As filed with the Securities and Exchange Commission on January 28, 2009

Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	|X|

PRE-EFFECTIVE AMENDMENT NO.	| |

POST-EFFECTIVE AMENDMENT NO. 111	|X|

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	|X|

AMENDMENT NO. 113

BLACKROCK FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Donald C. Burke
BlackRock Funds
800 Scudders Mill Road
Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

copy to:

Frank P. Bruno, Esq.	Howard B. Surloff, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	100 Bellevue Parkway
New York, New York 10019-6018	Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Aurora Portfolio
BlackRock Capital Appreciation Portfolio

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock Aurora Portfolio	4
	BlackRock Capital Appreciation Portfolio	8

Details About the Funds	How Each Fund Invests	13
	Investment Risks	15

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	18
	Details about the Share Classes	21
	How to Buy, Sell, Exchange and Transfer Shares	26
	Account Services and Privileges	32
	Funds’ Rights	33
	Participation in Fee-Based Programs	33
	Short-Term Trading Policy	34
	Redemption Fee	35
	Distribution and Service Payments	36

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	38
	Portfolio Manager Information	39
	Conflicts of Interest	40
	Valuation of Fund Investments	40
	Dividends, Distributions and Taxes	41

Financial Highlights	Financial Performance of the Funds	43

General Information	Shareholder Documents	52
	Certain Fund Policies	52
	Statement of Additional Information	53

Glossary	Glossary of Investment Terms	54

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about two portfolios of BlackRock FundsSM (the “Trust”), BlackRock Aurora Portfolio (“Aurora”) and BlackRock Capital Appreciation Portfolio (“Capital Appreciation”). Each Portfolio represents a separate portfolio of securities and has its own investment objective. Aurora and Capital Appreciation may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that inform you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

Aurora Portfolio

What is the Fund’s investment objective?

The investment objective of Aurora is to provide high total return, consisting principally of capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of small- and mid-capitalization companies.

In choosing among small- and mid-capitalization companies, the Fund takes a value approach, searching for those companies that appear to be trading below their true worth. The Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services.

Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500™ Value Index (between approximately $7.8 million and $5.9 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small-or mid-capitalization companies using a different index or classification system.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include other types of stocks, such as large-capitalization stocks and growth stocks, and bonds. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs). The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

4

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Bond Risk — The value of any bonds held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the Fund. The Fund may invest in non-investment grade or “high yield” securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks than investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. Split rated bonds will be considered to have the higher credit rating.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Aurora’s risks, see “Investment Risks” below.

Who should invest?

Aurora may be an appropriate investment for you if you:

  Are looking for high total return consisting principally of capital appreciation

  Want a professionally managed portfolio investing in the securities of small- and mid-capitalization companies

  Are willing to accept the risks of small and mid-cap investing in order to seek long term growth of capital

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

  Are not looking for a significant amount of current income

5

Risk/Return Information

On January 31, 2005, Aurora reorganized with the State Street Research Aurora Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Aurora in exchange for shares of Aurora, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund. The chart and table shown below give you a picture of Aurora’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Aurora. The table compares the Fund’s performance to that of the Russell 2500TM Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Aurora
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 22.41% (quarter ended June 30, 1999) and the lowest return for a quarter was –25.14% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Aurora Portfolio — Investor A
Return Before Taxes[1]	–42.57%	–4.94%	7.05%
Return After Taxes on Distributions[1]	–42.57%	–7.58%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–27.67%	–3.60%	6.30%

BlackRock Aurora Portfolio — Investor B2
Return Before Taxes[1]	–42.57%	–4.77%	7.00%

BlackRock Aurora Portfolio — Investor C
Return Before Taxes[1]	–40.43%	–4.61%	6.85%

BlackRock Aurora Portfolio — Institutional
Return Before Taxes[1]	–39.17%	–3.57%	8.02%

BlackRock Aurora Portfolio — Class R3
Return Before Taxes[1]	–39.42%	–4.07%	7.43%

Russell 2500™ Value Index (Reflects no deduction for fees, expenses or taxes)	–31.99%	–0.15%	5.72%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	The returns for Class R Shares prior to October 2, 2006, the commencement of operations of Class R Shares, are based upon performance of the Fund’s Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the Class-specific fees applicable to Class R Shares at the time of such share class’s launch.

6

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of the Aurora Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A	Investor B	Investor C	Institutional	Class R
	Shares	Shares	Shares	Shares	Shares

Management Fee	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.37%[6]	0.48%	0.39%	0.45%[6]	0.37%

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.47%	2.33%	2.24%	1.30%	1.72%

Fee Waivers and Expense Reimbursements[8]	(0.02)%	(0.13)%	(0.04)%	(0.24)%	(0.11)%

Net Annual Fund Operating Expenses[8]	1.45%	2.20%	2.20%	1.06%	1.61%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.44% (for Investor A Shares), 2.19% (for Investor B and Investor C Shares), 1.05% (for Institutional Shares) and 1.60% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.43% (for Investor A Shares), 2.18% (for Investor B Shares), 2.17% (for Investor C Shares), and 1.58% (for Class R Shares). See the “Management of the Funds – BlackRock” section for a discussion of these waivers and reimbursements.

7

Example:

This example is intended to help you compare the cost of investing in the Aurora Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$665	$ 964	$1,284	$2,189

Investor B Shares[2]
Redemption	$673	$1,065	$1,434	$2,441	[3]

Investor B Shares
No Redemption	$223	$ 715	$1,234	$2,441	[3]

Investor C Shares[2]
Redemption	$323	$ 696	$1,196	$2,572

Investor C Shares
No Redemption	$223	$ 696	$1,196	$2,572

Institutional Shares	$108	$ 388	$ 690	$1,547

Class R Shares	$164	$ 531	$ 923	$2,021

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Capital Appreciation Portfolio

What is the Fund’s investment objective?

The investment objective of Capital Appreciation is long-term capital appreciation. In other words, Capital Appreciation tries to choose investments that will increase in value over an extended period of time.

What are the Fund’s main investment strategies?

Under normal circumstances, Capital Appreciation invests at least 80% of its total assets in common and preferred stock of mid- and large-size companies and convertible securities.

While the Fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

The Fund intends to buy-and-hold securities to allow it to capture long-term gains.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Buy-and-Hold Strategy Risk — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predicable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the

8

  issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Capital Appreciation’s risks, see “Investment Risks” below.

Who should invest?

Capital Appreciation may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio of equity securities of mid- and large-size companies to complement your total investment portfolio

  Are looking for exposure to industries that appear to offer higher potential for long-term growth

  Are willing to accept the risks of price fluctuations and volatile market conditions in order to seek long-term capital appreciation

  Are not looking for a significant amount of current income

9

Risk/Return Information

On January 31, 2005, Capital Appreciation reorganized with the State Street Research Legacy Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Capital Appreciation in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies to the Fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Capital Appreciation
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended December 31, 1999) and the lowest return for a quarter was –22.93% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Capital Appreciation Portfolio — Investor A
Return Before Taxes[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.92%	–2.50%	–1.75%

BlackRock Capital Appreciation Portfolio — Investor B2
Return Before Taxes[1]	–39.81%	–3.02%	–2.14%

BlackRock Capital Appreciation Portfolio — Investor C
Return Before Taxes[1]	–37.56%	–2.57%	–2.25%

BlackRock Capital Appreciation Portfolio — Institutional
Return Before Taxes[1]	–36.21%	–1.51%	1.48%

Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	–3.42%	–4.27%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

10

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Capital Appreciation Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	4.50%[2]	1.00%[3]	None

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.44%[4]	0.46%	0.31%	0.20%

Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.35%	2.12%	1.97%	0.86%

Fee Waivers and Expense Reimbursements[6]	—%	(0.01)%	—%	(0.15)%

Net Annual Fund Operating Expenses[6]	1.35%	2.11%	1.97%	0.71%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges). A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Detail about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[3]	There is no CDSC on Investor C Shares after one year.

[4]	Other Expenses have been restated to reflect current fees.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees as applicable.

[6]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% (for Investor A Shares), 2.10% (for Investor B and Investor C Shares) and 0.70% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.24% (for Investor A Shares), 2.00% (for Investor B Shares) and 1.85% (for Investor C Shares). See the “Management of the Funds – BlackRock” section for a discussion of these waivers and reimbursements.

11

Example:

This example is intended to help you compare the cost of investing in the Capital Appreciation Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$655	$930	$1,226	$2,064

Investor B Shares[2]
Redemption	$664	$1,013	$1,338	$2,255[3]

Investor B Shares
No Redemption	$214	$663	$1,138	$2,255[3]

Investor C Shares[2]
Redemption	$300	$618	$1,062	$2,296

Investor C Shares
No Redemption	$200	$618	$1,062	$2,296

Institutional Shares	$73	$259	$462	$1,047

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

12

Details About the Funds

How Each Fund Invests

Should the Trust’s Board of Trustees determine that the investment goal of a Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Aurora

Investment Goal

The investment objective of Aurora is to provide high total return, consisting principally of capital appreciation.

Investment Process

BlackRock considers a variety of factors when choosing investments for Aurora, such as:

  identifying companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services; and

  identifying companies that appear to be trading below their true worth.

In addition, the Fund primarily limits its investments to small- and mid-capitalization companies.

In choosing among small- and mid-capitalization stocks, the Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy.

The Fund generally will sell a stock when Fund management believes the stock has reached its price target, it is fully valued or when, in its opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and convertible securities. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500™ Value Index (between approximately $7.8 million and $5.9 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small-or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size to companies in the Russell 2500™ Value Index if Fund management continues to believe that those shares are an attractive investment.

The Fund reserves the right to invest up to 20% of its total assets in other types of stocks, such as large-capitalization stocks and growth stocks, and bonds. From time to time the Fund may invest without limit in shares of companies through "new issues" or IPOs. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF AURORA

Aurora is managed by a team of financial professionals. Wayne J. Archambo, CFA and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

13

Capital Appreciation

Investment Goal

The investment objective of Capital Appreciation is to provide long-term growth of capital.

Investment Process

BlackRock considers a variety of factors when choosing investments for Capital Appreciation, such as:

  identifying companies and industries that appear to have higher potential for long-term growth;

  identifying companies that are fundamentally sound with strong management, superior earnings growth prospects and attractive relative valuations; and

  identifying large companies that exhibit stable growth and accelerated earnings.

In addition, while the Fund tends to emphasize mid- and large-size companies, from time to time it may invest in small-size companies.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, or there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, a less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.

The Fund seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in common and preferred stock of mid- and large-size companies and securities convertible into such common and preferred stock. The Fund’s disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund generally expects to invest across a broad range of industries.

Although the Fund does not expect to do so as a matter of course, it is permitted to invest up to 20% of its total assets in other types of securities (for example, bonds or stocks of small-size companies).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF CAPITAL APPRECIATION

Capital Appreciation is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the primary investment strategies discussed above, each Fund may also invest or engage in the following investments/strategies:

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  When-Issued Securities, Delayed Delivery and Forward Commitments Securities — The purchase or sale of securities on a when issued basis or on a delayed delivery basis or forward commitment involves the purchase or sale of securities by each Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with each Fund’s main investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing each Fund’s opportunity to achieve its investment objective.

14

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Junk Bonds (Aurora) — Aurora may invest up to 5% of its total assets in bonds that are below Standard & Poor’s BBB or Moody’s Baa rating categories, or their unrated equivalents (junk bonds). Split rated bonds will be considered to have the higher credit rating.

  Illiquid/Restricted Securities (Aurora) — The Fund may invest in illiquid securities which have no readily available market. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Such securities may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Funds:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies a Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

15

Bond Risk (Aurora Main Risk; Capital Appreciation Other Risk) — The value of any bonds held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the Fund. The Fund may invest in non-investment grade or “high yield“ securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks than investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. Split rated bonds will be considered to have the higher credit rating.

High Portfolio Turnover Risk (Aurora) — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

REIT Investment Risk (Aurora) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small and Emerging Growth Securities Risk (Aurora) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Buy-and-Hold Strategy Risk (Capital Appreciation) — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, Fund management will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Illiquid Securities Risk (Aurora) — Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms than when it decided to sell the security.

Restricted Securities Risk (Aurora) — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

16

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Rule 144A Securities Risk (Aurora) — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

When-Issued, Delayed Delivery and Forward Commitment Securities Risk — When-issued, delayed delivery and forward commitment securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Junk Bonds Risk (Aurora) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Junk bonds may be less liquid than higher-rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

“New Issues” Risk (Aurora) — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

17

Account Information

How to Choose the Share Class that Best Suits Your Needs

Aurora and Capital Appreciation offer multiple share classes (Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Aurora; Investor A, Investor B, Investor C and Institutional in this prospectus for Capital Appreciation), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares.

If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B, Investor C or Class R Shares (Aurora only), you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares, and a service fee of 0.25% per year for all three classes of shares under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares. Classes with lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class of shares of Aurora within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the following share classes of each Fund.

18

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R5

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[2]	intermediaries.[2]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or
its affiliates
or financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[3] for all	$1,000[3] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional Shares
	programs	programs	programs	are available to
	•$100 for	•$100 for	•$100 for	clients of registered
	retirement plans	retirement plans	retirement plans	investment
	•$50, if	•$50, if	•$50, if	advisors who have
	establishing	establishing	establishing	$250,000 invested
	Automatic	Automatic	Automatic	in the Fund
	Investment Plan	Investment Plan	Investment Plan
	(“AIP”)	(“AIP”)	(“AIP”)

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of	years of purchase.	year of purchase.
$1 million or more
that are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?[4]	Yes. Payable if	Yes. Payable if	Yes. Payable if	Yes. Payable if	Yes. Payable if
(Applicable to	you redeem or	you redeem or	you redeem or	you redeem or	you redeem or
Aurora only)	exchange within	exchange within	exchange within	exchange within	exchange within
	30 days of	30 days of	30 days of	30 days of	30 days of
	purchase.	purchase.	purchase.	purchase.	purchase.

19

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R5

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance than if	performance per		share than if you
		you owned Investor	share than if you		owned Investor A
		A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B Shares.		availability of these
shares.

[1]	Please see “Details about the Share Classes” for more information about each share class.

[2]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[3]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial intermediary may set a lower maximum for Investor B or Investor C Shares.

[4]	None of the share classes of Capital Appreciation are subject to a redemption fee.

[5]	Currently offered only by Aurora.

The following pages will cover the additional details of each share class, including the Institutional and Class R Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI which is available on the website or on request.

20

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following tables.

Aurora and Capital Appreciation

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation as a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.
[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Options” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

21

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of twenty one — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or the BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, Investor C, Institutional Shares and Prime Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor B, Investor C, Institutional Shares and Prime Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans

  Persons investing through an authorized payroll deduction plan

  Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% (for Aurora) or 0.75% (for Capital Appreciation) of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers see “Contingent Deferred Sales Charge Waivers”.

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

22

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of Fund dividends and capital gains. You will also pay ongoing distribution fees of 0.75% and ongoing service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial professional or financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Investor B Shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares of Aurora or Capital Appreciation within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. If you are a current shareholder of Investor B Shares, you may exchange your Investor B Shares for Investor B Shares of another BlackRock Fund. The sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquire in the exchange. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedules:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

23

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both BlackRock Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or their affiliates;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees;

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

24

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund.

  Certain qualified retirement plans

  Investors in selected fee based programs

  Clients of registered investment advisors who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund

  Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

Class R Shares (offered only by Aurora)

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

25

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Funds may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Funds at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

26

How to Buy Shares
	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R Shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs, may have higher minimums. (The minimums for additional purchases may
be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your

27

How to Buy Shares
	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	financial intermediary or BlackRock for further information. The Fund
Investment	accounts held directly with	limits Internet purchases in shares of the Fund to $25,000 per trade.
(continued)	BlackRock) (continued)	Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (AIP)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than 4 p.m.
(Eastern time) on the third business day (in the case of Investor
Shares) or first business day (in the case of Institutional Shares)
following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the Fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

28

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are redeeming
Shares	intermediary submit your	Investor A, Investor B, Investor C, Institutional or Class R Shares. The
	sales order	price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell Investor A, Investor B or
Investor C Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the
Automated Clearing House Network (“ACH”) or wire transfer.
Certain redemption requests, such as those in excess of these amounts must be in writing with a medallion signature guarantee.
For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be
paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

29

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment by Check: BlackRock will normally mail redemption proceeds
Redemption of	with BlackRock (continued)	within seven days following receipt of a properly completed request.
Shares (continued)		Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

30

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
Privilege	purchase shares of another	are generally exchangeable for shares of the same class of another
	fund (“exchanging”)	BlackRock Fund. No exchange privilege is available for Class R Shares.

You can exchange $1,000 or more of Investor A, Investor B or Investor
C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of
Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into
Institutional Shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at
www.blackrock.com/funds, or (iii) send a written request to the
Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	financial intermediary	dealer that has entered into an agreement with the Distributor. Certain
Intermediary		shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
	financial intermediary	• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

31

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s AIP allows you to invest a specific amount on a periodic
Investment Plan	investments on a periodic	basis from your checking or savings account into your investment
(AIP)	basis from checking or	account. You may apply for this option upon account opening or by
	savings account.	completing the Automatic Investment Plan application. The
minimum investment amount for an automatic investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock Fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange Plan	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C
Shares will not be subject to the CDSC if they do not exceed 1%, 3%
and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor
C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or financial intermediary for details.

32

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

33

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds (including Aurora) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

34

Redemption Fee

Certain BlackRock Funds listed below, including Aurora, (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

The redemption fee is for the benefit of the remaining shareholders of the Applicable Funds and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Funds, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Funds or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:
—	through each Applicable Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

35

  shareholders executing rollovers of current investments in the Applicable Funds through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Funds not to be detrimental to Aurora or long-term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Funds when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Funds reserve the right to modify or eliminate these waivers at any time.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution or service fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B, Investor C and Class R Shares pay a fee (“distribution fees”) to the Distributor and/or its affiliates, including PNC and its affiliates and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and its affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of the Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

36

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

37

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board of Trustees. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Aurora Total Annual Management Fee (Before Waivers)

With respect to Aurora, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.850%

$1 billion-$2 billion	0.800%

$2 billion-$3 billion	0.750%

More than $3 billion	0.700%

Capital Appreciation Total Annual Management Fee (Before Waivers)

With respect to Capital Appreciation, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.650%

$1 billion – $2 billion	0.600%

$2 billion – $3 billion	0.575%

Greater than $3 billion	0.550%

BlackRock has agreed contractually to cap net expenses for Aurora and Capital Appreciation (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by each of the Funds as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business, if any) of each share class of each Fund at the levels shown in each Fund’s expense table. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

38

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Aurora Portfolio	0.84%

Capital Appreciation Portfolio	0.55%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Management Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Aurora Portfolio

Aurora is managed by a team of financial professionals. Wayne J. Archambo, CFA and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Wayne J. Archambo, CFA	Responsible for the day-to-day	2005	Managing Director at BlackRock, Inc.
	management of the Fund’s portfolio		since 2002; Founding Partner and Portfolio
	including setting the Fund’s overall		Manager of Boston Partners Asset Management,
	investment strategy and overseeing		L.P. from 1995 to 2002; Senior Vice President
	the management of the Fund		at The Boston Company Asset Management,
Inc. from 1989 to 1995.

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2001; Equity Analyst with Independence
	including setting the Fund’s overall		Investment LLC from 2000 to 2001; Principal at
	investment strategy and overseeing		Boston Partners Asset Management, L.P. from
	the management of the Fund		1997 to 2000.

Capital Appreciation Portfolio

Capital Appreciation is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Jeffrey R. Lindsey, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc.
	management of the Fund’s portfolio		since 2006; Managing Director at State Street
	including setting the Fund’s overall		Research & Management Company (“SSRM”)
	investment strategy and overseeing		from 2002 to 2006; Chief Investment Officer-
	the management of the Fund		Growth at SSRM from 2003 to 2006; co-
portfolio manager of the SSR Legacy Fund (the
Fund’s predecessor) from 2002 to 2005.

Edward P. Dowd	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2005; Vice President at SSRM and co-portfolio
	including setting the Fund’s overall		manager of the SSR Legacy Fund (the Fund’s
	investment strategy and overseeing		predecessor) from 2002 to 2005.
the management of the Fund

39

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

40

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares, and Class R Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board of Trustees. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board of Trustees. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying

41

foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

42

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

Aurora

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$30.87	$37.15	$43.43	$40.71	$33.18

Net investment income (loss)	(0.02)[1]	0.10 [1]	0.08 [1]	(0.04)[1]	(0.11)

Net realized and unrealized gain (loss)	(5.34)	4.82	1.13	6.60	7.66

Net increase (decrease) from investment operations	(5.36)	4.92	1.21	6.56	7.55

Dividends and distributions from:
Tax return of capital	(0.21)	—	—	—	—
Net realized gain	(5.81)	(11.20)	(7.49)	(3.84)	(0.02)

Total dividends and distributions	(6.02)	(11.20)	(7.49)	(3.84)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$19.49	$30.87	$37.15	$43.43	$40.71

Total Investment Return

Based on net asset value	(21.60)%[3,4]	14.86%[4]	3.40%[4]	16.62%[4]	22.75%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.05%	1.01%	1.06%	1.14%	1.10%

Total expenses	1.28%	1.11%	1.07%	1.14%	1.10%

Net investment income (loss)	(0.08)%	0.32%	0.22%	(0.09)%	(0.27)%

Supplemental Data

Net assets, end of year (000)	$81,400	$169,479	$153,103	$165,837	$197,475

Portfolio turnover	147%	134%	142%	73%	33%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

43

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$28.75	$35.39	$41.88	$39.49	$32.28

Net investment income (loss)	(0.10)[1]	0.01 [1]	(0.05)[1]	(0.16)[1]	(0.22)

Net realized and unrealized gain (loss)	(4.91)	4.55	1.05	6.39	7.45

Net increase (decrease) from investment operations	(5.01)	4.56	1.00	6.23	7.23

Dividends and distributions from:
Tax return of capital	(0.21)	—	—	—	—
Net realized gain	(5.67)	(11.20)	(7.49)	(3.84)	(0.02)

Total dividends and distributions	(5.88)	(11.20)	(7.49)	(3.84)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$17.86	$28.75	$35.39	$41.88	$39.49

Total Investment Return

Based on net asset value[5]	(21.92)%[3,4]	14.48%[4]	2.95%[4]	16.28%[4]	22.39%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.42%	1.39%	1.44%	1.40%	1.40%

Total expenses	1.45%	1.40%	1.56%	1.47%	1.40%

Net investment income (loss)	(0.44)%	0.03%	(0.15)%	(0.36)%	(0.57)%

Supplemental Data

Net assets, end of year (000)	$481,193	$871,699	$1,189,440	$1,690,497	$2,169,836

Portfolio turnover	147%	134%	142%	73%	33%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Total investment returns exclude the effects of sales charges.

44

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$24.06	$31.48	$38.32	$36.67	$30.19

Net investment income (loss)	(0.21)[1]	(0.19)[1]	(0.29)[1]	(0.40)[1]	(0.45)

Net realized and unrealized gain (loss)	(3.92)	3.97	0.94	5.89	6.95

Net increase (decrease) from investment operations	(4.13)	3.78	0.65	5.49	6.50

Dividends and distributions from:
Tax return of capital	(0.21)	—	—	—	—
Net realized gain	(5.46)	(11.20)	(7.49)	(3.84)	(0.02)

Total dividends and distributions	(5.67)	(11.20)	(7.49)	(3.84)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$14.26	$24.06	$31.48	$38.32	$36.67

Total Investment Return

Based on net asset value[5]	(22.47)%[3,4]	13.56%[4]	2.18%[4]	15.44%[4]	21.53%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.18%	2.16%	2.19%	2.14%	2.10%

Total expenses	2.32%	2.24%	2.23%	2.15%	2.10%

Net investment income (loss)	(1.21)%	(0.75)%	(0.90)%	(1.10)%	(1.27)%

Supplemental Data

Net assets, end of year (000)	$119,213	$250,672	$329,207	$436,642	$470,430

Portfolio turnover.	147%	134%	142%	73%	33%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Total investment returns exclude the effects of sales charges.

45

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$24.07	$31.47	$38.32	$36.67	$30.18

Net investment loss	(0.21)[1]	(0.18)[1]	(0.29)[1]	(0.42)[1]	(0.45)

Net realized and unrealized gain (loss)	(3.93)	3.98	0.93	5.91	6.96

Net increase (decrease) from investment operations	(4.14)	3.80	0.64	5.49	6.51

Dividends and distributions from:
Tax return of capital	(0.21)	—	—	—	—
Net realized gain	(5.47)	(11.20)	(7.49)	(3.84)	(0.02)

Total dividends and distributions	(5.68)	(11.20)	(7.49)	(3.84)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$14.25	$24.07	$31.47	$38.32	$36.67

Total Investment Return

Based on net asset value	(22.50)%[3,4,5]	13.64%[4,5]	2.16%[4,5]	15.45%[4,5]	21.57%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.17%	2.13%	2.19%	2.14%	2.10%

Total expenses	2.23%	2.17%	2.22%	2.15%	2.10%

Net investment loss	(1.20)%	(0.72)%	(0.90)%	(1.10)%	(1.27)%

Supplemental Data

Net assets, end of period (000)	$107,555	$209,820	$283,562	$405,952	$493,980

Portfolio turnover	147%	134%	142%	73%	33%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Total investment returns exclude the effects of sales charges.

46

Financial Highlights (continued)

	Class R

	Year Ended September 30, 2008	Period October 2, 2006[5] to September 30, 2007

Per Share Operating Performance

Net asset value, beginning of period	$28.70	$35.21

Net investment loss	(0.13)[1]	(0.16)[1]

Net realized and unrealized gain (loss)	(4.83)	4.85

Net increase (decrease) from investment operations	(4.96)	4.69

Dividends and distributions from:
Tax return of capital	(0.21)	—
Net realized gain	(5.81)	(11.20)

Total dividends and distributions	(6.02)	(11.20)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]

Net asset value, end of period	$17.72	$28.70

Total Investment Return

Based on net asset value	(21.90)%[3,4]	14.87%[4,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.58%	1.50%[7]

Total expenses	1.71%	1.50%[7]

Net investment loss	(0.60)%	(0.57)%[7]

Supplemental Data

Net assets, end of period (000)	$1,356	$1,141

Portfolio turnover	147%	134%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Commencement of operations.

[6]	Aggregate total investment return.

[7]	Annualized.

47

Financial Highlights (continued)

Capital Appreciation

	Institutional

		Year Ended		Period November 1, 2004 to September 30, 2005	Year Ended
		September 30,			October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$18.21	$14.91	$14.19	$12.78	$12.17	$10.14

Net investment income (loss)	0.07 [1]	0.06 [1]	— [1]	0.05 [1]	(0.04)	(0.02)

Net realized and unrealized gain (loss)	(3.03)	3.24	0.72	1.36	0.65	2.05

Net increase (decrease) from
investment operations	(2.96)	3.30	0.72	1.41	0.61	2.03

Net asset value, end of period	$15.25	$18.21	$14.91	$14.19	$12.78	$12.17

Total Investment Return

Based on net asset value	(16.26)%	22.13%	5.07%	11.03%[3,4]	5.01%	20.02%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	0.70%	0.75%	0.95%	1.05%[5]	1.14%	1.08%

Total expenses	0.85%	0.88%	1.00%	1.15%[5]	1.14%	1.08%

Net investment income (loss)	0.42%	0.38%	0.00%	0.43%[5]	(0.31)%	(0.19)%

Supplemental Data

Net assets, end of period (000)	$77,323	$71,072	$48,146	$52,154	$52,399	$60,878

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[4]	Aggregate total investment return.

[5]	Annualized.

48

Financial Highlights (continued)

	Investor A

		Year Ended		Period November 1, 2004 to September 30, 2005	Year Ended
		September 30,			October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$17.56	$14.46	$13.82	$12.47	$11.91	$9.96

Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.06)[1]	0.02[1]	(0.08)	(0.05)

Net realized and unrealized gain (loss)	(2.95)	3.12	0.70	1.33	0.64	2.00

Net increase (decrease) from
investment operations	(2.97)	3.10	0.64	1.35	0.56	1.95

Net asset value, end of period	$14.59	$17.56	$14.46	$13.82	$12.47	$11.91

Total Investment Return

Based on net asset value[5]	(16.91)%	21.44%	4.63%	10.83%[3,4]	4.70%	19.58%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.23%	1.28%	1.35%	1.31%[6]	1.44%	1.38%

Total expenses	1.33%	1.35%	1.53%	1.48%[6]	1.44%	1.38%

Net investment income (loss)	(0.10)%	(0.16)%	(0.40)%	0.21%[6]	(0.62)%	(0.47)%

Supplemental Data

Net assets, end of period (000)	$125,521	$131,712	$112,737	$120,371	$99,435	$103,247

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[4]	Aggregate total investment return.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Annualized.

49

Financial Highlights (continued)

	Investor B

		Year Ended		Period November 1, 2004 to September 30, 2005	Year Ended
		September 30,			October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$16.34	$13.56	$13.06	$11.86	$11.41	$9.61

Net investment loss	(0.14)[1]	(0.14)[1]	(0.16)[1]	(0.06)[1]	(0.15)	(0.12)

Net realized and unrealized gain (loss)	(2.69)	2.92	0.66	1.26	0.60	1.92

Net increase (decrease) from
investment operations	(2.83)	2.78	0.50	1.20	0.45	1.80

Net asset value, end of period	$13.51	$16.34	$13.56	$13.06	$11.86	$11.41

Total Investment Return

Based on net asset value[5]	(17.32)%	20.50%	3.83%	10.12%[4,6]	3.94%	18.73%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	2.00%	2.07%	2.10%	2.05%[7]	2.14%	2.08%

Total expenses	2.11%	2.20%	2.20%	2.15%[7]	2.14%	2.08%

Net investment loss	(0.87)%	(0.95)%	(1.16)%	(0.53)%[7]	(1.31)%	(1.17)%

Supplemental Data

Net assets, end of period (000)	$19,663	$48,260	$71,078	$85,465	$97,938	$108,125

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[4]	Aggregate total investment return.

[5]	Total investment returns exclude the effects of sales charges.

[6]	The total return includes an increase of 0.09% related to payments made by the previous investment advisor prior to January 31, 2005.

[7]	Annualized.

50

Financial Highlights (concluded)

	Investor C

		Year Ended		Period November 1, 2004 to September 30, 2005	Year Ended
		September 30,			October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$16.38	$13.57	$13.06	$11.86	$11.41	$9.61

Net investment loss	(0.11)[1]	(0.12)[1]	(0.15)[1]	(0.06)[1]	(0.15)	(0.11)

Net realized and unrealized gain (loss)	(2.71)	2.93	0.66	1.26	0.60	1.91

Net increase (decrease) from
investment operations	(2.82)	2.81	0.51	1.20	0.45	1.80

Net asset value, end of period	$13.56	$16.38	$13.57	$13.06	$11.86	$11.41

Total Investment Return

Based on net asset value[5]	(17.22)%	20.71%	3.91%	10.12%[4,6]	3.94%	18.73%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.85%	1.92%	2.04%	2.05%[7]	2.14%	2.08%

Total expenses	1.96%	1.99%	2.10%	2.15%[7]	2.14%	2.08%

Net investment loss	(0.73)%	(0.80)%	(1.10)%	(0.51)%[7]	(1.30)%	(1.15)%

Supplemental Data

Net assets, end of period (000)	$12,361	$15,160	$17,079	$20,570	$23,854	$30,516

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[4]	Aggregate total investment return.

[5]	Total investment returns exclude the effects of sales charges.

[6]	The total return includes an increase of 0.09% related to payments made by the previous investment advisor prior to January 31, 2005.

[7]	Annualized.

51

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

52

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

53

Glossary

Glossary of Investment Terms

Bonds — Debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Investment Grade — any of the four highest debt obligation ratings by the major rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Junk Bonds — fixed income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell 1000® Growth Index — an index composed of those Russell 1000® securities with greater-than-average growth orientation, generally having higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell 2500TM Value Index — an index composed of the Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

54

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor Class and Institutional Shares taken together that you own in BlackRock Funds. Certain restrictions apply.

55

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Aurora Portfolio
   BlackRock Capital Appreciation Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-CAPAU-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	BlackRock Mid-Cap Growth Equity Portfolio	4
	BlackRock Mid-Cap Value Equity Portfolio	8
	BlackRock Small Cap Core Equity Portfolio	12
	BlackRock Small Cap Growth Equity Portfolio	16
	BlackRock Small Cap Value Equity Portfolio	20
	BlackRock Small/Mid-Cap Growth Portfolio	24

Details About the Funds	How Each Fund Invests	29
	Investment Risks	34

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	37
	Details about the Share Classes	40
	How to Buy, Sell, Exchange and Transfer Shares	44
	Account Services and Privileges	50
	Funds’ Rights	51
	Participation in Fee-Based Programs	51
	Short-Term Trading Policy	52
	Redemption Fee	53
	Distribution and Service Payments	54

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	56
	Portfolio Manager Information	58
	Conflicts of Interest	60
	Valuation of Fund Investments	60
	Dividends, Distributions and Taxes	61

Financial Highlights	Financial Performance of the Funds	63

General Information	Shareholder Documents	89
	Certain Fund Policies	89
	Statement of Additional Information	90

Glossary	Glossary of Investment Terms	91

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about six portfolios of BlackRock Funds® (the “Trust”): BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity”), BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”), BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”), BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity”), BlackRock Small Cap Value Equity Portfolio (“Small Cap Value Equity”) and BlackRock Small/Mid-Cap Growth Portfolio (“Small/Mid-Cap Growth”). The portfolios are collectively referred to in this prospectus as the “Funds.” Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

BlackRock Mid-Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. Mid-Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in Mid-Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

4

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Mid-Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

5

Risk/Return Information

The chart and table shown below give you a picture of Mid-Cap Growth Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Mid-Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 61.35% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.87% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Growth Equity Portfolio — Investor A
Return Before Taxes[1]	–49.18%	–4.00%	0.20%
Return After Taxes on Distributions[1]	–49.18%	–4.04%	–2.34%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–31.97%	–3.34%	–0.78%

BlackRock Mid-Cap Growth Equity Portfolio — Investor B2
Return Before Taxes[1]	–49.16%	–4.07%	0.15%

BlackRock Mid-Cap Growth Equity Portfolio — Investor C
Return Before Taxes[1]	–47.29%	–3.68%	0.01%

BlackRock Mid-Cap Growth Equity Portfolio — Institutional
Return Before Taxes[1]	–46.15%	–2.54%	1.21%

BlackRock Mid-Cap Growth Equity Portfolio — Class R
Return Before Taxes[1]	–46.37%	–3.02%	0.69%

Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)	–44.32%	–2.33%	–0.18%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of Mid-Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Management Fee	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.48%	0.65%	0.45%	0.33%[5]	0.43%

Acquired Fund Fees and Expenses[6]	0.01%	0,01%	0,01%	0,01%	0,01%

Total Annual Fund Operating Expenses[6]	1.54%	2.46%	2.26%	1.14%	1.74%

Fee Waivers and Expense Reimbursements[7]	—%	(0.12)%	—%	—%	(0.13)%

Net Annual Fund Operating Expenses[7]	1.54%	2.34%	2.26%	1.14%	1.61%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	Other Expenses have been restated to reflect current fees.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.58% (for Investor A Shares), 2.33% (for Investor B and Investor C Shares), 1.23% (for Institutional Shares) and 1.60% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds— BlackRock” section for a discussion of these waivers and reimbursements.

7

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$673	$986	$1,320	$2,263

Investor B Shares[2]
Redemption	$687	$1,105	$1,500	$2,560	[3]

Investor B Shares
No Redemption	$237	$755	$1,300	$2,560	[3]

Investor C Shares[2]
Redemption	$329	$706	$1,210	$2,595

Investor C Shares
No Redemption	$229	$706	$1,210	$2,595

Institutional Shares	$116	$362	$628	$1,386

Class R Shares	$164	$535	$932	$2,041

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

BlackRock Mid-Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

8

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Mid-Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

9

Risk/Return Information

On January 31, 2005, Mid-Cap Value Equity reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Mid-Cap Value Equity in exchange for shares of Mid-Cap Value Equity, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as Mid-Cap Value Equity. The chart and table shown below give you a picture of Mid-Cap Value Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Mid-Cap Value Equity. The table compares the Fund’s performance to that of the Russell Midcap® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Mid-Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.18% (quarter ended December 31, 2001) and the lowest return for a quarter was –25.07% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–41.91%	–0.33%	4.32%
Return After Taxes on Distributions[1]	–41.99%	–2.45%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–27.14%	–0.68%	2.92%

BlackRock Mid-Cap Value Equity Portfolio — Investor B2
Return Before Taxes[1]	–41.90%	–0.25%	4.27%

BlackRock Mid-Cap Value Equity Portfolio — Investor C
Return Before Taxes[1]	–39.80%	–0.01%	4.14%

BlackRock Mid-Cap Value Equity Portfolio — Institutional
Return Before Taxes[1]	–38.50%	1.03%	5.20%

Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	0.33%	4.45%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

10

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Mid-Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.40%[5]	0.44%	0.40%	0.33%[5]

Acquired Fund Fees and Expenses[6]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6]	1.46%	2.25%	2.21%	1.14%

Fee Waivers and Expense Reimbursements[7]	(0.20)%	(0.24)%	(0.20)%	(0.19)%

Net Annual Fund Operating Expenses[7]	1.26%	2.01%	2.01%	0.95%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	Other Expenses have been restated to reflect current fees.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Investor A Shares), 2.00% (for Investor B and Investor C Shares) and 0.94% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

11

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$647	$944	$1,263	$2,163

Investor B Shares[2]
Redemption	$654	$1,030	$1,383	$2,367	[3]

Investor B Shares
No Redemption	$204	$680	$1,183	$2,367	[3]

Investor C Shares[2]
Redemption	$304	$672	$1,166	$2,529

Investor C Shares
No Redemption	$204	$672	$1,166	$2,529

Institutional Shares	$97	$343	$609	$1,369

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

BlackRock Small Cap Core Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Core Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Core Equity normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

12

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Core Equity’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

13

Risk/Return Information

The chart and table shown below give you a picture of the Fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance will vary and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for Small Cap Core Equity in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Core Equity
As of 12/31

[1]	Performance of the Fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

During the period shown in the bar chart, the highest return for a quarter was 25.44% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.09% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	Since Inception[3]

BlackRock Small Cap Core Equity Portfolio — Investor A
Return Before Taxes[1]	–39.32%	–1.73%	3.63%
Return After Taxes on Distributions[1]	–39.32%	–2.20%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.56%	–1.44%	3.13%

BlackRock Small Cap Core Equity Portfolio — Investor B2
Return Before Taxes[1]	–39.30%	–1.75%	3.84%

BlackRock Small Cap Core Equity Portfolio — Investor C
Return Before Taxes[1]	–37.09%	–1.38%	3.86%

BlackRock Small Cap Core Equity Portfolio — Institutional
Return Before Taxes[1]	–35.65%	–0.24%	4.76%

Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	–33.79%	–0.93%	1.60%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Inception date is January 2, 2002.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for other classes of shares will vary.

14

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Core Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.66%[6]	0.60%	0.60%	0.44%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.92%	2.61%	2.61%	1.45%

Fee Waivers and Expense Reimbursements[8]	(0.14)%	(0.08)%	(0.08)%	(0.14)%

Net Annual Fund Operating Expenses[8]	1.78%	2.53%	2.53%	1.31%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.77% (for Investor A Shares), 2.52% (for Investor B and Investor C Shares) and 1.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

15

Example:

This example is intended to help you compare the cost of investing in Small Cap Core Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, in addition, with respect to Investor B and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$646	$1,084	$1,495	$2,640

Investor B Shares[2]
Redemption	$706	$1,154	$1,578	$2,771	[3]

Investor B Shares
No Redemption	$256	$804	$1,378	$2,771	[3]

Investor C Shares[2]
Redemption	$356	$804	$1,378	$2,938

Investor C Shares
No Redemption	$256	$804	$1,378	$2,938

Institutional Shares	$133	$445	$779	$1,723

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

BlackRock Small Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. Small Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in Small Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

16

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

17

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Growth Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 49.23% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.84% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Growth Equity Portfolio — Investor A
Return Before Taxes[1]	–43.22%	–1.97%	–0.22%
Return After Taxes on Distributions[1]	–43.22%	–1.97%	–1.58%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–28.09%	–1.67%	–0.64%

BlackRock Small Cap Growth Equity Portfolio — Investor B2
Return Before Taxes[1]	–43.30%	–2.15%	–0.29%

BlackRock Small Cap Growth Equity Portfolio — Investor C
Return Before Taxes[1]	–41.25%	–1.77%	–0.46%

BlackRock Small Cap Growth Equity Portfolio — Institutional
Return Before Taxes[1]	–39.84%	–0.60%	0.72%

Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.54%	–2.35%	–0.76%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

18

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.38%[6]	0.53%	0.53%	0.26%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.19%	2.09%	2.09%	0.82%

Fee Waivers and Expense Reimbursements[8]	—	—	—	—

Net Annual Fund Operating Expenses[8]	1.19%	2.09%	2.09%	0.82%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.46% (for Investor A Shares), 2.21% (for Investor B and Investor C Shares) and 0.99% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

19

Example:

This example is intended to help you compare the cost of investing in Small Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$640	$883	$1,145	$1,892

Investor B Shares[2]
Redemption	$662	$1,005	$1,324	$2,190	[3]

Investor B Shares
No Redemption	$212	$655	$1,124	$2,190	[3]

Investor C Shares[2]
Redemption	$312	$655	$1,124	$2,421

Investor C Shares
No Redemption	$212	$655	$1,124	$2,421

Institutional Shares	$ 84	$262	$455	$1,014

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

BlackRock Small Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

20

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

21

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Small Cap Value Equity. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended June 30, 2003) and the lowest return for a quarter was –25.82% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–38.78%	–2.57%	2.53%
Return After Taxes on Distributions[1]	–38.83%	–6.01%	–0.41%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.16%	–2.65%	1.43%

BlackRock Small Cap Value Equity Portfolio — Investor B2
Return Before Taxes[1]	–38.73%	–2.39%	2.46%

BlackRock Small Cap Value Equity Portfolio — Investor C
Return Before Taxes[1]	–36.58%	–2.29%	2.29%

BlackRock Small Cap Value Equity Portfolio — Institutional
Return Before Taxes[1]	–35.04%	–1.13%	3.51%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

22

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Small Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.68%[6]	0.76%	0.73%	0.63%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.49%	2.32%	2.29%	1.19%

Fee Waivers and Expense Reimbursements[8]	(0.04)%	(0.12)%	(0.09)%	(0.21)%

Net Annual Fund Operating Expenses[8]	1.45%	2.20%	2.20%	0.98%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.44% (for Investor A Shares), 2.19% (for Investor B and Investor C Shares) and 0.97% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.36% (for Investor A Shares), 2.12% (for Investor B Shares) and 2.16% (for Investor C Shares). See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

23

Example:

This example is intended to help you compare the cost of investing in Small Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$665	$968	$1,292	$2,208

Investor B Shares[2]
Redemption	$673	$1,063	$1,429	$2,439	[3]

Investor B Shares
No Redemption	$223	$713	$1,229	$2,439	[3]

Investor C Shares[2]
Redemption	$323	$707	$1,217	$2,619

Investor C Shares
No Redemption	$223	$707	$1,217	$2,619

Institutional Shares	$100	$357	$634	$1,425

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

BlackRock Small/Mid-Cap Growth Portfolio

What is the Fund’s investment objective?

The investment objective of Small/Mid-Cap Growth is growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, Small/Mid-Cap Growth invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500™ Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

24

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small/Mid-Cap Growth’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small and mid-cap investments

  Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

25

Risk/Return Information

On January 31, 2005, Small/Mid-Cap Growth reorganized with the State Street Research Emerging Growth Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the Fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance will vary and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2500™ Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small/Mid-Cap Growth
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 47.87% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.63% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small/Mid-Cap Growth Portfolio — Investor A
Return Before Taxes[1]	–47.59%	–5.67%	1.14%
Return After Taxes on Distributions[1]	–47.60%	–6.52%	0.08%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–30.92%	–4.42%	0.82%

BlackRock Small/Mid-Cap Growth Portfolio — Investor B2
Return Before Taxes[1]	–47.52%	–5.64%	1.12%

BlackRock Small/Mid-Cap Growth Portfolio — Investor C
Return Before Taxes[1]	–45.60%	–5.35%	0.98%

BlackRock Small/Mid-Cap Growth Portfolio — Institutional
Return Before Taxes[1]	–44.49%	–4.38%	1.99%

BlackRock Small/Mid-Cap Growth Portfolio — Class R
Return Before Taxes[1]	–44.82%	–4.93%	1.39%

Russell 2500™ Growth Index (Reflects no deduction for fees, expenses or taxes)	–41.50%	–2.24%	0.75%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for other classes of shares will vary.

26

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B, C, Institutional and Class R Shares of Small/Mid-Cap Growth. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Management Fee	0.75%	0.75%	0.75%%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.47%[6]	0.65%	0.50%	0.70%[6]	0.85%[7]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.48%	2.41%	2.26%	1.46%	2.11%

Fee Waivers and Expense Reimbursements[8]	(0.12)%	(0.30)%	(0.15)%	(0.35)%	(0.47)%

Net Annual Fund Operating Expenses[8]	1.36%	2.11%	2.11%	1.11%	1.64%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% (for Investor A Shares), 2.10% (for Investor B and Investor C Shares), 1.10% (for Institutional Shares) and 1.63% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds— BlackRock” section for a discussion of these waivers and reimbursements.

27

Example:

This example is intended to help you compare the cost of investing in Small/Mid-Cap Growth with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, in addition, with respect to Investor B and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$656	$957	$1,280	$2,191

Investor B Shares[2]
Redemption	$664	$1,073	$1,458	$2,492	[3]

Investor B Shares
No Redemption	$214	$723	$1,258	$2,492	[3]

Investor C Shares[2]
Redemption	$314	$692	$1,196	$2,584

Investor C Shares
No Redemption	$214	$692	$1,196	$2,584

Institutional Shares	$113	$427	$764	$1,716

Class R Shares	$167	$616	$1,091	$2,404

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

28

Details About the Funds

How Each Fund Invests

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of a Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However such change can be effected without shareholder approval.

BlackRock Mid-Cap Growth Equity Portfolio Investment Goal

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on U.S. mid-capitalization growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

Fund management focuses on U.S. mid-capitalization emerging growth companies.

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP GROWTH EQUITY

Mid-Cap Growth Equity is managed by a team of financial professionals. Eileen M. Leary, CFA, and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

29

BlackRock Mid-Cap Value Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking mid-capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of U.S. mid-capitalization companies. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA, and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Core Equity Portfolio

Investment Goal

The investment objective of Small Cap Core Equity is long-term capital appreciation.

Investment Process

Fund management seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. Fund management initially screens for stocks from a market universe of companies with market capitalizations under $3.2 billion. The Fund will invest in stocks that Fund management believes offer attractive returns through capital appreciation. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell

30

2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest in REITs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Growth Equity Portfolio

Investment Goal

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on small cap emerging growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. However, Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

31

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP GROWTH EQUITY

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Value Equity Portfolio

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.2 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP VALUE EQUITY

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small/Mid-Cap Growth Portfolio

Investment Goal

The investment objective of Small/Mid-Cap Growth is to provide growth of capital.

Investment Process

The Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that have good current or prospective earnings and strong management teams.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

32

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when the stock reaches its target price or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500™ Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL/MID-CAP GROWTH

Small/Mid-Cap Growth is managed by a team of financial professionals. Andrew F. Thut, Rob Hallisey and Andrew Leger are the portfolio managers and are primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  “New Issues” Securities — Each Fund may invest in shares of companies through initial public offerings.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

33

Small/Mid-Cap Growth Other Strategies

The Fund reserves the right to invest up to 20% of its total assets in other types of securities including value stocks or dividend stocks. They may also include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as U.S. government securities.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the “Statement of Additional Information” (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Mid-Cap Securities Risk (Mid-Cap Growth Equity, Mid-Cap Value Equity and Small/Mid-Cap Growth) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Small and Emerging Growth Securities Risk (Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Growth Investing Style Risk (Mid-Cap Growth Equity, Small Cap Growth Equity, and Small/Mid-Cap Growth) — Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk (Mid-Cap Value Equity and Small Cap Value Equity) — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Investment Risk (Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

34

Derivatives Risk — A Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

Warrants Risk (Small/Mid-Cap Growth) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, Fund management will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.
Rule 144A Securities Risk — Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Debt Securities Risk (Small/Mid-Cap Growth) — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

35

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

“New Issues” Risk (Mid-Cap Growth Equity, Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

36

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C and Institutional Shares in this prospectus for Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity; Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Mid-Cap Growth Equity and Small/Mid-Cap Growth), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B, Investor C or Class R Shares (if available for your Fund), you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares and a service fee of 0.25% per year for all three classes of shares on an ongoing basis under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares of a Fund. Classes with lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the following share classes of each Fund.

37

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,2

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[3]	intermediaries.[3]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or its
affiliates or
financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[4] for all	$1,000[4] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional
	programs	programs	programs	Shares are
	•$100 for	•$100 for	•$100 for	available to
	retirement plans	retirement plans	retirement plans	clients of
	•$50, if	•$50, if	•$50, if	registered
	establishing	establishing	establishing	investment
	Automatic	Automatic	Automatic	advisors who have
	Investment Plan	Investment Plan	Investment Plan	$250,000
	(“AIP”)	(“AIP”)	(“AIP”)	invested in the
Fund

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of	years of purchase.	year of purchase.
$1 million or more
that are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you
(applicable only to	redeem or	redeem or	redeem or	redeem or	redeem or
Small Cap Core	exchange within 30	exchange within 30	exchange within 30	exchange within 30	exchange within 30
Equity, Small Cap	days of purchase.	days of purchase.	days of purchase.	days of purchase.	days of purchase.
Growth Equity,
Small Cap Value
Equity and
Small/Mid-Cap
Growth)

38

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,2

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance than if	performance per		share than if you
		you owned Investor	share than if you		owned Investor A
		A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B shares.		availability of these
shares.

[1]	Please see “Details about the Share Classes” for more information about each share class.

[2]	Class R Shares are currently offered only by Mid-Cap Growth Equity and Small/Mid-Cap Growth.

[3]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[4]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial intermediary may set a lower maximum for Investor B or Investor C Shares.

The following pages will cover the additional details of each share class, including the Institutional and Class R Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

39

Details About the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation As a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Options” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

40

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of twenty one — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, Investor C or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor B and Investor C, Institutional Shares and Prime Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans

  Persons investing through an authorized payroll deduction plan

  Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

41

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemptions and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of dividends and capital gains. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. You will also pay ongoing distribution fees of 0.75% and ongoing service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays dealers a sales concession of 4.00% of the purchase price of Investor B Shares from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. If you are a current shareholder of Investor B Shares, you may exchange your Investor B Shares for Investor B Shares of another BlackRock Fund. The sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquired in the exchange. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. In addition, no deferred sales charge is charged on Investor B Shares acquired through the reinvestment of dividends or distributions. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

42

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of fixed-income funds typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regards to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans

  Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares”

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent)

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares

  Involuntary redemptions made of shares in accounts with low balances

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or an affiliate

  Redemptions related to the payment of PNC Trust Company custodial IRA fees

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the Statement of Additional Information, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

43

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund.

  Certain qualified retirement plans

  Investors in selected fee based programs

  Clients of registered investment advisers who have $250,000 invested in the Fund

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund

  Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

Class R Shares (offered only by Mid-Cap Growth Equity and Small/Mid-Cap Growth)

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Funds at any time for any reason. In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

44

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Shares Class at a Glance” table in this prospectus
	appropriate for you	(be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a class and do not qualify to purchase
Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R Shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at-a-
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on lower initial investment requirements for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs. may have higher minimums. (The minimums for additional purchases may
be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU. Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at
(800) 441-7762.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be

45

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	priced at the net asset value determined that day. Contact your
Investment	accounts held directly with	financial intermediary or BlackRock for further information. The Fund
(continued)	BlackRock) (continued)	limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.
Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (“AIP”)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or other financial intermediary, but in no event later than
4 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

46

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial
Redemption of	intermediary submit your	professional. Shareholders should indicate whether they are redeeming
Shares	sales order	Investor A, Investor B, Investor C, Institutional or Class R Shares. The
price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time).
Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: You may sell Investor A, Investor B or
Investor C Shares held at BlackRock by telephone request
if certain conditions are met and if the amount being sold
is less than (i) $100,000 for payments by check, or (ii) $250,000 for payments through the Automated Clearing House Network
(“ACH”) or wire transfer. Certain redemption requests, such
as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor Shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

47

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment of Redemption Proceeds: Redemption proceeds may be
Redemption of	with BlackRock (continued)	paid by check or, if the Fund has verified banking information on file,
Shares (continued)		through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request.
Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund. No charge for wiring redemption payments with respect to
Institutional Shares is imposed by the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

Note on Expedited Redemptions: Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at
(800) 441-7762. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

48

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
Privilege	purchase shares of another	are generally exchangeable for shares of the same class of another
	fund (“exchanging”)	BlackRock Fund. No exchange privilege is available for Class R Shares.

You can exchange $1,000 or more of Investor A, Investor B, or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into
Institutional Shares of other funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your
New Account Application that you did not want the Telephone
Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling
(800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no express limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short Term Trading Policy” below.

For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

49

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s AIP allows you to invest a specific amount on a periodic
Investment Plan	investments on a periodic	basis from your checking or savings account into your investment
(“AIP”)	basis from checking or	account. You may apply for this option upon account opening or by
	savings account.	completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock Fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please contact (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange Plan	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements. For more information, please contact the
	fund to up to four other funds.	Fund at (800) 441-7762.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(“SWP”)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP
redemptions of Investor A, Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or other financial intermediary for details.

50

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

51

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

52

Redemption Fee

Certain BlackRock Funds listed below, including, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and Small/Mid-Cap Growth, (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

The redemption fee is for the benefit of the remaining shareholders of the Applicable Funds and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Funds, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Funds not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

—	through each Applicable Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

53

  shareholders executing rollovers of current investments in the Applicable Funds through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Funds when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Funds reserve the right to modify or eliminate these waivers at any time.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B, Investor C and Class R Shares pay a fee (“distribution fees”) to the Distributor and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America (“BAC”) and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of each Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the Statement of Additional Information.

Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees that a Fund pays to its Transfer Agent, BlackRock on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

54

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

55

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Mid-Cap Growth Equity and Mid-Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Mid-Cap Growth Equity and Mid-Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.800%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.650%

Greater than $3 billion	0.625%

Small Cap Growth Equity and Small Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Growth Equity and Small Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Small/Mid-Cap Growth Total Annual Management Fee (Before Waivers)

With respect to Small/Mid-Cap Growth, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

56

Small Cap Core Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Core Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is 1.00%.

All Funds:

With respect to each Fund, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s expense table. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Mid-Cap Growth Equity	0.80%

Mid-Cap Value Equity	0.80%

Small Cap Core Equity	0.99%

Small Cap Growth Equity	0.48%

Small Cap Value Equity	0.43%

Small/Mid-Cap Growth	0.68%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

57

Portfolio Manager Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Mid-Cap Growth Equity

The Fund is managed by a team of financial professionals. Eileen M. Leary, CFA and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Eileen M. Leary, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap growth equity team; Portfolio Manager for State Street Research and Management responsible for the State Street Research Mid- Cap Growth Fund's day-to-day portfolio management from 2002 to 2005.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

Mid-Cap Value Equity

The Fund is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap value equity team; Vice President and portfolio manager with State Street Research & Management (“SSRM”) from 2003 to 2005.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director of BlackRock, Inc. since 2005. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner of Boston Partners Asset Management, LP and manager of small and mid-cap value equity products from the firm’s inception in 1995

Small Cap Core Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

58

Small Cap Value Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

Small Cap Growth Equity

The Fund is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small/Mid-Cap Growth

The Fund is managed by a team of financial professionals. Andrew F. Thut, Rob Hallisey and Andrew Leger are the portfolio managers and are primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 1998 to 2002.

Rob Hallisey	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”).

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

59

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

60

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, and Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, other financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

61

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

62

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$13.49	$10.70	$10.44	$8.76	$7.57

Net investment loss[1]	(0.04)	(0.07)	(0.06)	(0.07)	(0.06)

Net realized and unrealized gain (loss)	(3.12)	2.86	0.45	1.75	1.25

Net increase (decrease) from investment operations	(3.16)	2.79	0.39	1.68	1.19

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$10.33	$13.49	$10.70	$10.44	$8.76

Total Investment Return

Based on net asset value	(23.43)%	26.08%[3]	3.75%[3]	19.18%[3]	15.72%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.06%	1.05%	1.08%	1.23%	1.23%

Total expenses	1.07%	1.06%	1.15%	1.41%	1.28%

Net investment loss	(0.33)%	(0.59)%	(0.60)%	(0.72)%	(0.65)%

Supplemental Data

Net assets, end of year (000)	$26,468	$75,577	$75,111	$75,407	$40,337

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

63

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$12.55	$10.00	$9.82	$8.26	$7.17

Net investment loss[1]	(0.10)	(0.12)	(0.11)	(0.11)	(0.09)

Net realized and unrealized gain (loss)	(2.89)	2.67	0.42	1.67	1.18

Net increase (decrease) from investment operations	(2.99)	2.55	0.31	1.56	1.09

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$9.56	$12.55	$10.00	$9.82	$8.26

Total Investment Return

Based on net asset value[3]	(23.83)%	25.50%[4]	3.16%[4]	18.89%[4]	15.20%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.53%	1.57%	1.58%	1.58%	1.67%

Total expenses	1.53%	1.60%	1.74%	1.78%	1.77%

Net investment loss	(0.81)%	(1.11)%	(1.11)%	(1.14)%	(1.09)%

Supplemental Data

Net assets, end of year (000)	$195,980	$274,333	$257,729	$290,285	$27,777

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

64

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.32	$9.09	$9.00	$7.63	$6.67

Net investment loss[1]	(0.17)	(0.18)	(0.17)	(0.15)	(0.14)

Net realized and unrealized gain (loss)	(2.59)	2.41	0.39	1.52	1.10

Net increase (decrease) from investment operations	(2.76)	2.23	0.22	1.37	0.96

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$8.56	$11.32	$9.09	$9.00	$7.63

Total Investment Return

Based on net asset value[3]	(24.38)%	24.53%[4]	2.44%[4]	17.96%[4]	14.39%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.31%	2.25%	2.33%	2.33%	2.44%

Total expenses	2.45%	2.46%	2.54%	2.41%	2.45%

Net investment loss	(1.58)%	(1.79)%	(1.86)%	(1.82)%	(1.86)%

Supplemental Data

Net assets, end of year (000)	$19,565	$43,610	$48,635	$59,100	$31,900

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

65

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.32	$9.09	$9.00	$7.63	$6.67

Net investment loss[1]	(0.16)	(0.19)	(0.17)	(0.15)	(0.14)

Net realized and unrealized gain (loss)	(2.60)	2.42	0.39	1.52	1.10

Net increase (decrease) from investment operations	(2.76)	2.23	0.22	1.37	0.96

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$8.56	$11.32	$9.09	$9.00	$7.63

Total Investment Return

Based on net asset value[3]	(24.38)%	24.53%[4]	2.44%[4]	17.96%[4]	14.39%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.25%	2.30%	2.33%	2.33%	2.44%

Total expenses	2.25%	2.31%	2.37%	2.41%	2.45%

Net investment loss	(1.53)%	(1.84)%	(1.86)%	(1.83)%	(1.86)%

Supplemental Data

Net assets, end of year (000)	$13,964	$20,203	$18,047	$20,748	$11,269

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

66

Financial Highlights (concluded)

	Class R
	Year Ended September 30, 2008	Period October 2, 2006[1] to September 30, 2007

Per Share Operating Performance

Net asset value, beginning of period	$12.55	$9.92

Net investment loss[2]	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(2.89)	2.76

Net increase (decrease) from investment operations	(2.99)	2.63

Distributions from net realized gain	—	—

Redemption fees added to paid-in capital	—	0.00 [3]

Net asset value, end of period	$9.56	$12.55

Total Investment Return

Based on net asset value	(23.83)%	26.51%[4,5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.58%	1.59%[6]

Total expenses	1.73%	1.63%[6]

Net investment loss	(0.82)%	(1.12)%[6]

Supplemental Data

Net assets, end of period (000)	$723	$25

Portfolio turnover	45%	53%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

67

Financial Highlights (continued)

BlackRock Mid-Cap Value Equity Portfolio*

	Institutional
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.35	$13.67	$13.74	$12.73	$12.14

Net investment income	0.10 [1]	0.11 [1]	0.12 [1]	0.04 [1]	0.11

Net realized and unrealized gain (loss)	(2.77)	2.38	1.23	0.97	1.44

Net increase (decrease) from investment operations	(2.67)	2.49	1.35	1.01	1.55

Dividends and distributions from:
Net investment income	—	(0.15)	(0.04)	—	(0.15)
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.72)	(1.66)	(1.38)	—	(0.81)

Total dividends and distributions	(1.74)	(1.81)	(1.42)	—	(0.96)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$9.94	$14.35	$13.67	$13.74	$12.73

Total Investment Return

Based on net asset value	(20.74)%	19.35%[3]	10.77%[3]	7.94%[3,4]	13.07%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.94%	0.95%	0.99%	1.00%[5]	0.99%[5]

Total expenses	1.10%	1.07%	1.07%	1.30%[5]	1.09%[5]

Net investment income	0.82%	0.79%	0.88%	0.49%[5]	1.18%[5]

Supplemental Data

Net assets, end of period (000)	$141,900	$134,665	$80,292	$53,111	$50,383

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Aggregate total investment return.

[5]	Annualized.

68

Financial Highlights (continued)

	Investor A
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.00	$13.38	$13.49	$12.53	$11.92

Net investment income	0.06 [1]	0.08 [1]	0.08 [1]	0.02 [1]	0.07

Net realized and unrealized gain (loss)	(2.70)	2.32	1.21	0.94	1.45

Net increase (decrease) from investment operations	(2.64)	2.40	1.29	0.96	1.52

Dividends and distributions from:
Net investment income	—	(0.12)	(0.02)	—	(0.11)
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.68)	(1.66)	(1.38)	—	(0.80)

Total dividends and distributions	(1.70)	(1.78)	(1.40)	—	(0.91)

Redemption fees added to paid-in capital	—	0.00[2]	0.00[2]	0.00[2]	—

Net asset value, end of period	$9.66	$14.00	$13.38	$13.49	$12.53

Total Investment Return

Based on net asset value[3]	(21.04)%	19.02%[4]	10.56%[4]	7.66%[4,5]	12.98%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.25%	1.25%	1.25%	1.25%[6]	1.24%[6]

Total expenses	1.43%	1.40%	1.56%	1.64%[6]	1.38%[6]

Net investment income	0.53%	0.61%	0.62%	0.24%[6]	0.92%[6]

Supplemental Data

Net assets, end of period (000)	$470,265	$642,264	$497,964	$500,479	$448,237

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

69

Financial Highlights (continued)

	Investor B
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$12.92	$12.46	$12.73	$11.87	$11.28

Net investment loss	(0.02)[1]	(0.01)[1]	(0.02)[1]	(0.04)[1]	(0.03)

Net realized and unrealized gain (loss)	(2.47)	2.15	1.13	0.90	1.41

Net increase (decrease) from investment operations	(2.49)	2.14	1.11	0.86	1.38

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	(0.01)
Tax return of capital	—	—	—	—	—
Net realized gain	(1.59)	(1.66)	(1.38)	—	(0.78)

Total dividends and distributions	(1.59)	(1.68)	(1.38)	—	(0.79)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$8.84	$12.92	$12.46	$12.73	$11.87

Total Investment Return

Based on net asset value[3]	(21.53)%	18.18%[4]	9.63%[4]	7.25%[4,5]	12.39%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.00%	2.00%	2.00%	2.00%[6]	1.99%[6]

Total expenses	2.24%	2.23%	2.25%	2.29%[6]	2.09%[6]

Net investment income (loss)	(0.21)%	(0.09)%	(0.13)%	(0.52)%[6]	0.20%[6]

Supplemental Data

Net assets, end of period (000)	$67,656	$119,768	$124,089	$131,651	$128,568

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

70

Financial Highlights (continued)

	Investor C
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$12.90	$12.46	$12.73	$11.87	$11.28

Net investment loss	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.04)[1]	(0.03)

Net realized and unrealized gain (loss)	(2.47)	2.15	1.13	0.90	1.40

Net increase (decrease) from investment operations	(2.49)	2.13	1.11	0.86	1.37

Dividends and distributions from:
Net investment income	—	(0.03)	—	—	(0.01)
Tax return of capital	—	—	—	—	—
Net realized gain	(1.60)	(1.66)	(1.38)	—	(0.77)

Total dividends and distributions	(1.60)	(1.69)	(1.38)	—	(0.78)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$8.81	$12.90	$12.46	$12.73	$11.87

Total Investment Return

Based on net asset value[3]	(21.56)%	18.16%[4]	9.63%[4]	7.25%[4,5]	12.40%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.00%	2.00%	2.00%	2.00%[6]	1.99%[6]

Total expenses	2.20%	2.21%	2.15%	2.29%[6]	2.09%[6]

Net investment income (loss)	(0.22)%	(0.14)%	(0.13)%	(0.50)%[6]	0.19%[6]

Supplemental Data

Net assets, end of period (000)	$118,186	$173,731	$137,382	$103,344	$91,657

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Aggregate total investment return.

6	Annualized.

71

Financial Highlights (continued)

BlackRock Small Cap Core Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.21	$18.50	$17.62	$14.77	$11.99

Net investment loss[1]	(0.05)	(0.13)	(0.12)	(0.10)	(0.13)

Net realized and unrealized gain (loss)	(3.63)	3.15	1.30	3.06	3.01

Net increase (decrease) from investment operations	(3.68)	3.02	1.18	2.96	2.88

Distributions from net realized gain	(1.67)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.86	$21.21	$18.50	$17.62	$14.77

Total Investment Return

Based on net asset value	(18.37)%[3]	16.46%[3]	6.81%[3]	20.10%[3]	24.51%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.30%	1.30%	1.30%	1.30%	1.30%

Total expenses	1.40%	1.38%	1.47%	1.81%	2.37%

Net investment loss	(0.26)%	(0.62)%	(0.68)%	(0.59)%	(0.89)%

Supplemental Data

Net assets, end of year (000)	$38,685	$33,707	$24,172	$12,641	$1,802

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

72

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.86	$18.27	$17.49	$14.71	$11.99

Net investment loss[1]	(0.12)	(0.21)	(0.20)	(0.17)	(0.24)

Net realized and unrealized gain (loss)	(3.58)	3.11	1.28	3.06	3.04

Net increase (decrease) from investment operations	(3.70)	2.90	1.08	2.89	2.80

Distributions from net realized gain	(1.59)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.07

Net asset value, end of year	$15.57	$20.86	$18.27	$17.49	$14.71

Total Investment Return

Based on net asset value[3]	(18.74)%[4]	16.00%[4]	6.28%[4]	19.71%[4]	24.01%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.76%	1.74%	1.73%	1.71%	1.74%

Total expenses	1.90%	1.80%	1.90%	2.17%	2.89%

Net investment loss	(0.69)%	(1.06)%	(1.11)%	(1.01)%	(1.32)%

Supplemental Data

Net assets, end of year (000)	$23,687	$29,070	$20,973	$11,997	$3,154

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.59%.

73

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.23	$17.87	$17.24	$14.61	$11.99

Net investment loss[1]	(0.24)	(0.36)	(0.33)	(0.28)	(0.37)

Net realized and unrealized gain (loss)	(3.48)	3.03	1.26	3.02	3.07

Net increase (decrease) from investment operations	(3.72)	2.67	0.93	2.74	2.70

Distributions from net realized gain	(1.42)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.07

Net asset value, end of year	$15.09	$20.23	$17.87	$17.24	$14.61

Total Investment Return

Based on net asset value[3]	(19.36)%[4]	15.06%[4]	5.49%[4]	18.81%[4]	23.17%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.51%	2.51%	2.49%	2.44%	2.49%

Total expenses	2.60%	2.57%	2.55%	2.81%	3.56%

Net investment loss	(1.42)%	(1.84)%	(1.87)%	(1.74)%	(2.07)%

Supplemental Data

Net assets, end of year (000)	$5,724	$8,956	$8,326	$6,303	$1,157

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.59%.

74

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.25	$17.87	$17.23	$14.60	$11.99

Net investment loss[1]	(0.24)	(0.35)	(0.32)	(0.28)	(0.28)

Net realized and unrealized gain (loss)	(3.47)	3.04	1.26	3.02	2.99

Net increase (decrease) from investment operations	(3.71)	2.69	0.94	2.74	2.71

Distributions from net realized gain	(1.47)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.07	$20.25	$17.87	$17.23	$14.60

Total Investment Return

Based on net asset value[3]	(19.34)%[4]	15.17%[4]	5.55%[4]	18.82%[4]	23.08%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.50%	2.48%	2.44%	2.44%	2.47%

Total expenses	2.60%	2.54%	2.48%	2.80%	3.56%

Net investment loss	(1.43)%	(1.81)%	(1.81)%	(1.74)%	(2.03)%

Supplemental Data

Net assets, end of year (000)	$26,187	$32,677	$26,151	$17,266	$3,352

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

75

Financial Highlights (continued)

BlackRock Small Cap Growth Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$23.71	$19.26	$17.29	$14.52	$12.26

Net investment income (loss)[1]	0.03	(0.07)	(0.09)	(0.06)	(0.11)

Net realized and unrealized gain (loss)	(3.41)	4.52	2.06	2.82	2.37

Net increase (decrease) from investment operations	(3.38)	4.45	1.97	2.76	2.26

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$20.33	$23.71	$19.26	$17.29	$14.52

Total Investment Return

Based on net asset value	(14.26)%[3]	23.11%[3]	11.39%[3]	19.08%[4]	18.43%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.77%	0.82%	0.83%	0.94%	0.92%

Total expenses	0.77%	0.82%	0.83%	0.95%	0.93%

Net investment income (loss)	0.15%	(0.34)%	(0.48)%	(0.40)%	(0.73)%

Supplemental Data

Net assets, end of year (000)	$699,761	$587,586	$426,000	$357,857	$272,324

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

76

Financial Highlights (continued)

	Investor A Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.97	$17.90	$16.12	$13.57	$11.51

Net investment loss[1]	(0.05)	(0.13)	(0.14)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	(3.16)	4.20	1.92	2.64	2.22

Net increase (decrease) from investment operations	(3.21)	4.07	1.78	2.54	2.06

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$18.76	$21.97	$17.90	$16.12	$13.57

Total Investment Return

Based on net asset value[3]	(14.61)%[4]	22.74%[4]	11.04%[4]	18.79%[5]	17.90%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.16%	1.12%	1.15%	1.19%	1.30%

Total expenses	1.16%	1.12%	1.25%	1.29%	1.40%

Net investment loss	(0.22)%	(0.64)%	(0.80)%	(0.66)%	(1.12)%

Supplemental Data

Net assets, end of year (000)	$211,065	$189,575	$176,250	$160,374	$131,795

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

77

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$19.57	$16.07	$14.61	$12.39	$10.59

Net investment loss[1]	(0.21)	(0.26)	(0.27)	(0.20)	(0.24)

Net realized and unrealized gain (loss)	(2.80)	3.76	1.73	2.41	2.04

Net increase (decrease) from investment operations	(3.01)	3.50	1.46	2.21	1.80

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$16.56	$19.57	$16.07	$14.61	$12.39

Total Investment Return

Based on net asset value[3]	(15.38)%[4]	21.78%[4]	9.99%[4]	17.92%[5]	17.00%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.08%	1.92%	2.11%	1.94%	2.07%

Total expenses	2.08%	2.02%	2.30%	1.94%	2.07%

Net investment loss	(1.11)%	(1.44)%	(1.77)%	(1.45)%	(1.89)%

Supplemental Data

Net assets, end of year (000)	$5,721	$10,222	$10,649	$15,516	$23,983

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.

78

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$19.57	$16.09	$14.62	$12.40	$10.60

Net investment loss[1]	(0.21)	(0.29)	(0.26)	(0.19)	(0.25)

Net realized and unrealized gain (loss)	(2.80)	3.77	1.73	2.40	2.05

Net increase (decrease) from investment operations	(3.01)	3.48	1.47	2.21	1.80

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$16.56	$19.57	$16.09	$14.62	$12.40

Total Investment Return

Based on net asset value[3]	(15.38)%[4]	21.63%[4]	10.05%[4]	17.90%[5]	16.98%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.08%	2.04%	2.02%	1.94%	2.08%

Total expenses	2.08%	2.09%	2.02%	1.94%	2.08%

Net investment loss	(1.14)%	(1.56)%	(1.68)%	(1.41)%	(1.90)%

Supplemental Data

Net assets, end of year (000)	$24,405	$21,847	$15,667	$15,434	$13,989

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.

79

Financial Highlights (continued)

BlackRock Small Cap Value Equity Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.86	$13.49	$15.17	$15.22	$14.17

Net investment income (loss)[1]	0.05	0.07	0.03	0.04	(0.02)

Net realized and unrealized gain (loss)	(1.75)	1.28	1.21	2.90	2.86

Net increase (decrease) from investment operations	(1.70)	1.35	1.24	2.94	2.84

Dividends and distributions from:
Net investment income	(0.02)	(0.33)	(0.18)	—	—
Tax return of capital	(0.31)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.84)	(2.98)	(2.92)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$8.32	$11.86	$13.49	$15.17	$15.22

Total Investment Return

Based on net asset value[3]	(16.83)%	10.20%	9.81%	20.77%	20.87%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.90%	0.86%	0.89%	0.97%	0.95%

Total expenses	1.01%	0.87%	0.91%	1.00%	0.98%

Net investment income (loss)	0.55%	0.57%	0.23%	0.26%	(0.15)%

Supplemental Data

Net assets, end of year (000)	$19,077	$27,999	$36,480	$68,880	$66,083

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

80

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.45	$13.11	$14.86	$15.00	$14.04

Net investment income (loss)[1]	0.01	0.02	(0.03)	0.00[2]	(0.09)

Net realized and unrealized gain (loss)	(1.69)	1.24	1.19	2.85	2.84

Net increase (decrease) from investment operations	(1.68)	1.26	1.16	2.85	2.75

Dividends and distributions from:
Net investment income	—	(0.27)	(0.17)	—	—
Tax return of capital	(0.28)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.79)	(2.92)	(2.91)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$7.98	$11.45	$13.11	$14.86	$15.00

Total Investment Return

Based on net asset value[3,4]	(17.23)%	9.79%	9.40%	20.43%	20.38%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.32%	1.23%	1.29%	1.24%	1.35%

Total expenses	1.44%	1.24%	1.40%	1.35%	1.47%

Net investment income (loss)	0.12%	0.17%	(0.19)%	(0.01)%	(0.55)%

Supplemental Data

Net assets, end of year (000)	$16,490	$25,737	$27,943	$31,889	$35,240

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

81

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.53	$11.30	$13.28	$13.77	$13.11

Net investment loss[1]	(0.05)	(0.05)	(0.12)	(0.10)	(0.19)

Net realized and unrealized gain (loss)	(1.36)	1.07	1.03	2.60	2.64

Net increase (decrease) from investment operations	(1.41)	1.02	0.91	2.50	2.45

Dividends and distributions from:
Net investment income	—	(0.14)	(0.15)	—	—
Tax return of capital	(0.20)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.71)	(2.79)	(2.89)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$6.41	$9.53	$11.30	$13.28	$13.77

Total Investment Return

Based on net asset value[3,4]	(17.79)%	9.08%	8.46%	19.58%	19.45%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.12%	1.92%	2.12%	2.00%	2.07%

Total expenses	2.31%	2.08%	2.23%	2.00%	2.09%

Net investment loss	(0.63)%	(0.48)%	(1.01)%	(0.76)%	(1.28)%

Supplemental Data

Net assets, end of year (000)	$1,947	$4,479	$7,373	$12,848	$15,952

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

82

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.50	$11.31	$13.28	$13.78	$13.11

Net investment loss[1]	(0.05)	(0.06)	(0.11)	(0.10)	(0.19)

Net realized and unrealized gain (loss)	(1.36)	1.05	1.03	2.59	2.65

Net increase (decrease) from investment operations	(1.41)	0.99	0.92	2.49	2.46

Dividends and distributions from:
Net investment income	—	(0.15)	(0.15)	—	—
Tax return of capital	(0.20)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.71)	(2.80)	(2.89)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$6.38	$9.50	$11.31	$13.28	$13.78

Total Investment Return

Based on net asset value[3,4]	(17.87)%	8.80%	8.56%	19.49%	19.53%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.16%	2.04%	2.10%	2.00%	2.09%

Total expenses	2.28%	2.05%	2.11%	2.00%	2.11%

Net investment loss	(0.70)%	(0.64)%	(1.00)%	(0.76)%	(1.30)%

Supplemental Data

Net assets, end of year (000)	$2,244	$3,622	$4,643	$6,414	$6,715

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
83

Financial Highlights (continued)

BlackRock Small/Mid-Cap Growth Portfolio

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$18.24	$15.51	$15.16	$12.49	$12.11

Net investment loss	(0.06)[1]	(0.12)[1]	(0.10)[1]	(0.17)[1]	(0.10)

Net realized and unrealized gain (loss)	(3.49)	3.68	1.09	2.84	0.48

Net increase (decrease) from investment operations	(3.55)	3.56	0.99	2.67	0.38

Distributions from net realized gain	(2.89)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.80	$18.24	$15.51	$15.16	$12.49

Total Investment Return

Based on net asset value	(22.78)%[3]	23.74%[3]	6.63%[3]	21.38%[3]	3.14%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.10%	1.05%	0.99%	1.10%	1.09%

Total expenses	1.44%	1.38%	1.06%	1.28%	1.28%

Net investment loss	(0.41)%	(0.71)%	(0.64)%	(0.72)%	(0.80)%

Supplemental Data

Net assets, end of year (000)	$17,019	$26,976	$23,866	$20,133	$87,520

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

84

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$17.24	$14.74	$14.48	$11.96	$11.63

Net investment loss	(0.09)[1]	(0.15)[1]	(0.15)[1]	(0.13)[1]	(0.14)

Net realized and unrealized gain (loss)	(3.26)	3.48	1.05	2.65	0.47

Net increase (decrease) from investment operations	(3.35)	3.33	0.90	2.52	0.33

Distributions from net realized gain	(2.86)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.03	$17.24	$14.74	$14.48	$11.96

Total Investment Return

Based on net asset value[3]	(22.93)%[4]	23.41%[4]	6.31%[4]	21.07%[4]	2.84%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.35%	1.26%	1.35%	1.37%*	1.39%

Total expenses	1.45%	1.42%	1.66%	1.64%	1.56%

Net investment loss	(0.66)%	(0.92)%	(1.00)%	(0.87)%	(1.09)%

Supplemental Data

Net assets, end of year (000)	$138,073	$218,851	$209,646	$215,622	$268,065

Portfolio turnover	63%	76%	49%	122%	208%

*	For the period October 1, 2004, through January 28, 2005, the expense ratio reflects the expenses of State Street Research Emerging Growth Fund prior to its reorganization with the Small/Mid-Cap Growth Portfolio on January 28, 2005. The expense ratio for the period October 1, 2004 through January 28, 2005 was 1.41%. The expense ratio of the Fund for the period January 29, 2005 through September 30, 2005 was 1.31%.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

85

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.09	$13.10	$13.03	$10.84	$10.62

Net investment loss	(0.17)[1]	(0.24)[1]	(0.23)[1]	(0.19)[1]	(0.21)

Net realized and unrealized gain (loss)	(2.80)	3.06	0.94	2.38	0.43

Net increase (decrease) from investment operations	(2.97)	2.82	0.71	2.19	0.22

Distributions from net realized gain	(2.71)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$9.41	$15.09	$13.10	$13.03	$10.84

Total Investment Return

Based on net asset value[3]	(23.51)%[4]	22.40%[4]	5.52%[4]	20.20%[4]	2.17%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.10%	2.09%	2.10%	2.10%	2.09%

Total expenses	2.40%	2.40%	2.40%	2.30%	2.25%

Net investment loss	(1.40)%	(1.75)%	(1.75)%	(1.58)%	(1.79)%

Supplemental Data

Net assets, end of year (000)	$10,468	$21,110	$23,085	$24,925	$24,880

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

86

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.12	$13.12	$13.06	$10.87	$10.64

Net investment loss	(0.17)[1]	(0.24)[1]	(0.23)[1]	(0.20)[1]	(0.21)

Net realized and unrealized gain (loss)	(2.80)	3.07	0.93	2.39	0.44

Net increase (decrease) from investment operations	(2.97)	2.83	0.70	2.19	0.23

Distributions from net realized gain	(2.73)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$9.42[4]	$15.12[4]	$13.12[4]	$13.06[4]	$10.87

Total Investment Return

Based on net asset value[3]	(23.52)%[4]	22.44%[4]	5.43%[4]	20.15%[4]	2.16%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.10%	2.07%	2.10%	2.10%	2.09%

Total expenses	2.25%	2.23%	2.30%	2.32%	2.26%

Net investment loss	(1.41)%	(1.73)%	(1.75)%	(1.60)%	(1.79)%

Supplemental Data

Net assets, end of year (000)	$11,427	$17,047	$17,041	$20,963	$29,627

Portfolio turnover	63%	76%	49%	122%	208%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

87

Financial Highlights (concluded)

	Class R
	Year Ended September 30, 2008	Period October 2, 2006[1] to September 30, 2007

Per Share Operating Performance

Net asset value, beginning of period	$17.18	$14.54

Net investment loss[2]	(0.12)	(0.20)

Net realized and unrealized gain (loss)	(3.23)	3.67

Net increase (decrease) from investment operations	(3.35)	3.47

Distributions from net realized gain	(2.90)	(0.83)

Redemption fees added to paid-in capital[3]	0.00	0.00

Net asset value, end of period	$10.93	$17.18

Total Investment Return

Based on net asset value[4]	(23.08)%	24.68%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.61%	1.56%[6]

Total expenses	2.07%	1.81%[6]

Net investment loss	(0.93)%	(1.22)%[6]

Supplemental Data

Net assets, end of period (000)	$1,903	$1,071

Portfolio turnover	63%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

88

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

89

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

90

Glossary

Glossary of Investment Terms

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies — growth companies are those whose earnings growth potential appears to Fund management to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell Midcap® Growth Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with less-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

Russell 2000® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2000® Index — an index that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

91

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

Russell 2500™ Growth Index — an index composed of the Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — companies that appear to be undervalued by the market as measured by certain financial formulas.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Management Fee — a fee paid to BlackRock for managing a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor Class and Institutional Shares taken together that you own in BlackRock Funds. Certain restrictions apply.

92

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock Mid-Cap Growth Equity Portfolio
    BlackRock Mid-Cap Value Equity Portfolio
    BlackRock Small Cap Core Equity Portfolio
    BlackRock Small Cap Growth Equity Portfolio
    BlackRock Small Cap Value Equity Portfolio
    BlackRock Small/Mid-Cap Growth Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Global Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	BlackRock Global Opportunities Portfolio	4
	BlackRock International Opportunities Portfolio	9
	BlackRock U.S. Opportunities Portfolio	13
	BlackRock Health Sciences Opportunities Portfolio	17
	BlackRock Science & Technology Opportunities Portfolio	22

Details About the Funds	How Each Fund Invests	27
	Investment Risks	33

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	39
	Details about the Share Classes	42
	How to Buy, Sell, Exchange and Transfer Shares	46
	Account Services and Privileges	52
	Funds’ Rights	53
	Participation in Fee-Based Programs	53
	Short-Term Trading Policy	54
	Redemption Fee	55
	Distribution and Service Payments	56

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	58
	Portfolio Manager Information	60
	Conflicts of Interest	61
	Valuation of Fund Investments	62
	Dividends, Distributions and Taxes	63

Financial Highlights	Financial Performance of the Funds	64

General Information	Shareholder Documents	85
	Certain Fund Policies	85
	Statement of Additional Information	86

Glossary	Glossary of Investment Terms	87

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about five portfolios of BlackRock FundsSM (the “Trust”), BlackRock Global Opportunities Portfolio (“Global Opportunities”), BlackRock International Opportunities Portfolio (“International Opportunities”), BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities”) and BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”). Each Portfolio represents a separate portfolio of securities and each has its own investment objective. Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the applicable sub-adviser, BlackRock Financial Management, Inc. (“BFM”) with respect to Global Opportunities or BlackRock International, Ltd. (“BIL”) with respect to International Opportunities.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Global Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Global Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest significantly (at least 40%) of its total assets in issuers (i) organized or located outside of the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

The Fund may also invest up to 25% of its total assets in global fixed income securities, including emerging market debt. The Fund’s fixed income investments may include corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments. The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return. With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

4

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

5

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to prepayment risk and extension risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

For additional information about Global Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Global Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in the securities of a variety of countries and of any market capitalization as part of your total investment portfolio

  Are willing to accept the risks associated with investments in both equity and debt securities, including high yield and emerging market debt securities

  Are looking for exposure to a variety of foreign markets, including emerging markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

6

Risk/Return Information

The chart and table shown below give you a picture of Global Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Opportunities. The table compares the Fund’s performance to that of the S&P Global Broad Market Index (BMI), a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.78% (quarter ended June 30, 2007) and the lowest return for a quarter was –21.57% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	Since Inception[1]

BlackRock Global Opportunities Portfolio — Investor A
Return Before Taxes[2]	–41.98%	–8.17%
Return After Taxes on Distributions[2]	–41.98%	–8.62%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.29%	–6.94%

BlackRock Global Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–42.19%	–8.32%

BlackRock Global Opportunities Portfolio — Investor C
Return Before Taxes[2]	–40.15%	–7.26%

BlackRock Global Opportunities Portfolio — Institutional
Return Before Taxes[2]	–38.48%	–6.16%

S&P Global Broad Market Index (BMI)
(Reflects no deduction for fees, expenses or taxes)	–42.41%	–9.60%

[1]	The Fund commenced operations on January 31, 2006.

[2]	Includes all applicable fees and sales charges.

[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Global Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.45%	0.47%	0.48%	0.43%

Acquired Fund Fees and Expenses[6]	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[6]	1.62%	2.39%	2.40%	1.35%

Fee Waivers and Expense Reimbursements[7]	—	—	—	—

Net Annual Fund Operating Expenses[7]	1.62%	2.39%	2.40%	1.35%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% (for Investor A Shares), 2.40% (for Investor B and Investor C Shares) and 1.35% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

8

Example:

This example is intended to help you compare the cost of investing in Global Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$681	$1,009	$1,360	$2,346

Investor B Shares[2]
Redemption	$692	$1,095	$1,475	$2,535[3]

Investor B Shares
No Redemption	$242	$745	$1,275	$2,535[3]

Investor C Shares[2]
Redemption	$343	$748	$1,280	$2,736

Investor C Shares
No Redemption	$243	$748	$1,280	$2,736

Institutional Shares	$137	$428	$739	$1,624

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

International Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of International Opportunities is to seek long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

9

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about International Opportunities’ risks, see “Investment Risks” below.

Who should invest?

International Opportunities may be an appropriate investment for you if you:

  Are investing for long term goals

  Want a professionally managed non-diversified portfolio investing in foreign securities as part of your total investment portfolio

  Are willing to accept the increased price volatility, currency fluctuations and other risks associated with investment in foreign markets

  Are seeking to diversify your investment portfolio to include foreign equity securities

  Are not looking for a significant amount of current income

10

Risk/Return Information

The chart and table below give you a picture of International Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Ex-U.S. Broad Market Index (BMI) and the S&P Extended Market Index Global Ex-U.S., each a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
International Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 81.64% (quarter ended December 31, 1999) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Investor A
Return Before Taxes[1]	–46.31%	6.30%	13.89%
Return After Taxes on Distributions[1]	–46.13%	4.93%	12.74%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–29.91%	5.71%	12.39%

BlackRock International Opportunities Portfolio — Investor B
Return Before Taxes[1]	–46.28%	6.34%	13.85%

BlackRock International Opportunities Portfolio — Investor C
Return Before Taxes[1]	–44.32%	6.66%	13.69%

BlackRock International Opportunities Portfolio — Institutional
Return Before Taxes[1]	–43.12%	7.83%	14.99%

S&P Global Ex-U.S. Broad Market Index (BMI)[3]	–45.89%	3.15%	2.92%

S&P Extended Market Index Global Ex-U.S.[4]	–49.85%	3.07%	4.62%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Until October 1, 2008, this index was called the S&P/Citigroup Broad Market Index Global Ex-U.S.

[4]	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index Global Ex-U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

11

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of International Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.98%	0.98%	0.98%	0.98%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.37%[7]	0.37%	0.34%	0.31%

Acquired Fund Fees and Expenses[7]	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[7]	1.62%	2.37%	2.34%	1.31%

Fee Waivers and Expense Reimbursements[8]	—	—	—	—

Net Annual Fund Operating Expenses[9]	1.62%	2.37%	2.34%	1.31%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.92% (for Investor A Shares), 2.67% (for Investor B and Investor C Shares), 1.45% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

12

Example:

This example is intended to help you compare the cost of investing in International Opportunities with the cost of investing in other mutual Funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$681	$1,009	$1,360	$2,346

Investor B Shares[2]
Redemption	$690	$1,089	$1,465	$2,520[3]

Investor B Shares
No Redemption	$240	$739	$1,265	$2,520[3]

Investor C Shares[2]
Redemption	$337	$730	$1,250	$2,676

Investor C Shares
No Redemption	$237	$730	$1,250	$2,676

Institutional Shares	$133	$415	$718	$1,579

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

U.S. Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of U.S. Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

13

For additional information about U.S. Opportunities’ risks, see “Investment Risks” below.

Who should invest?

U.S. Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of U.S. emerging capitalization investments

  Are willing to accept the risks of investing in U.S. small and mid-cap companies in order to seek long-term capital growth

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

14

Risk/Return Information

The chart and table below give you a picture of U.S. Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P U.S. MidSmall Cap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

In December 2002, the Fund changed its primary investment strategies and, therefore, the Fund’s performance prior to that date does not reflect the Fund’s current investment style.

Investor A Shares
ANNUAL TOTAL RETURNS
U.S. Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 69.16% (quarter ended December 31, 1999) and the lowest return for a quarter was –25.58% (quarter ended September 30, 2001).

	1 Year
As of 12/31/08		5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Investor A
Return Before Taxes[1]	–38.62%	3.37%	10.30%
Return After Taxes on Distributions[1]	–38.62%	3.37%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.10%	2.89%	8.13%

BlackRock U.S. Opportunities Portfolio — Investor B2
Return Before Taxes[1]	–38.59%	3.37%	10.24%

BlackRock U.S. Opportunities Portfolio — Investor C
Return Before Taxes[1]	–36.31%	3.73%	10.07%

BlackRock U.S. Opportunities Portfolio — Institutional
Return Before Taxes[1]	–34.88%	4.95%	13.43%

S&P U.S. MidSmall Cap Index	–39.64%	–1.06%	3.70%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[3]	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index U.S.

15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of U.S. Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.63%	0.71%	0.61%	0.60%[6]

Acquired Fund Fees and Expenses[7]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[7]	1.76%	2.59%	2.49%	1.48%

Fee Waivers and Expense Reimbursements[8]	(0.13)%	(0.31)%	(0.21)%	(0.45)%

Net Annual Fund Operating Expenses[8]	1.63%	2.28%	2.28%	1.03%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% (for Investor A Shares), 2.25% (for Investor B and Investor C Shares) and 1.00% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 1.48% (for Investor A Shares), 2.22% (for Investor B Shares) and 2.21% (for Investor C Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

16

Example:

This example is intended to help you compare the cost of investing in U.S. Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year
		3 Years	5 Years	10 Years

Investor A Shares[1]	$682	$1,038	$1,418	$2,479

Investor B Shares[2]
Redemption	$681	$1,126	$1,548	$2,699[3]

Investor B Shares
No Redemption	$231	$776	$1,348	$2,699[3]

Investor C Shares[2]
Redemption	$331	$756	$1,307	$2,810

Investor C Shares
No Redemption	$231	$756	$1,307	$2,810

Institutional Shares	$105	$424	$765	$1,730

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Health Sciences Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Health Sciences Opportunities invests at least 80% of total assets in securities of companies in health sciences and related industries. Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund reserves the right to invest up to 20% of total assets in other securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Such developments may, therefore, have a greater impact on the Fund’s performance.

  Healthcare-Related Securities Risk — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

17

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Health Sciences Opportunities’ risks, see “Investment Risks” below.

18

Who should invest?

Health Sciences Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Are looking for a professionally managed portfolio to add to your investments that will increase your allocation to the healthcare sector

  Are looking to invest in a portfolio comprised primarily of healthcare equity securities and are willing to accept the risk that the value of your investment may be influenced by the risks associated with a sector strategy versus a more diversified investment

  Are looking for an investment portfolio that includes exposure to healthcare companies in a variety of foreign markets in addition to U.S. investments and are willing to accept the risks of foreign investing

  Are willing to accept the risk that the value of your investment may decline in order to seek long term capital appreciation

  Are not looking for a significant amount of current income

19

Risk/Return Information

On January 31, 2005, Health Sciences Opportunities reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had investment goals and strategies substantially similar to the Fund. The chart and table give you a picture of long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of the Russell 3000® Health Care Index and the S&P 500® Index, both of which are recognized unmanaged indices of stock market performance, and the Lipper Health/Biotechnology Fund Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of Investor B and Investor C Shares for the period before they were launched is based on the performance of Investor A Shares, adjusted to reflect the class specific fees applicable to Investor B and Investor C Shares, respectively, at the time of such share class’s launch. This information may be considered when assessing the Fund’s performance, but does not represent the actual performance of these share classes.

Investor A Shares
ANNUAL TOTAL RETURNS
Health Sciences Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.69% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.15% (quarter ended June 30, 2002).

As of 12/31/08	1 Year	5 Years	Since Inception[2]

BlackRock Health Sciences Opportunities Portfolio — Investor A
Return Before Taxes[2]	–23.56%	5.91%	12.58%
Return After Taxes on Distributions[2]	–25.01%	4.97%	11.50%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–14.18%	4.83%	10.71%

BlackRock Health Sciences Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–23.20%	5.92%	12.47%

BlackRock Health Sciences Opportunities Portfolio — Investor C
Return Before Taxes[2]	–20.59%	6.32%	12.46%

BlackRock Health Sciences Opportunities Portfolio — Institutional
Return Before Taxes[2]	–19.05%	7.39%	13.58%

Lipper Health/Biotechnology Fund Index
(Reflects no deduction for fees, expenses or taxes)	–22.99%	1.06%	3.85%

Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)	–22.97%	–0.99%	–0.36%

S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

[1]	The Fund commenced operations on December 21, 1999.
[2]	Includes all applicable fees and sales charges.
[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

20

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, and Institutional Shares of Health Sciences Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [55]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.37%[6]	0.40%	0.31%	0.26%

Acquired Fund Fees and Expenses[7]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[7]	1.39%	2.17%	2.08%	1.03%

Fee Waivers and Expense Reimbursements[8]	—	—	—	—

Net Annual Fund Operating Expenses[8]	1.39%	2.17%	2.08%	1.03%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.55% (for Investor A Shares), 2.25% (for Investor B and Investor C Shares) and 1.25% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

21

Example:

This example is intended to help you compare the cost of investing in Health Sciences Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$659	$ 942	$1,246	$2,106

Investor B Shares[2]
Redemption	$670	1,029	$1,364	$2,305	[3]

Investor B Shares
No Redemption	$220	$ 679	$1,164	$2,305	[3]

Investor C Shares[2]
Redemption	$311	$ 652	$1,119	$2,410

Investor C Shares
No Redemption	$211	$ 652	$1,119	$2,410

Institutional Shares	$105	$ 328	$ 569	$1,259

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Science & Technology Opportunities Portfolio

Effective September 15, 2008, the name of BlackRock Global Science & Technology Opportunities Portfolio changed to BlackRock Science & Technology Opportunities Portfolio.

What is the Fund’s investment objective?

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest in companies located throughout the world and may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in the science and technology sectors, there is the risk that the Funds will perform poorly during a downturn in either of those sectors.

  Technology Securities Risk — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

22

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Science & Technology Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Science & Technology Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in science and technology-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the science and technology sectors

  Are looking for exposure to foreign as well as domestic markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

23

Risk/Return Information

The chart and table shown below give you a picture of Science & Technology Opportunities’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Science & Technology Opportunities Portfolio. The table compares the Fund’s performance to that of the NYSE Arca Tech 100 IndexSM, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Science & Technology Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 32.65% (quarter ended December 31, 2001) and the lowest return for a quarter was –35.49% (quarter ended September 30, 2001).

As of 12/31/08	1 Year	5 Years	Since Inception[1]

BlackRock Science & Technology Opportunities Portfolio — Investor A
Return Before Taxes[2]	–43.03%	–3.65%	–7.81%
Return After Taxes on Distributions[2]	–43.03%	–3.65%	–7.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.97%	–3.07%	–6.28%

BlackRock Science & Technology Opportunities Portfolio — Investor B3
Return Before Taxes[2]	–43.05%	–3.78%	–7.91%

BlackRock Science & Technology Opportunities Portfolio — Investor C
Return Before Taxes[2]	–40.89%	–3.39%	–7.96%

BlackRock Science & Technology Opportunities Portfolio — Institutional
Return Before Taxes[2]	–39.56%	–2.17%	–6.81%

BlackRock Science & Technology Opportunities Portfolio — Class R4
Return Before Taxes[2]	–40.10%	–2.95%	–7.55%

NYSE Arca Tech 100 Index (Reflects no deduction for fees, expenses or taxes)	–34.50%	–2.14%	–5.42%

[1]	The Fund commenced operations on May 15, 2000.

[2]	Includes all applicable fees and sales charges.

[3]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

[4]	The returns for Class R Shares prior to September 15, 2008, the date the shares commenced operations, are based on the performance for Investor A Shares, adjusted to reflect the class specific fees applicable to Class R Shares at the time of such share class's launch. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares.

24

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of Science & Technology Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.92%[6]	1.10%[6]	0.86%[6]	0.85%	0.96%[6]

Acquired Fund Fees and Expenses[7]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	2.08%	3.01%	2.77%	1.76%	2.37%

Fee Waivers and Expense Reimbursements[8]	(0.32)%	(0.35)%	(0.11)%	(0.40)%	—

Net Annual Fund Operating Expenses[8]	1.76%	2.66%	2.66%	1.36%	2.37%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.75% (for Investor A Shares), 2.65% (for Investor B and Investor C Shares), 1.35% (for Institutional Shares) and 2.57% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, in connection with a reorganization of the Fund, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) would not exceed 2.13% of average daily net assets (for Class R Shares). BlackRock may discontinue or reduce this voluntary waiver and/or reimbursement of fees and/or expenses at any time without notice, however BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the reorganization. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

25

Example:

This example is intended to help you compare the cost of investing in Science & Technology Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$694	$1,113	$1,557	$2,785

Investor B Shares[2]
Redemption	$719	$1,248	$1,751	$3,084	[3]

Investor B Shares
No Redemption	$269	$ 898	$1,551	$3,084	[3]

Investor C Shares[2]
Redemption	$369	$ 849	$1,455	$3,091

Investor C Shares
No Redemption	$269	$ 849	$1,455	$3,091

Institutional Shares	$138	$ 515	$ 917	$2,040

Class R Shares	$240	$ 739	$1,265	$2,706

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

26

Details About the Funds

How Each Fund Invests

Global Opportunities Portfolio

Investment Goal

The investment objective of Global Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Global Opportunities Portfolio, such as:

  identifying securities that have above-average return potential, influenced by factors such as relative value and earnings estimate revisions; and

  identifying opportunities in the global securities markets for investments in global equity securities of any market capitalization, as well as fixed income investments and foreign currency transactions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a security when, in the Fund management team’s opinion, the security reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers located outside of the U.S., and the Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

Investment in fixed income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions. The Fund may invest up to 25% of total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Split rated bonds will be considered to have the higher credit rating.

From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use

27

would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE GLOBAL OPPORTUNITIES PORTFOLIO

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

International Opportunities Portfolio

Investment Goal

The investment objective of International Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for International Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average return potential based on factors such as relative value and earnings estimate revisions, depending on market conditions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another other party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

28

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

U.S. Opportunities Portfolio

Investment Goal

The investment objective of U.S. Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the U.S. Opportunities Portfolio, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE U.S OPPORTUNITIES PORTFOLIO

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

29

Health Sciences Opportunities Portfolio

Investment Goal

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Health Sciences Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average returns; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Health Care Index or in similar companies, including non-U.S. companies. The Fund does not limit its investments to companies of any particular size.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The sector can include, but is not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund’s investments may include common and preferred stock, convertible securities, warrants and depositary receipts. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

30

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Science & Technology Opportunities Portfolio

Investment Goal

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Science & Technology Opportunities, such as:

  selecting companies with the potential for rapid and sustainable growth from the development, advancement and use of science and/or technology; and

  identifying companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions.

In addition, a variety of countries, including emerging market countries, and industries are likely to be represented.

The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, integrated telecom services, alternative carriers and wireless telecommunication services.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily

31

invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies:

In addition to the main strategies discussed above, the Funds may also invest or engage in the following investments/strategies:

  Foreign Exchange Transactions (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Each Fund may engage in foreign exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

  Repurchase Agreements, Purchase and Sale Contracts (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — A Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

  Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  “New Issues” — Each Fund may invest in shares of companies through initial public offerings (“IPOs”).

  Warrants (Health Sciences Opportunities) — A warrant gives the Fund the right to buy stock. the warrant specifies the amount of underlying stock, the purchase (or “exercise”) price and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Money Market Securities — A Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Credit Default Swaps (Global Opportunities) — The Fund may invest in credit default swaps, whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

  Depositary Receipts (Health Sciences Opportunities) — Depositary receipts are issued for the purpose of evidencing underlying securities issued by a foreign corporation.

  Indexed and Inverse Securities — Each Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, a Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. A Fund may also invest in indexed securities the potential return of which is based inversely on the

32

change in a specified interest rate or equity index. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Concentration Risk (Health Sciences Opportunities and Science & Technology Opportunities) — Concentration risk is the risk that a Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because Science & Technology Opportunities invests primarily in two sectors, there is the risk that the Fund will perform poorly during a downturn in one of those sectors. Because Health Sciences Opportunities invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Non-Diversification Risk (Health Sciences Opportunities) — Health Sciences Opportunities is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

33

Foreign Securities Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

34

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Healthcare-Related Securities Risk (Health Sciences Opportunities) — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

Technology Securities Risk (Science & Technology Opportunities) — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Geographic Concentration Risk (Science & Technology Opportunities) — From time to time, the Science & Technology Opportunities Portfolio may invest more than 25% of its assets in securities whose issuers are located in a single country. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and

35

other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Debt Securities Risk (Global Opportunities and Health Sciences Opportunities) — Debt securities, such as bonds, involve credit risk and interest rate risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Junk Bonds Risk (Global Opportunities) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Backed Securities Risk (Global Opportunities) — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities subject the Fund to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-Backed Securities Risk (Global Opportunities) — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk.

36

Foreign Currency Transactions Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Depositary Receipts Risk (Health Sciences Opportunities) — The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Warrants Risk (Health Sciences Opportunities) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

37

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Sovereign Debt Risk (Global Opportunities, International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Credit Default Swaps Risk (Global Opportunities) — In addition to the risks generally posed by derivatives, credit default swaps are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

38

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C and Institutional Shares in this prospectus for Global Opportunities, International Opportunities, U.S. Opportunities and Health Sciences Opportunities; Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Science & Technology Opportunities), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares.

If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B or Investor C or Class R Shares (if available for your Fund), you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares, and a service fee of 0.25% per year for all three classes of shares under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares. Classes with the lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table on the following page summarizes key features of each of the share classes.

39

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,4

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[2]	intermediaries.[2]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or its
affiliates or
financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[3] for all	$1,000[3] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional Shares
	programs	programs	programs	are available to
	•$100 for	•$100 for	•$100 for	clients of registered
	retirement plans	retirement plans	retirement plans	investment
	•$50, if	•$50, if	•$50, if	advisors who have
	establishing	establishing	establishing	$250,000 invested
	Automatic	Automatic	Automatic	in the Fund
	Investment Plan	Investment Plan	Investment Plan
	(“AIP”)	(“AIP”)	(“AIP”)

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of	years of purchase.	year of purchase.
$1 million or more
that are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you
	redeem or	redeem or	redeem or	redeem or	redeem or
	exchange within	exchange within	exchange within	exchange within	exchange within
	30 days of	30 days of	30 days of	30 days of	30 days of
	purchase.	purchase.	purchase.	purchase.	purchase.

40

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,4

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance than if	performance per		share than if you
		you owned	share than if you		owned Investor A
		Investor A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B Shares.		availability of these
shares.

[1]	Please see “Details About Share Classes” for more information about each share class.

[2]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[3]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial professional may set a lower maximum for Investor B or Investor C Shares.

[4]	Class R Shares are currently offered only by Science & Technology Opportunities.

The following pages will cover the additional details of each share class, including the Institutional Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the Statement of Additional Information (“SAI”), which is available on the website or on request.

41

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints”, cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following tables.

Global Opportunities, International Opportunities, U.S. Opportunities,
Health Sciences Opportunities and Science & Technology Opportunities

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation as a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

42

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of 21 — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or the BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, or Investor C or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor B, Investor C, Institutional and Prime Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans.

  Persons investing through an authorized payroll deduction plan

  Person investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or Transfer Agent, and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers see “Contingent Deferred Sales Charge Waivers (Investor A, Investor B and Investor C Shares)”.

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

43

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of Fund dividends and capital gains. You will also pay ongoing distribution fees of 0.75% and service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial professional or financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Investor B Shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares of Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities or Science & Technology Opportunities within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. If you are a current shareholder of Investor B Shares, you may exchange your Investor B Shares for Investor B Shares of another BlackRock Fund. The sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquire in the exchange. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedules:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

44

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both BlackRock Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Exchange Shares or Transfer your Account”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or their affiliates;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees;

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

45

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund, except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund

  Certain qualified retirement plans

  Investors in selected fee based programs

  Clients of registered investment advisors who have $250,000 invested in the Fund

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund

  Employees, officers and directors/trustees of BlackRock Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or their respective affiliates

Class R Shares (currently offered only by Science & Technology Opportunities Portfolio)

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

46

How to Buy Shares
	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this Prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R Shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for all
Investment		accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs may have higher minimums. (The minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

47

How to Buy Shares
	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	Purchase by Internet: You may purchase your shares, and view
Investment	accounts held directly with	activity in your account, by logging onto the BlackRock website at
(continued)	BlackRock) (continued)	www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (AIP)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than 4:00
p.m. (Eastern time) on the third business day (in the case of Investor
Shares) or first business day (in the case of Institutional Shares)
following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call
(800) 441-7762 before doing so to confirm the wiring instructions.

48

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are redeeming
Shares	intermediary submit your	Investor A, Investor B, Investor C, Institutional or Class R Shares. The
	sales order	price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell Investor Shares held at
BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing
House Network (“ACH”) or wire transfer. Certain redemption
requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

49

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment of Redemption Proceeds: Redemption proceeds may be
Redemption of	with BlackRock (continued)	paid by check or, if the Fund has verified banking information on file,
Shares (continued)		through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request.
Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

50

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
Privilege	purchase shares of another	are generally exchangeable for shares of the same class of another
	BlackRock fund	BlackRock Fund. No exchange privilege is available for Class R Shares.
(“exchanging”)
You can exchange $1,000 or more of Investor A, Investor B or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into institutional Shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange. To exercise the exchange privilege, you may contact your financial professional or financial intermediary.
Alternatively, if your account is held directly with BlackRock, you may:
(i) call (800) 441-7762 and speak with one of our representatives,
(ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	financial intermediary	dealer that has entered into an agreement with the Distributor. Certain
Intermediary		shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

51

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
Investment Plan	investments on a periodic	specific amount on a periodic basis from your checking or savings
(AIP)	basis from checking or	account into your investment account. You may apply for this option
	savings account.	upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic
investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.

Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C
Shares will not be subject to the CDSC if they do not exceed 1%, 3%
and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor
C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or financial intermediary for details.

52

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

53

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing”. The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or junk bonds that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

54

Redemption Fee

The Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

—	through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

55

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Funds, has adopted a plan (the “Plan”) with respect to each share class that allows each Fund to pay a distribution fee for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B, Investor C and Class R Shares pay a fee (“distribution fee”) to the Distributor and/or its affiliates, including PNC and its affiliates and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates for distribution and sales support services. The distribution fee may be used to pay the Distributor for distribution services and to pay the Distributor and its affiliates of BlackRock and PNC, Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fee may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch and BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of the Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

56

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

57

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock, acts as sub-adviser for a portion of the assets of Global Opportunities. BlackRock International, Ltd. (“BIL”), also an affiliate of BlackRock, acts as sub-adviser for the International Opportunities. BFM and BIL may be referred to herein individually as a “Sub-Adviser” and collectively as the “Sub-Advisers”. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly as described below.

Global Opportunities and Science & Technology Opportunities Total Annual Management Fee (Before Waivers)

With respect to Global Opportunities and Science & Technology Opportunities the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

Health Sciences Opportunities Total Annual Management Fee (Before Waivers)

With respect to Health Sciences Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

International Opportunities Total Annual Management Fee (Before Waivers)

With respect to International Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	1.000%

$1 billion – $2 billion	0.950%

$2 billion – $3 billion	0.900%

Greater than $3 billion	0.850%

58

U.S. Opportunities Total Annual Management Fee (Before Waivers)

With respect to U.S. Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	1.100%

$1 billion – $2 billion	1.050%

$2 billion – $3 billion	1.025%

Greater than $3 billion	1.000%

BlackRock has agreed contractually to cap net expenses for Global Opportunities, International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with each Sub-Adviser, under which BlackRock pays each Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the respective Management Agreement. Each Sub-Adviser is responsible for the day-to-day management of the applicable Fund’s portfolio. For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of each Fund’s average daily net assets as follows:

Global Opportunities Portfolio	0.90%

International Opportunities Portfolio	0.98%

U.S. Opportunities Portfolio	0.85%

Health Sciences Opportunities Portfolio	0.74%

Science & Technology Opportunities Portfolio	0.82%

A discussion of the basis for the Board’s approval of the management agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

59

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Global Opportunities

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund.

Michael D. Carey, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock Inc. since 1998;
	management of each Fund,		member of the BlackRock Global Opportunities
	including setting the Fund’s overall		Team; [Prior to joining BlackRock in 1998, Mr.
	investment strategy and overseeing		Carey was an investment strategist with the
	the management of the Fund.		PNC Asset Management Group.]

International Opportunities

International Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	1999	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Michael D. Carey, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund, investment		Team
strategy and overseeing the
management of the Fund

U.S. Opportunities

U.S. Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Jean M. Rosenbaum, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Jean M. Rosenbaum,	Responsible for the day-to-day	2002	Managing Director at BlackRock, Inc. since 2006
CFA	management of the Fund, including
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund

60

Health Sciences Opportunities

Health Sciences Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund

Erin Xie, PhD	Responsible for the day-to-day	2003	Managing Director at BlackRock, Inc. since
	management of the Fund, including		2006; member of the BlackRock Global
	setting the Fund’s overall		Opportunities Team since 2005; Senior Vice
	investment strategy and overseeing		President at State Street Research Health
	the management of the Fund		Sciences Fund from 2001 to 2005, becoming
portfolio manager in 2003.

Science & Technology Opportunities

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-today management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund.

Jean M. Rosenbaum,	Responsible for the day-to-day	2000	Managing Director at BlackRock, Inc. since 2006
CFA	management of the Fund, including
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund.

Erin Xie, PhD	Responsible for the day-to-day	2005	Managing Director at BlackRock since 2006;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team since 2005; Senior Vice President at
	investment strategy and overseeing		State Street Research Health Sciences Fund
	the management of the Fund.		from 2001 to 2005, becoming portfolio
manager in 2003.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions

61

held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares, and Class R Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board, as applicable. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is

62

unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

63

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Global Opportunities

	Institutional

	Year Ended		Period January 31, 2006[1] to September 30, 2006
	September 30,

	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.31	$10.10	$10.00

Net investment income[2]	0.09	0.09	0.08

Net realized and unrealized gain (loss)	(2.77)	3.21	0.01

Net increase (decrease) from investment operations	(2.68)	3.30	0.09

Dividends and distributions from:
Net investment income	(0.17)	(0.09)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.67)	(0.09)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.96	$13.31	$10.10

Total Investment Return

Based on net asset value	(21.16)%[4]	32.81%[4]	1.00%[5,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.32%	1.29%	1.35%[7]

Total expenses	1.33%	1.32%	2.25%[7]

Net investment income	0.77%	0.78%	1.13%[7]

Supplemental Data

Net assets, end of period (000)	$36,625	$35,679	$9,099

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[6]	Aggregate total investment return.

[7]	Annualized.

64

Financial Highlights (continued)

	Investor A

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$10.08	$10.00

Net investment income[2]	0.06	0.04	0.05

Net realized and unrealized gain (loss)	(2.77)	3.22	0.02

Net increase (decrease) from investment operations	(2.71)	3.26	0.07

Dividends and distributions from:
Net investment income	(0.14)	(0.07)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.64)	(0.07)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.92	$13.27	$10.08

Total Investment Return

Based on net asset value[4]	(21.44)%[5]	32.51%[5]	0.80%[6,7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%	1.56%	1.65%[8]

Total expenses	1.60%	1.68%	2.84%[8]

Net investment income	0.49%	0.36%	0.70%[8]

Supplemental Data

Net assets, end of period (000)	$37,529	$40,467	$23,097

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[7]	Aggregate total investment return.

[8]	Annualized.

65

Financial Highlights (continued)

	Investor B

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$10.03	$10.00

Net investment income (loss)[2]	(0.04)	(0.04)	0.00 [3]

Net realized and unrealized gain (loss)	(2.76)	3.22	0.02

Net increase (decrease) from investment operations	(2.80)	3.18	0.02

Dividends and distributions from:
Net investment income	(0.03)	(0.05)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.53)	(0.05)	—

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]	0.01

Net asset value, end of period	$9.83	$13.16	$10.03

Total Investment Return

Based on net asset value[5]	(22.13)%[6]	31.79%[6]	0.30%[7,8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.36%	2.33%	2.40%[9]

Total expenses	2.37%	3.06%	4.95%[9]

Net investment loss	(0.30)%	(0.39)%	(0.05)%[9]

Supplemental Data

Net assets, end of period (000)	$5,665	$7,673	$4,907

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Net investment income (loss) is less than $0.005 per share.

[4]	Less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[8]	Aggregate total investment return.

[9]	Annualized.

66

Financial Highlights (continued)

	Investor C

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$10.03	$10.00

Net investment income (loss)[2]	(0.03)	(0.05)	0.00 [3]

Net realized and unrealized gain (loss)	(2.77)	3.23	0.02

Net increase (decrease) from investment operations	(2.80)	3.18	0.02

Dividends and distributions from:
Net investment income	(0.04)	(0.05)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.54)	(0.05)	—

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]	0.01

Net asset value, end of period	$9.82	$13.16	$10.03

Total Investment Return

Based on net asset value[5]	(22.14)%[6]	31.76%[6]	0.30%[7,8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.37%	2.35%	2.40%[9]

Total expenses	2.38%	2.42%	3.38%[9]

Net investment loss	(0.26)%	(0.40)%	(0.01)%[9]

Supplemental Data

Net assets, end of period (000)	$18,074	$18,217	$10,012

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Net investment income (loss) is less than $0.005 per share.

[4]	Less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[8]	Aggregate total investment return.

[9]	Annualized.

67

Financial Highlights (continued)

International Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$51.08	$42.16	$34.34	$24.44	$19.96

Net investment income[1]	0.47	0.48	0.37	0.53	0.08

Net realized and unrealized gain (loss)	(13.66)	14.98	8.57	9.68	4.41

Net increase (decrease) from investment operations	(13.19)	15.46	8.94	10.21	4.49

Dividends and distributions from:
Net investment income	(1.21)	(0.71)	(0.37)	(0.32)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.45)	(6.54)	(1.13)	(0.32)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$29.44	$51.08	$42.16	$34.34	$24.44

Total Investment Return

Based on net asset value	(30.87)%[3,4]	40.42%[4]	26.64%[5]	42.13%[6]	22.54%[7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.25%	1.25%	1.33%	1.45%	1.45%

Total expenses	1.25%	1.25%	1.33%	1.51%	1.58%

Net investment income	1.18%	1.06%	0.91%	1.81%	0.31%

Supplemental Data

Net assets, end of year (000)	$450,605	$492,444	$336,000	$216,070	$96,535

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

68

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$49.19	$40.81	$33.36	$23.78	$19.49

Net investment income (loss)[1]	0.33	0.30	0.23	0.44	(0.02)

Net realized and unrealized gain (loss)	(13.09)	14.49	8.32	9.38	4.32

Net increase (decrease) from investment operations	(12.76)	14.79	8.55	9.82	4.30

Dividends and distributions from:
Net investment income	(1.05)	(0.58)	(0.35)	(0.25)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.29)	(6.41)	(1.11)	(0.25)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$28.14	$49.19	$40.81	$33.36	$23.78

Total Investment Return

Based on net asset value[3]	(31.09)%[4,5]	39.98%[5]	26.24%[6]	41.60%[7]	22.11%[8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	1.58%	1.60%	1.63%	1.75%	1.89%

Total expenses	1.58%	1.60%	1.74%	1.86%	2.06%

Net investment income (loss)	0.87%	0.69%	0.62%	1.53%	(0.06)%

Supplemental Data

Net assets, end of year (000)	$482,526	$555,189	$407,282	$253,710	$99,879

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

[8]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.06%.

69

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$46.43	$38.81	$31.97	$22.80	$18.83

Net investment income (loss)[1]	(0.06)	(0.04)	(0.07)	0.18	(0.21)

Net realized and unrealized gain (loss)	(12.16)	13.74	7.95	9.05	4.19

Net increase (decrease) from investment operations	(12.22)	13.70	7.88	9.23	3.98

Dividends and distributions from:
Net investment income	(0.68)	(0.25)	(0.29)	(0.07)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(7.92)	(6.08)	(1.05)	(0.07)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$26.29	$46.43	$38.81	$31.97	$22.80

Total Investment Return

Based on net asset value[3]	(31.63)%[4,5]	38.89%[5]	25.24%[6]	40.58%[7]	21.18%[8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.35%	2.37%	2.43%	2.50%	2.65%

Total expenses	2.35%	2.37%	2.43%	2.51%	2.72%

Net investment income (loss)	(0.15)%	(0.10)%	(0.22)%	0.68%	(0.94)%

Supplemental Data

Net assets, end of year (000)	$42,927	$102,624	$91,605	$73,946	$45,167

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[8]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

70

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$46.34	$38.78	$31.93	$22.80	$18.84

Net investment income (loss)[1]	0.03	(0.03)	(0.04)	0.21	(0.21)

Net realized and unrealized gain (loss)	(12.20)	13.71	7.93	9.01	4.18

Net increase (decrease) from investment operations	(12.17)	13.68	7.89	9.22	3.97

Dividends and distributions from:
Net investment income	(0.72)	(0.29)	(0.29)	(0.10)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(7.96)	(6.12)	(1.05)	(0.10)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$26.21	$46.34	$38.78	$31.93	$22.80

Total Investment Return

Based on net asset value[3]	(31.61)%[4,5]	38.91%[5]	25.33%[6]	40.60%[7]	21.12%[7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.32%	2.36%	2.37%	2.50%	2.65%

Total expenses	2.32%	2.36%	2.37%	2.51%	2.72%

Net investment income (loss)	0.08%	(0.08)%	(0.13)%	0.75%	(0.86)%

Supplemental Data

Net assets, end of year (000)	$194,068	$255,980	$205,958	$130,138	$54,894

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

71

Financial Highlights (continued)

U.S. Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$37.05	$29.07	$25.56	$20.34	$16.56

Net investment income (loss)[1]	0.09	0.03	0.04	(0.15)	(0.17)

Net realized and unrealized gain (loss)	(5.45)	7.95	3.46	5.37	3.95

Net increase (decrease) from investment operations	(5.36)	7.98	3.50	5.22	3.78

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$31.69	$37.05	$29.07	$25.56	$20.34

Total Investment Return

Based on net asset value	(14.47)%[3]	27.45%[3]	13.73%[4]	25.66%[3]	22.83%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.00%	1.01%	1.19%	1.60%	1.60%

Total expenses	1.42%	1.42%	1.49%	1.73%	1.65%

Net investment income (loss)	0.26%	0.09%	0.15%	(0.65)%	(0.92)%

Supplemental Data

Net assets, end of year (000)	$298,166	$158,094	$20,548	$6,390	$6,074

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

72

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$35.57	$28.03	$24.76	$19.78	$16.17

Net investment loss[1]	(0.08)	(0.10)	(0.10)	(0.22)	(0.26)

Net realized and unrealized gain (loss)	(5.20)	7.64	3.36	5.20	3.87

Net increase (decrease) from investment operations	(5.28)	7.54	3.26	4.98	3.61

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$30.29	$35.57	$28.03	$24.76	$19.78

Total Investment Return

Based on net asset value[3]	(14.84)%[4]	26.90%[4]	13.21%[5]	25.18%[4]	22.33%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.48%	1.48%	1.66%	1.97%	2.04%

Total expenses	1.73%	1.77%	1.95%	2.08%	2.15%

Net investment loss	(0.22)%	(0.32)%	(0.35)%	(1.02)%	(1.36)%

Supplemental Data

Net assets, end of year (000)	$495,656	$228,668	$96,194	$31,277	$31,282

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

73

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$33.20	$26.37	$23.45	$18.87	$15.55

Net investment loss[1]	(0.31)	(0.32)	(0.29)	(0.37)	(0.39)

Net realized and unrealized gain (loss)	(4.83)	7.15	3.20	4.95	3.71

Net increase (decrease) from investment operations	(5.14)	6.83	2.91	4.58	3.32

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$28.06	$33.20	$26.37	$23.45	$18.87

Total Investment Return

Based on net asset value[3]	(15.48)%[4]	25.90%[4]	12.45%[5]	24.27%[4]	21.35%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.22%	2.23%	2.40%	2.72%	2.80%

Total expenses	2.56%	2.56%	2.68%	2.73%	2.81%

Net investment loss	(0.95)%	(1.06)%	(1.13)%	(1.77)%	(2.12)%

Supplemental Data

Net assets, end of year (000)	$20,998	$35,928	$36,093	$37,132	$40,994

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

74

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$33.18	$26.34	$23.43	$18.85	$15.53

Net investment loss[1]	(0.30)	(0.32)	(0.28)	(0.37)	(0.38)

Net realized and unrealized gain (loss)	(4.84)	7.16	3.18	4.95	3.70

Net increase (decrease) from investment operations	(5.14)	6.84	2.90	4.58	3.32

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$28.04	$33.18	$26.34	$23.43	$18.85

Total Investment Return

Based on net asset value[3]	(15.49)%[4]	25.97%[4]	12.42%[5]	24.30%[4]	21.38%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	2.21%	2.20%	2.37%	2.72%	2.81%

Total expenses	2.46%	2.51%	2.60%	2.73%	2.83%

Net investment loss	(0.95)%	(1.04)%	(1.07)%	(1.77)%	(2.13)%

Supplemental Data

Net assets, end of year (000)	$145,626	$88,826	$39,427	$20,774	$20,261

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

75

Financial Highlights (continued)

Health Sciences Opportunities

	Institutional

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$30.41	$26.18	$24.45	$20.50	$21.15	$11.64

Net investment income (loss)	0.08 [1]	0.06 [1]	0.04 [1]	(0.06)[1]	(0.15)	(0.06)

Net realized and unrealized gain (loss)	(0.49)	4.52	2.30	4.02	0.57	10.21

Net increase (decrease) from
investment operations	(0.41)	4.58	2.34	3.96	0.42	10.15

Distributions from net realized gain	(1.23)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$28.77	$30.41	$26.18	$24.45	$20.50	$21.15

Total Investment Return

Based on net asset value	(1.64)%[3]	17.68%[3]	9.77%[4]	19.32%[3,5]	1.84%	87.73%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.00%	1.02%	1.01%	1.25%[6]	1.25%	1.25%

Total expenses	1.00%	1.02%	1.01%	1.37%[6]	1.37%	1.84%

Net investment income (loss)	0.28%	0.21%	0.17%	(0.47)%[6]	(0.59)%	(0.38)%

Supplemental Data

Net assets, end of period (000)	$185,933	$172,902	$112,563	$31,229	$4,262	$5,067

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[5]	Aggregate total investment return.

[6]	Annualized.

76

Financial Highlights (continued)

	Investor A

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$29.77	$25.72	$24.11	$20.24	$20.96	$11.57

Net investment loss	(0.02)[1]	(0.03)[1]	(0.05)[1]	(0.09)[1]	(0.17)	(0.12)

Net realized and unrealized gain (loss)	(0.49)	4.43	2.27	3.97	0.52	10.15

Net increase (decrease) from
investment operations	(0.51)	4.40	2.22	3.88	0.35	10.03

Distributions from net realized gain	(1.12)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$28.14	$29.77	$25.72	$24.11	$20.24	$20.96

Total Investment Return

Based on net asset value[3]	(1.97)%[4]	17.29%[4]	9.40%[5]	19.17%[4,6]	1.52%	87.13%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.35%	1.35%	1.34%	1.55%[7]	1.58%	1.55%

Total expenses	1.35%	1.35%	1.45%	1.69%[7]	1.73%	2.11%

Net investment loss	(0.06)%	(0.13)%	(0.19)%	(0.68)%[7]	(0.90)%	(0.71)%

Supplemental Data

Net assets, end of period (000)	$564,943	$697,451	$434,360	$186,545	$76,550	$54,638

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

77

Financial Highlights (continued)

	Investor B

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$28.28	$24.65	$23.31	$19.65	$20.52	$11.41

Net investment loss	(0.23)[1]	(0.25)[1]	(0.24)[1]	(0.17)[1]	(0.28)	(0.24)

Net realized and unrealized gain (loss)	(0.49)	4.23	2.19	3.84	0.48	9.99

Net increase (decrease) from
investment operations	(0.72)	3.98	1.95	3.67	0.20	9.75

Distributions from net realized gain	(0.83)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$26.73	$28.28	$24.65	$23.31	$19.65	$20.52

Total Investment Return

Based on net asset value[3]	(2.78)%[4]	16.33%[4]	8.54%[5]	18.68%[4,6]	0.80%	85.89%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	2.14%	2.19%	2.16%	2.25%[7]	2.25%	2.25%

Total expenses	2.14%	2.22%	2.16%	2.33%[7]	2.39%	2.91%

Net investment loss	(0.85)%	(0.96)%	(1.02)%	(1.35)%[7]	(1.58)%	(1.44)%

Supplemental Data

Net assets, end of period (000)	$80,269	$95,231	$78,902	$45,073	$29,495	$22,825

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

78

Financial Highlights (continued)

	Investor C

	Year Ended September 30,			Period
				March 1, 2005 to	Year Ended	Year Ended
	2008	2007	2006	September 30, 2005	February 28, 2005	February 29, 2004

Per Share Operating Performance

Net asset value, beginning of period	$28.27	$24.62	$23.26	$19.61	$20.47	$11.39

Net investment loss	(0.21)[1]	(0.23)[1]	(0.21)[1]	(0.18)[1]	(0.22)	(0.23)

Net realized and unrealized gain (loss)	(0.47)	4.23	2.18	3.84	0.43	9.95

Net increase (decrease) from
investment operations	(0.68)	4.00	1.97	3.66	0.21	9.72

Distributions from net realized gain	(0.89)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$26.70	$28.27	$24.62	$23.26	$19.61	$20.47

Total Investment Return

Based on net asset value[3]	(2.66)%[4]	16.43%[4]	8.65%[5]	18.67%[4,6]	0.86%	85.87%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	2.05%	2.11%	2.04%	2.25%[7]	2.25%	2.25%

Total expenses	2.05%	2.12%	2.04%	2.32%[7]	2.41%	2.77%

Net investment loss	(0.76)%	(0.89)%	(0.87)%	(1.41)%[7]	(1.56)%	(1.38)%

Supplemental Data

Net assets, end of period (000)	$305,015	$363,739	$254,724	$84,431	$25,248	$11,017

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

79

Financial Highlights (continued)

Science & Technology Opportunities

	Institutional

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$9.03	$7.20	$6.61	$5.42	$5.46

Net investment loss[1]	(0.05)	(0.03)	(0.03)	(0.04)	(0.07)

Net realized and unrealized gain (loss)	(2.00)	1.86	0.61	1.23	0.03

Net increase (decrease) from investment operations	(2.05)	1.83	0.58	1.19	(0.04)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.98	$9.03	$7.20	$6.61	$5.42

Total Investment Return

Based on net asset value	(22.70)%[3]	25.42%[3]	8.93%[4]	21.96%[3]	(0.73)%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.35%	1.35%	1.38%	1.43%	1.43%

Total expenses	1.70%	1.91%	1.79%	1.98%	1.63%

Net investment loss	(0.55)%	(0.44)%	(0.45)%	(0.73)%	(1.12)%

Supplemental Data

Net assets, end of year (000)	$42,886	$1,449	$1,262	$847	$1,592

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.15%.

80

Financial Highlights (continued)

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.74	$7.00	$6.45	$5.31	$5.38

Net investment loss[1]	(0.06)	(0.06)	(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss)	(1.95)	1.80	0.60	1.21	0.02

Net increase (decrease) from investment operations	(2.01)	1.74	0.54	1.14	(0.07)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.73	$8.74	$7.00	$6.45	$5.31

Total Investment Return

Based on net asset value[3]	(23.00)%[4]	24.86%[4]	8.53%[5]	21.47%[4]	(1.30)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.75%	1.73%	1.77%	1.84%	1.89%

Total expenses	2.04%	2.16%	2.27%	2.35%	2.14%

Net investment loss	(0.77)%	(0.80)%	(0.83)%	(1.16)%	(1.56)%

Supplemental Data

Net assets, end of year (000)	$72,659	$21,632	$13,040	$9,688	$9,929

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

81

Financial Highlights (continued)

	Investor B

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.26	$6.66	$6.19	$5.13	$5.24

Net investment loss[1]	(0.13)	(0.12)	(0.11)	(0.11)	(0.13)

Net realized and unrealized gain (loss)	(1.83)	1.72	0.57	1.17	0.02

Net increase (decrease) from investment operations	(1.96)	1.60	0.46	1.06	(0.11)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.30	$8.26	$6.66	$6.19	$5.13

Total Investment Return

Based on net asset value[3]	(23.73)%[4]	24.02%[4]	7.59%[5]	20.66%[4]	(2.10)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.65%	2.50%	2.63%	2.59%	2.65%

Total expenses	2.96%	3.01%	3.06%	3.00%	2.82%

Net investment loss	(1.70)%	(1.59)%	(1.73)%	(1.91)%	(2.33)%

Supplemental Data

Net assets, end of year (000)	$11,473	$9,030	$10,439	$10,998	$12,315

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

82

Financial Highlights (continued)

	Investor C

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.25	$6.66	$6.19	$5.14	$5.24

Net investment loss[1]	(0.13)	(0.12)	(0.11)	(0.11)	(0.13)

Net realized and unrealized gain (loss)	(1.83)	1.71	0.57	1.16	0.03

Net increase (decrease) from investment operations	(1.96)	1.59	0.46	1.05	(0.10)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.29	$8.25	$6.66	$6.19	$5.14

Total Investment Return

Based on net asset value[3]	(23.76)%[4]	23.87%[4]	7.59%[5]	20.43%[4]	(1.91)%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	2.62%	2.61%	2.62%	2.59%	2.65%

Total expenses	2.73%	2.88%	2.84%	3.00%	2.80%

Net investment loss	(1.67)%	(1.69)%	(1.67)%	(1.91)%	(2.33)%

Supplemental Data

Net assets, end of year (000).	$22,003	$9,755	$6,511	$2,794	$3,244

Portfolio turnover	89%	92%	132%	113%	115%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.16%.

83

Financial Highlights (concluded)

Class R
Period September 8, 2008[1] to September 30, 2008

Per Share Operating Performance

Net asset value, beginning of period	$7.38

Net investment loss[2]	(0.01)

Net realized and unrealized loss	(0.40)

Net decrease from investment operations	(0.41)

Redemption fees added to paid-in capital	0.00 [3]

Net asset value, end of period	$6.97

Total Investment Return

Based on net asset value[4]	(5.56)%[5,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	2.13%[7]

Total expenses	2.36%[7]

Net investment loss	(1.49)%[7]

Supplemental Data

Net assets, end of period (000)	$1,362

Portfolio turnover	89%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	Annualized.

84

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

85

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

86

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Extension Risk — the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

Fixed Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamentals — “fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Grade — any of the four highest debt obligation ratings by the major rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Junk Bonds — fixed income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Lipper Health/Biotechnology Fund Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

NYSE Arca Tech 100 IndexSM — a price-weighted index that is designed to provide a benchmark for measuring the performance of leading technology-related companies operating across a broad spectrum of industries.

87

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Prepayment Risk — the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields.

Russell 3000® Health Care Index — an unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

S&P Extended Market Index Global Ex-U.S. — an unmanaged index comprised of smaller-capitalization stocks of both developed and emerging market countries. Index stocks represent the bottom 20% of available market capital for each individual country, with a minimum market capitalization of at least the local equivalent of US$100 million.

S&P Global Broad Market Index (BMI) — a comprehensive, rules-based index designed to measure global stock market performance. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P Global Ex-U.S. Broad Market Index (BMI) — an available market capitalization weighted equity index made up of 52 global developed and emerging markets, not including the U.S. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P U.S. MidSmall Cap Index — an unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 30% of available market capital, with a minimum market capitalization of at least $100 million.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

88

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees are paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor Class and Institutional Shares taken together that you own in BlackRock Funds.

89

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Global Opportunities Portfolio
   BlackRock International Opportunities Portfolio
   BlackRock U.S. Opportunities Portfolio
   BlackRock Health Sciences Opportunities Portfolio
   BlackRock Science & Technology Opportunities Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISERS
To BlackRock Global Opportunities Portfolio:
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, New York 10022

To BlackRock International Opportunities Portfolio:
BlackRock International, Ltd.
40 Torphichen Street
Edinburgh, Scotland EH3 8JB

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-OPP-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock All-Cap Global Resources Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Financial Services Fund, Inc.

Investor, Institutional and Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	All-Cap Global Resources	4
	Global Resources	9
	Global Financial Services	14

Details About the Funds	How the Funds Invest	20
	Investment Risks	25

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	30
	Details about the Share Classes	33
	How to Buy, Sell, Exchange and Transfer Shares	38
	Account Services and Privileges	44
	Funds’ Rights	45
	Participation in Fee-Based Programs	45
	Short-Term Trading Policy	46
	Redemption Fee	47
	Distribution and Service Payments	48
	Master/Feeder Structure	49

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	50
	Portfolio Manager Information	51
	Conflicts of Interest	52
	Valuation of Fund Investments	52
	Dividends, Distributions and Taxes	53

Financial Highlights	Financial Performance of the Funds	55

General Information	Shareholder Documents	68
	Certain Fund Policies	68
	Statement of Additional Information	69

Glossary	Glossary of Investment Terms	70

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About the Funds

This prospectus provides information about BlackRock All-Cap Global Resources Portfolio (“All-Cap Global Resources”), BlackRock Global Resources Portfolio (“Global Resources”), and BlackRock Global Financial Services Fund, Inc. (“Global Financial Services”). All-Cap Global Resources Portfolio and Global Resources Portfolio are portfolios of BlackRockSM (the “Trust”) and each represents a separate portfolio of securities and has its own investment objective. All-Cap Global Resources, Global Resources and Global Financial Services may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to Global Financial Services, sub-adviser, BlackRock International Limited.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

All-Cap Global Resources

What is the Fund’s investment objective?

The investment objective of All-Cap Global Resources is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, All-Cap Global Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

  Equity Securities Risk — Stock markets are volatile. The prices of the equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

4

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

5

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

For additional information about All-Cap Global Resources’ risks, see “Investment Risks” below.

Who should invest?

All-Cap Global Resources may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

6

Risk/Return Information

The chart and table shown below give you a picture of All-Cap Global Resources’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in All-Cap Global Resources. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
All-Cap Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 28.89% (quarter ended June 30, 2008) and the lowest return for a quarter was –39.62% (quarter ended December 31, 2008).

		Since
As of 12/31/08	1 Year	Inception[2]

BlackRock All-Cap Global Resources Portfolio — Investor A
Return Before Taxes[1]	–55.59%	–0.99%
Return After Taxes on Distributions[1]	–56.73%	–1.90%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–34.66%	–0.79%

BlackRock All-Cap Global Resources Portfolio — Investor B3
Return Before Taxes[1]	–55.24%	–0.98%

BlackRock All-Cap Global Resources Portfolio — Investor C
Return Before Taxes[1]	–53.86%	–0.31%

BlackRock All-Cap Global Resource Portfolio — Institutional
Return Before Taxes[1]	–52.97%	0.79%

Lipper Natural Resources Funds Index
(Reflects no deduction for fees, expenses or taxes)	–47.82%	0.44%

S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–5.40%

[1]	Includes all applicable fees and sales charges.

[2]	Inception date is February 16, 2005.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of All-Cap Global Resources. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.28%	0.35%	0.28%	0.15%

Acquired Fund Fees and Expense[6]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6]	1.28%	2.10%	2.03%	0.90%

Fee Waivers and Expense Reimbursements[7]	—%	(0.05)%	—%	—%

Net Annual Fund Operating Expenses[7]	1.28%	2.05%	2.03%	0.90%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% (for Investor A Shares), 2.04% (for Investor B and Investor C Shares) and 0.93% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

8

Example:

This example is intended to help you compare the cost of investing in All-Cap Global Resources with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$649	$ 910	$1,190	$1,989

Investor B Shares[2]
Redemption	$658	$1,003	$1,324	$2,218[3]

Investor B Shares
No Redemption	$208	$ 653	$1,124	$2,218[3]

Investor C Shares[2]
Redemption	$306	$ 637	$1,093	$2,358

Investor C Shares
No Redemption	$206	$ 637	$1,093	$2,358

Institutional Shares	$ 92	$ 287	$ 498	$1,108

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Global Resources

What is the Fund’s investment objective?

The investment objective of Global Resources is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, Global Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

  Equity Securities Risk — Stock markets are volatile. The prices of the equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

9

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

10

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

For additional information about Global Resources’ risks, see “Investment Risks” below.

Who should invest?

Global Resources may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

11

Risk/Return Information

On January 31, 2005, Global Resources reorganized with the State Street Research Global Resources Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Global Resources in exchange for shares of Global Resources Portfolio, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies to the Global Resources Portfolio. The chart and table shown below give you a picture of Global Resources’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Resources. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 45.48% (quarter ended June 30, 2008) and the lowest return for a quarter was –44.58% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Global Resources Portfolio — Investor A
Return Before Taxes[1]	–55.84%	7.29%	17.31%
Return After Taxes on Distributions[1]	–58.09%	4.05%	15.46%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–33.40%	7.01%	16.18%

BlackRock Global Resources Portfolio — Investor B2
Return Before Taxes[1]	–54.96%	7.55%	17.29%

BlackRock Global Resources Portfolio — Investor C
Return Before Taxes[1]	–53.98%	7.69%	17.15%

BlackRock Global Resources Portfolio — Institutional
Return Before Taxes[1]	–53.24%	8.76%	18.35%

Lipper Natural Resources Funds Index
(Reflects no deduction for fees, expenses or taxes)	–47.82%	8.39%	9.28%

S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”). Investor B Shares automatically convert to Investor A Shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.

12

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of Global Resources. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.27%[6]	0.27%	0.22%	0.18%

Acquired Fund Fees and Expense[7]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[7]	1.27%	2.02%	1.97%	0.93%

Fee Waivers and Expense Reimbursements[8]	—%	—%	—%	—%

Net Annual Fund Operating Expenses[8]	1.27%	2.02%	1.97%	0.93%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	Other Expenses have been restated to reflect current fees.

[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[8]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% (for Investor A Shares), 2.04% (for Investor B and Investor C Shares) and 1.04% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

13

Example:

This example is intended to help you compare the cost of investing in Global Resources with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$648	$907	$1,185	$1,978

Investor B Shares[2]
Redemption	$655	$984	$1,288	$2,155[3]

Investor B Shares
No Redemption	$205	$634	$1,088	$ 2,155[3]

Investor C Shares[2]
Redemption	$300	$618	$1,062	$2,296

Investor C Shares
No Redemption	$200	$618	$1,062	$2,296

Institutional Shares	$ 95	$296	$ 515	$1,143

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

Global Financial Services

What is the Fund’s investment objective?

The investment objective of Global Financial Services is capital appreciation. In other words, the Global Financial Services Fund tries to choose investments that will increase in value.

What are the Fund’s main investment strategies?

Under normal circumstances, Global Financial Services invests at least 80% of its assets in equity securities of U.S. and foreign financial services companies. The Fund considers a “financial services” company to be one that, in the most recent fiscal year, derived at least 50% of its revenues or earnings from, or devoted at least 50% of its assets to, financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending. Equity securities consist of:

  Common and preferred stock;

  Convertible securities; and

  Derivatives, such as futures, forwards and options, the value of which is based on an index, common stock, a group of common stocks or currency.

Under normal market conditions, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. (i.e., a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.). As a global financial services fund, the Fund will make investments throughout the world. The Fund can buy securities that are denominated in foreign currencies.

Global Financial Services is a “feeder” fund that invests all of its assets in Global Financial Services Portfolio, a corresponding “master” portfolio (the “Master Portfolio”) of Global Financial Services Master LLC (the “Master LLC”), a mutual fund that has the same objective and strategies as the Fund. All investments will be made at the level of the Master Portfolio. This structure is sometimes called a “master/feeder” structure. Global Financial Services’ investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this prospectus uses the term “Global Financial Services” to include the Master Portfolio.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

14

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Sector Risk — Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

  The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U. S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Investments in foreign markets may also be adversely affected by governmental actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s

15

creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

For additional information about the Global Financial Services’ risks, see “Investment Risks” below.

Who should invest?

Global Financial Services may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio of financial services sector investments as a part of your total investment portfolio

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term capital appreciation

  Can tolerate the increased price volatility and currency fluctuations associated with investments concentrated in one industry and investments in foreign securities

16

Risk/Return Information

The chart and table shown below give you a picture of Global Financial Services’ long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C, Institutional and Class R Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Morgan Stanley Capital International (MSCI) World Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consists of more than 1500 stocks in 23 countries globally representing approximately 85% of the total market capitalization in those countries, and the Morgan Stanley Capital International (MSCI) World Financial Index, a subset of the MSCI World Index that includes companies that are involved in financial sector activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Financial Services
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.98% (quarter ended June 30, 2003) and the lowest return for a quarter was -30.86% (quarter ended December 31, 2008).

			Since
As of 12/31/08	1 Year	5 Years	Inception[5]

BlackRock Global Financial Services Fund, Inc. — Investor A
Return Before Taxes[1]	-54.73%	-5.87%	1.84%
Return After Taxes on Distributions[1]	-55.18%	-8.31%	-0.25%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-35.59%	-4.77%	1.36%

BlackRock Global Financial Services Fund, Inc. — Investor B2
Return Before Taxes[1]	-54.76%	-5.82%	1.76%

BlackRock Global Financial Services Fund, Inc. — Investor C
Return Before Taxes[1]	-53.06%	-5.59%	1.64%

BlackRock Global Financial Services Fund, Inc. — Institutional[3]
Return Before Taxes[1]	-52.14%	-4.63%	2.69%

BlackRock Global Financial Services Fund, Inc. — Class R4
Return Before Taxes[1]	-52.49%	-5.18%	2.20%

Morgan Stanley Capital International (MSCI) World Index
(Reflects no deduction for fees, expenses or taxes)	-40.71%	-0.51%	-2.48%

Morgan Stanley Capital International (MSCI) World Financial Index
(Reflects no deduction for fees, expenses or taxes)	-54.04%	-7.38%	-3.39%[6]

[1]	Includes all applicable fees and sales charges.

[2]	Returns reflect the 4.50% six-year contingent deferred sales charge (“CDSC”) in effect as of October 2, 2006. Investor B Shares automatically convert to Investor A Shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.

[3]	The returns for Institutional Shares do not reflect the Institutional front end sales charge in effect prior to December 28, 2005. If the sales charges were included, the returns for Institutional Shares would be lower.

[4]	The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based upon performance of the Fund’s Institutional Shares. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares.

[5]	Inception date is November 26, 1999.

[6]	Since November 30, 1999.

17

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of Global Financial Services. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A	Investor B	Investor C	Institutional	Class R
(Fees paid directly from your investment)	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)[6]	Shares	Shares	Shares	Shares	Shares

Management Fee[7]	0.40%	0.40%	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses8,9,	0.93%[10]	1.02%[10]	0.93%[10]	0.96%[10]	1.13%

Total Annual Fund Operating Expenses[11]	1.58%	2.42%	2.33%	1.36%	2.03%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[6]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the Master Portfolio’s allocated expenses.

[7]	Paid by the Master Portfolio.

[8]	Includes administration fees which are payable to the Fund’s administrator at the annual rate of 0.35% of the Fund’s average daily net assets.

[9]	Includes the Master Portfolio’s Acquired Fund Fees and Expenses, which are less than 0.01%.

[10]	Other Expenses have been restated to reflect current fees.

[11]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

18

Example:

This example is intended to help you compare the cost of investing in Global Financial Services with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$677	$ 998	$1,340	$2,305

Investor B Shares[2]
Redemption	$695	$1,105	$1,491	$2,548[3]

Investor B Shares
No Redemption	$245	$ 755	$1,291	$2,548[3]

Investor C Shares[2]
Redemption	$336	$ 727	$1,245	$2,666

Investor C Shares
No Redemption	$236	$ 727	$1,245	$2,666

Institutional Shares	$138	$ 431	$ 745	$1,635

Class R Shares	$206	$ 637	$1,093	$2,358

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

19

Details About the Funds

How the Funds Invest

All-Cap Global Resources

Investment Goal

The investment objective of All-Cap Global Resources is to provide long-term growth of capital.

Should the Trust’s Board of Trustees determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the All-Cap Global Resources Portfolio, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The Fund management team also may, but under normal market

20

conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ALL-CAP GLOBAL RESOURCES

All-Cap Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Global Resources

Investment Goal

The investment objective of Global Resources is to provide long-term growth of capital.

Should the Trust’s Board of Trustees determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Global Resources, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

In addition, while the Fund tends to emphasize smaller companies, from time to time it may emphasize companies of other sizes.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

21

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The Fund management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL RESOURCES

Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Global Financial Services

Investment Goal

The investment objective of Global Financial Services is capital appreciation. In other words, the Fund tries to choose investments that will increase in value.

Investment Process

In managing the portfolio, Fund management will focus primarily on industry allocation and stock selection. That is, Fund management will attempt to identify industries within the financial services sector that Fund management believes may outperform the market generally. Fund management chooses individual investments within a financial services industry based on fundamental financial analysis, and seeks to identify companies that are undervalued relative to the Fund’s assessment of their future earnings potential.

BlackRock considers a variety of factors when choosing investments for Global Financial Services, such as:

  emphasizing industries within the financial services sector that Fund management believes may outperform the sector generally;

  identifying financial services companies that are undervalued relative to the Fund’s assessment of their future earning potential;

  identifying companies with strong management, above-average per share earnings growth, high returns on capital, pricing flexibility, promising new products or leading market positions that the Fund believes have better prospects for earnings than are anticipated by other investors;

  identifying companies in consolidating financial services industries that Fund management believes may benefit from consolidation; and

  identifying financial services companies that have the potential to prosper from deregulation or technological innovation.

The Fund may invest in companies in emerging markets, but Fund management anticipates that a substantially greater portion of the Fund’s investments will be in companies in developed markets. Currently, Fund management anticipates that the Fund will invest more of its assets in U.S. securities than in securities of any other single country.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

Under normal circumstances, Global Financial Services invests at least 80% of its assets in equity securities of U.S. and foreign financial services companies. This policy is a non-fundamental policy of the Fund and may only be changed with 60 days’ prior notice to shareholders. The Fund considers a “financial services” company to be one that, in the most recent fiscal year, derived at least 50% of its revenues or earnings from, or devoted at least 50% of its assets to, financial services. Financial services include banking, mortgage lending and servicing, securities and commodities trading, investment management, insurance, real estate, providing financial guarantees, leasing, credit card servicing and lending.

22

The Fund will invest primarily in equity securities. Equity securities consist of:

  Common and preferred stock;

  Convertible securities; and

  Derivatives. Derivatives are financial instruments such as futures, forwards and options, the value of which is based on an index, common stock, a group of common stocks or currency.

The Fund will focus on investing in common stock.

The Fund may invest in companies of any size, but Fund management anticipates that it will focus mainly on large and medium-sized companies with market capitalizations greater than $1 billion. As a global financial services fund, the Fund will make investments throughout the world.

Under normal market conditions, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S. (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. (i.e., a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.). The Fund will allocate its assets among various regions and countries, including the U.S. (but in no fewer than three different countries). The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

The Fund may use derivatives for hedging purposes, including anticipatory hedges, and to seek increased return. Derivatives may be volatile and subject to liquidity, leverage and credit risks.

The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective. The Fund is not required to hedge and may choose not to do so.

ABOUT THE PORTFOLIO MANAGER OF GLOBAL FINANCIAL SERVICES

Jacob (Jack) Silady is the portfolio manager of Global Financial Services and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio manager.

Other Strategies:

In addition to the main strategies discussed above, each Fund may also invest or engage in the following investments/strategies:

  Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Borrowing — Each Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.

  Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Rights — Each Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

23

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

All-Cap Global Resources and Global Resources Other Strategies

In addition to the strategies discussed above, the Funds may also invest or engage in the following investments/strategies:

  Debt Securities — Each Fund may invest in debt securities that are rated below investment grade, which are commonly known as junk bonds. The Fund will limit its investments in junk bonds to no more than 10% of its total assets. Split rated bonds will be considered to have the higher credit rating.

  Money Market Securities — As part of its normal operations each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their respective normal investment strategies if they hold these securities pending investments.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with each Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

Global Financial Services Other Strategies

In addition to the strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored depositary receipts.

  Debt Securities — The Fund may invest in debt securities that are rated below investment grade, which are commonly known as junk bonds. The Fund will limit its investments in junk bonds to no more than 5% of its total assets. The Fund may also invest up to 20% of its assets in non-convertible debt securities under normal circumstances and may invest a greater percentage of its assets in non-convertible debt securities on occasion as a temporary defensive measure. The Fund may also invest in longer-term non-convertible debt securities when Fund management finds these investments to have capital appreciation opportunities equal to or greater than equities.

  Short-term Securities — The Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper. Short-term debt securities can be sold easily and have limited risk of loss, but earn only limited returns. The Fund invests in short-term debt securities in order to achieve short-term earnings when the Fund is unable to find enough attractive long-term investments; to reduce exposure to equities when Fund management believes it is advisable to do so; and to be able to meet redemptions, if necessary.

  Indexed Securities — The Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of a securities index, such as the Dow Jones Financial Industry Index.

  Warrants — A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Temporary Defensive Strategies — For temporary defensive purposes, the Fund may hold without limit cash or cash equivalents and investment grade, short term securities, including money market instruments denominated in U.S. dollars or foreign currencies. Although the Fund will make temporary defensive investments only to the extent that Fund management believes they present less risk than the Fund’s usual investments, temporary defensive investments may prevent the Fund from meeting its investment objective during temporary periods.

  Standby Commitment Agreements — Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer.

24

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Sector Risk (Global Financial Services) — Sector risk is the risk that a Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Non-Diversification Risk (All-Cap Global Resources and Global Resources ) — Each of All-Cap Global Resources and Global Resources is a non-diversified fund. Because each Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Concentration Risk (All-Cap Global Resources and Global Resources) — Each Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Funds’ concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Financial Services Industry Risk (Global Financial Services) — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Commodities Market Risk (All-Cap Global Resources and Global Resources) — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Equity Securities Risk — Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

25

Small Cap and Emerging Growth Securities Risk (All-Cap Global Resources and Global Resources Main Risk; Global Financial Services Other Risk) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of a Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — Each Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more

26

expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Geographic Concentration Risk — From time to time each Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. Each Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Depositary Receipts Risk (All-Cap Global Resources and Global Resources Main Risk; Global Financial Services Other Risk) — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in

27

the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Warrants Risk (All-Cap Global Resources and Global Resources Main Risk; Global Financial Services Other Risk) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing and Leverage Risk — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Indexed Securities Risk (Global Financial Services) — Certain indexed securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. See “Interest Rate Risk” below. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

28

  Junk bonds may be less liquid than higher-rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

Illiquid Securities Risk — If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Standby Commitment Agreements Risk (Global Financial Services) — Standby commitment agreements involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Rights Risk — The failure to exercise such rights would result in the dilution of a Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, a Fund may not always realize full value on the sale of rights.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Investment in Other Investment Companies Risk — Each Fund may invest in other investment companies, including exchange traded funds. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

29

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor B, Investor C, Institutional and Class R Shares in this prospectus for Global Financial Services; Investor A, Investor B, Investor C and Institutional Shares in this prospectus for All-Cap Global Resources and Global Resources), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares.

If you select Investor A Shares of a Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B, Investor C or Class R Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares, 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares, and a service fee of 0.25% per year for all three classes of shares under plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares. Classes with the lower expenses will have higher net asset values and dividends relative to other share classes. If you redeem (either by sale or exchange) shares of any class within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes of each Fund.

30

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1,4

Availability	Generally available	Generally available	Generally available	Limited to certain	Available only to
	through financial	through financial	through financial	investors, including:	certain retirement
	intermediaries.	intermediaries.[2]	intermediaries.[2]	•Current	plans
Institutional
shareholders that
meet certain
requirements
•Certain retirement
plans
•Participants in
certain programs
sponsored by
BlackRock or its
affiliates or
financial
intermediaries.
•Certain employees
and affiliates of
BlackRock or its
affiliates.

Minimum	$1,000 for all	$1,000[3] for all	$1,000[3] for all	•$2 million for	$100 for all
Investment	accounts except:	accounts except:	accounts except:	institutions and	accounts
	•$250 for certain	•$250 for certain	•$250 for certain	individuals
	fee-based	fee-based	fee-based	•Institutional Shares
	programs	programs	programs	are available to
	•$100 for	•$100 for	•$100 for	clients of registered
	retirement plans	retirement plans	retirement plans	investment
	•$50, if	•$50, if	•$50, if	advisors who have
	establishing	establishing	establishing	$250,000 invested
	Automatic	Automatic	Automatic	in the Fund
	Investment Plan	Investment Plan	Investment Plan
	(“AIP”)	(“AIP”)	(“AIP”)

Initial Sales	Yes. Payable at	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	time of purchase.	price is invested in	price is invested in	price is invested in	price is invested in
	Lower sales	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.
charges are
available for larger
investments.

Deferred Sales	No. (May be	Yes. Payable if you	Yes. Payable if you	No.	No.
Charge?	charged for	redeem within six	redeem within one
	purchases of $1	years of purchase.	year of purchase.
million or more that
are redeemed
within eighteen
months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.	0.25% Annual
Service (12b-1)	0.25% Annual	Distribution Fee.	Distribution Fee.		Distribution Fee.
Fees?	Service Fee.	0.25% Annual	0.25% Annual		0.25% Annual
		Service Fee.	Service Fee.		Service Fee.

Redemption Fees?	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you	Yes. Payable if you
	redeem or	redeem or	redeem or	redeem or	redeem or
	exchange within 30	exchange within 30	exchange within 30	exchange within 30	exchange within 30
	days of purchase.	days of purchase.	days of purchase.	days of purchase.	days of purchase.

31

Share Classes at a Glance

	Investor A1	Investor B1	Investor C1	Institutional[1]	Class R1

Conversion to	N/A	Yes, automatically	No.	No.	No.
Investor A Shares?		after approximately
eight years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start	charge so you start	charge so you start	charge so you start
	eligible to have the	off owning more	off owning more	off owning more	off owning more
	sales charge	shares.	shares.	shares.	shares.
	reduced or		These shares may
	eliminated or who		make sense for
	have a long-term		investors who have
	investment horizon		a shorter
	because there are		investment horizon
	no ongoing		relative to Investor
	distribution fees.		A or Investor B
Shares.

Disadvantage	You pay a sales	You pay ongoing	You pay ongoing	Limited availability.	You pay ongoing
	charge up-front,	distribution fees	distribution fees		distribution fees
	and therefore you	each year you own	each year you own		each year you own
	start off owning	Investor B Shares,	Investor C shares,		shares, which
	fewer shares.	which means that	which means that		means that you can
		you can expect	you can expect		expect lower total
		lower total	lower total		performance per
		performance than if	performance per		share than if you
		you owned Investor	share than if you		owned Investor A
		A Shares.	owned Investor A		Shares. Unlike
			Shares. Unlike		Investor B Shares,
			Investor B Shares,		Class R Shares do
			Investor C Shares		not convert to
			do not convert to		Investor A Shares,
			Investor A Shares,		so you will continue
			so you will continue		paying the ongoing
			paying the ongoing		distribution fees as
			distribution fees as		long as you hold
			long as you hold		Class R Shares.
			the Investor C		Over the long term,
			Shares. Over the		this can add up to
			long-term, this can		higher total fees
			add up to higher		than either Investor
			total fees than		A Shares or
			either Investor A		Investor B Shares.
			Shares or Investor		There is limited
			B Shares.		availability of these
shares.

[1]	Please see “Details About Share Classes” for more information about each share class.

[2]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[3]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial intermediary may set a lower maximum for Investor B or Investor C Shares.

[4]	Class R Shares are only offered by Global Financial Services.

The following pages will cover the additional details of each share class, including the Institutional Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

32

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

			Dealer
	Sales Charge	Sales Charge	Compensation
	As a % of	As a % of Your	as a % of
Your Investment	Offering Price	Investment[1]	Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.
[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Shares Charge Options” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

33

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of twenty one — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or the BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, Investor C or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor B, Investor C, Institutional and Prime Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans

  Persons investing through an authorized payroll deduction plan

  Person investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund

  Persons associated with a Fund, a Fund’s Distributor, BlackRock, a Fund’s sub-adviser or PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), and their affiliates

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers see “Contingent Deferred Sales Charge Waivers”.

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

34

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years after purchase or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of Fund dividends and capital gains. You will also pay distribution fees of 0.75% and service fees of 0.25% for both classes of shares each year. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial professional or financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Investor B Shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares of All-Cap Global Resources, Global Resources or Global Financial Services within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. If you are a current shareholder of Investor B Shares, you may exchange your Investor B Shares for Investor B Shares of another BlackRock Fund. The sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquire in the exchange. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares of Global Financial Services purchased prior to October 2, 2006 are subject to the 4.00% six-year contingent deferred sales charge schedule in effect at that time. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

35

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both BlackRock Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Exchange Shares or Transfer your Account”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or their affiliates;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees;

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums;

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund;

  Certain qualified retirement plans;

  Investors in selected fee based programs;

  Clients of registered investment advisors who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

36

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund; and

  Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”) or their respective affiliates.

Class R Shares

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

37

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

Class R shares are available only to certain retirement and other similar plans.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs may have higher minimums. (The minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial professional
	professional or financial	or financial intermediary. You may also be able to purchase by Internet by
	intermediary submit your	logging onto the BlackRock website at www.blackrock.com/funds. For
	purchase order for additional	more details on purchasing by Internet see below.
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the
Fund’s automated voice response unit service (VRU) at (800) 441-7762.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.

38

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	Please read the On-Line Services Disclosure Statement and User
Investment	accounts held directly with	Agreement, the Terms and Conditions page and the Consent to
(continued)	BlackRock) (continued)	Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (AIP)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than
4:00 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

39

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are redeeming
Shares	intermediary submit your	Investor A, Investor B, Investor C, Institutional or Class R Shares. The
	sales order	price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell Investor Shares held at
BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated
Clearing House Network (“ACH”) or wire transfer Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be
paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

40

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment by Check: BlackRock will normally mail redemption proceeds
Redemption of	with BlackRock (continued)	within seven days following receipt of a properly completed request.
Shares (continued)		Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00
p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

41

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange Privilege	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Funds
	purchase shares of another	are generally exchangeable for shares of the same class of another
	BlackRock Fund	BlackRock Fund. No exchange privilege is available for Class R Shares.
(“exchanging”)
You can exchange $1,000 or more of Investor A, Investor B or Investor
C Shares from one fund into the same class of another BlackRock
Fund which offers that class of shares (you can exchange less than
$1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at financial
professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional
information).

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
Internet by accessing your account online at
www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	securities dealer or other	dealer that has entered into an agreement with the Distributor. Certain
Intermediary	financial intermediary	shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

42

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s AIP allows you to invest a specific amount on a periodic
Investment Plan	investments on a periodic	basis from your checking or savings account into your investment
(AIP)	basis from checking or	account. You may apply for this option upon account opening or by
	savings account.	completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock Fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone or	your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange Plan	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from
	their accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP
redemptions of Investor A, Investor B or Investor C Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or financial intermediary for details.

43

Reinstatement	If you redeem investor A or Institutional Shares, and within 60 days
Privilege	buy new investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

44

Short-Term Trading Policy

The Board of Directors/Trustees (the “Board”) of Global Financial Services and the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. Each Board has approved the policies discussed below to seek to deter market timing activity. Each Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

45

Redemption Fee

The Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

46

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of All-Cap Global Resources, Global Resources and Global Financial Services have adopted separate plans (each, a “Plan”) that allow each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plans, Investor B, Investor C and Class R Shares pay a fee (“distribution fees”) to the Distributor and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B, Investor C and Class R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B, Investor C and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B, Investor C and Class R Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under each Plan, a Fund also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B, Investor C and Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B, Investor C and Class R Shares of the Fund. All Investor A, Investor B, Investor C and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B, Investor C and Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B, Investor C and Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

47

The shareholder servicing fees payable pursuant to each Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by a Fund under each Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B, Investor C and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plans permit BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Master/Feeder Structure

Global Financial Services is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio, the Master Portfolio, of the Master LLC. Investors in the Fund will acquire an indirect interest in the Master Portfolio.

The Master Portfolio may accept investments from other feeder funds, and all the feeders of the Master Portfolio bear the Master Portfolio’s expenses in proportion to their assets. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Master Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the Master Portfolio on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same portfolio. Information about other feeders is available by calling (800) 441-7762.

Whenever the Master LLC holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Master Portfolio.

The Fund may withdraw from the Master LLC at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

48

Management of the Fund

BlackRock

BlackRock, manager to All-Cap Global Resources, Global Resources and the Master Portfolio (referred to in this section as the “Portfolios”), manages each Portfolio’s investments and its business operations subject to the oversight of the Trust’s Board of Trustees and the Master LLC’s Board of Directors, as applicable. While BlackRock is ultimately responsible for the management of the Portfolios, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (“BIL”), an affiliate of BlackRock, acts as sub-adviser to Global Financial Services. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Portfolio pursuant to separate management agreements (each, a “Management Agreement”).

All-Cap Global Resources and Global Resources Total Annual Management Fee (Before Waivers)

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Portfolio-by-Portfolio basis and payable monthly. With respect to All-Cap Global Resources and Global Resources, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

BlackRock has agreed contractually to cap net expenses for All-Cap Global Resources and Global Resources (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, if any) of each share class of the Portfolio at the levels shown in the respective Portfolio’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Master Portfolio Total Annual Management Fee (Before Waivers)

Pursuant to the Management Agreement, BlackRock receives a management fee at the annual rate of 0.40% of the Master Portfolio’s average daily net assets.

Effective December [1], 2008, BlackRock has entered into a sub-advisory agreement with respect to the Master Portfolio with BIL, under which BlackRock pays BIL a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreements. BIL is

49

responsible for the day-to-day management of the Master Portfolio. Prior to December 31, 2008, BlackRock Asset Management U.K. Limited and BlackRock Investment Management, LLC acted as sub-advisers of the Master Portfolio and were compensated according to the same sub-advisory fee rate.

For the fiscal year ended September 30, 2008, each Portfolio paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of average daily net assets as follows:

All-Cap Global Resources Portfolio	0.67%

Global Resources Portfolio	0.67%

Master Portfolio	0.40%

BlackRock also acts as the Global Financial Services Fund’s administrator. The Fund pays BlackRock, as the administrator, an administration fee at the annual rate of 0.35% of the average daily net assets of the Fund.

A discussion of the basis for the respective Board’s approval of the Management Agreements and sub-advisory agreement, if applicable, is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Portfolios are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Portfolios.

Portfolio Manager Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

All-Cap Global Resources

Global Resources

All-Cap Global Resources and Global Resources are managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Funds.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel J. Rice III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of each Fund’s		2005; Senior Vice President and portfolio
	portfolio including setting the Fund’s		manager of the State Street Research Global
	overall investment strategy and		Resources Fund (the predecessor fund to Global
	overseeing the management of the		Resources) from 1990 to 2005.
Funds

Denis J. Walsh III, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of each Fund’s portfolio		2005; Managing Director and energy analyst of
	including setting the Fund’s overall		the State Street Research Global Resources
	investment strategy and overseeing		Fund (the predecessor fund to Global Resources)
	the management of the Funds		from 1999 to 2005.

Global Financial Services (Master Portfolio)

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Jacob (Jack) Silady	Responsible for the day-to-day	2006	Director of BlackRock, Inc. since 2006; Vice
	management of the Master		President of Merrill Lynch Investment Managers,
	Portfolio’s portfolio including setting		L.P. (“MLIM”) from 2004 to 2006; Research
	the Master Portfolio’s overall investment		analyst with MLIM from 2001 to 2006.
strategy and overseeing the
management of the Master Portfolio

50

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Global Financial Services’ Board of Directors and the Trust’s Board of Trustees, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

51

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C or Class R Shares, and Class R Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Global Financial Services’ Board of Directors and the Trust’s Board of Trustees, as applicable. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board of Trustees and the Master LLC’s Board of Directors. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying

52

foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

53

Financial Highlights

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

All-Cap Global Resources

	Institutional

	Year Ended September 30,			Period February 16, 20051 to September 30, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$19.40	$13.85	$13.56	$10.00

Net investment income[2]	0.24	0.05	0.02	0.02

Net realized and unrealized gain (loss)	(2.90)	5.90	0.26	3.54

Net increase (decrease) from investment operations	(2.66)	5.95	0.28	3.56

Dividends and distributions from:
Net investment income	(0.23)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.54)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]

Net asset value, end of period	$16.20	$19.40	$13.85	$13.56

Total Investment Return

Based on net asset value	(14.25)%[4]	43.66%[4]	2.14%[5]	35.60%[4,6]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	0.89%	0.93%	0.99%	1.04%[7]

Total expenses	0.89%	0.93%	1.01%	1.54%[7]

Net investment income	1.14%	0.31%	0.17%	0.25%[7]

Supplemental Data

Net assets, end of period (000)	$510,804	$598,747	$337,771	$92,147

Portfolio turnover	38%	31%	41%	12%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.
[6]	Aggregate total investment return.
[7]	Annualized.

54

Financial Highlights (continued)

	Investor A

	Year Ended September 30,			Period February 16, 20051 to September 30, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$19.18	$13.75	$13.50	$10.00

Net investment income (loss)[2]	0.17	(0.02)	(0.02)	0.00 [3]

Net realized and unrealized gain (loss)	(2.87)	5.85	0.26	3.50

Net increase (decrease) from investment operations	(2.70)	5.83	0.24	3.50

Dividends and distributions from:
Net investment income	(0.16)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.47)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00 [4]	0.00 [4]	0.01	0.00 [4]

Net asset value, end of period	$16.01	$19.18	$13.75	$13.50

Total Investment Return

Based on net asset value[5]	(14.55)%[6]	43.09%[6]	1.85%[7]	35.00%[6,8]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.26%	1.31%	1.34%	1.34%[9]

Total expenses	1.27%	1.34%	1.46%	1.87%[9]

Net investment income (loss)	0.81%	(0.10)%	(0.16)%	0.01%[9]

Supplemental Data

Net assets, end of period (000)	$267,422	$347,598	$248,557	$87,949

Portfolio turnover	38%	31%	41%	12%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Net investment income (loss) is less than $0.005 per share.
[4]	Less than $0.01 per share.
[5]	Total investment returns exclude the effects of sales charges.
[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.
[8]	Aggregate total investment return.
[9]	Annualized.

55

Financial Highlights (continued)

	Investor B

	Year Ended September 30,			Period February 16, 20051 to September 30, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$18.82	$13.59	$13.44	$10.00

Net investment income (loss)[2]	0.01	(0.13)	(0.12)	(0.05)

Net realized and unrealized gain (loss)	(2.81)	5.76	0.26	3.49

Net increase (decrease) from investment operations	(2.80)	5.63	0.14	3.44

Dividends and distributions from:
Net investment income	(0.03)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.34)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]

Net asset value, end of period	$15.68	$18.82	$13.59	$13.44

Total Investment Return

Based on net asset value[4]	(15.23)%[5]	42.11%[5]	1.12%[6]	34.40%[5,7]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	2.04%	2.04%	2.04%	2.04%[8]

Total expenses	2.09%	2.23%	2.13%	2.49%[8]

Net investment income (loss)	0.06%	(0.82)%	(0.86)%	(0.64)%[8]

Supplemental Data

Net assets, end of period (000)	$42,399	$55,538	$43,477	$16,019

Portfolio turnover	38%	31%	41%	12%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Total investment returns exclude the effects of sales charges.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.08%.
[7]	Aggregate total investment return.
[8]	Annualized.

56

Financial Highlights (continued)

	Investor C

	Year Ended September 30,			Period February 16, 20051 to September 30, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$18.84	$13.60	$13.46	$10.00

Net investment income (loss)[2]	0.02	(0.13)	(0.12)	(0.05)

Net realized and unrealized gain (loss)	(2.82)	5.77	0.25	3.51

Net increase (decrease) from investment operations	(2.80)	5.64	0.13	3.46

Dividends and distributions from:
Net investment income	(0.04)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.35)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]

Net asset value, end of period	$15.69	$18.84	$13.60	$13.46

Total Investment Return

Based on net asset value[4]	(15.21)%[5]	42.15%[5]	1.04%[6]	34.60%[5,7]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	2.01%	2.04%	2.04%	2.04%[8]

Total expenses	2.02%	2.12%	2.09%	2.48%[8]

Net investment income (loss)	0.08%	(0.83)%	(0.86)%	(0.70)%[8]

Supplemental Data

Net assets, end of period (000)	$153,512	$207,194	$136,120	$48,288

Portfolio turnover	38%	31%	41%	12%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Total investment returns exclude the effects of sales charges.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.
[7]	Aggregate total investment return.
[8]	Annualized.

57

Financial Highlights (continued)

Global Resources

	Institutional
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$63.42	$68.57	$79.62	$58.80	$41.25	$26.85

Net investment income (loss)	(0.13)[1]	(0.02)[1]	0.57[1]	0.15[1]	(0.08)	0.27

Net realized and unrealized gain (loss)	(2.78)	14.26	(2.5)	20.67	19.52	14.78

Net increase (decrease) from
investment operations	(2.91)	14.24	(1.93)	20.82	19.44	15.05

Dividends and distributions from:
Net investment income	(2.01)	(0.81)	(0.53)	—	(0.34)	(0.65)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(9.23)	(19.39)	(9.13)	—	(1.89)	(0.65)

Redemption fees added
to paid-in capital	0.03	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$51.31	$63.42	$68.57	$79.62	$58.80	$41.25

Total Investment Return

Based on net asset value	(6.77)%[3]	23.55%[4]	(2.89)%[5]	35.41%[4,6]	47.95%[6]	56.49%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	0.92%	1.03%	0.98%	1.04%[7]	1.01%[7]	1.04%

Total expenses	0.92%	1.07%	1.02%	1.18%[7]	1.02%[7]	1.04%

Net investment income (loss)	(0.18)%	(0.03)%	0.76%	0.42%[7]	(0.16)%[7]	0.79%

Supplemental Data

Net assets, end of period (000)	$82,147	$37,498	$35,010	$40,906 [7]	$29,188 [7]	$20,044

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.
[6]	Aggregate total investment return.
[7]	Annualized.

58

Financial Highlights (continued)

	Investor A
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$59.02	$64.90	$76.01	$56.23	$39.58	$25.81

Net investment income (loss)	(0.32)[1]	(0.16)[1]	0.32 [1]	0.03 [1]	(0.15)	0.21

Net realized and unrealized gain (loss)	(2.29)	13.41	(2.36)	19.75	18.69	14.15

Net increase (decrease) from
investment operations	(2.61)	13.25	(2.04)	19.78	18.54	14.36

Dividends and distributions from:
Net investment income	(1.92)	(0.55)	(0.48)	—	(0.34)	(0.59)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(9.14)	(19.13)	(9.08)	—	(1.89)	(0.59)

Redemption fees added
to paid-in capital	0.02	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$47.29	$59.02	$64.90	$76.01	$56.23	$39.58

Total Investment Return

Based on net asset value[3]	(6.78)%[4]	23.25%[5]	(3.20)%[4]	35.18%[5,6]	47.69%[6]	56.06%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.25%	1.29%	1.30%	1.34%[7]	1.36%[7]	1.34%

Total expenses	1.25%	1.30%	1.41%	1.52%[7]	1.38%[7]	1.34%

Net investment income (loss)	(0.49)%	(0.28)%	0.44%	0.10%[7]	(0.52)%[7]	0.64%

Supplemental Data

Net assets, end of period (000)	$689,646	$685,590	$683,417	$877,120 [7]	$676,234[7]	$406,209

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Aggregate total investment return.
[7]	Annualized.

59

Financial Highlights (continued)

	Investor B
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$50.87	$58.19	$69.43	$51.58	$36.52	$23.89

Net investment loss	(0.67)[1]	(0.50)[1]	(0.18)[1]	(0.19)[1]	(0.32)	(0.06)

Net realized and unrealized gain (loss)	(1.81)	11.82	(2.09)	18.04	17.18	13.14

Net increase (decrease) from
investment operations	(2.48)	11.32	(2.27)	17.85	16.86	13.08

Dividends and distributions from:
Net investment income	(1.51)	(0.06)	(0.38)	—	(0.25)	(0.45)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(8.73)	(18.64)	(8.98)	—	(1.80)	(0.45)

Redemption fees added
to paid-in capital	0.02	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$39.68	$50.87	$58.19	$69.43	$51.58	$36.52

Total Investment Return

Based on net asset value[3]	(7.63)%[4]	22.35%[5]	(3.91)%[4]	34.60%[5,6]	47.09%[6]	55.07%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	2.00%	2.03%	2.02%	2.04%[7]	2.01%[7]	2.04%

Total expenses	2.01%	2.08%	2.09%	2.18%[7]	2.02%[7]	2.04%

Net investment loss	(1.24)%	(1.01)%	(0.27)%	(0.60)%[7]	(1.17)%[7]	(0.20)%

Net investment income (loss)

Net assets, end of period (000)	$57,174	$80,178	$87,636	$117,845 [7]	$94,506 [7]	$66,704

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Aggregate total investment return.
[7]	Annualized.

60

Financial Highlights (continued)

	Investor C
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$50.84	$58.13	$69.37	$51.53	$36.48	$23.88

Net investment loss	(0.66)[1]	(0.50)[1]	(0.17)[1]	(0.19)[1]	(0.30)	(0.03)

Net realized and unrealized gain (loss)	(1.79)	11.83	(2.10)	18.03	17.14	13.10

Net increase (decrease) from
investment operations	(2.45)	11.33	(2.27)	17.84	16.84	13.07

Dividends and distributions from:
Net investment income	(1.58)	(0.04)	(0.38)	—	(0.24)	(0.47)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(8.80)	(18.62)	(8.98)	—	(1.79)	(0.47)

Redemption fees added
to paid-in capital	0.02	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$39.61	$50.84	$58.13	$69.37	$51.53	$36.48

Total Investment Return

Based on net asset value[3]	(7.57)%[4]	22.36%[5]	(3.92)%[6]	34.62%[7]	47.01%[7]	55.05%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.96%	2.01%	2.01%	2.04%[8]	2.01%[8]	2.04%

Total expenses	1.96%	2.02%	2.05%	2.17%[8]	2.02%[8]	2.04%

Net investment loss	(1.21)%	(1.00)%	(0.26)%	(0.61)%[8]	(1.17)%[8]	(0.10)%

Net investment income (loss)

Net assets, end of period (000)	$151,409	$144,300	$147,723	$201,265	$169,871	$122,088

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.01%.
[7]	Aggregate total investment return.
[8]	Annualized.

61

Financial Highlights (continued)

Global Financial Services

	Institutional
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$16.75	$15.93	$15.53	$14.12	$12.76

Net investment income[1]	0.22	0.19	0.50	0.44	0.20

Net realized and unrealized gain (loss)[2]	(5.22)	1.59	1.89	3.17	2.78

Net increase (decrease) from investment operations	(5.00)	1.78	2.39	3.61	2.98

Dividends and distributions from:
Net investment income	(0.12)	(0.46)	(0.38)	(0.18)	—
Net realized gain	(3.13)	(0.50)	(1.61)	(2.02)	(1.62)

Total dividends and distributions	(3.25)	(0.96)	(1.99)	(2.20)	(1.62)

Net asset value, end of year	$8.50	$16.75	$15.93	$15.53	$14.12

Total Investment Return[3]

Based on net asset value	(35.58)%	11.20%	15.48%	27.37%	25.09%

Ratios to Average Net Assets[4]

Total expenses	1.35%	1.42%	1.27%	1.32%	1.53%

Net investment income	1.89%	1.18%	3.05%	2.93%	1.46%

Supplemental Data

Net assets, end of year (000)	$11,361	$16,249	$17,843	$49,612	$11,034

Portfolio turnover of the Master Portfolio	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of any sales charges.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

62

Financial Highlights (continued)

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$16.63	$15.82	$15.45	$14.06	$12.71

Net investment income[1]	0.20	0.15	0.44	0.27	0.17

Net realized and unrealized gain (loss)[2]	(5.18)	1.58	1.90	3.29	2.76

Net increase (decrease) from investment operations	(4.98)	1.73	2.34	3.56	2.93

Dividends and distributions from:
Net investment income	(0.11)	(0.42)	(0.36)	(0.15)	—
Net realized gain	(3.13)	(0.50)	(1.61)	(2.02)	(1.58)

Total dividends and distributions	(3.24)	(0.92)	(1.97)	(2.17)	(1.58)

Net asset value, end of year	$8.41	$16.63	$15.82	$15.45	$14.06

Total Investment Return[3]

Based on net asset value	(35.72)%	10.93%	15.17%	27.08%	24.75%

Ratios to Average Net Assets[4]

Total expenses	1.57%	1.67%	1.54%	1.62%	1.78%

Net investment income	1.80%	0.94%	2.66%	1.87%	1.21%

Supplemental Data

Net assets, end of year (000)	$54,661	$26,777	$24,078	$10,040	$8,684

Portfolio turnover of the Master Portfolio	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

63

Financial Highlights (continued)

	Investor B
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$16.32	$15.52	$15.18	$13.86	$12.51

Net investment income[1]	0.06	0.03	0.33	0.16	0.06

Net realized and unrealized gain (loss)[2]	(5.08)	1.55	1.84	3.23	2.74

Net increase (decrease) from investment operations	(5.02)	1.58	2.17	3.39	2.80

Dividends and distributions from:
Net investment income	—	(0.28)	(0.22)	(0.05)	—
Net realized gain	(2.99)	(0.50)	(1.61)	(2.02)	(1.45)

Total dividends and distributions	(2.99)	(0.78)	(1.83)	(2.07)	(1.45)

Net asset value, end of year	$8.31	$16.32	$15.52	$15.18	$13.86

Total Investment Return[3]

Based on net asset value	(36.26)%	10.13%	14.23%	26.08%	23.89%

Ratios to Average Net Assets[4]

Total expenses	2.41%	2.42%	2.30%	2.39%	2.55%

Net investment income	0.49%	0.18%	2.08%	1.09%	0.46%

Supplemental Data

Net assets, end of year (000)	$7,758	$22,592	$27,397	$31,126	$33,733

Portfolio turnover of the Master Portfolio	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

64

Financial Highlights (continued)

	Investor C
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$16.20	$15.44	$15.10	$13.82	$12.51

Net investment income[1]	0.12	0.02	0.30	0.16	0.07

Net realized and unrealized gain (loss)[2]	(5.04)	1.53	1.87	3.21	2.72

Net increase (decrease) from investment operations	(4.92)	1.55	2.17	3.37	2.79

Dividends and distributions from:
Net investment income	(0.01)	(0.29)	(0.22)	(0.07)	—
Net realized gain	(3.13)	(0.50)	(1.61)	(2.02)	(1.48)

Total dividends and distributions	(3.14)	(0.79)	(1.83)	(2.09)	(1.48)

Net asset value, end of year	$8.14	$16.20	$15.44	$15.10	$13.82

Total Investment Return[3]

Based on net asset value	(36.17)%	10.04%	14.35%	26.02%	23.83%

Ratios to Average Net Assets[4]

Total expenses	2.32%	2.47%	2.31%	2.40%	2.56%

Net investment income	1.17%	0.13%	1.91%	1.10%	0.48%

Supplemental Data

Net assets, end of year (000)	$46,175	$20,535	$21,915	$15,087	$16,714

Portfolio turnover of the Master Portfolio	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

65

Financial Highlights (concluded)

	Class R
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$16.28	$15.54	$15.21	$13.91	$12.62

Net investment income[1]	0.12	0.10	0.36	0.29	0.14

Net realized and unrealized gain (loss)[2]	(5.04)	1.54	1.90	3.18	2.74

Net increase (decrease) from investment operations	(4.92)	1.64	2.26	3.47	2.88

Dividends and distributions from:
Net investment income	(0.05)	(0.40)	(0.32)	(0.15)	—
Net realized gain	(3.13)	(0.50)	(1.61)	(2.02)	(1.59)

Total dividends and distributions	(3.18)	(0.90)	(1.93)	(2.17)	(1.59)

Net asset value, end of year	$8.18	$16.28	$15.54	$15.21	$13.91

Total Investment Return

Based on net asset value	(36.03)%	10.53%	14.90%	26.74%	24.51%

Ratios to Average Net Assets[3]

Total expenses	2.03%	2.02%	1.80%	1.83%	2.11%

Net investment income	1.09%	0.61%	2.22%	2.02%	0.99%

Supplemental Data

Net assets, end of year (000)	$7,699	$8,996	$5,314	$2,040	$555

Portfolio turnover of the Master Portfolio	31%	55%	79%	80%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

66

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

67

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

68

Glossary

Glossary of Investment Terms

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamentals — “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Grade — any of the four highest debt obligation ratings by the major rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Lipper Natural Resources Funds Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Morgan Stanley Capital International (MSCI) World Index — a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consists of more than 1500 stocks in 23 countries globally representing approximately 85% of the total market capitalization in those countries,

Morgan Stanley Capital International (MSCI) World Financial Index — a subset of the MSCI World Index and includes companies that are involved in financial sector activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Rights — a Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Warrants — a warrant gives a Fund the right to buy a specified amount of underlying stock at a purchase (or “exercise”) price prior to the date the warrant expires.

69

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor Class and Institutional Shares taken together that you own in BlackRock Funds.

70

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
  BlackRock All-Cap Global Resources Portfolio
  BlackRock Global Resources Portfolio
BlackRock Global Financial Services Fund, Inc.

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISERS
For BlackRock Global Financial Services Fund, Inc.:

BlackRock International Limited
40 Torphichen Street
Edinburgh, Scotland
United Kingdom EH3 8JB

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
For All-Cap Global Resources Portfolio and Global Resources Portfolio:

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

For BlackRock Global Financial Services Fund, Inc.:

Deloitte & Touche LLP
750 College Road East
Princeton, New Jersey 08540

ACCOUNTING SERVICES PROVIDER
For All-Cap Global Resources Portfolio and Global Resources Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

For BlackRock Global Financial Services Fund, Inc.:

State Street Bank and Trust Company
500 College Road East
Princeton, New Jersey 08540

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIANS
For All-Cap Global Resources Portfolio and Global Resources Portfolio:

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

For BlackRock Global Financial Services Fund, Inc.:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
or BlackRock Global Financial Services Fund, Inc.
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819 Providence,
RI 02940-8019

Overnight Mail

BlackRock Global Financial Services Fund, Inc.
or BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.:
INVESTMENT COMPANY ACT FILE NO. 811-09375

PRO-19065

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Asset Allocation Portfolio

Investor and Institutional Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Overview	Key facts and details about the Fund listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and
	historical performance information
	Key Facts About Asset Allocation Portfolio	4
	Risk/Return Information	7
	Expenses and Fees	8

Details About the Fund	How the Fund Invests	10
	Investment Risks	11

Account Information	Information about account services, sales charges & waivers,
	shareholder transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	16
	Details about the Share Classes	19
	How to Buy, Sell, Exchange and Transfer Shares	24
	Account Services and Privileges	29
	Fund’s Rights	30
	Participation in Fee-Based Programs	30
	Short-Term Trading Policy	31
	Redemption Fee	32
	Distribution and Service Payments	32

Management of the Fund	Information about BlackRock and the Portfolio Manager
	BlackRock	34
	Portfolio Manager Information	35
	Conflicts of Interest	35
	Valuation of Fund Investments	36
	Dividends, Distributions and Taxes	37

Financial Highlights	Financial Performance of the Fund	38

General Information	Shareholder Documents	42
	Certain Fund Policies	42
	Statement of Additional Information	43

Glossary	Glossary of Investment Terms	44

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About Asset Allocation Portfolio

This prospectus provides information about BlackRock Asset Allocation Portfolio (“Asset Allocation Portfolio”), a portfolio of BlackRock FundsSM (the “Trust”). The Asset Allocation Portfolio is referred to in this prospectus as the “Fund.”

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Financial Management, Inc. (“BFM”).

The prospectus includes important Fund facts organized into sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The investment objective of the Asset Allocation Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management.

What are the Fund’s main investment strategies?

The Fund primarily buys common stock but also can invest in preferred stock, convertible securities and certain derivative securities.

The fixed income investment management team selects bonds from several sectors. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in junk bonds or non-dollar denominated bonds or bonds of emerging market issuers.

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. The Fund intends to remain diversified across categories, but it has wide flexibility in the relative weightings given to each category.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk”. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

4

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

5

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

For additional information about the Asset Allocation Portfolio’s risks, see “Investment Risks” below.

Who should invest?

  The Asset Allocation Portfolio may be an appropriate investment for you if you:

  Are investing with long-term goals, but also seek some current income;

  Want a professionally managed portfolio without the administrative burdens of direct investments in equity and debt securities;

  Are willing to accept the risk that the value of your investment may decline in order to seek the highest total investment return; and

  Are prepared to receive taxable distributions of ordinary income and capital gains

6

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Asset Allocation Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. The chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Fund, for periods prior to January 31, 2005. The chart and table give you a picture of the Fund’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%), recognized unmanaged indices of stock and bond market performance, respectively. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Asset Allocation Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 16.29% (quarter ended December 31, 2001) and the lowest return for a quarter was –13.17% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Asset Allocation Portfolio — Investor A
Return Before Taxes[1]	–30.75%	–0.39%	2.84%
Return After Taxes on Distributions[1]	–31.20%	–1.54%	1.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–19.59%	–0.43%	1.87%

BlackRock Asset Allocation Portfolio — Investor B2
Return Before Taxes[1]	–30.81%	–0.39%	2.80%

BlackRock Asset Allocation Portfolio — Investor C

Return Before Taxes[1]	–28.16%	–0.04%	2.66%

BlackRock Asset Allocation Portfolio — Institutional
Return Before Taxes[1]	–26.69%	1.05%	3.73%

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[3] (Reflects no deduction for fees, expenses or taxes)	–22.05%	0.71%	1.69%

[1]	Includes all applicable fees and sales charges.

[2]	The contingent deferred sales charge (“CDSC”) is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Investor B Shares” for complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.

[3]	This index was formerly known as Lehman Brothers U.S. Aggregate Index.

7

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment, and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.41%[5]	0.43%	0.35%	0.41%[5]

Interest Expense	0.04%	0.04%	0.04%	0.04%

Acquired Fund Fees and Expenses[6]	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses[6]	1.28%	2.05%	1.97%	1.03%

Fee Waivers and Expense Reimbursements[7]	—%	—%	—%	0.10%

Net Annual Fund Operating Expenses[7]	1.28%	2.05%	1.97%	0.93%

[1]	Reduced front-end sales charges may be available (see the section “Sales Charges Reduced or Eliminated for Investor A Shares” for more information regarding the reduction of front-end sales charges).

[2]	A CDSC of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.

[4]	There is no CDSC on Investor C Shares after one year.

[5]	Other Expenses have been restated to reflect current fees.

[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[7]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% (for Investor A Shares), 2.08% (for Investor B and Investor C Shares) and 0.86% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, The Net Annual Fund Operating Expenses were 1.21% (for Investor A Shares), 1.97% (for Investor B Shares) and 1.90% (for Investor C Shares). See the “Management of the Fund — BlackRock” section for a discussion of these waivers and reimbursements.

8

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers), redemption at the end of each time period and, in addition, with respect to Investor B Shares and Investor C Shares only, no redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares[1]	$649	$910	$1,190	$1,989

Investor B Shares[2]
Redemption	$658	$993	$1,303	$2,182[3]

Investor B Shares
No Redemption	$208	$643	$1,103	$2,182[3]

Investor C Shares[2]
Redemption	$300	$618	$1,062	$2,296

Investor C Shares
No Redemption	$200	$618	$1,062	$2,296

Institutional Shares	$ 95	$318	$ 559	$1,250

[1]	Reflects imposition of sales charge.

[2]	Reflects deduction of CDSC.

[3]	Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

9

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of the Asset Allocation Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Asset Allocation Portfolio, such as:

  Utilizing a combination of quantitative and fundamental analysis to evaluate the relative attractiveness of various segments in the equity universe, defined by style, capitalization range and geographic location;

  Reviewing and allocating varying percentages of the Fund to equity investment management team members responsible for security selection within these distinctive disciplines, including stocks of large, middle and small capitalization companies, companies that appear to be trading below their true worth, companies with significant growth opportunities, firms in specialized sectors and international companies;

  Engaging in bottom-up security selection within each discipline that, in turn, drives sector and industry weightings as well as average market capitalization; and

  Assessing each stock’s changing characteristics relative to its contribution to portfolio risk within that discipline and selling the stock when it no longer offers an appropriate return-to-risk trade-off.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. Drawing on its analysis of financial trends and market conditions, Fund management monitors and adjusts those allocations from time to time. The Fund has wide flexibility in the relative weightings given to each category; however, it intends to remain diversified across categories. The Fund measures its performance against a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%).

With respect to its equity investments, the Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

Members of the fixed income investment management team are responsible for managing the fixed income allocation of the Fund.

The fixed income investment management team evaluates sectors of the bond market and individual securities within these sectors. The fixed income investment management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Securities are purchased for the Fund when the fixed income management team believes that they have the potential for above-average total return. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in any combination of non-investment grade bonds (junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the fixed income investment management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. A security will be sold if, in the opinion of the fixed income investment management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

As part of its normal operations, the Fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal.

10

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

Other Strategies:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Temporary Defensive Strategies — For temporary defensive purposes, each Fund may invest some or all of its assets in high quality money market instruments denominated in U.S. dollars or foreign currencies. Although the Fund will make temporary defensive investments only to the extent that Fund management believes they present less risk than the Fund’s usual investments, temporary defensive investments may reduce the Fund’s opportunity of meeting its investment objectives during temporary periods.

  Illiquid/Restricted Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

ABOUT THE PORTFOLIO MANAGER OF THE ASSET ALLOCATION PORTFOLIO

Philip Green is the portfolio manager of Asset Allocation Portfolio and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio manager.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

11

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

12

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

13

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage- and Asset-Backed Securities Risk — The Fund makes investments in residential and commercial mortgage-backed securities (“CMBS”) and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund management team will generally be at lower rates of return than the return on the assets which were prepaid. In addition, rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. This is known as extension risk. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing the returns and minimizing opportunities for gain.

14

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

15

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Asset Allocation Portfolio currently offers multiple share classes (Investor A, Investor B, Investor C and Institutional Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of the Fund, you will not pay any sales charge. However, only certain investors may buy Institutional Shares.

If you select Investor A Shares of the Fund, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Investor B or Investor C Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor B Shares and 0.75% per year for Investor C Shares, and a service fee of 0.25% per year for both classes of shares under plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor B or Investor C Shares. Classes with the lower expenses will have higher net asset values and dividends relative to other share classes.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes of the Fund.

16

Share Classes at a Glance

	Investor A Shares[1]	Investor B Shares[1]	Investor C Shares[1]	Institutional Shares[1]

Availability	Generally available	Generally available	Generally available	Limited to certain
	through financial	through financial	through financial	investors, including:
	intermediaries.	intermediaries.[2]	intermediaries.[2]	•Current Institutional
shareholders that meet
certain requirements
•Certain retirement
plans
•Participants in certain
programs sponsored
by BlackRock or its
affiliates or financial
intermediaries
•Certain employees and
affiliates of BlackRock
or its affiliates

Minimum Investment	$1,000 for all accounts	$1,000[3] for all accounts	$1,000[3] for all accounts	•$2 million for
	except:	except:	except:	institutions and
	•$250 for certain fee-	•$250 for certain fee-	•$250 for certain fee-	individuals
	based programs	based programs	based programs	•$250,000 for clients
	•$100 for retirement	•$100 for retirement	•$100 for retirement	of registered
	plans	plans	plans	investment advisers
	•$50, if establishing	•$50, if establishing	•$50, if establishing
	Automatic Investment	Automatic Investment	Automatic Investment
	Plan (“AIP”)	Plan (“AIP”)	Plan (“AIP”)

Initial Sales Charge?	Yes. Payable at time of	No. Entire purchase	No. Entire purchase	No. Entire purchase
	purchase. Lower sales	price is invested in	price is invested in	price is invested in
	charges are available	shares of the Fund.	shares of the Fund.	shares of the Fund.
for larger investments.

Deferred Sales	No. (May be charged for	Yes. Payable if you	Yes. Payable if you	No.
Charge?	purchases of $1 million	redeem within six years	redeem within one year
	or more that are	of purchase.	of purchase.
redeemed within
eighteen months).

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.
Service	0.25% Annual Service	Distribution Fee. 0.25%	Distribution Fee. 0.25%
(12b-1) Fees?	Fee.	Annual Service Fee.	Annual Service Fee.

Redemption Fees?	No.	No.	No.	No.

17

Share Classes at a Glance

	Investor A Shares[1]	Investor B Shares[1]	Investor C Shares[1]	Institutional Shares[1]

Conversion to Investor	N/A.	Yes, automatically after	No.	No.
A Shares?		approximately eight
years.

Advantage	Makes sense for	No up-front sales	No up-front sales	No up-front sales
	investors who are	charge so you start off	charge so you start off	charge so you start off
	eligible to have the	owning more shares.	owning more shares.	owning more shares.
	sales charge reduced or		These shares may
	eliminated or who have		make sense for
	a long-term investment		investors who have a
	horizon because there		shorter investment
	are no ongoing		horizon relative to
	distribution fees.		Investor A or Investor B
Shares.

Disadvantage	You pay a sales charge	You pay ongoing	You pay ongoing	Limited availability.
	up-front, and therefore	distribution fees each	distribution fees each
	you start off owning	year you own Investor B	year you own Investor C
	fewer shares.	Shares, which means	shares, which means
		that you can expect	that you can expect
		lower total performance	lower total performance
		per share than if you	per share than if you
		owned Investor A	owned Investor A
		Shares.	Shares. Unlike Investor
B Shares, Investor C
Shares do not convert
to Investor A Shares, so
you will continue paying
the ongoing distribution
fees as long as you
hold the Investor C
Shares. Over the long-
term, this can add up to
higher total fees than
either Investor A Shares
or Investor B Shares.

[1]	Please see “Details About the Share Classes” for more information about each share class.

[2]	If you establish a new account directly with the Fund and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares. Applications without a financial intermediary that select Investor B or Investor C Shares will not be accepted.

[3]	The Fund will not accept a purchase order of $50,000 or more for Investor B Shares and $500,000 or more for Investor C Shares. Your financial professional may set a lower maximum for Investor B or Investor C Shares.

The following pages will cover the additional details of each share class, including the Institutional Share requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor B and Investor C Share CDSC information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

18

Details about the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following tables.

Asset Allocation Portfolio

			Dealer
	Sales Charge	Sales Charge	Compensation
	As a % of	As a % of Your	as a % of
Your Investment	Offering Price	Investment[1]	Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and over[2]	0.00%	0.00%	[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the financial intermediary from its own resources. However, you will pay a CDSC of 0.75% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Options” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of the Fund, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the Fund or any other BlackRock Fund owned by: (a) the investor, (b) the investor’s spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

19

The financial professional, financial intermediary or the BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children under the age of 21 — showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the investor’s financial professional, financial intermediary or the BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, Investor C or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor B, Investor C and Institutional Shares in most BlackRock Funds may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

A sales charge waiver on a purchase of Investor A Shares may also apply for:

  Authorized qualified employee benefit plans or savings plans and rollovers of current investments in the fund through such plans;

  Persons investing through an authorized payroll deduction plan;

  Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”);

  Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;

  Persons associated with the Fund, the Fund’s Distributor, BlackRock, the Fund’s sub-adviser or PNC Global Investment Servicing (U.S.) In. (“PNC GIS” or the “Transfer Agent”), and their affiliates;

  Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and

  Employees of MetLife

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 0.75% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers see “Contingent Deferred Sales Charge Waivers.”

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

20

Investor B and Investor C Shares — Deferred Sales Charge Options

If you select Investor B or Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor B Shares within six years after purchase or your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge. The charge will apply to the lesser of the original cost of shares being redeemed or the proceeds of your redemption and is calculated without regard to any redemption fee. No deferred sales charge applies to shares that you acquire through reinvestment of Fund dividends and capital gains. You will also pay ongoing distribution fees of 0.75% and ongoing service fees of 0.25% for both classes of each Fund’s shares each year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial professional or financial intermediary who assists you in purchasing Fund shares.

The Distributor currently pays a sales concession of 4.00% of the purchase price of Investor B Shares to dealers from its own resources at the time of sale. The Distributor also normally pays the annual Investor B Shares service fee to dealers as a shareholder servicing fee on a monthly basis. The Distributor normally retains the Investor B Shares distribution fee.

The Distributor currently pays a sales concession of 1.00% of the purchase price of Investor C Shares to dealers from its own resources at the time of sale. The Distributor pays the annual Investor C Shares service fee as a shareholder servicing fee and the annual Investor C Shares distribution fee as an ongoing concession to dealers on a monthly basis for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. Under certain circumstances, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession.

Investor B Shares

If you redeem Investor B Shares of the Asset Allocation Portfolio within six years after purchase, you may be charged a deferred sales charge. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains. If you are a current shareholder of Investor B Shares, you may exchange your Investor B Shares for Investor B Shares of another BlackRock Fund. The sales charge that would have applied to a redemption of your original shares will also apply to a redemption of the shares you acquire in the exchange. When you redeem Investor B Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor B Shares that are not subject to the deferred sales charge are redeemed first. After that, the Fund redeems the shares that have been held the longest. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedules:

Years Since Purchase	Sales Charge[1]

0 – 1	4.50%

1 – 2	4.00%

2 – 3	3.50%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and thereafter	0.00%

[1]	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Not all BlackRock Funds have identical deferred sales charge schedules. If you exchange your shares for shares of another BlackRock Fund, the original sales charge schedule will apply.

21

Any CDSC paid on a redemption of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Your Investor B Shares convert automatically into Investor A Shares approximately eight years after purchase. Any Investor B Shares received through reinvestment of dividends paid on converting shares will also convert pro rata based on the amount of shares being converted. Investor A Shares are subject to lower annual expenses than Investor B Shares. The conversion of Investor B Shares to Investor A Shares is not a taxable event for federal income tax purposes.

Different conversion schedules apply to Investor B Shares of different BlackRock Funds. For example, Investor B Shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Investor B Shares in an exchange from another BlackRock Fund with a different conversion schedule, the conversion schedule that applies to the shares you acquire in the exchange will apply. The length of time that you hold both the original and exchanged Investor B Shares in both BlackRock Funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Investor C Shares

If you redeem Investor C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Investor C Shares do not offer a conversion privilege.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A, Investor B and Investor C Shares may be reduced or waived in certain circumstances, such as:

  Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans;

  Exchanges pursuant to the exchange privilege, as described in “How to Exchange Shares or Transfer your Account”;

  Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1/2;

  Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old;

  Redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or an affiliate;

  Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);

  Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;

  Involuntary redemptions made of shares in accounts with low balances;

  Certain redemptions made through the Systematic Withdrawal Plan offered by the Fund, BlackRock or their affiliates;

  Redemptions related to the payment of PNC Trust Company custodial IRA fees; and

  Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

22

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of the Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums;

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund;

  Certain qualified retirement plans;

  Investors in selected fee-based programs;

  Clients of registered investment advisers who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund; and

  Employees, officers and directors/trustees of BlackRock Inc., BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”) or their respective affiliates
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

23

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor B and Investor C Shares.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs,
may have higher minimums. (The minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. For more details on
	intermediary submit your	purchasing by Internet see below.
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares

24

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	placed by wire prior to the close of business on the Exchange will be
Investment	accounts held directly with	priced at the net asset value determined that day. Contact your
(continued)	BlackRock) (continued)	financial intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade.
Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to
	Investment Plan (AIP)	invest a specific amount on a periodic basis from your checking or savings account into your investment account.
Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than
4:00 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the Fund you are
purchasing must accompany a completed purchase application.
There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the
wiring instructions.

25

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are redeeming
Shares	intermediary submit your	Investor A, Investor B, Investor C or Institutional Shares. The price of
	sales order	your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
	with BlackRock	Redeem by Telephone: You may sell Investor Shares held at
BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for
payments by check or (ii) $250,000 for payments through the
Automated Clearing House Network (“ACH”) or wire transfer.
Certain redemption, such as thos requests, in excess of these amounts, must be in writing with a medallion signature guarantee.
For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call
(800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternate redemption methods below.

Redeem by VRU: Investor shares may also be redeemed by use of the Fund’s automated voice response unit service (“VRU”). Payment for Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

26

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment of Redemption Proceeds: Redemption proceeds may be
Redemption of	with BlackRock (continued)	paid by check or, if the Fund has verified banking information on file,
Shares (continued)		through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request.
Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the
Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day with receipt at the receiving bank within the next two business days (48-72 hours), provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

27

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange Privilege	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares of the Fund
	purchase shares of another	are generally exchangeable for shares of the same class of another
	fund (“exchanging”)	BlackRock Fund.

You can exchange $1,000 or more of Investor A, Investor B or Investor
C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of
Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums.
There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional information).
Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange. To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with
BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account
Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The
Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes in its sole discretion that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For Federal income tax purposes, a share exchange is a taxable event, and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	securities dealer or other	dealer that has entered into an agreement with the Distributor.
Intermediary	financial intermediary	Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
	securities dealer or other	•Transfer your shares to an account with the Fund; or
	financial intermediary	•Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

28

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
Investment Plan	investments on a periodic	specific amount on a periodic basis from your checking or savings
(AIP)	basis from checking or	account into your investment account. You may apply for this option
	savings account.	upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic
investment plan is $50 per portfolio.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock fund of your	Dividend Allocation Plan, you can direct your distributions to your bank
	choice pursuant to your	account (checking or savings), to purchase shares of another fund at
	instructions, without any fees	BlackRock without any fees or sales charges, or by check to special
	or sales charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are held
	purchase or sell Investor	directly with BlackRock. Please speak with your financial professional if
	class shares by telephone	your account is held elsewhere).
	or over the Internet	Prior to establishing an EZ Trader account, please contact your bank
	through ACH.	to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from	Shareholders can elect to receive cash payments of $50 or more at
	their accounts.	any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A, Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A, Investor B or Investor C
Shares will not be subject to the CDSC if they do not exceed 1%,
3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor
C Shares in excess of this limit will still pay any applicable CDSC.
Ask your financial adviser or financial intermediary for details.

29

Reinstatement	If you redeem Investor A or Institutional Shares, and within 60 days
Privilege	buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event, and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

30

Short-Term Trading Policy

The Trust’s Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

31

Redemption Fee

The Fund does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Fund, has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B and Investor C Shares pay a fee (“distribution fees”) to the Distributor, and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B and Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B and Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Fund attributable to Investor B and Investor C Shares. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of the Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B and Investor C Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B and Investor C Shares of the Fund. All Investor A, Investor B and Investor C Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

32

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B and Investor C Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B and Investor C Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor B and Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees that the Fund pays to its Transfer Agent, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

33

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock, acts as sub-adviser to the Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. The maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Management Fee Rate

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

BlackRock has agreed contractually to cap net expenses for the Asset Allocation Portfolio (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Trust’s Board has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with BFM, under which BlackRock pays BFM for services it provides a fee equal to a percentage of the Management Fee paid to BlackRock under the management agreement. BFM is responsible for the day-to-day management of the Fund’s portfolio.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets were as follows:

Asset Allocation Portfolio	0.55%

34

BlackRock and PNC GIS act as Asset Allocation Portfolio’s co-administrators. The Fund pays BlackRock and PNC GIS, as the co-administrators, an annual administration fee (as a percentage of average daily net assets) as follows:

Average Daily Net Assets	Administration Fee paid to BlackRock	Administration Fee paid to PNC GIS

First $500 million	0.075%	0.025%

$500 million – $1 billion	0.065%	0.015%

Greater than $1 billion	0.055%	0.005%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Portfolio Manager Information

Information regarding the portfolio manager of the Fund is set forth below. Further information regarding the portfolio manager, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Philip Green	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since
	management of the Fund,		2006; Managing Director of Merrill Lynch
	including setting the Fund’s overall		Investment Managers, L.P. from 1999 to 2006;
investment strategy and overseeing
the management of the Fund

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund

35

could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses. Investor A Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A and Institutional Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A and Institutional Shares have lower expenses.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the Exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

36

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee, and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

37

Financial Highlights

Financial Performance of the Fund

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Institutional*

	Year Ended September 30,			Period March 1,2005 to September 30,	Period April 1,2004 to February 28,	Year Ended March 31,
	2008	2007	2006	2005	2005	2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$17.07	$15.53	$15.51	$14.99	$14.91	$11.38	$14.17

Net investment income	0.33[2]	0.33[2]	0.31[2]	0.17[2]	0.20	0.24	0.28

Net realized and unrealized gain (loss)	(2.76)	2.08	0.66	0.52	0.82	3.54	(2.68)

Net increase (decrease) from
investment operations	(2.43)	2.41	0.97	0.69	1.02	3.78	(2.40)

Dividends and distributions from:
Net investment income	(0.38)	(0.24)	(0.30)	(0.17)	(0.40)	(0.25)	(0.33)
Net realized gain	(1.30)	(0.63)	(0.65)	—	(0.54)	—	(0.06)

Total dividends and distributions	(1.68)	(0.87)	(0.95)	(0.17)	(0.94)	(0.25)	(0.39)

Redemption fees added to
paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—	—	—

Net asset value, end of period	$12.96	$17.07	$15.53	$15.51	$14.99	$14.91	$11.38

Total Investment Return

Based on net asset value	(15.81)%	16.04%[4]	6.53%[4]	4.66%[4,5]	7.17%[5]	33.46%	(17.12)%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid
indirectly	0.89%[7]	0.86%	0.83%	0.86%[6]	1.03%[6]	1.15%	1.12%

Total expenses	0.94%	0.93%	0.91%	1.11%[6]	1.05%[6]	1.15%	1.13%

Net investment income	2.20%	2.03%	2.04%	1.90%[6]	1.71%[6]	1.74%	2.21%

Supplemental Data

Net assets, end of period (000)	$23,083	$34,720	$32,545	$29,752	$31,328	$21,989	$17,992

Portfolio turnover	391%[8]	93%	136%	90%	101%	216%	181%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Audited by other auditors.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 0.85% for Institutional Shares.

[8]	Includes To Be Announced (“TBA”) transactions. Excluding these transactions, the portfolio turnover would have been 121%.

38

Financial Highlights (continued)

	Investor A*
	Year Ended September 30,			Period March 1,2005 to September 30,	Period April 1,2004 to February 28,	Year Ended March 31,

	2008	2007	2006	2005	2005	2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$17.01	$15.50	$15.48	$14.95	$14.89	$11.36	$14.15

Net investment income	0.28[2]	0.27[2]	0.25[2]	0.13[2]	0.18	0.19	0.24

Net realized and unrealized gain (loss)	(2.75)	2.07	0.66	0.53	0.80	3.55	(2.68)

Net increase (decrease) from
investment operations.	(2.47)	2.34	0.91	0.66	0.98	3.74	(2.44)

Dividends and distributions from:
Net investment income	(0.32)	(0.20)	(0.24)	(0.13)	(0.38)	(0.21)	(0.29)
Net realized gain	(1.30)	(0.63)	(0.65)	—	(0.54)	—	(0.06)

Total dividends and distributions	(1.62)	(0.83)	(0.89)	(0.13)	(0.92)	(0.21)	(0.35)

Redemption fees added to
paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—	—	—

Net asset value, end of period	$12.92	$17.01	$15.50	$15.48	$14.95	$14.89	$11.36

Total Investment Return

Based on net asset value[4]	(16.05)%	15.58%[5]	6.12%[5]	4.44%[5,6]	6.78%[6]	32.94%	(17.37)%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid
indirectly	1.24%[7]	1.21%	1.23%	1.25%[8]	1.24%[8]	1.45%	1.42%

Total expenses	1.24%	1.21%	1.36%	1.46%[8]	1.32%[8]	1.45%	1.43%

Net investment income	1.84%	1.68%	1.63%	1.51%[8]	1.55%[8]	1.43%	1.92%

Supplemental Data

Net assets, end of period (000)	$390,051	$506,537	$482,284	$491,557	$526,929	$357,100	$252,069

Portfolio turnover	391%[9]	93%	136%	90%	101%	216%	181%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Audited by other auditors.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 1.20% for Investor A Shares.

[8]	Annualized.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 121%.

39

Financial Highlights (continued)

	Investor B*
	Year Ended September 30,			Period March 1,2005 to September 30,	Period April 1,2004 to February 28,	Year Ended March 31,

	2008	2007	2006	2005	2005	2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$16.83	$15.35	$15.34	$14.81	$14.74	$11.26	$14.01

Net investment income	0.16[2]	0.14[2]	0.13[2]	0.07[2]	0.08	0.10	0.15

Net realized and unrealized gain (loss)	(2.75)	2.07	0.65	0.51	0.81	3.49	(2.63)

Net increase (decrease) from
investment operations	(2.59)	2.21	0.78	0.58	0.89	3.59	(2.48)

Dividends and distributions from:
Net investment income	(0.19)	(0.10)	(0.12)	(0.05)	(0.28)	(0.11)	(0.21)
Net realized gain	(1.30)	(0.63)	(0.65)	—	(0.54)	—	(0.06)

Total dividends and distributions	(1.49)	(0.73)	(0.77)	(0.05)	(0.82)	(0.11)	(0.27)

Redemption fees added to
paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—	—	—

Net asset value, end of period	$12.75	$16.83	$15.35	$15.34	$14.81	$14.74	$11.26

Total Investment Return

Based on net asset value[4]	(16.89)%	14.81%[5]	5.30%[5]	3.94%[5,6]	6.20%[6]	32.03%	(17.91)%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid
indirectly	2.02%[7]	2.01%	2.00%	2.01%[8]	2.04%[8]	2.15%	2.12%

Total expenses	2.02%	2.01%	2.03%	2.11%[8]	2.04%[8]	2.15%	2.13%

Net investment income	1.06%	0.89%	0.86%	0.75%[8]	0.73%[8]	0.72%	1.22%

Supplemental Data

Net assets, end of period (000)	$97,710	$152,820	$175,826	$181,583	$187,689	$133,083	$75,963

Portfolio turnover	391%[9]	93%	136%	90%	101%	216%	181%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Audited by other auditors.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 1.97% for Investor B Shares.

[8]	Annualized.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 121%.

40

Financial Highlights (concluded)

	Investor C*
	Year Ended September 30,			Period March 1,2005 to September 30,	Period April 1,2004 to February 28,	Year Ended March 31,

	2008	2007	2006	2005	2005	2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$16.78	$15.34	$15.33	$14.81	$14.74	$11.25	$14.01

Net investment income	0.17[2]	0.15[2]	0.15[2]	0.06[2]	0.08	0.10	0.15

Net realized and unrealized gain (loss)	(2.71)	2.04	0.65	0.52	0.81	3.50	(2.65)

Net increase (decrease) from
investment operations	(2.54)	2.19	0.80	0.58	0.89	3.60	(2.50)

Dividends and distributions from:
Net investment income	(0.21)	(0.12)	(0.14)	(0.06)	(0.28)	(0.11)	(0.21)
Net realized gain	(1.30)	(0.63)	(0.65)	—	(0.54)	—	(0.05)

Total dividends and distributions	(1.51)	(0.75)	(0.79)	(0.06)	(0.82)	(0.11)	(0.26)

Redemption fees added to
paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—	—	—

Net asset value, end of period	$12.73	$16.78	$15.34	$15.33	$14.81	$14.74	$11.25

Total Investment Return

Based on net asset value[4]	(16.66)%	14.68%[5]	5.42%[5]	3.90%[5,6]	6.20%[6]	32.14%	(17.96)%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid
indirectly	1.94%[7]	1.94%	1.91%	2.00%[8]	2.04%[8]	2.15%	2.12%

Total expenses	1.94%	1.95%	1.94%	2.11%[8]	2.04%[8]	2.15%	2.13%

Net investment income	1.14%	0.96%	0.97%	0.75%[8]	0.76%[8]	0.72%	1.21%

Supplemental Data

Net assets, end of period (000)	$69,584	$84,596	$80,286	$67,371	$65,357	$42,262	$19,079

Portfolio turnover	391%[9]	93%	136%	90%	101%	216%	181%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Audited by other auditors.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 1.90% for Investor C Shares.

[8]	Annualized.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 121%.

41

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

42

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

43

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Barclays Capital U.S. Aggregate Index — an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds. All securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Collateralized Mortgage Obligations (CMOs) — bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS) — bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Dollar Rolls — a dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

Extension Risk — the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Investment Grade — securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

44

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Prepayment Risk — the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields.

S&P 500® Index – the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fees — fees paid to the manager for portfolio management services.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — include sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Letter of Intent — permits you to pay the sales charge that would apply if you add up all qualifying Investor Class and Institutional Shares of BlackRock Funds that you agree to buy within a 13-month period. Certain restrictions apply.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Right of Accumulation — permits you to pay the sales charge that would apply to the current value of all qualifying Investor Class and Institutional Shares taken together that you own in BlackRock Funds.

45

[This page intentionally left blank]

For More Information

Fund and Service Providers

THE FUND

BlackRock FundsSM
  BlackRock Asset Allocation Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Financial Management, Inc.
40 E. 52nd Street
New York, NY 10022

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDERS
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, NY 10022

CUSTODIAN
PFPC Trust Company
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809-3705

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

An SAI, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General Fund information and specific Fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742
© BlackRock Advisors, LLC
CUSIP#

PRO-AA-INV-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock International Opportunities Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

Service Shares

Prospectus

January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock International Opportunities Portfolio	4
	BlackRock U.S. Opportunities Portfolio	8
	BlackRock Health Sciences Opportunities Portfolio	11
	BlackRock Science & Technology Opportunities Portfolio	15

Details About the Funds	How Each Fund Invests	19
	Investment Risks	24

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	29
	How to Buy, Sell and Transfer Shares	30
	Funds’ Rights	33
	Short-Term Trading Policy	34
	Redemption Fee	35
	Distribution and Service Payments	36

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	38
	Portfolio Manager Information	40
	Conflicts of Interest	41
	Valuation of Fund Investments	42
	Dividends, Distributions and Taxes	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Shareholder Documents	48
	Certain Fund Policies	48
	Statement of Additional Information	49

Glossary	Glossary of Investment Terms	50

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock International Opportunities Portfolio (“International Opportunities”), BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities”) and BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”), each a portfolio of BlackRock FundsSM (the “Trust”). Each of International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities represents a separate portfolio of securities and each has its own investment objective. International Opportunities, U.S. Opportunities, Health Sciences Opportunities and Science & Technology Opportunities may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the sub-adviser to International Opportunities, BlackRock International, Ltd. (the “Sub-Adviser”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

International Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of International Opportunities is to seek long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, the International Opportunities Portfolio invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

4

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about International Opportunities’ risks, see “Investment Risks” below.

Who should invest?

International Opportunities may be an appropriate investment for you if you:

  Are investing for long term goals

  Want a professionally managed non-diversified portfolio investing in foreign securities as part of your total investment portfolio

  Are willing to accept the increased price volatility, currency fluctuations and other risks associated with investment in foreign markets

  Are seeking to diversify your investment portfolio to include foreign equity securities

  Are not looking for a significant amount of current income

5

Risk/Return Information

The chart and table below give you a picture of International Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Ex-U.S. Broad Market Index (BMI) and the S&P Extended Market Index Global Ex-U.S., each a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
International Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 81.64% (quarter ended December 31, 1999) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–43.33%	7.51%	14.60%
Return After Taxes on Distributions[1]	–43.33%	6.05%	13.40%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–28.16%	6.71%	13.01%

S&P Global Ex-U.S. Broad Market Index (BMI)[2]	–45.89%	3.15%	2.92%

S&P Extended Market Index Global Ex-U.S.[3]	–49.85%	3.07%	4.62%

1	Includes all applicable fees and sales charges.
2	Until October 1, 2008, this index was called the S&P/Citigroup Broad Market Index Global Ex-U.S.
3	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index Global Ex-U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of International Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)
Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.98%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.35%

Acquired Fund Fees and Expenses[2]	0.02%

Total Annual Fund Operating Expenses[2]	1.60%

Fee Waivers and Expense Reimbursements[3]	—

Net Annual Fund Operating Expenses[3]	1.60%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.75% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in International Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$163	$505	$871	$1,900

7

U.S. Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of U.S. Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about U.S. Opportunities risks, see “Investment Risks” below.

Who should invest?

U.S. Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of U.S. emerging capitalization investments

  Are willing to accept the risks of investing in U.S. small and mid-cap companies in order to seek long-term capital growth

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

8

Risk/Return Information

The chart and table below give you a picture of U.S. Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P U.S. MidSmall Cap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

In December 2002, the fund changed its primary investment strategies and, therefore, the fund’s performance prior to that date does not reflect the fund’s current investment style.

Service Shares
ANNUAL TOTAL RETURNS
U.S. Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 69.29% (quarter ended December 31, 1999) and the lowest return for a quarter was –25.59% (quarter ended September 30, 2001).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–35.18%	4.57%	11.01%
Return After Taxes on Distributions[1]	–35.18%	4.57%	9.28%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.86%	3.93%	8.77%

S&P U.S. MidSmall Cap Index[2] (Reflects no deduction for fees, expenses or taxes)	–39.64%	–1.06%	3.70%

1	Includes all applicable fees and sales charges.
2	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of U.S. Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.85%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.58%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses[2]	1.71%

Fee Waivers and Expense Reimbursements[3]	(0.08)%

Net Annual Fund Operating Expenses[3]	1.63%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Operating Expenses were 1.43% for Services Shares. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in U.S. Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 166	$ 531	$ 921	$ 2,013

10

Health Sciences Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Health Sciences Opportunities invests at least 80% of total assets in securities of companies in health sciences and related industries. Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund reserves the right to invest up to 20% of total assets in other securities. These may include stocks of companies not associated with health sciences. They may also include debt securities and smaller capitalization companies.

From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Such developments may, therefore, have a greater impact on the Fund’s performance.

  Healthcare-Related Securities Risk — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete.
  Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

11

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Small Cap and Emerging Growth Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Health Sciences Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Health Sciences Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Are looking for a professionally managed portfolio to add to your investments that will increase your allocation to the healthcare sector

  Are looking to invest in a portfolio comprised primarily of healthcare equity securities and are willing to accept the risk that the value of your investment may be influenced by the risks associated with a sector strategy versus a more diversified investment

  Are looking for an investment portfolio that includes exposure to healthcare companies in a variety of foreign markets in addition to U.S. investments and are willing to accept the risks of foreign investing

  Are willing to accept the risk that the value of your investment may decline in order to seek long term capital appreciation

  Are not looking for a significant amount of current income

12

Risk/Return Information

On January 31, 2005, Health Sciences Opportunities reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had investment goals and strategies substantially similar to the Fund. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of the Russell 3000® Health Care Index and the S&P 500® Index, both of which are recognized unmanaged indices of stock market performance, and the Lipper Health/Biotechnology Fund Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain expenses had not been waived or reimbursed during these periods, returns would have been lower.

The performance of Service Shares for the period before January 28, 2005 is based on the performance of Investor A Shares, adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class’s launch. This information may be considered when assessing the Fund’s performance, but does not represent the actual performance of this share class.

Service Shares
ANNUAL TOTAL RETURNS
Health Sciences Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.69% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.15% (quarter ended June 30, 2002).

As of 12/31/08	1 Year	5 Years	Since Inception[2]

Health Sciences Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–19.34%	7.12%	13.28%
Return After Taxes on Distributions[1]	–20.88%	6.16%	12.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–11.38%	5.88%	11.36%

Lipper Health/Biotechnology Fund Index (Reflects no deduction for
fees, expenses or taxes)	–22.99%	1.06%	3.85%

Russell 3000 Health Care Index (Reflects no deduction for fees,
expenses or taxes)	–22.97%	–0.99%	–0.36%

S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

1	Includes all applicable fees and sales charges.
2	The Fund commenced operations on December 21, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Health Sciences Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.37%

Acquired Fund Fees and Expenses[3]	0.03%

Total Annual Fund Operating Expenses[3]	1.39%

Fee Waivers and Expense Reimbursements[4]	—

Net Annual Fund Operating Expenses[4]	1.39%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	Other Expenses have been restated to reflect current fees.
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.
4	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.55% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Health Sciences Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 142	$ 440	$ 761	$ 1,669

14

Science & Technology Opportunities Portfolio

Effective September 15, 2008, the name of BlackRock Global Science & Technology Opportunities Portfolio changed to BlackRock Science & Technology Opportunities Portfolio.

What is the Fund’s investment objective?

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Fund may invest in companies located throughout the world and may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Concentration Risk — Concentration risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in the science and technology sectors, there is the risk that the Funds will perform poorly during a downturn in either of those sectors.

  Technology Securities Risk — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

15

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Science & Technology Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Science & Technology Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in science and technology-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the science and technology sectors

  Are looking for exposure to foreign as well as domestic markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

16

Risk/Return Information

The chart and table below give you a picture of Science & Technology Opportunities’ long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the NYSE Arca Tech 100 IndexSM, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Science & Technology Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 32.50% (quarter ended December 31, 2001) and the lowest return for a quarter was –35.39% (quarter ended September 30, 2001).

			Since Inception[2]
As of 12/31/08	1 Year	5 Years

Science & Technology Opportunities Portfolio — Service Shares
Return Before Taxes[1]	–39.82%	–2.52%	–7.11%
Return After Taxes on Distributions[1]	–39.82%	–2.52%	–7.11%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.88%	–2.13%	–5.75%

NYSE Arca Tech 100 Index (Reflects no deduction for fees, expenses or taxes)	–34.50%	–2.14%	–5.42%

1	Includes all applicable fees and sales charges.
2	The Fund commenced operations on May 15, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

17

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Science & Technology Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	—[1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.90%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.86%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2]	2.02%

Fee Waivers and Expense Reimbursements[3]	(0.28)%

Net Annual Fund Operating Expenses[3]	1.74%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.73% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Science & Technology Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 177	$ 607	$ 1,062	$ 2,326

18

Details About the Funds

How Each Fund Invests

International Opportunities Portfolio

Investment Goal

The investment objective of International Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for International Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average return potential based on factors such as relative value and earnings estimate revisions, depending on market conditions.

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

19

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

U.S. Opportunities Portfolio

Investment Goal

The investment objective of U.S. Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for U.S. Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE U.S. OPPORTUNITIES PORTFOLIO

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

20

Health Sciences Opportunities Portfolio

Investment Goal

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Health Sciences Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average returns; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Health Care Index or in similar companies, including non-U.S. companies. The Fund does not limit its investments to companies of any particular size.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The Health Sciences sector can include companies in Health Care Equipment & Supplies, Health Care Providers & Services, Biotechnology, and Pharmaceuticals. The sector can include, but is not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund’s investments may include common and preferred stock, convertible securities, warrants and depositary receipts. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, debt securities and smaller capitalization companies.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

21

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Science & Technology Opportunities Portfolio

Investment Goal

The investment objective of Science & Technology Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Science & Technology Opportunities, such as:

  selecting companies with the potential for rapid and sustainable growth from the development, advancement and use of science and/or technology; and

  identifying companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions.

In addition, a variety of countries, including emerging market countries, and industries are likely to be represented.

The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, integrated telecom services, alternative carriers and wireless telecommunication services.

Science & Technology Opportunities primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily

22

invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Science & Technology Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies:

In addition to the main strategies discussed above, the Funds may also invest or engage in the following investments/strategies:

  Foreign Exchange Transactions (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Each Fund may engage in foreign exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

  Repurchase Agreements, Purchase and Sale Contracts (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — A Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

  Illiquid/Restricted Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  “New Issues” — “New Issues” are initial public offerings (“IPOs”) of U.S. equity securities. Each Fund may invest in shares of companies through such IPOs.

  Warrants (Health Sciences Opportunities) — A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Money Market Securities — A Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Depositary Receipts (Health Sciences Opportunities) — Depositary receipts are issued for the purpose of evidencing underlying securities issued by a foreign corporation.

  Indexed and Inverse Securities — Each Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, a Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. A Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index. A Fund may also invest in securities whose return is inversely

23

related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Concentration Risk (Health Sciences Opportunities and Science & Technology Opportunities) — Concentration risk is the risk that a Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because Science & Technology Opportunities invests primarily in two sectors, there is the risk that the Fund will perform poorly during a downturn in one of those sectors. Because Health Sciences Opportunities invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Non-Diversification Risk (Health Sciences Opportunities) — Health Sciences Opportunities is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

24

Foreign Securities Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

25

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Healthcare-Related Securities Risk (Health Sciences Opportunities) — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

Technology Securities Risk (Science & Technology Opportunities) — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Geographic Concentration Risk (Science & Technology Opportunities) — From time to time, the Science & Technology Opportunities Portfolio may invest more than 25% of its assets in securities whose issuers are located in a single country. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and

26

other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Debt Securities Risk (Health Sciences Opportunities) — Debt securities, such as bonds, involve credit risk and interest rate risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Foreign Currency Transactions Risk (International Opportunities, Health Sciences Opportunities, and Science & Technology Opportunities) — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Depositary Receipts Risk (Health Sciences Opportunities) — The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Warrants Risk (Health Sciences Opportunities) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

27

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Sovereign Debt Risk (International Opportunities, Health Sciences Opportunities and Science & Technology Opportunities) — These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

28

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class.

Service Shares

Availability	Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	Yes. Payable if you redeem or exchange within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

29

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

30

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for
additional shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4:00 p.m.
(Eastern time) on the first business day following receipt of the order.
Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund.
If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

31

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	intermediary submit your	professional or financial intermediary in accordance with the
Shares	sales order	procedures applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial
intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York
Stock Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Financial intermediaries may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds, c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally made in
Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4:00 p.m.
(Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’ custodian is open for business. The
Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

32

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single previously
Redemption of	with BlackRock (continued)	designated bank account. No charge for wiring redemption payments
Shares (continued)		with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
	securities dealer or other	•Transfer your shares to an account with the Fund; or
	financial intermediary	•Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the minimum required initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the minimum required initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

33

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or junk bonds that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or Other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

34

Redemption Fee

The Funds charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  —through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  —in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  —in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

35

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Funds, has adopted a plan (the “Plan”) that allows each Fund to pay a distribution fee for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co, Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

36

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to PNC Global Investment Servicing (U.S.) Inc., BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

37

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock has entered into a sub-advisory agreement with respect to International Opportunities with BlackRock International, Ltd (the “Sub-Adviser”), an affiliate of BlackRock. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly as described below.

International Opportunities Total Annual Management Fee (Before Waivers)

With respect to International Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	1.000%

$1 billion – $2 billion	0.950%

$2 billion – $3 billion	0.900%

Greater than $3 billion	0.850%

U.S. Opportunities Total Annual Management Fee (Before Waivers)

With respect to U.S. Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	1.100%

$1 billion – $2 billion	1.050%

$2 billion – $3 billion	1.025%

Greater than $3 billion	1.000%

Health Sciences Opportunities Total Annual Management Fee (Before Waivers)

With respect to Health Sciences Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

38

Science & Technology Opportunities Total Annual Management Fee (Before Waivers)

With respect to Science & Technology Opportunities, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Rate of Management Fee
Average Daily Net Assets

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

BlackRock has agreed contractually to cap net expenses for Science & Technology Opportunities, Health Sciences Opportunities, U.S. Opportunities and International Opportunities (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with the Sub-Adviser, under which BlackRock pays the Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the respective management agreement. For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

International Opportunities Portfolio	0.98%

U.S. Opportunities Portfolio	0.85%

Health Sciences Opportunities Portfolio	0.74%

Science & Technology Opportunities Portfolio	0.82%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

39

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

International Opportunities

International Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	1999	Managing Director of BlackRock, Inc. since 1998; head of
	management of the Fund, including		the BlackRock Global Opportunities Team and
	setting the Fund’s overall		member of the BlackRock Equity Operating
	investment strategy and overseeing		Committee
the management of the Funds

Michael D. Carey, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock Inc. since 1998;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team.
investment strategy and overseeing
the management of the Funds

U.S. Opportunities

U.S. Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Jean M. Rosenbaum, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Funds

Jean M. Rosenbaum,	Responsible for the day-to-day	2002	Managing Director at BlackRock, Inc. since 2006.
CFA	management of the Fund, including
setting the Fund’s overall
investment strategy and overseeing
the management of the Funds

Health Sciences Opportunities

Health Sciences Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	205	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Funds

Erin Xie, PhD	Responsible for the day-to-day	2003	Managing Director at BlackRock, Inc. since
	management of the Fund, including		2006; member of the BlackRock Global
	setting the Fund’s overall		Opportunities Team since 2005; Senior Vice
	investment strategy and overseeing		President at State Street Research Health
	the management of the Funds		Sciences Fund from 2001 to 2005, becoming
portfolio manager in 2003.

40

Science & Technology Opportunities

Science & Technology is managed by a team of financial professionals. Thomas P. Callan, CFA, Jean M. Rosenbaum, CFA and Erin Xie, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2000	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee
the management of the Fund.

Jean M. Rosenbaum,	Responsible for the day-to-day	2000	Managing Director at BlackRock, Inc. since 2006
CFA	management of the Fund, including
setting the Fund’s overall
investment strategy and overseeing
the management of the Fund.

Erin Xie, PhD	Responsible for the day-to-day	2005	Managing Director at BlackRock since 2006;
	management of the Fund, including		member of the BlackRock Global Opportunities
	setting the Fund’s overall		Team since 2005; Senior Vice President at
	investment strategy and overseeing		State Street Research Health Sciences Fund
	the management of the Fund.		from 2001 to 2005, becoming portfolio
manager in 2003.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates ”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity“) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others

41

who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Trust, on behalf of each Fund, has retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C, Class R and Service Shares, and Class R and Service Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional, Class R and Service Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional, Class R and Service Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

42

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

43

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

International Opportunities

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$49.52	$41.06	$33.55	$23.93	$19.59

Net investment income[1]	0.28	0.32	0.29	0.44	0.06

Net realized and unrealized gain (loss)	(13.14)	14.58	8.32	9.45	4.29

Net increase (decrease) from investment operations	(12.86)	14.90	8.61	9.89	4.35

Dividends and distributions from:
Net investment income	(1.06)	(0.61)	(0.35)	(0.28)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.30)	(6.44)	(1.11)	(0.28)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$28.36	$49.52	$41.06	$33.55	$23.93

Total Investment Return

Based on net asset value	(31.10)%[3,4]	40.00%[4]	26.30%[5]	41.65%[6]	22.25%[7]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.58%	1.58%	1.57%	1.74%	1.75%

Total expenses	1.58%	1.59%	1.58%	1.76%	1.91%

Net investment income	0.72%	0.73%	0.73%	1.52%	0.21%

Supplemental Data

Net assets, end of year (000)	$64,368	$172,135	$128,879	$44,308	$19,167

Portfolio turnover	138%	77%	91%	86%	98%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
5	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.
6	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.
7	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

44

Financial Highlights (continued)

U.S. Opportunities

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$35.89	$28.28	$24.96	$19.93	$16.27

Net investment loss[1]	(0.06)	(0.09)	(0.07)	(0.21)	(0.22)

Net realized and unrealized gain (loss)	(5.25)	7.70	3.38	5.24	3.88

Net increase (decrease) from investment operations	(5.31)	7.61	3.31	5.03	3.66

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$30.58	$35.89	$28.28	$24.96	$19.93

Total Investment Return

Based on net asset value	(14.80)%[3]	26.91%[3]	13.30%[4]	25.24%[3]	22.50%[3]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.43%	1.40%	1.57%	1.90%	1.90%

Total expenses	1.68%	1.69%	1.85%	1.97%	1.97%

Net investment loss	(0.17)%	(0.28)%	(0.25)%	(0.96)%	(1.15)%

Supplemental Data

Net assets, end of year (000)	$109,679	$43,763	$1,527	$472	$2,303

Portfolio turnover	164%	106%	120%	94%	106%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

45

Financial Highlights (continued)

Health Sciences Opportunities

	Service

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period January 28, 2005[1] to February 28, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$29.85	$25.78	$24.15	$20.24		$20.30

Net investment loss	(0.02)[2]	(0.02)[2]	(0.03)[2]	(0.12)[2]		(0.01)

Net realized and unrealized gain (loss)	(0.49)	4.44	2.27	4.04		(0.05)

Net increase (decrease) from
investment operations	(0.51)	4.42	2.24	3.92		(0.06)

Distributions from net realized gain	(1.14)	(0.35)	(0.62)	(0.01)		—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]		—

Net asset value, end of period	$28.20	$29.85	$25.78	$24.15		$20.24

Total Investment Return

Based on net asset value	(1.98)%[4]	17.33%[4]	9.47%[5]	19.37%[4,6]		(0.30)%[6]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.35%	1.30%	1.34%	1.55%[7]		0.82%[7]

Total expenses	1.35%	1.32%	1.34%	1.64%[7]		0.82%[7]

Net investment loss	(0.06)%	(0.08)%	(0.12)%	(0.90)%[7]		(0.70)%[7]

Supplemental Data

Net assets, end of period (000)	$5,764	$7,806	$4,347	$66	$	—[8]

Portfolio turnover	91%	98%	157%	77%		173%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.01 per share.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
5	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.
6	Aggregate total investment return.
7	Annualized.
8	Net assets end of period are less than $500.

46

Financial Highlights (concluded)

Science & Technology Opportunities

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$8.83	$7.07	$6.51	$5.35	$5.41

Net investment loss[1]	(0.06)	(0.07)	(0.05)	(0.06)	(0.08)

Net realized and unrealized gain (loss)	(1.97)	1.83	0.60	1.22	0.02

Net increase (decrease) from investment operations	(2.03)	1.76	0.55	1.16	(0.06)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$6.80	$8.83	$7.07	$6.51	$5.35

Total Investment Return

Based on net asset value	(22.99)%[3]	24.89%[3]	8.60%[4]	21.68%[3]	(1.11)%[3]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.73%	1.73%	1.73%	1.73%	1.73%

Total expenses	2.01%	2.30%	2.06%	2.27%	1.94%

Net investment loss	(0.75)%	(0.85)%	(0.79)%	(1.04)%	(1.41)%

Supplemental Data

Net assets, end of year (000)	$106	$123	$148	$116	$86

Portfolio turnover	89%	92%	132%	113%	115%

1	Based on average shares outstanding.
2	Less than $0.01 per share.
3	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.15%.

47

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

48

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

49

Glossary

Glossary of Investment Terms

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamentals — “fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Lipper Health/Biotechnology Fund Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

NYSE Arca Tech 100 IndexSM — a price-weighted index that is designed to provide a benchmark for measuring the performance of leading technology-related companies operating across a broad spectrum of industries.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Russell 3000® Health Care Index — an unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

S&P Extended Market Index Global Ex-U.S. — an unmanaged index comprised of smaller-capitalization stocks of both developed and emerging market countries. Index stocks represent the bottom 20% of available market capital for each individual country, with a minimum market capitalization of at least the local equivalent of US$100 million.

S&P Global Broad Market Index (BMI) — a comprehensive, rules-based index designed to measure global stock market performance. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

50

S&P Global Ex-U.S. Broad Market Index (BMI) — an available market capitalization weighted equity index made up of 52 global developed and emerging markets, not including the U.S. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P U.S. MidSmall Cap Index — an unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 30% of available market capital, with a minimum market capitalization of at least $100 million.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees are paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

51

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
  BlackRock International Opportunities Portfolio
  BlackRock U.S. Opportunities Portfolio
  BlackRock Health Sciences Opportunities Portfolio
  BlackRock Science & Technology Opportunities Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
To BlackRock International Opportunities Portfolio:
BlackRock International, Ltd.
40 Torphichen Street
Edinburgh, Scotland EH3 8JB

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each Fund’s investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-OPP-SVC-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock All-Cap Global Resources Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Overview	Key facts and details about the Fund listed in this prospectus
	including investment objectives, risk factors, fee and expense
	information, and historical performance information.
	Key Facts About the Fund	4
	Risk/Return Information	7
	Expenses and Fees	8

Details About the Fund	How the Fund Invests	9
	Investment Risks	11

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	16
	How to Buy, Sell and Transfer Shares	17
	Fund’s Rights	20
	Short-Term Trading Policy	21
	Redemption Fee	22
	Distribution and Service Payments	23

Management of the Fund	Information about BlackRock and the Portfolio Managers
	BlackRock	25
	Portfolio Manager Information	26
	Conflicts of Interest	26
	Valuation of Fund Investments	27
	Dividends, Distributions and Taxes	28

Financial Highlights	Financial Performance of the Fund	29

General Information	Shareholder Documents	30
	Certain Fund Policies	30
	Statement of Additional Information	31

Glossary	Glossary of Investment Terms	32

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About the Fund

This prospectus provides information about BlackRock All-Cap Global Resources Portfolio (“All-Cap Global Resources”), a portfolio of BlackRock FundsSM (the “Trust”). All-Cap Global Resources may be referred to in this prospectus as the “Fund”.

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The Fund’s investment objective is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. It expects to invest primarily in developed markets, but may also invest in emerging markets.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

  Equity Securities Risk — Stock markets are volatile. The prices of the equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

4

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

For additional information about the Fund’s risks, see “Investment Risks” below.

5

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

6

Risk/Return Information

The chart and table shown below give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
All-Cap Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 28.89% (quarter ended June 30, 2008) and the lowest return for a quarter was –39.66% (quarter ended December 31, 2008).

		Since
As of 12/31/08	1 Year	Inception[2]

BlackRock All-Cap Global Resources Portfolio — Service Shares
Return Before Taxes[1]	–53.14%	0.39%
Return After Taxes on Distributions[1]	–54.34%	–0.53%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–32.98%	0.38%

Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)	–47.82%	0.44%

S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–5.40%

1	Includes all applicable fees and sales charges.

2	Inception date is February 16, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.26%

Acquired Fund Fees and Expense[2]	0.01%

Total Annual Fund Operating Expenses[2]	1.26%

Fee Waivers and Expense Reimbursements[3]	—%

Net Annual Fund Operating Expenses[3]	1.26%

1	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Fund — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$128	$400	$692	$1,523

8

Details About the Fund

How the Fund Invests

Investment Goal

The Fund’s investment objective is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Fund, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The Fund management team also may, but under normal market

9

conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended.

Other Strategies:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  Debt Securities — Each Fund may invest in debt securities that are rated below investment grade, which are commonly known as junk bonds. The Fund will limit its investments in junk bonds to no more than 10% of its total assets. Split rated bonds will be considered to have the higher credit rating.

  Money Market Securities — As part of the normal operations, the Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not deviate from their respective normal investment strategies if they hold these securities pending investment.

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from a market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Illiquid/Restricted Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Borrowing — The Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.

  Securities Lending — The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Rights — Each Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND

The Fund is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

10

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, their investments and the related risks. There can be no guarantee that the Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

11

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

12

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

13

Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing and Leverage Risk — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Certain derivative securities that a Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. See “Interest Rate Risk” below. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Junk bonds may be less liquid than higher-rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

14

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Rights Risk — The failure to exercise such rights would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

15

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of the Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	Yes. Payable if you redeem or exchange within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

16

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

17

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

18

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial professional
Redemption of	intermediary submit your	or financial intermediary in accordance with the procedures applicable
Shares	sales order	to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial
intermediaries may place redemption orders by telephoning (800) 537-
4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time).
Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally made in
Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m.
(Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The
Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

19

How to Buy Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single
Redemption of	with BlackRock (continued)	previously designated bank account. No charge for wiring redemption
Shares (continued)		payments with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the minimum required initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the minimum required initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

20

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

The Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Fund that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

21

Redemption Fee

The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of the Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The BlackRock Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

—	through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

—	in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Fund reserves the right to modify or eliminate these waivers at any time.

22

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Fund, has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Fund does not make distribution payments under the Plans with respect to Service Shares.

Plan Payments

Under the Plan, the Fund pays shareholder servicing fees (also referred to as shareholder liaison services fees) to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees that the Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay the Financial

23

Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

24

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Board of Trustees of the Trust. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. The maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

BlackRock has agreed contractually to cap net expenses for the Fund (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, at the annual rate of 0.67% of the Fund’s average daily net assets.

A discussion of the basis for the Board’s approval of the Management Agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

25

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel J. Rice III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s		2005; Senior Vice President and portfolio
	portfolio including setting the Fund’s		manager of the State Street Research Global
	overall investment strategy and		Resources Fund from 1990 to 2005.
overseeing the management of the
Fund

Denis J. Walsh III, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s		2005; Managing Director and energy analyst of
	portfolio including setting the Fund’s		the State Street Research Global Resources
	overall investment strategy and		Fund from 1999 to 2005.
overseeing the management of the
Fund

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others

26

who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Trust, on behalf of the Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C and Service Shares, and Service Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional and Service Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional and Service Shares have lower expenses.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

27

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

28

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

All Cap-Global Resources Portfolio

	Service

	Year Ended September 30,			Period February 16, 2005[1] to September 30, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$19.19	$13.75	$13.52	$10.00

Net investment income (loss)[2]	0.12	(0.02)	(0.02)	0.03

Net realized and unrealized gain (loss)	(2.83)	5.86	0.24	3.49

Net increase (decrease) from investment operations	(2.71)	5.84	0.22	3.52

Dividends and distributions from:
Net investment income	(0.16)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.47)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00[3]	0.00[3]	0.01	0.00[3]

Net asset value, end of period	$16.01	$19.19	$13.75	$13.52

Total Investment Return

Based on net asset value	(14.59)%[4]	43.16%[4]	1.70%[5]	35.20%[4,6]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.25%	1.33%	1.34%	1.34%[7]

Total expenses	1.25%	1.42%	1.40%	1.77%[7]

Net investment income (loss)	0.56%	(0.11)%	(0.17)%	0.01%[7]

Supplemental Data

Net assets, end of period (000)	$4,836	$3,435	$2,368	$— [8]

Portfolio turnover	38%	31%	41%	12%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Less than $0.01 per share.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

5	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

6	Aggregate total investment return.

7	Annualized.

8	Net assets end of period are less than $500.

29

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

30

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund make its top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

31

Glossary

Glossary of Investment Terms

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Depositary Receipts — American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamentals — “Fundamental” information about a company (such as its income statement, balance sheet, earnings and sales history, products and management).

Investment Grade — any of the four highest debt obligation ratings by the major rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Lipper Natural Resources Funds Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Rights — subscription rights allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Warrants — an instrument that conveys the right (but not the obligation) to buy a specified amount of underlying stock at a purchase (or “exercise”) price prior to the date the warrant expires.

32

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities.

Management Fee — a fee paid to BlackRock for managing the Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

33

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS

BlackRock FundsSM
   BlackRock All-Cap Global Resources Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

[PROVIDE CODE]

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Asset Allocation Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Overview	Key facts and details about the Fund listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About Asset Allocation Portfolio	4
	Risk/Return Information	7
	Expenses and Fees	8

Details About the Fund	How the Fund Invests	9
	Investment Risks	11

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	15
	How to Buy, Sell and Transfer Shares	16
	Fund’s Rights	19
	Short-Term Trading Policy	20
	Redemption Fee	21
	Distribution and Service Payments	21

Management of the Fund	Information about BlackRock and the Portfolio Manager
	BlackRock	22
	Portfolio Manager Information	24
	Conflicts of Interest	24
	Valuation of Fund Investments	25
	Dividends, Distributions and Taxes	26

Financial Highlights	Financial Performance of the Fund	27

General Information	Shareholder Documents	28
	Certain Fund Policies	28
	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About Asset Allocation Portfolio

This prospectus provides information about BlackRock Asset Allocation Portfolio (“Asset Allocation Portfolio”), a portfolio of BlackRock FundsSM (the “Trust”). The Asset Allocation Portfolio is referred to in this prospectus as the “Fund.”

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Financial Management, Inc. (“BFM”).

The prospectus includes important Fund facts organized into sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The investment objective of the Asset Allocation Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management.

What are the Fund’s main investment strategies?

The Fund primarily buys common stock but also can invest in preferred stock, convertible securities and certain derivative securities.

The fixed income investment management team selects bonds from several sectors. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in junk bonds or non-dollar denominated bonds or bonds of emerging market issuers.

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. The Fund intends to remain diversified across categories, but it has wide flexibility in the relative weightings given to each category.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk —Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Mid-Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk”. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

4

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bond`may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

5

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

For additional information about the Asset Allocation Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Asset Allocation Portfolio may be an appropriate investment for you if you:

  Are investing with long-term goals, but also seek some current income;

  Want a professionally managed portfolio without the administrative burdens of direct investments in equity and debt securities;

  Are willing to accept the risk that the value of your investment may decline in order to seek the highest total investment return; and

  Are prepared to receive taxable distributions of ordinary income and capital gains

6

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Asset Allocation Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. The chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Fund, for periods prior to January 31, 2005. The chart and table give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%), recognized unmanaged indices of stock and bond market performance, respectively. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The performance of Service Shares for the period prior to January 28, 2005 is based on the performance of Investor A Shares adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class’s launch. This information may be considered when assessing the Fund’s performance, but does not represent the actual performance of Service Shares.

Service Shares
ANNUAL TOTAL RETURNS
Asset Allocation Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 16.32% (quarter ended December 31, 2001) and the lowest return for a quarter was –13.12% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Asset Allocation Portfolio — Service Shares
Return Before Taxes[1]	–26.81%	0.80%	3.50%
Return After Taxes on Distributions[1]	–27.30%	–0.39%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–16.99%	0.57%	2.44%

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2] (Reflects no deduction for fees, expenses or taxes)	–22.05%	0.71%	1.69%

[1]	Includes all applicable fees and sales charges.

[2]	This index was formerly known as Lehman Brothers U.S. Aggregate Index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.41%[1]

Interest Expense	0.04%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses[2]	1.28%

Fee Waivers and Expense Reimbursements[3]	0.05%

Net Annual Fund Operating Expenses[3]	1.23%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.16% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses to 1.14%. This voluntary waiver may terminated at any time. See the “Management of the Fund — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$125	$401	$697	$1,541

8

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of the Asset Allocation Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Asset Allocation Portfolio, such as:

  Utilizing a combination of quantitative and fundamental analysis to evaluate the relative attractiveness of various segments in the equity universe, defined by style, capitalization range and geographic location;

  Reviewing and allocating varying percentages of the Fund to equity investment management team members responsible for security selection within these distinctive disciplines, including stocks of large, middle and small capitalization companies, companies that appear to be trading below their true worth, companies with significant growth opportunities, firms in specialized sectors and international companies;

  Engaging in bottom-up security selection within each discipline that, in turn, drives sector and industry weightings as well as average market capitalization; and

  Assessing each stock’s changing characteristics relative to its contribution to portfolio risk within that discipline and selling the stock when it no longer offers an appropriate return-to-risk trade-off

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. Drawing on its analysis of financial trends and market conditions, Fund management monitors and adjusts those allocations from time to time. The Fund has wide flexibility in the relative weightings given to each category; however, it intends to remain diversified across categories. The Fund measures its performance against a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%).

With respect to its equity investments, the Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The fixed income investment management team evaluates sectors of the bond market and individual securities within these sectors. The fixed income investment management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Securities are purchased for the Fund when the fixed income management team believes that they have the potential for above-average total return. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in any combination of non-investment grade bonds (junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the fixed income investment management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. A security will be sold if, in the opinion of the fixed income investment management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

As part of its normal operations, the Fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal.

9

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

Other Strategies:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Temporary Defensive Strategies — For temporary defensive purposes, each Fund may invest some or all of its assets in high quality money market instruments denominated in U.S. dollars or foreign currencies. Although the Fund will make temporary defensive investments only to the extent that Fund management believes they present less risk than the Fund’s usual investments, temporary defensive investments may reduce the Fund’s opportunity of meeting its investment objectives during temporary periods.

  Illiquid/Restricted Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

ABOUT THE PORTFOLIO MANAGER OF THE ASSET ALLOCATION PORTFOLIO

Philip Green is the portfolio manager of Asset Allocation Portfolio and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio manager.

10

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

11

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

12

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mid-Cap Securities Risk — The securities of mid--cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage- and Asset-Backed Securities Risk — The Fund makes investments in residential and commercial mortgage-backed securities (“CMBS”) and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund management team will generally be at lower rates of return than the return on the assets which were prepaid. In addition, rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. This is known as extension risk. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

13

Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing the returns and minimizing opportunities for gain.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

14

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Asset Allocation Portfolio currently offers multiple share classes (one by this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of the Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee. 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability.

15

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same Fund and for the same account in which they held shares on that date through the procedures described in this section.

16

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds or
Shares	purchases	other immediately available funds by your financial professional or other financial intermediary but in no event later than 4:00 p.m. (Eastern time)
on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

17

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or financial	professional or financial intermediary in accordance with the procedures
Shares	intermediary submit your	applicable to your accounts. These procedures may vary according to
	sales order	the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard.
Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-
4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00
p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally made in
Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m.
(Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The
Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

18

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single previously
Redemption of	with BlackRock (continued)	designated bank account. No charge for wiring redemption payments
Shares (continued)		with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
	securities dealer or other	• Transfer your shares to an account with the Fund; or
	financial intermediary	• Sell your shares, paying any applicable deferred sales charge.

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the minimum required initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the minimum required initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

19

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

20

Redemption Fee

The Fund does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust, on behalf of the Fund, has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Fund does not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of the Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

21

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees that the Fund pays to PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

22

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock, acts as sub-adviser to the Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. The maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Management Fee Rate

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

BlackRock has agreed contractually to cap net expenses for the Asset Allocation Portfolio (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Trust’s Board has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with BFM under which BlackRock pays BFM for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BFM is responsible for the day-to-day management of the Fund’s portfolio.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock aggregate management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Asset Allocation Portfolio	0.55%

23

BlackRock and PNC GIS act as Asset Allocation Portfolio’s co-administrators. The Fund pays BlackRock and PNC GIS, as the co-administrators, an annual administration fee (as a percentage of average daily net assets) as follows:

Average Daily Net Assets	Administration Fee paid to BlackRock	Administration Fee paid to PNC GIS

First $500 million	0.075%	0.025%

$500 million – $1 billion	0.065%	0.015%

Greater than $1 billion	0.055%	0.005%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Portfolio Manager Information

Information regarding the portfolio manager of the Fund is set forth below. Further information regarding the portfolio manager, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Philip Green	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since
	management of the Fund,		2006; Managing Director of Merrill Lynch
	including setting the Fund’s overall		Investment Managers, L.P. from 1999 to 2006;
investment strategy and overseeing
the management of the Fund

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund

24

could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Fund has retained an affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the Exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

25

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee, and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

26

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

				Service

	Year Ended September 30,
				Period March 1, 2005 to September 30, 2005	Period January 28, 2005[1] to February 28, 2005
	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$17.03	$15.51	$15.49	$14.97	$14.63

Net investment income	0.30 [2]	0.29 [2]	0.27 [2]	0.14 [2]	0.01

Net realized and unrealized gain (loss)	(2.76)	2.08	0.65	0.52	0.33

Net increase (decrease) from investment operations	(2.46)	2.37	0.92	0.66	0.34

Dividends and distributions from:
Net investment income	(0.34)	(0.22)	(0.25)	(0.14)	—
Net realized gain	(1.30)	(0.63)	(0.65)	—	—

Total dividends and distributions	(1.64)	(0.85)	(0.90)	(0.14)	—

Redemption fees added to paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—

Net asset value, end of period	$12.93	$17.03	$15.51	$15.49	$14.97

Total Investment Return

Based on net asset value	(16.00)%	15.74%[4]	6.24%[4]	4.44%[4,5]	2.32%[5]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.11%[6]	1.10%	1.11%	1.16%[7]	1.16%[7]

Total expenses	1.11%	1.31%	1.17%	1.36%[7]	1.26%[7]

Net investment income (loss)	1.96%	1.80%	1.76%	1.60%[7]	(0.17)%[7]

Supplemental Data

Net assets, end of period (000)	$1,552	$2,325	$2,201	$2,171	$2,171

Portfolio turnover	391%[8]	93%	136%	90%	101%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005.

The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 1.07% for Service Shares.

[7]	Annualized.

[8]	Includes To Be Announced (“TBA”) transactions. Excluding these transactions, the portfolio turnover would have been 121%.

27

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

28

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

29

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Barclays Capital U.S. Aggregate Index — an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds. All securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Collateralized Mortgage Obligations (CMOs) — bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS) — bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Dollar Rolls — a dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

Extension Risk — the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Investment Grade — securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

30

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Prepayment Risk — the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields.

S&P 500® Index – the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fees — fees paid to the manager for portfolio management services.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — include sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

31

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
   BlackRock Asset Allocation Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Financial Management, Inc.
40 E. 52nd Street
New York, NY 10022

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDERS
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, NY 10022

CUSTODIAN
PFPC Trust Company
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809-3705

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A SAI, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General Fund information and specific Fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742 © BlackRock Advisors, LLC
CUSIP#

PRO-AA-SVC-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Aurora Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the funds listed in this Prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information
	Key Facts About the Funds	4
	BlackRock Aurora Portfolio	4
	BlackRock Capital Appreciation Portfolio	8
	BlackRock Small/Mid-Cap Growth Portfolio	11
	BlackRock Global Opportunities Portfolio	15
	BlackRock Global Resources Portfolio	20

Details About the Funds	How the Funds Invest	24
	Investment Risks	30

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	37
	How to Buy, Sell and Transfer Shares	38
	Funds’ Rights	41
	Short-Term Trading Policy	42
	Redemption Fee	43
	Distribution and Service Payments	44

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	46
	Portfolio Manager Information	48
	Conflicts of Interest	49
	Valuation of Fund Investments	50
	Dividends, Distributions and Taxes	51

Financial Highlights	Financial Performance of the Funds	52

General Information	Shareholder Documents	57
	Certain Fund Policies	57
	Statement of Additional Information	58

Glossary	Glossary of Investment Terms	59

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Aurora Portfolio (“Aurora”), BlackRock Capital Appreciation Portfolio (“Capital Appreciation”), BlackRock Small/Mid-Cap Growth Portfolio (“Small/Mid-Cap Growth”), BlackRock Global Opportunities Portfolio (“Global Opportunities”), and BlackRock Global Resources Portfolio (“Global Resources”), each a portfolio of BlackRock FundsSM (the “Trust”). Aurora, Capital Appreciation, Small/Mid-Cap Growth, Global Opportunities and Global Resources each represents a separate portfolio of securities and each has its own investment objective. Aurora, Capital Appreciation, Small/Mid-Cap Growth, Global Opportunities and Global Resources may be individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds.”

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to a Fund’s sub-advisor.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Aurora

What is the Fund’s investment objective?

The investment objective of Aurora is to provide high total return, consisting principally of capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of small- and mid-capitalization companies.

In choosing among small- and mid-capitalization companies, the Fund takes a value approach, searching for those companies that appear to be trading below their true worth. The Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services.

Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500® Value Index (between approximately $4.8 million and $5.9 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include other types of stocks, such as large-capitalization stocks and growth stocks, and bonds. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs). The Fund may invest in REITS.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

4

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Bond Risk — The value of any bonds held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the Fund. The Fund may invest in non-investment grade or “high-yield” securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks that investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. Split rated bonds will be considered to have the higher credit rating.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Aurora’s risks, see “Investment Risks” below.

Who should invest?

Aurora may be an appropriate investment for you if you:

  Are looking for high total return consisting principally of capital appreciation

  Want a professionally managed portfolio investing in the securities of small- and mid-capitalization companies

  Are willing to accept the risks of small and mid-cap investing in order to seek long term growth of capital

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

  Are not looking for a significant amount of current income

5

Risk/Return Information

On January 31, 2005, Aurora reorganized with the State Street Aurora Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Aurora in exchange for shares of Aurora, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund.

Service Shares do not have a performance history as of the date of this prospectus. As a result, the chart and table give you a picture of Aurora’s long-term performance for Investor A Shares. Although the chart and table show returns for the Investor A Shares which are not offered in this Prospectus, the Investor A Shares would have substantially similar annual returns as the Service Shares offered in this Prospectus because the Investor A Shares and the Service Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A Shares and the Service Shares do not have the same expenses. The actual return of Service Shares would have been lower than that of Investor A Shares because Service Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.44% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Service Shares of the Fund are expected to have expenses of 1.45% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Aurora. The table compares the Fund’s performance to that of the Russell 2500® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Aurora Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 22.41% (quarter ended June 30, 1999) and the lowest return for a quarter was –25.14% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Aurora Portfolio — Investor A Shares	–42.57%	–4.94%	7.05%
Return Before Taxes[1]	–42.57%	–7.58%	5.19%
Return After Taxes on Distributions[1]	–27.67%	–3.60%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares[1]

Russell 2500® Value Index (Reflects no deduction for fees, expenses or taxes)	–31.99%	–0.15%	5.72%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below describe the fees and expenses that you may pay if you buy and hold Service Shares of Aurora. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price
or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.84%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.37%

Acquired Fund Fees and Expense	0.01%

Total Annual Fund Operating Expenses	1.47%

Fee Waivers and Expense Reimbursements[2]	(0.02)%

Net Annual Fund Operating Expenses[2]	1.45%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

2	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.44% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Aurora with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$148	$463	$801	$1,756

7

Capital Appreciation

What is the Fund’s investment objective?

The investment objective of Capital Appreciation is long-term capital appreciation. In other words, Capital Appreciation tries to choose investments that will increase in value over an extended period of time.

What are the Fund’s main investment strategies?

Under normal circumstances, Capital Appreciation invests at least 80% of its total assets in common and preferred stock of mid- and large-size companies and convertible securities.

While the Fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

The Fund intends to buy-and-hold securities to allow it to capture long-term gains.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Buy-and-Hold Strategy Risk — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Capital Appreciation’s risks, see “Investment Risks” below.

Who should invest?

Capital Appreciation may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio of equity securities of mid- and large-size companies to complement your total investment portfolio

  Are looking for exposure to industries that appear to offer higher potential for long-term growth

  Are willing to accept the risks of price fluctuations and volatile market conditions in order to seek long-term capital appreciation

  Are not looking for a significant amount of current income

8

Risk/Return Information

On January 31, 2005, Capital Appreciation reorganized with the State Street Research Legacy Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Capital Appreciation Portfolio in exchange for shares of Capital Appreciation, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as Capital Appreciation.

Service Shares do not have a performance history as of the date of this prospectus. As a result, the chart and table give you a picture of Capital Appreciation’s long-term performance for Investor A Shares. Although the chart and table show returns for the Investor A Shares which are not offered in this Prospectus, the Investor A Shares would have substantially similar annual returns as the Service Shares offered in this Prospectus because the Investor A Shares and the Service Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A Shares and the Service Shares do not have the same expenses. The actual return of Service Shares would have been lower than that of Investor A Shares because Service Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.24% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Service Shares of the Fund are expected to have expenses of 1.35% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Capital Appreciation. The table compares the Fund’s performance to that of the Russell 1000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Capital Appreciation
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended December 31, 1999) and the lowest return for a quarter was –22.93% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Capital Appreciation Portfolio — Investor A Shares
Return Before Taxes[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.92%	–2.50%	–1.75%

Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	–3.42%	–4.27%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables below describe the fees and expenses that you may pay if you buy and hold Service Shares of Capital Appreciation. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)
Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price
or redemption proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.65%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.44%

Acquired Fund Fees and Expense	0.01%

Total Annual Fund Operating Expenses	1.35%

Fee Waivers and Expense Reimbursements[1]	—

Net Annual Fund Operating Expenses[1]	1.35%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Capital Appreciation with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$137	$428	$739	$1,624

10

Small/Mid-Cap Growth

What is the Fund’s investment objective?

The investment objective of Small/Mid-Cap Growth is growth of capital.

What are the Fund’s main investment strategies?

Under normal circumstances, the Small/Mid-Cap Growth Portfolio invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500® Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities market.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

For additional information about Small/Mid-Cap Growth’s risks, see “Investment Risks” below.

11

Who should invest?

Small/Mid-Cap Growth may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in the securities of small- and mid-cap investments

  Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

12

Risk/Return Information

On January 31, 2005, the Small/Mid-Cap Growth Portfolio reorganized with the State Street Research Emerging Growth Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Small/Mid-Cap Growth Portfolio in exchange for shares of the Small/Mid-Cap Growth Portfolio, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Small/Mid-Cap Growth Portfolio.

Service Shares do not have a performance history as of the date of this prospectus. As a result, the chart and table give you a picture of Small/Mid Cap Growth’s long-term performance for Investor A Shares. Although the chart and table show returns for the Investor A Shares which are not offered in this Prospectus, the Investor A Shares would have substantially similar annual returns as the Service Shares offered in this Prospectus because the Investor A Shares and the Service Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A Shares and the Service Shares do not have the same expenses. The actual return of Service Shares would have been similar to that of Investor A Shares because Service Shares have the same expenses as Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.36% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Service Shares of the Fund are expected to have expenses of 1.36% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Small/Mid Cap Growth. The table compares the Fund’s performance to that of the Russell 2500® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small/Mid-Cap Growth
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 47.87% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.63% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small/Mid-Cap Growth Portfolio — Investor A Shares
Return Before Taxes[1]	–47.59%	–5.67%	1.14%
Return After Taxes on Distributions[1]	–47.60%	–6.52%	0.08%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–30.92%	–4.42%	0.82%

Russell 2500® Growth Index (Reflects no deduction for fees, expenses or taxes)	–41.50%	–2.24%	0.75%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of Small/Mid-Cap Growth. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.75%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.47%

Acquired Fund Fees and Expense	0.01%

Total Annual Fund Operating Expenses	1.48%

Fee Waivers and Expense Reimbursements[2]	(0.12)%

Net Annual Fund Operating Expenses[2]	1.36%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

2	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds-BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small/Mid-Cap Growth with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$138	$456	$797	$1,758

14

Global Opportunities

What is the Fund’s investment objective?

The investment objective of Global Opportunities is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest significantly (at least 40%) of its total assets in issuers (i) issued or located outside of the U.S. (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% if its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

The Fund may also invest up to 25% of its total assets in global fixed income securities, including emerging market debt. The Fund’s fixed income investments may include corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (junk bonds). From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs) and in derivative instruments. The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return. With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

15

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

16

For additional information about Global Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Global Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in the securities of a variety of countries and of any market capitalization as part of your total investment portfolio

  Are willing to accept the risks associated with investments in both equity and debt securities, including high yield and emerging market debt securities

  Are looking for exposure to a variety of foreign markets, including emerging markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

17

Risk/Return Information

Service Shares do not have a performance history as of the date of this prospectus. As a result, the chart and table give you a picture of Global Opportunities’ long-term performance for Investor A Shares. Although the chart and table show returns for the Investor A Shares which are not offered in this Prospectus, the Investor A Shares would have substantially similar annual returns as the Service Shares offered in this Prospectus because the Investor A Shares and the Service Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A Shares and the Service Shares do not have the same expenses. The actual return of Service Shares would have been similar to that of Investor A Shares because Service Shares have the same expenses as Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.62% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Service Shares of the Fund are expected to have expenses of 1.62% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Opportunities. The table compares the Fund’s performance to that of the S&P Global Broad Market Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 10.14% (quarter ended December 31, 2006) and the lowest return for a quarter was –21.57% (quarter ended December 31, 2008).

		Since
As of 12/31/08	1 Year	Inception[3]

BlackRock Global Opportunities Portfolio — Investor A Shares	–41.98%	–8.17%
Return Before Taxes[1]	–41.98%	–8.62%
Return After Taxes on Distributions[1]	–27.29%	–6.94%
Return After Taxes on Distributions and Sale of Fund Shares[1]

S&P Global Broad Market Index (Reflects no deduction for fees, expenses or taxes)[2]	–42.41%	–9.60%

[1]	Includes all applicable fees and sales charges.

[2]	Prior to October 1, 2008, the name of the benchmark was S&P/Citigroup Global Broad Market Index.

[3]	Commencement of share class was January 31, 2006.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

18

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of Global Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.90%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.45%

Acquired Fund Fees and Expense	0.02%

Total Annual Fund Operating Expenses	1.62%

Fee Waivers and Expense Reimbursements[2]	—

Net Annual Fund Operating Expenses[2]	1.62%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Global Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$165	$511	$881	$1,922

19

Global Resources

What is the Fund’s investment objective?

The investment objective of Global Resources is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Under normal market conditions, Global Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

  Equity Securities Risk — Stock markets are volatile. The prices of the equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

20

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Convertible Securities Risk — The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

For additional information about Global Resources’s risks, see “Investment Risks” below.

Who should invest?

Global Resources may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

21

Risk/Return Information

On January 31, 2005, the Global Resources Portfolio reorganized with the State Street Research Global Resources Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Global Resources Portfolio in exchange for shares of the Global Resources Portfolio, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund.

Service Shares do not have a performance history as of the date of this prospectus. As a result, the chart and table give you a picture of Global Resources’ long-term performance for Investor A Shares. Although the chart and table show returns for the Investor A Shares which are not offered in this Prospectus, the Investor A Shares would have substantially similar annual returns as the Service Shares offered in this Prospectus because the Investor A Shares and the Service Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor A Shares and the Service Shares do not have the same expenses. The actual return of Service Shares would have been lower than that of Investor A Shares because Service Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.27% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Service Shares of the Fund are expected to have expenses of 1.28% of average daily net assets (after waivers and reimbursements) for the current fiscal year.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Resources. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 45.48% (quarter ended June 30, 2008) and the lowest return for a quarter was 44.58% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Global Resources Portfolio — Investor A Shares	–55.34%	7.29%	17.31%
Return Before Taxes[1]	–58.09%	4.05%	15.46%
Return After Taxes on Distributions[1]	–33.40%	7.01%	16.18%
Return After Taxes on Distributions and Sale of Fund Shares[1]

Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)	–47.82%	8.39%	9.25%

S&P 500®Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

[1]	Includes all applicable fees and sales charges.

22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Global Resources. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.28%

Acquired Fund Fees and Expense	0.01%

Total Annual Fund Operating Expenses	1.28%

Fee Waivers and Expense Reimbursements[2]	—

Net Expenses[2]	1.28%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares expenses to 1.34% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Global Resources with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$130	$406	$702	$1,545

23

Details About the Funds

How the Funds Invest

Aurora Investment Goal

The investment objective of Aurora is to provide high total return, consisting principally of capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Aurora, such as:

  identifying companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services; and

  identifying companies that appear to be trading below their true worth.

In addition, the Fund primarily limits its investments to small- and mid-capitalization companies.

In choosing among small- and mid-capitalization stocks, the Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy.

The Fund generally will sell a stock when Fund management believes the stock has reached its price target, it is fully valued or when, in its opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and convertible securities. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500™ Value Index (between approximately $7.8 million and $5.9 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small-or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size to companies in the Russell 2500™ Value Index if Fund management continues to believe that those shares are an attractive investment.

The Fund reserves the right to invest up to 20% of its total assets in other types of stocks, such as large-capitalization stocks and growth stocks, and bonds. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs). The Fund may invest in REITS.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. However, Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF AURORA

Aurora is managed by a team of financial professionals. Wayne J. Archambo, CFA and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

24

Capital Appreciation

Investment Goal

The investment objective of Capital Appreciation is to provide long-term growth of capital.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Capital Appreciation, such as:

  identifying companies and industries that appear to have higher potential for long-term growth;

  identifying companies that are fundamentally sound with strong management, superior earnings growth prospects and attractive relative valuations; and

  identifying large companies that exhibit stable growth and accelerated earnings.

In addition, while the Fund tends to emphasize mid- and large-size companies from time to time it may invest in small-size companies.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target or there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.

The Fund seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in common and preferred stock of mid- and large-size companies and securities convertible into such common and preferred stock. The Fund’s disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund generally expects to invest across a broad range of industries.

Although the Fund does not expect to do so as a matter of course, it is permitted to invest up to 20% of its total assets in other types of securities (for example, bonds or stocks of small-size companies).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF CAPITAL APPRECIATION

Capital Appreciation is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA, and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Small/Mid-Cap Growth

Investment Goal

The investment objective of the Small/Mid-Cap Growth Portfolio is to provide growth of capital.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

25

Investment Process

The Fund uses research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that have good current or prospective earnings and strong management teams.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when the stock reaches its target price or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2500® Growth Index (between approximately $7.6 million and $5.2 billion as of December 31, 2008) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include other types of stocks, such as value or dividend stocks. They may also include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as U.S. government securities.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL/MID-CAP GROWTH

Small/Mid-Cap Growth is managed by a team of financial professionals. Andrew F. Thut, Andrew Leger and Robert Hallisey are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Global Opportunities

Investment Goal

The investment objective of Global Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Global Opportunities, such as:

  identifying securities that have above-average return potential, influenced by factors such as relative value and earnings estimate revisions; and

  identifying opportunities in the global securities markets for investments in global equity securities of any market capitalization, as well as fixed income investments and foreign currency transactions

26

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a security when, in the Fund management’s opinion, the security reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers located outside of the U.S., and the Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

Investment in fixed income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions. The Fund may invest up to 25% of total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (junk bonds). Split rated bonds will be considered to have the higher credit rating.

From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL OPPORTUNITIES

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA, and Michael D. Carey, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

27

Global Resources

Investment Goal

The investment objective of Global Resources is to provide long-term growth of capital.

Should the Trust’s Board of Trustees determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

In addition, while the Fund tends to emphasize smaller companies, from time to time it may emphasize companies of other sizes.

The Fund generally will sell a stock when, in the Fund management team’s opinion, the stock reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

The Fund management team may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the fund as a whole (hedge) but they may also be used to maintain liquidity and commit cash pending investment. The Fund management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended.

28

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL RESOURCES

Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, each Fund may also invest or engage in the following investments/strategies:

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by each Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Temporary Defensive Strategies — It is possible that in extreme market conditions each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with each Fund’s main investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing each Fund’s opportunity to achieve its investment objective.

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Junk Bonds (Aurora) — The Fund may invest up to 5% of its total assets in bonds that are below Standard & Poor’s BBB or Moody’s Baa rating categories, or their unrated equivalents (junk bonds). Split rated bonds will be considered to have the higher credit rating.

  Illiquid/Restricted Securities (Aurora) — The Fund may invest in illiquid securities which have no readily available market. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Such securities may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Illiquid/Restricted Securities (Global Opportunities, Global Resources) — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Securities Lending (Global Resources) — The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

  “New Issues” Securities (Small/Mid-Cap Growth, Global Opportunities) — The Fund may invest in shares of companies through initial public offerings.

  Foreign Exchange Transactions (Global Opportunities) — The Fund may engage in foreign exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

29

  Repurchase Agreements, Purchase and Sale Contracts (Global Opportunities) — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchase receives any interest on the security paid during the period.

  Credit Default Swaps (Global Opportunities) — The Fund may invest in credit default swaps, whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counter party a payment equal to the par (or other agreed-upon) value of such bond.

  Indexed and Inverse Securities (Global Opportunities) — The Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets, The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index. The Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

  Borrowing (Global Resources) — The Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions, for the payment of dividends for share repurchases or for the clearance of transactions.

  Rights (Global Resources) — The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

  Debt Securities (Global Resources) — The Fund may invest in debt securities that are rated below investment grade, which are commonly known as junk bonds. The Fund will limit its investments in junk bonds to no more than 10% of its total assets. Split rated bonds will be considered to have the higher credit rating.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities fluctuates and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk — A Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially

30

unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Bond Risk (Aurora Main Risk; Capital Appreciation Other Risk) — The value of any bonds held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for the Fund. The Fund may invest in non-investment grade or “high yield” securities commonly known to investors as “junk bonds.” Non-investment grade securities carry greater risks than investment grade securities, which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. Split rated bonds will be considered to have the higher credit rating, including a high risk of default. The yields of non-investment grade securities will move up and down over time. Split rated bonds will be considered to have the higher credit rating.

Small and Emerging Growth Securities Risk (Aurora, Small/Mid-Cap Growth, Global Opportunities, Global Resources) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

High Portfolio Turnover Risk (Aurora Main Risk; Small/Mid-Cap Growth and Global Opportunities Other Risk) — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

REIT Investment Risk (Aurora) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Mid-Cap Securities Risk (Capital Appreciation, Aurora Small/Mid-Cap Growth, Global Resources) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Geographic Concentration Risk (Global Resources) — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Foreign Currency Transactions Risk (Global Opportunities, Global Resources) — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

31

Geographic Concentration Risk (Global Resources) — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. Each Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Growth Investing Style Risk (Small/Mid-Cap Growth) — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Securities Risk (Global Opportunities, Global Resources) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often

32

more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Emerging Markets Risk (Global Opportunities, Global Resources) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Debt Securities Risk (Global Opportunities Main Risk; Aurora, Capital Appreciation, Small/Mid-Cap Growth and Global Resources Other Risk) — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Junk Bonds Risk (Global Opportunities) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

33

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Backed Securities Risk (Global Opportunities) — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities subject the Fund to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-Backed Securities Risk (Global Opportunities) — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk.

Non-Diversification Risk (Global Resources) — The Fund is a non-diversified Fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Concentration Risk (Global Resources) — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it was broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Commodities Market Risk (Global Resources) — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Depositary Receipts Risk (Global Resources) — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Warrants Risk (Global Resources, Small/Mid-Cap Growth) — If the price of an underlying stock does not risk above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Buy and Hold Strategy Risk (Capital Appreciation) — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

34

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of a Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Fund’s portfolio will be magnified when the Fund uses leverage.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Illiquid Securities Risk (Aurora, Small/Mid-Cap Growth, Global Opportunities, Global Resources) — If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk (Aurora, Small/Mid-Cap Growth, Global Opportunities, Global Resources) — Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, a Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk (Aurora, Small/Mid-Cap Growth, Global Opportunities, Global Resources) — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Interest Rate Risk (Aurora, Capital Appreciation, Global Resources) — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Securities Lending Risk (Global Resources) — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a Fund.

Junk Bonds Risk (Aurora, Global Resources) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

35

Junk bonds may be less liquid than higher-rated fixed income securities, even under normal market conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

New Issues Risk (Aurora, Global Opportunities) — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Indexed and Inverse Securities Risk (Global Opportunities) — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Repurchase Agreements, Purchase and Sale Contracts Risk (Global Opportunities) — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreements, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Sovereign Debt Risk (Global Opportunities) — These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Credit Default Swaps Risk (Global Opportunities) — In addition to the risks generally posed by derivatives, credit default swaps are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Borrowing and Leverage Risk (Global Resources) — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Rights Risk (Global Resources) — The failure to exercise such rights would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

36

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of each of the Funds.

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, institutions may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	Yes (for Aurora Portfolio, Small/Mid-Cap Growth Portfolio, Global Opportunities Portfolio and Global Resources only). Payable if you redeem or exchange within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

37

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

38

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your	Refer to the minimum initial investment in the section above “How to
	investment	Choose the Share Class that Best Suits Your Needs” of this
prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

39

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	intermediary submit your	professional or financial intermediary in accordance with the
Shares	sales order	procedures applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial
intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York
Stock Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire transfer to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’
custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

40

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single
Redemption of	with BlackRock (continued)	previously designated bank account. No charge for wiring redemption
Shares (continued)		payments with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.]

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
	securities dealer or other	• Transfer your shares to an account with the Fund; or
	financial intermediary	• Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the minimum required initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the minimum required initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

41

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small-capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) (including Aurora, Small/Mid-Cap Growth, Global Opportunities and Global Resources) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

42

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Redemption Fee

Aurora, Small/Mid-Cap Growth, Global Opportunities and Global Resources charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of a Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in a Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by a Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of a Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

43

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution or service fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to brokers, dealers, financial institutions and industry professionals (including BlackRock The PNC Financial Services Group (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial

44

Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

45

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board of Trustees. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management (“BFM”), an affiliate of BlackRock, acts as sub-advisor for a portion of the assets of the Global Opportunities Portfolio. BFM may be referred to herein as a “Sub-Advisor”. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Aurora Portfolio Total Annual Management Fee (Before Waivers)

With respect to Aurora, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.850%

$1 billion – $2 billion	0.800%

$2 billion – $3 billion	0.750%

Greater than $3 billion	0.700%

Capital Appreciation Portfolio Total Annual Management Fee (Before Waivers)

With respect to Capital Appreciation, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.650%

$1 billion – $2 billion	0.600%

$2 billion – $3 billion	0.575%

Greater than $3 billion	0.550%

Small/Mid-Cap Growth Portfolio Total Annual Management Fee (Before Waivers)

With respect to Small/Mid-Cap Growth, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

46

Global Opportunities Portfolio Total Annual Management Fee (Before Waivers)

With respect to Global Opportunities, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

Global Resources Portfolio Annual Management Fee (Before Waivers)

With respect to Global Resources, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

BlackRock has agreed contractually to cap net expenses for the Aurora Portfolio, the Capital Appreciation Portfolio, the Small/Mid-Cap Growth Portfolio and the Global Opportunities Portfolio (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of each Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement with the Sub-Advisor, under which BlackRock pays the Sub-Advisor for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement. The Sub-Advisor is responsible for the day-to-day management of the applicable Fund’s portfolio.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Aurora Portfolio	0.84%

Capital Appreciation Portfolio	0.55%

Small/Mid-Cap Growth Portfolio	0.68%

Global Opportunities Portfolio	0.90%

Global Resources Portfolio	0.67%

A discussion of the basis for the respective Board’s approval of the Management Agreement and sub-advisory agreement, with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any

47

other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Aurora Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Wayne J. Archambo, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 2002;
	management of the Fund’s portfolio		Founding Partner and Portfolio Manager of Boston
	including setting the Fund’s overall		Partners Asset Management, L.P. from 1995 to
	investment strategy and overseeing		2002; Senior Vice President of The Boston
	the management of the Fund		Company Asset Management, Inc. from 1989 to
1995

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2001; Equity Analyst with Independence
	including setting the Fund’s overall		Investment LLC from 2000 to 2001; Principal of
	investment strategy and overseeing		Boston Partners Asset Management, L.P. from
	the management of the Fund		1997 to 2000.

Capital Appreciation Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Jeffrey R. Lindsey, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 2006;
	management of the Fund’s portfolio		Managing Director at State Street Research &
	including setting the Fund’s overall		Management Company (“SSRM”) from 2002 to
	investment strategy and overseeing		2006; Chief Investment Officer-Growth at SSRM
	the management of the Fund		from 2003 to 2006; Co-Portfolio Manager of the
SSR Legacy Fund (the Fund’s predecessor) from
2002 to 2005.

Edward P. Dowd	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2005; Vice President of SSRM and Co-Portfolio
	including setting the Fund’s overall		Manager of the SSR Legacy Fund (the Fund’s
	investment strategy and overseeing		predecessor) from 2002 to 2005.
the management of the Fund

Small/Mid-Cap Growth Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day	2002	Director of BlackRock, Inc. since 2002; Equity
	management of the Fund’s portfolio		Analyst at MFS Investment Management from
	including setting the Fund’s overall		1998 to 2002.
investment strategy and overseeing
the management of the Fund

Rob Hallisey	Responsible for the day-to-day	2002	Member of BlackRock’s Small- and Mid-Cap
	management of the Fund’s portfolio		Equity Growth team since 2002; Equity Analyst at
	including setting the Fund’s overall		Sirios Capital Management from 2000 to 2002;
	investment strategy and overseeing		Equity Analyst and Assistant Portfolio Manager at
	the management of the Fund		John Hancock Funds from 1991 to 2000.

Andrew Leger	Responsible for the day-to-day	2002	Member of BlackRock’s Small- and Mid-Cap
	management of the Fund’s portfolio		Equity Growth team since 2002; small/mid-cap
	including setting the Fund’s overall		Equity Analyst at Schroders Investment
	investment strategy and overseeing		Management, N.A. from [?] to 2002.
the management of the Fund

48

Global Opportunities Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Michael D. Carey, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since 1998.
management of the Fund’s portfolio
including setting the Fund’s overall
investment strategy and overseeing
the management of the Fund

Thomas P. Callan, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		1998 and member of the BlackRock Equity
	including setting the Fund’s overall		Operating Committee.
investment strategy and overseeing
the management of the Fund

Global Resources Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel J. Rice III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2005; Senior Vice President and portfolio
	including setting the Fund’s overall		manager of the State Street Research Global
	investment strategy and overseeing		Resources Fund (the predecessor fund to
	the management of the Fund		Global Resources) from 1990 to 2005.

Denis J. Walsh III, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2005; Managing Director and energy analyst of
	including setting the Fund’s overall		the State Street Research Global Resources
	investment strategy and overseeing		Fund (the predecessor fund to Global Resources)
	the management of the Fund		from 1999 to 2005.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to

49

comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board of Trustees, the Trust, on behalf of each Fund, has retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Investor B, Investor C, R and Service Shares, and R and Service Shares will have a higher net asset value than Investor B or Investor C Shares. Also, dividends paid on Investor A, Institutional, R and Service Shares will generally be higher than dividends paid on Investor B and Investor C Shares because Investor A, Institutional, R and Service Shares have lower expenses.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

50

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

51

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Aurora Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$28.75	$35.39	$41.88	$39.49	$32.28

Net investment income (loss)	(0.10)[1]	0.01 [1]	(0.05)[1]	(0.16)[1]	(0.22)

Net realized and unrealized gain (loss)	(4.91)	4.55	1.05	6.39	7.45

Net increase (decrease) from investment operations	(5.01)	4.56	1.00	6.23	7.23

Dividends and distributions from:
Tax return of capital	(0.21)	—	—	—	—
Net realized gain	(5.67)	(11.20)	(7.49)	(3.84)	(0.02)

Total dividends and distributions	(5.88)	(11.20)	(7.49)	(3.84)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$17.86	$28.75	$35.39	$41.88	$39.49

Total Investment Return

Based on net asset value[5]	(21.92)%[3,4]	14.48%[4]	2.95%[4]	16.28%[4]	22.39%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.42%	1.39%	1.44%	1.40%	1.40%

Total expenses	1.45%	1.40%	1.56%	1.47%	1.40%

Net investment income (loss)	(0.44)%	0.03%	(0.15)%	(0.36)%	(0.57)%

Supplemental Data

Net assets, end of year (000)	$481,193	$871,699	$1,189,440	$1,690,497	$2,169,836

Portfolio turnover	147%	134%	142%	73%	33%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Payment from affiliate of $139,965 received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Total investment returns exclude the effects of sales charges.

52

Financial Highlights (continued)

Capital Appreciation Portfolio

	Investor A

		Year Ended		Period November 1, 2004 to September 30, 2005	Year Ended
		September 30,			October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$17.56	$14.46	$13.82	$12.47	$11.91	$9.96

Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.06)[1]	0.02[1]	(0.08)	(0.05)

Net realized and unrealized gain (loss)	(2.95)	3.12	0.70	1.33	0.64	2.00

Net increase (decrease) from
investment operations	(2.97)	3.10	0.64	1.35	0.56	1.95

Net asset value, end of period	$14.59	$17.56	$14.46	$13.82	$12.47	$11.91

Total Investment Return

Based on net asset value[6]	(16.91)%	21.44%	4.63%	10.83%[3,4]	4.70%	19.58%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.23%	1.28%	1.35%	1.31%[6]	1.44%	1.38%

Total expenses	1.33%	1.35%	1.53%	1.48%[6]	1.44%	1.38%

Net investment income (loss)	(0.10)%	(0.16)%	(0.40)%	0.21%[6]	(0.62)%	(0.47)%

Supplemental Data

Net assets, end of period (000)	$125,521	$131,712	$112,737	$120,371	$99,435	$103,247

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Total investment returns exclude the effects of sales charges.

53

Financial Highlights (continued)

Small/Mid-Cap Growth Portfolio

	Investor A
	Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$17.24	$14.74	$14.48	$11.96	$11.63

Net investment loss	(0.09)[1]	(0.15)[1]	(0.15)[1]	(0.13)[1]	(0.14)

Net realized and unrealized gain (loss)	(3.26)	3.48	1.05	2.65	0.47

Net increase (decrease) from investment operations	(3.35)	3.33	0.90	2.52	0.33

Distributions from net realized gain	(2.86)	(0.83)	(0.64)	—	—

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.03	$17.24	$14.74	$14.48	$11.96

Total Investment Return

Based on net asset value[3]	(22.93)%[4]	23.41%[4]	6.31%[4]	21.07%[4]	2.84%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.35%	1.26%	1.35%	1.37%*	1.39%

Total expenses	1.45%	1.42%	1.66%	1.64%	1.56%

Net investment loss	(0.66)%	(0.92)%	(1.00)%	(0.87)%	(1.09)%

Supplemental Data

Net assets, end of year (000)	$138,073	$218,851	$209,646	$215,622	$268,065

Portfolio turnover	63%	76%	49%	122%	208%

*	For the period October 1, 2004, through January 28, 2005, the expense ratio reflects the expenses of State Street Research Emerging Growth Fund prior to its reorganization with the Small/Mid-Cap Growth Portfolio on January 28, 2005. The expense ratio for the period October 1, 2004 through January 28, 2005 was 1.41%. The expense ratio of the Fund for the period January 29, 2005 through September 30, 2005 was 1.31%.

1	Based on average shares outstanding.

2	Less than $0.01 per share.

3	Total investment returns exclude the effects of sales charges.

4	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

54

Financial Highlights (continued)

Global Opportunities Portfolio

	Investor A

	Year Ended September 30,		Period

			January 31, 2006[1] to
	2008	2007	September 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$10.08	$10.00

Net investment income[2]	0.06	0.04	0.05

Net realized and unrealized gain (loss)	(2.77)	3.22	0.02

Net increase (decrease) from investment operations	(2.71)	3.26	0.07

Dividends and distributions from:
Net investment income	(0.14)	(0.07)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.64)	(0.07)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.92	$13.27	$10.08

Total Investment Return

Based on net asset value[4]	(21.44)%[5]	32.51%[5]	0.80%[6,7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%	1.56%	1.65%[8]

Total expenses	1.60%	1.68%	2.84%[8]

Net investment income	0.49%	0.36%	0.70%[8]

Supplemental Data

Net assets, end of period (000)	$37,529	$40,467	$23,097

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[7]	Aggregate total investment return.

[8]	Annualized.

55

Financial Highlights (concluded)

Global Resources Portfolio

	Investor A
	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$59.02	$64.90	$76.01	$56.23	$39.58	$25.81

Net investment income (loss)	(0.32)[1]	(0.16)[1]	0.32 [1]	0.03 [1]	(0.15)	0.21

Net realized and unrealized gain (loss)	(2.29)	13.41	(2.36)	19.75	18.69	14.15

Net increase (decrease) from
investment operations	(2.61)	13.25	(2.04)	19.78	18.54	14.36

Dividends and distributions from:
Net investment income	(1.92)	(0.55)	(0.48)	—	(0.34)	(0.59)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(9.14)	(19.13)	(9.08)	—	(1.89)	(0.59)

Redemption fees added
to paid-in capital	0.02	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$47.29	$59.02	$64.90	$76.01	$56.23	$39.58

Total Investment Return

Based on net asset value[3]	(6.78)%[4]	23.25%[5]	(3.20)%[4]	35.18%[5,6]	47.69%[6]	56.06%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.25%	1.29%	1.30%	1.34%[7]	1.36%[7]	1.34%

Total expenses	1.25%	1.30%	1.41%	1.52%[7]	1.38%[7]	1.34%

Net investment income (loss)	(0.49)%	(0.28)%	0.44%	0.10%[7]	(0.52)%[7]	0.64%

Supplemental Data

Net assets, end of period (000)	$689,646	$685,590	$683,417	$877,120[7]	$676,234[7]	$406,209

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Total investment returns exclude the effects of sales charges.
[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.
[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.
[6]	Aggregate total investment return.
[7]	Annualized.

56

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

57

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

58

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — a security, such as stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed income or debt securities because they represent indebtedness to the bondholder, not ownership (although convertible bonds are fixed income securities that are convertible to equity according to their terms).

Fixed Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Growth Companies — all stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations.

High Yield Bonds — sometimes referred to as “junk bonds,” these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Investment Grade — securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Rights — a Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

59

Russell 1000® Growth Index — an index composed of those Russell 1000® securities with greater-than-average growth orientation, generally having higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell 2500® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2500® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

S&P Global Broad Market Index (BMI) — a recognized unmanaged index of stock market performance.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — all stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Sub-Advisor — the sub-advisor of the Fund is responsible for its day-to-day management and will generally make all buy and sell decisions. Sub-advisors also provide research and credit analysis. The sub-advisor for Global Opportunities is BlackRock Financial Management, Inc.

60

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
  BlackRock Aurora Portfolio
  BlackRock Capital Appreciation Portfolio
  BlackRock Small/Mid-Cap Growth Portfolio
  BlackRock Global Opportunities Portfolio
  BlackRock Global Resources Portfolio

Written Correspondence:
c/o PNC Global Investment
Servicing (U.S.) Inc.
P.O. Box 9819
Providence, RI 02940-8019

Overnight Mail:
c/o PNC Global Investment
Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISOR
(To Global Opportunities Portfolio)
BlackRock Financial Management
40 East 52nd Street
New York, NY 10022

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800)537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM c/o PNC Global Investment Servicing (U.S.) Inc. PO Box 9819 Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM c/o PNC Global Investment Servicing (U.S.) Inc. 101 Sabin Street Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-19200-0109-SVC

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Exchange Portfolio

BlackRock Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or
disapproved these securities or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Fund Overview	Key facts and details about the Fund including investment objectives, risk factors, fee and expense information, and historical performance information
	Key Facts About the Fund	4
	Risk/Return Information	6
	Expenses and Fees	7

Details About the Fund	How the Fund Invests	8
	Investment Risks	9

Account Information	Information about account services, sales charges & waivers, shareholder transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	11
	How to Buy, Sell and Transfer Shares	11
	Fund’s Rights	13
	Short-Term Trading Policy	13
	Redemption Fee	14
	Distribution and Service Payments	15

Management of the Fund	Information about BlackRock and the Portfolio Manager
	BlackRock	16
	Portfolio Manager Information	17
	Conflicts of Interest	17
	Valuation of Fund Investments	18
	Dividends, Distributions and Taxes	19

Financial Highlights	Financial Performance of the Fund	20

General Information	Shareholder Documents	21
	Certain Fund Policies	21
	Statement of Additional Information	22

Glossary	Glossary of Investment Terms	23

For More Information	The Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About the Fund

This prospectus provides information about the BlackRock Exchange Portfolio, one portfolio of BlackRock FundsSM (the “Trust”). The Exchange Portfolio is referred to in this prospectus as the “Fund” or “Exchange Portfolio.” Shares of the Fund are not currently offered to the public.

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The Fund has changed its fiscal year end to December 31.

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The investment objective of the Exchange Portfolio is long-term growth of capital and consequent long-term growth of income.

What are the Fund’s main investment strategies?

Under normal circumstances, the Exchange Portfolio invests largely in a diversified and supervised portfolio of common stocks or convertible securities, believed by management to have growth potential over the years. In pursuing the Fund’s investment objective, the Fund management team seeks to minimize the recognition of capital gains.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Buy and Hold Strategy Risk — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

For additional information about the Exchange Portfolio’s risks, see “Investment Risks” below.

4

Who should invest?

The Exchange Portfolio may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of investments to complement your total investment portfolio

  Are willing to accept the risks of price fluctuations and volatile market conditions in order to seek long-term capital appreciation

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

  Are not looking for a significant amount of current income

  Want to minimize capital gains

5

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Exchange Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Exchange Portfolio in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund.

The chart and table shown below give you a picture of the Exchange Portfolio’s long-term performance for BlackRock Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

BlackRock Shares
ANNUAL TOTAL RETURNS
Exchange Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.01% (quarter ended June 30, 2003) and the lowest return for a quarter was -21.35% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Exchange Portfolio — BlackRock Shares
Return Before Taxes[1]	-31.50%	-0.72%	-0.35%
Return After Taxes on Distributions[1]	-31.63%	-0.98%	-0.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-20.14%	-0.65%	-0.43%

S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%

1   Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables below describe the fees and expenses that you may pay if you buy and hold BlackRock Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	BlackRock Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	BlackRock Shares

Management Fee	0.50%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	—%

Total Annual Fund Operating Expenses	0.65%

Fee Waivers and Expense Reimbursements[2]	(0.05%)

Net Annual Fund Operating Expenses[2]	0.60%

1	Acquired Fund fees and expenses were less than 0.01% for the Fund’s last fiscal year.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% of average daily net assets until February 1, 2010. See the “Management of the Fund—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

BlackRock Shares	$61	$203	$357	$806

7

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of the Exchange Portfolio is to provide long-term growth of capital and consequent long-term growth of income.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Exchange Portfolio, such as:

  identifying companies and industries that appear to have higher potential for long-term growth;

  identifying companies that are fundamentally sound with strong management, superior earnings growth prospects and attractive relative valuations; and

  identifying companies that exhibit stable growth and accelerated earnings.

The Fund generally follows a buy-and-hold approach in which turnover and corresponding capital gains are minimized. The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a fundamental change in the company’s underlying business or a significant deterioration in growth prospects.

Primary Investment Strategies

Under normal market conditions, the Exchange Portfolio invests largely in a diversified and supervised portfolio of common stocks or convertible securities, believed by management to have growth potential over the years. In pursuing the Fund’s investment objective, the Fund management team seeks to minimize the recognition of capital gains.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE EXCHANGE PORTFOLIO

The Exchange Portfolio is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA, and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Fund:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  Money Market Securities — As part of its normal operations, the Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

8

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or through a forward commitment or on a delayed delivery basis involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund may temporarily invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s main investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial conditions of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

9

Buy and Hold Strategy Risk — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

10

Account Information

How to Choose the Share Class that Best Suits Your Needs

Shares of the Exchange Portfolio are currently not available.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the BlackRock Shares class of the Fund.

BlackRock Shares

Availability	Shares of the Fund are currently not available.

Minimum Investment	N/A.

Initial Sales Charge?	N/A.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares of this Fund or any other BlackRock Fund through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of shares of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

11

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Acquire additional shares by	All dividends and capital gains distributions are automatically
Investment	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 537-4942, or contact your financial professional (if your account is not held directly with BlackRock).

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. The price of your shares is based on the next calculation
Shares	intermediary submit your	of the net asset value after your order is placed. For your redemption
	sales order	request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the
Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the close of business on the next business day.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Method of Redeeming
	with BlackRock	Redeem in Writing: Redemption requests must be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.), P.O.
Box 9819, Providence, RI 02940. A medallion signature guarantee will be required on all requests. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for wiring redemption payments with respect to BlackRock Shares is imposed by the Fund.

Shares can be redeemed by Federal wire transfer to a single
previously designated bank account. You are responsible for any additional charges imposed by your bank for this service.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

12

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third-party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts

13

typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Redemption Fee

Exchange Portfolio does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

14

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

In accordance with the Plan, BlackRock shares currently do not make such payments.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) pursuant to the Plan and fees that the Fund pays to its Transfer Agent, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

15

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly at an annual rate (as a percentage of average daily net assets) of 0.50%.

BlackRock has agreed contractually to cap net expenses for the Exchange Portfolio (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) at the levels shown in the Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets at an annual rate of 0.48%.

A discussion of the basis for the Board’s approval of the Fund’s Management Agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

16

Portfolio Manager Information

Information regarding the portfolio manager(s) of the Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Exchange Portfolio is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA, and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Jeffrey R. Lindsey, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 2005;
	management of the Fund’s portfolio		Managing Director at State Street Research &
	including setting the Fund’s overall		Management Company (“SSRM”) from 2002 to
	investment strategy and overseeing		2006; Chief Investment Officer-Growth at SSRM
	the management of the Fund		from 2003 to 2006.

Edward P. Dowd	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 2006
	management of the Fund’s portfolio		and a member of BlackRock’s Fundamental Large
	including setting the Fund's overall		Cap Growth Equity Team; Vice President of
	investment strategy and overseeing		SSRM from 2002 to 2005.
the management of the Fund

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including, BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock Inc.’s significant shareholder, Merrill Lynch and its affiliates, including BAC (each a “BAC Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or BAC Entity and of other accounts managed by an Affiliate or BAC Entity and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or BAC Entity provides or may some day provide research coverage. An Affiliate or BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants

17

or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

18

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, at least annually. The Fund's current practice is to retain long-term capital gains, if any, and to pay Federal taxes thereon at corporate capital gains tax rates on behalf of shareholders. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If the Fund retains and pays tax on its long-term capital gains, it will pass through this gain to shareholders, who will include their proportionate shares of the gain in income. Shareholders may claim their proportionate shares of the tax paid by the Fund as a credit against their tax liability or as a refund, and may increase their tax bases in their Fund shares by the excess of the gain they included in income over the tax they were deemed to have paid.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

19

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Year Ended September 30,			Period January 1, 2005 to September 30, 2005	Year Ended December 31,
	2008	2007	2006		2004[1]	2003

Per Share Operating Performance

Net asset value, beginning of period	$676.66	$575.50	$533.63	$520.73	$490.99	$411.01

Net investment income	8.07 [2]	6.21 [2]	6.63 [2]	4.10 [2]	7.61	5.40

Net realized and unrealized gain (loss)	(105.98)	100.52	41.58	11.80	29.63	80.08

Dividends from net investment income	(6.49)	(5.57)	(6.34)	(3.00)	(7.50)	(5.50)

Net asset value, end of period	$572.26	$676.66	$575.50	$533.63	$520.73	$490.99

Total Investment Return

Based on net asset value	(14.56)%	18.62%	9.06%	3.10%[3]	7.63%	20.89%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	0.60%	0.60%	0.60%	0.60%[4]	0.61%	0.59%

Total expenses	0.65%	0.65%	0.67%	0.71%[4]	0.61%	0.59%

Net investment income	1.28%	0.99%	1.20%	1.06%[4]	1.47%	1.20%

Supplemental Data

Net assets, end of period (000)	$238,201	$313,012	$293,551	$292,516	$299,352	$309,699

Portfolio turnover	0%	1%	0%	0%	4%	5%

1	During the year ended December 31, 2004, the manager reimbursed the Fund as part of an internal review regarding the use of fund brokerage commissions. These payments increased net realized and unrealized gain on investments per share by $0.17 and increased total return by 0.04%.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Annualized.

20

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third-parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

21

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

22

Glossary

Glossary of Investment Terms

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing the Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

23

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
    BlackRock Exchange Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, RI 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
 PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-EX-BLK-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Small Cap Value Equity Portfolio

BlackRock Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Overview	Key facts and details about the Fund including investment objectives, risk
	factors, fee and expense information, and historical performance information
	Key Facts About the Fund	4
	Risk/Return Information	6
	Expenses and Fees	7

Details About the Fund	How the Fund Invests	8
	Investment Risks	9

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	12
	How to Buy, Sell and Transfer Shares	12
	Fund’s Rights	16
	Short-Term Trading Policy	16
	Redemption Fee	17
	Distribution and Service Payments	18

Management of the Fund	Information about BlackRock and the Portfolio Managers
	BlackRock	20
	Portfolio Manager Information	21
	Conflicts of Interest	21
	Valuation of Fund Investments	22
	Dividends, Distributions and Taxes	23

Financial Highlights	Financial Performance of the Fund	24

General Information	Shareholder Documents	25
	Certain Fund Policies	25
	Statement of Additional Information	26

Glossary	Glossary of Investment Terms	27

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About the Fund

This prospectus provides information about the BlackRock Small Cap Value Equity Portfolio, one portfolio of BlackRock FundsSM (the “Trust”). The Small Cap Value Equity Portfolio is referred to in this prospectus as the “Fund” or “Small Cap Value Equity.”

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Fund and your rights as a shareholder. Terms in bold face type in the text are defined in the Glossary section.

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

4

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

5

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for BlackRock Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The BlackRock Shares were launched in April 2004. The performance of BlackRock Shares for the period before they were launched is based on the performance of Institutional Shares adjusted to reflect the class specific fees applicable to BlackRock Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

BlackRock Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.84% (quarter ended June 30, 2003) and the lowest return for a quarter was -25.60% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — BlackRock Shares
Return Before Taxes[1]	–35.07%	–1.26%	3.38%
Return After Taxes on Distributions[1]	–35.12%	–4.69%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.73%	–1.58%	2.12%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below describe the fees and expenses that you may pay if you buy and hold BlackRock Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	BlackRock Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	BlackRock Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.45%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.26%

Fee Waivers and Expense Reimbursements[2]	(0.15)%

Net Annual Fund Operating Expenses[2]	1.11%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Fund — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

BlackRock Shares	$113	$385	$677	$1,509

7

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.5 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE SMALL CAP VALUE EQUITY PORTFOLIO

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Fund:

In addition to the main strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

  Money Market Securities — As part of its normal operations, the Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

8

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s main investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

  Illiquid Securities Risk — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  “New Issues Securities” — The Fund may invest in shares of companies through initial public offerings.

  Affiliated Money Market Funds — The Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Value Investing Style Risk — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value

9

may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

10

“New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

11

Account Information

How to Choose the Share Class that Best Suits Your Needs

Small Cap Value Equity currently offers multiple share classes (BlackRock Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the BlackRock Share class of the Fund.

BlackRock Shares

Availability	BlackRock Shares are offered without a sales charge to institutional investors, registered investment advisers and certain fee-based programs and qualified employee benefit plans.

Minimum Investment	•$5 million for institutions and individuals.
•There is no minimum initial investment requirement for fee-based programs with an annual fee of at least 0.55% or certain qualified employee benefit plans.
•BlackRock Shares are available to clients of registered investment advisers who have
$250,000 invested in the Fund.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	Annual service fee of 0.25%.

Redemption Fees?	2.00%.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares of this Fund or any other BlackRock Fund through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

12

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the section above, “How to
	your investment	Choose the Share Class that Best Suits Your Needs” of this
prospectus.

The Fund has lower investment minimums for other categories of shareholders eligible to purchase BlackRock Shares, including selected fee-based programs.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

Add to Your	Purchase additional shares	There is no minimum investment amount for additional purchases.
Investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 537-4942 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for BlackRock Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 537-4942, or contact your financial professional (if your account is not held directly with BlackRock).

13

How to Buy Shares

	Your Choices	Important Information for You to Know

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by your financial professional or financial intermediary, but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

How to Sell Shares

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional submit your	professional. The price of your shares is based on the next calculation
Shares	sales order	of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

14

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Redeem in Writing: Redemption requests may be sent in proper form
Redemption of	with BlackRock (continued)	to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
Shares (continued)		P.O. Box 9819, Providence, RI 02940. Under certain circumstances a medallion signature guarantee will be required. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund. No charge for wiring redemption payments with respect to BlackRock Shares is imposed by the Fund.

Shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Intermediary	financial intermediary	services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

15

Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third-party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts

16

typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Redemption Fee

Small Cap Value Equity charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is for the benefit of the remaining shareholders of the Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through the Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders; and

  certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Fund reserves the right to modify or eliminate these waivers at any time.

17

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) or their respective affiliates) (each a “Financial Intermediary”) for providing support services to its customers who own BlackRock Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of BlackRock Shares of the Fund. All Small Cap Value Equity BlackRock Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own BlackRock Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in BlackRock Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

18

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees that the Fund pays to PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”) BlackRock. on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

19

Management of the Fund

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

The maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

BlackRock has agreed contractually to cap net expenses for Small Cap Value Equity (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s “Annual Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock management fees, net of any applicable waiver, at an annual rate of 0.43% of the Fund’s average daily net assets.

A discussion of the basis for the Board’s approval of the Fund’s Management Agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

20

Portfolio Manager Information

Information regarding the portfolio manager(s) of the Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Wayne J. Archambo, CFA	Responsible for the day-to-day	2007	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2002; Founding Partner and Portfolio Manager
	including setting the Fund’s overall		of Boston Partners Asset Management, L.P. from
	investment strategy and overseeing		1995 to 2002.
the management of the Fund

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund’s portfolio		2005; Equity Analyst at Independence
	including setting the Fund’s overall		Investment LLC from 2000 to 2001; Principal at
	investment strategy and overseeing		Boston Partners Asset Management L.P. from
	the management of the Fund		1997 to 2000.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others

21

who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing the Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

22

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, financial intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning after January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

23

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

		Year Ended September 30,			Period April 12, 2004[1] to September 30, 2004

	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$11.83	$13.46	$15.16	$15.23	$16.02

Net investment income[2]	0.03	0.04	0.00[3]	0.02	0.00[3]

Net realized and unrealized gain (loss)	(1.75)	1.27	1.21	2.90	(0.79)

Net increase (decrease) from investment operations	(1.72)	1.31	1.21	2.92	(0.79)

Dividends and distributions from:

Net investment income	—	(0.29)	(0.17)	—	—

Tax return of capital	(0.29)	—	—	—	—

Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	—

Total dividends and distributions	(1.80)	(2.94)	(2.91)	(2.99)	—

Redemption fees added to paid-in capital[3]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.31	$11.83	$13.46	$15.16	$15.23

Total Investment Return

Based on net asset value[4]	(16.96)%	9.90%	9.61%	20.60%	(4.93)%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.10%	1.08%	1.10%	1.07%	1.10%[6]

Total expenses	1.25%	1.10%	1.12%	1.08%	1.33%[6]

Net investment income (loss)	0.33%	0.32%	(0.01)%	0.16%	(0.17)%[6]

Supplemental Data

Net assets, end of period (000)	$3,046	$4,929	$4,454	$5,162	$4,787

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

24

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third-parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third-parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

25

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

26

Glossary

Glossary of Investment Terms

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Equity Securities — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fixed Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell 2000® Value Index — an index that measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — all stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

27

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional fees and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees are paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

28

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
   BlackRock Small Cap Value Equity Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, RI 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-BLK-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio
BlackRock U.S. Opportunities Portfolio

Class R Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock All-Cap Global Resources Portfolio	4
	BlackRock Asset Allocation Portfolio	9
	BlackRock Capital Appreciation Portfolio	14
	BlackRock Global Opportunities Portfolio	18
	BlackRock Global Resources Portfolio	23
	BlackRock Health Sciences Opportunities Portfolio	27
	BlackRock International Opportunities Portfolio	31
	BlackRock Mid-Cap Value Equity Portfolio	35
	BlackRock Small Cap Core Equity Portfolio	38
	BlackRock Small Cap Growth Equity Portfolio	41
	BlackRock Small Cap Value Equity Portfolio	44
	BlackRock U.S. Opportunities Portfolio	48

Details About the Funds	How Each Fund Invests	51
	Investment Risks	64

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	71
	How to Buy, Sell, and Transfer Class R Shares	72
	Funds’ Rights	75
	Short-Term Trading Policy	75
	Redemption Fee	76
	Distribution and Service Payments	77

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	79
	Portfolio Manager Information	82
	Conflicts of Interest	86
	Valuation of Fund Investments	87
	Dividends, Distributions and Taxes	88

Financial Highlights	Financial Performance of the Funds	89

General Information	Shareholder Documents	101
	Certain Fund Policies	101
	Statement of Additional Information	102

Glossary	Glossary of Investment Terms	103

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about twelve portfolios of BlackRock FundsSM (the “Trust”): BlackRock All-Cap Global Resources Portfolio, BlackRock Asset Allocation Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Opportunities Portfolio, BlackRock Global Resources Portfolio, BlackRock Health Sciences Opportunities Portfolio, BlackRock International Opportunities Portfolio, BlackRock Mid-Cap Value Equity Portfolio, BlackRock Small Cap Core Equity Portfolio, BlackRock Small Cap Growth Equity Portfolio, BlackRock Small Cap Value Equity Portfolio and BlackRock U.S. Opportunities Portfolio. The portfolios are collectively referred to in this prospectus as the “Funds.” Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the sub-adviser to BlackRock Asset Allocation Portfolio and BlackRock Global Opportunities Portfolio, BlackRock Financial Management, Inc. (“BFM”) and to the sub-adviser to BlackRock International Opportunities Portfolio, BlackRock International, Ltd. (“BIL”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the section for any particular Fund to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary.

BlackRock All-Cap Global Resources Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock All-Cap Global Resources Portfolio (“All-Cap Global Resources”) is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

All-Cap Global Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. It expects to invest primarily in developed markets, but may also invest in emerging markets.

In selecting investments, All-Cap Global Resources looks for companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market. These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

4

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and

5

sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

For additional information about All-Cap Global Resources’ risks, see “Investment Risks” below.

Who should invest?

All-Cap Global Resources may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

6

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of All-Cap Global Resources’ long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.28% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.79% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in All-Cap Global Resources. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
All-Cap Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 28.89% (quarter ended June 30, 2008) and the lowest return for a quarter was –39.62% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	Since Inception[1]

BlackRock All-Cap Global Resources Portfolio — Investor A
Return Before Taxes[2]	–55.59%	–0.99%
Return After Taxes on Distributions[2]	–56.73%	–1.90%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–34.66%	–0.79%

Lipper Natural Resources Funds Index
(Reflects no deduction for fees, expenses or taxes)	–47.82%	0.44%

S&P 500® Index

(Reflects no deduction for fees, expenses or taxes)	–37.00%	–5.40%

[1]	The Fund commenced operations February 16, 2005.

[2]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of All-Cap Global Resources. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.54%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.79%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.79%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.78% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in All-Cap Global Resources with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$182	$563

8

BlackRock Asset Allocation Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Asset Allocation Portfolio (“Asset Allocation”) is to seek to maximize total return, consistent with income generation and prudent investment management.

What are the Fund’s main investment strategies?

The Fund primarily buys common stock but can also invest in preferred stock, convertible securities and certain derivative securities. The fixed income investment management team selects bonds from several sectors. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in junk bonds or non-dollar denominated bonds or bonds of emerging market issuers.

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. The Fund intends to remain diversified across categories, but it has wide flexibility in the relative weightings given to each category.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk”. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

9

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

10

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Asset Allocation’s risks, see “Investment Risks” below.

Who should invest?

Asset Allocation may be an appropriate investment for you if you:

  Are investing with long-term goals, but also seek some current income

  Want a professionally managed portfolio without the administrative burdens of direct investments in equity and debt securities

  Are willing to accept the risk that the value of your investment may decline in order to seek the highest total investment return

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek high total investment return

  Are prepared to receive taxable distributions of ordinary income and capital gains

11

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Asset Allocation Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Fund. Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Asset Allocation’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.28% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event that Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.70% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%), recognized unmanaged indices of stock and bond market performance, respectively. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The performance of Investor A Shares prior to January 31, 2005 is based on the performance of the A Shares of the SSR Fund.

Investor A Shares
ANNUAL TOTAL RETURNS
Asset Allocation
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 16.29% (quarter ended December 31, 2001) and the lowest return for a quarter was –13.17% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Asset Allocation Portfolio — Investor A
Return Before Taxes[1]	–30.75%	–0.39%	2.84%
Return After Taxes on Distributions[1]	–31.20%	–1.54%	1.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–19.59%	–0.43%	1.87%

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index[2]
(Reflects no deduction for fees, expenses or taxes)	–22.05%	0.71%	1.69%

[1]	Includes all applicable fees and sales charges.

[2]	This index was formerly known as Lehman Brothers U.S. Aggregate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

12

Expenses and Fees

As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Asset Allocation. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.58%

Interest Expense	0.04%

Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	1.70%

Fee Waivers and Expense Reimbursements[1]	—%

Net Annual Fund Operating Expenses[1]	1.70%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.76% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Asset Allocation with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$173	$536

13

BlackRock Capital Appreciation Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Capital Appreciation Portfolio (“Capital Appreciation”) is long-term capital appreciation. In other words, Capital Appreciation tries to choose investments that will increase in value over an extended period of time.

What are the Fund’s main investment strategies?

Under normal circumstances, Capital Appreciation invests at least 80% of its total assets in common and preferred stock of mid- and large-size companies and convertible securities.

The Fund seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

The Fund intends to buy and hold securities to allow it to capture long-term gains. However, the Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, or there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, a less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predicable price changes than the securities of larger capitalization companies.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Buy-and-Hold Strategy — Because of the Fund’s emphasis on buying and holding securities and minimizing capital gains, the Fund may hold various stocks through adverse markets without an obligation to sell them.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

14

For additional information about Capital Appreciation’s risks, see “Investment Risks” below.

Who should invest?

  Capital Appreciation may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio of equity securities of mid- and large-size companies to complement your total investment portfolio

  Are looking for exposure to industries that appear to offer higher potential for long-term growth

  Are willing to accept the risks of price fluctuations and volatile market conditions in order to seek long-term capital appreciation

  Are not looking for a significant amount of current income

15

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Legacy Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the Fund. Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Capital Appreciation’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this Prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this Prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.35% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.71% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Capital Appreciation
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 18.27% (quarter ended December 31, 1999) and the lowest return for a quarter was –22.93% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Capital Appreciation Portfolio — Investor A
Return Before Taxes[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions[1]	–39.88%	–2.97%	–2.09%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.92%	–2.50%	–1.75%

Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	–3.42%	–4.27%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

16

Expenses and Fees

As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Capital Appreciation. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.65%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.55%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.71%

Fee Waivers and Expense Reimbursements[1]	—%

Net Annual Fund Operating Expenses[1]	1.71%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.94% of average daily net assets until February 1, 2010. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Capital Appreciation with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$ 174	$ 539

17

BlackRock Global Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Global Opportunities Portfolio (“Global Opportunities”) is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. (i.e., a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.).

The Fund may also invest up to 25% of its total assets in global fixed income securities, including emerging market debt. The Fund’s fixed income investments may include corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (junk bonds). From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs). The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return. With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock, certain derivative securities and convertible securities.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

18

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

  Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

  Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

  Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” and “extension risk”. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

19

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about Global Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Global Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed portfolio investing in the securities of a variety of countries and of any market capitalization as part of your total investment portfolio

  Are willing to accept the risks associated with investments in both equity and debt securities, including high yield and emerging market debt securities

  Are looking for exposure to a variety of foreign markets, including emerging markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

20

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Global Opportunities long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.62% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 2.01% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Opportunities. The table compares the Fund’s performance to that of the S&P Global Broad Market Index (BMI), a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.78% (quarter ended June 30, 2007) and the lowest return for a quarter was –21.57% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	Since Inception[1]

BlackRock Global Opportunities Portfolio — Investor A
Return Before Taxes[2]	–41.98%	–8.17%
Return After Taxes on Distributions[2]	–41.98%	–8.62%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–27.29%	–6.94%

S&P Global Broad Market Index (Reflects no deduction for fees, expenses or taxes)	–42.41%	–9.60%

[1]	The Fund commenced operations on January 31, 2006.

[2]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

21

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Global Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.75%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.74%

Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	2.01%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	2.01%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 3.59% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Global Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$ 204	$ 630

22

BlackRock Global Resources Portfolio

What is the Fund’s investment objective?

The investment objective of Global Resources is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Global Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

In selecting investments, Global Resources looks for companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market. These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. While the Fund tends to emphasize smaller companies, from time to time it may emphasize companies of other sizes.

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

  Commodities Market Risk — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

23

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

For additional information about Global Resources’ risks, see “Investment Risks” below.

Who should invest?

Global Resources may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in natural resource-related securities as part of your total investment portfolio

  Are willing to accept the risks and volatility associated with investment in the natural resource sector

  Are looking for exposure to a variety of foreign markets

  Are willing to accept the risks of foreign investing in order to seek long-term growth of capital

  Are not looking for a significant amount of current income

24

Risk/Return Information

On January 31, 2005, Global Resources reorganized with the State Street Research Global Resources Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Global Resources in exchange for shares of Global Resources, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as Global Resources. Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Global Resources’ long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.27% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.78% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Global Resources. The table compares the Fund’s performance to those of the S&P 500® Index, a recognized unmanaged index of stock market performance which focuses on the large-cap segment of the market with over 80% coverage of U.S. equities, and Lipper Natural Resources Funds Index, an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Global Resources
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 45.48% (quarter ended June 30, 2008) and the lowest return for a quarter was –44.58% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Global Resources Portfolio — Investor A
Return Before Taxes[1]	–55.84%	7.29%	17.31%
Return After Taxes on Distributions[1]	–58.09%	4.05%	15.46%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–33.40%	7.01%	16.18%

Lipper Natural Resources Funds Index
(Reflects no deduction for fees, expenses or taxes)	–47.82%	8.39%	9.25%

S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

25

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Global Resources. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.53%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.78%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.78%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.88% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Global Resources with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$181	$560

26

BlackRock Health Sciences Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities”) was re-opened to new investors on January 1, 2009. Fund management will continue to monitor market conditions and other relevant factors and may determine to close Health Sciences Opportunities to new investors in the future.

What is the Fund’s investment objective?

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

What are the Fund’s main investment strategies?

Health Sciences Opportunities invests at least 80% of total assets in securities of companies in health sciences and related industries. Such securities may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, as well as debt securities and securities of smaller capitalization companies.

From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

  Healthcare-Related Securities Risk — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

27

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Concentration Risk — The Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

For additional information about Health Sciences Opportunities’ risks, see “Investment Risks” below.

Who should invest?

Health Sciences Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Are looking for a professionally managed portfolio to add to your investments that will increase your allocation to the healthcare sector

  Are willing to accept the risks associated with a sector strategy versus a more diversified investment strategy

  Are looking for an investment portfolio that includes exposure to healthcare companies in a variety of foreign markets in addition to U.S. investments and are willing to accept the risks of foreign investing

  Are willing to accept the risk that the value of your investment may decline in order to seek long term capital appreciation

  Are not looking for a significant amount of current income

28

Risk/Return Information

On January 31, 2005, the Fund reorganized with the State Street Research Health Sciences Fund (the SSR Fund). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table on the next page show performance information for the SSR Fund, which had substantially similar investment goals and strategies as the Fund. Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Health Sciences Opportunities’ long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.39% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.81% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the performance to that of the Russell 3000® Health Care Index and the S&P 500® Index, both of which are recognized unmanaged indices of stock market performance, and the Lipper Health/Biotechnology Fund Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If certain expenses had not been waived or reimbursed during these periods, returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Health Sciences Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 34.69% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.30% (quarter ended June 30, 2002).

			Since
As of 12/31/08	1 Year	5 Years	Inception[1]

BlackRock Health Sciences Opportunities Portfolio — Investor A
Return Before Taxes[2]	–23.56%	5.91%	12.58%
Return After Taxes on Distributions[2]	–25.01%	4.97%	11.50%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–14.18%	4.83%	10.71%

Lipper Health/Biotechnology Fund Index
(Reflects no deduction for fees, expenses or taxes)	–22.99%	1.06%	3.85%

Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)	–22.97%	–0.99%	–0.36%

S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	–37.00%	–2.19%	–1.38%

[1]	The Fund commenced operations on December 21, 1999

[2]	Includes all applicable fees and sales charges.

29

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Health Sciences Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.74%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.54%

Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	1.81%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.81%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.81% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Health Sciences Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$184	$569

30

BlackRock International Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock International Opportunities Portfolio (“International Opportunities”) is to seek long-term capital appreciation.

What are the Fund’s main investment strategies?

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. (i.e., a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.). The Fund will allocate its assets among various regions and countries, including the U.S. (but in no fewer than three different countries). The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Fund primarily buys common stock but can also invest in preferred stock, certain derivative securities and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  Governmental Supervision and Regulation/Accounting Standards Risk — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. They also may not have laws to protect investors comparable to the U.S. securities laws.

  Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

  Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

  Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies, and may depend on a small number of key personnel.

31

  Foreign Currency Transactions Risk — Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about International Opportunities’ risks, see “Investment Risks” below.

Who should invest?

International Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed non-diversified portfolio investing in foreign securities as part of your total investment portfolio

  Are willing to accept the increased price volatility, currency fluctuations and other risks associated with investment in foreign markets

  Are seeking to diversify your investment portfolio to include foreign equity securities

  Are not looking for a significant amount of current income

32

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of the International Opportunities’ long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.62% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 2.10% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Ex-U.S. Broad Market Index (BMI) and the S&P Extended Market Index Global Ex-U.S., each a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
International Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 81.64% (quarter ended December 31, 1999) and the lowest return for a quarter was –24.50% (quarter ended September 30, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock International Opportunities Portfolio — Investor A
Return Before Taxes[1]	–46.31%	6.30%	13.89%
Return After Taxes on Distributions[1]	–46.13%	4.93%	12.74%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–29.91%	5.71%	12.39%

S&P Extended Market Index Global Ex-U.S.[2]	–49.85%	3.07%	4.62%

S&P Global Ex-U.S. Broad Market Index (BMI)[3]	–45.89%	3.15%	2.92%

[1]	Includes all applicable fees and sales charges.

[2]	Until October 1, 2008 this index was called the S&P/Citigroup Extended Market Index Global Ex-U.S.

[3]	Until October 1, 2008, this index was called the S&P/Citigroup Broad Market Index Global Ex-U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

33

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of the International Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	1.00%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.58%

Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	2.10%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	2.10%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.12% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in International Opportunities with the cost of investing in other mutual Funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$213	$658

34

BlackRock Mid-Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”) is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Mid-Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Value Investing Style Risk — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Mid-Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

35

Risk/Return Information

On January 31, 2005, Mid-Cap Value Equity reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to Mid-Cap Value Equity in exchange for shares of Mid-Cap Value Equity, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as Mid-Cap Value Equity. Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Mid-Cap Value Equity’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.26% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.85% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Mid-Cap Value Equity. The table compares the Fund’s performance to that of the Russell Midcap® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Mid-Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.18% (quarter ended December 31, 2001) and the lowest return for a quarter was –25.07% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–41.91%	–0.33%	4.32%
Return After Taxes on Distributions[1]	–41.99%	–2.45%	2.22%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–27.14%	–0.68%	2.92%

Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	0.33%	4.45%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

36

Expenses and Fees

As a shareholder, you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Mid-Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.80%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.54%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.85%

Fee Waivers and Expense Reimbursements[1]	—%

Net Annual Fund Operating Expenses[1]	1.85%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.98% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$188	$582

37

BlackRock Small Cap Core Equity Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”) is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Core Equity normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Small Cap Core Equity’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

38

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Small Cap Core Equity Portfolio’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.78% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 2.15% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance will vary and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Core Equity
As of 12/31

[1]	Performance of the Fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

During the period shown in the bar chart, the highest return for a quarter was 25.44% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.09% (quarter ended December 31, 2008).

			Since
As of 12/31/08	1 Year	5 Years	Inception[2]

BlackRock Small Cap Core Equity Portfolio — Investor A
Return Before Taxes[1]	–39.32%	–1.73%	3.63%
Return After Taxes on Distributions[1]	–39.32%	–2.20%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.56%	–1.44%	3.13%

Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	–33.79%	–0.93%	1.60%

[1]	Includes all applicable fees and sales charges.

[2]	Inception date is January 2, 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Class R Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

39

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Small Cap Core Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees (Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	1.00%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.64%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	2.15%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	2.15%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.19% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Core Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$218	$673

40

BlackRock Small Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity”) is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index during the most recent 365-day period. For the 365 days ended December 31, 2008, the range of market capitalizations of companies in the Russell 2000® Growth Index was (approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small capitalization companies using a different index or classification system. Small Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Growth Investing Style Risk — Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

For additional information about Small Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

41

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Small Cap Growth Equity Portfolio’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.19% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.61% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 49.23% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.84% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Growth Equity Portfolio — Investor A
Return Before Taxes[1]	–43.22%	–1.97%	–0.22%
Return After Taxes on Distributions[1]	–43.22%	–1.97%	–1.58%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–28.09%	–1.67%	–0.64%

Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.54%	–2.35%	–0.76%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

42

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Small Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.55%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.61%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.61%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.67% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$164	$508

43

BlackRock Small Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock Small Cap Value Equity Portfolio (“Small Cap Value Equity”) is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund May invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Value Investing Style Risk — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

44

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

  Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long-term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

45

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.45% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 1.72% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in Small Cap Value Equity. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended June 30, 2003) and the lowest return for a quarter was –25.82% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — Investor A
Return Before Taxes[1]	–38.78%	–2.57%	2.53%
Return After Taxes on Distributions[1]	–38.83%	–6.01%	–0.41%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.16%	–2.65%	1.43%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

46

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of Small Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.66%

Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.72%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.72%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.81% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$175	$542

47

BlackRock U.S. Opportunities Portfolio

What is the Fund’s investment objective?

The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”) is to provide long-term capital appreciation.

What are the Fund’s main investment strategies?

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock, certain derivative securities and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund management uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor may change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value [and earnings estimate revisions.]

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a small number of key personnel.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

For additional information about U.S. Opportunities’ risks, see “Investment Risks” below.

Who should invest?

U.S. Opportunities may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of U.S. emerging capitalization investments

  Are willing to accept the risks of investing in U.S. small and mid-cap companies in order to seek long-term capital growth

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

48

Risk/Return Information

Since Class R Shares of the Fund have no performance history, the chart and table shown below give you a picture of U.S. Opportunities’ long-term performance for Investor A Shares. Although the chart and table show returns for Investor A Shares which are not offered in this prospectus, Investor A Shares would have substantially similar annual returns as the Class R Shares offered in this prospectus because Investor A Shares and Class R Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Investor A and Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of the Fund are estimated to have expenses of 1.63% of average daily net assets (after waivers and reimbursements) for the current fiscal year and, in the event Class R Shares are issued, Class R Shares of the Fund would be expected to have expenses of 2.19% of average daily net assets (after waivers and reimbursements) for the current fiscal year. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P U.S. MidSmall Cap Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

In December 2002, the Fund changed its primary investment strategies and, therefore, the Fund’s performance prior to that date does not reflect the Fund’s current investment style.

Investor A Shares
ANNUAL TOTAL RETURNS
U.S. Opportunities
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 69.16% (quarter ended December 31, 1999) and the lowest return for a quarter was –25.58% (quarter ended September 30, 2001).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Opportunities Portfolio — Investor A
Return Before Taxes[1]	–38.62%	3.37%	10.30%
Return After Taxes on Distributions[1]	–38.62%	3.37%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.10%	2.89%	8.13%

S&P U.S. MidSmall Cap Index[2]	–39.64%	–1.06%	3.70%

[1]	Includes all applicable fees and sales charges.

[2]	Until October 1, 2008, this index was called the S&P/Citigroup Extended Market Index U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for Class R Shares will vary from those shown for Investor A Shares.

49

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Class R Shares of U.S. Opportunities. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Class R Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption
proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Class R Shares

Management Fee	1.10%

Distribution and/or Service (12b-1) Fees	0.50%

Other Expenses	0.56%

Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	2.19%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	2.19%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Class R Shares Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.32% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in U.S. Opportunities with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expenses as reported in the fee table) would be:

	1 Year	3 Years

Class R Shares	$222	$685

50

Details About the Funds

How Each Fund Invests

BlackRock All-Cap Global Resources Portfolio Investment Goal

The investment objective of All-Cap Global Resources is to provide long-term growth of capital.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for All-Cap Global Resources, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions

51

generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ALL-CAP GLOBAL RESOURCES

All-Cap Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Asset Allocation Portfolio

Investment Goal

The investment objective of Asset Allocation is to seek to maximize total return, consistent with income generation and prudent investment management.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Asset Allocation, such as:

  Utilizing a combination of quantitative and fundamental analysis to evaluate the relative attractiveness of various segments in the equity universe, defined by style, capitalization range and geographic location;

  Reviewing and allocating varying percentages of the Fund to equity investment management team members responsible for security selection within these distinctive disciplines, including stocks of large, middle and small capitalization companies, companies that appear to be trading below their true worth, companies with significant growth opportunities, and firms in specialized sectors and international companies;

  Engaging in bottom-up security selection within each discipline that, in turn, drives sector and industry weightings as well as average market capitalization; and

  Assessing each stock’s changing characteristics relative to its contribution to portfolio risk within that discipline and selling the stock when it no longer offers an appropriate return-to-risk trade-off

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. Drawing on its analysis of financial trends and market conditions, Fund management monitors and adjusts those allocations from time to time. The Fund has wide flexibility in the relative weightings given to each category; however, it intends to remain diversified across categories. The Fund measures its performance against a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Index (40%).

With respect to its equity investments, the Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The fixed income investment management team evaluates sectors of the bond market and individual securities within these sectors. The fixed income investment management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Securities are purchased for the Fund when the fixed income management team believes that they have the potential for above-average total return. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in any combination of non-investment grade bonds (junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be determined by the fixed

52

income investment management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. A security will be sold if, in the opinion of the fixed income investment management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

As part of its normal operations, the Fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.

ABOUT THE PORTFOLIO MANAGER OF ASSET ALLOCATION

Philip Green is the portfolio manager of Asset Allocation and is primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio manager.

BlackRock Capital Appreciation Portfolio

Investment Goal

The investment objective of Capital Appreciation is to provide long-term growth of capital.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Capital Appreciation, such as:

  identifying companies and industries that appear to have higher potential for long-term growth;

  identifying companies that are fundamentally sound with strong management, superior earnings growth prospects and attractive relative valuations; and

  identifying large companies that exhibit stable growth and accelerated earnings

In addition, while the Fund tends to emphasize mid- and large-size companies, from time to time it may invest in small-size companies.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, or there is a deterioration in the company’s future growth prospects, an inability to sustain earnings momentum, a less attractive valuation, a significant price change or more compelling investment opportunities elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in common and preferred stock of mid-and large-size companies and convertible securities. The Fund’s disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund generally expects to invest across a broad range of industries.

53

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

Although the Fund does not expect to do so as a matter of course, it is permitted to invest up to 20% of its total assets in other securities (for example, bonds and small size company stocks).

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF CAPITAL APPRECIATION

Capital Appreciation is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Global Opportunities Portfolio

Investment Goal

The investment objective of Global Opportunities is to provide long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Global Opportunities, such as:

  identifying securities that have above-average return potential, influenced by factors such as relative value and earnings estimate revisions; and

  identifying opportunities in the global securities markets for investments in global equity securities of any market capitalization, as well as fixed income investments and foreign currency transactions

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

The Fund generally will sell a security when, in Fund management’s opinion, the security reaches its price target, or there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers located outside of the U.S., and the Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

Investment in fixed income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions. The Fund may invest up to 25% of total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Split rated bonds will be considered to have the higher credit rating.

54

With respect to equity investments, the Fund primarily buys common stock but may also invest in preferred stock and convertible securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL OPPORTUNITIES

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Global Resources Portfolio

Investment Goal

The investment objective of Global Resources is to provide long-term growth of capital.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Global Resources, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth

In addition, while the Fund tends to emphasize smaller companies from time to time it may emphasize companies of other sizes.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources, and companies that provide related services. The sector includes, but is not limited to, industries such as integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, metal production, forest products, paper products, chemicals, building materials, coal, alternative energy sources and environmental services. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three

55

countries and in companies tied economically to a number of countries. It expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund’s investments may include common and preferred stock, convertible securities, warrants, depositary receipts and certain derivative securities. The Fund reserves the right to invest up to 20% of total assets in other U.S. and foreign investments that may include stocks of companies not associated with energy or natural resources or debt securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may also buy and sell currencies and use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of non-U.S. currencies or to enhance returns.

The Fund is classified as non-diversified fund under the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL RESOURCES

Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Health Sciences Opportunities Portfolio

Investment Goal

The investment objective of Health Sciences Opportunities is to provide long-term growth of capital.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for Health Sciences Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average return potential; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund expects to invest in health sciences companies comparable in size to those in the health sector of the Russell 3000® Index or in similar companies, including non-U.S. companies. The Fund does not limit its investments to companies of any particular size.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

56

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of total assets in securities of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment & supplies, health care providers & services, biotechnology, and pharmaceuticals. The sector can include, but is not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support.

The Fund’s investments may include common and preferred stock, convertible securities, warrants and depositary receipts. From time to time the Fund may invest without limit in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

The Fund reserves the right to invest up to 20% of total assets in other types of securities. These may include stocks of companies not associated with health sciences, types of debt securities and smaller capitalization companies.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF HEALTH SCIENCES OPPORTUNITIES

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock International Opportunities Portfolio

Investment Goal

The investment objective of International Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for International Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average return potential based on factors such as relative value and earnings estimate revisions, depending on market conditions

In addition, the Fund does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

57

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by international companies of any market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. (i.e., a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.). The Fund will allocate its assets among various regions and countries, including the U.S. (but in no fewer than three different countries). The Fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries.

The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF INTERNATIONAL OPPORTUNITIES

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Mid-Cap Value Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management is seeking mid-capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of U.S. mid-capitalization companies. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

58

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Fund may invest in REITs.

ABOUT THE PORTFOLIO MANAGER OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Core Equity Portfolio

Investment Goal

The investment objective of Small Cap Core Equity is long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. Fund management initially screens for stocks from a market universe of companies with market capitalizations under $3.5 billion. The Fund will invest in stocks that Fund management believes offer attractive returns through capital appreciation. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest REITs.

59

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Growth Equity Portfolio

Investment Goal

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management focuses on small cap emerging growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

60

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP GROWTH EQUITY

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Value Equity Portfolio

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.5 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million to $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell an instrument at a specific price on a specific date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The Fund may invest in REITs.

61

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP VALUE EQUITY

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock U.S. Opportunities Portfolio

Investment Goal

The investment objective of U.S. Opportunities is to seek long-term capital appreciation.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for U.S. Opportunities, such as:

  identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and

  identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The Fund generally will sell a stock when, in Fund management’s opinion, the stock reaches its price target, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Primary Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations equal to those within the universe of S&P U.S. MidSmall Cap Index stocks (between approximately $12.1 million and $12.2 billion as of December 31, 2008). In the future, the Fund may define emerging capitalization companies using a different index or classification system. The Fund primarily buys common stock but can also invest in preferred stock, certain derivative securities and convertible securities.

From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

62

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S OPPORTUNITIES

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, a Fund may also invest or engage in the following investments/strategies:

  “New Issues” (Global Opportunities, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — Each Fund may invest in shares of companies through initial public offerings (“IPOs”).

  Repurchase Agreements, Purchase and Sale Contracts (Global Opportunities, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — Each Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and place. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

  Warrants (All-Cap Global Resources, Global Resources and Health Sciences Opportunities) — A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.

  Money Market Securities (All-Cap Global Resources, Capital Appreciation, Global Opportunities, Global Resources, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — As part of its normal operations, each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

  Credit Default Swaps (Global Opportunities) — The Fund may invest in credit default swaps, whereby one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

  Depositary Receipts (Health Sciences Opportunities) — Depositary receipts are issued for the purpose of evidencing underlying securities issued by a foreign corporation.

  Buy-and-Hold Strategy (Capital Appreciation) — Because of the Fund’s emphasis on buying and holding securities and minimizing capital gains, the Fund may hold various stocks through adverse markets without an obligation to sell them.

  Indexed and Inverse Securities (Global Opportunities, Health Sciences Opportunities, International Opportunities and U.S. Opportunities) — Each Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, a Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. Each Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index. Each Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.

  Investment Companies (All Funds) — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Illiquid/Restricted Securities (All Funds) — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

63

  When-Issued and Delayed Delivery Securities and Forward Commitments (All Funds) — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

  Borrowing (All-Cap Global Resources and Global Resources) — Each Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.

  Affiliated Money Market Funds (All Funds) — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Temporary Defensive Strategies (All Funds) — It is possible that in extreme market conditions, each Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with each Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Money Market Securities (All Funds) — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. A Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investments.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in a Fund:

Market Risk and Selection Risk (All Funds) — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk (All Funds) — Equity securities include common and preferred stocks. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Mid-Cap Securities Risk (All-Cap Global Resources, Asset Allocation, Capital Appreciation, Global Resources and Mid-Cap Value Equity) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage- and Asset-Backed Securities Risk (Asset Allocation and Global Opportunities) — The Fund makes investments in residential and commercial mortgage-backed securities and other asset-backed securities. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. A main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund management team will generally be at lower rates of return than the return on the assets which were prepaid. In addition, rising interest rates tend to extend the duration of mortgage-backed securities, making

64

them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. This is known as extension risk. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Healthcare-Related Securities Risk (Health Sciences Opportunities) — Although the Fund will invest in a variety of industries within the general healthcare sector, many healthcare-related companies share common risks. Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning healthcare have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. The Fund cannot predict what proposals will be enacted or what effect they may have on healthcare-related companies.

Non-Diversification Risk (All-Cap Global Resources, Global Resources and Health Sciences Opportunities) — Each of the Funds is a non diversified fund. Because each of these Funds may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Commodities Market Risk (All-Cap Global Resources and Global Resources) — Stocks of energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that a Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Debt Securities Risk (Asset Allocation, Global Opportunities and Health Sciences Opportunities) — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Growth Investing Style Risk (Asset Allocation and Small Cap Growth Equity) — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk (Asset Allocation, Mid-Cap Value Equity and Small Cap Value Equity) — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

65

Small Cap and Emerging Growth Securities Risk (All-Cap Global Resources, Asset Allocation, Global Opportunities, Global Resources, Health Sciences Opportunities, International Opportunities, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Foreign Securities Risk (All-Cap Global Resources, Asset Allocation, Global Opportunities, Global Resources, Health Sciences Opportunities and International Opportunities) — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory

66

oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable for any losses incurred.

Foreign Currency Transactions Risks (All-Cap Global Resources, Asset Allocation, Global Opportunities, Global Resources, Health Sciences Opportunities and International Opportunities) — Forward foreign currency exchange contracts do not eliminate movements in the value of non U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Buy-And-Hold Strategy Risk (Capital Appreciation) — The Fund’s investment approach, with its emphasis on buying and holding securities and minimizing capital gains, means that the Fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the Fund to have deeper losses during down markets than a fund that has invested in similar stocks but does not seek reduced turnover.

Convertible Securities Risk (All Funds) — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Derivatives Risk (All Funds) — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Emerging Markets Risk (All-Cap Global Resources, Asset Allocation, Global Opportunities, Global Resources, Health Sciences Opportunities and International Opportunities) — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent

67

price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Junk Bonds Risk (Asset Allocation and Global Opportunities Main Risk; All-Cap Global Resources and Global Resources Other Risk) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Depositary Receipts Risk (All-Cap Global Resources, Global Resources Main Risk; Health Sciences Opportunities Other Risk) — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Concentration Risk (All-Cap Global Resources, Global Resources and Health Sciences Opportunities) — A Fund’s strategy of concentrating in energy and natural resources companies means that its performance will be closely tied to the performance of a particular market segment. A Fund’s concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

REIT Investment Risk (Small Cap Core Equity, Small Cap Value Equity and Mid-Cap Value Equity) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

68

Repurchase Agreements, Purchase and Sale Contracts Risk (Asset Allocation Main Risk; Global Opportunities, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities Other Risk) — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Warrants Risk (All-Cap Global Resources, Global Resources Main Risk; Health Sciences Opportunities Other Risk) — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risks (All Funds) — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund management team will segregate liquid assets on the books of a Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

Restricted Securities Risk (All Funds) — Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

“New Issues” Risk (Global Opportunities, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Sovereign Debt Risk (Global Opportunities, Health Sciences Opportunities and International Opportunities) — These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Indexed and Inverse Securities Risk (Capital Appreciation Global Opportunities, Health Sciences Opportunities, International Opportunities and U.S. Opportunities) — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Credit Default Swaps Risk (Global Opportunities) — In addition to the risks generally posed by derivatives, credit default swaps are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Illiquid Securities Risk (All Funds) — If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Rule 144A Securities Risk (All Funds) — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

69

Money Market Securities Risk (All-Cap Global Resources, Capital Appreciation, Global Opportunities, Global Resources, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities) — If market conditions improve while a Fund has temporarily invested some or all of its assets in high quality money market securities, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

When-Issued and Delayed Delivery Securities and Forward Commitments Risks (All Funds) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

High Portfolio Turnover Risk (Asset Allocation, Global Opportunities, Health Sciences Opportunities, International Opportunities, Mid-Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity Small Cap Value Equity and U.S. Opportunities) — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Investment in Other Investment Companies Risk (All Funds) — Each Fund may invest in other investment companies, including exchange traded funds. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Treasury Obligations Risk (Asset Allocation) — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Borrowing and Leverage Risk (All-Cap Global Resources and Global Resources) — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

70

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (one by this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold the shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Class R Shares are available only to certain retirement and other similar plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R Shares do not offer a conversion privilege.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”).

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

The table below summarizes key features of the Class R Shares of the Funds.

Class R Shares at a Glance

Class R Shares

Availability	Available only to certain authorized qualified employee benefit plans.

Minimum Investment	$100 for all accounts.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Distribution and Service (12b-1) Fees?	0.25% Annual Distribution Fee. 0.25% Annual Service Fee.

Redemption Fees?[1]	Yes. Payable if you redeem within 30 days of purchase.

Conversion to Investor A Shares?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	You pay ongoing distribution fees each year you own shares, which means that you can expect lower total performance per share than if you owned Investor A Shares.
Unlike Investor B Shares, Class R Shares do not convert to Investor A Shares, so you will continue paying the ongoing distribution fees as long as you hold Class R Shares.
Over the long term, this can add up to higher total fees than either Investor A Shares or Investor B Shares. There is limited availability of these shares.

[1]	Health Sciences Opportunities Portfolio, U.S. Opportunities Portfolio, Global Opportunities Portfolio, International Opportunities Portfolio, Global Resources Portfolio, All-Cap Global Resources Portfolio, Small Cap Core Equity Portfolio, Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio charge a redemption fee. Asset Allocation Portfolio, Capital Appreciation Portfolio and Mid-Cap Value Equity Portfolio do not charge a redemption fee.

71

How to Buy, Sell and Transfer Class R Shares

The chart on the following pages summarizes how to buy, sell and transfer Class R Shares through your financial professional or other financial intermediary. You may also buy, sell and transfer Class R Shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale or transfer of shares described below.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your	$100 for all accounts.
investment

	Have your financial	The price of Class R Shares is based on the next calculation of the
	professional or financial	Fund’s net asset value after your order is placed. Any purchase orders
	intermediary submit your	placed prior to the close of business on the New York Stock Exchange
	purchase order	(the “Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”)
at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs
may have higher minimums. (The minimums for additional purchases may be waived under certain circumstances).

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call (800)
441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Class R Shares	purchases	immediately available funds by the time specified by your financial professional or other financial intermediary, but in no event later than
4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

For Class R Shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the fund you are
purchasing must accompany a completed purchase application.

72

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial
Redemption of	professional or financial	professional or financial intermediary in accordance with the
Shares	intermediary submit your	procedures applicable to your accounts. These procedures may vary
	sales order	according to the type of account and the financial intermediary involved, and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of Class R Shares is based on the next calculation of net asset value after your order is placed.
For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the
Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.
Financial intermediaries may charge a fee to process a redemption of shares.

The Fund may reject an order to sell shares under certain circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: You may sell shares held at BlackRock via telephone request by telephoning (800) 441-7762.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent by wire transfer to the bank account of record.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the
Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund. No charge for wiring redemption payments is imposed by the Fund, although plans may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their plans.

73

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	The Fund is not responsible for the efficiency of the Federal wire
Redemption of	with BlackRock (continued)	system or the shareholder’s firm or bank. The shareholder is
Shares (continued)		responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

How to Transfer Your Account

Transfer Shares to	Transfer to a participating	You may transfer your Class R Shares of the Fund only to another
Another Securities	securities dealer or other	securities dealer that has an agreement with the Distributor. Certain
Dealer or Other	financial intermediary	shareholder services may not be available for the transferred shares. All
Financial		future trading of these assets must be coordinated by the receiving firm.
Intermediary		If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
• Transfer your Class R Shares to an account with the Fund; or

• Sell your Class R Shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

74

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level

Short-Term Trading Policy

The Board has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought or sold in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase order. If a Fund rejects your purchase order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption requests on any given day where purchases and redemptions of shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations.

75

In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below. Asset Allocation Portfolio, Capital Appreciation Portfolio and Mid-Cap Value Equity Portfolio do not assess a redemption fee.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

Redemption Fee

All-Cap Global Resources, Global Opportunities, Global Resources, Health Sciences Opportunities, International Opportunities, Small Cap Core Equity, Small Cap Growth Equity, Small Cap Value Equity and U.S. Opportunities (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase. Asset Allocation, Capital Appreciation and Mid-Cap Value Equity do not charge a redemption fee. The redemption fee is for the benefit of the remaining shareholders of the Applicable Fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Fund, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Fund not to be detrimental to the Applicable Fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming shares:

  — through the Applicable Funds’ Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”)), a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account, or

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Applicable Fund through qualified employee benefit plans;

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Fund not to be detrimental to the Applicable Fund or long- term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Fund reserves the right to modify or eliminate these waivers at any time.

76

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay a distribution fee for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, each Fund pays a fee (“distribution fees”) to the Distributor and/or its affiliates, including The PNC Financial Services Group, Inc. (“PNC”) and its affiliates, and to Merrill Lynch and Co., Inc. (“Merrill Lynch”) and/or Bank of America Corporation (“BAC”) and their affiliates for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Class R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. Each Fund pays a maximum distribution fee of 0.25% per year of the average daily net asset value of the applicable Fund attributable to Class R Shares.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Class R Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Class R Shares of the Fund. Each Fund pays a shareholder servicing fee of up to 0.25% per year of the average daily net asset value of Class R Shares of a Fund. All Class R Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Class R Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Class R Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

77

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fee paid by Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

78

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages each Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock, acts as sub-adviser for a portion of the assets of Asset Allocation and Global Opportunities. BlackRock International, Ltd. (“BIL”), also an affiliate of BlackRock, acts as sub-advisor for International Opportunities. BFM and BIL may be referred to herein individually as a “Sub-Adviser” and collectively as the “Sub-Advisers”. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly as described below.

Asset Allocation Portfolio Total Annual Management Fee (Before Waivers)

With respect to Asset Allocation Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Management Fee Rate

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Global Opportunities Portfolio Total Annual Management Fee (Before Waivers)

With respect to Global Opportunities Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Management Fee Rate

First $1 billion	0.900%

$1 billion – $2 billion	0.850%

$2 billion – $3 billion	0.800%

Greater than $3 billion	0.750%

International Opportunities Portfolio Total Annual Management Fee (Before Waivers)

With respect to International Opportunities Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Management Fee Rate

First $1 billion	1.000%

$1 billion – $2 billion	0.950%

$2 billion – $3 billion	0.900%

Greater than $3 billion	0.850%

79

Global Resources Portfolio and All-Cap Global Resources Portfolio Total Annual Management Fee (Before Waivers)

With respect to Global Resources Portfolio and All-Cap Global Resources Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

Health Sciences Opportunities Portfolio Total Annual Management Fee (Before Waivers)

With respect to Health Sciences Opportunities Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	0.750%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.675%

Greater than $3 billion	0.650%

U.S. Opportunities Portfolio Total Annual Management Fee (Before Waivers)

With respect to U.S. Opportunities Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	1.100%

$1 billion – $2 billion	1.050%

$2 billion – $3 billion	1.025%

Greater than $3 billion	1.000%

Capital Appreciation Portfolio Total Annual Management Fee (Before Waivers)

With respect to Capital Appreciation Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	0.650%

$1 billion – $2 billion	0.600%

$2 billion – $3 billion	0.575%

Greater than $3 billion	0.550%

Mid-Cap Value Equity Portfolio Total Annual Management Fee (Before Waivers)

With respect to Mid-Cap Value Equity Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	0.800%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.650%

Greater than $3 billion	0.625%

80

Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio Total Annual Management Fee (Before Waivers)

With respect to Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio, the maximum annual management fee rates that can be paid to BlackRock (as a percentage of average daily net assets) are as follows:

Management
Average Daily Net Assets	Fee Rate

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Small Cap Core Equity Portfolio Total Annual Management Fee (Before Waivers)

With respect to Small Cap Core Equity, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is 1.00%.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund's average daily net assets as follows:

Asset Allocation Portfolio	0.55%

All-Cap Global Resources Portfolio	0.67%

Capital Appreciation Portfolio	0.55%

Global Opportunities Portfolio	0.90%

Global Resources Portfolio	0.67%

Health Sciences Opportunities Portfolio	0.74%

International Opportunities Portfolio	0.98%

Mid-Cap Value Equity Portfolio	0.80%

Small Cap Core Equity Portfolio	0.99%

Small Cap Growth Equity Portfolio	0.48%

Small Cap Value Equity Portfolio	0.43%

U.S. Opportunities Portfolio	0.85%

With respect to each Fund, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Trust’s Board has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered in a sub-advisory agreement with each Sub-Adviser, under which BlackRock pays each Sub-Adviser for services it provides a fee equal to a percentage of the management fee paid to BlackRock under the respective Management Agreement. Each Sub-Adviser is responsible for the day-to-day management of the applicable Fund’s portfolio.

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

81

BlackRock and PNC GIS act as Asset Allocation Portfolio’s co-administrators. The Fund pays BlackRock and PNC GIS, as the co-administrators, an annual administration fee (as a percentage of average daily net assets) as follows:

	Administration	Administration
	Fee Paid to	Fee Paid to
Average Daily Net Assets	BlackRock	PNC GIS

First $500 million	0.075%	0.025%

$500 million – $1 billion	0.065%	0.015%

Greater than $1 billion	0.055%	0.005%

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

All-Cap Global Resources Portfolio

All-Cap Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel J. Rice III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2005; Senior Vice President and portfolio
	setting the Fund’s overall investment		manager of the State Street Research Global
	strategy and overseeing the		Resources Fund (the predecessor fund to
	management of the Fund		Global Resources) from 1990 to 2005.

Denis J. Walsh III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2005; Managing Director and energy analyst of
	setting the Fund’s overall investment		the State Street Research Global Resources
	strategy and overseeing the		Fund (the predecessor fund to Global
	management of the Fund		Resources) from 1999 to 2005.

Asset Allocation Portfolio

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Philip Green	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2006; Managing Director of Merrill Lynch
	setting the Fund’s overall		Investment Managers, L.P. from 1999 to 2006.
investment strategy and overseeing
the management of the Fund

82

Capital Appreciation Portfolio

Capital Appreciation is managed by a team of financial professionals. Jeffrey R. Lindsey, CFA and Edward P. Dowd are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Jeffrey R. Lindsey, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2006; Managing Director at State Street
	setting the Fund’s overall		Research & Management Company (“SSRM”)
	investment strategy and overseeing		from 2002 to 2006; Chief Investment Officer-
	the management of the Fund		Growth at SSRM from 2003 to 2006; co-
portfolio manager of the SSR Legacy Fund (the
Fund’s predecessor) from 2002 to 2005.

Edward P. Dowd	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2005; Vice President at SSRM and co-portfolio
	setting the Fund’s overall		manager of the SSR Legacy Fund (the Fund’s
	investment strategy and overseeing		predecessor) from 2002 to 2005.
the management of the Fund

Global Opportunities Portfolio

Global Opportunities is managed by a team of financial professionals. Thomas P. Callan, CFA and Michael D. Carey, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee.
the management of the Fund.

Michael D. Carey, CFA	Responsible for the day-to-day	2006	Managing Director of BlackRock, Inc. since 1998;
	management of each Fund, including		member of BlackRock’s Global Opportunities
	setting the Fund’s overall investment		Team [since 1998]; investment strategist at
	strategy and overseeing the		PNC Asset Management Group from 1992 to
	management of the Fund.		1998.

Global Resources Portfolio

Global Resources is managed by a team of financial professionals. Daniel J. Rice III and Denis J. Walsh III are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Daniel J. Rice III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of each Fund, including		2005; Senior Vice President and portfolio
	setting the Fund’s overall investment		manager of the State Street Research Global
	strategy and overseeing the		Resources Fund (the predecessor fund to
	management of the Fund		Global Resources) from 1990 to 2005.

Denis J. Walsh III	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of each Fund, including		2005; Managing Director and energy analyst of
	setting the Fund’s overall investment		the State Street Research Global Resources
	strategy and overseeing the		Fund (the predecessor fund to Global
	management of the Fund		Resources) from 1999 to 2005.

83

Health Sciences Opportunities Portfolio

Health Sciences Opportunities is managed by a team of financial professionals. Erin Xie, PhD and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee.
the management of the Fund

Erin Xie, PhD	Responsible for the day-to-day	2003	Managing Director at BlackRock, Inc. since
	management of the Fund, including		2006; member of the BlackRock Global
	setting the Fund’s overall		Opportunities Team since 2005; Senior Vice
	investment strategy and overseeing		President at State Street Research Health
	the management of the Fund		Sciences Fund from 2001 to 2005, becoming
portfolio manager in 2003.

International Opportunities Portfolio

International Opportunities is managed by a team of financial professionals. Michael D. Carey, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	1999	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		head of the BlackRock Global Opportunities
	setting the Fund’s overall		Team and member of the BlackRock Equity
	investment strategy and overseeing		Operating Committee.
the management of the Fund.

Michael D. Carey, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of each Fund, including		member of BlackRock’s Global Opportunities
	setting the Fund’s overall investment		Team [since 1998]; investment strategist at
	strategy and overseeing the		PNC Asset Management Group from 1992 to
	management of the Fund.		1998.

Mid-Cap Value Equity Portfolio

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2005 and a member of BlackRock’s Small and
	setting the Fund’s overall		Mid-Cap Value Equity team. Prior to joining
	investment strategy and overseeing		BlackRock in 2005, Mr. Forcione was a Vice
	the management of the Fund		President and portfolio manager with SSRM
from 2002 to 2005.

Wayne J. Archambo, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2002. Prior to joining BlackRock in 2002, Mr.
	setting the Fund’s overall		Archambo was a founding partner of Boston
	investment strategy and overseeing		Partners Asset Management, LP and manager
	the management of the Fund		of Small and Mid-Cap Value Equity products
from the firm’s inception in 1995.

84

Small Cap Core Equity Portfolio

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2001 and a member of BlackRock’s Small and
	setting the Fund’s overall		Mid-Cap Value Equity team. Prior to joining
	investment strategy and overseeing		BlackRock in 2001, Ms. O’Connor was an
	the management of the Fund		equity analyst at Independence Investment LLC.

Wayne J. Archambo, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2002 and head of BlackRock’s Small and Mid-
	setting the Fund’s overall		Cap Value Equity team. Prior to joining
	investment strategy and overseeing		BlackRock in 2002, Mr. Archambo was a
	the management of the Fund		founding partner of Boston Partners Asset
Management, LP and manager of Small and
Mid-Cap Value Equity products from the firm’s
inception in 1995.

Small Cap Growth Equity Portfolio

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day	2004	Director of BlackRock, Inc. since 2002 and a
	management of the Fund, including		member of BlackRock’s Small and Mid-Cap
	setting the Fund’s overall		Growth Equity team. Before joining BlackRock in
	investment strategy and overseeing		2002, Mr. Thut was employed at
	the management of the Fund		Massachusetts Financial Services (MFS) from
1998 to 2002.

Andrew Leger	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2002 and a member of BlackRock’s Small and
	setting the Fund’s overall		Mid-Cap Growth team. Mr. Leger joined
	investment strategy and overseeing		BlackRock in 2002 from Schroders Investment
	the management of the Fund		Management N.A., where he was a Small/Mid-
Cap Equity analyst.

Small Cap Value Equity Portfolio

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2004. Prior to joining BlackRock in 2001, Ms.
	setting the Fund’s overall		O’Connor was an equity analyst at
	investment strategy and overseeing		Independence Investment LLC.
the management of the Fund

Wayne J. Archambo, CFA	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc. since
	management of the Fund, including		2002. Prior to joining BlackRock in 2002, Mr.
	setting the Fund’s overall		Archambo was a founding partner of Boston
	investment strategy and overseeing		Partners Asset Management, LP and manager
	the management of the Fund		of Small and Mid-Cap Value Equity products
from the firm’s inception in 1995.

85

U.S. Opportunities Portfolio

U.S. Opportunities is managed by a team of financial professionals. Jean M. Rosenbaum, CFA and Thomas P. Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas P. Callan, CFA	Responsible for the day-to-day	2002	Managing Director of BlackRock, Inc. since 1998;
	management of the Fund, including		Member of the BlackRock Equity Operating
	setting the Fund’s overall		Committee
	investment strategy and overseeing
	the management of the Fund

Jean M. Rosenbaum,	Responsible for the day-to-day	2002	Managing Director at BlackRock, Inc. since 2006.
CFA	management of the Fund, including
	setting the Fund’s overall
	investment strategy and overseeing
	the management of the Fund

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

86

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

87

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, other financial intermediary or the Fund.

Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for Class R Shares of another fund, you generally will be treated as having sold your Class R Shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

88

Financial Highlights

Financial Performance of the Funds

Since Class R Shares of each Fund have no performance history, the financial information in the tables below shows each Fund’s financial performance for the periods indicated for Investor A Shares of each Fund. Although Investor A Shares are not offered in this Prospectus, the Investor A Shares would have substantially similar performance as the Class R Shares offered in this Prospectus because the Investor A Shares and the Class R Shares are invested in the same portfolio of securities and performance would differ only to the extent that the Investor A Shares and the Class R Shares do not have the same expenses. The actual return of Class R Shares would have been lower than that of Investor A Shares because Class R Shares have higher expenses than Investor A Shares. Investor A Shares of each Fund are estimated to have expenses of 1.60% of average daily net assets (after waivers and reimbursements) for the current fiscal year and Class R Shares of each Fund are expected to have expenses of 2.07% of average daily net assets (after waivers and reimbursements) for the current fiscal year. Certain information reflects results for a single Fund share. The term “Total Return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP (for the fiscal years ended September 30, 2004 and later) and another independent registered public accounting firm (for the other fiscal years shown). Deloitte & Touche LLP has been appointed as each Fund’s independent registered public accountant for the current fiscal year. Deloitte & Touche LLP’s report, and each Fund’s audited financial statements, are included in the Fund’s 2008 annual report as filed on Form N-CSR, as it may be amended from time to time, which is available upon request (see back cover for ordering instructions).

BlackRock All-Cap Global Resources Portfolio

	Investor A

	Year Ended September 30,			Period February 16, 2005[1] to September 30, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$19.18	$13.75	$13.50	$10.00

Net investment income (loss)[2]	0.17	(0.02)	(0.02)	0.00 [8]

Net realized and unrealized gain (loss)	(2.87)	5.85	0.26	3.50

Net increase (decrease) from investment operations	(2.70)	5.83	0.24	3.50

Dividends and distributions from:
Net investment income	(0.16)	—	—	—
Net realized gain	(0.31)	(0.40)	—	—

Total dividends and distributions	(0.47)	(0.40)	—	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01	0.00 [3]

Net asset value, end of period	$16.01	$19.18	$13.75	$13.50

Total Investment Return

Based on net asset value[9]	(14.55)%[4]	43.09%[4]	1.85%[6]	35.00%[4,5]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.26%	1.31%	1.34%	1.34%[7]

Total expenses	1.27%	1.34%	1.46%	1.87%[7]

Net investment income (loss)	0.81%	(0.10)%	(0.16)%	0.01%[7]

Supplemental Data

Net assets, end of period (000)	$267,422	$347,598	$248,557	$87,949

Portfolio turnover	38%	31%	41%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

[7]	Annualized.

[8]	Net investment income (loss) is less than $0.005 per share.

[9]	Total investment returns exclude the effects of sales charges.

89

Financial Highlights (continued)

BlackRock Asset Allocation Portfolio

	Investor A*

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period April 1, 2004 to February 28, 2005	Year Ended March 31,

	2008	2007	2006			2004	2003[1]

Per Share Operating Performance

Net asset value, beginning of period	$17.01	$15.50	$15.48	$14.95	$14.89	$11.36	$14.15

Net investment income	0.28 [2]	0.27 [2]	0.25 [2]	0.13 [2]	0.18	0.19	0.24

Net realized and unrealized gain (loss)	(2.75)	2.07	0.66	0.53	0.80	3.55	(2.68)

Net increase (decrease) from
investment operations	(2.47)	2.34	0.91	0.66	0.98	3.74	(2.44)

Dividends and distributions from:
Net investment income	(0.32)	(0.20)	(0.24)	(0.13)	(0.38)	(0.21)	(0.29)
Net realized gain	(1.30)	(0.63)	(0.65)	—	(0.54)	—	(0.06)

Total dividends and distributions	(1.62)	(0.83)	(0.89)	(0.13)	(0.92)	(0.21)	(0.35)

Redemption fees added to
paid-in capital	—	0.00[3]	0.00[3]	0.00[3]	—	—	—

Net asset value, end of period	$12.92	$17.01	$15.50	$15.48	$14.95	$14.89	$11.36

Total Investment Return

Based on net asset value[4]	(16.05)%	15.58%[5]	6.12%[5]	4.44%[5,6]	6.78%[6]	32.94%	(17.37)%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid
indirectly	1.24%[7]	1.21%	1.23%	1.25%[8]	1.24%[8]	1.45%	1.42%

Total expenses	1.24%	1.21%	1.36%	1.46%[8]	1.32%[8]	1.45%	1.43%

Net investment income	1.84%	1.68%	1.63%	1.51%[8]	1.55%[8]	1.43%	1.92%

Supplemental Data

Net assets, end of period (000)	$390,051	$506,537	$482,284	$491,557	$526,929	$357,100	$252,069

Portfolio turnover	391%[9]	93%	136%	90%	101%	216%	181%

*	The performance prior to January 31, 2005 set forth in this table is the financial data of the SSR Fund, a series of a predecessor trust, the State Street Research Income Trust. The Trust acquired all of the assets and certain stated liabilities of the SSR Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Investor A, Investor B and Investor C Shares, respectively.

[1]	Audited by other auditors.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	The Fund incurred interest expense during the year. If interest expense had not been incurred, the ratio would have been 1.20% for Investor A Shares.

[8]	Annualized.

[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 121%.

90

Financial Highlights (continued)

BlackRock Capital Appreciation Portfolio

	Investor A

	Year Ended September 30,			Period November 1, 2004 to September 30, 2005	Year Ended October 31,

	2008	2007	2006		2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$17.56	$14.46	$13.82	$12.47	$11.91	$9.96

Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.06)[1]	0.02 [1]	(0.08)	(0.05)

Net realized and unrealized gain (loss)	(2.95)	3.12	0.70	1.33	0.64	2.00

Net increase (decrease) from
investment operations	(2.97)	3.10	0.64	1.35	0.56	1.95

Redemption fees added to paid-in capital	0.00 [2]	—	0.00 [2]	0.00 [2]	—	—

Net asset value, end of period	$14.59	$17.56	$14.46	$13.82	$12.47	$11.91

Total Investment Return

Based on net asset value[7]	(16.91)%[3]	21.44%[3]	4.63%[3]	10.83%[3,4,5]	4.70%	19.58%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.23%	1.28%	1.35%	1.31%[6]	1.44%	1.38%

Total expenses	1.33%	1.35%	1.53%	1.48%[6]	1.44%	1.38%

Net investment income (loss)	(0.10)%	(0.16)%	(0.40)%	0.21%[6]	(0.62)%	(0.47)%

Supplemental Data

Net assets, end of period (000)	$125,521	$131,712	$112,737	$120,371	$99,435	$103,247

Portfolio turnover	80%	97%	87%	70%	91%	113%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	The total return includes an increase of 0.08% related to payments made by the previous investment advisor prior to January 31, 2005.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Total investment returns exclude the effects of sales charges.

91

Financial Highlights (continued)

BlackRock Global Opportunities Portfolio

	Investor A

	Year Ended September 30,		Period January 31, 2006[1] to September 30, 2006

	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$10.08	$10.00

Net investment income (loss)[2]	0.06	0.04	0.05

Net realized and unrealized gain (loss)	(2.77)	3.22	0.02

Net increase (decrease) from investment operations	(2.71)	3.26	0.07

Dividends and distributions from:
Net investment income	(0.14)	(0.07)	—
Net realized gain	(0.50)	—	—

Total dividends and distributions	(0.64)	(0.07)	—

Redemption fees added to paid-in capital	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.92	$13.27	$10.08

Total Investment Return

Based on net asset value[4]	(21.44)%[5]	32.51%[5]	0.80%[6,7]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and fees paid indirectly	1.60%	1.56%	1.65%[8]

Total expenses	1.60%	1.68%	2.84%[8]

Net investment income (loss)	0.49%	0.36%	0.70%[8]

Supplemental Data

Net assets, end of period (000)	$37,529	$40,467	$23,097

Portfolio turnover	181%	107%	110%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.10%.

[7]	Aggregate total investment return.

[8]	Annualized.

92

Financial Highlights (continued)

BlackRock Global Resources Portfolio

	Investor A

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005	Year Ended June 30, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$59.02	$64.90	$76.01	$56.23	$39.58	$25.81

Net investment income (loss)	(0.32)[1]	(0.16)[1]	0.32 [1]	0.03 [1]	(0.15)	0.21

Net realized and unrealized gain (loss)	(2.29)	13.41	(2.36)	19.75	18.69	14.15

Net increase (decrease) from
investment operations	(2.61)	13.25	(2.04)	19.78	18.54	14.36

Dividends and distributions from:
Net investment income	(1.92)	(0.55)	(0.48)	—	(0.34)	(0.59)
Net realized gain	(7.22)	(18.58)	(8.60)	—	(1.55)	—

Total dividends and distributions	(9.14)	(19.13)	(9.08)	—	(1.89)	(0.59)

Redemption fees added

to paid-in capital	0.02	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$47.29	$59.02	$64.90	$76.01	$56.23	$39.58

Total Investment Return

Based on net asset value[3]	(6.78)%[4]	23.25%[5]	(3.20)%[4]	35.18%[5,6]	47.69%[6]	56.06%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.25%	1.29%	1.30%	1.34%[7]	1.36%[7]	1.34%

Total expenses	1.25%	1.30%	1.41%	1.52%[7]	1.38%[7]	1.34%

Net investment income (loss)	(0.49)%	(0.28)%	0.44%	0.10%[7]	(0.52)%[7]	0.64%

Supplemental Data

Net assets, end of period (000)	$689,646	$685,590	$683,417	$877,120[7]	$676,234[7]	$406,209

Portfolio turnover	32%	15%	27%	9%	22%	27%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.02%.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Aggregate total investment return.

[7]	Annualized.

93

Financial Highlights (continued)

BlackRock Health Sciences Opportunities Portfolio

	Investor A

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Year Ended February 28, 2005	Year Ended February 29, 2004

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$29.77	$25.72	$24.11	$20.24	$20.96	$11.57

Net investment loss	(0.02)[1]	(0.03)[1]	(0.05)[1]	(0.09)[1]	(0.17)	(0.12)

Net realized and unrealized gain (loss)	(0.49)	4.43	2.27	3.97	0.52	10.15

Net increase (decrease) from
investment operations	(0.51)	4.40	2.22	3.88	0.35	10.03

Distributions from net realized gain	(1.12)	(0.35)	(0.62)	(0.01)	(1.07)	(0.64)

Redemption fees added
to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	—	—

Net asset value, end of period	$28.14	$29.77	$25.72	$24.11	$20.24	$20.96

Total Investment Return

Based on net asset value[3]	(1.97)%[4]	17.29%[4]	9.40%[5]	19.17%[4,6]	1.52%	87.13%

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and
fees paid indirectly	1.35%	1.35%	1.34%	1.55%[7]	1.58%	1.55%

Total expenses	1.35%	1.35%	1.45%	1.69%[7]	1.73%	2.11%

Net investment loss	(0.06)%	(0.13)%	(0.19)%	(0.68)%[7]	(0.90)%	(0.71)%

Supplemental Data

Net assets, end of period (000)	$564,943	$697,451	$434,360	$186,545	$76,550	$54,638

Portfolio turnover	91%	98%	157%	77%	173%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

[6]	Aggregate total investment return.

[7]	Annualized.

94

Financial Highlights (continued)

BlackRock International Opportunities Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$49.19	$40.81	$33.36	$23.78	$19.49

Net investment income (loss)[1]	0.33	0.30	0.23	0.44	(0.02)

Net realized and unrealized gain (loss)	(13.09)	14.49	8.32	9.38	4.32

Net increase (decrease) from investment operations	(12.76)	14.79	8.55	9.82	4.30

Dividends and distributions from:
Net investment income	(1.05)	(0.58)	(0.35)	(0.25)	(0.02)
Net realized gain	(7.24)	(5.83)	(0.76)	—	—

Total dividends and distributions	(8.29)	(6.41)	(1.11)	(0.25)	(0.02)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.01	0.01

Net asset value, end of year	$28.14	$49.19	$40.81	$33.36	$23.78

Total Investment Return

Based on net asset value[3]	(31.09)%[4,5]	39.98%[5]	26.24%[6]	41.60%[7]	22.11%[8]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement and
fees paid indirectly	1.58%	1.60%	1.63%	1.75%	1.89%

Total expenses	1.58%	1.60%	1.74%	1.86%	2.06%

Net investment income (loss)	0.87%	0.69%	0.62%	1.53%	(0.06)%

Supplemental Data

Net assets, end of year (000)	$482,526	$555,189	$407,282	$253,710	$99,879

Portfolio turnover	138%	77%	91%	86%	98%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Payment from affiliate of $112,880 received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[6]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.03%.

[7]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.05%.

[8]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.06%.

95

Financial Highlights (continued)

BlackRock Mid-Cap Value Equity Portfolio

	Investor A

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period July 1, 2004 to February 28, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.00	$13.38	$13.49	$12.53	$11.92

Net investment income	0.06 [1]	0.08 [1]	0.08 [1]	0.02 [1]	0.07

Net realized and unrealized gain (loss)	(2.70)	2.32	1.21	0.94	1.45

Net increase (decrease) from investment
operations	(2.64)	2.40	1.29	0.96	1.52

Dividends and distributions from:
Net investment income	—	(0.12)	(0.02)	—	(0.11)
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.68)	(1.66)	(1.38)	—	(0.80)

Total dividends and distributions	(1.70)	(1.78)	(1.40)	—	(0.91)

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of period	$9.66	$14.00	$13.38	$13.49	$12.53

Total Investment Return

Based on net asset value[3]	(21.04)%	19.02%[4]	10.56%[4]	7.66%[4,5]	12.98%[5]

Ratios to Average Net Assets

Total expenses after waivers,
reimbursement and fees paid indirectly	1.25%	1.25%	1.25%	1.25%[6]	1.24%[6]

Total expenses	1.43%	1.40%	1.56%	1.64%[6]	1.38%[6]

Net investment income	0.53%	0.61%	0.62%	0.24%[6]	0.92%[6]

Supplemental Data

Net assets, end of period (000)	$470,265	$642,264	$497,964	$500,479	$448,237

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

96

Financial Highlights (continued)

BlackRock Small Cap Core Equity Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$20.86	$18.27	$17.49	$14.71	$11.99

Net investment loss[1]	(0.12)	(0.21)	(0.20)	(0.17)	(0.24)

Net realized and unrealized gain (loss)	(3.58)	3.11	1.28	3.06	3.04

Net increase (decrease) from investment operations	(3.70)	2.90	1.08	2.89	2.80

Distributions from net realized gain	(1.59)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.07

Net asset value, end of year	$15.57	$20.86	$18.27	$17.49	$14.71

Total Investment Return

Based on net asset value[3]	(18.74)%[4]	16.00%[4]	6.28%[4]	19.71%[4]	24.01%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.76%	1.74%	1.73%	1.71%	1.74%

Total expenses	1.90%	1.80%	1.90%	2.17%	2.89%

Net investment loss	(0.69)%	(1.06)%	(1.11)%	(1.01)%	(1.32)%

Supplemental Data

Net assets, end of year (000)	$23,687	$29,070	$20,973	$11,997	$3,154

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.59%.

97

Financial Highlights (continued)

BlackRock Small Cap Growth Equity Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.97	$17.90	$16.12	$13.57	$11.51

Net investment loss[1]	(0.05)	(0.13)	(0.14)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	(3.16)	4.20	1.92	2.64	2.22

Net increase (decrease) from investment operations	(3.21)	4.07	1.78	2.54	2.06

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$18.76	$21.97	$17.90	$16.12	$13.57

Total Investment Return

Based on net asset value[3]	(14.61)%[4]	22.74%[4]	11.04%[4]	18.79%[5]	17.90%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.16%	1.12%	1.15%	1.19%	1.30%

Total expenses	1.16%	1.12%	1.25%	1.29%	1.40%

Net investment loss	(0.22)%	(0.64)%	(0.80)%	(0.66)%	(1.12)%

Supplemental Data

Net assets, end of year (000)	$211,065	$189,575	$176,250	$160,374	$131,795

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

98

Financial Highlights (continued)

BlackRock Small Cap Value Equity Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.45	$13.11	$14.86	$15.00	$14.04

Net investment income (loss)[1]	0.01	0.02	(0.03)	0.00 [2]	(0.09)

Net realized and unrealized gain (loss)	(1.69)	1.24	1.19	2.85	2.84

Net increase (decrease) from investment operations	(1.68)	1.26	1.16	2.85	2.75

Dividends and distributions from:
Net investment income	—	(0.27)	(0.17)	—	—
Tax return of capital	(0.28)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.79)	(2.92)	(2.91)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$7.98	$11.45	$13.11	$14.86	$15.00

Total Investment Return

Based on net asset value[3,4]	(17.23)%	9.79%	9.40%	20.43%	20.38%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.32%	1.23%	1.29%	1.24%	1.35%

Total expenses	1.44%	1.24%	1.40%	1.35%	1.47%

Net investment income (loss)	0.12%	0.17%	(0.19)%	(0.01)%	(0.55)%

Supplemental Data

Net assets, end of year (000)	$16,490	$25,737	$27,943	$31,889	$35,240

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

99

Financial Highlights (concluded)

BlackRock U.S. Opportunities Portfolio

	Investor A

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$35.57	$28.03	$24.76	$19.78	$16.17

Net investment loss[1]	(0.08)	(0.10)	(0.10)	(0.22)	(0.26)

Net realized and unrealized gain (loss)	(5.20)	7.64	3.36	5.20	3.87

Net increase (decrease) from investment operations	(5.28)	7.54	3.26	4.98	3.61

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.00 [2]

Net asset value, end of year	$30.29	$35.57	$28.03	$24.76	$19.78

Total Investment Return

Based on net asset value[3]	(14.84)%[4]	26.90%[4]	13.21%[5]	25.18%[4]	22.33%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.48%	1.48%	1.66%	1.97%	2.04%

Total expenses	1.73%	1.77%	1.95%	2.08%	2.15%

Net investment loss	(0.22)%	(0.32)%	(0.35)%	(1.02)%	(1.36)%

Supplemental Data

Net assets, end of year (000)	$495,656	$228,668	$96,194	$31,277	$31,282

Portfolio turnover	164%	106%	120%	94%	106%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.04%.

100

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

101

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

102

Glossary

Glossary of Investment Terms

Asset-Backed Securities — bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Barclays Capital U.S. Aggregate Index — an unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds. All securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Bonds — debt obligations such as U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debentures, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Collateralized Mortgage Obligations (CMOs) — bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Commercial Mortgage-Backed Securities (CMBS) — bonds that are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Credit Default Swaps — in entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond.

Depositary Receipts — American depositary receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European depositary receipts (issued in Europe) and Global depositary receipts (issued throughout the world) each evidence a similar ownership arrangement.

Dollar Rolls — a dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Extension Risk — the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

103

Growth Companies — all stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Growth stocks are companies whose earnings growth potential appears to the fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. These stocks typically pay relatively low dividends and sell at relatively high valuations.

Investment Grade — securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Junk Bonds — fixed-income securities rated below investment grade by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings, or unrated securities that Fund management believes are of comparable quality.

Lipper Health/Biotechnology Fund Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Lipper Natural Resources Funds Index — an equally weighted index of typically the 30 largest mutual funds within its respective investment objective.

Mortgage-Backed Securities — asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Prepayment Risk — the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields.

REITs — REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell 1000® Growth Index — an index composed of those Russell 1000® securities with greater-than-average growth orientation, generally having higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell 3000® Health Care Index — an unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization.

Russell 2000® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2000® Index — an index that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Russell Midcap® Value Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with less-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

S&P 500® Index — the Standard & Poor’s Composite Stock Price Index, an unmanaged index of 500 stocks, most of which are listed on the New York Stock Exchange. The index focuses on the large-cap segment of the market with over 80% coverage of U.S. equities.

S&P Global Broad Market Index (BMI) — a recognized unmanaged index of stock market performance.

104

S&P Global Ex-U.S. Broad Market Index (BMI) — an available market capitalization weighted equity index made up of 52 global developed and emerging markets, not including the U.S. The BMI is segmented into two size components: the S&P Large MidCap Index and the S&P SmallCap Index.

S&P U.S. MidSmall Cap Index — an unmanaged index comprised of smaller-capitalization U.S. stocks representing the bottom 30% of available market capital, with a minimum market capitalization of at least $100 million.

Split Rated Bond — a bond that receives different ratings from two or more rating agencies.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Value Companies — all stocks are generally divided into the categories of “growth” or “value,” although there are times when a growth fund and value fund may own the same stock. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

Warrants — a warrant gives a Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees —fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of the Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

105

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock All-Cap Global Resources Portfolio
    BlackRock Asset Allocation Portfolio
    BlackRock Capital Appreciation Portfolio
    BlackRock Global Opportunities Portfolio
    BlackRock Global Resources Portfolio
    BlackRock Health Sciences Opportunities Portfolio
    BlackRock International Opportunities Portfolio
    BlackRock Mid-Cap Value Equity Portfolio
    BlackRock Small Cap Core Equity Portfolio
    BlackRock Small Cap Growth Equity Portfolio
    BlackRock Small Cap Value Equity Portfolio
    BlackRock U.S. Opportunities Portfolio
100 Bellevue Parkway
Wilmington, Delaware 19809
(800)-441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISERS
To Asset Allocation Portfolio and Global Opportunities Portfolio:

BlackRock Financial Management, Inc.
40 East 52nd Street
New York, New York 10022

To International Opportunities Portfolio:

BlackRock International, Ltd.
40 Torphichen Street
Edinburgh, Scotland EH3 8JB

TRANSFER AGENT
To Asset Allocation Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
(formerly known as PFPC Inc.)
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

To All-Cap Global Resources Portfolio, Capital Appreciation Portfolio, Global Opportunities Portfolio, Global Resources Portfolio, Health Sciences Opportunities Portfolio, International Opportunities Portfolio, Mid-Cap Value Equity Portfolio, Small Cap Core Equity Portfolio, Small Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio and U.S. Opportunities Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
(formerly known as PFPC Inc.)
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDERS
To All-Cap Global Resources Portfolio, Capital Appreciation Portfolio
and Global Resources Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
(formerly known as PFPC Inc.)
P.O. Box 9819
Providence, RI 02940-8019

To Asset Allocation Portfolio, Mid-Cap Value Equity Portfolio, Small Cap Core Equity Portfolio, Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
(formerly known as PFPC Inc.)
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

To Global Opportunities Portfolio, Health Sciences Opportunities Portfolio, International Opportunities Portfolio and U.S. Opportunities Portfolio:

PNC Global Investment Servicing (U.S.) Inc.
(formerly known as PFPC Inc.)
P.O. Box 9819
Providence, RI 02940-8019

State Street Bank and Trust Company
500 College Road East
Princeton, NJ 08540

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIANS
To Asset Allocation Portfolio:

PFPC Trust Company
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809-3705

To All-Cap Global Resources Portfolio, Capital Appreciation Portfolio, Global Opportunities Portfolio, Global Resources Portfolio, Health Sciences Opportunities Portfolio, International Opportunities Portfolio, Mid-Cap Value Equity Portfolio, Small Cap Core Equity Portfolio, Small Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio and U.S. Opportunities Portfolio:

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A SAI, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800)-441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800)-441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investment Services at (800)-441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742
© BlackRock Advisors, LLC
CUSIP#

PRO-19201-R-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio

Service Shares

Prospectus
January [   ], 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock Mid-Cap Growth Equity Portfolio	4
	BlackRock Mid-Cap Value Equity Portfolio	8
	BlackRock Small Cap Core Equity Portfolio	11
	BlackRock Small Cap Growth Equity Portfolio	15
	BlackRock Small Cap Value Equity Portfolio	18

Details About the Funds	How Each Fund Invests	22
	Investment Risks	26

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	29
	How to Buy, Sell and Transfer Shares	30
	Funds’ Rights	33
	Short-Term Trading Policy	34
	Redemption Fee	35
	Distribution and Service Payments	36

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	38
	Portfolio Manager Information	39
	Conflicts of Interest	41
	Valuation of Fund Investments	42
	Dividends, Distributions and Taxes	43

Financial Highlights	Financial Performance of the Funds	44

General Information	Shareholder Documents	49
	Certain Fund Policies	49
	Statement of Additional Information	50

Glossary	Glossary of Investment Terms	51

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about five portfolios of BlackRock FundsSM (the “Trust”): BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity”), BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”), BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”), BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity”) and BlackRock Small Cap Value Equity Portfolio (“Small Cap Value Equity”). The portfolios are collectively referred to in this prospectus as the “Funds.” Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

BlackRock Mid-Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. Mid-Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in Mid-Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

4

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Mid-Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

5

Risk/Return Information

The chart and table shown below give you a picture of Mid-Cap Growth Equity’s long-term performance for Service Shares. The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Mid-Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 61.37% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.88% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Growth Equity Portfolio — Service Shares
Return Before Taxes[1]	–46.25%	–2.79%	0.93%
Return After Taxes on Distributions[1]	–46.25%	–2.83%	–1.60%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–30.06%	–2.34%	–0.18%

Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)	–44.32%	–2.33%	–0.18%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Mid-Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.80%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[1]	0.25%

Acquired Fund Fees and Expenses[2]	0.01%

Total Annual Fund Operating Expenses[2]	1.31%

Fee Waivers and Expense Reimbursements[3]	—%

Net Annual Fund Operating Expenses[3]	1.31%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses to 1.53% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$133	$415	$718	$1,579

7

BlackRock Mid-Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Mid-Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Mid-Cap Value Equity’s risks, see “Investment Risks” below.

Who should invest?

Mid-Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of equity securities issued by mid-cap companies

  Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

  Are not looking for a significant amount of current income

8

Risk/Return Information

On January 31, 2005, Mid-Cap Value Equity reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”). The SSR Fund transferred substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund, which were then distributed to SSR Fund shareholders. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund, which had similar investment goals and strategies as the Fund. The chart and table shown below give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The Service Shares were launched in January 2005. The performance of Service Shares for the period before they were launched is based on the performance of Investor A Shares adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

Service Shares
ANNUAL TOTAL RETURNS
Mid-Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.18% (quarter ended December 31, 2001) and the lowest return for a quarter was –24.99% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Mid-Cap Value Equity Portfolio — Service Shares
Return Before Taxes[1]	–38.68%	0.77%	4.90%
Return After Taxes on Distributions[1]	–38.76%	–1.36%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–25.04%	0.25%	3.43%

Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)	–38.44%	0.33%	4.45%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Mid-Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.80%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.20%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Fund Operating Expenses[1]	1.26%

Fee Waivers and Expense Reimbursements[2]	—%

Net Annual Fund Operating Expenses[2]	1.26%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Mid-Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$128	$400	$692	$1,523

10

BlackRock Small Cap Core Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Core Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Core Equity normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

11

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The Fund may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

12

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Core Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Core Equity
As of 12/31

[1]	Performance of the Fund for the 2002 calendar year reflects the cumulative performance from the inception date (January 2, 2002) until December 31, 2002.

During the period shown in the bar chart, the highest return for a quarter was 25.44% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.09% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	Since Inception[2]

BlackRock Small Cap Core Equity Portfolio — Service Shares
Return Before Taxes[1]	–35.91%	–0.48%	4.58%
Return After Taxes on Distributions[1]	–35.91%	–0.96%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–23.34%	–0.39%	3.96%

Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)	–33.79%	–0.93%	1.60%

[1]	Includes all applicable fees and sales charges.

[2]	Inception date is January 2, 2002.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Core Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	1.00%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.39%

Acquired Fund Fees and Expense[2]	0.01%

Total Annual Fund Operating Expenses[3]	1.65%

Fee Waivers and Expense Reimbursements[3]	(0.04)%

Net Annual Fund Operating Expenses[3]	1.61%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Core Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$164	$516	$893	$1,951

14

BlackRock Small Cap Growth Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. Small Cap Growth Equity primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (IPOs).

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in Small Cap Growth Equity?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Growth Investing Style Risk — The Fund follows an investing style that favors growth companies. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Growth Equity’s risks, see “Investment Risks” below.

Who should invest?

Small Cap Growth Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

15

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Growth Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Growth Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 49.24% (quarter ended December 31, 1999) and the lowest return for a quarter was –28.81% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Growth Equity Portfolio — Service Shares
Return Before Taxes[1]	–40.03%	–0.85%	0.47%
Return After Taxes on Distributions[1]	–40.03%	–0.85%	–0.89%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–26.02%	–0.72%	–0.06%

Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)	–38.54%	–2.35%	–0.76%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

16

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Growth Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.38%

Acquired Fund Fees and Expense[3]	0.01%

Total Annual Fund Operating Expenses[3]	1.19%

Fee Waivers and Expense Reimbursements[4]	—%

Net Annual Fund Operating Expenses[4]	1.19%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Operating Expenses to 1.29% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 1.15% (for Service Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund Expenses). These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Growth Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$121	$378	$654	$1,443

17

BlackRock Small Cap Value Equity Portfolio

What is the Fund’s investment objective?

The investment objective of Small Cap Value Equity is long-term capital appreciation.

What are the Fund’s main investment strategies?

Small Cap Value Equity normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Value Index (between approximately $7.8 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

What are the main risks of investing in the Fund?

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

  Small and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

  Value Investing Style Risk — The Fund follows an investing style that favors value companies. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

For additional information about Small Cap Value Equity’s risks, see “Investment Risks” below.

18

Who should invest?

Small Cap Value Equity may be an appropriate investment for you if you:

  Are investing with long term goals

  Want a professionally managed and diversified portfolio of small cap investments

  Are willing to accept the risks of small cap investing in order to seek long term growth of capital

  Are not looking for a significant amount of current income

  Are investing a portion of your portfolio in the Fund and do not consider investment in the Fund to be a complete investment program

19

Risk/Return Information

The chart and table shown below give you a picture of Small Cap Value Equity’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Value Index, a recognized unmanaged index of stock market performance. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Small Cap Value Equity
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 19.76% (quarter ended June 30, 2003) and the lowest return for a quarter was –25.75% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Small Cap Value Equity Portfolio — Service Shares
Return Before Taxes[1]	–35.22%	–1.42%	3.21%
Return After Taxes on Distributions[1]	–35.27%	–4.89%	0.24%
Return After Taxes on Distributions and Sale of Fund Shares[1]	–22.84%	–1.71%	2.00%

Russell 2000® Value Index (Reflects no deduction for fees, expenses or taxes)	–28.93%	0.27%	6.11%

[1]	Includes all applicable fees and sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

20

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Service Shares of Small Cap Value Equity. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees
(Fees paid directly from your investment)	Service Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None

Redemption Fee[1]	2.00%

Exchange Fee	— [1]

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.55%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.69%

Acquired Fund Fees and Expense[3]	0.01%

Total Annual Fund Operating Expenses[3]	1.50%

Fee Waivers and Expense Reimbursements[4]	(0.22)%

Net Annual Fund Operating Expenses[4]	1.28%

[1]	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses to 1.27% (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in Small Cap Value Equity with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs (including interest expense as reported in the fee table) would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$130	$453	$798	$1,772

21

Details About the Funds

How Each Fund Invests

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of a Fund should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

BlackRock Mid-Cap Growth Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on U.S. mid-capitalization management growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

Fund management focuses on U.S. mid-capitalization emerging growth companies.

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which Fund management believes have above-average earnings growth potential. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $24.4 million and $14.5 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP GROWTH EQUITY

Mid-Cap Growth Equity is managed by a team of financial professionals. Eileen M. Leary, CFA, and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

22

BlackRock Mid-Cap Value Equity Portfolio

Investment Goal

The investment objective of Mid-Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking mid-capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of U.S. mid-capitalization companies. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization value companies. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap® Value Index (between approximately $24.4 million and $13.8 billion as of December 31, 2008). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGER OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA, and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Core Equity Portfolio

Investment Goal

The investment objective of Small Cap Core Equity is long-term capital appreciation.

Investment Process

Fund management seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. Fund management initially screens for stocks from a market universe of companies with market capitalizations under $3.2 billion. The Fund will invest in stocks that Fund management believes offer attractive returns through capital appreciation. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price (which is when Fund management believes it is fully valued) or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in the equity securities of U.S. small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000®

23

Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund uses the Russell 2000® Index as a benchmark. The Fund primarily buys common stock but can also invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Growth Equity Portfolio

Investment Goal

The investment objective of Small Cap Growth Equity is long-term capital appreciation.

Investment Process

Fund management focuses on small cap emerging growth companies. Fund management would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. Fund management uses a bottom up investment style in managing the Fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by Fund management.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when, in Fund management’s opinion, there is a deterioration in the company’s fundamentals or the company fails to meet performance expectations.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies which Fund management believes offer superior prospects for growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Growth Index (between approximately $7.6 million to $3.2 billion as of December 31, 2008). In the future, the Fund may define small-capitalization companies using a different index or classification system. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or IPOs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

24

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP GROWTH EQUITY

Small Cap Growth Equity is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

BlackRock Small Cap Value Equity Portfolio

Investment Goal

The investment objective of Small Cap Value Equity is long-term capital appreciation.

Investment Process

Fund management is seeking small capitalization stocks which it believes are worth more than is indicated by current market price. Fund management initially screens for “value” stocks from the universe of companies with market capitalizations under $3.2 billion. Fund management uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Fund generally will sell a stock when it reaches a target price which is when Fund management believes it is fully valued or when, in Fund management’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. small capitalization value companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations comparable in size to the companies in the Russell 2000® Index (between approximately $7.6 million and $3.2 billion as of December 31, 2008). The Fund primarily buys common stock but also can invest in preferred stock and convertible securities. The Fund may invest in REITs.

Fund management may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specified price on a specified date. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP VALUE EQUITY

Small Cap Value Equity is managed by a team of financial professionals. Wayne J. Archambo, CFA, and Kate O’Connor, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

Other Strategies Applicable to the Funds:

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Money Market Securities — Each Fund may invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Fund will not be deemed to deviate from its normal strategies if it holds these securities pending investment.

25

  Temporary Defensive Strategies — It is possible that in extreme market conditions the Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Fund’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment goal.

  Illiquid Securities — Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value.

  When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.

  Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange- traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  “New Issues” Securities — Each Fund may invest in shares of companies through initial public offerings.

  Affiliated Money Market Funds — Each Fund may invest uninvested cash balances in affiliated money market funds.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Funds

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies a Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Mid-Cap Securities Risk (Mid-Cap Growth Equity and Mid-Cap Value Equity) — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Small and Emerging Growth Securities Risk (Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity) — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

26

Growth Investing Style Risk (Mid-Cap Growth Equity and Small Cap Growth Equity) — Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Value Investing Style Risk (Mid-Cap Value Equity and Small Cap Value Equity) — Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the investing style used by a Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Derivatives Risk — A Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax.

REIT Investment Risk (Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

High Portfolio Turnover Risk — High portfolio turnover (more than 100%) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, Fund management will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27

Illiquid Securities Risk — If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities Risk — Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

“New Issues” Risk (Mid-Cap Growth Equity, Mid-Cap Value Equity, Small Cap Core Equity and Small Cap Value Equity) — “New Issues” are initial public offerings of U.S. equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

28

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

If you redeem (either by sale or exchange) shares of any class within 30 days of purchase or exchange, you will generally be charged a redemption fee unless certain conditions are met.

The table below summarizes key features of the Service Share class of each Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, institutions may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees? (Applicable to Small Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio and Small Cap Core Equity Portfolio only)	Yes. Payable if you redeem or exchange within 30 days of purchase.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

29

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

30

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

31

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	intermediary submit your	professional or financial intermediary in accordance with the procedures
Shares	sales order	applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard.
Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-
4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00
p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming:
with BlackRock
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’
custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

32

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Shares can be redeemed by Federal wire transfer to a single previously
Redemption of	with BlackRock (continued)	designated bank account. No charge for wiring redemption payments
Shares (continued)		with respect to Service Shares is imposed by the Fund, although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Securities	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Dealer or Other	financial intermediary	services may not be available for the transferred shares. All future
Financial		trading of these assets must be coordinated by the receiving firm.
Intermediary
	Transfer to a non-participating	You must either:
securities dealer or other
	financial intermediary	•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

33

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require Fund management to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

Fund management discourages market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

34

Redemption Fee

Certain BlackRock Funds listed below, including Small Cap Core Equity, Small Cap Growth Equity and Small Cap Value Equity (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

The redemption fee is for the benefit of the remaining shareholders of the Applicable Funds and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). The Applicable Funds sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Applicable Funds, the redemption fee will not be assessed on redemptions or exchanges by:

  accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Funds or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);

  accounts of shareholders who have died or become disabled;

  shareholders redeeming or exchanging shares:

  — through each Applicable Fund’s Systematic Withdrawal Plan or Systematic Exchange Plan,

  — in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, a 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account,

  — in connection with plans administered as college savings plans under Section 529 of the Internal Revenue Code;

  shareholders executing rollovers of current investments in the Applicable Funds through qualified employee benefit plans;

35

  redemptions of shares acquired through dividend reinvestment;

  BlackRock Funds whose trading practices are determined by the Applicable Funds not to be detrimental to the Applicable Funds or long-term shareholders; and

  certain other accounts in the absolute discretion of the Applicable Funds when the redemption fee is de minimis or a shareholder can demonstrate hardship.

The Applicable Funds reserve the right to modify or eliminate these waivers at any time.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows each Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

36

Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees that the Fund pays to PNC Global Investment Servicing (U.S.) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

37

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”). Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

Mid-Cap Growth Equity and Mid-Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Mid-Cap Growth Equity and Mid-Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.800%

$1 billion – $2 billion	0.700%

$2 billion – $3 billion	0.650%

Greater than $3 billion	0.625%

Small Cap Growth Equity and Small Cap Value Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Growth Equity and Small Cap Value Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.550%

$1 billion – $2 billion	0.500%

$2 billion – $3 billion	0.475%

Greater than $3 billion	0.450%

Small Cap Core Equity Total Annual Management Fee (Before Waivers)

With respect to Small Cap Core Equity, the maximum annual management fee that can be paid to BlackRock (as a percentage of average daily net assets) is 1.00%.

With respect to each Fund, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown in the Fund’s expense table. To achieve this cap, BlackRock has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

38

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock management fees, net of any applicable waiver, as a percentage of the Fund’s average daily net assets as follows:

Mid-Cap Growth Equity	0.80%

Mid-Cap Value Equity	0.80%

Small Cap Core Equity	0.99%

Small Cap Growth Equity	0.48%

Small Cap Value Equity	0.43%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Portfolio Manager Information

Information regarding the portfolio manager(s) of each Fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Mid-Cap Growth Equity

The Fund is managed by a team of financial professionals. Eileen M. Leary, CFA and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Eileen M. Leary, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap growth equity team; Portfolio Manager for State Street Research and Management responsible for the State Street Research Mid-Cap Growth Fund’s day-to-day portfolio management from 2002 to 2005.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

39

Mid-Cap Value Equity

The Fund is managed by a team of financial professionals. Anthony F. Forcione, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing	2005	Managing Director at BlackRock, Inc. since 2005; Member of BlackRock’s small and mid-cap value equity team; Vice President and portfolio manager with State Street Research & Management (“SSRM”) from 2002 to 2005.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small Cap Core Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Small Cap Growth Equity

The Fund is managed by a team of financial professionals. Andrew F. Thut and Andrew Leger are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Andrew F. Thut	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2004	Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Equity Analyst with Massachusetts Financial Services (“MFS”) from 1998 to 2002.

Andrew Leger	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Member of BlackRock’s small and mid-cap growth equity team; Small/Mid-Cap Equity Analyst with Schroders Investment Management N.A.

40

Small Cap Value Equity

The Fund is managed by a team of financial professionals. Kate O’Connor, CFA and Wayne J. Archambo, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director at BlackRock, Inc. since 2001; Member of BlackRock’s small and mid-cap value equity team; Equity Analyst with Independence Investment LLC from 2000 to 2001; Principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

Wayne J. Archambo, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director at BlackRock, Inc. since 2002; Founding Partner and Portfolio Manager of Boston Partners Asset Management, LP from 1995 to 2002; Senior Vice President at The Boston Company Management, Inc. from 1989 to 1995.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

41

Under a securities lending program approved by the Trust’s Board, the Funds have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. A Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Funds’ assets are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Funds value fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. Certain short-term debt securities are valued on the basis of amortized cost.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, if the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities) or when there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

42

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed taxable ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, other financial intermediary or the applicable Fund. Although this cannot be predicted with any certainty, each Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designed by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

43

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Mid-Cap Growth Equity Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$12.92	$10.27	$10.07	$8.46	$7.33

Net investment loss[1]	(0.07)	(0.09)	(0.11)	(0.07)	(0.08)

Net realized and unrealized gain (loss)	(2.98)	2.74	0.44	1.68	1.21

Net increase (decrease) from investment operations	(3.05)	2.65	0.33	1.61	1.13

Distributions from net realized gain	—	—	(0.13)	—	—

Redemption fees added to paid-in capital	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$9.87	$12.92	$10.27	$10.07	$8.46

Total Investment Return

Based on net asset value	(23.61)%	25.80%[3]	3.29%[3]	19.03%[3]	15.42%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.28%	1.22%	1.53%	1.53%	1.53%

Total expenses	1.29%	1.32%	2.02%	1.60%	1.56%

Net investment loss	(0.56)%	(0.76)%	(1.06)%	(0.77)%	(0.97)%

Supplemental Data

Net assets, end of year (000)	$459	$714	$757	$1,136	$10,871

Portfolio turnover	45%	53%	64%	85%	29%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

44

Financial Highlights (continued)

Mid-Cap Value Equity Portfolio*

	Service

	Year Ended September 30,			Period March 1, 2005 to September 30, 2005	Period January 28, 2005[1] to February 28, 2005

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.14	$13.49	$13.61	$12.63	$12.04

Net investment income (loss)	0.06 [2]	0.10 [2]	0.08 [2]	0.02 [2]	(0.01)

Net realized and unrealized gain (loss)	(2.72)	2.33	1.21	0.96	0.60

Net increase (decrease) from investment operations	(2.66)	2.43	1.29	0.98	0.59

Dividends and distributions from:
Net investment income	—	(0.12)	(0.03)	—	—
Tax return of capital	(0.02)	—	—	—	—
Net realized gain	(1.68)	(1.66)	(1.38)	—	—

Total dividends and distributions	(1.70)	(1.78)	(1.41)	—	—

Redemption fees added to paid-in capital	—	0.00 [3]	0.00 [3]	0.00 [3]	—

Net asset value, end of period	$9.78	$14.14	$13.49	$13.61	$12.63

Total Investment Return

Based on net asset value	(20.95)%	19.10%[4]	10.45%[4]	7.76%[4,5]	4.89%[5]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.23%	1.20%	1.25%	1.25%[6]	1.25%[6]

Total expenses	1.25%	1.24%	1.50%	1.54%[6]	1.49%[6]

Net investment income	0.54%	0.68%	0.61%	0.20%[6]	0.39%[6]

Supplemental Data

Net assets, end of period (000)	$2,431	$3,716	$3,130	$889	$1,374

Portfolio turnover	117%	202%	153%	60%	53%

*	The Performance prior to January 31, 2005 set forth in this table is the financial data of State Street Research Mid-Cap Value Fund, a series of a predecessor trust, State Street Research Equity Trust. BlackRock Funds acquired all of the assets and certain stated liabilities of State Street Research Mid-Cap Value Fund on January 28, 2005. The net asset values and other per share information listed have been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Investor A, Investor B and Investor C shares, respectively.

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Less than $0.01 per share.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[5]	Aggregate total investment return.

[6]	Annualized.

45

Financial Highlights (continued)

Small Cap Core Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$21.05	$18.41	$17.59	$14.73	$11.99

Net investment loss[1]	(0.09)	(0.18)	(0.18)	(0.13)	(0.20)

Net realized and unrealized gain (loss)	(3.61)	3.13	1.30	3.10	3.04

Net increase (decrease) from investment operations	(3.70)	2.95	1.12	2.97	2.84

Distributions from net realized gain	(1.62)	(0.31)	(0.30)	(0.11)	(0.15)

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.05

Net asset value, end of year	$15.73	$21.05	$18.41	$17.59	$14.73

Total Investment Return

Based on net asset value	(18.59)%[3]	16.15%[3]	6.47%[3]	20.22%[3]	24.17%[4]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.58%	1.57%	1.60%	1.60%	1.60%

Total expenses	1.64%	1.59%	1.64%	2.01%	2.67%

Net investment loss	(0.51)%	(0.88)%	(0.99)%	(0.80)%	(1.19)%

Supplemental Data

Net assets, end of year (000)	$3,430	$4,909	$2,776	$94	$— [5]

Portfolio turnover	103%	103%	111%	118%	78%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.42%.

[5]	Net assets end of period are less than $500.

46

Financial Highlights (continued)

Small Cap Growth Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$22.58	$18.38	$16.54	$13.92	$11.79

Net investment loss[1]	(0.03)	(0.11)	(0.13)	(0.11)	(0.15)

Net realized and unrealized gain (loss)	(3.25)	4.31	1.97	2.72	2.28

Net increase (decrease) from investment operations	(3.28)	4.20	1.84	2.61	2.13

Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]

Net asset value, end of year	$19.30	$22.58	$18.38	$16.54	$13.92

Total Investment Return

Based on net asset value	(14.53)%[3]	22.85%[3]	11.12%[3]	18.82%[4]	18.07%[3]

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.07%	1.02%	1.08%	1.19%	1.20%

Total expenses	1.07%	1.02%	1.08%	1.19%	1.20%

Net investment income (loss)	(0.14)%	(0.54)%	(0.73)%	(0.70)%	(1.02)%

Supplemental Data

Net assets, end of year (000)	$40,514	$35,945	$26,422	$24,491	$29,569

Portfolio turnover	81%	81%	74%	91%	81%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

[4]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. The impact to the return for redemption fees received during the period was an increase of 0.07%.

47

Financial Highlights (concluded)

Small Cap Value Equity Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$11.57	$13.21	$14.95	$15.07	$14.09

Net investment income (loss)[1]	0.02	0.04	(0.02)	0.00 [2]	(0.07)

Net realized and unrealized gain (loss)	(1.71)	1.25	1.19	2.87	2.84

Net increase (decrease) from investment operations	(1.69)	1.29	1.17	2.87	2.77

Dividends and distributions from:
Net investment income	—	(0.28)	(0.17)	—	—
Tax return of capital	(0.30)	—	—	—	—
Net realized gain	(1.51)	(2.65)	(2.74)	(2.99)	(1.79)

Total dividends and distributions	(1.81)	(2.93)	(2.91)	(2.99)	(1.79)

Redemption fees added to paid-in capital[2]	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$8.07	$11.57	$13.21	$14.95	$15.07

Total Investment Return

Based on net asset value[3]	(17.15)%	9.92%	9.45%	20.46%	20.45%

Ratios to Average Net Assets

Total expenses after waivers, reimbursement
and fees paid indirectly	1.26%	1.10%	1.27%	1.24%	1.25%

Total expenses	1.40%	1.12%	1.32%	1.25%	1.29%

Net investment income (loss)	0.19%	0.34%	(0.18)%	(0.03)%	(0.45)%

Supplemental Data

Net assets, end of year (000)	$1,546	$2,143	$3,852	$3,405	$3,288

Portfolio turnover	159%	108%	123%	133%	154%

[1]	Based on average shares outstanding.

[2]	Less than $0.01 per share.

[3]	Redemption fee of 2.00% received by the Fund is reflected in total return calculations. There was no impact to the return.

48

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

49

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

50

Glossary

Glossary of Investment Terms

Capitalization — the market value of a company, calculated by multiplying the number of shares outstanding by the current price per share.

Common Stock — securities representing shares of ownership of a corporation.

Convertible Securities — debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Earnings Growth — the rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth may cause share prices to increase.

Equity Security — common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

Fundamental Analysis — a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Growth Companies — growth companies are those whose earnings growth potential appears to Fund management to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

REITs — REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Russell Midcap® Growth Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Index — an index that consists of the bottom 800 securities of the Russell 1000® Index with less-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

Russell 2000® Growth Index — an index that contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Russell 2000® Index — an index that measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Russell 2000® Value Index — an index that contains those securities with less-than-average growth orientations, generally having lower price-to-book and price-to-earnings ratios.

Total Return — a way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

51

Value Companies — companies that appear to be undervalued by the market as measured by certain financial formulas.

Glossary of Expense Terms

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Management Fee — a fee paid to BlackRock for managing a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the fund sells securities and agrees to buy them back at a particular date and price).

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sales charges that you may pay when you buy or sell shares of a Fund.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

52

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Mid-Cap Growth Equity Portfolio
   BlackRock Mid-Cap Value Equity Portfolio
   BlackRock Small Cap Core Equity Portfolio
   BlackRock Small Cap Growth Equity Portfolio
   BlackRock Small Cap Value Equity Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427

(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800)-441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800)-441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800)-441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MCSC-SVC-0109

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Money Market Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio

Investor and Institutional Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock Money Market Portfolio	4
	BlackRock U.S. Treasury Money Market Portfolio	8
	BlackRock Municipal Money Market Portfolio	11
	BlackRock New Jersey Municipal Money Market Portfolio	15
	BlackRock North Carolina Municipal Money Market Portfolio	19
	BlackRock Ohio Municipal Money Market Portfolio	23
	BlackRock Pennsylvania Municipal Money Market Portfolio	27
	BlackRock Virginia Municipal Money Market Portfolio	31

Details About the Funds	How Each Fund Invests	35
	Investment Risks	41

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	43
	Details about the Share Classes	45
	How to Buy, Sell and Transfer Shares	46
	Account Services and Privileges	52
	Funds’ Rights	53
	Short-Term Trading Policy	54
	Redemption Fee	55
	Distribution and Service Payments	55

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	57
	Conflicts of Interest	58
	Valuation of Fund Investments	59
	Dividends, Distributions and Taxes	60

Financial Highlights	Financial Performance of the Funds	62

General Information	Shareholder Documents	79
	Certain Fund Policies	79
	Statement of Additional Information	80

Glossary	Glossary of Investment Terms	81

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury Money Market Portfolio”), BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), BlackRock New Jersey Money Market Portfolio (“New Jersey Municipal Money Market Portfolio”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal Money Market Portfolio”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal Money Market Portfolio”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal Money Market Portfolio”), BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio, U.S. Treasury Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”. New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio may be collectively referred to herein as the “State Municipal Money Market Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master” fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

4

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

  The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.
  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

5

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and for Investor A, Investor B, Investor C and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.07% (quarter ended December 31, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Investor A
Return Before Taxes	2.59%	2.97%	3.02%

BlackRock Money Market Portfolio — Investor B
Return Before Taxes	1.89%	2.48%	2.48%

BlackRock Money Market Portfolio — Investor C
Return Before Taxes	1.89%	2.47%	2.48%

BlackRock Money Market Portfolio — Institutional
Return Before Taxes	2.94%	3.34%	3.43%

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares[1]	Shares[1]	Shares

Management Fee	0.43%	0.43%	0.43%	0.43%

Distribution and/or Service (12b-1) Fees	0.22%	0.34%	0.23%	None

Other Expenses	0.22%[2]	0.34%	0.23%	0.27%[2]

Total Annual Fund Operating Expenses[3]	0.90%	1.77%	1.66%	0.70%

Fee Waivers and Expense Reimbursements[4]	(0.01)%	(0.28)%	(0.17)%	(0.28)%

Net Annual Fund Operating Expenses[4]	0.89%	1.49%	1.49%	0.42%

[1]	Investor B and Investor C Shares are no longer being offered to new investors.

2	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.89% (for Investor A Shares), 1.49% (for Investor B and C Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.79% (for Investor A Shares), 1.39% (for Investor B Shares), and 1.42% (for Investor C Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$91	$286	$497	$1,107

Investor B Shares[1]	$152	$530	$933	$1,831[2] /$1,722[3]

Investor C Shares[1]	$152	$507	$886	$1,951

Institutional Shares	$43	$196	$362	$844

[1]	These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of the Fund received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Trust as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of the Fund that are purchased from the Trust and not acquired by exchange.

[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of a BlackRock equity portfolio of the Trust).

[3]	Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a BlackRock bond portfolio of the Trust).

7

U.S. Treasury Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests 80% of its net assets in short term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the U.S. Treasury Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The U.S. Treasury Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

8

Risk/Return Information

The chart and table shown below give you a picture of the U.S. Treasury Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and for Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
U.S. Treasury Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.43% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Treasury Money Market Portfolio — Investor A
Return Before Taxes	1.19%	2.55%	2.68%

BlackRock U.S. Treasury Money Market Portfolio — Institutional
Return Before Taxes	1.44%	2.87%	3.07%

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the U.S. Treasury Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.18%[1]	0.29%[1]

Total Annual Fund Operating Expenses[2]	0.88%	0.74%

Fee Waivers and Expense Reimbursements[3]	—	(0.33)%

Net Annual Fund Operating Expenses[3]	0.88%	0.41%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.88% (for Investor A Shares) and 0.41% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.72% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the U.S. Treasury Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$90	$281	$488	$1,084

Institutional Shares	$42	$203	$379	$ 887

10

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

11

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

12

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.06% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.66%	1.95%	1.88%

BlackRock Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.95%	2.26%	2.27%

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses[2]	0.16%	0.29%[1]

Total Annual Fund Operating Expenses	0.86%	0.74%

Fee Waivers and Expense Reimbursements[3]	—	(0.32)%

Net Annual Fund Operating Expenses[3]	0.86%	0.42%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.89% (for Investor A Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.71% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$88	$274	$477	$1,061

Institutional Shares	$43	$204	$380	$ 888

14

New Jersey Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in New Jersey. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

15

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the New Jersey Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The New Jersey Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in New Jersey

  Are looking for preservation of capital

  Are looking for current income and liquidity

16

Risk/Return Information

The chart and table shown below give you a picture of the New Jersey Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
New Jersey Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock New Jersey Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.69%	1.94%	1.84%

BlackRock New Jersey Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.98%	2.25%	2.23%

17

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the New Jersey Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.16%	0.26%[1]

Total Annual Fund Operating Expenses[2]	0.86%	0.71%

Fee Waivers and Expense Reimbursements[3]	—	(0.32)%

Net Annual Fund Operating Expenses[3]	0.86%	0.39%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.96% (for Investor A Shares) and 0.39% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.67% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the New Jersey Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$88	$274	$477	$1,061

Institutional Shares	$40	$195	$363	$ 852

18

North Carolina Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in North Carolina. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

19

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the North Carolina Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The North Carolina Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in North Carolina

  Are looking for preservation of capital

  Are looking for current income and liquidity

20

Risk/Return Information

The chart and table shown below give you a picture of the North Carolina Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
North Carolina Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.90% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock North Carolina Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.55%	1.97%	1.90%

BlackRock North Carolina Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.97%	2.34%	2.32%

21

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the North Carolina Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.38%	0.25%[1]

Total Annual Fund Operating Expenses[2]	1.08%	0.70%

Fee Waivers and Expense Reimbursements[3]	(0.21)%	(0.40)%

Net Annual Fund Operating Expenses[3]	0.87%	0.30%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.87% (for Investor A Shares) and 0.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.74% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the North Carolina Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$323	$575	$1,298

Institutional Shares	$31	$184	$350	$ 833

22

Ohio Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Ohio. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other security, is exempt from regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

23

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Ohio Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Ohio Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Ohio

  Are looking for preservation of capital

  Are looking for current income and liquidity

24

Risk/Return Information

The chart and table shown below give you a picture of the Ohio Municipal Money Market Portfolio’s long-term performance for Investor A Shares in the chart and Investor A and Institutional Shares in the table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Ohio Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Ohio Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.92%	2.07%	1.99%

BlackRock Ohio Municipal Money Market Portfolio — Institutional
Return Before Taxes	2.20%	2.38%	2.39%

25

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Ohio Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.17%	0.31%[1]

Total Annual Fund Operating Expenses[1]	0.87%	0.76%

Fee Waivers and Expense Reimbursements[3]	—	(0.37)%

Net Annual Fund Operating Expenses[3]	0.87%	0.39%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.96% (for Investor A Shares) and 0.39% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.67% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Ohio Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$278	$482	$1,073

Institutional Shares	$40	$206	$386	$ 908

26

Pennsylvania Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Pennsylvania. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

27

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Pennsylvania Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Pennsylvania Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Pennsylvania

  Are looking for preservation of capital

  Are looking for current income and liquidity

28

Risk/Return Information

The chart and table shown below give you a picture of the Pennsylvania Municipal Money Market Portfolio’s long-term performance for Investor A Shares (in the chart) and Investor A and Institutional Shares (in the table). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Investor A Shares
ANNUAL TOTAL RETURNS
Pennsylvania Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Pennsylvania Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.56%	1.97%	1.86%

BlackRock Pennsylvania Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.84%	2.25%	2.24%

29

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Pennsylvania Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.13%	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.83%	0.72%

Fee Waivers and Expense Reimbursements[3]	—	(0.30)%

Net Annual Fund Operating Expenses[3]	0.83%	0.42%

1	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.99% (for Investor A Shares) and 0.42% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.70% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Pennsylvania Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$85	$265	$460	$1,025

Institutional Shares	$43	$200	$371	$ 866

30

Virginia Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Virginia. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in the opinion of bond counsel, is exempt from regular Federal income tax and Virginia state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

31

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Virginia Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Virginia Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Virginia

  Are looking for preservation of capital

  Are looking for current income and liquidity

32

Risk/Return Information

The chart and table shown below give you a picture of the Virginia Municipal Money Market Portfolio’s long-term performance for Institutional Shares (in the chart) and Investor A and Institutional Shares (in the table). During the fiscal year ended September 30, 2008, Investor A Shares were not in operation. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Institutional Shares
ANNUAL TOTAL RETURNS
Virginia Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.03% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Virginia Municipal Money Market Portfolio — Investor A
Return Before Taxes	1.56%[1]	1.86%[1]	1.85%[1]

BlackRock Virginia Municipal Money Market Portfolio — Institutional
Return Before Taxes	1.86%	2.30%	2.33%

[1]	The Investor A Shares were not in operation since March 12, 2002 and, accordingly, the “Returns Before Taxes” are based on estimated amounts for the period in which they were not in operation.

33

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A and Institutional Shares of the Virginia Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Investor A Shares[1]	Institutional Shares

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.23%	0.25%[2]

Total Annual Fund Operating Expenses[3]	0.93%	0.70%

Fee Waivers and Expense Reimbursements[4]	(0.06)%	(0.40)%

Net Annual Fund Operating Expenses[4]	0.87%	0.30%

[1]	The Investor A Shares were not in operation during the most recent fiscal year and, accordingly, “Other Expenses” are based on estimated amounts for the current fiscal year.

2	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[4]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.87% (for Investor A Shares) and 0.30% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses were 0.62% (for Investor A Shares). See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Virginia Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$89	$290	$509	$1,137

Institutional Shares	$31	$184	$350	$ 833

34

Details About the Funds

How Each Funds Invests

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Board”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by Fund management to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

35

U.S. Treasury Money Market Portfolio

Investment Goal

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

New Jersey Municipal Money Market Portfolio

Investment Goal

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

36

Primary Investment Strategies

The Fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax.

In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

North Carolina Municipal Money Market Portfolio

Investment Goal

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

37

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Ohio Municipal Money Market Portfolio

Investment Goal

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Ohio state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.
The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

38

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Pennsylvania Municipal Money Market Portfolio

Investment Goal

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Virginia Municipal Money Market Portfolio

Investment Goal

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

39

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Virginia.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. Up to 20% of the Fund's assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Other Investment Strategies Applicable to All Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to Municipal Money Market Portfolio and State Municipal Money Market Funds

In addition to the strategies discussed above, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Each State Municipal Money Market Fund may invest without limit in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

40

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing a Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per shares for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Non-Diversification Risk (State Municipal Money Market Funds) — Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because a Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Municipal Securities Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

41

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for a Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — From time to time a Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — A Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — The Municipal Money Market Portfolio and each State Municipal Money Market Fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-exempt status of investments and will not do its own analysis. The status of a Municipal Security as tax-exempt may be affected by events that occur after the Municipal Security is issued.

42

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (Investor A and Institutional Shares in this prospectus for Money Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio, New Jersey Money Market Portfolio, North Carolina Money Market Portfolio, Ohio Money Market Portfolio and Pennsylvania Money Market Portfolio; Institutional Shares in this prospectus for the Virginia Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. The Money Market Portfolio no longer offers Investor B or Investor C Shares to new investors. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

For example, if you select Institutional Shares of a Fund, you will not pay any distribution fees. However, only certain investors may buy Institutional Shares.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes offered by this prospectus.

43

Share Classes at a Glance

	Investor A1,3	Investor B1,2	Investor C1,2	Institutional[1]

Availability	Generally available	Generally available	Generally available	Limited to certain
	through financial	through the exchange of	through the exchange of	investors, including:
	intermediaries.	Investor B Shares of an	Investor C Shares of an	•Current Institutional
		equity or bond portfolio	equity or bond portfolio	shareholders that meet
		of the Trust.	of the Trust.	certain requirements
•Certain retirement
plans
•Participants in certain
programs sponsored
by BlackRock or its
affiliates or financial
intermediaries.
•Certain employees and
affiliates of BlackRock
or its affiliates.

Minimum Investment	$1,000 for all	$1,000 for all	$1,000 for all	•$2 million for
	accounts except:	accounts except:	accounts except:	institutions and
	•$250 for certain fee-	•$250 for certain fee-	•$250 for certain fee-	individuals
	based programs	based programs	based programs
	•$100 for retirement	•$100 for retirement	•$100 for retirement	Institutional Shares are
	plans	plans	plans	available to clients of
	•$50, if establishing	•$50, if establishing	•$50, if establishing	registered investment
	Automatic Investment	Automatic Investment	Automatic Investment	advisors who have
	Plan (“AIP”)	Plan (“AIP”)	Plan (“AIP”)	$250,000 invested in
the Fund

Initial Sales	No. Entire purchase	No. Entire purchase	No. Entire purchase	No. Entire purchase
Charge?	price is invested in	price is invested in	price is invested in	price is invested in
	shares of the Fund.	shares of the Fund.	shares of the Fund.	shares of the Fund.

Deferred Sales	No.	No. May be charged	No. May be charged	No.
Charge?		upon redemption of	upon redemption of
		shares received in an	shares received in an
		exchange transaction	exchange transaction
		for Investor B shares of	for Investor C shares of
		an equity or bond	an equity or bond
		portfolio of the Trust.	portfolio of the Trust.

Distribution and	No Distribution Fee.	0.75% Annual	0.75% Annual	No.
Service (12b-1)	0.25% Annual Service	Distribution Fee. 0.25%	Distribution Fee. 0.25%
Fees?	Fee.	Annual Service Fee.	Annual Service Fee.

Redemption Fees?	No.	No.	No.	No.

Conversion to Investor	N/A	No. However, Investor B	No.	No.
A Shares?		Shares received in an
exchange transaction
for Investor B Shares of
an equity portfolio of
the Trust will convert to
Investor A Shares after
eight years. Investor B
Shares received in an
exchange transaction
for Investor B shares of
a bond portfolio of the
Trust will convert to
Investor A Shares after
seven years.

44

	Investor A1,3	Investor B1,2	Investor C1,2	Institutional[1]

Advantage	Generally available to	N/A	N/A	No upfront sales
	most investors.			charge.

Disadvantage	You pay ongoing	N/A	N/A	Limited availability
shareholder servicing
fees.

[1]	Please see “Details About the Share Classes” for more information about each share class.

[2]	Investor B and Investor C Shares are no longer offered by the Money Market Portfolio and are not offered by the other Funds.

[3]	Investor A Shares are no longer offered by the Virginia Municipal Money Market Portfolio.

The following pages will cover the additional details of each share class, including the eligibility requirements for purchasing Institutional Share.

Details about the Share Classes

Investor A, Investor B, Investor C and Institutional Shares are not subject to any sales charge. However, Investor B and Investor C Shares may be subject to a sales charge if received in an exchange for the same share class of an equity or bond portfolio of the Trust. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares.

Eligible Institutional investors include the following:

  Investors who currently own Institutional Shares of a Fund may make additional purchases of Institutional Shares of that Fund except for investors holding shares through certain omnibus accounts at financial intermediaries that are omnibus with the Fund and do not meet the applicable investment minimums;

  Institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund;

  Certain qualified retirement plans;

  Investors in selected fee based programs;

  Clients of registered investment advisors who have $250,000 invested in the Fund;

  Trust department clients of PNC Bank and Merrill Lynch Bank & Trust Company, FSB and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

  Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

  Holders of certain Merrill Lynch sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Fund; and

  Employees, officers and directors/trustees of BlackRock Inc., mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”), The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”) or their respective affiliates

45

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your financial professional or other financial intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, transferring or exchanging shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Funds may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Funds at any time for any reason.

In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

46

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class	Refer to the “Share Classes at a Glance” table in this prospectus (be
	appropriate for you	sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

	Next, determine the amount	Refer to the minimum initial investment in the “Share Classes at a
	of your investment	Glance” table of this prospectus.

The Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs.

See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	professional or financial	net asset value after your order is placed. Any purchase orders placed
	intermediary submit your	prior to the close of business on the New York Stock Exchange (the
	purchase order	“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for	To purchase shares directly with BlackRock, call (800) 441-7762 and
	accounts held directly with	request a new account application. Mail the completed application
	BlackRock)	along with a check payable to “BlackRock Funds” to PNC Global
Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”),
formerly PFPC Inc., at the address on the application.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $50 for
Investment		all accounts except that certain retirement plans may have a lower minimum for additional purchases and certain programs, such as the automatic investment plans, may have higher minimums. (The
minimums for additional purchases may be waived under certain circumstances.)

	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary. You may also be able to
	intermediary submit your	purchase by Internet by logging onto the BlackRock website at
	purchase order for additional	www.blackrock.com/funds. For more details on purchasing by Internet
	shares	see below.

	Or contact BlackRock (for	Purchase by Telephone: Call (800) 441-7762 and speak with one of
	accounts held directly with	our representatives. The Fund has the right to reject any telephone
	BlackRock)	request for any reason.

Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (VRU) at
(800) 441-7762.

47

How to Buy Shares

	Your Choices	Important Information for You to Know

Add to Your	Or contact BlackRock (for	Purchase by Internet: You may purchase your shares, and view activity
Investment	accounts held directly with	in your account, by logging onto the BlackRock website at
(continued)	BlackRock) (continued)	www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be placed at the net asset value determined that day.
Contact your financial intermediary or BlackRock for further information.
The Fund limits Internet purchases in Investor class shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).

	Participate in the Automatic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
	Investment Plan (AIP)	specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than
4:00 p.m. (Eastern time) on the third business day (in the case of
Investor Shares) or first business day (in the case of Institutional
Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the fund you are purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

48

How to Buy Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can also make redemption requests through your financial
Redemption of	professional or other financial	professional. Shareholders should indicate whether they are
Shares	intermediary submit your	redeeming Investor A, Investor B (for the Money Market Portfolio),
	sales order	Investor C (for the Money Market Portfolio) or Institutional Shares. The
price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange
(generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly	Methods of Redeeming
with BlackRock
Redeem by Telephone: You may sell shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check,
(ii) $250,000 for payments through the Automated Clearing House
Network (“ACH”) or wire transfer or (iii) $10,000,000 for sales of
Institutional Shares. Different maximums may apply to investors in
Institutional Shares. Call (800) 441-7762 for details. Redemption requests in excess of these amounts must be in writing with a medallion signature guarantee. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.
The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change,
telephone redemptions may be difficult to complete. Please
find below alternative redemption methods.

Redeem by VRU: Investor shares may also be redeemed by use of the
Fund’s automated voice response unit service (“VRU”). Payment for
Investor shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check,
ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be
paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

49

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Selling shares held directly	Payment by Check: BlackRock will normally mail redemption proceeds
Redemption of	with BlackRock (continued)	within seven days following receipt of a properly completed request.
Shares (continued)		Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail.
You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the
redeeming shareholder on the next business day, provided that the
Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. With respect to the Municipal Money Market
Portfolio and the State Municipal Money Market Funds, to the extent a redemption order is submitted between 12 noon and 12:30 p.m.
(Eastern time), payment normally will be wired on the same business day (provided that the Fund’s custodian is open for business) up to
$10 million per investor. Redemption orders in excess of $10 million per investor submitted between 12 noon and 12:30 p.m. (Eastern time) normally will be wired on the next business day on which the
Fund’s custodian is open for business. The Funds reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of a Fund, an earlier payment could adversely affect such Fund. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the
Funds.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4
p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

Note on Expedited Redemptions: Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at
(800) 441-7762. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
-

50

How to Exchange Shares or Transfer your Account

	Your Choices	Important Information for You to Know

Exchange	Selling shares of one fund to	Investor A, Investor B, Investor C and Institutional Shares, as
Privilege	purchase shares of another	applicable, of the Funds, are generally exchangeable for shares of the
	fund (“exchanging”)	same class of another BlackRock Fund.

You can exchange $1,000 or more of Investor A, Investor B or
Investor C Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of a Fund may make exchanges into
Institutional shares of other funds except for investors holding shares through certain client accounts at financial professionals that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of
Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors. If you held the exchanged shares for 30 days or less you may be charged a redemption fee (please refer to the
“Redemption Fee” section of this prospectus for additional information).

Some of the BlackRock Funds impose a sales charge. Therefore the exchange of Investor A Shares may be subject to that sales charge. Investor A Shares of a Fund that were obtained with the exchange privilege and that originally were shares of a
BlackRock Fund that were subject to a sales charge can
be exchanged for Investor A Shares of an equity or bond
BlackRock Fund based on their respective net asset values.
Exchanges of shares of a Fund for Investor B or Investor C Shares of an equity or bond BlackRock Fund may be subject to the applicable CDSC upon the sale of these Investor B or Investor C Shares received in exchange.

To exercise the exchange privilege, you may contact your financial professional or financial intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the
Internet by accessing your account online at
www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the
Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion that you are engaging in market timing activities. See “Short Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other financial professional before making an exchange request.

Transfer Shares to	Transfer to a participating	You may transfer your shares of the Fund only to another securities
Another Financial	financial intermediary	dealer that has entered into an agreement with the Distributor. Certain
Intermediary		shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

	Transfer to a non-participating	You must either:
financial intermediary
•Transfer your shares to an account with the Fund; or
•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

51

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic	Allows systematic	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a
Investment Plan	investments on a periodic	specific amount on a periodic basis from your checking or savings
(AIP)	basis from checking or	account into your investment account. You may apply for this option
	savings account.	upon account opening or by completing the Automatic Investment
Plan application. The minimum investment amount for an automatic investment plan is $50 per portfolio.

Check Writing	Allows redemptions from	Upon request, the Fund will provide the holders of Investor A
Privilege	Money Market Funds using	Shares and Institutional Shares with check writing redemption
	check writing	privileges. In order to exercise this privilege, the CheckWriting application and signature card must be completed and provided in conjunction with an account application.

Shareholders will be charged a $15 fee for each check which has been returned as a result of insufficient funds.

Dividend Allocation	Automatically invests your	Dividend and capital gains distributions may be reinvested in your
Plan	distributions into another	account to purchase additional shares or paid in cash. Using the
	BlackRock fund of your choice	Dividend Allocation Plan, you can direct your distributions to your bank
	pursuant to your instructions,	account (checking or savings), to purchase shares of another fund at
	without any fees or sales	BlackRock without any fees or sales charges, or by check to special
	charges.	payee. Please call (800) 441-7762 for details. If investing into another fund at BlackRock, the receiving fund must be open to new
purchases

EZ Trader	Allows an investor to	(NOTE: This option is offered to shareholders whose accounts are
	purchase or sell Investor	held directly with BlackRock. Please speak with your financial
	class shares by telephone or	professional if your account is held elsewhere).
over the Internet through
	ACH.	Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.
Proceeds will be sent to your pre-designated bank account.

Systematic	This feature can be used by	A minimum of $10,000 in the initial BlackRock Fund is required and
Exchange	investors to systematically	investments in any additional funds must meet minimum initial
	exchange money from one	investment requirements.
fund to up to four other funds.

52

Systematic	This feature can be used by	To start a Systematic Withdrawal Plan (“SWP”) a shareholder must
Withdrawal Plan	investors who want to receive	have a current investment of $10,000 or more in a BlackRock Fund.
(SWP)	regular distributions from their
	accounts.	Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the
SWP Application Form which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of an equity or bond fund [[advised by
BlackRock? or “of the Trust”?]] at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No applicable CDSC on shares of the Money
Market Portfolio acquired in exchange for Investor A, Investor B or
Investor C Shares of an equity or bond fund of the Trust will be assessed on redemptions of those Investor B or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor A, Investor B or Investor
C Shares will not be subject to the CDSC if they do not exceed 1%, 3%
and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A, Investor B or Investor
C Shares in excess of this limit will still pay any applicable CDSC.
Ask your financial adviser or financial intermediary for details.

Funds’ Rights

Each Fund may:
  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

53

Short-Term Trading Policy

The Board of Trustees (the “Board”) of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

54

Redemption Fee

The Funds do not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock EuroFund
BlackRock Global Allocation Fund, Inc.
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Financial Services Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund, Inc.
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Diversification Fund
BlackRock International Fund
BlackRock International Index Fund

BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Latin America Fund, Inc.
BlackRock Pacific Fund, Inc.
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund, Inc.
MFS Research International FDP Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio BlackRock High Income Fund BlackRock High Yield Bond Portfolio	BlackRock International Bond Portfolio BlackRock Strategic Income Portfolio BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plan, Investor B and Investor C Shares pay a fee (“distribution fees”) to the Distributor, and/or its affiliates, including PNC and its affiliates, and to Merrill Lynch and/or Bank of America Corporation (“BAC”) and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch and BAC for sales support services provided in connection with the sale of Investor B and Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, Merrill Lynch, BAC and their respective affiliates) (each a “Financial Intermediary”) for sales support services and related expenses. All Investor B and Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Investor B and Investor C Shares. Investor A and Institutional Shares do not pay a distribution fee.

Under the Plan, the Trust also pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to Financial Intermediaries for providing support services to their customers who own Investor A, Investor B and Investor C Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A, Investor B and Investor C Shares of the Fund. All Investor A, Investor B and Investor C Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

55

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A, Investor B and Investor C Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A, Investor B and Investor C Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

56

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board of Trustees. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management corporation ("BIMC"), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of Trustees of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Funds.

57

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

U.S. Treasury Money Market Portfolio	0.29%

Municipal Money Market Portfolio	0.29%

New Jersey Municipal Money Market Portfolio	0.25%

North Carolina Municipal Money Market Portfolio	0.11%

Ohio Municipal Money Market Portfolio	0.25%

Pennsylvania Municipal Money Market Portfolio	0.32%

Virginia Municipal Money Market Portfolio	0.14%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC

58

Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Funds have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC GIS, each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Each of the Funds have been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

59

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio and the State Municipal Money Market Funds intend to make distributions, most of which will be excludable from gross income for Federal income tax purposes and, for the State Municipal Money Market Funds, for purposes of the designated state’s personal income tax and, in certain instances, local personal income tax. Where applicable, each State Municipal Money Market Fund also intends that the value of its shares will be exempt from state and/or local intangible personal property tax in the designated state, although it cannot guarantee that this will always be the case.

The Municipal Money Market Portfolio and the State Municipal Money Market Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a State Municipal Money Market Fund are from bond interest income that is excludable from income for state income tax purposes in the designated state, they are exempt from personal income tax of the designated state (and in certain circumstances, local income tax). To the extent applicable, the value of a State Municipal Money Market Fund’s shares should be exempt from state and/or local intangible personal property taxes in the designated state. If you hold shares in the Municipal Money Market Portfolio or a State Municipal Money Market Fund investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

60

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in a State Municipal Money Market Fund and the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

61

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio
	Institutional Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0346	0.0498	0.0436	0.0233	0.0083

Dividends from net investment income	(0.0346)	(0.0498)	(0.0436)	(0.0233)	(0.0083)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.52%	5.10%	4.44%	2.36%	0.84%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.56%	0.58%	0.63%	0.71%	0.63%

Net investment income	3.57%	4.99%	4.36%	2.30%	0.78%

Supplemental Data

Net assets, end of year (000)	$595,728	$745,726	$568,058	$574,473	$593,380

62

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0312	0.0461	0.0399	0.0199	0.0044

Dividends from net investment income	(0.0312)	(0.0461)	(0.0399)	(0.0199)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.16%	4.71%	4.07%	2.01%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.76%	0.79%	0.79%	0.76%	0.82%

Total expenses	0.87%	0.92%	1.05%	1.06%	1.13%

Net investment income	3.07%	4.61%	3.98%	2.04%	0.43%

Supplemental Data

Net assets, end of year (000)	$461,079	$393,399	$399,656	$433,609	$362,495

63

Financial Highlights (continued)

	Investor B Year Ended September 30,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0418	0.0354	0.0151	0.0015

Dividends from net investment income	(0.0250)	(0.0418)	(0.0354)	(0.0151)	(0.0015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.53%	4.27%	3.60%	1.52%	0.15%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	1.39%	1.22%	1.24%	1.24%	1.10%

Total expenses	1.77%	1.83%	1.83%	1.74%	1.79%

Net investment income	2.40%	4.18%	3.54%	1.66%	0.14%

Supplemental Data

Net assets, end of year (000)	$15,835	$11,532	$19,462	$18,716	$8,924

64

Financial Highlights (continued)

	Investor C Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0417	0.0354	0.0151	0.0014

Dividends from net investment income	(0.0250)	(0.0417)	(0.0354)	(0.0151)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.53%	4.25%	3.60%	1.52%	0.15%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	1.42%	1.24%	1.24%	1.24%	1.10%

Total expenses	1.66%	1.79%	1.78%	1.73%	1.79%

Net investment income	2.15%	4.16%	3.59%	1.79%	0.14%

Supplemental Data

Net assets, end of year (000)	$25,356	$5,109	$8,866	$5,043	$884

65

Financial Highlights (continued)

U.S. Treasury Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0478	0.0422	0.0221	0.0072

Dividends from net investment income	(0.0234)	(0.0478)	(0.0422)	(0.0221)	(0.0072)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.37%	4.89%	4.30%	2.23%	0.72%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.41%	0.41%	0.41%	0.41%	0.41%

Total expenses	0.59%	0.61%	0.65%	0.73%	0.70%

Net investment income	2.26%	4.75%	4.26%	2.18%	0.68%

Supplemental Data

Net assets, end of year (000)	$382,033	$312,979	$211,960	$164,905	$176,136

66

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0450	0.0388	0.0186	0.0031

Dividends from net investment income	(0.0206)	(0.0450)	(0.0388)	(0.0186)	(0.0031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	4.59%	3.95%	1.88%	0.31%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.69%	0.70%	0.75%	0.75%	0.82%

Total expenses	0.85%	0.86%	1.04%	1.07%	1.19%

Net investment income	1.86%	4.49%	3.86%	1.83%	0.31%

Supplemental Data

Net assets, end of year (000)	$123,316	$31,970	$28,593	$31,990	$41,283

67

Financial Highlights (continued)

Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0331	0.0289	0.0172	0.0073

Dividends from net investment income	(0.0234)	(0.0331)	(0.0289)	(0.0172)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.36%	3.36%	2.93%	1.74%	0.73%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.60%	0.63%	0.67%	0.74%	0.71%

Net investment income	2.26%	3.29%	2.88%	1.69%	0.69%

Supplemental Data

Net assets, end of year (000)	$92,663	$42,083	$61,154	$75,789	$126,534

68

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0205	0.0302	0.0258	0.0136	0.0042

Dividends from net investment income	(0.0205)	(0.0302)	(0.0258)	(0.0136)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.07%	3.06%	2.61%	1.37%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.71%	0.71%	0.73%	0.79%	0.72%

Total expenses	0.86%	0.89%	1.03%	1.11%	1.19%

Net investment income	2.02%	3.01%	2.53%	1.29%	0.42%

Supplemental Data

Net assets, end of year (000)	$7,004	$3,776	$2,830	$4,262	$7,322

69

Financial Highlights (continued)

New Jersey Municipal Money Market Portfolio
	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0228	0.0326	0.0285	0.0175	0.0074

Dividends from net investment income	(0.0228)	(0.0326)	(0.0285)	(0.0175)	(0.0074)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.30%	3.31%	2.89%	1.76%	0.74%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses	0.61%	0.62%	0.66%	0.74%	0.72%

Net investment income	2.30%	3.26%	2.88%	1.73%	0.74%

Supplemental Data

Net assets, end of year (000)	$114,696	$156,005	$99,173	$74,329	$80,530

70

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0200	0.0298	0.0255	0.0138	0.0044

Dividends from net investment income	(0.0200)	(0.0298)	(0.0255)	(0.0138)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.03%	2.58%	1.39%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.67%	0.67%	0.69%	0.75%	0.69%

Total expenses	0.86%	0.87%	1.02%	1.11%	1.21%

Net investment income	1.96%	2.99%	2.56%	1.40%	0.43%

Supplemental Data

Net assets, end of year (000)	$27,216	$30,250	$17,662	$15,027	$12,821

71

Financial Highlights (continued)

North Carolina Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0234	0.0336	0.0299	0.0185	0.0084

Dividends from net investment income	(0.0234)	(0.0336)	(0.0299)	(0.0185)	(0.0084)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.37%	3.42%	3.04%	1.87%	0.85%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses	0.67%	0.68%	0.70%	0.80%	0.74%

Net investment income	2.31%	3.36%	3.00%	1.84%	0.84%

Supplemental Data

Net assets, end of year (000)	$60,404	$66,246	$61,086	$56,017	$58,168

72

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0190	0.0298	0.0264	0.0151	0.0054

Dividends from net investment income	(0.0190)	(0.0298)	(0.0264)	(0.0151)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.92%	3.03%	2.67%	1.52%	0.55%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.74%	0.67%	0.66%	0.64%	0.60%

Total expenses	1.08%	1.02%	1.10%	1.15%	1.23%

Net investment income	1.98%	2.98%	2.64%	1.51%	0.54%

Supplemental Data

Net assets, end of year (000)	$155	$189	$316	$321	$319

73

Financial Highlights (continued)

Ohio Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0245	0.0336	0.0297	0.0182	0.0087

Dividends from net investment income	(0.0245)	(0.0336)	(0.0297)	(0.0182)	(0.0087)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.48%	3.41%	3.01%	1.83%	0.87%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses	0.62%	0.62%	0.67%	0.73%	0.72%

Net investment income	2.41%	3.35%	2.99%	1.79%	0.87%

Supplemental Data

Net assets, end of year (000)	$137,274	$101,325	$131,016	$88,697	$122,030

74

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0217	0.0308	0.0267	0.0150	0.0046

Dividends from net investment income	(0.0217)	(0.0308)	(0.0267)	(0.0150)	(0.0046)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.20%	3.13%	2.70%	1.51%	0.46%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.67%	0.67%	0.69%	0.71%	0.80%

Total expenses	0.87%	0.87%	1.01%	1.06%	1.20%

Net investment income	2.13%	3.08%	2.67%	1.47%	0.46%

Supplemental Data

Net assets, end of year (000)	$41,209	$22,201	$20,267	$20,893	$32,171

75

Financial Highlights (continued)

Pennsylvania Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0222	0.0329	0.0290	0.0178	0.0073

Dividends from net investment income	(0.0222)	(0.0329)	(0.0290)	(0.0178)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.24%	3.34%	2.94%	1.79%	0.73%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.42%	0.42%	0.42%	0.42%	0.42%

Total expenses	0.58%	0.59%	0.64%	0.72%	0.71%

Net investment income	2.21%	3.29%	2.92%	1.78%	0.73%

Supplemental Data

Net assets, end of year (000)	$535,882	$500,402	$464,708	$430,376	$426,130

76

Financial Highlights (continued)

	Investor A Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0194	0.0300	0.0259	0.0155	0.0045

Dividends from net investment income	(0.0194)	(0.0300)	(0.0259)	(0.0155)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.96%	3.05%	2.62%	1.56%	0.45%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.70%	0.71%	0.73%	0.65%	0.70%

Total expenses	0.83%	0.85%	1.01%	0.96%	1.17%

Net investment income	1.68%	3.00%	2.49%	1.64%	0.44%

Supplemental Data

Net assets, end of year (000)	$36,708	$33,490	$28,542	$72,079	$29,647

77

Financial Highlights (concluded)

Virginia Municipal Money Market Portfolio

	Institutional Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0228	0.0336	0.0295	0.0181	0.0082

Dividends from net investment income	(0.0228)	(0.0336)	(0.0295)	(0.0181)	(0.0082)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.31%	3.42%	2.99%	1.83%	0.82%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.30%	0.30%	0.29%	0.30%	0.30%

Total expenses	0.65%	0.67%	0.75%	0.92%	0.89%

Net investment income	2.30%	3.37%	3.03%	1.84%	0.83%

Supplemental Data

Net assets, end of year (000)	$90,845	$81,190	$71,518	$24,169	$17,857

78

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

79

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

80

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

81

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS

BlackRock FundsSM
   BlackRock Money Market Portfolio
   BlackRock U.S. Treasury Money Market Portfolio
   BlackRock Municipal Money Market Portfolio
   BlackRock New Jersey Money Market Portfolio
   BlackRock North Carolina Municipal Money Market Portfolio
   BlackRock Ohio Municipal Money Market Portfolio
   BlackRock Pennsylvania Municipal Money Market Portfolio
   BlackRock Virginia Municipal Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment
   Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-0109-INV

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Money Market Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal Money Market Portfolio
BlackRock North Carolina Municipal Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio

Service Shares

Prospectus
January 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Funds Overview	Key facts and details about the Funds listed in this prospectus including
	investment objectives, risk factors, fee and expense information, and historical
	performance information.
	Key Facts About the Funds	4
	BlackRock Money Market Portfolio	4
	BlackRock U.S. Treasury Money Market Portfolio	8
	BlackRock Municipal Money Market Portfolio	11
	BlackRock New Jersey Municipal Money Market Portfolio	15
	BlackRock North Carolina Municipal Money Market Portfolio	19
	BlackRock Ohio Municipal Money Market Portfolio	23
	BlackRock Pennsylvania Municipal Money Market Portfolio	27
	BlackRock Virginia Municipal Money Market Portfolio	31

Details About the Funds	How the Funds Invest	35
	Investment Risks	41

Account Information	Information about account services, sales charges & waivers, shareholder
	transactions, and Distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	43
	How to Buy, Sell and Transfer Shares	44
	Funds’ Rights	47
	Short-Term Trading Policy	48
	Redemption Fee	49
	Distribution and Service Payments	49

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	51
	Conflicts of Interest	52
	Valuation of Fund Investments	53
	Dividends, Distributions and Taxes	54

Financial Highlights	Financial Performance of the Funds	56

General Information	Shareholder Documents	64
	Certain Fund Policies	64
	Statement of Additional Information	65

Glossary	Glossary of Investment Terms	66

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury Money Market Portfolio”), BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), BlackRock New Jersey Money Market Portfolio (“New Jersey Municipal Money Market Portfolio”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal Money Market Portfolio”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal Money Market Portfolio”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal Money Market Portfolio”), BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio, U.S. Treasury Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”. New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio may be collectively referred to herein as the “State Municipal Money Market Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to the Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master” fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold face type in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

4

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

  The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

5

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.11% (quarter ended June 30, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	2.65%	3.04%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.43%

Service Fees	0.25%

Other Expenses	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.71% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and [no] redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$280	$503	$1,145

7

U.S. Treasury Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests 80% of its net assets in short term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the U.S. Treasury Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The U.S. Treasury Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

8

Risk/Return Information

The chart and table shown below give you a picture of the U.S. Treasury Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
U.S. Treasury Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2008).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock U.S. Treasury Money Market Portfolio — Service
Return Before Taxes	1.20%	2.58%	2.78%

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the U.S. Treasury Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.20%[1]

Total Annual Fund Operating Expenses[2]	0.90%

Fee Waivers and Expense Reimbursements[3]	(0.19)%

Net Annual Fund Operating Expenses[3]	0.71%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.71% of average daily net assets until February 1,2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the“Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the U.S. Treasury Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$73	$268	$480	$1,090

10

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer.

Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

11

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

12

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.93% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.07% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — Service
Return Before Taxes	1.67%	1.96%	1.97%

13

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.25%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$280	$503	$1,145

14

New Jersey Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in New Jersey. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

15

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the New Jersey Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The New Jersey Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in New Jersey

  Are looking for preservation of capital

  Are looking for current income and liquidity

16

Risk/Return Information

The chart and table shown below give you a picture of the New Jersey Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
New Jersey Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.91% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended March 31, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock New Jersey Municipal Money Market Portfolio — Service
Return Before Taxes	1.69%	1.96%	1.93%

17

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the New Jersey Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.28%[1]

Total Annual Fund Operating Expenses[2]	0.98%

Fee Waivers and Expense Reimbursements[3]	(0.29)%

Net Annual Fund Operating Expenses[3]	0.69%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.69% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the New Jersey Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$70	$283	$513	$1,175

18

North Carolina Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in North Carolina. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

19

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the North Carolina Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The North Carolina Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in North Carolina

  Are looking for preservation of capital

  Are looking for current income and liquidity

20

Risk/Return Information

The chart and table shown below give you a picture of the North Carolina Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
North Carolina Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.10% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock North Carolina Municipal Money Market Portfolio — Service
Return Before Taxes	1.69%	2.05%	2.02%

21

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the North Carolina Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.23%[1]

Total Annual Fund Operating Expenses[2]	0.93%

Fee Waivers and Expense Reimbursements[3]	(0.33)%

Net Annual Fund Operating Expenses[3]	0.60%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Service Shares Net Annual Fund Operating Expenses were 0.59%. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the North Carolina Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$61	$263	$482	$1,113

22

Ohio Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Ohio. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other security, is exempt from regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

23

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Ohio Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Ohio Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Ohio

  Are looking for preservation of capital

  Are looking for current income and liquidity

24

Risk/Return Information

The chart and table shown below give you a picture of the Ohio Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Ohio Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.96% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Ohio Municipal Money Market Portfolio — Service
Return Before Taxes	1.91%	2.09%	2.09%

25

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Ohio Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.25%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.26)%

Net Annual Fund Operating Expenses[3]	0.69%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.69% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Ohio Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$70	$277	$500	$1,143

26

Pennsylvania Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Pennsylvania. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

27

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Pennsylvania Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Pennsylvania Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Pennsylvania

  Are looking for preservation of capital

  Are looking for current income and liquidity

28

Risk/Return Information

The chart and table shown below give you a picture of the Pennsylvania Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Pennsylvania Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.09% (quarter ended March 31, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Pennsylvania Municipal Money Market Portfolio — Service
Return Before Taxes	1.55%	1.95%	1.94%

29

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Pennsylvania Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.19%[1]

Total Annual Fund Operating Expenses[2]	0.89%

Fee Waivers and Expense Reimbursements[3]	(0.17)%

Net Annual Fund Operating Expenses[3]	0.72%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Pennsylvania Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$74	$267	$476	$1,080

30

Virginia Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

What are the Fund’s main investment strategies?

The Fund invests primarily in Municipal Securities of issuers located in Virginia. The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

31

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Virginia Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Virginia Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities of issuers primarily located in Virginia

  Are looking for preservation of capital

  Are looking for current income and liquidity

32

Risk/Return Information

The chart and table shown below give you a picture of the Virginia Municipal Money Market Portfolio’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

For the periods October 8, 2003 through May 12, 2005, June 28, 2005 through April 23, 2006, and May 3, 2006 through June 1, 2006, there were no Service Shares outstanding. For the periods during which Service Shares were not outstanding, the performance of the Service Shares is based on the return of Institutional Shares, adjusted to reflect the expenses of Service Shares.

Service Shares
ANNUAL TOTAL RETURNS
Virginia Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.96% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Virginia Municipal Money Market Portfolio — Service
Return Before Taxes	1.58%	2.01%	2.06%

33

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Virginia Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.45%

Service Fees	0.25%

Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.89%

Fee Waivers and Expense Reimbursements[1]	(0.29)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.60% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Service Shares Net Annual Fund Operating Expenses were 0.58%. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Virginia Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$61	$255	$465	$1,069

34

Details About the Funds

How the Funds Invest

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Board”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by the Fund management team to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

35

U.S. Treasury Money Market Portfolio

Investment Goal

The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

New Jersey Municipal Money Market Portfolio

Investment Goal

The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

36

Primary Investment Strategies

The Fund invests primarily in Municipal Securities of issuers located in New Jersey.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or New Jersey state income tax and securities which are subject to regular Federal income tax and New Jersey state income tax.

In addition, the Fund normally invests at least 80% of its assets in New Jersey Municipal Securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the United States in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in Municipal Securities of issuers located outside of New Jersey, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

North Carolina Municipal Money Market Portfolio

Investment Goal

The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in North Carolina.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

37

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or North Carolina state income tax and securities which are subject to regular Federal income tax and North Carolina state income tax. The Fund may invest in Municipal Securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Ohio Municipal Money Market Portfolio

Investment Goal

The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Ohio.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Ohio state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Ohio state income tax and securities which are subject to regular Federal income tax and Ohio state income tax. The Fund may invest in Municipal Securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

38

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Pennsylvania Municipal Money Market Portfolio

Investment Goal

The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Pennsylvania.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of the Municipal Security or other instrument, is exempt from regular Federal income tax and Pennsylvania state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Pennsylvania state income tax and securities which are subject to regular Federal income tax and Pennsylvania state income tax. The Fund may invest in Municipal Securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Virginia Municipal Money Market Portfolio

Investment Goal

The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

39

Primary Investment Strategies

In pursuit of its investment objective, the Fund invests primarily in Municipal Securities of issuers located in Virginia. Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch

  Unrated notes, paper and other instruments that are determined by the Fund management team to be of comparable quality to the instruments described above

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest, in the opinion of counsel to the issuer of The Municipal Security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers the income from which Fund management believes, based on an opinion of counsel to this issuer of such security, is exempt from regular Federal income tax and/or Virginia state income tax and securities which are subject to regular Federal income tax and Virginia state income tax. The Fund may invest in Municipal Securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax.

The Fund is classified as non-diversified under the Investment Company Act.

Other Investment Strategies Applicable to all Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to Municipal Money Market Portfolio and State Municipal Money Market Funds

In addition to the strategies discussed above, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Each State Municipal Money Market Fund may invest without limit in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

40

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio and each State Municipal Money Market Fund may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing a Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Non-Diversification Risk (State Municipal Money Market Funds) — The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of Municipal Securities or the rights of Municipal Security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Municipal Securities Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that a Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

41

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for a Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — From time to time a Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — A Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio and State Municipal Money Market Funds) — The Municipal Money Market Portfolio and each State Municipal Money Market Fund will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-exempt status of investments and will not do its own analysis. The status of a Municipal Security as tax-exempt may be effected by events that occur after the Municipal Security is issued.

42

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (Service Shares in this prospectus for Money Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your financial institution (such as banks and brokerage firms) (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of each of the Funds.

Service Share Class at a Glance

Service Shares

Availability	Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital
DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

43

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

44

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	The price of your shares is based on the next calculation of the Fund’s
	intermediary submit your	net asset value after your order is placed. Any purchase orders placed
	purchase order	prior to the close of business on the New York Stock Exchange (the
“Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Financial intermediaries may charge a processing fee to confirm a purchase.

Add to your	Purchase additional shares	There is no minimum amount for additional investments.
investment
	Have your financial	To purchase additional shares you may contact your financial
	professional or financial	professional or financial intermediary.
intermediary submit your
purchase order for additional
shares

	Or contact BlackRock (for	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak
	accounts held directly with	with one of our representatives. The Fund has the right to reject any
	BlackRock)	telephone request for any reason.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com/funds. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or
BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call
BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

Each Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call
BlackRock at (800) 537-4942, or contact your financial intermediary (if your account is not held directly with BlackRock).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the respective Fund. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to the Fund.

45

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can make redemption requests through your financial professional
Redemption of	intermediary submit your	or financial intermediary in accordance with the procedures applicable
Shares	sales order	to your accounts. These procedures may vary according to the type of account and the financial intermediary involved and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries. Financial intermediaries may place redemption orders by telephoning (800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00
p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain circumstances.

Methods of Redeeming:

Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from
Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds c/o PNC Global Investment Servicing (U.S.) Inc.,
P.O. Box 9819, Providence, RI 02940. Under certain circumstances, a medallion signature guarantee will be required.

Payment of Redemption Proceeds by Wire Transfer: Payment for
redeemed shares for which a redemption order is received before
4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’
custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a Fund.

46

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	Shares can be redeemed by Federal wire transfer to a single
Redemption of	intermediary submit your	previously designated bank account. No charge for wiring redemption
Shares	sales order (continued)	payments with respect to Service Shares is imposed by the Fund,
(continued)		although financial intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their financial intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account

Transfer Shares	Transfer to a participating	You may transfer your shares of the Fund only to another securities
to Another	securities dealer or other	dealer that has an agreement with the Distributor. Certain shareholder
Securities	financial intermediary	services may not be available for the transferred shares. All future
Dealer or Other		trading of these assets must be coordinated by the receiving firm.
Financial
Intermediary

	Transfer to a non-participating	You must either:
	securities dealer or other	• Transfer your shares to an account with the Fund; or
	financial intermediary	• Sell your shares, paying any applicable deferred sales charge.

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

47

Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

48

Redemption Fee

The Funds do not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plans with respect to Service Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Groups, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

49

Because the fees paid by the Trust on behalf of the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

50

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly.

With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

51

BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Funds.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

U.S. Treasury Money Market Portfolio	0.29%

Municipal Money Market Portfolio	0.29%

New Jersey Municipal Money Market Portfolio	0.25%

North Carolina Municipal Money Market Portfolio	0.11%

Ohio Municipal Money Market Portfolio	0.25%

Pennsylvania Municipal Money Market Portfolio	0.32%

Virginia Municipal Money Market Portfolio	0.14%

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or

52

otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board of Trustees, the Trust, on behalf of each Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), formerly PFPC Inc., each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 537-4942 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

53

Each of the Funds have been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio and the State Municipal Money Market Funds intend to make distributions, most of which will be excludable from gross income for Federal income tax purposes and, for the State Municipal Money Market Funds, for purposes of the designated state’s personal income tax and, in certain instances, local personal income tax. Where applicable, each State Municipal Money Market Fund also intends that the value of its shares will be exempt from state and/or local intangible personal property tax in the designated state, although it cannot guarantee that this will always be the case.

The Municipal Money Market Portfolio and the State Municipal Money Market Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a State Municipal Money Market Fund are from bond interest income that is excludable from income for state income tax purposes in the designated state, they are exempt from personal income tax of the designated state (and in certain circumstances, local income tax). To the extent applicable, the value of a State Municipal Money Market Fund’s shares should be exempt from state and/or local intangible personal property taxes in the designated state. If you hold shares in the Municipal Money Market Portfolio or a State Municipal Money Market Fund investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

54

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in a State Municipal Money Market Fund and the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

55

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0318	0.0469	0.0407	0.0203	0.0054

Dividends from net investment income	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.71%	0.71%	0.72%	0.71%

Total expenses	0.81%	0.84%	0.89%	0.96%	0.93%

Net investment income	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data

Net assets, end of year (000)	$454,585	$405,701	$448,015	$411,831	$374,441

56

Financial Highlights (continued)

U.S. Treasury Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0450	0.0393	0.0190	0.0042

Dividends from net investment income	(0.0206)	(0.0450)	(0.0393)	(0.0190)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	4.60%	4.00%	1.93%	0.42%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.69%	0.69%	0.70%	0.71%	0.71%

Total expenses	0.84%	0.86%	0.90%	0.98%	0.99%

Net investment income	2.08%	4.50%	3.94%	1.99%	0.41%

Supplemental Data

Net assets, end of year (000)	$289,805	$245,609	$246,517	$257,187	$219,788

57

Financial Highlights (continued)

Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0301	0.0260	0.0143	0.0043

Dividends from net investment income	(0.0206)	(0.0301)	(0.0260)	(0.0143)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	3.05%	2.63%	1.44%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.72%	0.71%	0.72%	0.72%

Total expenses	0.86%	0.91%	0.91%	0.99%	1.00%

Net investment income	2.06%	3.00%	2.64%	1.45%	0.42%

Supplemental Data

Net assets, end of year (000)	$81,843	$100,454	$132,523	$93,844	$70,344

58

Financial Highlights (continued)

New Jersey Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0200	0.0298	0.0256	0.0145	0.0044

Dividends from net investment income	(0.0200)	(0.0298)	(0.0256)	(0.0145)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.03%	2.60%	1.46%	0.44%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.86%	0.88%	0.92%	0.99%	1.01%

Net investment income	2.07%	2.98%	2.57%	1.45%	0.44%

Supplemental Data

Net assets, end of year (000)	$25,401	$43,013	$56,955	$59,794	$59,899

59

Financial Highlights (continued)

North Carolina Municipal Money Market Portfolio

			Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0207	0.0307	0.0270	0.0155	0.0054

Dividends from net investment income	(0.0207)	(0.0307)	(0.0270)	(0.0155)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.08%	3.12%	2.73%	1.56%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.58%	0.58%	0.60%	0.60%	0.60%

Total expenses	0.92%	0.94%	0.98%	1.07%	1.03%

Net investment income	2.09%	3.10%	2.61%	1.69%	0.55%

Supplemental Data

Net assets, end of year (000)	$3,156	$1,295	$656	$6,923	$160

60

Financial Highlights (continued)

Ohio Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0217	0.0308	0.0268	0.0152	0.0057

Dividends from net investment income	(0.0217)	(0.0308)	(0.0268)	(0.0152)	(0.0057)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.20%	3.13%	2.72%	1.53%	0.57%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.67%	0.67%	0.68%	0.69%	0.69%

Total expenses	0.87%	0.87%	0.92%	0.98%	1.01%

Net investment income	2.11%	3.09%	2.65%	1.50%	0.56%

Supplemental Data

Net assets, end of year (000)	$26,403	$8,199	$5,647	$10,224	$15,311

61

Financial Highlights (continued)

Pennsylvania Municipal Money Market Portfolio

			Service

		Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0194	0.0301	0.0261	0.0148	0.0043

Dividends from net investment income	(0.0194)	(0.0301)	(0.0261)	(0.0148)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	1.96%	3.06%	2.65%	1.49%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.70%	0.71%	0.72%	0.72%

Total expenses	0.83%	0.84%	0.89%	0.97%	0.99%

Net investment income	1.94%	3.01%	2.63%	1.47%	0.43%

Supplemental Data

Net assets, end of year (000)	$52,654	$55,934	$44,406	$34,219	$32,866

62

Financial Highlights (concluded)

Virginia Municipal Money Market Portfolio

	Service

	Year Ended September 30,		Period April 24, 2006[1] to September 30, 2006[2]	Period May 13, 2005[1] to June 27, 2005[3]	Period October 1, 2003 to October 7, 2003[4]

	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0307	0.0104	0.0023	0.0001

Dividends from net investment income	(0.0201)	(0.0307)	(0.0104)	(0.0023)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.02%	3.11%	1.05%[5]	0.23%[5]	0.01%[5]

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.58%	0.58%	0.58%[6]	0.60%[6]	0.40%[6]

Total expenses	0.89%	0.91%	1.09%[6]	1.18%[6]	1.06%[6]

Net investment income	2.39%	3.14%	3.11%[6]	1.96%[6]	0.71%[6]

Supplemental Data

Net assets, end of period (000)	$234	$1,488	$— [7]	$— [3]	$— [4]

[1]	Reissuance of shares.
[2]	There were no Service shares outstanding during the period May 3, 2006 to June 1, 2006.
[3]	There were no Service shares outstanding as of September 30, 2005.
[4]	There were no Service shares outstanding as of September 30, 2004.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Net assets end of period are less than $500.

63

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

64

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

65

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

66

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Money Market Portfolio
   BlackRock U.S. Treasury Money Market Portfolio
   BlackRock Municipal Money Market Portfolio
   BlackRock New Jersey Money Market Portfolio
   BlackRock North Carolina Municipal Money Market Portfolio
   BlackRock Ohio Municipal Money Market Portfolio
   BlackRock Pennsylvania Municipal Money Market Portfolio
   BlackRock Virginia Municipal Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:
INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-0109-SVC

This is the Prospectus for the Hilliard Lyons share class (HL Shares) of the BlackRock Money Market Portfolio and BlackRock Municipal Money Market Portfolio, portfolios of the BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

The Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in HL Shares of the BlackRock Money Market and Municipal Money Market Portfolios. This Prospectus contains information on both of these funds. The Prospectus is organized so that each fund has its own short section. Simply turn to the section for any particular fund to read about important fund facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the funds and your rights as a shareholder. These sections apply to both of the funds.

Table of
Contents

Money Market Portfolio	3
Municipal Money Market Portfolio	7
Account Information	14

Funds Overview

Key Facts About the Funds

This prospectus provides information about BlackRock Money Market Portfolio (“Money Market Portfolio”) and BlackRock Municipal Money Market Portfolio (“Municipal Money Market Portfolio”), each a series of BlackRock FundsSM (the “Trust”). Each of Money Market Portfolio and Municipal Money Market Portfolio represents a separate portfolio of securities and each has its own investment objective. Each is individually referred to in this prospectus as a “Fund” and are collectively referred to in this prospectus as the “Funds”.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, BlackRock refers also to a Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund may in the future determine to become a feeder fund that invests all of its assets in another open-end investment company (a master fund) that has the same investment objective and strategies as the Fund. This structure is sometimes called a master/feeder structure. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the its assets directly.

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to all the Funds. Terms in bold typeface in the text are defined in the Glossary section.

Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

What is the Fund’s main investment strategy?

In pursuit of its investment objective, the Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

3

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are looking for preservation of capital

  Are looking for current income and liquidity

4

Risk/Return Information

The chart and table shown below give you a picture of the Money Market Portfolio’s long-term performance for Hilliard Lyons Shares (“HL Shares”). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

HL Shares were issued in October 1999. The performance of HL Shares for the period before they were launched is based on the performance of Service Shares adjusted to reflect the class specific fees applicable to HL Shares at the time of such share class’s launch. This information may be considered when assessing the fund’s performance, but does not represent the actual performance of this share class.

Hilliard Lyons Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.07% (quarter ended December 31, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — HL Shares
Return Before Taxes	2.65%	3.02%	3.01%

5

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold HL Shares of Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	HL Shares

Management Fee	0.43%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.28%[1]

Total Annual Fund Operating Expenses[2]	0.96%

Fee Waivers and Expense Reimbursements[3]	(0.05)%

Net Annual Fund Operating Expenses[3]	0.91%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.91% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) would not exceed 0.76%. These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

HL Shares	$93	$301	$526	$1,173

6

Municipal Money Market Portfolio

What is the Fund’s investment objective?

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

What is the Fund’s main investment strategy?

In pursuit of its investment objective, the Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax. The Fund intends to invest so that less than 25% of its total assets are Municipal Securities of issuers located in the same state.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

What are the main risks of investing in the Fund?

  Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

  Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Municipal Securities Risk — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

  There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

  Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

7

  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

For additional information about the Municipal Money Market Portfolio’s risks, see “Investment Risks” below.

Who should invest?

The Municipal Money Market Portfolio may be an appropriate investment for you if you:

  Are investing with short term goals, such as for cash reserves

  Are interested in focusing on Municipal Securities

  Are looking for preservation of capital

  Are looking for current income and liquidity

Risk/Return Information

The chart and table shown below give you a picture of the Municipal Money Market Portfolio’s long-term performance for Hilliard Lyons Shares (“HL Shares”). The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

HL Shares were issued in October 1999. The performance of HL Shares for the period before they were launched is based on the performance of Service Shares adjusted to reflect the class specific fees applicable to HL Shares at the time of such share class's launch. This information may be considered when assessing the fund's performance, but does not represent the actual performance of this share class.

Hilliard Lyons Shares
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.95% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.10% (quarter ended September 30, 2003).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Municipal Money Market Portfolio — HL Shares
Return Before Taxes	1.93%	2.20%	2.11%

8

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold HL Shares of Municipal Money Market Portfolio. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)	HL Shares

Management Fee	0.45%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.30%[1]

Total Annual Fund Operating Expenses[2]	1.00%

Fee Waivers and Expense Reimbursements[3]	(0.34)%

Net Annual Fund Operating Expenses[3]	0.66%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees, as applicable.

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.66% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that HL Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) would not exceed 0.49%. These voluntary waivers and reimbursements may be terminated at any time. See the “Management of the Funds—BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Municipal Money Market Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

HL Shares	$67	$285	$519	$1,194

9

Details About the Funds

How the Funds Invest

Investment Process

BlackRock considers a variety of factors when choosing investments for each Fund, including the following:

Quality

Each Fund management team, under guidelines established by the Trust’s Board of Trustees (the “Trust”), will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by Fund management to be of comparable quality.

Maturity

Each Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. Each Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which each Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

Each Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by each Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act and other rules of the Securities and Exchange Commission.

Money Market Portfolio

Investment Goal

The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above.

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

  Repurchase agreements relating to the above instruments.

10

Municipal Money Market Portfolio

Investment Goal

The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

The Fund invests primarily in Municipal Securities.

Specifically, the Fund may invest in:

  Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

  Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by Standard & Poor’s or F-2 or higher by Fitch.

  Municipal bonds rated A or higher by Moody’s, Standard & Poor’s or Fitch.

  Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above.

The Fund normally invests at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax and the Federal Alternative Minimum Tax. Interest income from the Fund’s investments may be subject to the Federal Alternative Minimum Tax.

The Fund may invest 25% or more of its assets in Municipal Securities whose interest is paid solely from revenues of similar projects, such as Municipal Securities related to water or sewer systems.

The Fund may not without shareholder approval change its policy of investing under normal circumstances at least 80% of its net assets in Municipal Securities and other instruments whose interest is exempt from regular Federal income tax and the Federal Alternative Minimum Tax.

Other Investment Strategies Applicable to All Funds

In addition to the main strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Other Investment Strategies Applicable to the Municipal Money Market Portfolio

In addition to the strategies discussed above, the Municipal Money Market Portfolio may use certain other investment strategies, including the following:

  Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets in bonds, the interest on which may be subject to the Federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the Federal Alternative Minimum Tax is taxable.

11

  Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio may invest more than 20% of its assets in securities that are not Municipal Securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing the Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not Municipal Securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. There can be no guarantee that any Fund will meet its objective or that any Fund’s performance will be positive for any period of time. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in a Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Municipal Securities Risk (Municipal Money Market Portfolio) — Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal Securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice, and Municipal Securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, Municipal Securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding Municipal Securities.

12

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Financial Services Industry Risk (Money Market Portfolio) — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Municipal Securities Concentration Risk (Municipal Money Market Portfolio) — From time to time the Fund may invest a substantial amount of its assets Municipal Securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Legal Opinion Risk (Municipal Money Market Portfolio) — The Municipal Money Market Portfolio will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do its own analysis.

13

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund offers multiple share classes (HL Shares for Money Market Portfolio and Municipal Money Market Portfolio in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Hilliard Lyons Financial Consultant can help you determine which share class is best suited to your personal financial goals.

Each Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the HL Share class of each of the Funds.

Hilliard Lyons Share Class at a Glance

HL Shares

Availability	You may buy and sell HL Shares only through your Hilliard Lyons Financial Consultant. Hilliard
Lyons, a wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is
responsible for the prompt transmission of your purchase and redemption orders to the Fund.
Hilliard Lyons may independently establish and charge additional amounts to its clients for its services, which charges would reduce its clients’ yield or return. Hilliard Lyons may also hold
HL Shares in nominee or street name as agent for and on behalf of its clients. In such instances, the Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from Hilliard Lyons. Hilliard Lyons may participate in a program allowing it access to its clients’ accounts for servicing, including transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Minimum Investment	$1,000 for all accounts except that the Funds permit a lower initial investment if you are an employee of a Fund or one of its service providers or if you participate in the Automatic
Investment Plan in which you make regular, periodic investments through a savings or checking account.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

How to Buy and Sell Shares

The chart on the following pages summarizes how to buy and sell shares through your Hilliard Lyons Financial Consultant. Because the selection of a mutual fund involves many considerations, your Hilliard Lyons Financial Consultant may help you with this decision.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

14

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your	Refer to the minimum initial investment in the “Hilliard Lyons Share
	investment	Class at a Glance” table of this prospectus.

	Have your financial	A mutual fund is a pool of investors’ money that is used to purchase
	intermediary submit your	a portfolio of securities, which in turn is owned in common by the
	purchase order	investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value per share is $1.00.
When you buy HL Shares you pay the net asset value per share.
Although each Fund seeks to maintain a net asset value of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

The Fund’s transfer agent, PNC Global Investment Servicing (U.S.),
Inc. (“PNC GIS” or the “Transfer Agent”), formerly PFPC, Inc., will receive your order from Hilliard Lyons. Please call Hilliard Lyons at (800) 444-1854 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the New York Stock Exchange (the Exchange) and the
Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next net asset value calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m., but before 4 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are
open will be priced based on the next net asset value calculated on that day, but shareholders will not receive dividends for that day.

Net asset value is calculated separately for each class of shares of each fund as of the close of business on the Exchange, generally 4:00
p.m. (Eastern time), each day the Exchange and the Federal Reserve
Bank of Philadelphia are open. Shares will not be priced on days the
Exchange or the Federal Reserve Bank of Philadelphia are closed.
Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Add to your	Purchase additional shares	The minimum investment for additional purchases is generally $100.
investment
	Have your financial	To purchase additional shares you may contact your Hilliard Lyons
	professional or financial	Financial Consultant.
intermediary submit your
purchase order for additional
shares

	Acquire additional shares by	All dividends and capital gains distributions are automatically
	reinvesting dividends and	reinvested without a sales charge. To make any changes to your
	capital gains	dividend and/or capital gains distributions options, please call your
Hilliard Lyons Financial Consultant.

How to Pay for	Making payment for	Payment for an order must be made in Federal funds or other
Shares	purchases	immediately available funds by the time specified by your Hilliard
Lyons representative. If payment is not received by this time, the order will be canceled and you and your registered representative will be responsible for any loss to the Fund. The Fund does not accept third party checks. You may also wire Federal funds to the Transfer
Agent to purchase shares. If you desire to do this, please contact your Hilliard Lyons Financial Consultant for specific details.

15

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	You can redeem shares at any time (although certain verification may
Redemption of	intermediary submit your	be required for redemptions in excess of $25,000 or in certain other
Shares	sales order	cases) by contacting your Hilliard Lyons Financial Consultant, who will send your order to the Fund’s Transfer Agent. The Fund will redeem your shares at the next net asset value (NAV) calculated after your order is received by the Transfer Agent from Hilliard Lyons.

Shareholders who hold more than one class should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain
circumstances.

Methods of Redeeming:

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. Please contact your Hilliard
Lyons Financial Consultant to assist you. Each Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect a fund. You are responsible for any additional charges imposed by your bank for this service. Once authorization is on file, Hilliard Lyons will honor requests by telephone at
(800) 444-1854. The Funds are not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Funds may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Funds and their service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. Each Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

16

Funds’ Rights

Each Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, a Fund may redeem the shares in your account if the net asset value of your account falls below the required minimum required initial investment due to redemptions you have made. You will be notified that the value of your account is less than the required minimum initial investment before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before a Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Funds discourage market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Funds or shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and

17

accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Funds pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Funds’ shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Funds’ Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates ( BlackRock Funds) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See Redemption Fee below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Funds may from time to time use other methods that they believe are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

Redemption Fee

The Funds do not charge a 2.00% redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

18

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of each Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plans with respect to HL Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of each Fund to brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Groups, Inc. (“PNC”), Merrill Lynch and Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own HL Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of HL Shares of each Fund. All HL Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Hilliard Lyons may provide one or more of the following services to their customers who own HL Shares:

  Responding to customer questions on the services performed by Hilliard Lyons and investments in HL Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.

Because the fees paid by the Trust on behalf of the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Funds may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Funds pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Funds will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

19

Management of the Funds

BlackRock

BlackRock, each Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Investment Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to each Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

Average Daily Net Assets	Rate of Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for each of the Funds (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of each Fund at the levels shown in the respective Fund’s “Annual Fund Operating Expenses” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

BlackRock has entered into a sub-advisory agreement, with respect to each Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the management agreement. BIMC is responsible for the day-to-day management of the Funds.

For the fiscal year ended September 30, 2008, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:

Money Market Portfolio	0.32%

Municipal Money Market Portfolio	0.29%

20

A discussion of the basis for the respective Board’s approval of the Management Agreement and sub-advisory agreement with respect to each of the Funds is included in the respective Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board, the Trust, on behalf of each Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

21

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding master fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Funds’ investments are valued based on the amortized cost method described in the SAI.

PNC GIS, each Fund’s Transfer Agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before 12:30 p.m. (Eastern time) on each day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day) will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. but before 4:00 p.m. on each day the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.

NAV is calculated separately for each class of shares of each fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

Each of the Funds had been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below his or her September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in a Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Funds have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Fund

22

paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes.

The Municipal Money Market Portfolio will only purchase a tax-exempt or Municipal Security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., tax-exempt). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. If you hold shares in the Municipal Money Market Portfolio investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in the Municipal Money Market Portfolio. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

23

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Hilliard Lyons Shares

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0319	0.0471	0.0406	0.0198	0.0043

Dividends from net investment income	(0.0319)	(0.0471)	(0.0406)	(0.0198)	(0.0043)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.81%	4.13%	2.00%	0.43%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.70%	0.70%	0.72%	0.77%	0.82%

Total expenses	0.80%	0.82%	0.98%	1.07%	1.13%

Net investment income	3.16%	4.70%	4.06%	1.98%	0.42%

Supplemental Data

Net assets, end of year (000)	$144,584	$131,720	$121,243	$116,066	$116,254

24

Financial Highlights (concluded)

Municipal Money Market Portfolio

	Hilliard Lyons Shares

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0231	0.0328	0.0284	0.0163	0.0056

Dividends from net investment income	(0.0231)	(0.0328)	(0.0284)	(0.0163)	(0.0056)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	2.34%	3.33%	2.87%	1.64%	0.57%

Ratios to Average Net Assets

Total expenses after waivers and reimbursements
including fees paid indirectly	0.45%	0.45%	0.47%	0.52%	0.59%

Total expenses	0.85%	0.88%	1.02%	1.09%	1.13%

Net investment income	2.29%	3.28%	2.84%	1.62%	0.56%

Supplemental Data

Net assets, end of year (000)	$130,218	$166,999	$140,409	$126,397	$127,151

25

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 444-1854.

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

26

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of the each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

27

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in a Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Municipal Lease Obligations — these provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Municipal Security — a short-term obligation issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities.

Revenue Bonds — bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Tax-Exempt Commercial Paper — short-term Municipal Securities with maturities of 1 to 270 days.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

28

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock Money Market Portfolio
    BlackRock Municipal Money Market Portfolio

Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 441-7762

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

For More Information:

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Report

These reports contain additional information about each of the funds’ investments. The annual report lists portfolio holdings and includes the funds’ financial statements.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Your Hilliard Lyons Financial Consultant can also assist you. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 444-1854.

Purchases and Redemptions

Call your Hilliard Lyons Financial Consultant at (800) 444-1854.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at http://www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website. You may also access your Hilliard Lyons account on the world wide web at http://www.hilliard.com.

Written Correspondence

Hilliard Lyons
500 W. Jefferson Street
Louisville, Kentucky 40202

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 5:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view information about the Fund, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549.

Money Market Funds

Hilliard Lyons Share Class

P R O S P E C T U S

January 31, 2009

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT COMPANY ACT FILE NO. 811-05742

Form 200119 10/2006

PRO-MM-0109-HL

PROSPECTUS

BLACKROCK MONEY MARKET PORTFOLIO

JANUARY 28, 2009

The Money Market Portfolio is a portfolio of BlackRock Funds managed by BlackRock and available to Westcore Investors for investment and exchanges.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUPPLEMENTAL INSTRUCTIONS FOR WESTCORE INVESTORS

The following supplemental instructions are provided for Westcore investors who wish to purchase or exchange shares of the Money Market Portfolio described in the attached prospectus through an account at Westcore Funds. Westcore investors owning shares in the Money Market Portfolio have full exchange privileges with the Westcore Funds as well as the additional convenience of checkwriting. With your money market account, you may, for example, write checks on or automatically add to your balance as well as exchange all or a portion of your balance into one or more of the Westcore Funds. The minimum dollar amount for checks written on a money market account is $250.

PURCHASES, REDEMPTIONS & EXCHANGES

Minimum Initial and Subsequent Purchases:

There is a $1,000 minimum initial investment if investors choose an automatic monthly investment option. Otherwise, the minimum initial investment is $2,500* ($1,000 for participants in Retirement, Education Savings and UGMA/UTMA Accounts). The minimum subsequent and automatic monthly investment for all accounts is $100.**

*	Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums. $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts; and existing automatic investments equivalent to $50 per month.

**	The Westcore Automatic Investment Plan does not assure a profit and does not protect against a loss in a declining market.

Regular Transactions:

Purchases and redemptions by mail should be sent to Westcore Funds as follows:

Via Regular Mail: Westcore Funds, P.O. Box 44323, Denver, CO 80201

Via Express/Overnight Mail: Westcore Funds, 1290 Broadway, Suite 1100, Denver, CO 80203

Please make checks payable to Westcore Funds. Purchases by check will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. Please note that cash, credit card checks, travelers checks, money orders, instant loan checks, third party checks, checks drawn on foreign banks or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases. Westcore reserves the right to reject any purchase order or any redemption by check that does not meet the minimum dollar amount, appears suspicious or fraudulent or is not otherwise in good order. Signature guarantees may be required for certain transactions.

Customer Identification Program:

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security Number, Employer Identification Number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. To the extent permitted by applicable law, Westcore Funds reserves the right to place limits on transactions in your account until your identity is verified.

(Continued on page 21)

| The above are supplemental transaction instructions and are not part of the prospectus.

Information	BlackRock Money Market Portfolio	4
About	Key Risks	5
BlackRock	Expenses and Fees	8
Money Market	[Financial Highlights]
Portfolio

About Your	Buying/Selling Shares	10
Investment	The Fund’s Rights	13
	Management	17
	Dividends and Distributions	20
	Taxation and Distributions	20

Details About the Fund

How the Fund Invests

Investment Goal

The investment objective of the BlackRock Money Market Portfolio (“Money Market Portfolio”) of BlackRock FundsSM (the “Trust”) is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Should the Trust’s Board of Trustees (the “Board”) determine that the investment goal of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Investment Process

BlackRock considers a variety of factors when choosing investments for the Fund, including the following:

Quality

The Fund management team, under guidelines established by the Trust’s Board, will only purchase securities that have short-term debt ratings at the time of purchase in the two highest rating categories from at least two nationally recognized statistical rating organizations (“NRSROs”), or one such rating if the security is rated by only one NRSRO. Securities that do not have a short-term rating must be determined by the Fund management team to be of comparable quality.

Maturity

The Fund is managed so that the dollar-weighted average maturity of all its investments will be 90 days or less. The Fund will buy only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). The securities in which the Fund invests may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and fluctuate more in value.

The Fund seeks to maintain a net asset value of $1.00 per share. The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and other rules of the Securities and Exchange Commission.

Primary Investment Strategies

The Fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

  U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)

  High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies

  Unrated notes, paper and other instruments that are determined by the Fund management team to be of comparable quality to the instruments described above

  Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables)

  Securities issued or guaranteed by the U.S. Government or by its agencies or authorities

  Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities

  Repurchase agreements relating to the above instruments

4

Other Investment Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies, including the following:

  Investment Company Securities — The Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.

  Uninvested Cash Reserves — The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

  Variable and Floating Rate Instruments — The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Fund. “Investment Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. When you invest in this Fund you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which is currently set to expire on April 30, 2009, unless extended.

Main Risks of Investing in the Fund:

Selection Risk — Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds. This means you may lose money.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

5

Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Repurchase Agreements, Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Variable and Floating Rate Instruments Risk — The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

6

Risk/Return Information

The chart and table shown below give you a picture of the Fund’s long-term performance for Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.11% (quarter ended June 30, 2004).

As of 12/31/08	1 Year	5 Years	10 Years

BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	2.65%	3.04%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)	Service Shares

Management Fee	0.43%

Service Fees	0.25%

Other Expenses	0.27%[1]

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waivers and Expense Reimbursements[3]	(0.23)%

Net Annual Fund Operating Expenses[3]	0.72%

1	Other Expenses have been restated to reflect current fees.

2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

3	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service Shares Net Annual Fund Operating Expenses (excluding Interest Expense, extraordinary expenses and certain other Fund expenses) to 0.72% of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management of the Funds — BlackRock” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses (including contractual fee waivers) and [no] redemption at the end of each time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Service Shares	$ 74	$ 280	$ 503	$ 1,145

8

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund offers multiple share classes (Service Shares offered through Westcore in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Westcore representative can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, Inc. (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of the Service Share class of the Fund.

Service Share Class at a Glance

Service Shares

Availability

Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.

Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No.

Service and Distribution Fees?	No Distribution Fee, 0.25% Annual Service Fee.

Redemption Fees?	No.

Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability

9

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through Westcore. Because the selection of a mutual fund involves many considerations, Westcore may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with the PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.

10

How to Buy Shares
	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of	Refer to the minimum initial investment in the share class table of this
	your investment	prospectus.

	Have your financial	A mutual fund is a pool of investors’ money that is used to purchase a
	intermediary submit your	portfolio of securities, which in turn is owned in common by the
	purchase order	investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is
$1.00. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so. The Fund has been accepted into the U.S. Treasury Department’s Temporary
Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of the Fund up to the amount held in the Fund as of the close of business on September
19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19,
2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Fund has paid to be covered under the Program. For the initial three months of the Program (ending
December 18, 2008), the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), the Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19,
2008. The Program is implemented under the U.S. Treasury
Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about
$50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

The Fund’s investments are valued based on the amortized cost method described in the SAI.

Service Shares are sold at the net asset value per share determined after an order is received by PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS” or the “Transfer Agent”), the Fund’s transfer agent. You may place a purchase order for the Fund by telephoning the Fund at (800) 392-CORE (2673) before 12:30 p.m. (Eastern time) on a day the New York Stock Exchange (“Exchange”) and the Federal Reserve Bank of Philadelphia are open (business day). If your order is received before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open, it will be executed at 12:30 p.m. (Eastern time). If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled. You will be informed if this should happen. No orders will be accepted after 12:30 p.m. (Eastern time).

NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of
Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

11

How to Buy Shares
	Your Choices	Important Information for You to Know

Add to your	Purchase additional shares	There is no minimum amount for additional investments.

investment	Have your financial	To purchase additional shares you may contact Westcore Investor
	professional or financial	Service at (800) 392-CORE (2673).
intermediary submit your
purchase order for additional
shares

	Acquire additional shares	All dividends and capital gains distributions are automatically
	by reinvesting dividends	reinvested without a sales charge. To make any changes to your
	and capital gains	dividend and/or capital gains distributions options, please call
Westcore Investor Service at (800) 392-CORE (2673).

How to Pay for	Making payment for	Payment for Service Shares must normally be made in Federal funds
Shares	purchases	or other immediately available funds by your financial professional or other financial intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund.

How to Sell Shares
	Your Choices	Important Information for You to Know

Full or Partial	Have your financial	Customers of institutions may redeem Service Shares in accordance
Redemption of	intermediary submit your	with the procedures applicable to their accounts with the institutions.
Shares	sales order	These procedures will vary according to the type of account and the institution involved and customers should consult their account managers in this regard. Institutions are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.

Institutions may place redemption orders by telephoning Westcore
Investor Service at (800) 392-CORE (2673). Shares are redeemed at the NAV per share next determined after receipt of the redemption order. Westcore Investor Service and/or the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming institution on the same business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received between 12:30
p.m. (Eastern time) and 4:00 p.m. (Eastern time) or on a day when the
Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Fund, an earlier payment could adversely affect the Fund. No charge for wiring redemption payments is imposed by the Fund, although institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to Westcore Funds, P.O. Box 44323 Denver, CO 80201.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to Westcore Funds, P.O. Box 44323 Denver, CO 80201.

The Fund or Westcore Funds may refuse a telephone redemption request if it believes it is advisable to do so.

12

Funds’ Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below the required minimum initial investment due to redemptions or exchange requests you have made. You will be notified that the value of your account is less than the required minimum initial investment before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least the required minimum initial investment before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

13

Short-Term Trading Policy

The Board of the Trust has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

The Fund invests in non-U.S. securities and is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Fund Investments” below.

The Fund discourages market timing and seek to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or its shareholders.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the Fund pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) will automatically assess and retain a fee of 2.00% of the current net asset value, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). See “Redemption Fee” below.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

14

Redemption Fee

The Fund does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase.

The following BlackRock Funds assess redemption fees:

EQUITY
BlackRock All-Cap Global Resources Portfolio	BlackRock International Opportunities Portfolio
BlackRock Aurora Portfolio	BlackRock International Value Fund
BlackRock EuroFund	BlackRock Latin America Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock Global Dynamic Equity Fund	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Global Resources Portfolio	BlackRock Small Cap Value Equity Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock U.S. Opportunities Portfolio
BlackRock International Diversification Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	MFS Research International FDP Fund
BlackRock International Index Fund

FIXED INCOME
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock High Income Fund	BlackRock Strategic Income Portfolio
BlackRock High Yield Bond Portfolio	BlackRock World Income Fund, Inc.

Distribution and Service Payments

The Trust has adopted a plan (the “Plan”) that allows the Trust to pay distribution fees on behalf of the Fund for the sale of the Fund shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders. The Fund does not make distribution payments under the Plan with respect to Service Shares.

Plan Payments

Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) on behalf of the Fund to brokers, dealers, financial institutions and industry professionals (including Westcore and BlackRock, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch & Co., Inc. (“Merrill Lynch”), Bank of America Corporation (“BAC”) and their respective affiliates) (each a “Financial Intermediary”) for providing distribution support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:

  Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;

  Assisting customers in choosing and changing dividend options, account designations and addresses; and

  Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.

15

Because the fees paid by the Trust on behalf of the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Fund

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Trust on behalf of the Fund may pay to a Financial Intermediary pursuant to a Plan and fees that the Trust on behalf of the Fund pays to its Transfer Agent, BlackRock, on behalf of the Trust, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Trust on behalf of the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact Westcore for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

16

Management of the Funds

BlackRock

BlackRock, the Fund’s manager, manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (“BIMC”), an affiliate of BlackRock, acts as sub-adviser to the Fund. BlackRock and its affiliates had approximately $1.307 trillion in investment company and other portfolio assets under management as of December 31, 2008.

BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. The maximum annual management fee rate that the Fund can pay to BlackRock (as a percentage of average daily net assets) is calculated as follows:

Rate of
Average Daily Net Assets	Management Fee

First $1 billion	0.450%

$1 billion – $2 billion	0.400%

$2 billion – $3 billion	0.375%

Greater than $3 billion	0.350%

BlackRock has agreed contractually to cap net expenses for the Fund (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of the Fund at the levels shown in the Fund’s “Annual Fund Operating Expense” table in this prospectus. To achieve this cap, BlackRock and the Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Fund of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Fund’s manager or administrator and (3) the Board of the Trust has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

17

BlackRock has entered into a sub-advisory agreement, with respect to the Fund, with BIMC under which BlackRock pays BIMC a monthly fee for services it provides at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement. BIMC is responsible for the day-to-day management of the Fund.

For the fiscal year ended September 30, 2008, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.32% of the Fund’s average daily net assets.

A discussion of the basis for the Board’s approval of the Management Agreement and sub-advisory agreement is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and affiliates of BlackRock, Inc.’s significant shareholder, Merrill Lynch, and its affiliates, including Bank of America Corporation (“BAC”) (each a “BAC Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Fund. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Fund’s portfolio investment transactions.

18

Under a securities lending program approved by the Trust’s Board of Trustees, the Trust, on behalf of the Fund, has retained an affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

A fund that invests all of its assets in a corresponding “master” fund is known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeders of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master portfolio. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the NAV per share is $1.00. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.

The Fund’s investments are valued based on the amortized cost method described in the SAI.

Service Shares are sold at the net asset value per share determined after an order is received by PNC GIS. You may place a purchase order for the Fund by telephoning the Fund at (800) 392-CORE (2673) before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open (business day). If your order is received before 12:30 p.m. (Eastern time) on a day the Exchange and the Federal Reserve Bank of Philadelphia are open, it will be executed at 12:30 p.m. (Eastern time). If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled. You will be informed if this should happen. No orders will be accepted after 12:30 p.m. (Eastern time).

NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.

The Fund has been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

The Program provides a guarantee to shareholders of the Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

19

The Program is temporary and set to expire on April 30, 2009, at which point the U.S. Treasury Department can opt to extend it to no later than September 18, 2009. The Fund has paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), the Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct PNC GIS in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.

There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of the Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Generally, within 60 days after the end of the Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund or the number you have provided is incorrect.

This Section summarizes some of the consequences under current Federal tax law of an investment in the Fund. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

20

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Money Market Portfolio

	Service

	Year Ended September 30,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0318	0.0469	0.0407	0.0203	0.0054

Dividends from net investment income	(0.0318)	(0.0469)	(0.0407)	(0.0203)	(0.0054)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Based on net asset value	3.23%	4.80%	4.14%	2.05%	0.54%

Ratios to Average Net Assets

Total expenses after waivers and
reimbursements including fees paid indirectly	0.70%	0.71%	0.71%	0.72%	0.71%

Total expenses	0.81%	0.84%	0.89%	0.96%	0.93%

Net investment income	3.16%	4.69%	4.09%	2.02%	0.54%

Supplemental Data

Net assets, end of year (000)	$454,585	$405,701	$448,015	$411,831	$374,441

21

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

  Access the BlackRock website at http://www.blackrock.com/edelivery

  Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Westcore Investor Services at (800) 392-CORE (2673).

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former Fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

22

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

23

Glossary

Glossary of Investment Terms

Asset-Backed Securities — debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

Commercial Paper — short-term securities, which are issued by banks, corporations and others, with maturities of 1 to 397 days.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Liquidity — liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Repurchase Agreement — a special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities — securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Glossary of Expense Terms

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).

Management Fee — a fee paid to BlackRock for managing the Fund.

Other Expenses — include administration, transfer agency, custody, professional and registration fees

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Glossary of Other Terms

Dividends — include exempt interest, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value (NAV) — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

24

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
   BlackRock Money Market Portfolio

Written Correspondence:
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860-1427
(800) 537-4942

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

ACCOUNTING SERVICES PROVIDER
PNC Global Investment Servicing (U.S.) Inc.
Bellevue Corporate Center
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
BlackRock Investments, Inc.
40 East 52nd Street
New York, New York 10022

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of the Funds’ investments. The annual report describes each Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated January 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 537-4942.

Purchases and Redemptions

Call your financial professional or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock FundsSM
c/o PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BLACKROCK FUNDSSM:

INVESTMENT COMPANY ACT FILE NO. 811-05742

PRO-MM-0109-SVC

Purchases, Redemptions & Exchanges (Continued from inside cover)

Wire, Telephone, and Exchange Procedures:

Wire purchases, telephone redemptions and exchanges will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. An order will not be accepted unless payment is received by Westcore in acceptable form and in sufficient time to reasonably allow for entry of the order before such determination. Purchases by wire may be accepted only for existing accounts. Investors redeeming by wire may be charged a wire fee by their financial institution. Wire redemption proceeds are generally transmitted by Westcore to Westcore investors on the next business day following the date of redemption. Exchanges into a Westcore fund will be processed at Westcore’s net asset value determination next occurring after the net asset value determination time when your money market fund account is processed. Exchanges into your money market fund account will be processed at the Money Market Portfolio’s net asset value determination next occurring after your Westcore account is processed. Please call 1-800-392-CORE (2673) for additional information and instructions regarding wire purchase, telephone redemption, and exchange procedures.

Automated Transactions:

You may place transactions or access your account automatically through the Westcore Transaction Center located at www.westcore.com or through the Westcore Automated Service Line at 1-800-392-CORE (2673).

Annual Small Balance Account Maintenance Fee:

Westcore Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by Westcore Funds with a value less than $750. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with Westcore in multiple accounts (multiple accounts must have the same Social Security Number to qualify).

Shareholder Reports:

Westcore Funds will deliver a single copy of the Money Market Portfolio’s financial reports and prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or prospectuses should call 1-800-392-CORE (2673) or write to us at Westcore Funds, P.O. Box 44323, Denver, CO 80201.

Westcore Investor Service Representative:

For additional information on these or other options, please call a Westcore Investor Service Representative toll free at 1-800-392-CORE (2673), or visit the Westcore website at www.westcore.com.

This material must be accompanied or preceded by a prospectus. Please read it carefully before investing or sending money.

FOR MORE INFORMATION ABOUT WESTCORE FUNDS, PLEASE CONTACT:
Westcore Funds | 1290 Broadway, Suite 1100 | Denver, Colorado 80203
Individual Investors: 800-392-CORE | Financial Advisors: 800-734-WEST | Westcore.com

The BlackRock Money Market Portfolio is distributed by BlackRock Distributors, Inc. and is not affiliated with ALPS Distributors, Inc.

WC140 WES000789 1312010

STATEMENT OF ADDITIONAL INFORMATION

BlackRock Funds

     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, Virginia Municipal Money Market, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Science & Technology Opportunities (formerly Global Science & Technology Opportunities), International Opportunities, Asset Allocation (formerly, Balanced), U.S. Opportunities, Exchange, Small/Mid-Cap Growth, Aurora, Capital Appreciation (formerly, Legacy), Health Sciences Opportunities (formerly, Health Sciences), Global Resources, All-Cap Global Resources and Global Opportunities Portfolios (collectively, the “Portfolios”) of BlackRock FundsSM (the “Fund”). The Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios may be referred to herein collectively as “Money Market Portfolios.” The Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios may be referred to herein collectively as “Municipal Money Market Portfolios,” The New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios may be referred to herein collectively as the “State-Specific Municipal Portfolios.” The Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Science & Technology Opportunities, International Opportunities, Asset Allocation, U.S. Opportunities, Exchange, Small/Mid-Cap Growth, Aurora, Capital Appreciation, Health Sciences Opportunities, Global Resources, All-Cap Global Resources and Global Opportunities Portfolios may be referred to herein collectively as “Equity Portfolios.” The Equity Portfolios may also be referred to collectively as “Non-Money Market Portfolios.”

     The manager for each Portfolio is BlackRock Advisors, LLC (“BlackRock” or the “Manager”). BlackRock has entered into sub-advisory agreements with respect to certain Portfolios with the following entities, each of which is an affiliate of BlackRock: BlackRock Financial Management, Inc. (“BFM”); BlackRock Investment Management, LLC (“BIM”); BlackRock International, Ltd. (“BIL”); and BlackRock Institutional Management Corporation (“BIMC”, together with BFM, BIM and BIL, the “Sub-Advisors”). Where applicable, the terms “BlackRock” and “Manager” include a Portfolio’s Sub-Advisor.

     This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the prospectuses of the Fund dated January 28, 2009, each as amended or supplemented from time to time (the “Prospectuses”). Terms used but not defined herein have the meanings given to them in the Prospectuses. Certain information contained in the annual reports to shareholders of the Fund. Prospectuses and current shareholder reports of the Fund may be obtained at no charge by calling toll-free (800) 441-7762.

This Statement of Additional Information is dated January 28, 2009.

INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolios’ investment policies. To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectuses, such strategy is not a principal strategy of the Portfolios. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

     The Portfolios (other than the Municipal Money Market Portfolios) that are subject to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), will not change their investment policies required by that Rule without giving shareholders 60 days’ prior written notice.

Additional Information on Investment Strategies

     Equity Portfolios. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts, general and limited partnerships and limited liability companies; and depositary receipts.

     From time to time certain of the Equity Portfolios may invest in shares of companies through initial public offerings (“IPOs”). IPOs have the potential to produce, and have in fact produced, substantial gains for certain Portfolios. There is no assurance that any Portfolio will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

     The Equity Portfolios may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, to have shorter operating histories, not to have significant ownership by large investors and to be followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell a Portfolio’s investment than if the Portfolio held the securities of larger, more established companies.

     Science & Technology Opportunities Portfolio. Companies in the rapidly changing fields of technology and science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Science & Technology Opportunities Portfolio’s shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular sector. As such, the Portfolio is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

     Certain of the companies in which the Portfolio invests may allocate greater than usual amounts of resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Portfolio invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence.

     The Science & Technology Opportunities Portfolio’s concentration in the securities of science and technology related companies exposes it to the price movements of companies in those sectors more than a mutual fund that invests in many sectors. Because the Portfolio invests primarily in the science and technology sectors, there is the risk that the Portfolio will perform poorly during a downturn in one or both of those sectors. Funds that concentrate investments in a small number of sectors may be subject to rapidly changing asset inflows and outflows. The volatile nature of the technology and science areas could cause price appreciation in a particular security or securities that results in that investment increasing its concentration in the Portfolio, in some cases, well above the level at which it was originally purchased.

     Health Sciences Opportunities Portfolio. A variety of important factors are influencing the health sciences and related industries in significant ways. The aging of the overall population, and a focus on good health and prevention of illness, as well as increased attention to the diagnosis of diseases and deficiencies, have generated growth in the health science field.

     Technological advances in the development of drugs, medical devices and procedures and genetic engineering have similarly fostered growth in the health care area. The focus of consumers and regulators on health care costs, managed health care programs, health maintenance organizations and other service delivery arrangements have driven the industries further.

     At the same time, these forces have heightened the difficulty of investing in health sciences companies. Shifts in consumer attitudes or regulatory policy, or new medical or technological developments, can have a substantial positive or negative effect on a company’s business. Such companies may face special risks that their products or services may not prove to be commercially successful or may be rendered obsolete by further scientific and technological developments. The value of the Health Sciences Opportunities Portfolio’s investment in a company whose products are not commercially successful or are rendered obsolete may decrease substantially. Changes in the financial infrastructure for health sciences may also affect the companies. For example, changes in Medicare/Medicaid and private insurance coverage, as well as the consolidation or break-up of individual companies themselves, influence the overall business prospects of the health sciences sector.

     The Health Sciences Opportunities Portfolio’s concentration in the securities of health sciences and related companies exposes it to the price movements of these companies more than a mutual fund that invests in many sectors. Because the Portfolio invests primarily in health sciences and related industries, there is the risk that the Portfolio will perform poorly during a downturn in those industries. Funds that concentrate investments in a small number of industries may be subject to rapidly changing asset inflows and outflows. The volatile nature of the health sciences and related industries could cause price appreciation in a particular security or securities that results in that investment increasing its concentration in the Portfolio, in some cases, well above the level at which it was originally purchased.

     Global Resources and All-Cap Global Resources Portfolios. Each Portfolio’s investments will be concentrated in energy and natural resources companies. Because each Portfolio is concentrated in these companies, it may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in the energy and natural resources industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such companies. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resource companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices and tax and government regulations. At times, the performance of securities of energy and natural resources companies will lag the performance of other industries or the broader market as a whole.

     Other risks inherent in investing in energy and natural resources companies include:

     Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids (“NGLs”), crude oil, coal or other energy or other natural resource commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of energy and natural resources companies. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy and natural resources companies. Factors which could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices, or weather.

     Depletion and Exploration Risk. Many energy and natural resources companies are either engaged in the production of natural gas, NGLs, crude oil, refined petroleum products or coal, or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of energy and natural resources companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

     Regulatory Risk. Energy and natural resources companies are subject to significant Federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy and natural resources companies.

     Commodity Pricing Risk. The operations and financial performance of energy and natural resources companies may be directly affected by energy and other natural resource commodity prices, especially those energy and natural resources companies which own the underlying energy or other natural resource commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy and natural resources companies which are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy and natural resources companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

     Utility Industries. Certain Portfolios may invest in utility companies. Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or manmade disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Portfolios may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

     Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or Federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

     The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. There can be no assurance that favorable developments will occur in the future.

     Foreign utility companies are also subject to regulation, although such regulation may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States. The Portfolios’ investment policies are designed to enable them to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Portfolio, in order to attract significant capital for growth, foreign governments may seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

     The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business.

     Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

     The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

     A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

     Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to residential, corporate and governmental customers.

     Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Manager, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

     Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. As with other utilities, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

     Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risks other than those noted above will not develop in the future.

     Asset Allocation Portfolio. Fixed income securities purchased by the Asset Allocation Portfolio may include domestic, dollar-denominated non-U.S. and non-dollar denominated non-U.S. debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-related and asset-backed securities, guaranteed investment contracts (“GICs”), obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and state and local municipal obligations. These securities may be rated “Ba” or lower at the time of purchase by Moody’s Investors Service, Inc. (“Moody’s”), “BB” or lower by Standard & Poor’s Ratings Group (“S&P”) or another nationally recognized statistical rating organization (“NRSRO”). If unrated, the securities will be determined at the time of purchase to be of comparable quality by the Portfolio’s Manager.

     The Asset Allocation Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Dividends paid by the Asset Allocation Portfolio that are derived from interest on municipal obligations will be taxable to shareholders.

     The Asset Allocation Portfolio may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Money Market Portfolios

     The Money Market Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, a Portfolio may invest in:

(a)	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks);

(b)	high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody’s or F-2 or higher by Fitch Ratings (“Fitch”), as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)	unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Portfolio’s Manager;

(d)	asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

(e)	securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts;

(f)	dollar-denominated securities issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities;

(g)	funding agreements issued by highly-rated U.S. insurance companies;

(h)	securities issued or guaranteed by state or local governmental bodies;

(i)	repurchase agreements relating to the above instruments; and

(j)	municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

     The U.S. Treasury Money Market Portfolio pursues its objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

     The Municipal Money Market Portfolio pursues its objective by investing primarily in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal income tax (“Municipal Obligations”).

     The Municipal Money Market Portfolios seek to achieve their investment objectives by primarily investing in:

(a)	fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(b)	tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(c)	municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(d)	unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by the Portfolios’ Manager under guidelines established by the Fund’s Board of Trustees; and

(e)	municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

     All securities acquired by the Money Market Portfolios will be determined at the time of purchase by the Portfolios’ Manager, under guidelines established by the Fund’s Board of Trustees, to present minimal credit risks and will be “Eligible Securities” as defined by the Securities and Exchange Commission (the “SEC”). Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated NRSROs) (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

     Municipal Obligations. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

     Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”) entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body’s unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although “non appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

     The amount of information regarding the financial condition of issuers of Municipal Obligations may be less extensive than the information for public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and non-U.S. banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Portfolio and affect its share price.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

     Private Activity Bonds (“PABs”). PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

     Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and a Portfolio may lose money.

     Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Portfolio since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

     Yields. Yields on Municipal Obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of a Portfolio to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Obligations and the obligations of the issuer of such Municipal Obligations may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

     Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a Portfolio with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. A Portfolio would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Portfolios have been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that any Portfolio will invest more than a limited amount of its total assets in Participating VRDOs.

     Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, a Portfolio’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Portfolio’s yield on a VRDO will increase and the Portfolio’s shareholders will have a reduced risk of capital depreciation.

     VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to a Portfolio’s restriction on illiquid investments unless, in the judgment of the Board of Trustees such VRDO is liquid. The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Board of Trustees, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

     Transactions in Financial Futures Contracts. Certain of the Portfolios may deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

     The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin. The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by a Portfolio. As a result, a Portfolio’s ability to hedge effectively all or a portion of the value of its Municipal Obligations through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Obligations held by the Portfolios. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Portfolio’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Obligations held by a Portfolio may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Obligations held by a Portfolio may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

     Call Rights. A Portfolio may purchase a Municipal Obligation issuer’s right to call all or a portion of such Municipal Obligation for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Obligations, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Obligation will expire without value. The economic effect of holding both the Call Right and the related Municipal Obligation is identical to holding a Municipal Obligation as a non-callable security. Certain investments in such obligations may be illiquid.

     Insured Municipal Bonds. Bonds purchased by a Portfolio may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Portfolio purchases the insurance. Insurance is expected to protect the Portfolio against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not protect the Portfolio or its shareholders against losses caused by declines in a bond’s market value. Also, the Portfolio cannot be certain that any insurance company does not make these payments. In addition, if the Portfolio purchases the insurance, it may pay the premiums, which will reduce the Portfolio’s yield. The Portfolio seeks to use only insurance companies that have an AAA credit rating from S&P or Fitch or an Aaa credit rating from

Moody’s. However, if insurance from insurers with these ratings is not available, the Portfolio may use insurance companies with lower ratings or stop purchasing insurance or insured bonds. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

     Reverse Repurchase Agreements and Other Borrowings. Each Equity Portfolio is authorized to borrow money. Certain Portfolios may borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Portfolio. Such leveraging increases the Portfolio’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Portfolio creates an opportunity for greater total return, but, at the same time, creates special risks. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio’s securities. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Portfolio that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay on the borrowings, the Portfolio’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Portfolio will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Portfolio’s leveraged position if it expects that the benefits to the Portfolio’s shareholders of maintaining the leveraged position will outweigh the current reduced return. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such Agreements are considered to be borrowings under the 1940 Act. Certain Portfolios may use the proceeds of reverse repurchase agreements to purchase additional securities that meet the Portfolios’ investment guidelines. The Asset Allocation and Global Opportunities Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Manager will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines. A Portfolio’s reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, each of the Asset Allocation and Global Opportunities Portfolios may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio’s total assets, the Equity Portfolios (other than the Asset Allocation and Global Opportunities Portfolios) will not make any investments.

     Certain types of borrowings by a Portfolio may result in the Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BlackRock from managing a Portfolio in accordance with the Portfolio’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     In accordance with applicable law, each Portfolio may at times borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

     The Money Market and U.S. Treasury Money Market Portfolios may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient).

     To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Asset Allocation and Global Opportunities Portfolios may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as and have a similar maturity to those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time a Portfolio enters into a dollar roll transaction, the Manager will designate assets on its books and records in an amount equal to the amount of the Portfolio’s commitments and will subsequently monitor the account to ensure that its value is maintained. A Portfolio’s dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

     Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

     Tender Option Bonds. The Equity Portfolios may invest in residual interest municipal tender option bonds, which are derivative interests in Municipal Obligations. The residual interest municipal tender option bonds in which the Portfolios will invest pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular Federal income tax. BlackRock will not conduct its own analysis of the tax status of the interest or income paid by residual interest municipal tender option bonds held by the Portfolios, but will rely on the opinion of counsel to the issuer. Although volatile, these residual interests typically offer the potential for yields exceeding the yields available on fixed rate Municipal Obligations with comparable credit quality, coupon, call provisions and maturity. The Portfolios may invest in residual interests for the purpose of using economic leverage.

     Residual interest municipal tender option bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding Municipal Obligations purchased from a Portfolio or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third party investors, and residual interests, which a Portfolio would purchase. The short-term floating rate interests have first priority on the cash flow from the Municipal Obligations. A Portfolio is paid the residual cash flow from the special purpose trust. If the Portfolio is the initial seller of the Municipal Obligations to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used by the Portfolio to purchase additional Municipal Obligations or other permitted investments. If a Portfolio ever purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the special purpose trust in exchange for a proportionate amount of the Municipal Obligations owned by the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Municipal Obligations held in the special purpose trust are passed through to the Portfolio, as the holder of the residual interests.

     A Portfolio may invest in highly leveraged residual interest municipal tender option bonds. A residual interest municipal tender option bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceeds 50% of the principal amount of the Municipal Obligations owned by the tender option bond trust.

     The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the tender option bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the Municipal Obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the Municipal Obligations owned by the tender option bond trust below investment grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the Municipal Obligations owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the Municipal Obligations.

     If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the Municipal Obligations owned by the tender option bond trust or to cause the tender option bond trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with a Portfolio that will require the Portfolio to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement and these transactions is as if the Portfolio had entered into a special type of reverse repurchase agreement with the sponsor of the tender option bond trust, pursuant to which the Portfolio is required to repurchase the Municipal Obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the Municipal Obligations). In order to cover any potential obligation of the Portfolio to the liquidity provider pursuant to this agreement, the Portfolio may designate on its books and records liquid instruments having a value not less than the amount, if any, by which the original purchase price of the floating rate interests issued by the related tender option bond trust exceeds the market value of the Municipal Obligations owned by the tender option bond trust.

     A Portfolio may also invest in short-term floating rate interest tender option bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Portfolios the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

     Investments in residual interest and floating rate interest tender option bonds may be considered derivatives and are subject to the risk thereof, including counterparty risk, interest rate risk and volatility.

     Variable and Floating Rate Instruments. The Asset Allocation and Global Opportunities Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments (“inverse floaters”). Tender option bonds (including residual interests thereon) are excluded from this 10% limitation. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or index to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. To seek to limit the volatility of these securities, a Portfolio may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. BlackRock believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Portfolio that allow the Portfolio to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Portfolio may be required to pay substantial additional margin to maintain the position.

     Each Money Market Portfolio may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. The Money Market Portfolios invest in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Money Market Portfolios may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Money Market Portfolio may be entitled to principal on demand and may be able to resell such notes in the dealer market.

     Variable and floating rate demand instruments held by a Money Market Portfolio may have maturities of more than 13 months provided: (i) the Portfolio is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

     In determining a Portfolio’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Portfolio’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Portfolio’s quality and maturity requirements.

     With respect to purchasable variable and floating rate instruments, the Manager will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     Indexed Securities. A Portfolio may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Portfolio may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Portfolio invests in these types of securities, the Portfolio’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Portfolio will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

     Bank Loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Asset Allocation and Global Opportunities Portfolios and, to the extent consistent with its primary investment strategies, the Money Market Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a non-U.S. sovereign entity and one or more financial institutions (“Lenders”). A Portfolio may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the

Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s Manager to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolios may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Purchases and Forward Commitments” below.

     A Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolios’ Manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

     Preferred Stock. Certain of the Portfolios may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

     Trust Preferred Securities. Certain of the Equity Portfolios may invest in trust preferred securities. Trust preferred securities are a comparatively new asset class. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

     Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have some of the key characteristics of equity and became popular because they could be treated as preferred equity for accounting purposes. However, trust preferred securities are no longer treated as equity and are rarely issued in the current environment.

     Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

     Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

     Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes so that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

     Convertible Securities. The Equity Portfolios may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio is denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Portfolio may be authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

     Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

     A Portfolio may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

     A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

     More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Portfolio’s objective than alternate investments. For example, the Manager may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

     The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and under-perform during periods when corporate fixed income securities outperform Treasury instruments.

     Pay-in-kind Bonds. The Equity Portfolios may invest in pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, PIK bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment. The market price of PIK bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current Federal tax law requires the holder of certain PIK bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, each Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     Money Market Obligations of Domestic Banks, Non-U.S. Banks and Non-U.S. Branches of U.S. Banks. Each Portfolio may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and non-U.S. branches for purposes of each Portfolio’s investment policies. Investments in short-term bank obligations may include obligations of non-U.S. banks and domestic branches of non-U.S. banks, and also non-U.S. branches of domestic banks.

     To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or non-U.S. corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a non-U.S. issuer. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

     Interest Rate and Extension Risk. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio’s assets will vary.

     During periods of rising interest rates, the average life of certain fixed income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

     Mortgage Related and Asset-Backed Securities. The Asset Allocation and Global Opportunities Portfolios may make significant investments, and the other Equity Portfolios may from time to time invest, in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers. The Money Market Portfolios, to the extent consistent with their investment objectives, may invest in these instruments to a lesser extent.

     Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. See “— Interest Rate and Extension Risk” above.

     Any investments the Portfolios make in mortgage-related securities that are issued by private issuers have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or structured investment vehicles) and other entities that acquire and package mortgage loans for resale as mortgage-related securities. Unlike mortgage-related securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include: (1) the issuance of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); (2) the creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and (3) “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceed that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

     In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

     The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

     Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

     In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

     These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

     The relationship between prepayments and interest rates may give some high-yielding mortgage- related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. During periods of falling interest rates, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, mortgage-related and other asset-backed security’s total return and maturity may be difficult to predict precisely.

     A Portfolio from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Portfolio.

     Each Money Market Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs, which are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. FHLMC “Gold” PCs are guaranteed as to timely payment of interest and principal by FHLMC and represent 100% of the current fixed-rate production of the majority of FHLMC fixed-rate securities outstanding.

     The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates (“REMIC Certificates”). These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities that represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as “regular” interests or “residual” interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests. The Portfolios do not currently intend to purchase residual interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

     Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate, bears a different stated maturity date and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security.

     Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

     The scheduled principal payments for PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

     TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the SEC, and a Portfolio may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by a Portfolio in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Portfolio’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Portfolio selects CMOs that cannot rely on the rule or do not meet the above requirements, the Portfolio generally may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

     Asset-Based Securities. Certain Portfolios may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Portfolio will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by S&P or Fitch, or Baa by Moody’s or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the Manager has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the Manager may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Portfolio may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Portfolio presently intends to invest directly in natural resource assets, a Portfolio would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

     Precious Metal-Related Securities. An Equity Portfolio may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

     U.S. Government Obligations. The Asset Allocation and Global Opportunities Portfolios (and, to the extent consistent with their investment objectives, the other Equity and Money Market Portfolios) may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)). These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

     Examples of the types of U.S. Government obligations that may be held by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Portfolios may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the GNMA, FNMA and FHLMC.

     Supranational Organization Obligations. The Portfolios may purchase debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development. Additional examples of such entities include the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Portfolio may lose money on such investments.

     Lease Obligations. The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

     The Manager will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Manager will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

     The Municipal Money Market Portfolios will only invest in lease obligations with puts that (i) may be exercised at par on not more than seven days notice, and (ii) are issued by institutions deemed by the Manager to present minimal credit risks. Such obligations will be considered liquid. However, a number of puts are not exercisable at the time the put would otherwise be exercised if the municipal borrower is not contractually obligated to make payments (e.g., an event of nonappropriation with a “nonappropriation” lease obligation). Under such circumstances, the lease obligation, although previously considered liquid, would become illiquid, and a Portfolio might lose its entire investment in such obligation.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, a Portfolio might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Portfolio’s operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets. Any income derived from a Portfolio’s ownership or operation of such assets may not be tax-exempt. In addition, a Portfolio’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

     Commercial Paper. The Money Market Portfolios may purchase commercial paper rated in one of the two highest rating categories of an NRSRO. The Non-Money Market Portfolios may purchase commercial paper rated (at the time of purchase) “A-1” by S&P or “Prime-1” by Moody’s or, when deemed advisable by a Portfolio’s Manager, “high quality” issues rated “A-2”, “Prime-2” or “F-2” by S&P, Moody’s or Fitch, respectively. These ratings symbols are described in Appendix A.

     Commercial paper purchasable by each Portfolio includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

     Repurchase Agreements. Each Equity Portfolio may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

     Each Money Market Portfolio may enter into repurchase agreements. The securities held subject to a repurchase agreement by a Money Market Portfolio may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months.

     Each Equity and Money Market Portfolio may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Portfolio and its counterparties and, therefore, the Portfolios may be subject to the credit risk of those custodians.

     The repurchase price under the repurchase agreements generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio’s Manager. A Portfolio’s Manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest and any accrued premium). The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio’s Manager will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     Certain of the Money Market Portfolios may enter into repurchase agreements in which the collateral may include IO or PO securities related to CMOs issued by U.S. Government agencies and instrumentalities. IOs and POs are subject to the risks described in “Stripped and Zero Coupon Obligations” below and CMOs are subject to the risks described in “Mortgage Related and Asset-Backed Securities” above.

     Investment Grade Debt Obligations. Each of the Money Market Portfolios may invest in investment grade securities in the rating categories specified in the Prospectuses and above in “Money Market Portfolios.” The Non-Money Market Portfolios may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Portfolio’s Manager. If an investment grade security of a Portfolio is subsequently downgraded below investment grade, the Portfolio’s Manager will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Portfolio may hold, although under normal market conditions the Manager does not expect to hold these securities to a material extent.

     See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

     Non-Investment Grade Securities. As described in the applicable Prospectuses, certain Equity Portfolios may invest in non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds.”

     High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies’ evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors, who may otherwise be hesitant to purchase the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

     While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and are sensitive to economic changes to a greater extent than higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

     During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress, possibly resulting in insufficient revenues to satisfy their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio’s net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio might not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

     The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of some high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

     The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Portfolio’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by Federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

     When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio’s securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of a Portfolio’s liquid securities may become illiquid and the proportion of the Portfolio’s assets invested in illiquid securities may significantly increase.

     High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio before it matures. If an issuer redeems the high yield securities, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

     The rating assigned by a rating agency reflects the issuing agency’s assessment of the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Manager performs its own analysis of the issuers whose non-investment grade securities a Portfolio holds. Because of this, the Portfolio’s performance may depend more on the Manager’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see Appendix A to this Statement of Additional Information.

     In selecting non-investment grade securities, the Manager considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio. The Manager continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio’s Manager will consider whether the Portfolio should continue to hold the security.

     In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio’s rate of return is based.

     The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

     The Asset Allocation and Global Opportunities Portfolios may invest in securities rated in the category “C” and above or determined by the Manager to be of comparable quality. Securities rated “C” are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

     The Global Opportunities Portfolio may invest in securities of any rating. Investments in distressed securities are speculative and involve significant risk. Distressed securities frequently do not produce income while they are outstanding and may require the Portfolio to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Portfolio seeks capital appreciation through investment in distressed securities, the Portfolio’s ability to achieve current income for its shareholders may be diminished. The Portfolio also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Portfolio, there can be no assurance that the securities or other assets received by the Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or may have no value. Moreover, any securities received by the Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Portfolio’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Portfolio may be restricted from disposing of such securities. To the extent that a Portfolio becomes involved in such proceedings, the Portfolio may have a more active participation in the affairs of the issuer than that assumed generally by an investor. The Portfolio, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

     Corporate Loans. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effect of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Portfolio may experience difficulties in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Portfolio may become a member of the syndicate. The corporate loans in which the Portfolio may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Portfolio’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

     Mezzanine Investments. Each of the Asset Allocation, Aurora, Global Resources, All-Cap Global Resources and Global Opportunities Portfolios, consistent with its restrictions on investing in securities of a specific credit quality, may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

     Collateralized Bond Obligations. Each Equity Portfolio may invest in collateralized bond obligations (“CBOs”), which are structured products backed by a diversified pool of high yield public or private fixed income securities, to the extent that the securities underlying the CBO meet the credit quality requirements of the Portfolio. The pool of securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

     When-Issued Purchases and Forward Commitments. Each Portfolio may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment,” including “TBA” (to be announced) basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

     When a Portfolio agrees to purchase securities on this basis, the Manager will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines. It may be expected that the market value of a Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Rights Offerings and Warrants to Purchase. Each Equity Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the subscribed security’s market price, such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Portfolio a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-

based investments. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York Stock Exchange (“NYSE”) or NYSE Alternext U.S. (formerly known as The American Stock Exchange). Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     Non-U.S. Investments. The Money Market Portfolio and the Non-Money Market Portfolios may invest in non-U.S. securities, including securities from issuers located in emerging market countries. Investing in non-U.S. securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Portfolio will lose money.

     In addition to equity securities, non-U.S. investments of the Portfolios may include: (a) debt obligations issued or guaranteed by non-U.S. sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a non-U.S. state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of non-U.S. banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in non-U.S. currencies; (e) debt obligations denominated in the Euro; and (f) non-U.S. corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

     Currency Risk and Exchange Risk. Because non-U.S. securities generally are denominated and pay dividends or interest in non-U.S. currencies, the value of a Portfolio that invests in non-U.S. securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

     Foreign Market Risk. Portfolios that may invest in foreign securities offer the potential for more diversification than a Portfolio that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, such a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets or income back into the United States, or otherwise adversely affect a Portfolio’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio’s operations.

     Publicly Available Information. In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies. Most non-U.S. companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, a Portfolio’s non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

     Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Portfolio. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Manager to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Portfolio can earn on its investments.

     Certain Risks of Holdings Fund Assets Outside the United States. A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

     Sovereign Debt. The Portfolios that invest in non-U.S. securities may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’

commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

     Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

     Investment in Emerging Markets. As discussed in the Prospectuses, certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

     Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Portfolio’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively undeveloped state of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

     Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Portfolio. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

     Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio’s acquisition or disposal of securities.

     Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

     Investments in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Portfolios may hold from time to time various non-U.S. currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, certain Portfolios may engage in non-U.S. currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio’s performance. These investments and transactions involving non-U.S. securities, currencies, options (including options that relate to non-U.S. currencies), futures, hedging and cross-hedging are described below and under “Options and Futures Contracts,” “Interest Rate Transactions, Currency Swaps and Swaptions” and “Non-U.S. Currency Transactions.”

     Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

     Risks of Investments in Russia. A Portfolio may invest a portion of its assets in securities issued by companies located in Russia. Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Portfolio to lose its registration through fraud, negligence or mere oversight. While a Portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Portfolio of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Portfolio intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Portfolio.

     Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Portfolio may invest are subject to certain additional or specific risks. Certain Portfolios may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Portfolio and may have an adverse impact on the investment performance of the Portfolio.

     Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

     Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

     The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Portfolios. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia- Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

     Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Portfolio itself, as well as the value of securities in the Portfolio’s portfolio.

     In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

     In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

     Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Portfolio incurring additional costs and delays in providing transportation and custody services for such securities outside such countries. Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments. Portfolio management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Portfolio may invest in countries in which foreign investors, including management of the Portfolio, have had no or limited prior experience.

     A Portfolio’s investments in non-U.S. securities may also be adversely affected by changes in non-U.S. political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio’s operations.

     In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies. Most non-U.S. companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, a Portfolio’s non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

     Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Portfolio’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the purchased shares re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

     Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Portfolio’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Portfolio’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

     In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The 1940 Act restricts a Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Portfolio’s investments in certain foreign banks and other financial institutions.

     Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

     The expense ratios of the Portfolios investing significantly in non-U.S. securities can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of non-U.S. securities, higher commissions paid on comparable transactions on non-U.S. markets and additional costs arising from delays in settlements of transactions involving non-U.S. securities.

     Brady Bonds. A Portfolio’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady

Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of its holdings.

     ADRs, EDRs and GDRs. Each Equity Portfolio may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Non-U.S. Investments.”

     Derivatives. The Portfolios may use instruments referred to as derivative securities (“derivatives”). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. The Portfolios may use derivatives for hedging purposes. Certain Portfolios may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. No Portfolio may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

     Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio’s ability to hedge its portfolio effectively. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio’s hedging strategies will be effective. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.

     Options and Futures Contracts. To the extent consistent with its investment objective, each Equity Portfolio may write (i.e., sell) covered call options, buy call options, write secured put options and buy put options for the purpose of hedging or earning additional income, which may be deemed speculative or cross-hedging. Each of the Health Sciences Opportunities, Global Resources, All-Cap Global Resources, Global Opportunities, Science & Technology Opportunities, Asset Allocation and International Opportunities Portfolios may also purchase exchange-listed and over-the-counter put and call options on non-U.S. currencies, and the Health Sciences Opportunities, Global Resources, All-Cap Global Resources and Opportunities Portfolios may write covered call options on up to 100% of the currencies in its portfolio. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the Health Sciences Opportunities, Global Resources, All-Cap Global Resources, Global Opportunities, Science & Technology Opportunities, Asset Allocation and International Opportunities Portfolios, non-U.S. currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. There is no limit on the amount of a Portfolio’s assets that can be put at risk through the use of options. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

     Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are designated on the Manager’s books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the written call and the exercise price of the call held is (i) equal to or less than the exercise price of the written call, or (ii) greater than the exercise price of the written call provided the difference is maintained by the Portfolio in liquid assets designated on the Manager’s books and records to the extent required by SEC guidelines.

     When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes a put option, in return for receipt of the premium, it assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the

Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an “Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     To the extent consistent with its investment objective, each Equity Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts, index futures contracts, or non-U.S. exchange futures contracts as applicable). These instruments are described in Appendix B to this Statement of Additional Information. There is no limit on the amount of a Portfolio’s assets that can be put at risk through the use of futures contracts and the value of a Portfolio’s futures contracts and options on futures contracts may equal or exceed 100% of its total assets.

     To maintain greater flexibility, each of the Equity Portfolios may invest in instruments which have characteristics similar to futures contracts. These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

     Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a non-U.S. currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

     A Portfolio may purchase and sell put and call options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Portfolio’s position in a futures contract or related option, the Manager will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments or will otherwise cover its position in accordance with applicable SEC requirements.

     The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

     The Fund and the Portfolios have claimed exclusions from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under the Act.

     Interest Rate Transactions, Currency Swaps and Swaptions. The Equity Portfolios may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”). The Portfolios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. They may also be used for speculation to increase returns.

     In order to protect against currency fluctuations, the Portfolios that invest in non-U.S. securities may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolios and another party to make or receive payments in specified currencies.

     The Asset Allocation and Global Opportunities Portfolios may enter into interest rate swaps, caps, floors and swaptions on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”.

     A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

     A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolios may write (sell) and purchase put and call swaptions.

     Whether the Portfolios’ use of swap agreements or swaptions will be successful in furthering their investment objectives will depend on the Manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are less liquid than swaps.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

     A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its Manager will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by SEC guidelines. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

     Credit Default Swaps. To the extent consistent with their investment strategies, the Asset Allocation and Global Opportunities Portfolios may, for hedging or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolios’ limitations on illiquid investments. When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

     When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

     In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

     Credit Linked Securities. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

     Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

     Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may add leverage to the Portfolio’s portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

     Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, a Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of the Portfolio’s obligations will be accrued on a daily basis, and the full amount of the Portfolio’s obligations will be segregated by the Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount the Portfolio is obligated to pay or is to receive under the total return swap agreement.

     Hybrid Instruments. Certain Portfolios seek to gain exposure to the commodities markets primarily through investments in hybrid instruments. Hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

     The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Portfolio’s investments may be expected to under-perform an investment in traditional securities. Over the long term, the returns on the Portfolio’s investments are expected to exhibit low or negative correlation with stocks and bonds.

     Qualifying Hybrid Instruments. Certain Portfolios may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act and the regulations adopted thereunder. A hybrid instrument that qualifies for this exclusion from regulation must be “predominantly a security.” A hybrid instrument is considered to be predominantly a security if (a) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument; (b) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (a), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity; (c) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and (d) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to applicable provisions of the Commodity Exchange Act. Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Portfolio will receive at maturity the face or stated value of the note. With a principal protected hybrid instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in its value based on the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. The Manager’s decision whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and, therefore, depends on the creditworthiness of the issuer. With full principal protection, the Portfolio will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

     Hybrid Instruments Without Principal Protection. Certain Portfolios may invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value that some or all of the face value of the hybrid instrument might not be returned. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors that the Manager believes are relevant.

     Limitations on Leverage. Some of the hybrid instruments in which a Portfolio may invest may involve leverage. To avoid being subject to undue leverage risk, a Portfolio will seek to limit the amount of economic leverage it has under any one hybrid instrument that it buys and the leverage of the Portfolio’s overall portfolio. A Portfolio will not invest in a hybrid instrument if, at the time of purchase: (i) that instrument’s “leverage ratio” exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable or (ii) the Portfolio’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase. “Leverage ratio” is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. Conversely, a hybrid instrument with a leverage factor of 150% would suffer a 1.5% loss if the underlying economic variable lost 1% of its value. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in a Portfolio’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on a Portfolio’s use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, the Portfolio will comply with the applicable provisions of the 1940 Act. A Portfolio may at times or from time to time decide not to use leverage in its investments or use less leverage than may otherwise be allowable.

     Counterparty Risk. A significant risk of hybrid instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor’s counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (e.g., ratings of AAA or AA by Standard & Poor’s). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity. However, with a hybrid instrument, a Portfolio will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.

     Inflation risk. Like all mutual funds, the Portfolios are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Portfolio’s assets can decline as can the value of a Portfolio’s distributions.

     Non-U.S. Currency Transactions. Each of the Health Sciences Opportunities, Global Resources, All-Cap Global Resources, Global Opportunities, Science & Technology Opportunities, Asset Allocation and International Opportunities Portfolios may engage in non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates. Those Portfolios may engage in non-U.S. currency exchange transactions in connection with the purchase and sale of portfolio securities (transaction hedging) and to protect the value of specific portfolio positions (position hedging). The Portfolios may purchase or sell a non-U.S. currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that non-U.S. currency, and may also enter into contracts to purchase or sell non-U.S. currencies at a future date (“forward contracts”).

     Forward non-U.S. currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time. A Portfolio may use forward non-U.S. currency exchange contracts to hedge against movements in the value of non-U.S. currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A Portfolio generally may enter into forward non-U.S. currency exchange contracts when deemed advisable by its Manager under two circumstances. First, when entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward non-U.S. currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the non-U.S. currency relative to the U.S. dollar or other non-U.S. currency.

     Second, when a Portfolio’s Manager anticipates that a particular non-U.S. currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of non-U.S. currency approximating the value of some or all of the Portfolio’s securities denominated in such non-U.S. currency. With respect to any forward non-U.S. currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. Some of the forward non-U.S. currency contracts entered into by the Portfolios are classified as non-deliverable forwards (NDF). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular non-U.S. currency, they also limit potential gains which might result from increases in the value of such currency. A Portfolio will also incur costs in connection with forward non-U.S. currency exchange contracts and conversions of non-U.S. currencies and U.S. dollars.

     A Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, a Portfolio may hold both Canadian government bonds and Japanese government bonds, and the Manager may believe that Canadian dollars will deteriorate against Japanese yen. The Portfolio would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Portfolio to declines in the value of the Japanese yen relative to the U.S. dollar.

     In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to a Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes. Hedging transactions involving currency instruments involve substantial risks, including correlation risk. While a Portfolio’s use of currency instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio’s shares, the net asset value of the Portfolio’s shares will fluctuate. Moreover, although currency instruments will be used with the intention of hedging against adverse currency movements, transactions in currency instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio’s hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

     Liquid assets equal to the amount of the Portfolio’s assets that could be required to consummate forward contracts will be segregated on the books and records of the Manager to the extent required by SEC guidelines. For the purpose of determining the adequacy of the securities so segregated, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be added.

     Stand-by Commitments. Stand-by commitment agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Portfolio’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a stand-by commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period. The purchase of a security subject to a stand-by commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the stand-by commitment.

     Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio’s option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Portfolio will not exceed 1/2 of 1% of the value of such Portfolio’s total assets calculated immediately after each stand-by commitment is acquired.

     Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the Manager’s opinion, present minimal credit risks. A Portfolio will acquire stand-by commitments solely to facilitate Portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     Each Municipal Money Market Portfolio may acquire stand-by commitments with respect to Municipal Obligations held by it. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commitment relates.

     Tax-Exempt Derivatives. The Municipal Money Market Portfolios and the Asset Allocation and Global Opportunities Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives a Portfolio an undivided interest in a Municipal Obligation in the proportion the Portfolio’s participation bears to the total principal amount of the Municipal Obligation, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The Municipal Money Market Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. It is intended that any such tax-exempt derivatives held by the New Jersey Municipal Money Market Portfolio shall comply with the requirements of N.J.S.A. 54A:6-14.1. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Portfolio nor its Manager will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

     Tax-Exempt Preferred Shares. The Asset Allocation and Global Opportunities Portfolios may invest in preferred interests of other investment funds that pay dividends that are exempt from regular Federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed below. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries.

     Taxability Risk. Certain of the Portfolios intend to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Portfolio’s acquisition of the securities. In that event, the Internal Revenue Service may demand that the Portfolio pay Federal income taxes on the affected interest income, and, if the Portfolio agrees to do so, the Portfolio’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Portfolio as “exempt interest dividends” could be adversely affected, subjecting the Portfolio’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by a Portfolio is subsequently determined to be taxable, the Portfolio will dispose of that security as soon as reasonably practicable. In addition, the treatment of dividends previously paid or to be paid by the Portfolio as “exempt interest dividends”

could be adversely affected, subjecting the Portfolio’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Portfolio is subsequently determined to be taxable, the Portfolio will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Portfolio.

     Securities Lending. A Portfolio may seek additional income by lending securities on a short-term basis. Voting rights may pass with the lending of securities. The Trustees of the Fund will call loans of securities to vote proxies or otherwise obtain rights to vote or consent if a material event affecting the investment occurs. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent. The Portfolio is obligated to return the collateral to the borrower at the termination of the loan. A Portfolio could suffer a loss in the event the Portfolio must return cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Portfolio could suffer a loss if there are losses on investments made with the cash collateral, or if the value of the securities collateral falls below the market value of the borrowed securities. A Portfolio could also experience delays and costs in gaining access to the collateral. Each Portfolio may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

     A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) “first tier” quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO’s, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks) (i.e., CD’s, BA’s and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated and, to the extent permitted by SEC guidelines, affiliated money market funds. Any such investments must be rated “first tier” and must have a maturity of 397 days or less from the date of purchase.

     BlackRock Investment Management, LLC (“BIML”), an affiliate of BlackRock, acts as securities lending agent for the Portfolios and will be paid a fee for the provision of these services, including advisory services with respect to the collateral of the Fund’s securities lending program. BIML may invest such collateral in short-term investments, including in one or more investment companies or unregistered investment vehicles managed by BlackRock, BIML or their affiliates and that invest, subject to applicable law, in money market securities or high-quality, short-term instruments.

     The Portfolios may lend securities to broker-dealers who are affiliates of Merrill Lynch, subject to the terms of an exemptive order from the SEC.

     Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. A Portfolio’s Manager will consider such an event in determining whether the

Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of unrated securities a Portfolio may hold, although under normal market conditions the Manager does not expect to hold these securities to a material extent.

     Investments in Other Investment Companies. In connection with the management of their daily cash positions and subject to applicable law, the Equity Portfolios may invest in securities issued by other investment companies (including investment companies managed by BlackRock and its affiliates) which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also, subject to applicable law, invest in securities issued by other investment companies with similar investment objectives, including investing in Exchange Traded Funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. Portfolios may purchase shares of investment companies (including investment companies managed by BlackRock and its affiliates) investing primarily in non-U.S. securities, including so-called “country funds.” Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. As with other investments, investments in other investment companies are subject to market and selection risk. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees (which, in the case of investment companies managed by BlackRock and its affiliates, would be paid to BlackRock and its affiliates). These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. Investments by a Portfolio in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

     The Money Market Portfolios may invest in securities issued by other open-end and closed-end investment companies (including investment companies managed by BlackRock and its affiliates) as permitted by the 1940 Act. Investments in other investment companies may cause a Portfolio (and indirectly, the Portfolio’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations (which in the case of investment companies managed by BlackRock and its affiliates, could include investment advisory fees paid to BlackRock and its affiliates). For the Money Market Portfolios (other than the Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio, as discussed below) as consistent with a Portfolio’s investment objectives and policies, the investment will be limited to securities issued by investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. For the Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio, such securities may also include, as consistent with the Portfolio’s investment objectives and policies, certain variable rate demand securities issued by closed-end investment companies, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act or applicable regulations, each Money Market Portfolio currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Money Market Portfolio.

     Stripped and Zero Coupon Obligations. To the extent consistent with their investment objectives, the Equity Portfolios may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their “face value,” and may include stripped mortgage-backed securities (“SMBS”). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid.

     SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest (“IO” or interest-only), while the other class receives all of the principal (“PO” or principal-only). However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

     Each Equity Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current Federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Taxes.”

     Funding Agreements. The Equity Portfolios and the Money Market Portfolio may invest in GICs and similar funding agreements. In connection with these investments, a Portfolio makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

     Short Sales. The Portfolios may only make short sales “against the box.” In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical or similar security at no additional cost. When selling short “against the box,” a Portfolio forgoes an opportunity for capital appreciation in the security. The Portfolios may make short sales of securities, either as a hedge against potential declines in value of a portfolio security, to realize gain when a security that the Portfolio does not own declines in value and in order to maintain portfolio flexibility. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

     A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security regarding payment received by the Portfolio on such security, a Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

     A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely under-perform similar mutual funds that do not make short sales in securities. A Portfolio will realize a gain on a short sale if the security declines in price between those dates. Although a Portfolio’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

     Liquidity Management. Each Money Market Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolio’s Manager, suitable obligations are unavailable. During normal market periods, no more than 20% of a Portfolio’s assets will be held uninvested. Uninvested cash reserves may not earn income.

     As a temporary defensive measure, if its Manager determines that market conditions warrant, each Equity Portfolio may invest without limitation in high quality money market instruments. The Equity Portfolios may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. The Asset Allocation Portfolio may also invest in these securities in furtherance of its investment objective. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of non-U.S. issuers, bank obligations, including U.S. subsidiaries and branches of non-U.S. banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

     Illiquid Securities. No Equity Portfolio will invest more than 15% and no Money Market Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. Each Equity and Money Market Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Manager that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

     Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time a Portfolio decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Portfolio might obtain less favorable pricing terms than were available when it decided to sell the security.

     Guarantees. A Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

     REITs. In pursuing its investment strategy, an Equity Portfolio may invest in shares of real estate investment trusts (“REITs”). REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

     REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

     The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act of 1990, as amended, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Portfolio from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Portfolio’s investment strategy results in the Portfolio investing in REIT shares, the percentage of the Portfolio’s dividend income received from REIT shares will likely exceed the percentage of the Portfolio’s portfolio which is comprised of REIT shares. Generally, a portion of dividends received by a Portfolio from REIT shares and distributed to the Portfolio’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Portfolio that shareholders of the Portfolio receive will be a higher rate than that applicable to dividends eligible for the reduced tax rate applicable to qualified dividend income.

     REITs (especially Mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Portfolio’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in Mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

     Investing in certain REITs, which often have small market capitalizations, may involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies. Historically, small capitalization stocks, such as REITs, have been more volatile in price than large capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

     Master Limited Partnerships. The Equity Portfolios may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Equity Portfolios intend to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

     MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

     MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The Equity Portfolios intend to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

     Portfolio Turnover Rates. A Portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Manager believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of a Portfolio’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect a Portfolio’s performance.

SPECIAL CONSIDERATIONS FOR STATE-SPECIFIC MUNICIPAL PORTFOLIOS

     This information regarding the State-Specific Municipal Portfolios is derived from official statements of certain issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

     Special Considerations Regarding Investments in Ohio State-Specific Obligations. The Ohio Municipal Money Market Portfolio (the “Ohio Portfolio”) will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (“Ohio Obligations”). The Ohio Portfolio is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to “conduit” obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

     Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

     There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

     Much of this information is as of January 1, 2009, particularly debt figures and other statistics.

     The State of Ohio (sometimes referred to herein as the “State”) is the seventh most populous state. The Census count for 2000 was 11,353,100, up from 10,847,100 in 1990. The State’s July 2008 population estimate was 11,485,910.

     The State operates on a fiscal biennium for its appropriations and expenditures which, for general capital appropriations purposes, runs from July 1 in an even-numbered year to June 30 in the next even-numbered year. Within a fiscal biennium, the State operates on the basis of a July 1 to June 30 Fiscal Year. The State Constitution effectively precludes the State from ending a Fiscal Year or a biennium in a “deficit” position.

     Most State operations are financed through the General Revenue Fund (the “GRF”). Personal income and sales-use taxes are the major GRF sources. The State also has maintained a “rainy day” fund, the Budget Stabilization Fund (the “BSF”), which under current law and until used is intended to carry a balance of approximately 5% of the GRF revenues for the preceding Fiscal Year. The BSF is generally maintained by transfer from the surplus, if any, in each Fiscal Year.

     The GRF ending fund and cash balances for the State’s 1984-85 through 2006-07 bienniums were as follows:

Biennium	Beginning July 1	Ending June 30	Ending Fund Balance (In Thousands)*	Ending Cash Balance (In Thousands)
1984-85	1983	1985	$297,600	$849,900
1986-87	1985	1987	226,300	632,700
1988-89	1987	1989	475,100	784,268
1990-91	1989	1991	135,365	326,576
1992-93	1991	1993	111,013	393,634
1994-95	1993	1995	928,000	1,312,200
1996-97	1995	1997	834,900	1,400,000
1998-99	1997	1999	976,778	1,512,528
2000-01	1999	2001	219,414	819,069
2002-03	2001	2003	52,338	396,539
2004-05	2003	2005	682,632	1,209,200
2006-07	2005	2007	215,534	1,432,925

*	Reflects the ending fund balance including amounts designated for transfer to other funds, including the BSF

     1998-99. In the 1998-99 biennium, GRF appropriations of approximately $36 billion provided significant increases in funding for primary and secondary education. Of the first Fiscal Year (ended on June 30, 1998) ending fund balance of over $1.08 billion, approximately $701.4 million was transferred into the ITRF, $200 million into public school assistance programs, and $44.184 million into the BSF. Of the GRF biennium-ending fund balance $325.7 million was transferred to school building assistance; $293.185 million to the ITRF; $85.4 million to SchoolNet (a program to supply computers for classrooms); $4.6 million to interactive video distance learning; and $46.374 million to the BSF.

     2000-01. The State’s financial situation varied substantially in the 2000-01 biennium. The first Fiscal Year of the biennium ended with a GRF cash balance of $1.506 billion and fund balance of $855.845 million. A transfer of $49.2 million from the balance increased the BSF to $1.002 billion (or 5% of GRF revenue for the preceding Fiscal Year). An additional $610.4 million was transferred to the ITRF.

     In the middle of the second year of the biennium, the State enacted supplemental appropriations of $645.3 million to address shortfalls in its Medicaid and disability assistance programs. The State’s share of this additional funding was $247.6 million, with $125 million coming from Fiscal Year 2001 GRF spending reductions and the remainder from available GRF moneys. The reductions were implemented by OBM prior to March 1, 2001 by a 1 to 2% cut applying to most State departments and agencies. Expressly excluded from the reductions, in addition to debt service and rental payments relating to obligations, were elementary and secondary education.

     In March 2001 new lowered revenue estimates for Fiscal Year 2001 and for Fiscal Years 2002 and 2003 were announced. Based on indications that the Ohio economy continued to be affected by the national economic downturn, GRF revenue estimates for Fiscal Year 2001 were reduced by $288 million. In addition, OBM projected higher than previously anticipated Medicaid expenditures. Among the more significant steps taken to ensure the positive GRF ending fund balance at June 30, 2001 were further spending reductions (with the same exceptions noted above for debt service and education) and authorization to transfer from the BSF to the GRF amounts necessary to ensure an ending GRF fund balance of $188.2 million. The State ended Fiscal Year 2001 with a GRF fund balance of $219.414 million making that transfer unnecessary.

     2002-03. In the 2002-2003 biennium, ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years 2002-03, primarily as a result of continuing economic conditions, with budgetary pressures during this period were primarily due to continuing lower than anticipated levels of receipts from certain major revenue sources.

     Consideration came in four general time frames – the June 2001 biennial appropriation act, late fall/early winter 2001, late spring and summer 2002, and late winter/spring 2003. Significant remedial steps included authorization to draw down and use the entire BSF balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.

     The biennial GRF appropriations act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major State taxes. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations. That original appropriations act also provided for transfers to the GRF of $160 million from the BSF and $100 million from the Family Services Stabilization Fund aimed at achieving Fiscal Year and biennium ending positive GRF. fund balances, based on then current estimates and projections.

     The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October 2001 OBM lowered its GRF revenue estimates and projected GRF revenue shortfalls of $709 million for Fiscal Year 2002 and $763 million for Fiscal Year 2003. Executive and legislative actions were taken based on those new estimates, including:

Spending reductions and limits on hiring and major purchases. Governor-ordered spending reductions were at the annual rate of 6% for most State agencies, with lesser reductions for correctional and other institutional agencies, and with exemptions for primary and secondary education and the adjutant general.

December 2001 legislation, the more significant aspects of which included authorizing the additional transfer of up to $248 million from the BSF to the GRF during the current biennium, thereby reducing the estimated BSF balance to $607 million; reallocating to the GRF a $260 million portion of tobacco settlement receipts in Fiscal Years 2002 and 2003; and authorizing Ohio’s participation in a multi-state lottery game, estimated to generate approximately $40 million annually beginning in Fiscal Year 2003.

     Continuing weak economic conditions and lower than anticipated personal income and corporate franchise tax receipts then led OBM in the spring of 2002 to project a higher estimated GRF revenue shortfalls of approximately $763 million in Fiscal Year 2002 and $1.15 billion in Fiscal Year 2003. Further executive and legislative actions were taken in Fiscal Year 2002 to ensure a positive GRF fund balance for Fiscal Year 2002 and the biennium. In addition to further appropriations and other management steps, those actions included legislation providing for additional transfers to the GRF of the then remaining BSF balance ($607 million) as needed in Fiscal Years 2002 and 2003, and of $50.8 million of unclaimed funds; $50 million reduction of the Fiscal Year 2002 ending GRF balance to $100 million; increased cigarette tax by 31¢ per pack (to a total 55¢ a pack), estimated by OBM to produce approximately $283 million in Fiscal Year 2003; additional transfers to the GRF of $345 million from tobacco settlement money received in Fiscal Years 2002 and 2003 previously earmarked for construction of elementary and secondary school facilities and replacing the moneys for that purpose with authorized general obligation bonds; and extension of the State income tax to Ohio-based trusts and “decoupling” certain Ohio business taxes from Federal tax law economic stimulus changes affecting business equipment depreciation schedules to produce approximately $283 million in Fiscal Year 2003.

     Fiscal Year 2002 ended with positive GRF balances of $108.306 million (fund) and $619.217 million (cash) based on the remedial steps described above, including transfers of $289.6 million from tobacco settlement moneys and $534.3 million from the BSF (leaving a Fiscal Year 2002 BSF ending balance of $427.904 million, with that entire balance appropriated to GRF use if needed in Fiscal Year 2003).

     On July 1, 2002, the Governor issued an executive order directing a total of approximately $375 million in GRF spending cutbacks for Fiscal Year 2003 reflecting prior budget balancing discussions with the General Assembly. Excluded from those department and agency cutbacks ranging up to 15% were elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general. Also expressly excluded were appropriations for debt service including lease rental contracts and all State office building rent, and ad valorem property tax relief payments (made to local taxing entities).

     Based on continuing reduced revenue collections (particularly, personal income taxes and sales tax receipts for the holidays) and projected additional Medicaid spending, OBM in late January 2003 announced an additional GRF shortfall of $720 million. The Governor ordered immediate additional reductions in spending intending to generate an estimated $121.6 million of GRF savings through the end of the Fiscal Year (expressly excepted were appropriations for or relating to debt service on State obligations).

     The Governor also proposed and the General Assembly enacted by March 1, 2003, the following additional revenue enhancements, transfers and expenditure reductions for Fiscal Year 2003 to achieve a positive GRF fund balance at June 30, 2003 as then estimated by OBM: an additional 2.5% reduction in local government fund distributions to most subdivisions and local libraries, producing an estimated $30 million in savings; transfers to the GRF from unclaimed funds and various rotary funds; and a one-month acceleration in sales tax collections by vendors filing electronically, to produce $286 million.

     To offset the General Assembly’s enactment of legislation that did not include proposed additional taxes on cigarettes and liquor, beer and wine, the Governor on March 25 ordered additional reductions in GRF appropriations spending aggregating $142.5 million for the balance of Fiscal Year 2003. Included were reductions (generally at an annualized rate of 2.5%) of $90.6 million in State foundation and parity aid to school districts and an additional $9.3 million in Department of Education administration spending, $39.2 million in instructional support to higher education institutions, and other selected reductions totaling $3.4 million. The Governor also identified approximately $20 million in excess food stamp administration funds available to offset the need for further expenditure reductions. Expressly excepted from those reductions were appropriations for or relating to debt service on State obligations.

     Based on the Administration’s continuing monitoring of revenues, and as an anticipated step in the then ongoing 2004-05 biennial budget and appropriations process, OBM reported revised revenue estimates to the General Assembly on June 11, 2003. Those estimates revised Fiscal Year 2003 revenues downward by an additional $200 million from OBM’s January 2003 adjusted baseline, based primarily on updated income and sales tax receipts through May 31. The Governor and OBM addressed this additional Fiscal Year 2003 revenue shortfall through additional expenditure controls and by drawing upon $193.030 million of Federal block grant aid made available to the State prior to June 30 under a Federal law effective on May 28, 2003.

     The State ended the 2002-03 biennium with a GRF fund and cash balances of $52.338 million and $396.539 million, respectively, and a balance in the BSF of $180.705 million.

     Additional appropriations actions during the 2002-03 biennium, affecting most subdivisions and local libraries in the State, relate to the various local government assistance funds. The original appropriations act capped the amount to be distributed in Fiscal Years 2002 and 2003 to essentially the equivalent monthly payment amounts in Fiscal Years 2000 and 2001. Subsequent legislation amended the level to the lesser of those prior Fiscal Year amounts or the amount that would have been distributed under the standard formula.

     2004-05. The GRF appropriations act for the Fiscal Year 2004-05 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor in June 2003. The Act provided for total GRF biennial revenues of approximately $48.95 billion and total GRF biennial expenditures of approximately $48.79 billion. That Act and the separate appropriations acts for the biennium included all necessary debt service and lease-rental payments related to State obligations.

     Among other expenditure controls: Medicaid cost containment measures including pharmacy cost management initiatives, limited expenditure growth for institutional services and implementation of managed care for higher-cost populations; continued phase-out of certain tangible personal property tax relief payments to local governments; the closing by consolidation of three institutional facilities during the biennium; adjustments in eligibility guidelines for subsidized child care from 185% to 150% of the Federal poverty level and freezing certain reimbursement rates; no compensation increases for most State employees in Fiscal Year 2004 and limited onetime increases in Fiscal Year 2005; and continued limitation on local government assistance fund distributions to most subdivisions and local libraries to the lesser of the equivalent monthly payments in Fiscal Year 2003 or the amount that would have been distributed under the standard formula.

     The GRF expenditure authorizations for the 2004-05 biennium also reflected revenue enhancement actions contained in the Act including:

  A one-cent increase in the State sales tax (to six percent) for the biennium (expiring June 30, 2005), projected to generate approximately $1.25 billion in each Fiscal Year.

  Expansion of the sales tax base to include dry-cleaning/laundry services, towing, personal care and other services, and satellite television, projected in the aggregate to produce approximately $69 million annually. (The inclusion of satellite television in the sales tax base, projected to produce approximately $21 million annually, is subject to an ongoing legal challenge.)

  Moving local telephone companies from the public utility tax base to the corporate franchise and sales tax, projected to produce approximately $29 million annually.

  Elimination of the sales tax exemption for WATS and 800 telecom services coupled with the enactment of a more limited exemption for call centers, projected to produce approximately $64 million annually.

  Adjustments in the corporate franchise tax through the adoption of the Uniform Division of Income for Tax Purposes Act (UDITPA) for apportionment of business income among states, and an increase in the corporate alternative minimum tax, projected in the aggregate to produce approximately $35 million annually.

     The Act also authorized and OBM on June 30, 2004 transferred $234.7 million of proceeds received from the national tobacco settlement into the GRF. In addition, the Act authorized the draw down during the biennium of Federal block grant and Medicaid assistance aid made available to the State under a Federal law effective May 28, 2003. OBM drew down $211.6 million and $316.8 million of those Federal monies in Fiscal Years 2004 and 2005, respectively.

     Based on regular monthly monitoring of revenues and expenditures, OBM in March 2004 announced revised GRF revenue projections for Fiscal Years 2004 and 2005 based primarily on reduced revenue collections from personal income taxes. In response to OBM reducing its GRF revenue projection by $247.1 million (1.02%) for Fiscal Year 2004 and by $372.7 million (1.48%) for Fiscal Year 2005, the Governor ordered Fiscal Year 2004 expenditure reductions of approximately $100 million. On July 1, the Governor ordered Fiscal Year 2005 expenditure cuts of approximately $118 million and a reduction of $50 million in State spending on Medicaid reflecting an increased Federal share of certain Medicaid services. Expressly excluded from those reductions are debt service and lease rental payments relating to State obligations, State basic aid to elementary and secondary education, instructional subsidies and scholarships for public higher education, in-home care for seniors and certain job creation programs. The balance of those revenue reductions were offset by GRF expenditure lapses and, for Fiscal Year 2005, elimination of an anticipated $100 million year-end transfer to the BSF while maintaining a one-half percent year-end GRF fund balance.

     The State ended Fiscal Year 2004 with a GRF fund balance of $157.509 million. Improving economic conditions had a positive effect on revenue in Fiscal Year 2005. With GRF revenue receipts modestly outperforming estimates for much of the Fiscal Year, OBM in June 2005 increased its GRF revenue estimates by $470.7 million. Final Fiscal Year 2005 GRF revenue came in $67.4 million above that revised estimate. With Fiscal Year 2005 spending close to original estimates, the State made the following Fiscal Year-end allocations and transfers: $60 million to address a prior-year liability in the Temporary Assistance to Needy Families program; $40 million to a new disaster services contingency fund; $50 million to the State’s share of the school facilities construction program; and $394.2 million to the BSF. After these and certain smaller transfers, the State ended Fiscal Year 2005 and the biennium with a GRF fund balance of $127.8 million and a BSF balance of $574.2 million.

     2006-07. Consistent with State law, the Governor’s Executive Budget for the 2006-07 biennium was released in February 2005 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the 2006-07 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2005. That Act provides for total GRF biennial revenue of approximately $51.5 billion (a 3.8% increase over the 2004-05 biennial revenue) and total GRF biennial appropriations of approximately $51.3 billion (a 5.0% increase over the 2004-05 biennial expenditures). Spending increases for major program categories over the 2004-05 actual expenditures are: 5.8% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 3.4% for higher education; 4.2% for elementary and secondary education; 5.5% for corrections and youth services; and 4.8% for mental health and mental retardation. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

     The GRF expenditure authorizations for the 2006-07 biennium reflect and are supported by a significant restructuring of major State taxes, including:

  A 21% reduction in State personal income tax rates phased in at 4.2% per year over the 2005 through 2009 tax years.

  Phased elimination of the State corporate franchise tax at a rate of approximately 20% per year over the 2006 through 2010 tax years (except for its continuing application to financial institutions and certain affiliates of insurance companies and financial institutions).

  Implementation of a new commercial activities tax (CAT) on gross receipts from doing business in Ohio that phased in over the 2006 through 2010 fiscal years. When fully phased in, the CAT will be levied at a rate of 0.26% on gross receipts in excess of $1,000,000. Litigation has been pending since 2006 challenging the permissibility of the inclusion in the CAT tax base of food sales for off-premise consumption, and litigation was filed in March 2008 challenging the application of the CAT to motor fuels. On September 2, 2008, an appeals court held that the CAT may not be applied to the wholesale sale of food and the retail sale of food for human consumption off premises. The State immediately announced its intention to appeal that decision to the Ohio Supreme Court, and the Court of Appeals decision has been stayed pending that appeal. When fully phased in, the CAT is projected to produce approximately $1.680 billion annually with $188 million of that annual amount expected from its application to those food sales and $139.1 million of that amount attributable to its application to motor fuels.

  A 5.5% State sales and use tax (decreased from the 6.0% rate for the 2004-05 biennium).

  An increase in the cigarette tax from $0.55 per pack (of 20 cigarettes) to $1.25 per pack.

     The then Governor signed into law on June 5, 2006 legislation enacted by the General Assembly imposing a limitation on most GRF appropriations commencing with the 2008-09 biennium. This statutory limitation initially uses Fiscal Year 2007 GRF appropriations as a baseline and then applies an annual growth factor of the greater of 3.5% or the sum of the inflation rates and rate of State population change. Every fourth fiscal year thereafter becomes a new base year. GRF appropriations for State debt service payments are expressly excepted from this statutory limitation. This legislation was enacted as an alternative to a proposed “tax and expenditure limitation” (TEL) amendment to the Ohio Constitution that was withdrawn from the November 2006 general election ballot.

     The State ended Fiscal Year 2006 with a GRF cash balance of $1.528 billion and a GRF fund balance of $1.025 billion. Of that ending GRF fund balance, the State carried forward $631.933 million to cover the variance of Fiscal Year 2007 GRF appropriations over estimated revenue, to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates, and to maintain 0.5% of Fiscal Year 2007 GRF revenue as an ending fund balance. The remaining $394.034 million was deposited into the BSF increasing its balance to $1.012 billion (which includes $40.045 million in receipts collected from a broad tax amnesty initiative and deposited in June 2006). The State ended Fiscal Year 2007 with a GRF cash balance of $1.432 billion and a GRF fund balance of $215.534 million.

     Current Biennium. Consistent with State law, the Governor’s Executive Budget for the 2008-2009 biennium was released in March 2007 and introduced in the General Assembly. After extended hearings and review, the GRF appropriations Act for the 2008-09 biennium was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2007. Reflecting the continued implementation of the restructuring of State taxes commenced in 2006-07, that Act was based upon then estimated total GRF biennial revenues of approximately $53.5 billion (a 3.9% increase over the 2006-07 biennial revenue) and total GRF biennial appropriations of approximately $52.4 billion (a 2.1% increase over the 2006-07 biennial expenditures). Spending increases for major program categories over the 2006-07 actual expenditures were: 2.2% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives); 13.2% for higher education; 5.25% for elementary and secondary education; 4.92% for corrections and youth services; and 4.7% for mental health and mental retardation. The Executive Budget and the GRF appropriations Act complied with the law discussed above for the 2006-07 biennium limiting appropriations for the 2008-09 biennium. The Executive Budget, the GRF appropriations Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.

     The original GRF expenditure authorizations for the 2008-09 biennium reflected and were supported by tax law changes contained in the Act, including:

  Restructuring nonresident tax exemption for Ohio motor vehicle purchases projected to produce approximately $54.0 million for the biennium.

  Restoring local government fund support by committing a set percent of all tax revenues deposited into the GRF. Local governments will receive 3.7% of total GRF tax revenues annually and local libraries will receive 2.22% of total GRF tax revenues annually.

  Eliminating the $300 per month cigarette and tobacco product importation exemption projected to produce approximately $25.0 million annually.

     The GRF appropriations Act also created the Buckeye Tobacco Settlement Financing Authority to securitize tobacco settlement receipts payable to the State under the November 1998 national tobacco settlement. On October 29, 2007, the Authority issued its $5.53 billion Tobacco Settlement Asset-Backed Bonds 2007 to fund capital expenditures for higher education ($938.0 million) and common school ($4.112 billion) purposes over three years in lieu of the State issuing GRF-backed general obligation bonds to fund those capital expenditures. The resulting debt service savings to the GRF is funding the expansion of the homestead exemption property tax relief program in the Act. The Act reprograms all prior General Assembly allocations of anticipated tobacco settlement receipts to enable the pledge of 100% of those receipts to the payment of debt service on the Authority’s obligations. The State had previously enacted legislation allocating its anticipated share of those receipts through Fiscal Year 2012 and making a partial allocation thereafter through Fiscal Year 2025. Except for Fiscal Years 2002 through 2004, none of the receipts were applied to existing operating programs of the State. (See above for a discussion of a portion of those receipts used to offset a portion of GRF revenue shortfalls in Fiscal Years 2002 through 2004). Under those previously enacted allocations, the largest amount was to be applied to elementary and secondary school capital expenditures, with other amounts allocated for smoking cessation and other health-related purposes, biomedical research and technology transfer, and assistance to the tobacco growing areas in the State.

     With the Ohio economy expected to be negatively affected by the national economic downturn, in January 2008 OBM reduced its original GRF revenue projections by $172.6 million for Fiscal Year 2008 and $385.1 million for Fiscal Year 2009. Based on those lower GRF revenue estimates and increased costs associated with rising Medicaid caseloads, OBM projected a budgetary shortfall for the current biennium of $733.0 million.

     Executive and legislative actions were taken based on the new OBM estimates, including:

  The Governor on January 31, 2008 issued an executive order directing expenditure reductions and spending controls totaling approximately $509.1 million for the biennium as well as limitations on major purchases, hiring and travel, which amount has since been reduced to $402.0 million based primarily on the transfers of unspent agency appropriations and the June 2008 action described below. Allocation of those reductions has been determined by the OBM Director in consultation with the affected agencies and departments, with annual expenditure reductions ranging up to 10%. An employee reduction plan was also announced aimed at reducing the State’s workforce by up to 2,700 through attrition, unfilled vacancies and an early retirement incentive program. Expressly excluded from the cutbacks are appropriations for or relating to debt service on State obligations, State higher education instructional support, foundation formula support for primary and secondary education, Medicaid entitlement programs, and ad valorem property tax relief payments.

  Transfer unspent agency appropriations totaling $120.2 million in Fiscal Year 2008 and $78.0 million in Fiscal Year 2009,

  Authorizing expansion of the State-run lottery system to include “keno” games currently projected to generate $65.0 million in Fiscal Year 2009.

     In June 2008, the General Assembly also passed legislation that provides for, among other things, transfers to the GRF (after a selective line-item veto) of up to $63.3 million from the BSF for State’s share of increased Medicaid costs, $55.0 million from rotary funds and $25.0 million in uncommitted interest earnings from proceeds of the State’s Tobacco Settlement Asset-Backed Bonds.

     The State ended Fiscal Year 2008 with a GRF cash balance of $1.682 billion and a GRF fund balance of $807.566 million. Of the ending GRF fund balance, the State maintained $133.313 million reflecting one-half of one percent of Fiscal Year 2008 GRF revenues as the required ending fund balance and carried forward $674.253 million to cover the expected and planned for variance of Fiscal Year 2009 GRF appropriations over estimated revenue. The BSF balance at the end of Fiscal Year 2008 was $1.012 billion (subject to currently authorized transfers of up to $263.333 million as described herein).

     In March 2008, in response to the national economic downturn, the Governor proposed a $1.7 billion economic stimulus plan to stimulate the Ohio economy through investments in logistics and distribution, bioproducts and bio-medical research, advanced and renewable energy, local government infrastructure, conservation projects and brownfield revitalization projects. These investments were to be funded primarily through new GRF bond-backed capital appropriations. After extensive hearings and review, the General Assembly in June passed a $1.57 billion economic stimulus package that mirrored the purposes proposed by the Governor and added funding for higher education workforce programs and expanded the State’s historic preservation tax credits. That legislation reconfigured the sources of funding for the stimulus plan to include in addition to GRF-backed bonds, $230.0 million of cash from the Ohio Tobacco Prevention Foundation (this transfer is subject to a pending legal challenge), $370.0 million in GRF operating appropriations to be made over the next five fiscal years, and $184.0 million in bonds backed by net profit from the State’s liquor enterprise, and directs the OBM Director to transfer $200.0 million from the BSF for funding of certain local government infrastructure road and bridge projects. The Governor line item-vetoed the July 1, 2008 deadline by which the OBM Director must make that BSF transfer, emphasizing GRF budget stabilization as the proper first priority for utilization of BSF moneys and allowing time to explore other funding options for this local government infrastructure portion of the economic stimulus plan. While it is not possible at this time to determine the extent to which this BSF transfer will be needed, the available balance in the BSF would be reduced to $748.9 million should this transfer occur in addition to the above $63.3 million BSF transfer for increased Medicaid costs.

     With the Ohio economy continuing to be negatively affected by the national economic downturn, OBM on September 10, 2008 announced a $540.0 million further reduction in its GRF revenue projections for Fiscal Year 2009 and a projected Fiscal Year budgetary shortfall of the same amount. Executive actions announced to offset the projected shortfall include:

  Use of additional planned Fiscal Year-end lapses and GRF carry forward totaling $126.4 million.

  Use of balances in various non-GRF “rotary funds” totaling $112.0 million.

  Transfer to the GRF an additional $40.0 million of interest earnings on the proceeds of the tobacco securitization referred to above.

  As authorized by June 2008 legislation referred to above, a transfer to the GRF (subject to Controlling Board approval) of $63.3 million to pay for previously authorized Medicaid cost expenditures.

     The $198.3 million balance is being offset by a 4.75% reduction in most agency appropriations, which does not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services and selected others.

     On December 1, 2008, OBM announced a further $640.4 million reduction in GRF revenue projections for Fiscal Year 2009 expected to result in a projected Fiscal Year budgetary shortfall of the same amount. Executive actions announced to offset much of that projected shortfall include:

  Reducing total GRF Medicaid spending by $311.1 million by using cash from non-GRF Medicaid accounts and the corresponding Federal share previously planned for use in Fiscal Year 2010.

  Reducing total Medicaid program spending by $21.3 million by enhanced focus on use of other third party liability sources and other program savings exceeding original estimates.

  Reducing other GRF expenditures by $180.5 million through a further 5.75% reduction in most agency appropriations, which will not apply to appropriations for debt service or tax relief, Medicaid and disability financial assistance, Department of Education aid to local school districts, the Departments of Rehabilitation and Corrections and Youth Services and selected others. These reductions are in addition to the approximately $1.27 billion of 2008-2009 biennium budget adjustments already undertaken.

     The remaining $131.9 million of the shortfall is expected to be offset by additional Federal Medical Assistance Payments (FMAP) to be received under Federal stimulus legislation previously introduced in the 110th Congress and currently expected to be reintroduced in the 111th Congress, that would increase Federal Medicaid match to the GRF by that amount (after taking into account loss of Federal match from the two Medicaid related actions outlined above). OBM is developing further alternatives to accomplish this needed remaining offset if this Federal stimulus legislation is not approved by the Congress and these FMAP payments are not received as currently expected.

     Based on these actions and Congress’ expected approval of the FMAP payment (or implementation of the further offsets) referred to above, OBM is projecting a positive GRF fund balance at June 30, 2009. As discussed above, the State is effectively precluded by its Constitution from ending a Fiscal Year or a biennium in a “deficit” position. The Governor and OBM will continue to closely monitor revenues and expenditures, take needed executive actions and work with the General Assembly to ensure a positive GRF ending fund balance.

     OBM prepares a financial report summarizing its analyses at the end of each month. The most recent Monthly Financial Reports are accessible via OBM’s home page on the Internet at http://www.obm.ohio.gov/finrep, and copies are available upon request to OBM.

     Because GRF cash receipts and disbursements do not precisely coincide, temporary GRF cash flow deficiencies may occur in some months, particularly the middle months, of a Fiscal Year. Statutory provisions provide for effective management by permitting the adjustment of payment schedules (as was done during some prior Fiscal Years) and the use of a “Total Operating Fund” (“TOF”). The State has not and does not do external revenue anticipation borrowing.

     The TOF includes the total consolidated cash balances, revenues, disbursements and transfers of the GRF and several other specified funds (including the BSF). The TOF cash balances are consolidated only for the purpose of meeting cash flow requirements, and, except for the GRF, a positive cash balance must be maintained for each discrete fund included in the TOF. The GRF is permitted to incur a temporary cash deficiency by drawing upon the available consolidated cash balance in the TOF. The amount of that permitted GRF cash deficiency at any time is limited to 10% of GRF revenues for the then preceding Fiscal Year.

     The State has planned for and encountered some monthly GRF cash flow deficiencies in all recent Fiscal Years. For example, GRF cash flow deficiencies have ranged from occurring in 11 months in Fiscal Years 2003 and 2004 to four months in Fiscal Years 1995, 1997 and 2000. In recent fiscal years, the highest GRF end-of-month cash flow deficiencies were $1.660 billion in Fiscal Year 2005, $1.677 billion in Fiscal Year 2006, and $601.237 million in Fiscal Year 2007. GRF cash flow deficiencies have been and are expected by OBM to remain within the TOF limitations discussed above.

     The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state.”

     By 18 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation (GO) debt and the pledge of taxes or excises to its payment. All related to the financing of capital facilities, except for three that funded bonuses for veterans and one that funded coal technology research and development. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, and site development.

     State special obligation debt, the owners or holders of which are not given the right to have excises or taxes levied by the General Assembly to pay principal and interest, is authorized for specified purposes by Section 2i of Article VIII of the Constitution. Debt service payments are subject to biennial appropriations by the General Assembly pursuant to leases or agreements entered into by the State.

     As of January 2009, the maximum annual debt service on all obligations payable from the GRF is $1.138 billion in Fiscal Year 2009.

     Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes. The maximum annual debt service on such obligations payable from such receipts is $214.355 million in Fiscal Year 2009.

     In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by entering into agreements that call for payments to be made from Federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly (so called “Federal Grant Anticipation Revenue Vehicle (GARVEE) Bonds “). The highest annual State payment under those agreements in any current or future Fiscal Year is $157.4 million in Fiscal Year 2009. In the event of any insufficiency in those anticipated Federal allocations to make payments on State bonds, the payments are to be made from any lawfully available Federal moneys appropriated to ODOT for the purpose.

     The Ohio Building Authority (OBA) issues special obligations for facilities to house branches and agencies of State government and their functions, including: State office buildings and facilities for the Department of Administrative Services and others (DAS), the Department of Transportation (ODOT) and the Department of Public Safety (DPS); juvenile detention facilities for the Department of Youth Services (DYS); Department of Rehabilitation and Correction (DRC) prisons and correctional facilities including certain local and community based facilities; office buildings for the Bureau of Workers’ Compensation (BWC) and Department of Natural Resources (DNR); and school district technology and security facilities. The Treasurer also issues obligations for mental health, parks and recreation, and cultural facilities purposes and to refund certain bonds previously issued for higher education purposes, and has previously issued obligations for elementary and secondary school facilities. Debt service on obligations issued under Section 2i of Article VIII is paid from GRF appropriations, with the exception of debt issued for ODOT and DPS facilities (paid from highway user receipts) and for BWC facilities (paid from the BWC Administrative Cost Fund).

     A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from liquor sales. The General Assembly has authorized the issuance of these obligations with a general maximum of $630 million to be outstanding at any one time, of which not more than $84 million may be issued for eligible advanced energy projects and not more than $100 million may be issued for eligible logistics and distribution projects. The aggregate amount from the liquor profits to be used in any Fiscal Year in connection with these bonds may not exceed $63 million. The total of unpaid guaranteed loan amounts and unpaid principal of direct loans may not exceed $800 million. Pursuant to a 2000 constitutional amendment, the State has issued $150 million of bonds for revitalization purposes that are also payable from State liquor profits. The maximum annual debt service on all State bonds payable from State liquor profits is $45.32 million in Fiscal Year 2009.

     State agencies also have participated in office building and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years. Certificates of Participation (COPs) have been issued that represent fractionalized interests in or are payable from the State’s anticipated payments. The maximum annual payment under those agreements from GRF appropriations is $25.371 million in Fiscal Year 2017 and the total GRF-supported principal amount outstanding is $203.075 million. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The OBM Director’s approval of such agreements is required, particularly if COPs are to be publicly-offered in connection with those agreements.

     Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute “debt” under the constitutional provisions described above. The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

     As part of its debt management, the State has entered into interest rate swap agreements in connection with seven variable rate bond issues, six in a weekly interest rate period and one in a term interest rate period --swapping to a synthetic fixed rate in connection with each of the seven issues in a weekly rate period, and swapping to a synthetic variable rate in connection with the issue in a term rate period. The State has entered into three swaps in connection with one series of its general obligation bonds for common schools – swapping to a synthetic variable rate through the expiration of the initial term rate period and entering into a forward starting synthetic fixed rate swap from that expiration date through the final maturity of those bonds. The State has also entered into one synthetic variable rate swap in connection with $10.490 million outstanding principal amount of general obligation infrastructure fixed rate bonds issued in 2003 with a final maturity of February 1, 2010. For all its swap agreements, the State has established minimum uncollateralized counterparty rating thresholds of AA-/Aa3. Under each of these agreements, the counterparty is required to progressively post collateral securing the State’s position if the counterparty’s credit ratings fall below these minimum thresholds.

     The State currently has $708.420 million in outstanding general obligation variable rate debt. Liquidity is provided by the State and it is not anticipated that a liquidity facility will be provided by any other party.

     A 1999 constitutional amendment provides an annual debt service “cap” applicable to future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, and except for the additional $650 million of general obligation debt approved by the voters in November 2005 for research and development and the development of sites for industry, commerce, distribution and research development, new bonds may not be issued if future Fiscal Year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the Fiscal Year of issuance. Those direct obligations of the State include, for example, special obligation bonds that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts. Pursuant to the amendment and implementing legislation, the Governor has designated the OBM Director as the State official to make the 5% determinations and certifications. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General Assembly and may be changed by future constitutional amendments.

     The General Assembly has appropriated sufficient moneys to meet all payments related to the debt service requirements on all of the State’s obligations described above for the current biennium (ending June 30, 2009).

     The State’s Constitution directs or restricts the use of certain revenues. Highway fees and excise taxes, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50% of the receipts from State income and estate and inheritance taxes must be returned to the originating political subdivisions and school districts. State lottery profits are allocated to elementary, secondary, vocational and special education program purposes, including application to debt service on obligations issued to finance capital facilities for a system of common schools.

     Under the current financial structure, Ohio’s 613 public school districts and 49 joint vocational school districts receive a major portion (but less than 50%) of their operating moneys from State subsidy programs (the primary portion of which is known as the “Foundation Program”) distributed in accordance with statutory formulae that take into account both local needs and local taxing capacity. The Foundation Program amounts have steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

     School districts also rely heavily upon receipts from locally voted taxes. In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise result from increased assessed valuations, some school districts have experienced varying degrees of difficulty in meeting mandated and discretionary increased costs. Local electorates have largely determined the total moneys available for their schools. Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements.

     The State’s present school subsidy formulas are structured to encourage both program quality and local taxing effort. Until the late 1970’s, although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property tax levies, adjustments in program offerings, or other measures. For more than 20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which in any case are prohibited by current law.

     To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates (and effective July 1, 2005, municipal income taxes that may be shared with school districts). Many districts have submitted the question, and income taxes are currently approved in 145 districts.

     Litigation was commenced in Ohio courts in 1991 questioning the constitutionality of Ohio’s system of school funding and compliance with the constitutional requirement that the State provide a “thorough and efficient system of common schools.” On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the State did not comply with that requirement, even after again noting and crediting significant State steps in recent years.

     In its prior decisions, the Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

     With particular respect to funding sources, the Court concluded in 1997 and 2000 decisions that property taxes no longer may be the primary means of school funding in Ohio.

     On March 4, 2003, the plaintiffs’ filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the State petitioned the Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Supreme Court for guidance as to the proper course to follow. On May 16, 2003, the Supreme Court granted that writ and ordered the dismissal of the motion before the trial court. On October 20, 2003 the United States Supreme Court declined to accept the plaintiffs’ subsequent petition requesting further review of the case.

     The General Assembly has taken several steps, including significantly increasing State funding for public schools, as discussed below. In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of general obligation debt for school buildings and for higher education facilities. December 2000 legislation addressed certain mandated programs and reserves, characterized the plaintiffs and the Court as “unfunded mandates”.

     Appropriations for school funding in other recent bienniums were: $16.4 billion in the 2006-07 biennium (4.5% increase), $15.7 billion in the 2004-05 biennium (3.3% increase), $15.2 billion in the 2002-03 biennium (17% increase), $13.3 billion in the 2000-01 biennium (15% increase), $11.6 billion in the 1998-99 biennium (18.3% increase), and $10.1 billion in the 1996-97 biennium (13.6% increase). Those total State appropriations exclude non-GRF and Federal appropriations, but include appropriations from the GRF and the lottery profits education fund (LPEF). Those lottery profits totaled $648.106 million in Fiscal Year 2004, $645.137 million in Fiscal Year 2005, $646.276 million in Fiscal Year 2006 (which excludes $5.820 million transferred to the Deferred Prize Fund), and $669.327 million in Fiscal Year 2007. Ohio participation in the multi-state lottery commenced on May, 2002. A constitutional provision requires that net lottery profits be paid into the LPEF to be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on general obligation bonds to finance common school facilities. State appropriations for the purpose made for the 2008-09 biennium are $17.2 billion (4.9% over the previous biennium), representing an increase of 1.7% in Fiscal Year 2008 over 2007 and 3.8% in Fiscal Year 2009 over 2008.

     In response to the 1997 Ohio Supreme Court decision holding certain provisions for local school district borrowing unconstitutional, the General Assembly created the school district solvency assistance program. Beginning in Fiscal Year 1999, local school districts in fiscal emergency status as certified by the Auditor of State could apply for an advancement of future year Foundation Program distributions. The amount advanced was then deducted, interest free, from the district’s foundation payments over the following two-year period. Six school districts received a total of approximately $12.1 million in solvency assistance advancements during Fiscal Year 1999, with another six districts receiving a total of approximately $8.657 million in Fiscal Year 2000. This solvency assistance program was held to be not in compliance with the Constitution by the Supreme Court and as a result was restructured in Fiscal Year 2001, including a modification to allow districts that experience an unforeseen catastrophic event to apply for a grant. In Fiscal Year 2006, one district received a solvency advance in the amount of $41 million, while two districts received solvency advances totaling $16.937 million in Fiscal Year 2007 and one district received a solvency advance in the amount of $10.380 million in Fiscal Year 2008. No districts received grants as a result of catastrophic events from Fiscal Year 2006 to Fiscal Year 2008.

     Federal courts have ruled that the State shared joint liability with the local school districts for segregation in public schools in Cincinnati, Cleveland, Columbus, Dayton and Lorain. Subsequent trial court orders directed that remedial costs be shared by the State and the respective local districts. For that purpose, recent appropriations, decreasing in each biennium, were $100.800 million in 1998-99, $23.7 million in 2000-01, and $1.0 million in 2002-03. All cases were settled prior to the end of Fiscal Year 2003 and there is no further State liability.

     Constitutional amendments relating to taxation, revenues, expenditures, debt or other subjects may be proposed by action of three-fifths of the members elected to each house of the General Assembly or by initiative petition signed by electors numbering at least 10% of the total number of votes last cast for the office of governor. Adoption of a proposed amendment requires approval by a majority of electors voting on it at a statewide election.

     The State’s Constitution expressly provides that the State General Assembly has no power to pass laws impairing the obligations of contracts.

     At the present time, the State does not levy any ad valorem taxes on real or tangible personal property. Local taxing districts and political subdivisions currently levy such taxes. The State’s Constitution limits the amount of the aggregate levy of ad valorem property taxes, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy, without a vote or charter provision, to 10 mills per $1 of assessed valuation -- commonly referred to in the context of Ohio local government finance as the “ten-mill limitation.”

     Although manufacturing (including auto-related manufacturing) remains an integral part of the State’s economy, the greatest growth in Ohio employment in recent years has been in the non-manufacturing sectors. In 2005, Ohio’s economic output as measured by its gross state product (GSP) totaled $442 billion, 3.6% of the national GSP and seventh largest among the states. The State ranks third within the manufacturing sector as a whole ($85 billion) and third in durable goods ($57 billion). As a percent of Ohio’s 2005 GSP, manufacturing was responsible for 19.3%, with 26.4% attributable to the goods-producing sectors and 32.5% to business services sectors, including finance, insurance and real estate. Ohio is the seventh largest exporting state, with 2005 merchandise exports totaling $34.8 billion. The State’s leading export products are machinery (including electrical machinery) and motor vehicles, which together accounted for approximately 57% of that total. In addition, with 14.2 million acres (of a total land area of 26.4 acres) in farmland and an estimated 75,700 individual farms, agriculture combined with related agricultural sectors is an important segment of Ohio’s economy. Ohio’s 2007 crop production value of $4.4 billion represented 3.0% of the U.S. total value. Ohio ranks in the top six states in the production of chicken and layer inventory, eggs, swiss cheese, and tomatoes. In 2007, Ohio’s agricultural sector output totaled $8.4 billion with agricultural export shares (primarily soybeans, feed grains and wheat, and their related products) estimated at a value of $2.2 billion.

     The availability of natural resources, such as water and energy, is of vital nationwide concern. Ohio has large quantities of these important natural resources. With Lake Eerie and the Ohio River on its borders, and many lakes and streams throughout the State, water is readily available for all uses. Additionally, Ohio has sizable coal resources, ranking seventh among the states in coal reserves and fourteenth in coal production in 2007.

     Payroll employment in Ohio, in the diversifying employment base, since 2000, has increased in 2001, decreased in 2002 and 2003, increased in 2004 through 2006, and `decreased in 2007. Growth in recent years has been concentrated among nonmanufacturing industries, with manufacturing employment tapering off since its 1969 peak. The “nonmanufacturing” sector now employs approximately 86% of all nonagricultural payroll workers in Ohio. The average unemployment rate in Ohio has lately been higher than the national rate. For example, Ohio was 7.3%, compared to the national rate of 6.7% (seasonally adjusted) for November 2008.

     As of the date of this Statement of Additional Information, the State’s general obligation bonds are rated Aa1, AA+ and AA+ by Moody’s, Standard & Poor’s and Fitch, respectively, although in February 2008, Moody’s dropped the State’s future credit outlook to “negative” while affirming its rating of Aa1, and in December 2008, Fitch dropped the State’s future credit outlook to “negative” while affirming its rating of AA+.

     Special Considerations Regarding Investment in Pennsylvania State-Specific Obligations. The Pennsylvania Municipal Money Market Portfolio (the “Fund”) will invest most of its net assets in securities issued by or on behalf of the State of Pennsylvania, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions, the interest from which is exempt from Pennsylvania personal income taxes (“Pennsylvania State-Specific Obligations”). The concentration of investments in Pennsylvania State-Specific Obligations by the Pennsylvania Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of the Pennsylvania Municipal Money Market Portfolio and its portfolio securities. This section briefly describes current economic trends in Pennsylvania, and constitutes only a brief summary of some of the many complex factors that may have an effect on the Pennsylvania economy. The information set forth below is largely derived from official statements prepared in connection with debt offerings relating to Commonwealth of Pennsylvania General Obligation Bonds that are generally available to investors. No independent verification has been made of the following information.

     Many factors affect the financial condition of the Commonwealth of Pennsylvania (sometimes referred to herein as the “Commonwealth”) and its political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. Pennsylvania and certain of its counties, cities and school districts and public bodies have from time to time in the past encountered financial difficulties which have adversely affected their respective credit standings. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Pennsylvania Municipal Money Market Portfolio.

     Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing or laws with respect to tax-exempt financing.

     The Commonwealth utilizes the fund method of accounting. Over 150 funds have been established and currently exist for the purpose of recording the receipt and disbursement of moneys received by the Commonwealth. The General Fund, the Commonwealth’s largest operating fund, receives all tax revenues, non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. Tax revenues constitute approximately 97.7 percent of Commonwealth revenues in the General Fund. The major tax sources for the General Fund of the Commonwealth are the personal income tax, the sales tax, the corporate net income tax, and the capital stock and franchise tax. Together these four taxes produce over 81 percent of General Fund tax revenues.

     The majority of the Commonwealth’s operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. Legislation enacted with the adoption of the fiscal year 2003 budget established a Budget Stabilization Reserve Fund. Beginning in fiscal year 2003, 25 percent of any fiscal year-end surplus is to be deposited into the Budget Stabilization Reserve Fund. When the Budget Stabilization Reserve Fund balance reaches or exceeds a level equal to 6 percent of General Fund revenues, the proportion of the General Fund’s fiscal year-end balance to be transferred to the Budget Stabilization Reserve Fund is lowered from 25 percent to 10 percent. The General Assembly may appropriate additional amounts to this fund at any time.

     At present, the Commonwealth maintains a balance of approximately $743.6 million in the Budget Stabilization Reserve Fund. Further, as of October 2008, the Commonwealth maintains balances in various funds and accounts, including the Budget Stabilization Reserve Fund, totaling approximately 8.5 percent of the Commonwealth’s annual operating costs. These additional funds may become available through either executive or legislative action to address unforeseen budgetary stresses that could occur. Balances in the Budget Stabilization Reserve Fund are to be used only when emergencies involving the health, safety or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process. Funds in the Budget Stabilization Reserve Fund may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly. Any funds appropriated from the Budget Stabilization Reserve Fund that are unspent are returned to the Budget Stabilization Reserve Fund.

Recent Developments

     On July 4, 2008, the Commonwealth’s fiscal year 2009 budget was enacted by the General Assembly and was signed into law by the Governor. The fiscal year 2009 budget includes a projected rise in Commonwealth revenues, prior to reserves for tax refunds, of 3.1 percent over fiscal year 2008 receipts. The rate of growth projected was based upon a projections that the national and state economies would avoid a prolonged economic slowdown and that economic growth would rebound in the second half of fiscal year 2009. The enacted fiscal year 2009 budget provides for an increase in appropriations of 3.98 percent over the fiscal year 2008 enacted budget and supplemental appropriations. The difference between the enacted appropriations and available revenues is funded through the utilization of the remaining unappropriated surplus from fiscal year 2008.

     On December 9, 2008, Governor Rendell and Budget Secretary Soderberg presented a mid-year briefing with respect to the enacted fiscal year 2009 budget. The presentation noted the effect of the national and state economic downturn. Unemployment rates have risen and the Commonwealth has experienced revenue shortfalls. The Pennsylvania unemployment rate as of October 2008 was 5.9 percent and the national unemployment rate for the same period was 6.5 percent. In the first five months of the 2009 fiscal year, General Fund revenue collections were $657.9 million lower than estimated (down 6.8 percent). The presentation noted that in October 2008, General Fund revenues were $283 million below estimate, more than half of which was the result of realized investment losses (the presentation notes that working with the State Treasurer, realized investment losses were mitigated to $10 million). As a result of the revenue shortfalls, Governor Rendell has put $464 million of General Funds into budgetary reserve. The presentation noted that if independent agencies meet the Governor’s request to cut their spending by 4.25 percent, General Fund spending will be reduced by $500 million. In addition, the Governor adopted various administrative actions to reduce spending including implementing a general hiring freeze, eliminating out-of state travel, banning the purchase of new vehicles and banning cabinet and non-union employees’ salaries.

     The presentation projected a fiscal 2009 revenue shortfall of $1.6 billion and a deficit fiscal 2009 ending General Fund balance of $1.592 billion. The Governor and Budget Secretary proposed to balance the fiscal 2009 budget through various measures including (i) the budgetary freezes implemented in October and December 2009 ($464 million), (ii) reductions from independent agencies ($36 million), (iii) appropriation lapses ($101 million), (iv) transfers from the Rainy Day Fund ($375 million – one-half its balance), (v) transfers to the General Fund of amounts the Commonwealth is projected to receive for natural gas drilling on state-owned lands ($174 million), and (vi) Federal fiscal relief ($450 million).

     In a subsequent press release on January 5, 2009, Acting Revenue Secretary Stetler reported that Pennsylvania collected $2.1 billion in General Fund Revenues in December 2008, $156 million, or 6.9 percent less than anticipated. Fiscal year-to-date General Fund collections total $11.2 billion, which is $814.5 million, or 6.8 percent, below estimate.

     Since the December 9, 2008 mid-year briefing, the economic climate in the Commonwealth has worsened. In a news conference on January 22, 2009, the Governor said that the state is now facing a $2.3 billion gap in the fiscal 2009 budget, which is $700 million higher than the deficit that was projected at the time of the mid-year briefing. The Governor proposed to make up for the additional $700 million shortfall in several ways, including tapping anticipated federal stimulus aid to the states. The Governor said that he would not propose any increases in the state’s sales or personal income taxes, although spending cuts are planned and governmental layoffs are likely. He is also asking the Pennsylvania House and Senate caucuses to turn over some portion of the surpluses they have in their legislative accounts.

     The Governor is scheduled to deliver his fiscal 2010 budget proposal in early February 2009.

Recent Financial Results

     During the five-year period from fiscal year 2003 through fiscal year 2007, total revenues and other sources increased by an average of 5.2 percent annually. Tax revenues during this same period increased by an annual average of 7.4 percent with a portion of the average annual growth rate attributable to various tax rate and base changes enacted over the same period. During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds have continued to become a larger portion of income to the General Fund. Expenditures and other uses during the fiscal years 2003 through 2007 rose at an average annual rate of 4.5 percent. The fund balance at June 30, 2007 totaled $3,370.9 million, an increase of $101.4 million from the balance at June 30, 2006. The fiscal year 2007 year-end unreserved-undesignated portion of the fund balance was $368.7 million, $421.2 million below the amount recorded for fiscal year 2006 at years end.

Fiscal Year 2006.

     During fiscal year 2006, revenues of the Commonwealth exceeded the certified estimate by $864.6 million or nearly 3.5 percent. Commonwealth General Fund revenues for the fiscal year totaled $25,854.1 million. Total fiscal year 2006 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $25,700.9 million. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $25,380.3 million. As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25 percent transfer to the Budget Stabilization Reserve Fund, increased to $685.4 million, including the beginning balance from the prior year of operations. Accordingly, 25 percent of this preliminary balance or $171.4 million was transferred to the Budget Stabilization Reserve Fund. The final fiscal year 2006 unappropriated surplus balance was $514.1 million as of June 30, 2006. Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 5.3 percent. Fiscal year 2006 revenues (all sources) totaled $25,700.9 million, an increase of $1,295.3 million over fiscal year 2005.

     In July 2005, the General Assembly approved and the Governor signed into law Act 45 of 2005, which authorized the issuance of up to $625 million in debt of the Commonwealth to support programs commonly referred to as “Growing Greener II.” The enactment of Act 45 implements the Governor’s major environmental initiative in the fiscal year 2006 budget. The Growing Greener II program will provide bond funding for the maintenance and protection of the environment, open space and farmland preservation, watershed protection, abandoned mine reclamation, acid mine drainage remediation and other environmental initiatives. Additionally, Act 45 of 2005 authorizes the Governor to direct up to $60 million in existing Growing Greener fees, that are otherwise directed into the Commonwealth’s Environmental Stewardship Fund, to support General Fund debt service for the authorized Growing Greener II bond issuances.

     Fiscal year 2006 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $24,664.6, an increase of 7.4 percent from fiscal year 2005 expenditures. A total of $181.8 million in appropriations were lapsed in fiscal year 2006, and the fiscal year 2006 budget continued to utilize an enhanced level of intergovernmental transfers for a portion of medical assistance costs. In addition, approximately $145.9 million in additional funds were appropriated in fiscal year 2006 to fund expenditures normally funded from Commonwealth revenues, a decrease from $399 million in fiscal year 2005.

     For GAAP purposes, the General Fund reported a fund balance of $2,969.5 million, an increase of $100.4 million from the reported $2,869.1 million fund balance at June 30, 2005. On a net basis, total assets increased by $537.1 million to $10,400.2 million. Liabilities increased by $436.8 million to $7,430.7 million largely because of an increase in unearned revenue ($348 million) and an increase in accounts payable ($235 million).

Fiscal Year 2007

     Continued weakness in the housing sector and escalating oil prices were two of the main factors that resulted in slower growth of the national economy during fiscal year 2007. Growth in real gross domestic product (GDP) finished at 2.5 percent for the fiscal year ended June 30, 2007, down from 3.4 percent for the prior fiscal year. Corporate profits, growth in wages and salaries and consumer expenditures were all lower during fiscal year 2007 than in the prior fiscal year. Economic growth proved erratic, at just 0.4% in the first quarter of 2007 before rebounding to reach 4.0% in the second quarter of 2007. Job growth continued during the fiscal year and the unemployment rate continued to drop throughout the fiscal year. Overall, these somewhat conflicting national economic conditions still positively impacted state revenue growth, as revenues exceeded the budget estimate.

Additional revenues were used, in part, to replenish portions of reserve funds and to support an increased demand for governmental goods and services, particularly in the area of health care costs.

     General Fund revenues of the Commonwealth exceeded the certified estimate by $649.6 million or 2.4 percent during fiscal year 2007. Final Commonwealth General Fund revenues for the fiscal year totaled $27,449.1 million. Total fiscal year 2007 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $27,193.7 million. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27,007.9 million. As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25 percent transfer to the Budget Stabilization Reserve Fund, increased to $707.9 million, including the beginning balance from the prior year of operations. Accordingly, 25 percent of this preliminary balance or $176.9 million was transferred to the Budget Stabilization Reserve Fund. The final fiscal year 2007 unappropriated surplus balance was $530.9 million as of June 30, 2007. Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 5.8 percent. Fiscal year 2007 revenues (all sources) totaled $27,193.7 million, an increase of $1,492.8 million over fiscal year 2006.

     Fiscal year 2007 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $26,298.1 million, an increase of 6.6 percent from fiscal year 2006 expenditures. A total of $105.4 million in appropriations were lapsed in fiscal year 2007, and the fiscal year 2007 budget contained a slightly reduced level of intergovernmental transfers which were utilized to cover a portion of medical assistance costs. Intergovernmental transfers replaced $536.7 million of General Fund medical assistance costs in fiscal year 2007, compared to $735.7 million in fiscal year 2006, a decrease of 27 percent. In addition, approximately $257.7 million in additional funds were appropriated in fiscal year 2007 to fund expenditures normally funded from Commonwealth revenues, an increase from $145.9 million in fiscal year 2006.

     For GAAP purposes, the General Fund reported a fund balance of $3,370.9 million, an increase of $401.4 million from the reported $2,969.5 million fund balance at June 30, 2006. On a net basis, total assets increased by $761.3 million to $11,161.5 million. Liabilities increased by $359.9 million to $7,790.6 million largely because of an increase in unearned revenue ($117.2 million) and an increase in accounts payable ($194.1 million). The overall increase in fund balance, $401 million during the fiscal year, was $300 million more than the prior fiscal year increase in fund balance of $101 million.

Fiscal Year 2008

     The national economic slowdown and a recession in the housing sector adversely impacted growth in the Commonwealth during fiscal year 2008. Declining home sales and home values, a contraction in available credit from woes in the financial markets, slightly higher unemployment and lower personal consumption resulted in less growth in fiscal year 2008 revenues than had been projected in the February 2008. Commonwealth revenues still exceeded the certified estimate for fiscal year 2008 by $167.5 million or 0.6 percent. Preliminary estimates from February 2008 projected a revenue surplus of $427 million during fiscal year 2008. Lower than projected revenues from corporate and personal income taxes were responsible for the lower than projected growth.

     Final Commonwealth General Fund revenues for the fiscal year totaled $27,928.2 million. Total fiscal year 2008 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources totaled $27,502.9 million. Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, were $27,450.9 million. As a result of Commonwealth financial operations during fiscal year 2008, the preliminary unappropriated surplus balance, prior to the statutorily required transfer to the Budget Stabilization Reserve Fund, totaled $582.9 million. In response to lower-than-projected growth in Commonwealth revenues, the General Assembly approved and the Governor signed into law, a one-year suspension of the 25 percent transfer of a portion of the unappropriated surplus balance to the Budget Stabilization Reserve Fund for fiscal year 2008.

     Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 1.3 percent. Fiscal year 2008 revenues (all sources) totaled $27,502.9 million, an increase of $309.2 million over fiscal year 2007. Intergovernmental transfer proceeds decreased $54.5 million, primarily due to the continued phase-out of intergovernmental transfers. Funding from additional sources decreased $115.2 million or 45 percent, primarily due to decreased transfers from other state funds. General Fund revenues grew $478.8 million or 1.7 percent during fiscal year 2008 when measured on a year-over-year basis. Non-tax revenues of the Commonwealth declined by 17 percent during the fiscal year. Reserves for tax refunds in fiscal year 2008 were $1,050 million, an amount equal to the fiscal year 2007 reserves.

     Fiscal year 2008 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27,450.9 million, an increase of 1.6 percent from fiscal year 2007 expenditures. A total of $356.0 million in appropriations were lapsed in fiscal year 2008, and the fiscal year 2008 budget contained a reduced level of intergovernmental transfers which were utilized to cover a portion of medical assistance costs. Intergovernmental transfers replaced $482.2 million of General Fund medical assistance costs in fiscal year 2008, compared to $536.7 million in fiscal year 2007, a decrease of 10.1 percent. In addition, approximately $142.5 million in additional funds were appropriated in fiscal year 2008 to fund expenditures normally funded from Commonwealth revenues, a decrease from $257.7 million in fiscal year 2007.

Fiscal Year 2009 Budget

     The enacted fiscal year 2009 budget provides appropriations and executive authorizations totaling $28,264.2 million of Commonwealth funds against estimated revenues, net of tax refunds and including intergovernmental transfers, of $28,085.7 million. The $575.0 million difference between estimated revenues and budgeted appropriations was expected to be funded by a draw down of the $582.8 million beginning balance.

     The fiscal year 2009 revenue estimate was based upon an economic assumption that economic growth will resume in the second half of the fiscal year, reaching nearly 2.0 percent annual growth by June 2009. Total revenues of the Commonwealth, prior to reserves for refunds were expected to grow $856.2 million or 3.1 percent over fiscal year 2008 levels.

     The dramatic slowdown in the national economy during the third quarter, rising unemployment rates and the turbulent financial markets have negatively impacted the Commonwealth’s revenues and receipts. Through October 2008, General Fund revenues were $564.8 million below estimate. In addition, as noted above, Acting Revenue Secretary Stetler reported that Pennsylvania collected $2.1 billion in General Fund Revenues in December 2008, $156 million, or 6.9 percent less than anticipated. Fiscal year-to-date General Fund collections total $11.2 billion, which is $814.5 million, or 6.8 percent, below estimate, and the Governor has indicated that the state is now facing a projected $2.3 billion gap in the fiscal year 2009 budget.

     Education funding is expanded in the enacted fiscal year 2009 budget as an additional $347.4 million is provided for Pre-K-12 and higher education. The Commonwealth’s main support for local school districts, the Basic Education appropriation, is budgeted to increase 5.5 percent over prior year levels, while funding for Special Education programs are recommended to receive a 3 percent increase.

     The enacted budget includes General Fund spending increase of only 1.3 percent in all areas other than Education, Public Welfare, Corrections and Probation/Parole, while improving many vital state-funded services.

     The enacted fiscal year 2009 budget includes the beginning of property tax cuts for all Pennsylvania homeowners, which are funded from the proceeds of expanded gaming in the Commonwealth. A total of nearly $800 million in local property and wage tax relief will be distributed in fiscal year 2009. The enacted budget also includes a state-level economic stimulus package-”Protecting Our Progress.” This package includes an $800 million increase to the debt limit for the Redevelopment Assistance Capital Program to fund local community and economic development capital projects, a $500 million bond to fund the Energy Independence Strategy and an $800 million bond issue to improve drinking water and sewer infrastructure in the Commonwealth (“H2O PA”). The Protecting Our Progress package includes $365 million in general obligation bond proceeds for the “Rebuilding Pennsylvania Infrastructure” program. This program will provide additional capital investments to repair aging infrastructures such as structurally deficient bridges and to repair or replace high hazard dams and other similar flood protection systems.

     The Energy Independence Strategy will target additional investment in new, clean and alternative energy projects. The Energy Independence Fund will support early stage financing and project financing, along with new incentives for energy conservation and solar energy. The Commonwealth Financing Authority (“CFA”) will issue $500 million in appropriation-backed debt to fund various energy programs.

     The H2O PA program will provide $800 million in CFA appropriation-backed debt to address urgent upgrades of existing drinking water and wastewater infrastructure. This program will also support at least $100 million in new funding to address unsafe high-hazard dams across the Commonwealth as well as to provide funding to improve storm water management. In addition, on November 4, 2008 the voters of Pennsylvania approved a referendum for an additional $400 million in bond proceeds to support grants and loans for improving water infrastructure.

     The achievement of the budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.

Other Information

     Pennsylvania is the sixth most populous state behind California, Texas, New York, Florida and Illinois. Pennsylvania had historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth’s business environment readjusted to reflect a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions.

     Pennsylvania’s annual average unemployment rate was equivalent to the national average throughout the 2000’s. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 5.7 percent in 2003. The resumption of faster economic growth resulted in a decrease in the Commonwealth’s annual unemployment rate to 4.4 percent in 2007. As of October 2008, the Pennsylvania unemployment rate was 5.9 percent and the national unemployment rate for the same period was 6.5 percent.

     Nonagricultural employment in Pennsylvania over the ten year period that ended in 2007 increased at an annual rate of 0.6 percent. This compares to a 0.7 percent rate for the Middle Atlantic region and a 1.0 percent rate for the United States as a whole.

     The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate-approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

     Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund except for debt issued for highway purposes, which is paid from Motor License Fund appropriations. As of June 30, 2008, the Commonwealth had $8,177 million of general obligation debt outstanding.

     Other state-related obligations include “moral obligations.” Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency (the “PHFA”), a state-created agency that provides financing for housing for lower and moderate income families. PHFA’s bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund. No deficiency exists currently. According to PHFA, as of June 30, 2008, PHFA had $4,273.9 million of revenue bonds outstanding.

     The Commonwealth, through several of its departments and agencies, leases various real property and equipment. Some leases and their respective lease payments are, with the Commonwealth’s approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments payable by Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth’s annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

     The Commonwealth Financing Authority (the “CFA”), a major component of the Governor’s Economic Stimulus Proposals for the Commonwealth, was established in April 2004 with the enactment of legislation establishing the CFA as an independent authority and an instrumentality of the Commonwealth. The CFA is authorized to issue its limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities. The CFA’s bonds and financings are to be secured by revenues and accounts of the CFA, including funds appropriated to CFA from general revenues of the Commonwealth for repayment of CFA obligations. The obligations of the CFA do not constitute a debt or liability of the Commonwealth but rather the obligations are payable from appropriations of the Commonwealth.

     In November 2005, the CFA issued its first bonds and since that time, the CFA has completed three additional bond issues. As of June 30, 2008, the CFA had $717.155 million in outstanding bond debt. The Commonwealth’s fiscal year 2009 enacted budget appropriated $62.473 million in state funds to the CFA for payment of all or a portion of CFA debt service during fiscal year 2009. Further, a balance of $4.7 million remains available from prior year appropriations to support CFA debt service payments. Additional appropriations from Commonwealth General Funds for future debt service beyond those mentioned in this section are expected to be requested by the Department of Community and Economic Development for inclusion in future Governor’s Executive Budget requests to the General Assembly.

     As part of the enactment process for the fiscal year 2009 budget, the General Assembly enacted and on July 9, 2008, the Governor signed into law Act 63 of 2008 (“Act 63”) and Act 1 of Special Session 1 of 2008 (“Act 1”). Combined, these two acts provide the CFA with additional bond indebtedness authority of up to $1,300 million. Act 63 of 2008 provides the CFA with authority to issue up to $800 million in limited obligation revenue bonds in order to fund water or sewer projects, storm water projects, flood control projects and high hazard unsafe dam projects. Act 63 also provides for the use of Pennsylvania Gaming and Economic Development and Tourism Fund revenues to support debt service costs associated with the $800 million in additional CFA debt authority. Act 1 provides the CFA with authority to issue up to $500 million in limited obligation revenue bonds to fund the development of alternative sources of energy. It is projected that portions of the increased CFA debt authority will be issued over the next two to four fiscal years.

     In October 2007, the Commonwealth and the Sports and Exhibition Authority of Pittsburgh and Allegheny County (the “SEA”) entered into a lease agreement (the “Arena Lease”) that, while not creating indebtedness of the Commonwealth, creates a “subject to appropriation” obligation of the Commonwealth. The SEA, a joint public benefit authority, issued in October 2007 its $313.3 million Commonwealth Lease Revenue Bonds (the “Arena Bonds”) to finance a multi-purpose arena (the “Arena”), which will serve as the home of the Pittsburgh Penguins (the “Penguins”), a hockey team in the National Hockey League. The Arena Bonds are not debt of the Commonwealth but are limited obligations of the SEA payable solely from the Special Revenues pledged therefor. While the Special Revenues currently are projected to be adequate to pay all debt service on the Arena Bonds, to the extent such revenues are in any year inadequate to cover debt service, the Commonwealth is obligated under the Arena Lease to make up the deficiency. The obligation of the Commonwealth to make such payments is subject in all cases to appropriation by the General Assembly. The maximum annual amount payable by the Commonwealth under the Arena Lease is $19.1 million.

     The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state-related organizations are members of the State Employees’ Retirement System (“SERS”). Public school employees are members of the Public School Employees’ Retirement System (“PSERS”). With certain exceptions, membership in the applicable retirement system is mandatory for covered employees. For financial reporting purposes, both SERS and PSERS have adopted the Governmental Accounting Standards Board’s Statement No. 25. This Statement requires a specific method of accounting and financial reporting for defined benefit pension plans. Among other things, the Statement requires a comparison of employer contributions to “annual required contributions.” As of June 30, 2007, the unfunded actuarial accrued liability of SERs was $914 million and the unfunded actuarial accrued liability of PSERs was $9,438 million.

     In addition to a defined benefit pension plan for State employees and employees of certain state-related organizations, the Commonwealth also provides health care plans for its eligible retirees and their qualifying dependents. These and similar plans are commonly referred to as “other post-employment benefits” or “OPEBs.” The Commonwealth provides OPEB under two plans. The Retired Pennsylvania State Police Program provides collectively bargained benefits to retired state enlisted members and their dependents. The Retired Employee Health Program provides Commonwealth-determined benefits to other retired state employees and their dependents.

     Certain State-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. Some of these organizations, however, are indirectly dependent on Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations.

City of Philadelphia

     The City of Philadelphia (the “City” or “Philadelphia”) is the largest city in the Commonwealth. From time to time, the City and the School District of Philadelphia have experienced financial difficulties which have adversely affected its credit standing.

     The Pennsylvania Intergovernmental Cooperation Authority (“PICA”) was created by Commonwealth legislation in 1991 to assist the City of Philadelphia, in remedying its fiscal emergencies. PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a revised five-year fiscal plan approved by PICA on June 17, 2008.

     No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired December 31, 1994. PICA’s authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995. Its ability to refund existing outstanding debt is unrestricted. PICA had $573.8 million in Special Revenue Bonds outstanding as of June 30, 2008. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA’s bonds.

     The current national recession has had a significant negative impact on the City’s finances. Mayor Nutter has noted that the City has confronted a breath-taking drop in revenue beginning in the fall of 2008 that required the most sweeping mid-year budget changes in the history of the City. These include selected closings of public libraries, fire houses and public pools. The Mayor has indicated that additional actions may also be necessary.

Litigation

     The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth’s governmental operations and consequently its ability to pay debt service on its obligations. In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,150 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund.

     The Commonwealth also represents and indemnifies employees who have been sued under Federal civil rights statutes for actions taken in good faith in carrying out their employment responsibilities. There are no caps on damages in civil rights actions. The Commonwealth’s self insurance program covers damages in these cases up to $250,000 per incident. Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.

     The following are among the cases with respect to which the Office of Attorney General and the Office of General Counsel have determined that an adverse decision could have a material effect on government operations of the Commonwealth.

County of Allegheny v. Commonwealth of Pennsylvania

     In December 1987, the Supreme Court of Pennsylvania held in County of Allegheny v. Commonwealth of Pennsylvania, that the statutory scheme for county funding of the judicial system is in conflict with the

Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until that is done.

     The Court appointed a special master to devise and submit a plan for implementation. The Interim Report of the Master recommended a four phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. On June 22, 1999, the Governor approved Act 1999-12 under which approximately 165 county-level court administrators became employees of the Commonwealth pursuant to Phase I of the Interim Report. Act 12 also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999. The remainder of the recommendations for later phases remains pending before the Pennsylvania Supreme Court.

Northbrook Life Insurance Co., No. 1120 F&R 1996

     This case is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania. Currently, the Commonwealth Court has docketed in excess of 40 cases representing 20 or more insurance companies. Dozens of additional cases are being held pending this litigation at the administrative boards.

     The cases challenge the Department of Revenue’s application of portions of the Life and Health Guarantee Associations Act of 1982 (the “Act”). The Act establishes a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuity contracts to insured Pennsylvania residents. Insurance companies are assessed to provide the funds due to Pennsylvania residents insured by insurance companies which have become insolvent or are otherwise in default to its insureds.

     Because the assessed insurance companies are paying the insurance obligations of other companies, a provision was placed in the Act which allows assessed insurance companies to claim a credit against their gross premiums tax liability based on such assessments. The assessments on each company are broken into various categories, including life insurance assessments, health insurance assessments, and annuity assessments, based on the type and amount of business each company transacts in Pennsylvania. Life and health insurance premiums have always been subject to the premiums tax and there is no dispute that companies may claim credit for life and health assessments. Annuity considerations, however, were taxed for approximately a three-year period, 1992-1995. Some annuity considerations were subject to tax; others were not. After several changes of direction, the Department of Revenue decided to allow credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxable annuities.

     There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward.

     On January 26, 2006, the en banc Court issued a conflicted decision in which the majority ruled for both parties. Both parties filed exceptions. The Court denied all exceptions and upheld its earlier decision. Northbrook filed an appeal to the Pennsylvania Supreme Court. The Supreme Court ruled in Northbrook’s favor but only on a technicality and did not address the substantive findings of the Commonwealth Court. The Supreme Court’s decision resulted in an approximately $7,000.00 credit for Northbrook.

     Counsel are now preparing to once again explore a possible global settlement concerning the remaining cases. However, it is likely that counsel will pick another case to move forward and re-argue the substantive issues. If taxpayers prevail on all issues, estimated refunds would total about $150 million.

Hickenbottom v. Nassan, et al.

     This is a civil rights action brought against two state troopers for the shooting of a twelve year-old boy. Following trial, the jury returned a verdict of $28 million. The defendants filed post trial motions and have entered into settlement discussions with the plaintiff. The Commonwealth has reached a verbal agreement with the plaintiff’s counsel in exchange for a general release of all claims, which is subject to the execution of written settlement documents that are presently being negotiated. In the event that the settlement were not consummated, the defendants would pursue the pending post trial motions and an appeal.

     As of December 2008, Moody’s rated the general obligation bonds of the Commonwealth “Aa2,” Standard & Poor’s rated such bonds “AA” and Fitch rated such bonds “AA.” There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     Special Considerations Regarding Investment In North Carolina State-Specific Obligations. The concentration of investments in North Carolina State-Specific Obligations by the North Carolina Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina (the “State”) and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Municipal Money Market Portfolio and its portfolio securities. This section briefly describes current economic trends in the State, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the debt offerings of State issuers and other sources that are generally available to investors. No independent verification has been made of the following information.

     The State has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. The State derives most of its revenue from taxes, including individual income taxes, corporation income taxes, sales and use taxes, highway use taxes on motor vehicle rentals, corporation franchise taxes, piped natural gas excise taxes, alcoholic beverage taxes, insurance taxes, estate taxes, tobacco products taxes, and other taxes, e.g., gift taxes, freight car taxes, and various privilege taxes. A streamlined sales tax collection system has been adopted to improve collection efforts, particularly as to out-of-state catalog and internet sales. The State receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by State agencies, university fees and tuition, interest earned by the State Treasurer on investments of General Fund moneys, and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax, and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

     On September 21, 2001, the State General Assembly adopted a $14.5 billion budget for fiscal year 2001-2002. Due to the need to increase revenues, the budget contained several new and increased taxes, including the following: a two-year half-cent increase in the statewide sales tax; a two-year increase to 8.25% of the income tax rate for taxable incomes of single and married individuals over $120,000 and $200,000, respectively; a 6% telecommunications tax on out-of-state long distance calls, with the tax on in-state long distance calls dropping from 6.5% to 6%; a 5% tax on satellite television; a 1% gross premiums tax for HMOs and Blue Cross/Blue Shield; and a 3% increase on liquor taxes. Additionally, tuition for students attending the University of North Carolina was raised 9%. The budget increased spending on education and human services while trimming 400 positions from the State’s payrolls. The General Assembly included in the budget $25 million to reduce class size, $93 million for teacher bonuses, and another $44 million to help struggling students meet testing standards. Teachers and school administrators received salary increases averaging close to 3%, while community college instructors and professional staff received a 1.25% salary increase. Each state employee got a $625 raise. The General Assembly provided $15 million for the One North Carolina Fund for the Governor to use to provide incentives in the recruitment of industries to the State. The budget established a mental health trust fund and provided $47.5 million in funding to be used to renovate existing mental health and substance abuse facilities and to help patients move from institutional to community treatment. The General Assembly set aside $181 million to replenish the depleted State Emergency Reserves and placed in reserve $125 million for the Repairs and Renovations Reserve Account and $40 million for the Clean Water Management Trust Fund.

     Due to many factors, an overall budget shortfall in the General Fund for fiscal year 2001-2002 of $1.6 billion was projected. The shortfall was primarily a result of an under-realization of budgeted revenues and an increase in Medicaid expenditures exceeding budgeted appropriations. In particular, State personal income tax collections in April 2002 were $595 million, which was over $250 million less than in 2001and over $350 million less than projected for the fiscal year 2001-2002 budget. Overall, tax collections declined 6 percent from the previous fiscal year while the fiscal year 2001-2002 budget had projected a 4 percent revenue increase, a difference of 10 percentage points. Medicaid expenditures were expected to exceed well over $100 million of budgeted appropriations. Both the under-realization of revenues and the increased Medicaid expenditures were attributed to the on-going national and regional economic recession, the severity of which was deepened by the impact of the September 11, 2001 terrorist attacks.

     In response to the projected budgetary shortfall, the Governor invoked his constitutional authority to insure that the State would meet its constitutional requirement of a balanced budget by issuing Executive Order No. 19, which identified over $1.3 billion of resources available if needed to balance the budget. Executive Order No. 19 reduced expenditures for use by State agencies and for capital improvement projects and transferred funds from General Fund reserves and non-General Fund receipts and reserves. Following the issuance of Executive Order No. 19, the Governor ordered the transfer of an additional $200 million from the previously established Hurricane Floyd relief fund and the Tobacco Trust Fund to cover any remaining budgetary shortfall for fiscal year 2001-2002.

     As of the close of the 2001-2002 fiscal year, the General Fund reported a total fund balance of $393.9 million, with reserves of over $390 million and an unreserved fund balance of $3.8 million. For fiscal year 2001-2002, the State experienced a shortfall in tax and non-tax receipts of $1.55 billion. As with other state governments, the slowing national and state economy resulted in a general decline in tax collections. Individual income taxes fell short by over $1 billion, corporate income taxes by $177 million, sales and use taxes by $90.5 million, and franchise taxes by $192.7 million. Inheritance and capital gains taxes were similarly lower than budget expectations. In an effort to meet the State constitutional mandate of balancing the General Fund budget, reductions of $789.2 million were implemented, with the remainder of the budget funded by $437.7 million of non-General Fund dollars, and $239.3 million transferred from the Savings Reserve account.

     On September 20, 2002, the General Assembly adopted a $14.3 billion budget for fiscal year 2002-2003, a more than 2% reduction in the budget from the previous year but an increase of 4% over actual spending of $13.7 billion during last year’s fiscal crises. The budget used $800 million in non-recurring revenue to fund ongoing expenses, including $333 million in reimbursements withheld from local governments. To replace that revenue, the General Assembly granted counties the authority to approve an additional half-cent local-option sales tax. This budget included revenue growth of only 1.8% over last year, which was a far more conservative growth projection than had been used in past years. The budget contained over $100 million in unidentified future cuts to be made by various State departments and agencies, and the heads of those departments and agencies were given additional management flexibility to cut programs. The budget provided no raises for state employees but did grant 10 bonus vacation days. Teachers and principals received career step raises. The State Board of Education was required to cut $42 million from its budget, and appropriations for local partnerships with the Smart Start program were reduced by $20 million. Nevertheless, the budget provided $26.8 million to reduce the student-teacher ratio in both kindergarten and first grade classrooms and $28 million to expand a voluntary pre-kindergarten program to prepare at-risk 4-year olds. The budget for the children’s health insurance program, Health Choice, was increased by $7.7 million, while spending for area mental health programs was reduced by $3 million. Three prison facilities were closed, and many positions with the Department of Correction were eliminated, including 23 chaplain positions. The State’s public universities received full funding for enrollment growth, at $66.8 million, and $4.5 million in additional financial aid for students. Individual campuses, however, shared the burden of a $50.2 million spending reduction statewide, amounting to 2.9% for each institution. University tuition increased 8% for in-state students and 12% for out-of-state students. The State’s community colleges received $9 million less than the year before, with more than half of the cuts to be determined by the system’s board. Nevertheless, the 59-campus system also got a $52 million increase for enrollment growth. Community college students also saw a tuition increase.

     The conservative revenue growth projections used for the fiscal year 2002-2003 budget were more in line with actual revenues, which spared the State from a mid-year fiscal emergency for the first time in three years. As of the close of the 2002-2003 fiscal year, the General Fund reported a total fund balance of $603.9 million, with reserves of over $353 million and an unreserved fund balance of $250.5 million. Key factors improving the fiscal year-end General Fund balance were higher corporate income and sales tax collections, the accelerated repeal of local government reimbursements, increased transfers from other funds, and significant spending reductions by State agencies. Additionally, the State received $136.9 million in Federal fiscal relief in June 2003, which is the first of two equal flexible grant payments. The second flexible grant payment of $136.9 million was received in October 2003.

     On June 30, 2003, the General Assembly adopted a $14.8 billion budget for fiscal year 2003-2004. Due to the current budget difficulties, the General Assembly made permanent a .5% State sales tax increase which was due to expire at the end of fiscal year 2002-2003. Additionally, the fiscal year 2003-2004 budget reduced spending for positions, programs, and general administration at most levels of State government, including at the

Departments of Agriculture, Labor, Environment and Natural Resources, Justice, Corrections, Cultural Resources, Insurance, Revenue, and the Administrative Office of the Courts. Teachers received a pay increase averaging 1.81%, while other State employees received a one-time bonus of $550. An initiative to reduce second grade class sizes received $25.3 million, and $96 million in projected bonuses under the State’s ABC’s plan was funded. State and local boards of education found funding reduced for administrative positions and transportation costs, although an increase of $5 million was earmarked for funding low-wealth schools. University tuition increased 5% for both in-state and out-of-state students, while community college tuition increased 3.2% for in-state students and 8.2% for out-of-state students. The State university system received $46.6 million to fund the additional 518 positions needed to meet a projected 4.5% enrollment increase, while need-based financial aid increased by $5.1 million. An additional $2.8 million was provided to increase aid for in-state students attending private colleges. The community colleges also received $32 million in increased funding for staff and supplies to meet enrollment growth. Funding was reduced for many services provided by the State Department of Health and Human Services, including reduced funding of inflationary increases for Medicaid providers and public agencies and cuts to the Smart Start child care program. The fiscal year 2003-2004 budget increased funding to the Health Choice insurance program by $12.2 million. Various licensing fees were also implemented for health and child care facilities. The General Assembly set aside $150 million for the State Emergency Reserves and placed in reserve $50 million for the Repairs and Renovations Reserve Account and $12.5 million for the Mental Health Trust Fund; however, $38 million was cut from the Clean Water Management Trust Fund.

     In December 2003, the Governor called a Special Session of the General Assembly at which the General Assembly appropriated $24 million for economic development. The General Assembly also appropriated $20 million for the One North Carolina Fund, $4.1 million to the community college system for new and expanding industry training, and $20 million to the North Carolina Rural Economic Development Center.

     The State ended fiscal year 2003-2004 with an over-collection of revenues of $242.4 million, which was 1.7% of the budgeted revenue forecast. The major tax categories that exceeded the budgeted forecast were individual income, corporate income, and sales and use tax. In addition, unexpended appropriation or reversions of $159 million were realized, and the State received $136.9 million in Federal fiscal relief in October 2003. As of June 30, 2004, the General Fund reported a total fund balance of $708.5 million, with reserves of over $419 million and an unreserved fund balance of $289.4 million.

     On July 18, 2004, the General Assembly adopted a $15.9 billion budget for fiscal year 2004-2005. State workers received their first pay raises in three years — the greater of $1,000 or 2.5% of their current salaries. Teachers got an average raise of 2.5%. State university faculty also received an average 2.5% raise, while community college faculty got a 4.5% raise. Retired State employees got a 1.7% cost of living adjustment. The budget provided public schools with over $50 million to hire up to 1,100 new teachers to reduce third-grade class sizes, $7.5 million to improve test scores in the State’s poorest school districts, and $9.1 million to add 2,000 students to the State’s More at Four pre-kindergarten program. Another $4 million was provided to hire 80 school nurses. $6.6 million was budgeted to provide health insurance for children of the working poor, $4 million was provided to hire 75 to 100 additional child abuse care workers, and $3 million was used to increase the foster care and adoption assistance reimbursements by $25 per child per month. Twenty-four independent, nonprofit community healthcare centers serving poor patients received $5 million, while $2 million was distributed among 100 shelters for domestic violence victims. $2.7 million was used to add over 1,400 prison beds at correctional facilities throughout the State. Another $8.6 million was used for economic development to fund the State Biotechnology Center in the Research Triangle Park, the Global TransPark in Kinston, and a Motorsports Testing and Research Center Complex near Charlotte. Another $30 million was allocated to a fund for underground storage tank cleanup.

     The General Assembly also approved the issuance of $468 million in special indebtedness over two years to fund a cancer hospital, a cardiovascular center, a health promotion center, a genetics data center, and a pharmacy school at several State universities. The funds will also be used to pay for several other projects at State universities and to preserve land for State parks and to protect land near military bases from encroachment. The funds will also be used to build new juvenile detention facilities. No more than $310 million of this special indebtedness may be issued during the 2004-2005 fiscal year. The fiscal impact of the $468 million of special indebtedness on the General Fund is expected to be zero because of the annual transfer of revenue from other sources to the General

Fund in an amount to cover the estimated debt service. The debt service for the State universities projects and the juvenile detention facilities will be reimbursed from the special revenue funds known as the Health and Wellness Trust Fund and the Tobacco Trust Fund. The debt service for the State parks projects is fully funded by the streams of revenue available to the special revenue funds known as the Parks and Recreation Trust Fund, the Natural Heritage Trust Fund, and the Clean Water Management Trust Fund. The special indebtedness is non-voted debt that is generally secured only by an interest in State property being acquired or improved (e.g., certificates of participation and lease-purchase revenue bonds). With this type of debt, there is no pledge of the State’s faith, credit, or taxing power to secure the debt, which is why voter approval is not required. If the State defaulted on its repayments, no deficiency judgment could be rendered against the State, but the State property that serves as security could be disposed of to generate funds to satisfy the debt. Failure to repay the debt would have negative consequences for the State’s credit rating. Article 9 of Chapter 142 of the State’s General Statutes prohibits the issuance of special indebtedness except for projects specifically authorized by the General Assembly. The use of alternative financing methods provides financing flexibility to the State and permits the State to take advantage of changing financial and economic environments.

     In November 2004, the Governor announced that Dell, Inc. would build a computer manufacturing facility in the State. Dell, a leading manufacturer and distributor of personal computers and related products, has now built and operates a state-of-the-art, 400,000 square-foot manufacturing and distribution facility in the Piedmont Triad region. Dell currently has two other U.S. factories in Nashville, Tennessee and Austin, Texas. The North Carolina General Assembly convened a one-day special session on November 4, 2004 and approved an economic incentive for computer manufacturing companies that, in the case of Dell, will provide up to $225 million in tax credits over the next fifteen years. For each year in which Dell meets the required performance targets, the State will provide a grant equal to 75 percent of the State personal income withholding taxes derived from the creation of new jobs.

     As of the close of the 2004-2005 fiscal year, the General Fund reported a total fund balance of $1.15 billion, with reserves of over $670 million and an unreserved fund balance of $478.5 million. The General Fund experienced higher than expected growth in tax revenue due to the improving economy and more than $250 million in one-time collection from a Voluntary Compliance Program undertaken by the State Department of Revenue.

     On August 11, 2005, the General Assembly adopted a $17.2 billion budget for fiscal year 2005-2006. State workers received pay raises equaling the greater of $850 or 2% of their current salaries and one extra week of vacation. Teachers got an average raise of 2.24%. State community college faculty and professional staff got a 4.5% raise. Retired State employees received a 2% cost of living adjustment. The budget provided $9.48 billion for education, which is a 2.73% or $250 million increase over the previous year’s education budget. The budget funds education at the State’s K-12 schools, community colleges, and universities, including additional funding to cover the more than 35,000 new students enrolled in State public schools this year. The budget dedicated close to $80 million to address the on-going Leandro school funding lawsuit by providing additional funding to low wealth schools districts, disadvantaged students, high school reforms, school-based family support teams, and teacher recruitment. The budget provides $100 million for ABC bonuses for teachers and fully funds teacher assistant positions. More than $3.2 million is provided to expand Governor Mike Easley’s “Learn and Earn” program, which allows students the opportunity to graduate with a high school diploma and a college degree after just five years of study. The budget makes numerous investments in job creation efforts and provides funding for programs to attract new jobs to the State, including $4.5 million in additional funds for the Job Development Investment Grant program, $6 million for the One North Carolina Fund, and $20 million for the North Carolina Rural Center, which has helped create thousands of new jobs in rural communities and update water systems. The budget also included $9 million for the Wilmington and Morehead City ports, $1 million in new funds for community college Small Business Centers, and $2.65 million for customized industry training, which will help employees and companies remain competitive in an ever-changing economy.

     On August 30, 2005, North Carolina became the last state on the east coast to approve a lottery. The net proceeds of the lottery will be used to further the goal of providing enhanced educational opportunities, to support public school construction, and to fund college and university scholarships. The lottery legislation directs that 50% of the net proceeds be dedicated to pre-kindergarten and class-size reduction programs that have been implemented over the last five years. Previously, such programs were funded by the General Fund. The remaining net proceeds will be distributed to the Public School Building Capital Fund (40%) and the State Education Assistance Authority

(10%). The North Carolina Education Lottery began ticket sales in March 2006, and through June 30, 2008 has transferred over $725 million to support educational programs for the State.

     The State ended fiscal year 2005-2006 with a total General Fund balance of $1.77 billion, with reserves of over $1 billion and an unreserved fund of $749.4 million. The General Fund experienced an over-collection of revenues of almost $1.1 billion resulting from conservative revenue estimates, higher employment levels, increased consumer spending, and large gains recognized in the housing and stock markets.

     On July 6, 2006, the General Assembly adopted a $18.9 billion budget for fiscal year 2006-2007, which was signed by Governor Easley on July 11, 2006. The budget cut some taxes, spent more on education, and set aside money for future crises. Tax changes included capping the gas tax at current levels, reducing the State sales tax rate from 4.5% to 4.25% effective December, 1, 2006, and reducing the top income tax rate from 8.25% to 8.0% effective January 1, 2007. In addition, a $195.2 million reduction in the transfer from the Highway Trust Fun to the General Fund was provided for fiscal year 2006-2007. This repaid the $125 million one-time transfer from the Highway Trust Fund to the General Fund during the budget crisis in prior years, as well as the $80 million inflationary increase adopted in fiscal year 2002-2003. The budget included an average 8% pay increase for public school teachers in order to surpass the national average by fiscal year 2008-2009. Additional funds were provided to expand the Disadvantaged School Supplemental Fund ($27.5 million), to provide additional supplements to small and low wealth counties ($41.9 million), and to expand middle and high school reform programs in order to improve graduation rates. The budget provided increased access to higher education opportunities at the community college and university systems. Monies were included for need-based financial aid, scholarships for nurses, professional training to recruit and retain quality teachers and principals, and several biotech and economic development initiatives. In addition to the General Fund appropriation increases, the State’s new Education Lottery provided proceeds for reduced class sizes, additional academic pre-K slots, school construction, and college scholarships for needy students. Community college faculty and professional staff received a 6% salary increase and a 2% one-time bonus. University faculty and professional staff received a 6% salary increase, and all other state employees received a 5.5% salary increase. The budget also included a 3.0% adjustment for retirees and made a $30 million payment to the retirement system for the employer contribution that was not funded in fiscal year 2000-2001.

     The fiscal year 2006-2007 budget solidified the State as a leader in recruiting new business and growing existing businesses. It included $15 million for the One NC Fund which has resulted in the creation of 18,875 jobs and $2.4 billion in investment throughout the State. The adjustments also provided support for new and emerging companies through investments in the Small Business Innovation Research matching grant program ($5 million). The budget included human services increases for child care subsidies ($27.5 million), community capacity enhancement ($16 million), and the Mental Health Trust Fund ($14.4 million) to assist with mental health reform programs. Additional funds were included for early intervention services ($7.1 million), adoption and foster care assistance ($10.2 million), and child welfare services. The budget included monies to enhance well water safety programs and to protect drinking water supplies. Funds were provided for land conservation, forest development, and habitat protection programs. It also included funds for disease surveillance and detection programs to ensure a safe food supply. The budget made investments in improving the court system. Funds were included to add core court personnel, including assistant district attorneys, deputy clerks, district court judges, and magistrates. It also included funds to improve emergency planning, response and recovery capabilities. The budget included funding for priority health, public safety, education and economic development projects outlined in the State’s Capital Improvement Plan. Projects included constructing a new public health lab and emergency operations center, expanding facilities at the UNC-Wilmington School of Nursing, UNC-Charlotte, and the N.C. State University Engineering Complex, adding two skilled care nursing homes for the State’s veterans, and expanding the State’s Museum of Art. Finally, $222 million from the fiscal year 2005-2006 credit balance was earmarked for the Repairs and Renovations Reserve Account. The amended budget provided for a credit of $324 million to the Savings Reserve Account (Rainy Day Fund), thereby increasing the balance to $637 million. This amount brought the Savings Reserve Account balance to almost 4% of the 2005-2006 fiscal year operating budget. The budget also directed $222 million to the Repair and Renovation Reserve and sets aside $20 million to the Disaster Relief Reserve for future disaster related expenditures.

     The State ended fiscal year 2006-2007 with a total General Fund balance of $2.3 billion, with reserves of almost $1.1 billion and an unreserved fund of $1.22 billion. The General Fund experienced an over-collection of revenues of almost $1.366 billion resulting from conservative revenue estimates, higher employment levels, increased consumer spending, and large gains recognized in the housing and stock markets.

     On July 30, 2007, the General Assembly adopted a $20.7 billion budget for fiscal year 2007-2008, which was signed by Governor Easley on July 31, 2007. The budget made permanent a statewide sales tax increase that was first approved as a temporary hike in 2001, meaning most consumers will continue to pay a 6.75 percent sales tax on most purchases. Counties were allowed, with voter approval, to raise either the local sales tax by another quarter cent or the land transfer tax from 0.2% to 0.6% of a home’s sale price. The budget also created a $48 million state version of the Federal earned income tax credit by providing a rebate to poor residents even though they owe no taxes. A temporary tax was allowed to expire as planned, dropping the top individual income tax rate to 7.75% from 8%. The budget provided $100 million to fund new scholarships for low-income families so students can obtain a college degree debt-free. An additional $56 million annually for the next two years was allocated to expand the More at Four pre-kindergarten program, and another $37.5 million was provided to help reduce class-sizes in early grades. The 2005 law creating the North Carolina Education Lottery was changed to permit higher prize payouts to attempt to boost ticket sales. A dedicated fund for research at the University of North Carolina’s cancer center received $25 million. Ultimately expected to receive $50 million annually, the fund is paid in part by raising the tax on cigars and smokeless tobacco from 3% to 10% of the wholesale price.

     For health and human services, the budget contained several substantive increases, including $8.4 million to provide childcare subsidies for an additional 2,000 children of low-income working parents and $2.0 million to assure that every foster child in North Carolina can go to college. The budget also continued expanding health care opportunities for needy children. Specifically, it provided $7.5 million to continue open enrollment in the CHIP Program, and created the new N.C. Kids’ Care Program, which will provide health care services for over 12,000 children of low income working parents. In addition, $62.4 million was appropriated to operate the new Central Regional Hospital in Butner. The budget also required the State to assume 100% of the counties share of Medicaid expenditures by fiscal year 2009-2010 by capturing a portion of sales tax revenues previously distributed to local government units. The budget also provided substantial investments to improve the court system, law enforcement, and disaster preparation. Funds totaling $21.6 million were included to add core court personnel, including assistant district attorneys, deputy clerks, district court judges, and magistrates. The budget also included funds to increase investigative efforts in drug trafficking, child exploitation, sexual predator and other violent crimes. In addition, $4.8 million was appropriated to expand and enhance gang prevention programs. Finally, the budget included $4.0 million to strengthen emergency preparedness efforts by continuing the identification, monitoring, and mapping of natural hazards and man-made threats to the State.

     The budget appropriated $758.6 million to support state employee benefit programs. Specifically, the budget authorized an average 5% compensation increase for all staff on the teacher salary schedule, an average 4.44% increase for public school administrators, a 5.0% increase for Community College and University System faculty, and a 4.0% increase for all other State employees. In addition, the budget provided funds to cover the increase in active and retired employee health-care premiums associated with rising costs. Finally, the budget made the final payment to the retirement system for funds that were withheld in fiscal year 2000-2001. The budget also provided $230.7 million in pay-as-you-go appropriations for priority education, public safety, and infrastructure projects outlined in the State’s Capital Improvement Plan. This includes $108.2 million for several university systems projects, $20 million for water resource development initiatives, $8 million for the secondary data center, and $7.5 million for infrastructure improvements at the State ports. In addition, $145 million from the fiscal year 2006-2007 credit balance was earmarked for the Repairs and Renovations Reserve.

     The State ended fiscal year 2007-2008 with a total General Fund balance of $2 billion, with reserves of over $1.35 billion and an unreserved fund of almost $600 million. Total revenues increased only .93% while total expenditures grew much faster at 6.82%. The nominal growth in total revenues is attributable, in part, to the slowdown in the national and State economies. In 2008, employment and economic growth stalled, which explains the overall decrease in tax revenues. However, larger net profits achieved by the North Carolina Education Lottery made up for the slowing tax revenues. The growth of the State’s total expenses is attributable to an increase in education funding, as required by a recent court judgment against the State, and increased spending for Medicaid, the nonfederal costs of which were shared with the State’s counties until October 1, 2007 when the State agreed to shoulder the entire cost.

     On July 8, 2008, the General Assembly adopted a $21.4 billion budget for fiscal year 2008-2009, which was signed by Governor Easley on July 16, 2008. The budget did not raise any taxes, but did postpone for a year two scheduled tax breaks worth approximately $30 million — the repeal of the State gift tax and the expansion of the earned income tax credit. Several lesser tax breaks totaling $20 million were passed, including a property tax homestead exemption for disabled veterans, an extension of a tax credit to small businesses that provide health insurance for employees, and a State sales tax holiday on purchase of energy-efficient appliances. State employees received a raise that is the greater of 2.75% or $1,100. Retired State employees received a 2.2% cost of living adjustment. Teachers and professors at the State universities and community colleges received 3% raises. Public schools received an additional $35 million to cover rising fuel costs and $90 million for teacher bonuses. Dropout prevention grants were increased to $15 million, and the More at Four pre-kindergarten program received a $30 million expansion. Other increases for public schools included $6.2 million of children with disabilities, $6 million for the Disadvantaged Student Supplemental Fund, $3.2 million for academically gifted students, $3 million to establish a mentoring program for first and second year teachers and for first year instructional support personnel, and $2.9 million for supplemental funding to low-wealth counties. The 16-campus university system received $34.6 million to cover enrollment growth, but this was $16 million less than requested. Another $15 million was provided for campus safety recommendations. The State’s community colleges received $23.8 million to fully fund enrollment growth, an additional $2.5 million for an enrollment growth reserve fund, $5 million for instructional equipment, $4 million to support allied health programs, and almost $1 million for minority male mentoring.

     The budget provided $50 million for green space projects and another $50 million to help local governments address critical water and sewer needs. There was also $6 million for drought relief, $5.5 million for drinking water system improvements, $4 million for farmland preservation, $2.5 million for wastewater treatment improvements, and $500,000 for green industries education and promotion. $10 million was provided for gang prevention, suppression, and intervention grants. $25 million was budgeted for gap funding of toll roads in fiscal year 2008-2009, along with $24.5 million for highway infrastructure maintenance. The budget provided $9.4 million to expand the NC Health Choice insurance program to another 7,300 children, $4.8 million in aid to local health departments, $4 million for grants to rural preventive health care, and $3.75 million to pay for networks coordinating free health care to low-income and uninsured patients. $8.1 million was provided to expand local psychiatric inpatient services, while $7.3 million was budgeted for new positions at the State’s psychiatric hospitals. The budget provided $6.1 million for walk-in crisis and immediate psychiatric aftercare and $5.75 million for 30 mobile crisis intervention teams.

     The budget provided $10 million in grants and investments for severely distressed rural areas, $5 million for the One North Carolina Fund to stimulate job growth, $5 million for the One North Carolina Small Business Fund to provide incentive grants, and $5 million to the Biofuels Center of North Carolina for the development of alternative fuels. $7 million was provided to the State Housing Trust Fund to finance apartments for people with disabilities, while another $2 million was provided to assist with decent, safe, and affordable housing for people low to moderate incomes. The budget provided $3 million to expand the Home Protection Program to offer counseling and finance options for homeowners facing foreclosure.

     The General Assembly also authorized $857 million in special indebtedness over the next four years for construction projects, including 1,500 new prison beds, more than 15 university and State buildings, an oyster hatchery, and the renovation of the polar bear exhibit at the North Carolina Zoo. This special indebtedness will allow for the earlier completion of construction projects to help avoid increased costs from rising prices. The State Treasurer stated that borrowing levels remain fiscally sound, even with the additional debt, and his office released an annual debt affordability study advising lawmakers that the State could borrow on average $479.7 million annually for the next five years.

     On November 6, 2008, State fiscal analysts reported that the State’s 2008-2009 fiscal year budget faces a shortfall of between $800 million and $1.6 billion, as tax collections on corporate profits fell nearly 32% in the first quarter. The Governor’s office also ordered State agencies to cut their annual budgets by 5%, after having earlier requested that each State agency reduce its expenditures by 2%. Through November 2008, overall tax collections were 6.1% below budget projections.

     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. For example, based on a modified accrual basis, the General Fund balance as of June 30, 2002 was negative $349 million; as of June 30, 2003 it was negative $167 million; as of June 30, 2004 it was negative $196.3 million; as of June 30, 2005 it was negative $78.8 million; as of June 30, 2006 it was positive $1.97 billion; as of June 30, 2007 it was positive $2.58 billion, and as of June 30, 2008 it was positive $1.68 billion.

     Under the State’s constitutional and statutory scheme, the Governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the Governor and enacting the final budget, which must be balanced. In enacting the final budget, the General Assembly may modify the budget proposed by the Governor as it deems necessary. The Governor is responsible for administering the budget enacted by the General Assembly.

     The State budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation, and the activities of the State’s General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the Federal government’s relationship with the state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

     In 1998, the State, along with forty-five other states, signed the Master Settlement Agreement (“MSA”) with the nation’s largest tobacco companies to settle existing and potential claims of the states for damages arising from the use of the companies’ tobacco products. Under the MSA, the tobacco companies are required to adhere to a variety of marketing, advertising, lobbying, and youth access restrictions, support smoking cessation and prevention programs, and provide payments to the states in perpetuity. The amount that the State will actually receive from this settlement remains uncertain, but projections are that the state will receive approximately $4.6 billion through the year 2025. In the early years of the MSA, participating states received initial payments that were distinct from annual payments. The initial payments were made for five years: 1998 and 2000 through 2003. The annual payments began in 2000 and will continue indefinitely. However, these payments are subject to a number of adjustments including an inflation adjustment and a volume adjustment. Some adjustments (e.g., inflation) should result in an increase in the payments while others (e.g., domestic cigarette sales volume) may decrease the payments. Also, future payments may be impacted by continuing and potential litigation against the tobacco industry and changes in the financial condition of the tobacco companies. In 1999, the General Assembly approved legislation implementing the terms of the MSA in the State. The Golden LEAF, Inc., a nonprofit foundation, was created to distribute half of the settlement funds received by the State. The legislation directed that these funds be used for the purposes of providing economic impact assistance to economically affected or tobacco-dependent regions of the State. However, the foundation’s share of the payments may be diverted by the General Assembly prior to the funds being received by the State Specific Account. In 2000, the State enacted legislation establishing the Health and Wellness Trust Fund and the Tobacco Trust Fund and created commissions charged with managing these funds. Each fund will receive a quarter of the tobacco settlement payments. The purpose of the Health and Wellness Trust Fund is to finance programs and initiatives to improve the health and wellness of the people of North Carolina. An eighteen-member Health and Wellness Trust Fund Commission will administer this fund. The primary purpose of the Tobacco Trust Fund is to compensate the tobacco-related segment of the State’s economy for the economic hardship it is expected to experience as a result of the MSA. An eighteen-member Tobacco Trust Fund Commission will administer this fund.

     A number of tobacco manufacturers that participate in the Tobacco Fund Settlement described above have determined to dispute a portion of their 2006 payment. Approximately $755 million of their total expected payment of $6.5 billion due in April 2006 was placed in a disputed payments account pending determination as to whether the participating states have diligently enforced the terms required by the settlement as contained in each state’s Model Statute. The State believes that its share of the disputed payment amount is approximately $18 million.

     The economic profile of the State consists of a combination of services, trade, agriculture, manufacturing, and tourism. Non-agricultural wage and salary employment accounted for approximately 4,104,900 jobs as of November 2008. The largest segment of jobs was approximately 1,423,800 in various service categories, followed by 760,500 in trade, transportation, and utilities, 707,600 in government, and 503,400 in manufacturing. Based on November 2008 data from the United States Bureau of Labor Statistics, the State ranked ninth among the states in non-agricultural employment, twelfth in services employment, eleventh in trade employment, eighth in government employment, and ninth in manufacturing employment. According to the U.S. Department of

Commerce, Bureau of Economic Analysis, per capita income in the State during the period from 1990 to 2007 grew from $17,295 to $33,636. Over a similar period, according to the North Carolina Employment Security Commission, the seasonally-adjusted labor force grew from 3,441,436 to 4,531,872, and it has undergone significant changes during this period, as the State has moved from an agricultural economy to a service and goods-producing economy. Income growth is projected to slow for the next two fiscal years with a modest rebound in wage and salary growth forecast for 2010. As reported by the North Carolina Employment Security Commission, the State’s seasonally-adjusted unemployment rate in November 2008 was 7.9% of the labor force, compared to the nationwide unemployment rate of 6.7% for the same period.

     Agriculture is another basic element of the State’s economy. In calendar year 2006, the State’s agricultural industry contributed over $66 billion to the State’s economy, accounted for 19% of the State’s income, and employed over 17% of the workforce. Gross agricultural income was almost $8.7 billion in 2007, placing the State eighth in the nation in gross agricultural income and third in the nation in net farm income. The poultry industry is the leading source of agricultural income in the State, accounting for approximately 38% of gross agricultural income in 2007, followed by the pork industry at approximately 22.1%, nursery and greenhouse products at approximately 10.2%, and the tobacco industry at approximately 6.7%. According to the State Commissioner of Agriculture, in 2007 the State ranked first in the nation in the production of all tobacco, flue-cured tobacco, sweet potatoes and Christmas trees; second in hogs, trout, and turkeys; and fourth in cucumbers for pickles and strawberries.

     A significant military presence in the State contributes further to the diversity of the State’s economic base. Over 6% of the State’s 2004 Gross State Product (total goods and services), or $18.1 billion, was attributed to the military sector in the State. The major military installations in the State are Camp Lejuene Marine Corps Base, New River Air Station, Fort Bragg Army Base, Pope Air Force Base, Cherry Point Marine Corps Air Station, and Seymour Johnson Air Force Base. The State created a task force, headed by the Lieutenant Governor, to assist the Federal Base Realignment and Closure Commission (the “BRAC Commission”) in reviewing proposed realignments and closures of Federal military bases. The BRAC Commission completed its review and submitted its recommendations to the President on September 8, 2005, which became law on November 9, 2005. The BRAC Commission recommended the closure of two reserve military centers and the realignment of six other military bases in the State. The impact on area employment for the State was minimal.

     The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer after consultation with the State Attorney General, an adverse decision in any of these cases would not materially adversely affect the State’s ability to meet its financial obligations.

     1. Hoke County et al. v. State of North Carolina, et al. (formerly Leandro, et al. v. State of North Carolina and State Board of Education) — Funding of Public Education. In 1994, students and boards of education in five counties in the State filed suit requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students intervened and alleged claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties’ systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law.

     The State filed a motion to dismiss, which was denied. On appeal the State Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties but remanded the case for trial on the claim for relief based on the Court’s conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. The trial on the claim of one plaintiff’s county was held in the Fall of 1999. In rulings issued in the Fall of 2000 and Spring of 2001, the trial court concluded that at-risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education, and ordered an investigation into why certain school systems succeed without additional funding. Following the State’s filing of an appeal of these rulings, the trial court re-opened the trial and called additional witnesses in the Fall of 2001.

     On April 4, 2002, the trial court issued its final order in the case, reaffirming its prior rulings and finding that the State must take all necessary actions to provide each child with the “sound basic education” guaranteed by the State Constitution. The trial court’s order directed the State to provide written reports every 90 days on the steps it has taken to comply with the order. On July 30, 2004, the State Supreme Court affirmed the majority of the trial court’s orders, thereby directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The Supreme Court did agree with the State that the trial court exceeded its authority in ordering pre-kindergarten programs for at-risk children. The State is now undertaking measures to respond to the trial court’s directives. The magnitude of State resources which may ultimately be required cannot be determined at this time; however, the total cost could exceed $100 million.

     2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. — Use of Administration Payments. On December 14, 1998, plaintiffs, including the county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe, and Lenoir Counties, filed suit requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. The trial court ruled in favor of plaintiffs on December 14, 2001. In its order, the trial court concluded that specifically identified monetary payments assessed and collected by state agencies are civil fines or penalties whose disposition is controlled by Article IX, Section 7 of the State Constitution. The trial court also concluded the statutes under which these funds are distributed are “unconstitutional and void” to the extent they provide that the money is to “go to agencies or for purposes other than the public schools.” Based upon these conclusions of law, the trial court directed the “clear proceeds” of the affected civil fines and penalties be remitted to the public schools. The trial court also declared “unconstitutional and void” the portions of the State Civil Penalty and Forfeiture Fund and the State School Technology Fund which operate to collect in a central fund and equitably distribute civil fines and penalties to the State’s school system for the purpose of supporting local school technology plans. The order required state agencies to remit civil fines and penalties directly to the local board(s) of education in the county in which the violation leading to the payment occurred for use in the board(s) discretion. Finally, the trial court determined a three-year statute of limitations applies, allowing the order to be enforced retroactively from the date the civil action was filed to include all affected civil fines and penalties collected by State agencies since December 1995. However, the court stayed the operation and enforcement of the order pending appeal.

     On appeal, the State Court of Appeals rendered a decision in September 2003 mostly favorable to the State. Further appeal was made to the State Supreme Court, which on July 1, 2005 affirmed in part and reversed in part the decision of the State Court of Appeals and concluded that a majority of the funds in dispute are civil penalties required to be paid into the Civil Penalty and Forfeiture Fund for the benefit of public schools. On August 8, 2008, the trial court entered judgment in favor of plaintiffs in the amount of $750 million. The State General Assembly is aware of the judgment and will determine how to respond.

     3. Southeast Compact Commission — Disposal of Low-Level Radioactive Waste. North Carolina and seven other southeastern states created the Southeast Interstate Low-Level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997, the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently petitioned the United States Supreme Court to allow the filing of its complaint against the State demanding repayment of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest, and attorneys’ fees. The United States Supreme Court denied the Compact’s petition in August 2001. On August 5, 2002, the Compact, with the addition of four member states as plaintiffs, filed a new motion requesting the United States Supreme Court to accept the claim under its original jurisdiction. On June 16, 2003, the United States Supreme Court accepted jurisdiction of the case, and the State filed an answer and motion to dismiss. On November 17, 2003, the motion to dismiss was denied, and the United States Supreme Court appointed a special master with authority to determine when additional pleadings will be filed in the case. The Special Master heard oral arguments on dispositive motions filed by both sides on September 3, 2004, and in September 2006 allowed North Carolina’s motions as to several claims. The parties will continue to litigate the remaining claims.

     4. State Employees Association of North Carolina v. State of North Carolina; Stone v. State of North Carolina — Diversion of Employer’s Retirement System Contribution. On May 22, 2001, SEANC filed an action demanding repayment of approximately $129 million in employer retirement contributions to the State retirement system. The Governor withheld, and subsequently used, the withheld funds under his constitutional authority to balance the State budget. The trial court dismissed the action on May 23, 2001 for lack of standing, among other things. Plaintiffs appealed to the State Court of Appeals, and on December 3, 2002, the Court of Appeals affirmed the trial court’s dismissal of the action for lack of standing. On June 13, 2003, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case back to the Court of Appeals for further consideration. The Court of Appeals remanded the case to the trial court without opinion and without considering any remaining issues.

     In June 2002, the Stone case was filed on behalf of individual State employees and retirees seeking repayment of withheld employer contributions and a prohibition against future diversions. A class comprised of all members of the retirement system was certified and the case proceeded through class notification and toward trial. On September 6, 2006 and on February 27, 2007, the trial court issued separate orders granting summary judgment in favor of plaintiffs on two of their claims that the diversion of funds violated the State Constitution, while granting summary judgment in favor of the State on the remaining claims. These orders did not direct any repayment of funds. On August 5, 2008, the State Court of Appeals affirmed the order of the trial court. The State will appeal this decision to the State Supreme Court.

     5. Goldston, et al. v. State of North Carolina, et al. — Diversion of Highway Trust Funds. On November 14, 2002, a former Secretary of the Department of Transportation and a retired State Senator sued the Governor and the State for using Highway Trust Fund money in the State’s General Fund. The Governor’s Executive Order No. 19 transferred $80 million from the Highway Trust Fund to the General Fund for purposes of balancing the State budget. Also, the General Assembly in its 2002 Special Session authorized this transfer and the transfer of an additional $125 million during fiscal year 2003 in the form of a loan to be repaid with interest through 2009. The suit alleges that these actions are unlawful and unconstitutional and requests a declaration that taxes collected for purposes of Highway Trust Fund expenditures cannot be used for other purposes. Summary judgment was granted in favor of the State on all issues, and plaintiffs appealed. In a unanimous decision filed September 20, 2005, the State Court of Appeals affirmed the granting of summary judgment in favor of the State. Plaintiffs filed a petition for discretionary review with the State Supreme Court, which agreed on March 3, 2006 to review a portion of the decision of the State Court of Appeals. On December 15, 2006, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case for further proceedings by the trial court. The trial court, on March 7, 2008, again granted summary judgment in favor of the State, and plaintiffs have appealed.

     6. Lessie J. Dunn, et al. v. State of North Carolina, et al. — Tax on Non-State Municipal Bonds. On February 9, 2004, plaintiffs, on behalf of a class of all others similarly situated, filed suit alleging that the State’s imposition and collection of State income tax on interest received by certain taxpayers on municipal bonds issued by non-North Carolina State and local governments constitutes a violation of the Commerce Clause of the United States Constitution. A similar case recently filed in Ohio was ultimately unsuccessful. The trial court granted class certification on June 14, 2005. The State appealed to the State Court of Appeals as to the composition of the class. On October 17, 2006, the State Court of Appeals unanimously affirmed the trial court’s class certification. The State’s Petition for Discretionary Review was granted by the State Supreme Court, but on December 7, 2007, the State Supreme Court ruled that its earlier grant of discretionary review was improvidently allowed, meaning that the Court of Appeals’ decision upholding class certification stands. The United States Supreme Court, however, has now rejected plaintiff’s argument in Kentucky v. Davis, and this case has been dismissed on the merits.

     7. State of North Carolina v. Philip Morris, Inc., et al. — Master Settlement Agreement (“MSA”) Payments. On April 20, 2006, the State filed a Motion for Declaratory Order in the State Business Court against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company seeking a declaration that: (1) in 2003, the State continuously had a qualifying statute in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the MSA; (2) the State is not subject to a Non-Participating Manufacturers’ Adjustment for 2003; and (3) defendants are obligated not to withhold or pay into a disputed payments account any payments due, or seek any offset of any payments made, on the basis that the State is subject to a Non-Participating Manufacturers’ Adjustment for 2003. Defendants filed a motion to compel arbitration of this case pursuant to the terms of the MSA. On December 4, 2006, the State Business Court granted

Defendants’ motion and ordered the parties to submit their dispute to an arbitration panel. Further litigation was stayed pending the outcome of the arbitration. The State may be unable to recover a portion of 2006’s MSA payment if it does not prevail in this litigation. The State has appealed.

     8. Wal-Mart Stores East, Inc. v. Tolson — Refund of Corporate Income Tax. On March 17, 2006, Wal-Mart filed a complaint seeking a refund of over $33.5 million in corporate income taxes. The case challenges the authority of the State’s Secretary of Revenue to require Wal-Mart to file a “combined return” on various statutory and constitutional grounds. On January 4, 2008, the trial court granted summary judgment in favor of the State, finding that Wal-Mart’s corporate structure for payment of rent had no real economic substance apart from its beneficial effect on Wal-Mart’s tax liability. Wal-Mart has filed a notice of appeal.

     9. Petroleum Traders Corporation (PTC) v. State — Refund of E-Procurement Fees. On July 19, 2006, Petroleum Traders Corporation (PTC) filed an action for declaratory judgment seeking a declaration that the State’s e-procurement fee is a tax and is unconstitutional under provisions of the State and Federal Constitutions. PTC claims to have itself paid over $1 million in e-procurement fees and seeks to have the action proceed as a class action, allegedly involving potential refunds in excess of $100 million. On June 26, 2007, the State’s motion to dismiss was allowed in part and denied in part. The State filed an appeal, and on May 20, 2008, the State Court of Appeals reversed and dismissed the entire lawsuit on the basis of sovereign immunity.

     10. Kevin Patrick Rowlette, et al. v. Richard Moore, State Treasurer — Interest on Unclaimed Property Refunds. On November 23, 2004, plaintiffs filed suit in Guilford County alleging that the State Treasurer’s retention of the interest and gain from property held in the Escheat Fund is an unconstitutional taking of property under the State Constitution and the United States Constitution. State law provides that the Treasurer holds unclaimed property in the Escheat Fund without liability to the owner for interest and that interest earned is payable to the State Education Assistance Authority for students at public institutions of higher education in the State, as provided by the State Constitution. Plaintiffs seek interest on past and future payments of claims by owners of monies, held in the Escheat Fund, and class certification for all persons receiving claims payments. The action was transferred to Wake County and heard on May 30, 2006. The trial court granted the State’s motion to dismiss on June 8, 2006, which was affirmed by the State Court of Appeals on February 19, 2008. Plaintiffs’ Petition for Discretionary Review was subsequently denied by the State Supreme Court.

     The State is also involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations. A review of the status of outstanding lawsuits involving the State by the State Attorney General did not disclose any other proceedings that are expected to have a material adverse effect on the financial position of the State.

     In its 1996 Short Session, the North Carolina General Assembly approved State general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November 1996. In March 1997, the State issued $450 million of the authorized school bonds. In November 1997, the State issued $250 million of the authorized highway bonds. In April 1998, the State issued an additional $450 million of the authorized school bonds. In April 1999, the State again issued an additional $450 million of the authorized school bonds. In September 2000, the State issued an additional $295 million of the authorized school bonds, and another $100 million of the authorized school bonds were issued in March 2001. In May 2002, the State issued the final $55 million of the authorized school bonds. In November 2003, the State issued an additional $400 million of the authorized highway bonds. The remaining $300 million of the authorized highway bonds were issued by the State in September 2004.

     On November 3, 1998, North Carolina voters approved the issuance of $800 million in clean water bonds and $200 million in natural gas facilities bonds. The clean water bonds provide grants and loans for needed water and sewer improvement projects for the State’s municipalities, and fund programs to reduce pollution in the State’s waterways. The natural gas bonds provide grants, loans and other financing for local distribution companies or state or local government agencies to build natural gas facilities, in part to help attract industry to the State’s rural regions. In September 1999, the State issued a total of $197.4 million of authorized clean water bonds and natural gas facilities bonds, $177.4 million of which were a combination of clean water bonds ($172.4 million) and natural gas facilities bonds ($5 million) and $20 million of which were solely natural gas facilities bonds. In October 1999, the State issued an additional $2.6 million of the authorized clean water bonds. In September 2000, the State issued an additional $5 million of the authorized natural gas facilities bonds. In March 2001, the State issued an additional

$30 million of the authorized clean water bonds. In March 2002, the State issued an additional $204.4 million of the authorized clean water bonds and an additional $35 million of the authorized natural gas facilities bonds. In April 2002, the State issued an additional $10.6 million of the authorized clean water bonds. In December 2002, the State issued an additional $18.8 million of the authorized clean water bonds and an additional $50 million of the authorized natural gas facilities bonds. In January 2003, the State issued an additional $2.9 million of the authorized clean water bonds. In April 2003, the State issued an additional $33 million of the authorized natural gas facilities bonds. In May 2003, the State issued an additional $3.65 million of the authorized clean water bonds. In March 2004, the State issued an additional $36 million of the authorized natural gas facilities bonds. The remaining $16 million of the authorized natural gas facilities bonds were issued by the State in January 2005.

     On November 7, 2000, North Carolina voters approved the issuance of $3.1 billion in general obligation higher education bonds to finance improvements to the facilities of the 16 public universities and 59 community colleges in the State. In March 2001, the State issued $250 million of the authorized higher education bonds. In May 2002, the State issued an additional $300 million of the authorized higher education bonds.

     In March 2003, the State issued bonds representing a consolidation of the clean water bonds and the higher education bonds in the approximate amount of $320 million. In April 2003, the State issued approximately $283.3 million of additional consolidated public improvement bonds. These two issuances consisted of a total of $38.4 million of the clean water bonds and $564.9 million of the higher education bonds. In March 2004, the State issued approximately $707.9 million of additional consolidated public improvement bonds. This issuance consisted of a total of $90.8 million of the clean water bonds and $617.1 million of the higher education bonds. An additional $15.255 million of the clean water bonds was issued separately by the State in March 2004. In January 2005, the State issued $705.5 million of additional consolidated public improvement bonds, consisting of a total of $41 million of the clean water bonds and $664.5 million of the higher education bonds. In March 2006, the State issued an additional $70 million of the authorized clean water bonds, and in June 2006, the State issued an additional $300 million of the authorized higher education bonds. In March 2007, the State issued the remaining $99.3 million of the authorized clean water bonds and $403.5 million of the authorized higher education bonds.

     In addition, the State refinanced over $1.8 billion of its existing debt in the years 2002 through 2007 to improve cash flow and to take advantage of lower interest rates by reducing its future debt service payments. Since 2002, the State has also issued approximately $1.24 billion in certificates of participation and lease-purchase revenue bonds. The fiscal year 2006-2007 budget authorized the issuance of up to $672.1 million of special indebtedness as follows: $429.3 million for psychiatric hospitals and a public health laboratory for the Department of Health and Human Services, $132.2 million for medical and mental health centers for the Department of Correction, $45.8 million for higher education projects, and $64.8 million for other State projects. In fiscal year 2008-2008, the State issued $275 million in certificates of participation, and on September 26, 2007, the State issued $287.6 million in Grant Anticipation Revenue Vehicle (GARVEE) bonds to pay for Federal road projects throughout the State, including repairs, resurfacing, and safety improvements along several interstates. The State General Assembly approved the use of GARVEE bonds in 2005, which will be repaid with Federal transportation money the State expects to receive in the years ahead, rather than through State tax revenues. Finally, on August 1, 2008, the State issued $200 million in Capital Improvement Limited Obligation Bonds, the repayment of which is limited to the funds appropriated for that purpose by the State General Assembly in its discretion. The purpose of these bonds is to finance various capital projects.

     The State currently has over $7 billion in outstanding long-term debt. The February 2008 study of the State Debt Affordability Advisory Committee reported that all of the State’s debt ratios are at or below median levels for the State’s peer group composed of states rated “triple A” by all three rating agencies. Thus, the study concludes that the State’s debt is considered manageable at current levels. Credit rating agencies consider a debt affordability study as a positive factor when evaluating issuers and assigning credit ratings.

     The State’s general obligation bonds are rated AAA with a “stable” outlook by Fitch Ratings, AAA with a “stable” outlook by Standard & Poor’s Rating Services, and Aaa with a “stable” outlook by Moody’s Investors Service, the highest ratings attainable. On January 12, 2007, Moody’s reinstated North Carolina’s Aaa rating, citing the State’s strong financial performance, replenishment of depleted reserves, recent economic gains that surpass national averages, and the State’s effective fiscal management and healthy financial outlook.

     Hurricane Isabel came ashore near Ocracoke on the Outer Banks of the State on September 18, 2003. The storm hammered the fragile Outer Banks and raked across the northeastern portion of the State, causing widespread destruction to homes, businesses, and farms. 47 of the State’s 100 counties were declared disaster areas. The State Department of Agriculture reported that damage to crops, livestock, and farm structures in the State exceeded $152 million. Damage to timber in the State was estimated at $565 million, with more than 833,000 acres sustaining some level of damage. By the end of December 2003, more than $155 million in Federal and State disaster assistance to individuals, households, local governments, and private nonprofits had been approved. The Federal government covered 75 percent of the costs; the State paid the other 25 percent.

     The State suffered the effects of six tropical weather systems in 2004. In August, Hurricanes Alex, Bonnie, and Charley caused flooding and widespread power outages in eastern North Carolina. In September, Hurricanes Frances, Ivan, and Jeanne devastated central and western North Carolina with torrential rainfall that spawned flash flooding and numerous debris flows, including mudslides and rock falls. Only Hurricanes Frances and Ivan met the criteria necessary to achieve a Federal Disaster Declaration, while Hurricanes Alex, Bonnie, Charley, and Jeanne met the criteria necessary for a State Disaster Declaration. These storms caused over $230 million in damages that wee eligible for state and Federal governmental assistance. The State’s share was approximately $90 million. In order to match Federal funds available to the State for Federal disaster recovery services, the Governor ordered State agencies to revert 0.75 percent of their 2004-05 budgets to provide $120 million for storm relief.

     Special Considerations Regarding Investment in Virginia State-Specific Obligations. The Virginia State-Specific Money Market Portfolio will invest primarily in Virginia State-Specific Obligations. For this reason, the Portfolio is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Portfolio. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

     In fiscal year 2007, Virginia’s economy continued to expand, however this growth was slightly below the national growth rate for the first time since 1996. Virginia’s personal income in current dollars grew by 5.2 percent in fiscal year 2007, the lowest growth in the three previous years. From 1996 to 2006, personal income in Virginia has been consistently above national levels.

     Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has large military installations, the Federal government has a significant economic impact on Virginia.

     Among the nonagricultural employment sectors in Virginia, the public administration sector, which includes Federal, state, and local government, is the largest, followed by professional and business activities, retail trade, and education and health.

     According to statistics published by the U.S. Department of Labor, Virginia’s unemployment rate from 1997 through 2007 was less than the national unemployment rate each year. Virginia is one of twenty-two states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or other work stoppages. Virginia is also one of the least unionized among the more industrialized states.

     Virginia’s state government operates on a two-year budget. The Constitution of Virginia vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. Virginia law provides that up to 15% of a general fund appropriation to an agency may be withheld, if required. An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. This Fund is available to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Fund consists of an amount not to exceed 10% of Virginia’s average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

     General Fund revenues are principally comprised of tax revenues. In recent fiscal years, most of the tax revenues have been derived from taxes imposed by Virginia on individual and fiduciary income, state sales and use, corporate income, premiums of insurance companies, and deeds, contracts, wills and suits. Historically, balances in the General Fund have decreased in some years, for example in fiscal years 1995, 2001, 2002, 2003 and 2008, and have increased at varying rates in other years, such as fiscal years 1996, 1997, 1998, 1999, 2000, 2004, 2005, 2006, and 2007. The General Fund balance decreased by $735.3 million in fiscal year 2008, a decrease of 24.9 percent from fiscal year 2007. Overall tax revenues increased by 1.15 percent from fiscal year 2007 to fiscal year 2008. Overall revenue and non-tax revenues increased by 1.3 percent and by 5.5 percent, respectively. Overall expenditures rose by 6.6 percent in fiscal year 2008, compared to an 11.3 percent increase in fiscal year 2007.

     The Debt Capacity Advisory Committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. The committee annually reviews the outstanding debt of the agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly.

     The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia’s full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

     Section 9(a) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies; subject to limitations on amount and duration, to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to Section 9(a)(2) may not exceed 30% of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

     Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide referendum. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three immediately preceding fiscal years. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25% of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

     Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

     Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia College Building Authority 21st Century College and Equipment Program, the Innovative Technology Authority, the Virginia Biotechnology Research Park Authority and several other long-term capital leases or notes have been supported all or in large part by General Fund appropriations.

     The Commonwealth Transportation Board has issued various series of bonds authorized under the State Revenue Bond Act. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.

     Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority bonds, Virginia Public School Authority bonds and the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt, but the General Assembly is not legally required to make any appropriation for such purpose. To date, none of these authorities has advised Virginia that any such deficiencies exist.

     As of June 30, 2006, local government in Virginia was comprised of 95 counties, 39 incorporated cities, and 36 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. According to figures prepared by the Auditor of Public Accounts of Virginia, the total outstanding debt of counties in the Commonwealth was approximately $11.1 billion as of June 30, 2006, most of which was borrowed for public school construction. The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $8.1 billion. The outstanding debt for towns, as of June 30, 2006, was calculated by the Auditor of Public Accounts to be approximately $483.6 million.

     On December 16, 2005, Governor Warner presented the Budget Bill (the “2006 Budget Bill”) for the 2006-2008 biennium, which began July 1, 2006. The Governor’s objectives with the bill were to continue Virginia’s financial stability for the long term, make targeted one-time investments that would provide future benefits without committing the Commonwealth to long-term funding obligations, and to maintain core services in K-12 education, capital outlay and maintenance, and public employee compensation. The 2006 Budget Bill included $34,374.6 million from the general fund in base spending, and total general fund resources of $34,419.2 million. Recommendations for new spending totaled $5,947.0 million, including $930.3 million for capital outlay funding. General fund budget savings of $57.3 million were also recommended. The 2006 Budget Bill included approximately $1,501.8 million in one-time general fund spending, including the $930.3 million for capital outlay, $339.0 million for transportation initiatives and $232.5 million for water quality improvements.

     New spending items in the 2006 Budget Bill representing major investments in Virginia’s future included $305.1 million to support enrollment growth, base adequacy and research facilities at institutions of higher education; $232.5 million for a one-time additional investment in water quality programs; $624.5 million for transportation projects and programs; $107.1 million to invest in community-based mental health and mental retardation services; $11.0 million for the preservation of forestlands in Virginia through the purchase of almost 10,000 acres of forest property; $55.7 million to increase energy efficiency at state facilities throughout Virginia; $43.8 million as incentive payments to semiconductor manufacturers that have met employment and investment targets; and $4.2 million to stimulate economic development in rural areas by expanding access to broadband networks.

     On January 24, 2006, Governor Kaine submitted executive amendments to the 2006 Budget Bill, which included $39.6 million to increase proposed K-12 instructional staff pay raises; $4.7 million to address cost overruns on the University of Virginia’s Medical Research Building; $4.0 million to address a revised cost estimate for Virginia Commonwealth University’s Medical Sciences Building II; and $3.5 million to provide additional support to localities relating to formula changes in criminal justice services program funding. The proposed amendments totaled $7.6 million in general fund savings and $15.1 million in additional general fund revenue.

     On June 20, 2006, the General Assembly passed a compromised budget for the 2006-2008 biennal. On December 15, 2006, Governor Kaine presented to the General Assembly his proposed amendments to the 2006 Budget Bill affecting the remainder of the 2006-2008 biennium. The Governor’s objectives were developed with the following goals in mind: maintain the Commonwealth’s financial stability for the long term; make targeted investments that will enhance Virginia’s ability to compete in a global economy; and meet the Commonwealth’s ongoing commitment to fund core services.

     Fiscal year 2006 ended with actual collections exceeding the forecast by $147 million or 1.0 percent. Nonwithholding and corporate income tax, the two most volatile revenue sources, continued to grow at unprecedented rates and contributed to the FY 2006 surplus. The General Assembly, in anticipation of this surplus, included $128 million into the beginning balance for FY 2007.

     The Governor’s budget amendments provided additional deposits to the Revenue Stabilization Fund totaling $152.7 million. This amount is comprised of $106.7 million in fiscal year 2007 and an additional $46.1 million in fiscal year 2008 (for a total fiscal year 2008 deposit of $184.3 million). With these deposits, the Fund will remain at its Constitutional maximum of $ 1.3 billion in fiscal year 2008. The Fund reached its Constitutional maximum for the first time in fiscal year 2006. Excess deposits (estimated at $36.9 million in fiscal year 2007 and $120.4 million in fiscal year 2008) will be transferred back to the general fund.

     After making the deposit to the Revenue Stabilization Fund, approximately 70 percent of the proposed new spending was proposed to be dedicated to transportation and higher education. The Governor restricted recurring expenses to targeted priorities that move Virginia forward in meeting health care, education, public safety, environmental and economic development objectives.

     The Virginia General Assembly sent an amended budget to the Governor on February 24, 2007. The budget retained many of the amendments originally introduced. Highlights included a $100 million investment to address capital projects and cost overruns in higher education; an increase in the state contribution for teacher salary increases and an increase in the retiree health care credit; a four percent salary increase for state employees, faculty at Virginia’s public institutions of higher education, and state supported local employees; additional funding for water quality improvements; and 5500 million from the general fund to meet some pressing transportation needs.

     Governor Kaine returned the budget bill requesting 17 amendments, primarily technical in nature. On April 4, 2007 the Budget Bill was enacted as Chapter 847 of the 2007 Acts of Assembly.

     On December 17, 2007, Governor Kaine presented the 2008 Budget Bill (House Bill 30/Senate Bill 30) (the “2008 Budget Bill”) for the 2008-2010 biennium. The 2008 Budget Bill was developed with the following four main objectives in mind:

  Maintain the Commonwealth’s financial stability for the long-term;

  Make targeted investments that will pay measurable returns in the future;

  Meet the Commonwealth’s ongoing commitment to fund core services; and

  Use program performance, financial incentives, and operational streamlining to promote better government.

     The 2008 Budget Bill included $36,174.3 million from the general fund in base spending, and total general fund resources of $36,197.7 million. Recommendations for new spending totaled $2,213.6 million, including $54.0 million for capital outlay funding. General fund budget savings of $463.6 million were also recommended.

     Major items in the 2008 Budget Bill recommended to meet the Commonwealth’s commitment to fund core services included $890.3 million for the estimated state cost of the technical re-benchmarking of the Standards of Quality for elementary and secondary schools and $254.7 million for a proposed salary increase for state and state-supported local employees, teachers and teaching and research faculty at higher education institutions.

     Other proposed spending items included $29.2 million to expand the existing Virginia Preschool Initiative serving at-risk students; $14.6 million to increase community services board emergency services capacity; $4.9 million in improvements aimed at offender reentry; $38.1 million in semiconductor manufacturing performance grants; and $15.1 million in the Governor’s Development Opportunity Fund. A Revenue Stabilization Fund deposit of $21.3 million in fiscal year 2009 based on actual tax revenues for fiscal year 2007 was anticipated.

     The Virginia General Assembly sent an amended budget to the Governor on March 13, 2008. The budget retained many of the items the Governor introduced. Highlights of the House and Senate conference report included: the funding for certain capital projects from VPCA/VCBA debt; 2 percent salary increase in both years for state employees and state-supported local employees; 2 percent salary increase for teachers on July 1, 2009; $22 million to increase the per pupil amount for the preschool initiative for disadvantaged four-year olds; $41.6 million for 600 new Mental Retardation waivers in FY 2009; almost $11.1 million per year for base adequacy for institutions of higher learning; retaining $15.1 million for the Governor’s Opportunity Fund; and providing $30 million in bond funding to be used for acquisition of open space lands, historic sites, and civil war battlefield preservation.

     The Governor returned the budget bill requesting 41 amendments, primarily technical in nature. The General Assembly accepted 34 of these amendments. On May 23, 2008 the Governor signed the Budget Bill with one veto, and the Budget Bill was enacted as Chapter 879 of the 2008 Virginia Acts of Assembly. The bill became effective July 1, 2008 (the “2008 Appropriation Act”).

     Most recently, Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), and Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) assigned the ratings of AAA, Aaa, and AAA, respectively, to the long-term general obligations bonds of Virginia.

     Such ratings reflect only the views of the respective rating agencies and an explanation of the significance of such ratings may be obtained only from the respective rating agency. There can be no assurance given that such ratings will be continued for any given period of time or that they will not be revised downward or withdrawn entirely by such rating agencies if, in their judgment, the circumstances so warrant.

     Special Considerations Regarding Investment in New Jersey State-Specific Obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New Jersey, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

     New Jersey Economic Information and Trends. New Jersey’s economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

     New Jersey’s economy continued to expand in 2007 but at a slower pace than 2006. New Jersey added approximately 117,800 jobs between the bottom of the employment cycle in March 2003 and December 2007. In 2007, payroll employment grew at an average annual rate of 0.1% after growing at rates of 0.8% in 2006, and 1.0% in 2005. New Jersey’s level of payroll employment in December 2007 was around 4.1 million, remaining above the 4 million mark for the 47th month in a row.

     New Jersey’s employment fell by -0.1% in May 2008 (-5,300 jobs) as compared to May 2007; this represents the first decline in 2008 as compared to a year ago. Most of the job losses reported in May 2008 were for the financial services sector (-8,300 jobs) reflecting the turmoil due to the subprime mortgage crisis. New Jersey also continues to have job losses in manufacturing (-8,000 jobs) and in construction (-4,700 jobs), which may remain weak if the housing sector continues to decline. The government sector also shed over 1,000 jobs during this period. Employment gains between May 2007 and May 2008 were primarily spread across the service providing sectors with particularly strong growth in education and health services (11,600 jobs) followed by professional business services (3,900 jobs) and other services (2,300 jobs), as compared to a year ago.

     The generally stable labor market conditions have kept New Jersey’s employment rate below 5.0% through March 2008; however, it has increased to 5.4% in May 2008, reflecting the recent softening trend. However, New Jersey’s unemployment rate remains below the national unemployment rate.

     According to the United States Commerce Department, Bureau of Economic Analysis in a release dated June 19, 2008, the preliminary growth rate for New Jersey’s personal income of 3.6% for the first quarter of 2008 came in below the revised growth rate of 5.1% for the fourth quarter of 2007.

     The housing sector is expected to continue to weaken in the months ahead with housing permits in 2008 expected to decline to approximately 20,000 units, significantly below the level of housing permits of approximately 34,000 units for 2006 and the approximately 25,000 units in 2007. Vehicle registrations fell by over 4% in 2007 and registrations for the first quarter of 2008 remain 9% below the same period a year ago. New vehicle registrations are projected to remain below the 600,000 vehicle registration level in 2008 and 2009.

     New Jersey and the nation are expected to continue to experience moderating economic growth in 2008. In the Beige Book on economic performance released by the Federal Reserve Board on June 11, 2008, the Federal Reserve Board stated the economic activity remained generally weak. The latest New Jersey economic forecasts from Global Insight, Moody’s, Economy.com, and Rutgers University expect continued economic growth at a moderate pace; however, financial market stresses and the slowing housing sector may lead to further slowing of economic growth.

     New Jersey’s economy is expected to follow the national trend in 2008. Employment is projected to contract slightly by approximately -0.2% in 2008 and stay flat in 2009. The personal income growth rate is expected to increase at a moderate pace of less than the 4.0% rate in 2008 and 2009.

     Inflation is expected to remain above the 3% rate expected in 2008, as higher energy and other commodity prices are a concern. However, the Federal Open Market Committee (the “Committee”) expects inflation to moderate later in 2008 into 2009. Low interest rates have supported spending in the housing sector and other consumer durables in New Jersey but further monetary easing not expected. However, as indicated at its June 2008 meeting, the Committee expressed its belief that the substantial easing of monetary policy to date along with the Committees efforts to foster market liquidity should help to promote moderate economic growth over time.

     New Jersey and the nation may experience further near-term deterioration in growth and the expected pace of economic expansion may stall if consumers, investors, and businesses become more concerned about energy prices, financial market turmoil and geopolitical tensions. To a large extent, the future direction of the economy nationally and in New Jersey hinges on the assumptions regarding economic recession, energy prices and stability in financial markets. With the positive impact of the Federal economic stimulus package along with supportive monetary and fiscal policies, the long term prospects for economic growth of New Jersey are expected to stabilize in late 2008 and beyond.

     New Jersey’s Budget and Appropriation System — Current Operating Expenses.

     The General Fund. New Jersey operates on a fiscal year beginning July 1 and ending June 30. The General Fund is the fund into which all New Jersey revenues, not otherwise restricted by statute, are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund. The New Jersey Legislature enacts an appropriations act on an annual basis which provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 2005 was $461.7 million, for fiscal year 2006 was $1,216.7 million and for fiscal year 2007 was $1,410.4 million. For fiscal years 2008 and 2009, the balance in the undesignated General Fund is estimated to be $400.5 and $116.8 million, respectively. The fund balances are available for appropriation in succeeding fiscal years.

     Tax and Revenue Anticipation Notes. In fiscal year 1992, New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from monies on deposit in the General Fund and Property Tax Relief Fund that are legally available for such payment.

     New Jersey Capital Project Financings.

     General Obligation Bonds. New Jersey finances certain capital projects through the sale of its general obligation bonds. These bonds are backed by the faith and credit of New Jersey. Certain state tax revenues and certain other fees are pledged to meet the principal payments, interest payments and redemption premium payments, if any, required to fully pay the bonds. The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 2008 was $2,801,345,482. The appropriation for the debt service obligation on outstanding projected indebtedness is $270.9 million for fiscal year 2009.

     Pay-As-You-Go. In addition to payment from bond proceeds, capital projects can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 2009, the amount appropriated for this purpose is $1,206.2 million.

     Other Long Term Debt Obligations of New Jersey.

     “Moral Obligation” Bonds. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet the payments of principal of and interest on the obligations and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as “moral obligation” bonds. Those New Jersey authorities and instrumentalities that issue bonds that constitute a “moral obligation” of New Jersey include: (i) New Jersey Housing and Mortgage Finance Agency; (ii) South Jersey Port Corporation; and (iii) New Jersey Higher Education Student Assistance Authority. There is no statutory limitation on the amount of “moral obligation” bonds which may be issued by eligible New Jersey entities.

     As of June 30, 2008, outstanding “moral obligation” bonded indebtedness issued by New Jersey entities total $1,720,175,000 and fiscal year 2009 debt service subject to “moral obligation” is $87,105,635.

     Obligations Supported by New Jersey Revenue Subject to Annual Appropriation. New Jersey has entered into a number of leases and contracts described below (collectively, the “Agreements” and each an “Agreement”) with several governmental authorities to secure the financing of various projects and programs in New Jersey. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects, including payments on swap agreements defined below. New Jersey’s obligations to make payments with respect to certain financings includes payments related to interest rate exchange agreements described below (“swap agreements”) entered into with respect to such financings. Under such swap agreements, the issuer will make periodic payments to the swap counterparty at either a fixed or variable rate of interest, and will receive periodic payments from the swap counterparty at either a variable or fixed rate of interest, such interest calculations based on the principal or “notional” amount of the swap agreement. If the swap agreement is terminated prior to its stated termination date, either the issuer or the swap counterparty may be required to make a termination payment to the other party. If the payments to an issuer under a swap agreement are not sufficient to pay the interest on the issuer’s related obligation, the issuer must pay such deficiency. New Jersey’s obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations. Below is a discussion of those financings pursuant to which State authorities and instrumentalities have entered into Agreements with New Jersey to secure the financing of various State projects.

     New Jersey Economic Development Authority. The New Jersey Economic Development Authority (“NJEDA”) issues bonds secured by Agreements pursuant to the following legislative programs: (i) Economic Recovery Bonds issued to finance various economic development purposes (with payments made by New Jersey pursuant to an Agreement being equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey, subject to appropriation by the New Jersey Legislature); (ii) Pension Bonds issued for the purpose of financing the unfunded accrued pension liability for New Jersey’s retirement system; (iii) Market Transition Facility Bonds issued to pay current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis; (iv) the School Facility Construction Bonds (the principal amount of bonds authorized to be issued is $8.9 billion for the “Abbott” districts, $3.5 billion for all other districts and $150 million for county vocational school district projects), pursuant to which the NJEDA issues bonds to finance New Jersey’s share of costs for school facility construction projects and debt service on the bonds is paid pursuant to a contract between the NJEDA and the New Jersey Treasurer; (v) pursuant to the Motor Vehicle Security and Customer Service Act, the NJEDA is authorized to issue bonds to pay the costs of capital improvements for the New Jersey Motor Vehicle Commission facilities (authorized in an amount not exceeding $160 million); (vi) pursuant to the Municipal Rehabilitation and Economic Recovery Act the NJEDA is authorized to issue bonds for the purpose of making loans and grants to sustain economic activity in qualified municipalities; (vii) pursuant to the Business Employment Incentive Program Act, the NJEDA is authorized to issue bonds to provide funds for the payment of, among other things, certain business employment incentive grants in consideration of the attainment of certain employment promotion targets; (viii) the lease financing program through which certain real property, office buildings and equipment are financed with NJEDA bonds (secured by Agreements between the New Jersey Treasurer and NJEDA); and (ix) pursuant to the Cigarette Tax Securitization Act of 2004, the NJEDA is authorized to issue bonds payable, and secured by, a portion, $0.0325 per cigarette, of the cigarette tax imposed pursuant to N.J.S.A. 54:40A-1 et seq.

     New Jersey Educational Facilities Authority. The New Jersey Educational Facilities Authority issues bonds secured by Agreements pursuant to seven separate legislative programs to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey’s public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; (iii) grants to public and private institutions of higher education to develop a technology infrastructure within and among New Jersey’s institutions of higher education; (iv) capital projects at county colleges; (v) grants to public and private institutions of higher education to finance the renewal, renovation, improvement, expansion, construction and reconstruction of educational facilities and technology infrastructures; (vi) grants to public libraries to finance the acquisition, expansion and rehabilitation of buildings to be used as public library facilities and the acquisition and installation of equipment to be located therein; and (vii) loans to public and private institutions of higher education and public or private secondary schools, military schools or boarding schools located in New Jersey which are required under the Dormitory Safety Trust Fund Act to install automatic fire suppression systems for the cost of or a portion of the cost of the construction, reconstruction, development, extension or improvement of dormitory safety facilities, including fire prevention and sprinkler systems.

     New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (the “NJTTFA”) for the purpose of funding a portion of New Jersey’s share of the cost of improvements to its transportation system. The principal amount of the NJTTFA’s bonds, notes or other obligations which may be issued in any fiscal year commencing with the fiscal year commencing July 1, 2006 and ending with the fiscal year beginning on July 1, 2010, generally may not exceed $1,600,000,000 in any fiscal year, as such amount shall be reduced in each of those fiscal years by the amount by which the appropriation of New Jersey funds to the Transportation Trust Fund Account for that fiscal year shall exceed $895,000,000; provided, however, that if a portion of that permitted amount of debt, less any reduction as provided above, is not incurred in a fiscal year, an amount not greater than the unused portion may be incurred in a subsequent fiscal year in addition to the amount otherwise permitted, subject to the approval of the Joint Budget Oversight Committee of the New Jersey Legislature. The bonds issued by the NJTTFA are special obligations of the NJTTFA payable from a contract among the NJTTFA, the New Jersey Treasurer and the Commissioner of Transportation, subject to appropriation of the New Jersey Legislature.

     New Jersey Building Authority. The New Jersey Building Authority (“NJBA”) issues bonds for the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings and correctional facilities. Pursuant to a lease agreement, New Jersey makes rental payments to NJBA in amounts sufficient to pay debt service on the NJBA bonds, subject to appropriation by the New Jersey Legislature.

     New Jersey Sports and Exposition Authority. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the “NJSEA”) to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer. Pursuant to such contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds, subject to appropriations by the New Jersey Legislature.

     Garden State Preservation Trust. In July 1999, New Jersey established the Garden State Preservation Trust (“GSPT”) for the purpose of preserving, as open space, farmland and historic properties. Pursuant to the enabling act of the GSPT, the principal amount of bonds, notes or other obligations which may be issued prior to July 1, 2009, other than refunding bonds, cannot exceed $1.15 billion. After July 1, 2009, only refunding bonds can be issued. The obligations to be issued by the GSPT will be special obligations of the GSPT payable from amounts paid to it under a contract between GSPT and the New Jersey Treasurer, subject to appropriations by the New Jersey Legislature.

     New Jersey Health Care Facilities Financing Authority. Pursuant to Legislation, the New Jersey Health Care Facilities Financing Authority is authorized to acquire, construct and lease a project to the New Jersey Department of Human Services (“DHS”) and to issue bonds to finance each project, the debt service on which shall be paid by DHS, subject to appropriations by the New Jersey Legislature.

     Under the Hospital Asset Transformation Program established by P.L. 2000, c. 98 and as amended by P.L. 2007, c.110, the New Jersey Health Care Facilities Financing Authority is authorized to issue bonds to provide funds to any nonprofit health care organization in order to, among other things, satisfy the outstanding indebtedness of a hospital, pay the costs of transitioning or terminating the provision of hospital acute care services at a specific location, including the costs of construction, renovation, equipment, information technology and working capital, and pay the costs associated with the closure or acquisition of a general hospital. Such bonds are special obligations to the New Jersey Health Care Facilities Financing Authority payable from amounts paid to it under a contract between the New Jersey Health Care Facilities Financing Authority and the New Jersey Treasurer, subject to appropriation by the New Jersey Legislature.

     Each of the NJEDA, the NJBA, the NJSEA and the NJTTFA have entered into a number of swap agreements with respect to certain bond issues. In each case, the outstanding aggregate principal amount of the bonds is equal to the aggregate notional amount of the swap agreements related thereto. The State’s obligation to make payments under the swap agreements is subject to appropriation by the New Jersey Legislature.

     New Jersey Certificates of Participation. New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement, subject to appropriation by the New Jersey Legislature.

     New Jersey Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to a portion of the debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey aid to counties equal to a portion of the debt service on bonds issued by or on behalf of counties for construction of county college facilities (P.L. 1971, c. 12, as amended). The New Jersey Legislature has no legal obligation to make such appropriations, but has done so to date for all obligations issued under these laws.

     Department of Human Services Programs. The NJEDA issues revenue bonds from time to time on behalf of non-profit community services providers. The payment of debt service on these bonds as well as the payment of certain other provider expenses is made by New Jersey pursuant to service contracts between DHS and these providers, subject to appropriation by the New Jersey legislature.

     Conduit Indebtedness of New Jersey Authorities and Instrumentalities. Certain State authorities and instrumentalities are authorized to issue debt on behalf of various private and governmental entities on a conduit basis. Under such circumstances, neither the New Jersey authority or instrumentality acting as a conduit issuer nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt are solely that of the entity on whose behalf the debt was issued. Those State authorities and instrumentalities that issue debt on behalf of private and governmental entities on a conduit basis include: (i) the New Jersey Economic Development Authority; (ii) the New Jersey Health Care Facilities Financing Authority; (iii) the New Jersey Educational Facilities Authority; (iv) the New Jersey Housing and Mortgage Finance Agency; (v) the New Jersey Environmental Infrastructure Trust; and (vi) the New Jersey Redevelopment Agency.

     Counties and Municipalities.

     Regulation of County and Municipal Finance. New Jersey’s county and municipal finance system is regulated by various statutes designed to assure that all county and municipal governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the “Division”) in the New Jersey Department of Community Affairs.

     The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) (the “Local Budget Law”) imposes specific budgetary procedures upon counties and municipalities (“local units”). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the “Director”). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division. The Division reviews all local unit annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered (i) to require changes for compliance with law as a condition of approval; (ii) to disapprove budgets not in accordance with law; and (iii) to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every local unit annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for (i) principal of and interest on indebtedness falling due in the fiscal year, (ii) deferred charges, and (iii) other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

     The Local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the “Cap Law”) limits the year-to-year increase of the total appropriations of any local unit to either 2.5% or a cost-of-living adjustment determined annually by the Director, whichever is less. However, where the cost-of-living adjustment is less than 2.5%, the Cap Law also permits the governing body of any local unit to approve the use of a higher percentage rate up to 3.5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law’s limitation on increases in appropriations. The principal exceptions to these limitations are: (i) municipal and county appropriations to pay debt service requirements; (ii) requirements to comply with certain other New Jersey or Federal mandates; (iii) appropriations of private and public dedicated funds; (iv) amounts approved by referendum; and (v) in the case of municipalities only, to fund the preceding year’s cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

     Additionally, new legislation constituting P.L. 2007, c.62, effective April 3, 2007, imposes a 4% cap on the tax levy of a municipality, county, fire district or solid waste collection district, with certain exceptions and subject to a number of adjustments. The exclusions from the limit include increases required to be raised for debt service on the local unit’s bonds and notes, increases to replace certain lost state aid, increases in certain pension contributions, increases in the reserve for uncollected taxes required for municipalities, and certain increases in health care costs over 4%. The Division may approve waivers for certain extraordinary costs identified by statute, and voters may approve increases over 4% not otherwise permitted by a vote of 60% of the voters voting on a public question.

     Regulation of the Issuance of Bonds by Counties and Municipalities. New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than fiscal year adjustment bonds). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt (“statutory deduction”) from all authorized debt of the local unit in computing whether a local unit has exceeded its statutory debt limit. The Local Bond Law permits the issuance of certain obligations, including obligations issued for certain emergency or self liquidating purposes, notwithstanding the statutory debt limitation described above, but, with certain exceptions, it is then necessary to obtain the approval of the Local Finance Board.

     School Districts.

     Regulation of School District Finance. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts, takes office. Type I school districts, most commonly found in cities, have a board of education, appointed by the mayor or the chief executive officer of the municipality, constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts. The New Jersey Department of Education has been empowered with authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the “School Intervention Act”). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent.

     New Jersey’s school districts operate under the same comprehensive review and regulation as do its counties and municipalities, including, without limitation, the new legislation constituting P.L. 2007, c.62, effective April 3, 2007, discussed above. Certain exceptions and differences are provided, but New Jersey’s supervision of school finance closely parallels that of local governments.

     Regulation of the Issuance of Bonds by School Districts. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the “School Bond Law”), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see “Counties and Municipalities — Regulation of the Issuance of Bonds by Counties and Municipalities” herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by local units, they are subject to debt limits (which vary depending on the type of school system) and to New Jersey regulation of their borrowing.

     School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State-operated school district.

     If school bonds of a Type II school district will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district’s borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Department of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

     In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

     School District Lease Purchase Financings. School districts are permitted to enter into lease purchase agreements for the acquisition of equipment or for the acquisition of land and school buildings in order to undertake the construction or the improvement of the school buildings. Lease purchase agreements for equipment cannot exceed five years. Lease purchase agreements for school facilities must be approved by the Commissioner, the voters or the board of school estimate, as applicable. The payment of rent on an equipment lease and on a five year and under facilities lease purchase agreement is treated as a current expense and is within the cap on the school district’s budget. Under the Comprehensive Education Improvement and Financing Act, lease purchase payments on leases in excess of five years will be treated as debt service payments and therefore receive debt service aid if the school district is entitled and will be outside the school district’s spending limitation of the General Fund.

     New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated fund for the support of free public schools (the “Fund”). Amendments to the Act provide that the Fund will be divided into two school bond reserve accounts. All bonds issued prior to July 1, 2003 shall be benefited by a school bond reserve account funded in an amount equal to 1 1/2% of the aggregate amount of issued and outstanding bonded indebtedness of New Jersey counties, municipalities or school districts for school purposes issued prior to July 1, 2003 and all bonds issued on or after July 1, 2003 shall be benefited by a school bond reserve account equal to 1% of the aggregate amount of issued and outstanding bonded indebtedness of New Jersey counties, municipalities or school districts for school purposes issued on or after July 1, 2003, provided in each case, that such amounts do not exceed the moneys available in the applicable account. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this Fund.

     Local Financing Authorities.

     Regulation of Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies, created by local units, which are empowered (i) to issue bonds, (ii) to impose facility or service charges, or (iii) to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or Federal financial restrictions are exempted, but only to the extent of that difference.

     Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

     Regulation of the Issuance of Bonds by Local Financing Authorities. Certain local authorities are authorized to issue debt on behalf of various entities on a conduit basis. Under such circumstances, neither the local authority acting as a conduit issuer, the local unit creating such local authority nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued. The Local Finance Board reviews, conducts public hearings, and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a local unit and an authority or special district.

     Pollution Control Bonds. In the 1970’s, the New Jersey Legislature initiated a comprehensive statutory mechanism for the management of solid waste disposal within New Jersey that required each county to develop a plan for county-wide controlled flow of solid waste to a franchised location. The controlled flow of solid waste to a franchised location enabled the imposition of above-market-rate disposal fees. Most counties created independent local authorities or utilized existing local authorities in order to finance, with the proceeds of bonds, the technically complex and expensive infrastructure required to implement this statutory mechanism. Typically, the primary security for the amortization of the bonds was the above-market-rate disposal fees, although some bonds were further secured by a guaranty of the respective county. On May 1, 1997, in Atlantic Coast Demolition & Recycling, Inc. v. Board of Chosen Freeholders of Atlantic County, 112 F.3d 652 (3d Cir. 1997), the United States Court of Appeals for the Third Circuit held that New Jersey’s system of controlled flow of solid waste to franchised locations unconstitutionally discriminated against out-of-State operators of waste disposal facilities and, therefore, violated the Commerce Clause of the United States Constitution. Subsequently, the United States Supreme Court denied a petition for writ of certiorari. This decision has terminated controlled flow of solid waste to franchised locations within New Jersey. In the absence of controlled flow, franchisees facing competition from other operators of waste disposal facilities are unable to charge above-market-rate disposal fees. The reduction of such fees to competitive levels has reduced correspondingly the primary source of security for the outstanding bonds of the local authorities. The facts relevant to each local authority within New Jersey remain unique. Some local authorities have successfully implemented refunding and work-out financings. Other local authorities have eliminated revenue shortfalls through the imposition of special waste disposal taxes. In other cases, revenue shortfalls continue, but bond payment defaults by such local authorities have been avoided as a result of a New Jersey program by which New Jersey to date has voluntarily provided financial assistance to qualifying local authorities to satisfy bond payment obligations on a given bond payment date. However, no assurance can be given that such New Jersey subsidies will be made available to such local authorities in the future (or that sufficient funds will be made available to New Jersey for such purpose), particularly given recent New Jersey budget reductions.

     Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of “qualified bonds.” Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner of Education of New Jersey, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall withhold from certain New Jersey revenues or other New Jersey aid payable to the municipalities, or from New Jersey school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These “qualified bonds” are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey.

     Litigation of the State of New Jersey.

     General. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, State agencies and State employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

     New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of these claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. In addition, at any given time, there are various numbers of contract and other claims against New Jersey and New Jersey agencies, including environmental claims asserted against New Jersey, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters seek recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

     At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry of New Jersey and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $148,600,000 for tort and medical malpractice claims pending as of December 31, 2007. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry of New Jersey, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

     Lawsuits currently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure are described in official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information.

ADDITIONAL INVESTMENT LIMITATIONS

     Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio’s outstanding shares (as defined below under “Miscellaneous”).

Money Market Portfolios:

     1. Each of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio’s total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio’s total assets (taken at current value) may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

     2. No Portfolio may borrow money or issue senior securities, except that each Portfolio may borrow from banks and (other than a Municipal Money Market Portfolio) enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio’s total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio’s investment practices are not deemed to be pledged for purposes of this limitation.

     3. Each of the Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Money Market Portfolio, on the other hand, may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the financial services industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued (as defined in Investment Limitation number 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of non-U.S. banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     4. Each of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will invest at least 80% of its net assets in AMT Paper (defined below) and instruments the interest on which is exempt from regular Federal income tax, except during defensive periods or during periods of unusual market conditions.

     5. The Municipal Money Market Portfolio will invest at least 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of Federal alternative minimum tax, except during defensive periods or during periods of unusual market conditions.

     AMT Paper is defined as Municipal Obligations the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax.

Non-Money Market Portfolios:

     Each of the Non-Money Market Portfolios (other than the Health Sciences Opportunities, Global Resources and All-Cap Global Resources Portfolios) may not:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

     Each of the Non-Money Market Portfolios may not:

     2. Purchase any securities which would cause 25% or more of the value of the Portfolio’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) the Science & Technology Opportunities Portfolio may cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in a single industry in the science and technology sectors as defined in its Prospectuses; (b) the Health Sciences Opportunities Portfolio will cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in health sciences or related industries as described in the Prospectuses; (c) the Global Resources and All-Cap Global Resources Portfolios will each cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in energy or natural resources industries as described in the Prospectuses; (d) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (e) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (f) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     Each Non-Money Market Portfolio (other than the Asset Allocation and Global Opportunities Portfolios) may not:

     3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio’s total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio’s investment practices are not deemed to be pledged for purposes of this limitation.

     None of the Asset Allocation and Global Opportunities Portfolios may:

     4. Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

All Portfolios:

No Portfolio may:

     1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

     3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio’s investment objective, policies and limitations may be deemed to be underwriting.

     4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and, in the case of the Exchange, Small/Mid-Cap Growth, Aurora, Capital Appreciation, Health Sciences Opportunities, Global Resources, All-Cap Global Resources and Global Opportunities Portfolios, currencies.

     5. Purchase securities of companies for the purpose of exercising control.

     6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio’s transactions in futures contracts and related options or a Portfolio’s sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities (publicly traded securities in the case of each Money Market Portfolio) of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

     8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities. See “Investment Policies-Additional Information on Investment Strategies-Securities Lending” above.

     9. Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

     In addition, in compliance with Rule 35d-1 under the 1940 Act, each Municipal Money Market Portfolio’s requirement that it invest at least 80% of its assets in certain Municipal Obligations, as described in each Portfolio’s Prospectuses, is a fundamental policy that may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio’s outstanding shares (as defined below under “Miscellaneous”).

     Although the foregoing investment limitations would permit the Money Market Portfolios to invest in options, futures contracts and options on futures contracts, and to sell securities short against the box, those Portfolios do not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a “demand feature” or “put” as permitted under SEC regulations for money market funds). Prior to making any such investments, a Money Market Portfolio would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

     Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Manager determines that it is practicable to sell or close out the investment without undue market or tax consequences.

TRUSTEES AND OFFICERS

THE FUND

     The Board of Trustees of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the 1940 Act (the “non-interested Trustees”). The following discussion of the Trustees and officers of the Fund is also applicable to the Master LLC. The Master LLC has the same Board of Trustees and officers as the Fund. The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

     The Board has five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee.

     The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Fund’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Fund and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Fund’s internal audit function provided by its investment advisor, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Fund’s investments; and (8) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended September 30, 2008, the Audit Committee met four times.

     The members of the Governance and Nominating Committee (the “Governance Committee”) are Matina Horner (chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Fund and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended September 30, 2008, the Governance Committee met four times.

     The members of the Compliance Committee are Joseph Platt (chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Fund, the fund-related activities of BlackRock and the Fund’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Fund and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Fund’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Fund’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended September 30, 2008, the Compliance Committee met five times.

     The members of the Performance Oversight Committee (the “Performance Committee”) are David O. Beim (chair), Toby Rosenblatt (vice chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are non-interested Trustees, and Richard S. Davis, an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Fund’s investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Fund’s investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee. During the fiscal year ended September 30, 2008, the Performance Committee met four times.

     The members of the Executive Committee (the “Executive Committee”) are Ronald W. Forbes, Rodney D. Johnson and Richard S. Davis. Messrs. Forbes and Johnson are non-interested Trustees and Mr. Davis is an interested Trustee. The principal responsibilities of the Executive Committee are to (i) act on routine matters between meetings of the Board of Trustees, (ii) act on such matters as may require urgent action between meetings of the Board of Trustees, and (iii) exercise such other authority as may from time to time be delegated to the Committee by the Board of Trustees. The Board expects to adopt a written charter for the Executive Committee. The Executive Committee was formed after the close of the fiscal year ended September 30, 2008 and so had no meetings during that period.

     Prior to November 1, 2007, the Board then in office had five standing committees; the Audit Committee, the Governance and Nominating Committee, the Compliance Committee, the Valuation and Pricing Committee and the Performance Review Committee. These Committees did not meet in the period from October 1, 2007 to November 1, 2007.

Biographical Information

     Certain biographical and other information relating to the non-interested Trustees is set forth below, including their year of birth, their principal occupation for at least the last five years, the length of the time served, the total number of investment companies and portfolios overseen in the complex of funds advised by the Manager or its affiliates (“BlackRock-advised funds”) and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non -Interested Trustees:[1]

David O. Beim[3] 40 East 52nd Street New York, NY 10022 1940	Trustee	2007 to present	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and culture center) from 1990 to 2006.	34 Funds 81 Portfolios	None

Ronald W. Forbes[4] 40 East 52nd Street New York, NY 10022 1940	Trustee	2007 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Dr. Matina Horner[5] 40 East 52nd St New York, NY 10022 1939	Trustee	2004 to present	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

(footnotes appear on page 104)

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Rodney D. Johnson[4] 40 East 52nd Street New York, NY 10022 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 Funds 81 Portfolios	None

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee	2007 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.	34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	2007 to present	Professor, Harvard University Business School since 1989; Director, Harvard University Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr.[6] 40 East 52nd Street New York, NY 10022 1947	Trustee	2007 to present	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998.	34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt[7] 40 East 52nd Street New York, NY 10022 1938	Trustee	2005 to present	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceu- ticals)

Kenneth L. Urish[8] 40 East 52nd Street New York, NY 10022 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

(footnotes are on next page)

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005, Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) since 2004; Director, Tippman Sports (recreation) since 2005.	34 Funds 81 Portfolios	None

Interested Trustees[1,9]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	2007 to present	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.	174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	2007 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	174 Funds 286 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s Board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D.
Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
3	Chair of the Performance Committee.
4	Co-Chair of the Board of Trustees.
5	Chair of the Governance Committee.
6	Chair of the Compliance Committee.
7	Vice Chair of the Performance Committee.
8	Chair of the Audit Committee.
9	Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his former positions with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities.

     Certain biographical and other information relating to the officers of the Fund is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Fund Officers[1]
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	President and Chief Executive Officer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.	184 Funds 296 Portfolios	None

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	2003 to present	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.	174 Funds 286 Portfolios	None

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.	174 Funds 286 Portfolios	None

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	174 Funds 286 Portfolios	None

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	2007 to present	Anti-Money Laundering Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.	174 Funds 286 Portfolios	None

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	2007 to present	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.	174 Funds 286 Portfolios	None

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Share Ownership

     Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2008 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds
Interested Trustees:
Richard S. Davis	$50,001-$100,000	over $100,000
Henry Gabbay	None	over $100,000
Non-Interested Trustees[1]:
David O. Beim	$50,001-$100,000	$50,001-$100,000
Ronald W. Forbes	$10,001-$50,000	over $100,000
Dr. Matina Horner	$50,001-$100,000	$50,001-$100,000
Rodney D. Johnson	over $100,000	over $100,000
Herbert I. London	$10,001-$50,000	over $100,000
Cynthia A. Montgomery	over $100,000	over $100,000
Joseph P. Platt, Jr.	$10,001-$50,000	over $100,000
Robert C. Robb, Jr.	over $100,000	over $100,000
Toby Rosenblatt	over $100,000	over $100,000
Kenneth L. Urish	None	None
Frederick W. Winter	$50,001-$100,000	$50,001-$100,000

1	Each of the non-interested Trustees (other than Dr. Horner and Mr. Rosenblatt) assumed office on November 1, 2007. Trustees of the Fund are eligible to purchase Institutional Shares of the Portfolio. The Trustees anticipate purchasing additional shares of the Supervised Funds.

     As of January 1, 2009, the Trustees and officers of the Fund then in office as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2008, none of the non-interested Trustees of the Fund then in office or their immediate family members owned beneficially or of record any securities of affiliates of the Manager.

Compensation of Trustees

     Each Trustee who is a non-Interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as Trustee to the BlackRock-advised funds, including the Fund, and a $25,000 Board meeting fee to be paid for each Board meeting up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. In addition, the Co-Chairs of the Board of Trustees are each paid as compensation an additional annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee, and Performance Committee are paid as compensation an additional annual retainer of $25,000. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The Fund compensates the Chief Compliance Officer for his services as its Chief Compliance Officer. The Fund may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

     The following table sets forth the compensation earned by the non-Interested Trustees for the fiscal year ended September 30, 2008, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2008.

Name	Compensation from the Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Fund and Other BlackRock- Advised Funds[1]
David O. Beim[2]	$55,437	None	$300,000
Ronald W. Forbes[3]	$57,220	None	$320,000
Dr. Matina Horner[4]	$55,713	None	$285,000
Rodney D. Johnson[3]	$57,220	None	$320,000
Herbert I. London	$53,207	None	$275,000
Cynthia A. Montgomery	$53,207	None	$275,000
Joseph P. Platt, Jr.[5]	$55,437	None	$300,000
Robert C. Robb, Jr	$53,207	None	$275,000
Toby Rosenblatt[6]	$60,528	None	$300,000
Kenneth L. Urish[7]	$55,437	None	$300,000
Frederick W. Winter	$53,207	None	$275,000

1	For the number of BlackRock-advised funds from which each non-interested Trustee receives compensation, see the Biographical Information chart beginning on page I-102.
2	Chair of the Performance Committee.
3	Co-Chair of the Board of Directors.
4	Chair of the Governance Committee.
5	Chair of the Compliance Committee.
6	Vice-Chair of the Performance Committee.
7	Chair of the Audit Committee.

     Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Fund on November 1, 2007. From November 1, 2007 through September 30, 2008, Mr. Kindelan received approximately $4,816 in compensation from the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund’s Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the Trustees or Fund shall look solely to the trust property for payment; that no Trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that Trustees are entitled to indemnification.

     MANAGEMENT, ADMINISTRATION, DISTRIBUTION AND SERVICING ARRANGEMENTS

     Management and Sub-Advisory Agreements. The advisory and sub-advisory services provided by BlackRock, BIMC, BFM and BIL, and the fees received by BlackRock for such services, are described in the Prospectuses.

     For their advisory and sub-advisory services, BlackRock, BIM, BIMC, BFM and BIL, as applicable, are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below.

Small Cap Value Equity and Small Cap Growth Equity Portfolios

Average Daily Net Assets	Management Fee
First $1 billion	.550%
$1 billion – $2 billion	.500
$2 billion – $3 billion	.475
Greater than $3 billion	.450

Capital Appreciation Portfolio

Average Daily Net Assets	Management Fee
First $1 billion	.650%
$1 billion – $2 billion	.600
$2 billion – $3 billion	.575
Greater than $3 billion	.550

Aurora Portfolio

Average Daily Net Assets	Management Fee
First $1 billion	.850%
$1 billion – $2 billion	.800
$2 billion – $3 billion	.750
Greater than $3 billion	.700

Small/Mid-Cap Growth, Health Sciences Opportunities, Global Resources And
All-Cap Global Resources Portfolios

Average Daily Net Assets	Management Fee
First $1 billion	.750%
$1 billion – $2 billion	.700
$2 billion – $3 billion	.675
Greater than $3 billion	.650

Mid-Cap Value Equity And Mid-Cap Growth Equity Portfolios

Average Daily Net Assets	Management Fee
First $1 billion	.800%
$1 billion – $2 billion	.700
$2 billion – $3 billion	.650
Greater than $3 billion	.625

Asset Allocation Portfolio

Average Daily Net Assets	Management Fee	Sub-Advisory Fee to BFM
First $1 billion	.550%	.400%
$1 billion – $2 billion	.500	.350
$2 billion – $3 billion	.475	.325
Greater than $3 billion	.450	.300

International Opportunities Portfolio

Average Daily Net Assets	Management Fee	Sub-Advisory Fee to BIL
First $1 billion	1.00%	.85%
$1 billion – $2 billion	.95	.80
$2 billion – $3 billion	.90	.75
Greater than $3 billion	.85	.70

U.S. Opportunities Portfolio

Average Daily Net Assets	Management Fee
First $1 billion	1.100%
$1 billion – $2 billion	1.050
$2 billion – $3 billion	1.025
Greater than $3 billion	1.000

Science & Technology Opportunities Portfolio

Average Daily Net Assets	Management Fee
First $1 billion	.90%
$1 billion – $2 billion	.85
$2 billion – $3 billion	.80
Greater than $3 billion	.75

Global Opportunities Portfolio

Average Daily Net Assets	Management Fee	Sub-Advisory Fee to BFM (as % of average daily net assets allocated to fixed income investments)
First $1 billion	.90%	.400%
$1 billion – $2 billion	.85	.350
$2 billion – $3 billion	.80	.325
Greater than $3 billion	.75	.300

Small Cap Core Equity and Exchange Portfolios

Management Fee as percent of daily net assets
Small Cap Core Equity Portfolio	1.00%
Exchange Portfolio	0.50

Money Market Portfolios

Average Daily Net Assets	Management Fee	Sub-Advisory Fee to BIMC
First $1 billion	.450%	.400%
$1 billion – $2 billion	.400	.350
$2 billion – $3 billion	.375	.325
Greater than $3 billion	.350	.300

     BlackRock renders advisory services to each of the Portfolios pursuant to a management agreement (the “Management Agreement”). BIMC served as manager to each Portfolio (other than the New Jersey Municipal Money Market Portfolio) from the commencement of operations of each Portfolio until January 4, 1996.

     BFM renders sub-advisory services to the Asset Allocation and Global Opportunities Portfolios pursuant to sub-advisory agreements. BIL renders sub-advisory services to the International Opportunities Portfolio pursuant to a sub-advisory agreement. BIMC renders sub-advisory services to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market,

North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios pursuant to sub-advisory agreements. The Management Agreement with BlackRock and the above-referenced sub-advisory agreements are collectively referred to as the “Advisory Contracts.”

     Under the relevant Advisory Contracts, BlackRock, BIMC, BFM and BIL are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock, BIMC, BFM and BIL are liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts is terminable as to a Portfolio by vote of the Fund’s Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days’ written notice to BlackRock, BIMC, BFM or BIL, as the case may be. BlackRock, BIMC, BFM and BIL may also terminate their advisory relationship with respect to a Portfolio on 60 days’ written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of its assignment.

     For the period from October 1, 2007 through September 30, 2008, the Fund paid BlackRock management fees (after waivers), and BlackRock waived management fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$5,380,246	$1,811,476	$36,378
U.S Treasury Money Market	$1,693,625	$896,415	$4,593
Municipal Money Market	$1,010,597	$546,666	$1,045
New Jersey Municipal Money Market	$479,926	$372,544	$2,156
North Carolina Municipal Money Market	$86,422	$274,587	$3,566
Ohio Municipal Money Market	$396,064	$332,278	$1,736
Pennsylvania Municipal Money Market	$2,030,530	$859,399	$11,638
Virginia Municipal Money Market	$139,955	$337,716	$8,132
Capital Appreciation	$1,406,373	$274,008	$16,365
Mid-Cap Value	$6,257,553	$2,834	$1,433,407
Mid-Cap Growth Equity	$2,784,099	—	$24,311
Aurora	$8,836,991	—	$496,734
Small/Mid-Cap Growth	$1,596,571	—	$244,277
Small Cap Value Equity	$232,708	$63,397	$1,315
Small Cap Core Equity	$960,094	$5,908	$80,370
Small Cap Growth Equity	$5,018,793	—	$246
Science & Technology Opportunities	$334,140	$39,658	$67,451
Global Resources	$8,825,597	—	$38,868
All-Cap Global Resources	$10,123,903	—	$27,575
Health Sciences Opportunities	$9,326,422	—	—
U.S. Opportunities	$6,326,651	$1,958,665	$302,341
Global Opportunities	$1,012,287	$1,858	$5,199
International Opportunities	$14,609,963	—	$122
Asset Allocation	$3,863,092	—	$8,296
Exchange	$1,328,352	$52,714	$5,084

     For the period from October 1, 2006 through September 30, 2007, the Fund paid BlackRock management fees (after waivers), and BlackRock waived management fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$4,890,833	$2,027,489	$66,663
U. S. Treasury Money Market	$1,248,204	$745,987	$5,547
Municipal Money Market	$890,111	$583,577	$1,961
New Jersey Municipal Money Market	$440,013	$369,672	$2,998
North Carolina Municipal Money Market	$75,881	$265,347	$4,256
Ohio Municipal Money Market	$383,005	$311,470	$4,188
Pennsylvania Municipal Money Market	$1,801,166	$842,878	$19,711
Virginia Municipal Money Market	$92,043	$255,858	$8,579

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Capital Appreciation	$1,439,638	$182,255	$25,276
Mid-Cap Value	$8,181,483	$29,745	$1,207,433
Mid-Cap Growth Equity	$3,223,639	$0	$66,870
Aurora	$14,529,034	$0	$251,964
Small/Mid-Cap Growth Equity	$2,108,906	$0	$434,365
Small Cap Value Equity	$439,292	$6,427	$6,546
Small Cap Core Equity Portfolio	$934,936	$138	$34,165
Small Cap Growth Equity	$4,240,886	$0	$11,012
Science & Technology Opportunities	$221,853	$84,200	$46,654
Global Resources	$6,962,320	$0	$27,902
All-Cap Global Resources	$7,273,881	$0	$178,770
Health Sciences Opportunities	$8,294,893	$0	$25,928
U.S. Opportunities	$3,091,106	$900,064	$200,118
Global Opportunities	$648,979	$5,732	$73,085
International Opportunities	$13,691,113	$0	$5,684
Asset Allocation	$4,296,104	$0	$21,892
Exchange	$1,459,572	$53,626	$6,515

     For the period from October 1, 2005 through September 30, 2006, the Fund paid BlackRock management fees (after waivers), and BlackRock waived management fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$4,158,307	$2,373,136	$49,800
U. S. Treasury Money Market	$1,171,799	$852,468	$6,231
Municipal Money Market	$815,433	$609,697	$2,281
New Jersey Municipal Money Market	$389,154	$382,036	$3,339
North Carolina Municipal Money Market	$71,488	$227,361	$3,967
Ohio Municipal Money Market	$336,700	$333,578	$4,065
Pennsylvania Municipal Money Market	$1,529,582	$939,078	$19,957
Virginia Municipal Money Market	$23,838	$162,410	$5,069
Capital Appreciation	$1,724,264	$0	$4,920
Mid-Cap Value	$6,092,211	$274,417	$621,134
Mid-Cap Growth Equity	$3,412,720	$70,119	$65,827
Aurora	$18,954,278	$0	$74,520
Small/Mid-Cap Growth Equity	$2,103,465	$47,061	$309,454
Small Cap Value Equity	$603,621	$8,022	$8,184
Small Cap Core Equity Portfolio	$705,739	$18,075	$29,156
Small Cap Growth Equity	$3,428,141	$0	$19,637
Science & Technology Opportunities	$232,551	$36,236	$61,171
Global Resources	$8,729,489	$0	$8,862
All-Cap Global Resources	$4,230,040	$0	$7,974
Health Sciences Opportunities	$4,833,894	$0	$0
U.S. Opportunities	$1,207,167	$201,472	$60,823
Global Opportunities	$14,082	$163,776	$51,598
International Opportunities	$10,491,985	$0	$0
Asset Allocation	$4,079,883	$170,837	$0
Exchange	$1,335,946	$109,077	$14,525

     Pursuant to the Management Agreement, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisors, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Portfolios. In addition, BlackRock may delegate certain of its investment advisory functions under the Management Agreements to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisors or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

     Administration Agreement. BlackRock and PNC Global Investment Servicing (U.S.) (“PNC GIS”), formerly PFPC Inc., serve as the Fund’s co-administrators (the “Administrators”) pursuant to an administration agreement (the “Administration Agreement”). PNC GIS has agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; prepare and file certain reports required by regulatory authorities; prepare and file Federal and state tax returns; prepare and file material requested by state securities regulators; calculate various contractual expenses; compute each Portfolio’s net asset value, net income and net capital gain or loss; and serve as a liaison with the Fund’s independent public accountants. The Administrators may from time to time voluntarily waive administration fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.

     Under the Administration Agreement, the Fund pays to BlackRock and PNC GIS on behalf of each Portfolio a fee, computed daily and payable monthly, at an aggregate annual rate of (i) .075% of the first $500 million of each Portfolio’s average daily net assets, .065% of the next $500 million of each Portfolio’s average daily net assets and .055% of the average daily net assets of each Portfolio in excess of $1 billion and (ii) .025% of the first $500 million of average daily net assets allocated to each class of shares of each Portfolio, .015% of the next $500 million of such average daily net assets and .005% of the average daily net assets allocated to each class of shares of each Portfolio in excess of $1 billion.

     Under the Administration Agreement, BlackRock is responsible for: (i) the supervision and coordination of the performance of the Fund’s service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the Trustees of the Fund and the Fund’s service providers; and (iv) providing ongoing business management and support services in connection with the Fund’s operations.

     The Administration Agreement provides that BlackRock and PNC GIS will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. In addition, the Fund will indemnify each of BlackRock and PNC GIS and their affiliates against any loss arising in connection with their provision of services under the Administration Agreement, except that neither BlackRock nor PNC GIS nor their affiliates shall be indemnified against any loss arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties under the Administration Agreement. Effective June 4, 2007, the Fund, State Street Bank and Trust Company (“State Street”) and BlackRock entered into an administration agreement with respect to the Index Equity Portfolio that is substantially similar to the Administration Agreement among the Fund, BlackRock and PNC GIS described above with respect to fees and services.

     For the period from October 1, 2007 through September 30, 2008, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$1,340,634	$144,437	$ 0
U.S Treasury Money Market	$492,232	$76,521	$ 0
Municipal Money Market	$327,500	$18,791	$ 0
New Jersey Municipal Money Market	$158,958	$30,958	$ 0
North Carolina Municipal Money Market	$60,838	$20,179	$ 0
Ohio Municipal Money Market	$131,556	$30,686	$ 0
Pennsylvania Municipal Money Market	$497,069	$129,953	$ 0
Virginia Municipal Money Market	$81,075	$26,886	$ 0
Capital Appreciation	$240,193	$20,846	$ 0
Mid-Cap Value	$675,354	$232,082	$ 0
Mid-Cap Growth Equity	$343,212	$7,886	$ 0
Aurora	$819,536	$197,630	$ 0
Small/Mid-Cap Growth	$184,402	$61,082	$ 0
Small Cap Value Equity	$52,436	$1,658	$ 0
Small Cap Core Equity	$85,102	$19,532	$ 0
Small Cap Growth Equity	$856,207	$910	$ 0
Science & Technology Opportunities	$38,760	$9,921	$ 0
Global Resources	$1,041,388	$23,540	$ 0
All-Cap Global Resources	$1,202,236	$31,131	$ 0
Health Sciences Opportunities	$1,143,722	$0	$ 0
U.S. Opportunities	$693,691	$57,353	$ 0
Global Opportunities	$108,345	$4,874	$ 0
International Opportunities	$1,331,847	$442	$ 0
Asset Allocation	$678,097	$5,380	$ 0
Exchange	$207,922	$69,313	$ 0

     For the period from October 1, 2006 through September 30, 2007, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$1,265,662	$155,974	$0
U. S. Treasury Money Market	$395,886	$46,451	$0
Municipal Money Market	$297,502	$29,984	$0
New Jersey Municipal Money Market	$153,429	$26,502	$0
North Carolina Municipal Money Market	$57,161	$18,667	$0
Ohio Municipal Money Market	$122,982	$31,337	$0
Pennsylvania Municipal Money Market	$453,633	$123,890	$0
Virginia Municipal Money Market	$58,128	$19,183	$0
Capital Appreciation	$225,922	$23,648	$0
Mid-Cap Value	$716,097	$248,137	$0
Mid-Cap Growth Equity	$351,206	$51,806	$0
Aurora	$1,287,840	$203,860	$0
Small/Mid-Cap Growth	$226,994	$54,246	$0
Small Cap Value Equity	$79,128	$1,929	$0
Small Cap Core Equity Portfolio	$80,856	$12,636	$0
Small Cap Growth Equity	$737,406	$3,142	$0
Science & Technology Opportunities	$28,070	$5,936	$0
Global Resources	$795,841	$72,840	$0
All-Cap Global Resources	$847,630	$71,495	$0

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Health Sciences Opportunities	$1,014,937	$16,819	$0
U.S. Opportunities	$318,046	$44,389	$0
Global Opportunities	$61,762	$10,953	$0
International Opportunities	$1,254,716	$5,066	$0
Asset Allocation	$737,168	$15,794	$0
Exchange	$226,980	$75,663	$0

     For the period from October 1, 2005 through September 30, 2006, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:

Portfolios	Fees Paid (After Waivers)	Waivers	Reimbursements
Money Market	$1,432,375	$326,583	$0
U. S. Treasury Money Market	$445,053	$120,466	$0
Municipal Money Market	$349,738	$46,872	$0
New Jersey Municipal Money Market	$161,803	$52,309	$0
North Carolina Municipal Money Market	$52,306	$31,108	$0
Ohio Municipal Money Market	$131,700	$54,360	$0
Pennsylvania Municipal Money Market	$464,656	$220,206	$0
Virginia Municipal Money Market	$26,848	$21,947	$0
Capital Appreciation	$223,467	$164,155	$0
Mid-Cap Value	$612,010	$488,479	$0
Mid-Cap Growth Equity	$483,451	$146,285	$0
Aurora	$2,643,954	$344,788	$0
Small/Mid-Cap Growth	$237,662	$173,497	$0
Small Cap Value Equity	$151,543	$11,025	$0
Small Cap Core Equity Portfolio	$84,745	$12,239	$0
Small Cap Growth Equity	$865,772	$2,007	$0
Science & Technology Opportunities	$35,211	$5,766	$0
Global Resources	$1,367,941	$193,921	$0
All-Cap Global Resources	$565,038	$115,221	$0
Health Sciences Opportunities	$819,479	$0	$0
U.S. Opportunities	$152,742	$17,113	$0
Global Opportunities	$14,883	$4,789	$0
International Opportunities	$1,355,027	$0	$0
Asset Allocation	$1,066,032	$15,534	$0
Exchange	$226,470	$81,970	$0

     The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

     In addition, pursuant to a shareholders’ administrative services agreement (the “Shareholders’ Administrative Services Agreement”), BlackRock provides certain shareholder liaison services in connection with the Fund’s investor service center. The Fund reimburses BlackRock for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses. For the fiscal year ended September 30, 2008, the Fund reimbursed BlackRock $      pursuant to the Agreement.

     Custodian and Transfer Agency Agreements. Pursuant to the terms of a custodian agreement (the “Custodian Agreement”) between the Fund and PFPC Trust Company (“PTC”), an affiliate of BlackRock, PTC or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio’s securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio’s operations. PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for non-U.S. securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for various Portfolios of the Fund and has been appointed by the Board of Trustees as the Fund’s “foreign custody manager” under Rule 17f-5 of the 1940 Act. As foreign custody manager, Citibank, N.A. selects and monitors foreign sub-custodian banks and furnishes information relevant to the selection of foreign depositories.

     For its services to the Fund under the Custodian Agreement, effective January 1, 2008, PTC receives a fee which is calculated based upon each investment portfolio’s average gross assets. The fees for the Money Market Portfolios are as follows; .0025% of each Portfolio’s first $2 billion of average gross assets; and .002% of each Portfolio’s average gross assets in excess of $2 billion. The fees for the Equity Portfolios are as follows; ..005% of the first $400 million of each Portfolio’s average gross assets, .004% of the next $1.6 billion of each Portfolio’s average gross assets, and .003% of each Portfolio’s average gross assets in excess of $2 billion. PTC is also entitled to out-of-pocket expenses and certain transaction charges.

     With respect to the Municipal Money Market Portfolios, under an arrangement effective June 1, 2008, on a monthly basis, PTC nets the Portfolio’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Portfolio’s fiscal year expire. Net debits at the end of a given month are added to the Portfolio’s custody bill and paid by the Portfolio.

     PNC GIS, which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of BlackRock, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the “Transfer Agency Agreement”), under which PNC GIS (i) issues and redeems Hilliard Lyons, Service, Investor, Institutional and BlackRock classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PNC GIS may, on 30 days’ notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services, PNC GIS receives per account and transaction fees and disbursements.

     Distribution Agreement and Distribution and Service Plan. The Fund has entered into a distribution agreement with BII under which BII, as agent, offers shares of each Portfolio on a continuous basis. BII has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. BII’s principal business address is 40 East 52nd Street, New York, NY 10022. BII is an affiliate of BlackRock.

     Pursuant to the Fund’s Amended and Restated Distribution and Service Plan (the “Plan”), the Fund may pay BII and/or BlackRock or any other affiliate or significant shareholder of BlackRock fees for distribution and sales support services. Currently, as described further below, only Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, BII, BAC, Merrill Lynch, PNC and their affiliates) (collectively, “Service Organizations”) fees for the provision of personal services to shareholders. In the past, BlackRock or BII has retained a portion of the shareholder servicing fees paid by the Fund.

     The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the Trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the “12b-1 Trustees”), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund’s Trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund’s non-interested Trustees.

     The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

     With respect to R Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of 0.25% of the average daily net asset value of each Portfolio’s outstanding Class R Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell R Shares.

     With respect to Class R Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .25% of the average daily net asset value of each Portfolio’s outstanding Class R Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Class R Shares.

     With respect to Investor B, Investor B1 and Investor B2 Shares, Service Organizations and other broker/dealers receive commissions from BII for selling Investor B, Investor B1 and Investor B2 Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio’s outstanding Investor B Shares, a maximum annual rate of 50% of the average daily net asset value of each Portfolio’s outstanding Investor B1 Shares and a maximum annual rate of .30% of the average daily net asset value of each Portfolio’s outstanding Investor B2 Shares) are intended to cover the expense to BII of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B, Investor B1 or Investor B2 Shares are redeemed prior to the expiration of the conversion period, after which Investor B, Investor B1 and Investor B2 Shares automatically convert to Investor A Shares.

     With respect to Investor B, Investor B1 and Investor B2 Shares, Service Organizations and other broker/dealers receive commissions from BII for selling Investor B, Investor B1 and Investor B2 Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of 0.75% of the average daily net asset value of each Portfolio’s outstanding Investor B Shares, a maximum annual rate of 0.50% of the average daily net asset value of each Portfolio’s outstanding Investor B1 Shares, and a maximum annual rate of 0.30% of the average daily net asset value of each Portfolio’s outstanding Investor B2 Shares) are intended to cover the expense to BII of paying such up-front commissions, as well as to cover ongoing commission payments to broker-dealers or other Service Organizations. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B, Investor B1 or Investor B2 Shares are redeemed prior to the expiration of the conversion period, after which Investor B, Investor B1 and Investor B2 Shares automatically convert to Investor A Shares.

     With respect to Investor C, Investor C1 and Investor C2 Shares, Service Organizations and other broker-dealers receive commissions from BII for selling Investor C, Investor C1 and Investor C2 Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of 0.75% of the average daily net asset value of each Portfolio’s outstanding Investor C Shares, a maximum annual rate of 0.55% of the average daily net asset value of each Portfolio’s outstanding Investor C1 Shares, and a maximum annual rate of 0.30% of the average daily net asset value of each Portfolio’s outstanding Investor C2 Shares) are intended to cover the expense to BII of paying such up-front commissions, as well as to cover ongoing commission payments to the broker-dealers or other Service Organizations. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C, Investor C1 or Investor C2 Shares are redeemed within 12 months of purchase.

     From time to time BII and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under the Plan, which waivers may be terminated at any time. Payments are made by the Fund pursuant to the Plan regardless of expenses incurred by BII or BlackRock.

     The Fund currently does not make distribution payments with respect to Investor A, Investor A1, HL, Service, Institutional or BlackRock Shares under the Plan. However, the Plan permits BII, BlackRock and certain of their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BII, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These non-Plan payments would be in addition to the Fund payments described in this Statement of Additional Information for distribution and shareholder servicing. These non-Plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; “listing” fees for the placement of the Portfolios on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Portfolios’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BII, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BII’s, BlackRock’s or their affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Portfolio’s shares or the amount the Fund will receive as proceeds from such sales.

     The payments described above may be made, at the discretion of BII, BlackRock or their affiliates, to Service Organizations in connection with the sale and distribution of Portfolio shares. Pursuant to applicable Financial Industry Regulatory Authority (“FINRA”) regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Portfolio shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, New England Securities Corporation, Oppenheimer & Co. Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc. and/or broker-dealers and other financial services firms under common control with the above organizations (or their assignees). The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year’s Portfolio sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Portfolio.

     In lieu of payments pursuant to the foregoing, BII, BlackRock, PNC or their affiliates may make payments to the above named Service Organizations of an agreed-upon amount which, subject to certain agreed-upon minimums, will generally not exceed the amount that would have been payable pursuant to the formula, and may also make similar payments to other Service Organizations.

     If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

     Furthermore, BII, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BII, BlackRock and their affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

     BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and certain of its affiliates fees for administration and servicing with respect to assets of the Fund attributable to shares held by customers of such entities. These assets are predominantly in the Institutional Share Class of the Portfolios, with respect to which the Fund does not pay shareholder servicing fees under the Plan. The fees are paid according to the following schedule: Money Market Portfolios -.15% of net assets and Equity Portfolios -.25% of net assets.

     Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Portfolio shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

     Pursuant to the Plan, the Fund enters into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of BlackRock Shares of the Small Cap Value Equity Fund, and HL Shares, Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R Shares of all Portfolios. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund’s Administrators and transfer agent to the Fund’s shareholders of record. In consideration for payment of a service fee of up to 0.25% (on an annualized basis) of the average daily net asset value of the BlackRock Shares of the Small Cap Value Equity Portfolio, and HL, Service, Investor A, Investor B, Investor B1, Investor C, Investor C1 and R Shares, and 0.10% for Investor A1, Investor B2 and Investor C2 Shares, of all Portfolios owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to: (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses.

     To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services. For the fiscal year ended September 30, 2008, BlackRock retained an aggregate of $      and $      in distribution and shareholder servicing fees, respectively.

     In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either: (1) a percentage of the average daily net assets of Portfolio shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, BII or their affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

     For the twelve months ended September 30, 2008, the Portfolios’ share classes bore the following distribution and shareholder servicing fees under the Plan:

Portfolios — BlackRock Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Small Cap Value Equity	—	—	$8,321	—

Portfolios — Hilliard Lyons Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Money Market	—	—	$367,286	—
Municipal Money Market	—	—	—	$461,550

Portfolios — Investor A Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Money Market	—	—	$1,071,733	—
U. S. Treasury Money Market	—	—	$112,531	—
Municipal Money Market	—	—	$13,893	—
New Jersey Municipal Money
Market	—	—	$83,667	—
North Carolina Municipal
Money Market	—	—	$319	—
Ohio Municipal Money Market	—	—	$72,877	—
Pennsylvania Municipal
Money Market	—	—	$139,654	—
Virginia Municipal Money Market	N/A	N/A	N/A	N/A
Mid-Cap Value Equity	—	—	$1,452,574	—
Mid-Cap Growth Equity	—	—	$625,673	—
Small Cap Value Equity	—	—	$49,348	—
Small Cap Growth Equity	—	—	$511,317	—
Small Cap Core Equity	—	—	$66,815	—
U.S. Opportunities	—	—	$850,330	—
Science & Technology Opportunities	—	—	$69,840	—
International Opportunities	—	—	$1,373,698	—
Asset Allocation	—	—	$1,148,230	—
Capital Appreciation	—	—	$344,133	—
Aurora	—	—	$1,621,021	—
Small/Mid-Cap Growth	—	—	$476,241	—
Global Resources	—	—	$2,175,813	—
All-Cap Global Resources	—	—	$976,133	—
Health Sciences Opportunities	—	—	$1,636,587	—
Global Opportunities	—	—	$110,116	—

Portfolios — Investor B Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Money Market	$93,403	—	$19,080	$11,855
U. S. Treasury Money Market	N/A	N/A	N/A	N/A
Municipal Money Market	N/A	N/A	N/A	N/A
New Jersey Municipal Money Market	N/A	N/A	N/A	N/A
North Carolina Municipal
Money Market	N/A	N/A	N/A	N/A
Ohio Municipal Money Market	N/A	N/A	N/A	N/A
Pennsylvania Municipal
Money Market	N/A	N/A	N/A	N/A
Virginia Municipal Money Market	N/A	N/A	N/A	N/A

Portfolios — Investor B Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Mid-Cap Value Equity	$702,062	—	$233,173	—
Mid-Cap Growth Equity	$247,380	—	$81,057	—
Small Cap Value Equity	$22,394	—	$7,439	—
Small Cap Growth Equity	$61,649	—	$20,533	—
Small Cap Core	$53,103	—	$17,726	—
U.S. Opportunities	$194,147	—	$64,634	—
Science & Technology Opportunities	$55,009	—	$18,312	—
International Opportunities	$560,490	—	$186,704	—
Asset Allocation	$974,985	—	$322,085	—
Capital Appreciation	$251,804	—	$83,578	—
Aurora	$1,332,773	—	$441,776	—
Small/Mid-Cap Growth	$119,698	—	$39,611	—
Global Resources	$635,313	—	$211,126	—
All-Cap Global Resources	$456,079	—	$151,954	—
Health Sciences Opportunities	$667,212	—	$221,887	—
Global Opportunities	$56,472	—	$18,824	—

Portfolios — Investor C Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Money Market	$67,341	—	$16,114	$6,222
U. S. Treasury Money Market	N/A	N/A	N/A	N/A
Municipal Money Market	N/A	N/A	N/A	N/A
New Jersey Municipal Money Market	N/A	N/A	N/A	N/A
North Carolina Municipal
Money Market	N/A	N/A	N/A	N/A
Ohio Municipal Money Market	N/A	N/A	N/A	N/A
Pennsylvania Municipal
Money Market	N/A	N/A	N/A	N/A
Virginia Municipal Money Market	N/A	N/A	N/A	N/A
Mid-Cap Value Equity	$1,109,234	—	$369,744	—
Mid-Cap Growth Equity	$134,368	—	$44,820	—
Small Cap Value Equity	$20,982	—	$6,993	—
Small Cap Growth Equity	$178,049	—	$59,356	—
Small Cap Core Equity	$220,262	—	$73,418	—
U.S. Opportunities	$879,224	—	$293,246	—
Science & Technology Opportunities	$72,477	—	$24,198	—
International Opportunities	$1,779,482	—	$593,952	—
Asset Allocation	$589,680	—	$196,468	—
Capital Appreciation	$103,046	—	$34,228	—
Aurora	$1,131,092	—	$375,673	—
Small/Mid-Cap Growth	$111,452	—	$37,008	—
Global Resources	$1,362,730	—	$453,823	—
All-Cap Global Resources	$1,710,078	—	$571,059	—
Health Sciences Opportunities	$2,568,926	—	$857,259	—
Global Opportunities	$152,818	—	$51,026	—

Portfolios — Service Shares	Net Distribution Fees	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Money Market	N/A	$1,231,398	—
U. S. Treasury Money Market	N/A	$566,176	—
Municipal Money Market	N/A	$203,506	—
New Jersey Municipal Money Market	N/A	$82,092	—
North Carolina Municipal Money Market	N/A	$10,504	—
Ohio Municipal Money Market	N/A	$26,298	—
Pennsylvania Municipal Money Market	N/A	$139,962	—
Virginia Municipal Money Market	N/A	$1,182	—
Mid-Cap Value Equity	N/A	$7,318	—
Mid-Cap Growth Equity	N/A	$1,565	—
Small Cap Value Equity	N/A	$4,522	—
Small Cap Growth Equity	N/A	$88,545	—
Small Cap Core Equity	N/A	$9,638	—
U.S. Opportunities	N/A	$216,244	—
Science & Technology Opportunities	N/A	$351	—
International Opportunities	N/A	$363,902	—
Asset Allocation	N/A	$4,854	—
Capital Appreciation	N/A	N/A	N/A
Aurora	N/A	N/A	N/A
Small/Mid-Cap Growth	N/A	N/A	N/A
Global Resources	N/A	N/A	N/A
All-Cap Global Resources	N/A	$12,849	—
Health Sciences Opportunities	N/A	$16,809	—
Global Opportunities	N/A	N/A	N/A

Portfolios — Class R Shares	Net Distribution Fees	Distribution Waivers	Net Shareholder Servicing Fees	Shareholder Servicing Waivers
Mid-Cap Growth Equity	$1,525	—	$1,525	—
Aurora	$3,422	—	$3,422	—
Small/Mid-Cap Growth	$4,105	—	$4,105	—
Science & Technology Opportunities	$177	—	$177	—

     Other Distribution Arrangements. The Fund and BlackRock have entered into distribution agreements with UBS AG and BMO Harris Investment Management Inc. whereby those firms may, in certain circumstances, sell shares of certain Portfolios in certain jurisdictions. The level of payments made to UBS AG in any year for the sale and distribution of a Portfolio’s shares will vary and normally will not exceed the sum of the service fee payable on the assets attributable to UBS AG plus an additional fee equal to a percentage of such assets which shall range up to 0.25%. BMO Harris Investment Management Inc. does not receive payments in connection with the sale and distribution of Portfolio shares.

     Code of Ethics. The Fund, BlackRock, BFM, BIL, BIMC, BMC and BII have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

     Proxy Voting Policies. The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of Trustees. The Fund expects BlackRock and its affiliates to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies. The Proxy Voting Policy is attached as Appendix C.

     Copies of the proxy voting record of the Portfolios are available without charge, upon request, by calling 1-800-699-1236 and are posted on the SEC’s website at http://www.sec.gov and reflect the twelve-month period beginning July 1 and ending June 30. The Portfolios’ proxy voting record is also available on the Fund’s website at www.blackrock.com.

     Disclosure of Portfolio Holdings. The Board of Trustees of the Fund and BlackRock have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third party data providers) receive such information no more frequently than shareholders and prospective shareholders.

     Asset and Return Information. Data on NAVs, asset levels (by total Portfolio and share class), accruals, yields, capital gains, dividends and Portfolio returns (net of fees by share class) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers as soon as such data is released after month-end.

     Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the Portfolio held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

  Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.1

  Fund Fact Sheets, which contain certain portfolio characteristics, are available to shareholders, prospective shareholders, intermediaries and consultants on a quarterly basis and will be posted to the Fund’s website promptly upon becoming available.

     Portfolio Holdings. In addition to position description, portfolio holdings may also include Portfolio name, CUSIP, ticker symbol, total share and market value for each Equity Portfolio and Portfolio name, ticker symbol, coupon, maturity, current face amount or quantity, CUSIP or SEDOL, market value, market price, yield, weighted average life, duration and convexity of each security in a Portfolio as of a specific date.

  Month-end portfolio holdings are available to shareholders, prospective shareholders, intermediaries and consultants on the 20th calendar day after month-end.1

  Quarter-end portfolio holdings are available to third party data providers (e.g., Lipper, Morningstar, Bloomberg, Thomson and S&P) on the 20th calendar day after quarter-end.1

     Other Information. To the extent other Fund information such as attribution analyses or security-specific information (e.g., information about Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy) is provided on an individual basis, such information shall also be made available to existing and prospective shareholders. The executive officers of the Fund may authorize disclosure of the Fund’s portfolio securities and other portfolio information.

     Implementation. All Fund and BlackRock employees must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, intermediaries and third party data providers. In certain circumstances, portfolio information may be released to certain third parties who have signed confidentiality agreements. The Fund’s Chief Compliance Officer (“CCO”) is responsible for oversight of compliance with the Guidelines and will recommend to the Board of Trustees any changes to the Guidelines that he deems necessary or appropriate to ensure the Fund’s and BlackRock’s compliance.

1	The precise number of days specified above may vary slightly from period to period depending on whether the fifth or the 20th calendar day falls on a weekend or holiday.

     Ongoing Arrangements. As of January 28, 2009, the Fund has ongoing arrangements with the following entities to make available monthly and quarterly portfolio holdings information as described in “Portfolio Holdings” above:

1.	Fund’s Board of Trustees and, if necessary, Independent Trustees’ counsel and Fund counsel.

2.	PFPC Trust Company pursuant to the Fund’s Amended and Restated Custodian Agreement under which the Fund’s portfolio holdings information is provided daily on a real-time basis.
3.	PNC GIS pursuant to the Fund’s Amended and Restated Administration Agreement under which the Fund’s portfolio holdings information is provided daily on a real-time basis.
4.	Deloitte & Touche LLP, the Fund’s independent registered public accountant, whereby the Fund’s portfolio holdings information is provided in connection with the preparation of the Fund’s annual financial statements and as the need arises.

5.	Independent rating agencies — Morningstar, Inc., Lipper Inc. and S&P
6.	Information aggregators — Wall Street on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions and IMoney.Net

7.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

8.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services; Pinnacle West, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Mercer, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates.
9.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet, Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association.

10	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

     With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Fund, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

EXPENSES

     Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock, PNC GIS, transfer agency, networking and recordkeeping fees, reimbursement to BlackRock for costs related to the Fund’s investor service center, fees and expenses of officers and trustees who are not affiliated with BlackRock, BII or any of their affiliates (although the Fund bears certain fees and expenses of the Fund’s Chief Compliance Officer and certain of his staff), taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock or the Fund’s service providers under their agreements with the Fund. Consistent with the Fund’s Rule 184-3 plan, any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

PORTFOLIO MANAGERS AND PORTFOLIO TRANSACTIONS

Portfolio Managers

Other Funds and Accounts Managed

     The following table sets forth information about funds and accounts other than the Mid-Cap Value Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Wayne Archambo	8 $2.01 Billion	0 $0	16 $1.26 Billion	0 $0	0 $0	0 $0

Anthony Forcione	0 $0	0 $0	3 $32.6 Million	0 $0	0 $0	0 $0

     The following table sets forth information about funds and accounts other than the Mid-Cap Growth Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Eileen Leary	2 $1.36 Billion	2 $40 Million	6 $308 Million	0 $0	0 $0	0 $0

Andrew Leger	3 $1.63 Billion	1 $13.5 Million	0 $0	0 $0	0 $0	0 $0

     The following table sets forth information about funds and accounts other than the Small Cap Value Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Wayne Archambo	8 $2.76 Billion	0 $0	16 $1.26 Billion	0 $0	0 $0	0 $0

Kate O’Connor	7 $1.96 Billion	1 $46.1 Million	17 $1.32 Billion	0 $0	1 $46.1 Million	0 $0

     The following table sets forth information about funds and accounts other than the Small Cap Core Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Wayne Archambo	8 $2.71 Billion	0 $0	16 $1.26 Billion	0 $0	0 $0	0 $0

Kate O’Connor	7 $1.91 Billion	1 $46.1 Million	17 $1.32 Billion	0 $0	1 $46.1 Million	0 $0

     The following table sets forth information about funds and accounts other than the Small Cap Growth Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Andrew Thut	2	1	4	0	0	0
	$646 Million	$13.5 Million	$212 Million	$0	$0	$0

Andrew Leger	3	1	0	0	0	0
	$904 Million	$13.5 Million	$0	$0	$0	$0

     The following table sets forth information about funds and accounts other than the Science & Technology Opportunities Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas P. Callan*	11	16	4	0	1	1
	$4.63 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Jean M. Rosenbaum	7	4	0	0	0	0
	$3.71 Billion	$179 Million	$0	$0	$0	$0

Erin Xie	7	7	1	0	1	1
	$3.12 Billion	$565 Million	$85 Million	$0	$248.7 Million	$85 Million

*	Mr. Callan’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the International Opportunities Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of November 18, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas P. Callan*	11	16	4	0	1	1
	$3.9 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Michael D. Carey*	6	1	1	0	0	0
	$2.24 Billion	$37.8 Million	$39.8 Million	$0	$0	$0

*	Mr. Callan’s and Mr. Carey’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the Asset Allocation Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Phillip Green	14	6	1	0	1	1
	$206 Million	$756.6 Million	$444.5 Million	$0	$41.1 Million	$444.5 Million

     The following table sets forth information about funds and accounts other than the U.S. Opportunities Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas P. Callan*	11	16	4	0	1	1
	$3.93 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Jean M. Rosenbaum	7	4	0	0	0	0
	$2.79 Billion	$179 Million	$0	$0	$0	$0

*	Mr. Callan’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the Exchange Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of November 18, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jeffrey Lindsey*	10	3	9	0	0	1
	$3.43 Billion	$114 Million	$1.1 Billion	$0	$0	$108 Million

Edward Dowd*	10	3	9	0	0	1
	$3.43 Billion	$114 Million	$1.1 Billion	$0	$0	$108 Million

*	Mr. Lindsey’s and Mr. Dowd’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the Small/Mid-Cap Growth Equity Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Andrew Thut	2	1	4	0	0	0
	$1.45 Billion	$13.5 Million	$212 Million	$0	$0	$0

Andrew Leger	3	1	0	0	0	0
	$1.71 Billion	$13.5 Million	$0	$0	$0	$0

Robert Hallisey	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

     The following table sets forth information about funds and accounts other than the Aurora Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Wayne Archambo	8	0	16	0	0	0
	$2.01 Billion	$0	$1.26 Billion	$0	$0	$0

Kate O’Connor	7	1	17	0	1	0
	$1.21 Billion	$46.1 Million	$1.32 Billion	$0	$46.1 Million	$0

     The following table sets forth information about funds and accounts other than the Capital Appreciation Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of November 18, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jeffrey Lindsey*	10	3	9	0	0	1
	$3.42 Billion	$114 Million	$1.1 Billion	$0	$0	$108 Million

Edward Dowd*	10	3	9	0	0	1
	$3.42 Billion	$114 Million	$1.1 Billion	$0	$0	$108 Million

*	Mr. Lindsey’s and Mr. Dowd’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the Health Sciences Opportunities Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas P. Callan*	11	16	4	0	1	1
	$3.84 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Erin Xie	7	7	1	0	1	1
	$2.13 Billion	$565 Million	$85 Million	$0	$248.7 Million	$85 Million

*	Mr. Callan’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

     The following table sets forth information about funds and accounts other than the Global Resources Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Denis J. Walsh, III	3	7	20	0	6	9
	$2.14 Billion	$1.15 Billion	$1.21 Billion	$0	$856 Million	$684.7 Million

Dan J. Rice, III	3	7	19	0	6	8
	$2.14 Billion	$1.15 Billion	$777 Million	$0	$856 Million	$247.9 Million

     The following table sets forth information about funds and accounts other than the All-Cap Global Resources Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2008.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Denis J. Walsh, III	3	7	20	0	6	9
	$2.14 Billion	$1.15 Billion	$1.21 Billion	$0	$856 Million	$684.7 Million

Dan J. Rice, III	3	7	19	0	6	8
	$2.14 Billion	$1.15 Billion	$777 Million	$0	$856 Million	$247.9 Million

     The following table sets forth information about funds and accounts other than the Global Opportunities Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of November 18, 2008.*

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas P. Callan*	11	16	4	0	1	1
	$4.67 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Michael D. Carey*	6	1	1	0	0	0
	$3.01 Billion	$37.8 Million	$39.8 Million	$0	$0	$0

*	Mr. Callan’s and Mr. Carey’s assets managed are presented as of November 18, 2008 due to the assignment of additional registered investment companies following the September 30, 2008 fiscal year end.

Potential Material Conflicts of Interest

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Callan, Lindsey, Green, Walsh, Rice and Dowd and Misses O’Connor and Xie currently manage certain accounts that are subject to performance fees. In addition, Messrs. Callan, Green, Walsh and Rice and Ms. Xie assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation Overview

     BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based, or for certain portfolio managers, performance and revenue-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities. A portion of the compensation of the portfolio managers for the Small Cap Value Equity and Mid-Cap Value Equity Portfolios was guaranteed for the fiscal year ended September 30, 2008.

Discretionary Incentive Compensation for the Portfolio Managers except Messrs. Walsh, Rice and Green

     Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program may include such factors as: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, a measure of operational efficiency and a team revenue component. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured. BlackRock’s chief investment officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for each portfolio include the following:

Portfolio Managers	Portfolio Managed	Benchmarks Applicable to Each Manager
Wayne Archambo	Mid-Cap Value Equity Portfolio	Lipper Mid-Cap Value Funds
Anthony Forcione		classification

Eileen Leary	Mid-Cap Growth Equity Portfolio	Lipper Mid-Cap Growth Funds
Andrew Leger		classification

Wayne Archambo	Small Cap Value Equity Portfolio	Lipper Small-Cap Value Funds
Kate O’Connor		classification

Wayne Archambo	Small Cap Core Equity Portfolio	Lipper Small-Cap Core Funds
Kate O’Connor		classification

Andrew Thut	Small Cap Growth Equity Portfolio	Lipper Small-Cap Growth Funds
Andrew Leger		classification

Thomas P. Callan	Science & Technology Opportunities	Lipper Science and Technology Funds
Jean M. Rosenbaum	Portfolio	classification
Erin Xie

Thomas P. Callan	International Opportunities Portfolio	A combination of Lipper International Small/Mid-Cap Core and
Michael D. Carey		International Small/Mid-Cap Growth Funds classifications

Thomas P. Callan	U.S. Opportunities Portfolio	A combination of Lipper Mid-Cap Core
Jean M. Rosenbaum		and Mid-Cap Growth Funds classifications

Jeffrey Lindsey	Exchange Portfolio	Russell 1000 Growth Index
Edward Dowd

Andrew Thut	Small/Mid-Cap Growth Portfolio	Russell 2500 Growth Index
Andrew Leger
Robert Hallisey

Wayne Archambo	Aurora Portfolio	Lipper Small-Cap Core Funds
Kate O’Connor		classification

Portfolio Managers	Portfolio Managed	Benchmarks Applicable to Each Manager
Jeffrey Lindsey	Capital Appreciation Portfolio	Lipper Large-Cap Growth Funds
Edward Dowd		classification

Thomas P. Callan	Health Sciences Opportunities Portfolio	A combination of Lipper Health/Biotechnology and
Erin Xie		Global Health/Biotechnology Funds classifications

Thomas P. Callan	Global Opportunities Portfolio	A combination of Lipper Global Multi-Cap Core and
Michael D. Carey		Global Multi-Cap Growth Funds classifications

     Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Discretionary Incentive Compensation for Messrs. Walsh, Rice and Green

     Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s chief investment officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for each portfolio include the following:

Portfolio Managers	Portfolio Managed	Benchmarks Applicable to Each Manager
Denis J. Walsh, III	Global Resources Portfolio	Lipper Natural Resources Funds
Dan J. Rice, III		classifications

Denis J. Walsh, III	All-Cap Global Resources Portfolio	Lipper Natural Resources Funds
Dan J. Rice, III		classification

Phillip Green	Asset Allocation Portfolio	60% S&P 500 Index / 40% Barclays
Capital U.S. Aggregate Index
     BlackRock’s chief investment officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

     Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager except Mr. Rice has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock, Inc. restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock, Inc. granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock, Inc. These awards vest over a period of years. Messrs. Archambo, Callan and Carey have each been granted stock options and/or restricted stock in prior years.

     Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

     As of September 30, 2008, the end of each Portfolio’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Portfolios is shown below:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Wayne Archambo	Mid-Cap Value Equity Portfolio	$50,001-$100,000
	Small Cap Value Equity Portfolio	None
	Small Cap Core Equity Portfolio	None
	Aurora Portfolio	$50,001-$100,000

Thomas P. Callan	Science & Technology Opportunities Portfolio	None
	International Opportunities Portfolio	$100,001-$500,000
	U.S. Opportunities Portfolio	$100,001-$500,000
	Health Sciences Opportunities Portfolio	$100,001-$500,000
	Global Opportunities Portfolio	$500,001-$1,000,000

Michael D. Carey	International Opportunities Portfolio	$100,001-$500,000
	Global Opportunities Portfolio	$100,001-$500,000

Edward Dowd	Exchange Portfolio	None
	Capital Appreciation Portfolio	None

Anthony Forcione	Mid-Cap Value Equity Portfolio	$1-$10,000
Phillip Green	Asset Allocation Portfolio	None
Robert Hallisey	Small/Mid-Cap Growth Portfolio	None
Eileen Leary	Mid-Cap Growth Equity Portfolio	$10,001-$50,000

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned[1]
Andrew Leger	Mid-Cap Growth Equity Portfolio	None
	Small Cap Growth Equity Portfolio	None
Small/Mid-Cap Growth Portfolio

Jeffrey Lindsey	Exchange Portfolio	None
	Capital Appreciation Portfolio	$50,001-$100,000

Kate O’Connor	Small Cap Value Equity Portfolio	None
	Small Cap Core Equity Portfolio	$50,001-$100,000
	Aurora Portfolio	$10,001-$50,000

Dan J. Rice, III	Global Resources Portfolio	None
	All-Cap Global Resources Portfolio	None

Jean M. Rosenbaum	Science & Technology Opportunities Portfolio	$50,001-$100,000
	U.S. Opportunities Portfolio	None

Andrew Thut	Small Cap Growth Equity Portfolio	None
	Small/Mid-Cap Growth Portfolio	None

Erin Xie	Science & Technology Opportunities Portfolio	None
	Health Sciences Opportunities Portfolio	None

Denis J. Walsh, III	Global Resources Portfolio	None
	All-Cap Global Resources Portfolio	$10,001 - $50,000

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

Portfolio Transactions

     Subject to policies established by the Board of Trustees, BlackRock is primarily responsible for the execution of a Portfolio’s portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BlackRock generally seeks reasonable trade execution costs, a Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including a Portfolio. In return for such services, BlackRock may cause a Portfolio to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.

     In selecting brokers or dealers to execute portfolio transactions, the investment adviser and sub-advisers seek to obtain the best price and most favorable execution for a Portfolio, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BlackRock’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BlackRock’s knowledge of any actual or apparent operational problems of a broker or dealer.

     Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Portfolios.

     BlackRock may participate in client commission arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. BlackRock believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BlackRock will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e). BlackRock regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BlackRock views as impactful to its trading results.

     BlackRock may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BlackRock by the broker-dealer) and execution or brokerage services within applicable rules and BlackRock’s policies to the extent that such permitted services do not compromise BlackRock’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

     Research-oriented services for which BlackRock might pay with Portfolio commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Portfolio or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Portfolio to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases, BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     Payments of commissions to brokers who are affiliated persons of the Fund will be made in accordance with Rule 17e-1 under the 1940 Act.

     From time to time, a Portfolio may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

     Each Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Portfolio are redeemable on a daily basis in U.S. dollars, each Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Portfolio’s portfolio strategies. See “Portfolio Transactions and Brokerage” in the Statement of Additional Information for information about the brokerage commissions paid by your Portfolio, including commissions paid to affiliates, if any, for the periods indicated.

     Each Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

     During the 12 months ended September 30, 2008, the following Portfolios paid brokerage commissions as follows:

Portfolios	Brokerage Commissions
Capital Appreciation	$358,159
Mid-Cap Value Equity	$2,858,231
Mid-Cap Growth Equity	$458,833
Aurora	$6,103,058
Small/Mid-Cap Growth	$557.686
Small Cap Value Equity	$323,746
Small Cap Core Equity	$379,948
Small Cap Growth Equity	$2,240,264
U.S. Opportunities	$3,171,154
Health Sciences Opportunities	$2,319,070
Asset Allocation	$871,640
Exchange	$6,482
Science & Technology Opportunities	$110,242
Global Resources Equity	$1,963,902
All Cap Global Resources	$999,909
International Opportunities	$6,817,777
Global Opportunities	$489,125

     During the 12 months ended September 30, 2007, the following Portfolios paid brokerage commissions as follows:

Portfolios	Brokerage Commissions
Capital Appreciation	$461,993.68
Mid-Cap Value Equity	$4,109,835.15
Mid-Cap Growth Equity	$510,851.61
Aurora	$5,804,287.61
Small/Mid-Cap Growth	$548,401.35
Small Cap Value Equity	$239,558.34
Small Cap Core Equity	$306,489.22
Small Cap Growth Equity	$1,517,218.29
U.S. Opportunities	$1,120,928.53
Health Sciences Opportunities	$1,936,826.95
Asset Allocation	$960,559.13
Exchange	$4,118.66
Science & Technology Opportunities	$93,931.09
Global Resources Equity	$702,110.04
All-Cap Global Resources	$728,740.02
International Opportunities	$4,275,836.03
Global Opportunities	$265,220.69

     During the 12 months ended September 30, 2006, the following Portfolios paid brokerage commissions as follows:

Portfolios	Brokerage Commissions
Capital Appreciation	$522,382
Mid-Cap Value Equity	$3,308,032
Mid-Cap Growth Equity	$763,048
Aurora	$9,843,233
Small/Mid-Cap Growth	$560,256
Small Cap Value Equity	$526,647
Small Cap Core Equity	$352,752
Small Cap Growth Equity	$1,883,202
U.S. Opportunities	$512,567
Health Sciences Opportunities	$2,661,098
Asset Allocation	$1,277,018
Exchange	$3,558
Science & Technology Opportunities	$139,917
Global Resources Equity	$1,187,044
All-Cap Global Resources	$907,025
International Opportunities	$4,033,429
Global Opportunities	$141,668

     The following table shows the dollar amount of brokerage commissions paid to brokers for providing 28(e) research/brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended September 30, 2008. The provision of 28(e) research/brokerage services was not necessarily a factor in the placement of all brokerage business with such brokers.

Portfolio	Amount of Commissions Paid to Brokers for Providing 28(e) Research/Brokerage Services 10/01/07-09/30/08	Amount of Brokerage Transactions Involved 10/01/07-09/30/08
Asset Allocation	$641,516	$10,032
Science & Technology Opportunities	$106,561	$1,461
International Opportunities	$6,715,232	$2,528
Mid-Cap Growth Equity	$228,981	$368
Mid-Cap Value Equity	$2,200,742	$1,182
Small Cap Growth Equity	$1,539,496	$3,899
Small Cap Core Equity	$303,827	$862
Small Cap Value Equity	$248,110	$1,492
U.S. Opportunities	$2,944,567	$4,903
All-Cap Global Resources	$697,884	$734
Aurora	$5,009,852	$1,510
Global Resources	$1,015,397	$498
Health Sciences Opportunities	$1,783,247	$1,149
Capital Appreciation	$314,832	$701
Small/Mid-Cap Growth	$417,898	$1,607

     Over-the-counter issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

     Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. As a result, the portfolio turnover rates of a Money Market Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Portfolio, the turnover rates should not adversely affect the Portfolio’s net asset values or net income.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

     Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in a Portfolio receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

     Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BlackRock is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taken place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BlackRock to be fair and equitable to clients may be used as well.

     Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Portfolio or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

     In certain instances, BlackRock may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to the Portfolio. Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

     A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, PNC, BII or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Directors in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock, PNC, BII or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 2008, the following Portfolios held the following securities:

Portfolio	Security	Value
Money Market
Bank of America Corp.	Commercial Paper	$22,728,743
Bank of America Corp.	Master Notes	$30,250,000
Barclays Bank Plc	Certificates of Deposit	$25,000,000
Deutsche Bank Securities, Inc.	Variable Rate Obligations	$12,265,000
Deutsche Bank Securities, Inc.	Repurchase Agreements	$18,386,000
HSBC Bank USA	Variable Rate Obligations	$2,580,000
UBS Securities, LLC	Certificates of Deposit	$16,000,000
UBS Securities, LLC	Commercial Paper	$4,988,642

U.S. Treasury Money Market
Barclays Bank Plc	Repurchase Agreements	$175,000,000
Credit Suisse First Boston Corp.	Repurchase Agreements	$50,000,000
Deutsche Bank Securities, Inc.	Repurchase Agreements	$144,402,000
Greenwich Capital Markets, Inc.	Repurchase Agreements	$175,000,000
HSBC Bank USA	Repurchase Agreements	$100,000,000
JPMorgan Chase & Co.	Repurchase Agreements	$140,000,000

Exchange
JPMorgan Chase & Co.	Common Stocks	$5,824,798

Global Opportunities
Bank of America Corp.	Common Stocks	$983,500
Barclays Bank Plc	Common Stocks	$131,899
Credit Suisse First Boston Corp.	Common Stocks	$172,797
HSBC Bank USA	Common Stocks	$723,165
JPMorgan Chase & Co.	Common Stocks	$821,920
UBS Securities, LLC	Common Stocks	$174,343

International Opportunities
Barclays Bank Plc	Common Stocks	$4,318,215
Credit Agricole, S.A.	Common Stocks	$2,721,410
Credit Suisse First Boston Corp.	Common Stocks	$5,286,663
Deutsche Bank Securities, Inc.	Common Stocks	$2,496,636
HSBC Bank USA	Common Stocks	$15,778,580
UBS Securities, LLC	Common Stocks	$6,365,226

Capital Appreciation
JPMorgan Chase & Co.	Common Stocks	$2,190,230

Asset Allocation
Bank of America Corp.	Common Stocks	$1,395,625
Bank of America Corp.	Trust Preferred	$1,066,042
Bank of America Corp.	Collateralized Mortgage Obligations	$146,280
Bank of America Corp.	Commercial Mortgage Backed Securities	$2,202,318
Bank of America Corp.	Asset Backed Securities	$1,354,882
Bank of America Corp.	Corporate Bonds	$1,514,400

Portfolio	Security	Value
Asset Allocation (cont’d)
Barclays Bank Plc	Trust Preferred	$285,010
CIT Group, Inc.	Common Stocks	$162,342
Credit Agricole, S.A.	Common Stocks	$879,710
Credit Suisse First Boston Corp.	Trust Preferred	$401,245
Credit Suisse First Boston Corp.	Collateralized Mortgage Obligations	$212,415
Credit Suisse First Boston Corp.	Commercial Mortgage Backed Securities	$5,351,580
Goldman Sachs & Co.	Common Stocks	$268,800
Goldman Sachs & Co.	Trust Preferred	$131,793
Goldman Sachs & Co.	Corporate Bonds	$660,300
JPMorgan Chase & Co.	Common Stocks	$2,235,762
JPMorgan Chase & Co.	Trust Preferred	$1,533,994
JPMorgan Chase & Co.	Collateralized Mortgage Obligations	$281,345
JPMorgan Chase & Co.	Commercial Mortgage Backed Securities	$779,575
JPMorgan Chase & Co.	Asset Backed Securities	$3,563,357
JPMorgan Chase & Co.	Corporate Bonds	$930,964
Lehman Brothers, Inc.	Trust Preferred	$11
Lehman Brothers, Inc.	Commercial Mortgage Backed Securities	$4,099,518
Lehman Brothers, Inc.	Asset Backed Securities	$264,901
Lehman Brothers, Inc.	Corporate Bonds	$154,613
Morgan Stanley & Co., Inc.	Common Stocks	$112,700
Morgan Stanley & Co., Inc.	Commercial Mortgage Backed Securities	$4,141,513
Morgan Stanley & Co., Inc.	Corporate Bonds	$1,318,598
UBS Securities, LLC	Common Stocks	$766,237
UBS Securities, LLC	Trust Preferred	$33,829
UBS Securities, LLC	Corporate Bonds	$1,352,058

Other Potential Conflicts of Interest

     The Bank of America Corporation (“BAC”), though its subsidiary Merrill Lynch and Co., Inc. (“Merrill Lynch”), and The PNC Financial Services Group, Inc. (“PNC”), each have a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Portfolios’ Manager. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”), with respect to the Portfolios and/or other accounts managed by BlackRock, PNC or BAC Entities, may give rise to actual or perceived conflicts of interest such as those described below.

     BlackRock is one of the world’s largest asset management firms with approximately $1.307 trillion in assets under management as of December 31, 2008. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Portfolio, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Portfolios. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Portfolio.

     BlackRock and its Affiliates, as well as the BAC Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the Portfolio. One or more Affiliates and BAC Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When BlackRock and its Affiliates or the BAC Entities seek to purchase or sell the same assets for their managed accounts, including a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

     Conflicts may also arise because portfolio decisions regarding a Portfolio may benefit other accounts managed by BlackRock or its Affiliates or a BAC Entity. For example, the sale of a long position or establishment of a short position by a Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts.

     BlackRock and its Affiliates or a BAC Entity and their clients may pursue or enforce rights with respect to an issuer in which a Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC Entity or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

     The results of a Portfolio’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Portfolio. Moreover, it is possible that a Portfolio will sustain losses during periods in which one or more Affiliates or BAC Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

     From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC Entities are performing services or when position limits have been reached.

     In connection with its management of a Portfolio, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Portfolio and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Portfolio.

     In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.

     BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock or its Affiliates or a BAC Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock or its Affiliates or a BAC Entity. One or more Affiliates or BAC Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of the Portfolio. A Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC Entities and may also enter into transactions with other clients of an Affiliate or BAC Entity where such other clients have interests adverse to those of the Portfolio.

     At times, these activities may cause departments of BlackRock or its Affiliates or a BAC Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its Affiliates or BAC Entities on an arms-length basis. BlackRock or its Affiliates or a BAC Entity may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC Entities.

     One or more Affiliates or one of the BAC Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC Entity will be in its view commercially reasonable, although each Affiliate or BAC Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC Entity and such sales personnel.

     Subject to applicable law, the Affiliates and BAC Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Portfolios or their shareholders will be required, and no fees or other compensation payable by the Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate or BAC Entity of any such fees or other amounts.

     When an Affiliate or BAC Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Portfolios, the Affiliate or BAC Entity may take commercial steps in its own interests, which may have an adverse effect on the Portfolios. A Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC Entity, will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC Entities in evaluating the Portfolio’s creditworthiness.

     Purchases and sales of securities for a Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the

Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolios. In addition, under certain circumstances, the Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

     BlackRock may select brokers (including, without limitation, Affiliates or BAC Entities) that furnish BlackRock, the Portfolios, other BlackRock client accounts or other Affiliates or BAC Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Portfolios based on the amount of brokerage commissions paid by the Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Portfolios and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

     BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

     BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

     BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Portfolios. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by the BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

     BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

     It is also possible that, from time to time, BlackRock or its Affiliates or a BAC Entity may, although they are not required to, purchase and hold shares of a Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its Affiliates or BAC Entities reserve the right to redeem at any time some or all of the shares of a Portfolio acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its Affiliates or by a BAC Entity could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.

     It is possible that a Portfolio may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC Entity has significant debt or equity investments or in which an Affiliate or BAC Entity makes a market. A Portfolio also may invest in securities of companies to which an Affiliate or a BAC Entity provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other clients of BlackRock or its Affiliates or a BAC Entity. In making investment decisions for a Portfolio, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC Entity may limit a Portfolio’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.

     BlackRock and its Affiliates and the BAC Entities, their personnel and other financial service providers have interests in promoting sales of the Portfolios. With respect to BlackRock and its Affiliates and BAC Entities and their personnel, the remuneration and profitability relating to services to and sales of the Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC Entity and such personnel resulting from transactions on behalf of or management of the Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

     BlackRock and its Affiliates or a BAC Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

     BlackRock and its Affiliates or a BAC Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Portfolio’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Portfolio’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Portfolio’s pricing vendors and/or fund accountants, there may be instances where the Portfolio’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

     As disclosed in more detail in “Valuation of Portfolio Securities” in this Statement of Additional Information, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Portfolio’s investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BlackRock seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Portfolio might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value. As a result, a Portfolio’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Portfolio bearing some additional expenses.

     BlackRock and its Affiliates or a BAC Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC Entities that are the same, different from or made at different times than positions taken for the Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Fund, BII and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

     BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that the Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Portfolios and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Portfolio to purchase and another client of BlackRock to sell, or the Portfolio to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Portfolio may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Portfolios may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC Entity serve as directors of companies the securities of which the Portfolios wish to purchase or sell. However, if permitted by applicable law, the Portfolios may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC Entities are directors or officers of the issuer.

     The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Portfolios. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Portfolios or other client accounts to suffer disadvantages or business restrictions.

     If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Portfolios) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of clients (including the Portfolios) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

     Present and future activities of BlackRock and its Affiliates and BAC Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

PURCHASE AND REDEMPTION INFORMATION

     The Fund has authorized one or more brokers and/or financial institutions (“Authorized Persons”) to receive on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those Authorized Persons. Such Authorized Persons are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf, and the Fund will be deemed to have received a purchase or redemption order when an Authorized Persons or, if applicable, such Authorized Person’s authorized designee, receives the order. Such customer orders will be priced at a Portfolio’s net asset value next computed after they are received by an Authorized Person or such Authorized Person’s authorized designee. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Investor Shares

     Purchase of Shares. The minimum investment for the initial purchase of shares is $1,000, except that the minimum is $250 for certain fee-based retirement programs and $100 for qualified employee benefit plans; there is a $50 minimum for subsequent investments. Purchases through the Automatic Investment Plan are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund’s Manager, Sub-Advisors, BII or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

     Purchases Through Brokers. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the prospectuses, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

     Other Purchase Information. Shares of each Portfolio of the Fund are sold on a continuous basis by BII as distributor. BII maintains its principal offices at 40 East 52nd Street, New York, New York 10022. Purchases may be effected on weekdays on which the NYSE is open for business (a “Business Day”). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund’s Manager, be made in the form of securities that are permissible investments for that Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

     Unless a sales charge waiver applies, Investor B, Investor B1 or Investor B2 shareholders of an Equity Portfolio pay a contingent deferred sales charge if they redeem during the first six years after purchase and Investor C, Investor C1 or Investor C2 shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable contingent deferred sales charge in addition to the aggregate annual Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A and Investor A1 Shares.

     Dealer Reallowances. The following are the front-end sales loads reallowed to dealers as a percentage of the offering price of certain of the Fund’s Non-Money Market Investor A Shares. In cases where BII acts as dealer, it will not receive a placement fee on purchases of over $1 million of Investor A Shares. For the tables below, the reallowance or placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares in the Capital Appreciation Portfolio will result in a placement fee of .50% on the first $3 million and .25% on the final $1 million).

CAPITAL APPRECIATION AND ASSET ALLOCATION PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*

Less than $25,000	5.00%
$25,000 but less than $50,000	4.50
$50,000 but less than $100,000	3.75
$100,000 but less than $250,000	2.75
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	0.75
$3 million but less than $15 million	0.50
$15 million and above	0.25

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP CORE EQUITY, SMALL CAP GROWTH EQUITY, SCIENCE & TECHNOLOGY OPPORTUNITIES, U.S. OPPORTUNITIES, SMALL/MID-CAP GROWTH, AURORA, HEALTH SCIENCES OPPORTUNITIES, GLOBAL RESOURCES, GLOBAL OPPORTUNITIES, INTERNATIONAL OPPORTUNITIES AND ALL-CAP GLOBAL RESOURCES PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*

Less than $25,000	5.00%
$25,000 but less than $50,000	4.50
$50,000 but less than $100,000	3.75
$100,000 but less than $250,000	2.75
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	1.00
$3 million but less than $15 million	0.50
$15 million and above	0.25

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

     During special promotions, the entire sales charge may be reallowed to dealers. Dealers who receive 90% or more of the sales charge may be deemed to be “underwriters” under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of BlackRock who provide sales support services. Furthermore, BII or BlackRock may, out of their assets and not as an additional charge to the Portfolios, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. BII or BlackRock may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable FINRA regulations. The compensation arrangements described above generally are made available to all qualified financial institutions, broker/dealers and salespersons when such arrangements are in effect, subject to applicable FINRA regulations.

     The following special purchase plans result in the waiver or reduction of sales charges for Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares of each of the Equity Portfolios.

Sales Charge Waivers For Each of the Equity Portfolios—Investor A Shares

     Qualified Plans. In general, no sales charge will apply to purchases by authorized qualified employee benefit plans (“Qualified Plans”) of Investor A Shares. BlackRock may pay placement fees to dealers, up to the following amounts, on purchases of Investor A Shares of all Non-Money Market Portfolios (except the Index Equity Portfolio) by Qualified Plans:

Less than $3,000,000	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

     For the table above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares will result in a placement fee of up to 1.00% on the first $3 million and .50% on the final $1 million).

     Other. The following persons associated with the Fund, the Fund’s Manager, Sub-Advisors, distributors, fund accounting agent or transfer agent and their affiliates may buy Investor A Shares of each of the Equity Portfolios without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners; (b) employees and retirees; (c) representatives of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d). The following persons may also buy Investor A Shares without paying a sales charge: (a) authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio; (e) persons participating in selected fee-based programs under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (f) MetLife employees. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

     The CDSC related to purchases of $1,000,000 or more of Investor A Shares is not charged if the dealer receives a placement fee over time during the 18 months after purchase.

Reduced Sales Charges For Each of the Equity Portfolios—Investor A and Investor A1 Shares

     Because of reductions in the front-end sales charge for purchases of Investor A or Investor A1 Shares aggregating $25,000 or more, it may be advantageous for investors purchasing large quantities of Investor Shares to purchase Investor A or Investor A1 Shares. In any event, the Fund will not accept a purchase order of $50,000 or more for Investor B Shares or $500,000 or more for Investor C Shares.

     Quantity Discounts. Larger purchases may reduce the sales charge price. Upon notice to the investor’s broker or the transfer agent, purchases of Investor A or Investor A1 Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse and their children under the age of 21; or (b) a trustee or fiduciary of a single trust estate or single fiduciary account.

     Right of Accumulation. Under the Right of Accumulation, the current value of an investor’s existing Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Institutional Shares in any Portfolio may be combined with the amount of the investor’s current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 or Institutional Shares must be called to the attention of PNC GIS by the investor at the time of the current purchase.

     Reinstatement Privilege. Upon redemption of Investor A, Investor A1 or Institutional Shares, you may reinvest the redemption proceeds in Investor A Shares of the SAME Portfolio without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided the Investor A Share class of that Portfolio is currently open to new investors or the shareholder has a current account in that closed Portfolio. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received in good order. To exercise this privilege, PNC GIS must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time the purchase is made. An investor should consult a tax adviser concerning the tax consequences of use of the reinstatement privilege.

     Letter of Intent. An investor may qualify for a reduced sales charge immediately by signing a Letter of Intent stating the investor’s intention to invest during the next 13 months a specified amount in Investor A, Investor B, Investor C or Institutional Shares which, if made at one time, would qualify for a reduced sales charge. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by PNC GIS, and the investor must instruct PNC GIS upon making subsequent purchases that such purchases are subject to a Letter of Intent.

     During the term of a Letter of Intent, the Fund’s transfer agent will hold Investor A Shares representing up to 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased.

     If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the expiration of the 13-month period, PNC GIS, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

Investor B, Investor B1 and Investor B2 Shares

     Investor B and Investor B1 Shares of the Non-Money Market Portfolios are subject to a deferred sales charge if they are redeemed within six years of purchase, and Investor B2 Shares of the Non-Money Market Portfolios are subject to a deferred sales charge if they are redeemed within three years of purchase. Dealers will generally receive commissions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Plan. Dealers may not receive a commission in connection with sales of Investor B, Investor B1 or Investor B2 Shares to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor C, Investor C1 and Investor C2 Shares.

Investor C, Investor C1 and Investor C2 Shares

     Investor C, Investor C1 and Investor C2 Shares of the Non-Money Market Portfolios are subject to a deferred sales charge of 1% based on the lesser of the original cost or the net asset value of the Investor C, Investor C1 or Investor C2 Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally immediately receive commissions equal to 1% of the Investor C Shares sold by them plus ongoing fees under the Plan. Dealers may not receive a commission in connection with sales of Investor C, Investor C1 or Investor C2 Shares to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor B, Investor B1 and Investor B2 Shares.

Investor B and Investor C Shares

     Shareholders of BlackRock Senior Floating Rate Fund, Inc. (“SFR”) and BlackRock Senior Floating Rate Fund II, Inc. (“SFR II” and together with SFR, the “Funds”) are permitted to invest the proceeds from tender offers conducted by the Funds in Investor B Shares or Investor C Shares, respectively, of Portfolios that currently offer such shares. The holding period for shares held in SFR will be tacked onto the holding period for calculating any applicable contingent deferred sales charge on redemptions of Investor B Shares and the holding period for shares held in SFR II will be tacked onto the holding period for calculating any applicable contingent deferred sales charge on redemptions of Investor C Shares. Further, the three year/3.00% early withdrawal charge that currently applies to shares of SFR and the one year/1.00% early withdrawal charge that currently applies to shares of SFR II will apply to any Investor B or Investor C Shares acquired through the exercise of this reinvestment privilege.

Exemptions from and Reductions of the Contingent Deferred Sales Charge

     Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares. The contingent deferred sales charge on Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares of the Non-Money Market Portfolios is not charged in connection with: (1) redemptions of Investor B, Investor B1, Investor B2, Investor C, Investor C2 and Investor C2 Shares purchased through certain authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (2) exchanges described in “Exchange Privilege” below; (3) redemptions made in connection with minimum required distributions from IRA and 403(b)(7) accounts due to the shareholder reaching age 70 1/2; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old; (5) redemptions made with respect to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates; (6) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares; (7) involuntary redemptions of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares in accounts with low balances as described in “Redemption of Shares” below; (8) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (9) redemptions related to the payment of PNC Trust Company custodial IRA fees; and (10) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no contingent deferred sales charge is charged on Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares acquired through the reinvestment of dividends or distributions.

     When an investor redeems Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

Shareholder Features

     Exchange Privilege. The exchange of Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

     Unless an exemption applies, a front-end sales charge will be charged in connection with exchanges of Investor A Shares of a Money Market Portfolio for Investor A Shares of the Fund’s Non-Money Market Portfolios. Exchanges of Investor B or Investor C Shares of a Money Market Portfolio for Investor B or Investor C Shares of a Non-Money Market Portfolio of the Fund will be exercised at NAV. However, a CDSC will be charged in connection with the redemption of the Investor B or Investor C Shares of the Non-Money Market Portfolio received in the exchange. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares of the Non-Money Market Portfolios, the holding period of the Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through exchange.

     Investor A Shares of Money Market Portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a Portfolio subject to a sales charge.

     A shareholder wishing to make an exchange may do so by sending a written request to the Fund c/o PNC GIS at the following address: PNC Global Investment Servicing (U.S.) Inc., P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with PNC GIS. This form is available from PNC GIS. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PNC GIS in writing.

     If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

     Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

     The Fund reserves the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and BII will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and BII will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

     By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

     The redemption of shares of one Portfolio and the subsequent investment in another Portfolio generally will be treated as two separate transactions. Therefore, a front-end sales charge will be imposed (unless an exemption applies) on the purchase of Investor A or Investor A1 Shares of a Non-Money Market Portfolio with the proceeds of a redemption of Investor Shares of a Money Market Portfolio. In addition, when Investor Shares of a Money Market Portfolio are redeemed and the proceeds are used to purchase Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares of a Non-Money Market Portfolio, a contingent deferred sales charge will be imposed (unless an exemption applies) when the Investor B Shares or Investor C Shares of the Non-Money Market Portfolio are redeemed.

     Automatic Investment Plan (“AIP”). Investor Share shareholders and certain Service Share shareholders who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PNC GIS. The minimum pre-authorized investment amount is $50.

     Systematic Withdrawal Plan (“SWP”). The Fund offers a Systematic Withdrawal Plan to shareholders who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day in not a Business Day, on the prior Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com/funds.

     Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares made through the SWP that do not exceed 12% of the original investment on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B, Investor B1, Investor B2, Investor C, Investor C1 or Investor C2 Shares in excess of this limit are still subject to the applicable CDSC.

     For this reason, a shareholder may not participate in the Automatic Investment Plan (see “Services for Shareholders—Automatic Investment Plan” in the Fund’s Prospectus) and the Systematic Withdrawal Plan at the same time.

     Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund (which includes the Fund and other funds as designated by BII from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

     Redemption of Shares. Redemptions may be made in the manner and amounts described in the Prospectuses. Signatures, when required, must conform exactly to the account registration. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or ACH, or $100,000 for a redemption by check, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution.

     A signature guarantee is designed to protect the shareholders and the Portfolio against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PNC GIS in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

     Investor A shareholders of the Money Market Portfolios may redeem their shares through the checkwriting privilege. Upon receipt of the checkwriting application and signature card by PNC GIS, checks will be forwarded to the investor. The minimum amount of a check is $100. If more than one shareholder owns the account, each shareholder must sign each check, unless an election has been made to permit check writing by a limited number of signatures and such election is on file with PNC GIS. Investor A Shares represented by a check redemption will continue to earn daily income until the check is presented for payment. PNC Bank, as the investor’s agent, will cause the Fund to redeem a sufficient number of Investor A Shares owned to cover the check. When redeeming Investor A Shares by check, an investor should make certain that there is an adequate number of Investor A Shares in the account to cover the amount of the check. If an insufficient number of Investor A Shares is held or if checks are not properly endorsed, they may not be honored and a $15 service charge will be incurred. Checks may not be presented for cash payments at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks. However, a shareholder cannot close an account by writing a checkwriting check.

Computation of Public Offering Prices for Investor A Shares of the Non-Money Market Portfolios.

     An illustration of the computation of the public offering price per Investor A Share of the respective Non-Money Market Portfolios, based on the value of such Portfolios’ net assets as of September 30, 2008 follows:

	Mid-Cap Value Equity Portfolio	Mid-Cap Growth Equity Portfolio	Small Cap Value Equity Portfolio	Small Cap Core Equity Portfolio
Net Assets	$470,264,810.65	$195,979,898.88	$16,490,429.75	$23,686,850.52
Outstanding Shares	48,663,016.211	20,506,711.458	2,065,711.968	1,521,130.437

Net Asset Value Per Share	$9.66	$9.56	$7.98	$15.57
Maximum Sales Charge, 5.25% of
offering price*	0.54	0.53	0.44	0.86

Offering to Public	$10.20	$10.09	$8.42	$16.43

*	The maximum sales charge as a percentage of the net asset value per share for each portfolio at September 30, 2008 was as follows: Mid- Cap Value Equity Portfolio 5.54%; Mid-Cap Growth Equity Portfolio 5.54%; Small Cap Value Equity Portfolio 5.51%; and Small Cap Core Equity Portfolio 5.52%.

	Small Cap Growth Equity Portfolio	U.S. Opportunities Portfolio	Science & Technology Opportunities Portfolio	Capital Appreciation Portfolio	Aurora Portfolio
Net Assets	$211,065,387.20	$495,655,885.18	$72,659,302.09	$125,521,064.08	$481,193,132.82
Outstanding Shares	11,251,244.337	16,366,135.952	10,804,348.380	8,602,198.076	26,936,463.014

Net Asset Value
Per Share	$18.76	$30.29	$6.73	$14.59	$17.86
Maximum Sales
Charge, 5.25% of
offering price*	1.04	1.68	0.37	0.81	0.99

Offering to Public	$19.80	$31.97	$7.10	$15.40	$18.85

*	The maximum sales charge as a percentage of the net asset value per share for each portfolio at September 30, 2008 was as follows: Small Cap Growth Equity Portfolio 5.54%; U.S. Opportunities Portfolio 5.55%; Science & Technology Opportunities Portfolio 5.50%; Capital Appreciation Portfolio 5.55%; and Aurora 5.54%.

	International Opportunities Portfolio	Small/Mid- Cap Growth Portfolio	Global Resources Portfolio	All-CapGlobal Resources Portfolio
Net Assets	$482,523,576.38	$138,072,952.96	$689,645,788.08	$267,421,630.46
Outstanding Shares	17,144,348,863	12,520,948.713	14,583,079.191	16,707,611.675

Net Asset Value
Per Share	$28.14	$11.03	$47.29	$16.01
Maximum Sales
Charge, 5.25% of
offering price*
(3.00% for Index
Equity*)	1.56	0.62	2.62	0.89

Offering to Public	$29.70	$11.65	$49.91	$16.90

*	The maximum sales charge as a percentage of the net asset value per share for each portfolio at September 30, 2008 was as follows: International Opportunities Portfolio 5.54%; Small/MidCap Growth Portfolio 5.62%; Global Resources 5.54%; and All-Cap Global Resources Portfolio 5.56%.

	Asset Allocation Portfolio	Health Sciences Opportunities Portfolio	Global Opportunities Portfolio

Net Assets	$390,051,200.04	$564,942,819.98	$37,529,155.06
Outstanding Shares	30,199,104.440	20,075,138.498	3,782,138.398

Net Asset Value Per Share	$12.92	$28.14	$9.92
Maximum Sales Charge, 5.25% of offering price*	0.72	1.56	0.55

Offering to Public	$13.64	$29.70	$10.47

*	The maximum sales charge as a percentage of the net asset value per share for each Portfolio at September 30, 2008 was as follows: Asset Allocation Portfolio 5.57%; Health Sciences Opportunities Portfolio 5.54%; and Global Opportunities Portfolio 5.54%.

     Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year ended September 30, 2008 were as follows:

Portfolios	Front-End Sales Charges
Capital Appreciation	$55,101
Mid-Cap Value Equity	$233,308
Mid-Cap Growth Equity	$101,030
Aurora	$131,353
Small/Mid-Cap Growth	$35,377
Small Cap Value Equity	$1,897
Small Cap Core Equity	$60,988
Small Cap Growth Equity	$185,133
Science & Technology Opportunities	$92,582
Global Resources	$2,514,235
All-Cap Global Resources	$1,820,136
Health Sciences Opportunities	$330,509
U.S. Opportunities	$1,255,896
Global Opportunities	$170,855
International Opportunities	$1,336,348

     Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year ended September 30, 2007 were as follows:

Portfolios	Front-End Sales Charges
Capital Appreciation	$26,387
Mid-Cap Value Equity	$660,026
Mid-Cap Growth Equity	$88,978
Aurora	$319,565
Small/Mid-Cap Growth	$34,109
Small Cap Value Equity	$2,716
Small Cap Core Equity	$111,637
Small Cap Growth Equity	$146,084
Science & Technology Opportunities	$47,165
Global Resources	$279,238
All-Cap Global Resources	$896,678
Health Sciences Opportunities	$1,993,490
U.S. Opportunities	$624,218
Global Opportunities	$264,887
International Opportunities	$199,810
Asset Allocation

     Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year ended September 30, 2006 were as follows:

Portfolios	Front-End Sales Charges
Investment Trust	$230,415
Capital Appreciation	$93,690
Mid-Cap Value Equity	$756,439
Mid-Cap Growth Equity	$142,252
Aurora	$778,757
Small/Mid-Cap Growth	$58,407
Small Cap Value Equity	$10,400
Small Cap Core Equity	$199,678
Small Cap Growth Equity	$139,932
Science & Technology Opportunities	$87,008
Global Resources	$229,320
All-Cap Global Resources	$4,002,505
Health Sciences Opportunities	$4,650,458
U.S. Opportunities	$559,184
Global Opportunities	$568,210
International Opportunities	$1,487,469
Asset Allocation	$1,269,133

Institutional and BlackRock Shares

     Purchase of Shares. Employees of BlackRock, directors, trustees and officers of the funds advised by BlackRock and accounts managed for their benefit and employees and directors of BlackRock, The PNC Financial Services Group, Inc., Merrill Lynch & Co., Inc. or their respective affiliates may buy BlackRock or Institutional Shares of the Fund without regard to any existing minimum investment requirements. The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional and BlackRock Shares and may suspend and resume the sale of shares of any Portfolio at any time.

     Institutional Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

     Payment for Institutional and BlackRock Shares must normally be made in Federal funds or other funds immediately available by 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Service Shares

     Redemption of Shares. The Fund may redeem Service Shares in any Portfolio account if the account balance drops below the required minimum initial investment as the result of redemption requests and the shareholder does not increase the balance to at least the required minimum initial investment upon thirty days’ written notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the account falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolio to the extent necessary to maintain the minimum balance required.

     The following is applicable only to persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio’s combination with The PNC Fund:

     Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. A signature guarantee is designed to protect the shareholders and the Portfolio against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PNC GIS in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

     If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, the Fund will honor requests by any person by telephone at (800) 537-4942 or other means. The Fund reserves the right to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above.
     Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio’s combination with The PNC Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures described in this section.

     DCC&S. Qualified Plans may be able to invest in shares of the Portfolios through the Defined Contribution Clearance and Settlement system (“DCC&S”) of the National Securities Clearing Corporation. Institutions qualifying to trade on DCC&S include broker/dealers, trust companies and third party administrators. Please contact the Fund for information on agreements, procedures, sales charges and fees related to DCC&S transactions.

Hilliard Lyons Shares (“HL Shares”)

     Purchase of Shares. The minimum investment for the initial purchase of HL Shares is $1,000; there is a $100 minimum for subsequent investments. Purchases through the Automatic Investment Plan are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of a Portfolio, a Portfolio’s Manager, Sub-Advisors, BII or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

     Other Purchase Information. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund’s Manager be made in the form of securities that are permissible investments for that Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

     Redemption of Shares. Redemptions may be made in the manner and amounts described in the Prospectuses. Signatures, when required, must conform exactly to the account registration. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or ACH, or $100,000 for a redemption by check, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution.

     A signature guarantee is designed to protect the shareholders and the Portfolio against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PNC GIS in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Class R Shares

     Purchase of Shares. Class R Shares are available only to certain authorized qualified employee benefit plans. The minimum investment for the initial purchase of Class R Shares is $100; there is a $50 minimum for subsequent investments.

     Other Purchase Information. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Portfolio may, in the discretion of the Fund’s Manager, be made in the form of securities that are permissible investments for that Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

     Redemption of Shares. Redemptions may be made in the manner and amounts described in the Prospectuses.

Payment of Redemption Proceeds

     The Fund may suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund’s responsibilities under the 1940 Act.

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio’s shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio’s net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation or portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     The Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund’s Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Dividends and Distributions

     Equity Portfolios. Except as set forth below, each of the Equity Portfolios of the Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment income of each of the Equity Portfolios, if any, is declared at least annually as a dividend to investors who are shareholders of the Portfolio at the close of business on the record date. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund (except for the Exchange Portfolio, which retains long-term capital gains) at least annually. From time to time, a Portfolio may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. The period for which dividends are payable and the time for payment are subject to change by the Fund’s Board of Trustees.

     Distributions are reinvested at net asset value in additional full and fractional shares of the same class on which the distributions are paid, unless a shareholder elects otherwise. This election, or any revocation thereof, must be made in writing to PNC GIS, and will become effective with respect to distributions paid after its receipt by PNC GIS.

     Money Market Portfolios. Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Money Market Portfolio in which they invest. Each Money Market Portfolio’s net income is declared daily as a dividend. Shareholders whose purchase orders are executed at 12:30 p.m. (Eastern Time) receive dividends for that day. On the other hand, shareholders whose redemption orders have been received by 12:30 p.m. (Eastern Time) do not receive dividends for that day, while shareholders of each Portfolio whose redemption orders are received after 12:30 p.m. (Eastern Time) do receive dividends for that day.

     Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within ten business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually and will be taxed as ordinary income. The period for which dividends are payable and the time for payment are subject to change by the Fund’s Board of Trustees. The Portfolios do not expect to realize net long-term capital gains.

     Dividends are reinvested in additional full and fractional Investor Shares of the same class on which the dividends are paid, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PNC GIS, and will become effective with respect to dividends paid after receipt by PFPC.

VALUATION OF PORTFOLIO SECURITIES

     Valuation of Shares. The net asset value for each class of shares of each Portfolio is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open. Valuation of securities held by each Portfolio is as follows:

     Equity Investments. Securities traded on a recognized securities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable; if a security is traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used; securities traded on a recognized securities exchange for which there were no sales on that day are valued at the last bid (long position) or ask (short position) price. If a Portfolio holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

     Fixed Income Investments. Fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board; the amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser determines such method does not represent fair value; floating rate loan interests are generally valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from an independent third-party pricing service. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services who make a valuation determination by securing observed transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Options, Futures, Swaps and Other Derivatives. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market on which the option is traded; an exchange-traded option for which there is no mean price is valued at the last bid (long position) or ask (short position) price; if no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. OTC options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Swap agreements and other derivatives are generally are valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

     Underlying Funds. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information

     In determining the market value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Portfolio’s books at their face value.

     In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Fund’s Board as reflecting fair value. All other assets and securities (including securities for which market quotations are not readily available) held by a Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Fund’s Board or by BlackRock (its delegate). Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing rates of exchange.

     Certain of the securities acquired by the Portfolios may be traded on non-U.S. exchanges or over-the-counter markets on days on which a Portfolio’s net asset value is not calculated. In such cases, the net asset value of a Portfolio’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

     Fair Value. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Portfolio’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade), where the security or other asset is thinly traded (e.g., municipal securities and certain non-U.S. securities can be expected to be thinly traded), or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the BlackRock Portfolio Management Group and/or the Pricing Group determines, in its business judgment prior to or at the time of pricing a Portfolio’s assets, that it is likely that the event will cause a material change to the last closing market price of one or more assets held by the Portfolio. On any date the NYSE is open and the primary exchange on which a foreign asset is traded is closed, such asset will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset, in which case such asset would be treated as a Fair Value Asset. For certain non-U.S. securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant non-U.S. markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Portfolio’s pricing time.

     BlackRock’s Pricing Group, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, BlackRock’s Pricing Group periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock’s portfolio managers, to regularly evaluate the values assigned to the securities and other assets held by the Portfolios. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

     When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Portfolio might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

     Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value. As a result, a Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     Money Market Portfolios. Each Money Market Portfolio seeks to maintain a net asset value of $1.00 per share for purposes of purchase and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation. Under this method, portfolio securities are valued at cost when purchased and thereafter, a constant proportionate accretion of any discount or amortization of premium is recorded until the maturity of the security. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Money Market Portfolio would receive if the security were sold prior to maturity. The Fund’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Money Market Portfolio; however, there can be no assurance that a constant net asset value will be maintained for any Money Market Portfolio. Such procedures include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Money Market Portfolio, the Fund’s Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Each Money Market Portfolio has been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which terminates on April 30, 2009, unless extended.

     The Program provides a guarantee to shareholders of each Money Market Portfolio up to the amount held in the Money Market Portfolio as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in a Money Market Portfolio through a new account, the new balance would not be covered.

     The Program is temporary and set to expire on April 30, 2009, at which point the Treasury Department can opt to extend it to no later than September 18, 2009. The Money Market Portfolios have paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Money Market Portfolio paid a participation fee of 0.01% of the Portfolio’s net asset value as of September 19, 2008 and, for the extension period (ending April 30, 2009), each Money Market Portfolio paid a participation fee of 0.015% of the Portfolio’s net asset value as of September 19, 2008. The Program is implemented under the Treasury’s Exchange

Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

     Except as permitted by applicable law and the SEC, each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 397 days, and will limit portfolio investments, including repurchase agreements, to those instruments that the Manager or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Fund’s Board.

TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Index Equity Portfolio is deemed to own a proportionate share of the assets and gross income of the S&P 500 Index Series in which the Index Equity Portfolio invests all of its assets.

     Each Portfolio of the Fund has elected and intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its investment company taxable income, as that term is defined in the Code but without regard to the deduction for dividends paid, and its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income and (b) 90% of its net tax-exempt interest income, if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from (a) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or non-U.S. currencies (including, but not limited to, gains from forward non-U.S. currency exchange contracts), or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for Federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”) (the “Income Requirement”). The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which issuers a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which such Portfolio controls and which are engaged in the same or similar or related trades or businesses, or in any one or more Qualified Publicly Traded Partnerships.

     Each of the Money Market Municipal Portfolios is designed to provide investors with tax-exempt interest income. Shares of the Money Market Municipal Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401(a) of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio’s dividends being tax-exempt and would ultimately include such dividends would be in distributions that in many cases are taxable when distributed to the beneficiary. In addition, the Money Market Municipal Portfolios may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for a Municipal Money Market Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt-interest obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder’s gross income for regular Federal income tax purposes. However, gain realized by such Portfolios from the disposition of a tax-exempt bond that was acquired after April 30, 1993, for a price less than the principal amount of the bond is treated as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a Federal income tax return are required to report the receipt of exempt-interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% (28% on the taxable excess over $175,000) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and non-U.S. corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     If a Municipal Money Market Portfolio distributes exempt-interest dividends during the shareholder’s taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio. The Municipal Money Market Portfolios may each purchase securities that do not bear tax-exempt interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

     Distributions of investment company taxable income from a Portfolio (other than qualified dividend income and the possible allowance of the dividends-received deduction described below) will generally be taxable to shareholders as ordinary income to the extent of that Portfolio’s earnings and profits, regardless of whether such distributions are paid in cash or are reinvested in shares. However, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income that are designated by a Portfolio as derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gains. A Portfolio will notify shareholders of the amount of any distribution that may constitute qualified dividend income not later than 60 days after the close of its taxable year. If a Portfolio receives 95% or more of its gross income (as defined for that purpose) from qualified dividend income, all the Portfolio’s distributions may be classified as qualified dividend income, provided holding period and other requirements are met by both the shareholders and the Portfolio. Otherwise, only a portion of a Portfolio’s distributions may be eligible for classification as qualified dividend income. A Portfolio may designate such distributions as qualified dividend income only to the extent the Portfolio has received qualified dividend income for the taxable year in which such distributions are made. Qualified dividend income is generally dividend income from taxable domestic corporations and certain non-U.S. corporations. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Except for the Exchange Portfolio, each Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such distributions that are designated as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to or after the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares. If a Portfolio retains any net capital gain, it may designate the retained amount as undistributed capital gain in a notice to its shareholders, and each shareholder will (i) be required to include in income for Federal income tax purposes as long-term capital gain its share of such undistributed amounts, (ii) be entitled to credit its proportionate share of tax paid by the Portfolio against its Federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) increase its basis in its shares of the Portfolio by an amount equal to the difference between its proportionate share of such gains and the amount of tax paid on such shareholder’s behalf by the Portfolio.

     Distributions by a Portfolio that do not constitute ordinary income dividends, qualified dividend income, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 35%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Rates on long-term capital gains for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% to 15% rate brackets) for taxable years beginning on or before December 31, 2010. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum marginal rate of 35%.

     A shareholder will generally recognize gain or loss on the sale, exchange or redemption of a Portfolio’s shares in an amount equal to the difference between the proceeds of the sale, exchange or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of such Portfolio within 30 days before or after the sale, exchange or redemption. Any gain or loss arising from the sale, exchange or redemption of shares of a Portfolio held as a capital asset (generally, property held for investment) will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any loss incurred on the sale or exchange of a Portfolio’s shares, held six months or less, will be disallowed to the extent of exempt-interest dividends received with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received (or amounts designated as undistributed capital gains) with respect to such shares.

     If the value of assets held by a Portfolio declines, the Trustees may authorize a reduction in the number of outstanding shares of that Portfolio in shareholders’ accounts in order to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining shares of that Portfolio, and any shareholders disposing of such shares at that time may recognize a capital loss. Except for the exempt interest dividends paid by the Municipal Money Market Portfolios, dividends, including dividends reinvested in additional shares of a Portfolio, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

     Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder with respect to shares, the shareholder must file with the Internal Revenue Service a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Each Non-Money Market Portfolio may engage in hedging or derivatives transactions involving non-U.S. currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on non-U.S. currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out at their fair market value at certain intervals) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the

4% excise tax (described below). Each Portfolio intends to monitor its transactions, to make the appropriate tax elections and to make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     The Asset Allocation Portfolio may make investments in zero coupon bonds or other discount securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the bond at maturity over its issue price). Zero coupon bonds do not provide for periodic interest payments and therefore produce income that is not matched by a corresponding cash distribution. Any such income would be treated as income earned by a Portfolio and would be subject to the Distribution Requirement and taken into account for purposes of the 4% excise tax (discussed below). As a result, such Portfolio might be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to be able to make distributions to its investors.

     Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

     If a Portfolio purchases shares in a “passive foreign investment company” (a “PFIC”), such Portfolio may be subject to Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, a Portfolio can elect to mark to market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below). Dividends paid by PFICs will not be treated as qualified dividend income.

     Investment income that may be received by certain of the Portfolios from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Portfolio to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the total assets at the close of the taxable year of the International Opportunities, All-Cap Global Resources, Science & Technology Opportunities, Global Resources or Global Opportunities Portfolios consists of stock or securities of non-U.S. corporations, such Portfolio may elect to “pass through” to the Portfolio’s shareholders the amount of foreign taxes paid by such Portfolio. If a Portfolio so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Portfolio, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as non-U.S. source income his pro rata share of such foreign taxes plus the portion of dividends received from the Portfolio representing income derived from non-U.S. sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, such Portfolio must also meet this holding period requirement with respect to its non-U.S. stocks and securities in order for “creditable” taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

     Ordinary income dividends paid by a Portfolio to a corporate shareholder will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of “qualifying dividends” received by the Portfolio from domestic corporations for the taxable year. A dividend received by a Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that the Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Portfolio.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio’s current and accumulated earnings and profits. Such distributions will generally be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends-received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Ordinarily, shareholders are required to take distributions by a Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury a portion of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an “exempt recipient.”

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”), depends on whether the income from a Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, dividends paid to such non-U.S. shareholder from investment company taxable income will be subject to a U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from Federal income tax on gains realized on the sale of shares of a Portfolio, exempt-interest dividends and capital gain dividends. In addition, with respect to taxable years of regulated investment companies beginning before January 1, 2010, U.S. source withholding taxes are not imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, qualified dividend income, interest-related dividends, short-term capital gain dividends, capital gain dividends, and any gains realized upon the sale of shares of a Portfolio will be subject to Federal income tax at the rates applicable to U.S. citizens or domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. In the case of non-U.S. non-corporate shareholders, the Fund may be required to withhold Federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their non-U.S. status. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign taxes.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisers about state and local tax consequences, which may differ from the Federal income tax consequences described above.

     Ohio Tax Considerations. Under current Ohio law, individuals that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Ohio Municipal Money Market Portfolio (“Distributions”) to the extent that such Distributions are properly attributable to interest on public obligations of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of the State of Ohio or its political subdivisions (“Ohio State-Specific Obligations”). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation’s tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

     Distributions that consist of interest on public obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States (“Territorial Obligations”) the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

     Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax. To the extent that Distributions with respect to the Ohio Municipal Money Market Portfolio are derived from interest on its non-Ohio public obligations or, subject to certain exceptions, from an excess of net short-term capital gains over net long-term capital losses on non-Ohio public obligations, such Distributions are considered ordinary income for federal income tax purposes and are therefore subject to the Ohio personal income tax and the Ohio corporation franchise tax. Similarly, subject to certain exceptions, Distributions on non-Ohio public obligations, if any, of net long-term capital gains which are income for federal income tax purposes are also subject to the Ohio personal income tax and the Ohio corporation franchise tax.

     Distributions with respect to shares of the Ohio Municipal Money Market Portfolio are not included in taxable gross receipts for purposes of the Ohio commercial activity tax.

     Distributions with respect to shares of the Ohio Municipal Money Market Portfolio properly attributable to proceeds of insurance paid to that Portfolio that represent maturing or matured interest on defaulted Obligations held by that Portfolio and that are excluded from gross income for federal income tax purposes will not be subject to Ohio personal income tax or municipal or school district income taxes in Ohio, nor included in the net income base of the Ohio corporation franchise tax.

     Distributions treated as investment income or as capital gains for federal income tax purposes, including exempt-interest dividends, may be subject to local taxes imposed by certain political subdivisions within Ohio. In addition to including the shares of the Ohio Municipal Money Market Portfolio in a corporation’s tax base for purposes of calculating the Ohio corporation franchise tax on a net worth basis, shares will also be included in (i) the value of the property included in the gross estate for purposes of the Ohio estate tax, (ii) the value of capital and surplus for purposes of the Ohio domestic insurance company franchise tax and (iii) the value of shares of and capital employed by dealers in intangibles for purpose of the Ohio tax on dealers in intangibles.

     This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Portfolio will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Portfolios consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

     North Carolina Tax Considerations. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obligations of the U.S. Government or North Carolina State-Specific Obligations. Distributions derived from interest earned on obligations of political subdivisions of Puerto Rico, Guam and the U.S. Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Government securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

     Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995, will also be exempt from North Carolina income tax to the Portfolio’s shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

     Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina State-Specific Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995, are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995, will be subject to North Carolina individual or corporate income tax. An investment in a Portfolio (including the North Carolina Municipal Money Market Portfolio) by a corporation subject to the North Carolina franchise tax will be included in the capital stock, surplus and undivided profits base in computing the North Carolina franchise tax. Investors in a Portfolio including, in particular, corporate investors which may be subject to the North Carolina franchise tax, should consult their tax advisers with respect to the effects on such tax of an investment in a Portfolio and with respect to their tax situation in general.

     Virginia Tax Considerations. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States backed by the full faith and credit of the borrowing government (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

     Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distributed to shareholders derived from Virginia obligations issued pursuant to special Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

     When taxable income of a regulated investment company is commingled with exempt income, all distributions of the income are presumed taxable to the shareholders unless the portion of income that is exempt from Virginia income tax can be determined with reasonable certainty and substantiated. Generally, this determination must be made for each distribution to each shareholder. The Virginia Department of Taxation has adopted a policy of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distributions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

     As a regulated investment company, the Virginia Municipal Money Market Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation under Federal law. If the Portfolio fails to qualify, no part of its dividends will be exempt from the Virginia income tax. To the extent any portion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Portfolio will follow through to its shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purposes.

     New Jersey Tax Considerations. It is anticipated that the New Jersey Municipal Money Market Portfolio will qualify as a “Qualified Investment Fund” and as a result, the main portion of each distribution paid by the New Jersey Municipal Money Market Portfolio will not be subject to the New Jersey gross income tax. Only that portion of each distribution will be subject to New Jersey taxation that represents income or gains attributable to obligations that are not exempt from State or local tax under New Jersey or Federal law. Net gains from the redemption of shares of the New Jersey Municipal Money Market Portfolio will also be exempt from the New Jersey gross income tax as long as they continue to qualify as Qualified Investment Funds.

     As defined in N.J.S.A. 54A:6-14.1, a “Qualified Investment Fund” is an investment company or trust registered with the SEC, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and Qualified Financial Instruments; and (b) has at the close of each quarter of the taxable year at least 80% of the aggregate principal amount of all of its investments, excluding Qualified Financial Instruments and cash and cash items (including receivables), in New Jersey State-Specific Obligations, U.S. Government Obligations, and other obligations that are exempt from State or local taxation under New Jersey or Federal law. “New Jersey State-Specific Obligations” are obligations issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation (including one created or existing pursuant to agreement or compact between New Jersey and another state), body corporate and politic or political subdivision of New Jersey. “U.S. Government Obligations” are obligations issued by the U.S. Government, its agencies and instrumentalities, which are statutorily free from New Jersey or local taxation under the laws of the United States. “Qualified Financial Instruments” are financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, to the extent such instruments are authorized by the regulated investment company rules of the Internal Revenue Code.

     In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from New Jersey gross income tax to the extent that the distributions are attributable to interest or gains from New Jersey State-Specific Obligations, U.S. Government Obligations, and other obligations that are exempt from State or local taxation under New Jersey or Federal law. To the extent attributable to other sources, distributions will be subject to the New Jersey gross income tax. The New Jersey Municipal Money Market Portfolio will notify shareholders by February 15 of each calendar year as to the amounts of all distributions for the prior year which are exempt from New Jersey gross income tax and the amounts, if any, which are subject to New Jersey gross income tax. It is intended that the New Jersey Municipal Money Market Portfolio will qualify as a Qualified Investment Fund each year; however, in extreme or unusual market circumstances the Fund might not seek, or might not be able, to qualify as a Qualified Investment Fund by holding 80% of the aggregate principal of its investments at the end of each quarter of the taxable year in obligations that are exempt from State or local taxation under New Jersey or

Federal law. Net gains or income derived from the disposition of shares evidencing an ownership interest in a qualified investment fund are excluded from gross income under the New Jersey Gross Income Tax.

     The New Jersey gross income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a qualified investment fund are included in the tax base for purposes of computing the net income tax portion of the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax. Shares of the New Jersey Municipal Money Market Portfolio are not subject to property taxation by New Jersey.

     Prospective Investors should be aware that investments in the New Jersey Money Market Portfolio may not be suitable for persons who do not receive income subject to the New Jersey gross income tax.

     Pennsylvania Tax Considerations. To the extent distributions from the Fund are derived from interest on Pennsylvania State-Specific Obligations, such distributions will be exempt from the Pennsylvania personal income tax. However, distributions attributable to capital gains derived by the Fund as well as distributions derived from investments other than Pennsylvania State-Specific Obligations will be taxable for Pennsylvania personal income tax purposes. In the case of residents of the City of Philadelphia, distributions which are derived from interest on Pennsylvania State-Specific Obligations or which are designated as capital gain dividends for Federal income tax purposes will be exempt from the Philadelphia School District investment income tax.

     Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.

     An investment in the Fund by a corporate shareholder will apparently qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Fund comprise investments in Pennsylvania and/or United States Government Securities that would be exempt assets if owned directly by the corporation. To the extent exempt-interest dividends attributable to Pennsylvania State-Specific Obligations are excluded from taxable income for Federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax.

     This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above.

     The foregoing is a general and abbreviated summary of the tax laws as presently in effect. Shareholders of the Fund subject to income taxation by states other than Pennsylvania will realize a lower after-tax rate of return since the dividends distributed by the Fund will not generally be exempt, to any significant degree, from income taxation by such other states. For the complete provisions, reference should be made to the applicable state laws. The state laws described above are subject to change by legislative, judicial, or administrative action either prospectively or retroactively. Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund’s Amended and Restated Distribution and Service Plan. Each share of a Portfolio of the Fund has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio’s assets that are declared in the discretion of the Board of Trustees. The Fund’s shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees.

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund’s outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund’s Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund. As stated herein, certain expenses of a Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

     The Funds’ Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of a Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.

MISCELLANEOUS

     The Fund. The Fund was organized as a Massachusetts business trust on December 22, 1988, and is registered under the 1940 Act as an open end, management investment company. Each of the Portfolios except the Health Sciences Opportunities, Global Resources, All-Cap Global Resources, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market, is diversified. Effective January 31, 1998, the Fund changed its name from Compass Capital FundsSM to BlackRock FundsSM.

     Counsel. Sidley Austin LLP, 787 Seventh Avenue, New York 10019 serves as the Fund’s counsel.

     Independent Registered Public Accountant. Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, Pennsylvania, serves as the Fund’s independent registered public accountant.

     Shareholder Ownership. The name, address and percentage ownership of each person that on January 1, 2009, owned of record or beneficially 5% or more of the outstanding shares of a Portfolio that had commenced operations are set forth on Appendix D.

     On December 31, 2008, PNC Bank, Saxon & Company, which has its principal offices at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, held of record approximately 57.297% of the Fund’s outstanding shares. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by The PNC Financial Services Group, Inc., a publicly-held bank holding company.

     On December 31, 2008, J.J.B. Hilliard, W.L. Lyons, Inc., Cash Balance Sweeps, which has its principal offices at 501 Hilliard Lyons Center, Louisville, Kentucky 40202 held of record approximately 17.748% of the Fund’s outstanding shares.

     Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a “majority of the outstanding shares” of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

FINANCIAL STATEMENTS

     BlackRock Funds. The audited financial statements and notes thereto in the Fund’s Annual Reports to Shareholders for the fiscal year ended September 30, 2008 (the “2008 Annual Report”) are incorporated in this Statement of Additional Information by reference. No other parts of the 2008 Annual Report are incorporated by reference herein. The financial statements included in the 2008 Annual Report have been audited by Deloitte & Touche LLP. The reports of Deloitte & Touche LLP are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon Deloitte & Touche LLP’s authority as experts in accounting and auditing. Additional copies of the 2008 Annual Reports may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

APPENDIX A

Commercial Paper Ratings

     A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

     “A-1” — Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

     “A-2” — Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

     “A-3” — Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

     “B” — Issue has only a speculative capacity for timely payment.

     “C” — Issue has a doubtful capacity for payment.

     “D” — Issue is in payment default.

     Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

     “Prime-1” — Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     “Prime-2” — Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     “Prime-3” — Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     “Not Prime” — Issuer does not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

     “F-1+” — Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     “F-1” — Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

     “F-2” — Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

     “F-3” — Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     “B” — Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     “C” — High default risk. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     “D” — Securities are in actual or imminent payment default.

     Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

     “AAA” — This designation represents the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to meet its financial commitment.

     “AA” — Debt is considered to have a very strong capacity to meet its financial commitment and differs from AAA issues only in small degree.

     “A” — Debt is considered to have a strong capacity to meet its financial commitment although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     “BBB” — Debt is regarded as having an adequate capacity to meet its financial commitment. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment for debt in this category than in higher-rated categories.

     “BB,” “B,” “CCC,” “CC” and “C” — Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     “BB” — Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

     “B” — Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

     “CCC” — Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

     “CC” — An obligation rated ‘CC’ currently is highly vulnerable to nonpayment.

     “C” — This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. ‘C’ is also used for preferred stock that is in arrears.

     “CI” — This rating is reserved for income bonds on which no interest is being paid.

     “D” — Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     “r” — This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

     “Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     “Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

     “A” — Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     “Baa” — Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     “Ba,” “B,” “Caa,” “Ca,” and “C” — Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

     Con. (---) — Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba, B and Caa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

     “AAA” — Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events.

     “AA” — Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

     “A” — Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     “BBB” — Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     “BB,” “B,” “CCC,” “CC,” “C,” “DDD,” “DD,” and “D” — Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings “BB” to “C” represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. “RD” indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations but continues to honor other classes of obligations. For defaulted bonds, the rating “DDD” to “D” is an assessment of the ultimate recovery value through reorganization or liquidation.

     To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “BBB” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Municipal Note Ratings

     A Standard and Poor’s rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s Ratings Group for municipal notes:

     “SP-1” — The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     “SP-2” — The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

     “MIG-1”/”VMIG-1” — Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     “MIG-2”/”VMIG-2” — Loans bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.

     “MIG-3”/”VMIG-3” — Loans bearing this designation are of acceptable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     “SG” — Loans bearing this designation are of speculative quality and lack margins of protection.

     Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

APPENDIX B

     Certain Portfolios of the Fund may enter into futures transactions. These transactions are described in this Appendix.

Futures Contracts

     If so provided in the Prospectus relating to a particular Portfolio, the Portfolio may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and non-U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills, GNMA Certificates and/or on any non-U.S. government fixed-income security, on various currencies and on such indices of U.S. and non-U.S. securities as may exist or come into existence.

     A futures contract purchaser generally incurs an obligation to take delivery of a specified amount of the instrument (that is, the security or securities or the non-U.S. currency) underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying instrument at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a future contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

     Although most futures contracts call for actual delivery or acceptance of the underlying instrument, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a future contract sale for the same aggregate amount of the specific type of the underlying instrument and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

Margin

     If a Portfolio enters into a futures contract, it is initially required to deposit an “initial margin” of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Portfolio upon the proper termination of the futures contract.

     The margin deposits made are marked to market daily and a Portfolio may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called “variation margin,” which are reflective of price fluctuations in the futures contract. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instrument, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instrument, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Manager to a Portfolio may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

Options on Futures Contracts

     A Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on the futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

Risks of Transactions in Futures Contracts and Options on Futures Contracts

     The prices of securities, currencies and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash price of a Portfolio’s securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities, currencies and indices and movements in the price of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by a Portfolio’s Manager may still not result in a successful hedging transaction.

     There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a future position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily case payments of variation margin. The absence of a liquid market in futures contracts might cause a Portfolio to make or take delivery of the instruments underlying futures contracts at a time when it may be disadvantageous to do so.

     Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to take or make delivery of the instruments underlying futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio’s ability to effectively hedge its portfolio.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Futures contracts and options thereon which are purchased or sold on non-U.S. commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, non-U.S. commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on non-U.S. exchanges. Greater margin requirements may limit a Portfolio’s ability to enter into certain commodity transactions on non-U.S. exchanges. Moreover, differences in clearance and delivery requirements on non-U.S. exchanges may occasion delays in the settlement of a Portfolio’s transactions effected on non-U.S. exchanges.

     In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss on all or part of its margin deposits with the broker.

     If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, the Manager will designate liquid assets on its books and records in an amount equal (when added to any initial or variation margin on deposit) to the market value of the instrument underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the instrument underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

     In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, a Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by a Portfolio.

Accounting Treatment

     Any Portfolio trading in futures contracts and options thereon will account for such instruments in accordance with generally accepted accounting principles.

APPENDIX C

Proxy Voting Policies

For The BlackRock-Advised Funds

June, 2008

Page
Introduction	1
Proxy Voting Policies	1
Boards of Directors	1
Auditors	2
Compensation and Benefits	2
Capital Structure	2
Corporate Charter and By-Laws	2
Corporate Meetings	2
Investment Companies	2
Environmental and Social Issues	2
Reports to the Board	2

INTRODUCTION

     The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

     When BlackRock votes proxies for an advisory client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Investment Advisers Act of 1940 (the “Advisers Act”), an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests.1 When voting proxies for the Funds, BlackRock’s primary objective is to make voting decisions solely in the best interests of the Funds’ shareholders. In fulfilling its obligations to shareholders, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.2 It is imperative that BlackRock considers the interests of Fund shareholders, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

     Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

     BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

PROXY VOTING POLICIES

A. Boards of Directors

     These proposals concern those issues submitted to shareholders relating to the composition of the board of directors of companies other than investment companies. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent deemed relevant by the Committee.

1	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA- 2106 (February 3, 2003).

2	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client, such as the Funds, desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

C-1

B. Auditors

     These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that the Committee will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of other companies, to the extent deemed relevant.

C. Compensation and Benefits

     These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported by the Committee.

D. Capital Structure

     These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

     These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Funds expect that the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of shareholders.

F. Corporate Meetings

     These are routine proposals relating to various requests regarding the formalities of corporate meetings. As a general matter, the Funds expect that the Committee will support company management except where the proposals are substantially duplicative or serve no legitimate business purpose.

G. Investment Companies

     These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Funds believe that an investment company’s board of directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Funds oppose granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

H. Environmental and Social Issues

     These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Funds generally believe that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and oppose shareholder resolutions “micro-managing” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Funds are generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Funds generally are not supportive of proposals to require disclosure of corporate matters for other purposes.

REPORTS TO THE BOARD

     BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

C-2

APPENDIX D

Shareholder Ownership

Name	Address	Percentage and Class
BR All-Cap Global Resources Fund
*Merrill Lynch Pierce Fenner	4800 E Deer Lake Drive 3rd Floor	6.03% of Investor A
& Smith Incorporated (“MLPF&S”)	Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.74% of Investor A
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	11.94% of Investor B
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	8.33% of Investor B
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	21.39% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	12.91% of Investor C
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	6.72% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

Bill and Melinda Gates Foundation	2365 Carillon Pt	12.58% of Institutional
Kirkland, WA 98033-7353

Houston Endowment Inc.	600 Travis St Ste 6400	10.61% of Institutional
Houston, TX 77002-3003

Conrad H Hilton Foundation	100 W Liberty Street STE 840	10.44% of Institutional
Reno, NV 89501-1988

Conrad H Hilton Fund	100 W Liberty Street STE 840	8.70% of Institutional
Reno, NV 89501-1988

*Children’s Medical Center Corp.	1295 Boyston Street STE 300	7.43% of Institutional
Boston, MA 02215-0000

*The Bank of New York	111 Sanders Creek Pkway	5.37% of Institutional
FBO University of Arkansas Foundation	East Syracuse, NY 13057-1382

*NFS LLC FEBO	1801 Century Park E Ste 1111	5.04% of Service Class
Yvette Bluhdorn Char Rem Trust	Los Angeles, CA 90067

BR Asset Allocation Fund
*Special Custody Account for the	PO Box 32760	5.95% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	5.81% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	10.42% of Investor B
Jacksonville, FL 32246-6484

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	39.58% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	13.43% of Investor C
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	24.08% of Institutional
Jacksonville, FL 32246-6484

*Saxon and Co.	PO Box 7780-1888	16.56% of Institutional
Philadelphia, PA 19182

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	10.34% of Institutional
New York, NY 10001

*FIIOC	100 Magellan Way (KW1C)	8.25% of Institutional
FBO Cal Dive International	Covington, KY 41015-0000

*Orchard Trust Co. TTEE	8515 E Orchard Rd 2T2	5.63% of Institutional
Employee Benefits Clients	Greenwood Village, CO 80111

*Saxon and Co.	PO Box 7780-1888	72.98% of Service Class
Philadelphia, PA 19182

*Post & Co.	PO Box 1066	6.47% of Service Class
c/o The Bank of New York	Wall Street Station
Mutual Fund Reorg Department	New York, NY 10286

BR Aurora Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	14.28% of Investor A
Jacksonville, FL 32246-6484

*Lincoln National Life	1300 S Clinton Street	6.35% of Investor A
Insurance Company	Fort Wayne, IN 46802-3506

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	11.62% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	36.95% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.07% of Investor C
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	48.49% of Institutional
Jacksonville, FL 32246-6484

*NFS LLC	100 Magellan Way (KW1C)	24.67% of Institutional
FIIOC as Agent for	Covington, KY 41015-0000
Qualified Employee Benefit
Plans (401K) FINOPS-IC Funds

*NFS LLC	1555 N Rivercenter Dr.	10.98% of Institutional
FEBO US Bank National Association	Milwaukee, WI 53212-3958
Omnibus - Reinvest/Reinvest

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	77.22% of Class R
Jacksonville, FL 32246-6484

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MG Trust Company as Agent for	PO Box 10699	7.21% of Class R
Frontier Trust Co as Trustee	Fargo, ND 58106
Kamphaus, Henning & Hood Sav & Inves

*MG Trust Company as Agent for	700 17th Street Suite 300	5.63% of Class R
Midship Marine, Inc.	Denver, CO 80202

*Wilmington Trust Co. Cust FBO 401K	PO Box 52129	5.04% of Class R
G Ciciola G David GP Kaufman MD PSP	Phoenix, AZ 85072-2129

BR Capital Appreciation Portfolio
*Merrill Lynch Pierce Fenner	4800 E Deer Lake Drive 3rd Floor	10.63% of Investor A
Jacksonville, FL 32246-6484

*SSB/NYLIM Supplemental Income Plan	66 Brooks Drive	9.85% of Investor A
Boston Financial Data Services	Braintree, MA 02184
DSC/NSCC 4th Floor -Test Account

*Lincoln National Life	1300 S Clinton Street	6.37% of Investor A
Insurance Company	Fort Wayne, IN 46802-3506

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	13.70% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	54.51% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.17% of Investor C
New York, NY 10001

*Saxon and Co.	PO Box 7780-1888	25.06% of Institutional
Philadelphia, PA 19182

*Merrill Lynch Pierce Fenner	4800 E Deer Lake Drive 3rd Floor	9.30% of Institutional
Jacksonville, FL 32246-6484

*BlackRock Funds Inc LLC	100 Bellevue Parkway	8.22% of Institutional
Growth Prepared Portfolio	Wilmington, DE 19809

*BlackRock Funds Inc LLC	100 Bellevue Parkway	7.25% of Institutional
Moderate Prepared Portfolio	Wilmington, DE 19809

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.35% of Institutional
New York, NY 10001

*BlackRock Funds Inc LLC	100 Bellevue Parkway	5.06% of Institutional
Aggressive Growth Prepared Portfolio	Wilmington, DE 19809

BR Exchange Portfolio
*National City Bank T/U/A Ruth Lilly	PO Box	9.72% of BlackRock
Special Trust	Cleveland, OH 44101-4984

*National City Bank TR O/THE G	PO Box	9.34% of BlackRock
Garretson Wade Charitable Trust 2	Cleveland, OH 44101-4984

BR Global Opportunities Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	11.40% of Investor A
Jacksonville, FL 32246-6484

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*Raymond James & Assoc Inc	880 Carillon Pkwy	7.22% of Investor A
FBO Decatur Memorial Hospital	St Petersburg, FL 33716

*Morgan Stanley & Co.	Harborside Financial Center	6.88% of Investor A
Plaza II 3rd Floor
Jersey City, NJ 07311

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.37% of Investor A
New York, NY 10001

*UBS Financial Services Inc.	1801 Research Blvd	5.12% of Investor A
FBO Adventist Healthcare, Inc.	Suite 400
Intermediate Segment Account	Rockville, MD 20850-3184

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	31.07% of Investor B
Jacksonville, FL 32246-6484

*Morgan Stanley & Co.	Harborside Financial Center	8.12% of Investor B
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	40.23% of Investor C
Jacksonville, FL 32246-6484

*Morgan Stanley & Co.	Harborside Financial Center	19.79% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	55.81% of Institutional
Jacksonville, FL 32246-6484

BR Global Resources Fund
*Lincoln National Life Insurance	1300 S Clinton Street	29.49% of Investor A
Company	Fort Wayne, IN 46802-3506

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	8.58% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	15.61% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	26.48% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	9.04% of Investor C
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	24.39% of Institutional
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	11.69% of Institutional
New York, NY 10001

*Bryn Mawr College	101 N Merion Ave	10.53% of Institutional
Bryn Mawr, PA 19010-2859

*Yawkey Foundation II	990 Washington St STE 315	6.37% of Institutional
Dedham, MA 02026-6719

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*Charles Schwab & Co. Inc.	101 Montgomery St.	6.17% of Institutional
Reinvest Account	San Francisco, CA 94104-4122

BR Health Sciences Opportunities Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	13.07% of Investor A
Jacksonville, FL 32246-6484

*Charles Schwab & Co. Inc.	101 Montgomery St.	10.11% of Investor A
San Francisco, CA 94104-4122

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	22.97% of Investor B
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	7.94% of Investor B
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	49.29% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	8.76% of Investor C
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	5.26% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	50.40% of Institutional
Jacksonville, FL 32246-6484

*Prudential Investment Mgts. Service	100 Mulberry Street	15.14% of Institutional
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

*Charles Schwab & Co. Inc.	101 Montgomery St.	8.54% of Institutional
San Francisco, CA 94104-4122

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.28% of Institutional
New York, NY 10001

*Prudential Investment Mgts. Service	100 Mulberry Street	30.65% of Service Class
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

*Karen Kangari, Rakesh Thakkar FBO	4890 W. Kennedy Blvd S-500	8.45% of Service Class
FBO Advantec Solutions Retirement	Tampa, FL 33609
Savings Plan

BR International Opportunities Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	9.94% of Investor A
Jacksonville, FL 32246-6484

*Nationwide Insurance Company	P. O. Box 182029	8.59% of Investor A
Columbus, OH 43218-2029

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*Morgan Stanley & Co.	Harborside Financial Center	5.91% of Investor A
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	18.94% of Investor B
Jacksonville, FL 32246-6484

*Morgan Stanley & Co.	Harborside Financial Center	11.33% of Investor B
Plaza II 3rd Floor
Jersey City, NJ 07311

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	8.57% of Investor B
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	39.76% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	14.39% of Investor C
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	8.54% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	19.34% of Institutional
Jacksonville, FL 32246-6484

*Prudential Investment Mgts Service	100 Mulberry Street	13.95% of Institutional
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

*Saxon and Co.	PO Box 7780-1888	12.18% of Institutional
Philadelphia, PA 19182

Mercer Trust Company TTEE FBO	One Investors Way MS N-1-D	7.41% of Institutional
Abbot Labs SRP	Norwood, MA 02062

*Prudential Investment Mgts. Service	100 Mulberry Street	31.51% of Service Class
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

*Charles Schwab & Co. Inc.	101 Montgomery Street	27.56% of Service Class
San Francisco, CA 94104-4122

*PFPC	760 Moore Road	8.09% of Service Class
FBO Hilliard Lyons/Capital Directors	King of Prussia, PA 19406

*Saxon and Co.	PO Box 7780-1888	6.90% of Service Class
Philadelphia, PA 19182

BR Mid Cap Growth Equity Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	5.27% of Investor A
Jacksonville, FL 32246-6484

*Special Custody Account for the	PO Box 32760	6.08% of Investor B
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	5.40% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	35.60% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	15.55% of Investor C
New York, NY 10001

*Saxon and Co.	PO Box 7780-1888	32.87% of Institutional
FBO 40-40-090-9999464	Philadelphia, PA 19182

*J.P. Morgan Chase as Directed Trust	8515 E Orchard Road	18.84% of Institutional
FBO Metlife Retirement Plans	2T2
Greenwood Village, CO 80111

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	9.77% of Institutional
Jacksonville, FL 32246-6484

*Saxon and Co.	PO Box 7780-1888	6.48% of Institutional
FBO 20-01-302-9912426	Philadelphia, PA 19182

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	96.11% of Class R
Jacksonville, FL 32246-6484

*PFPC	760 Moore Road	72.49% of Service Class
FBO Hilliard Lyons/Capital Directions	King of Prussia, PA 19406

*Special Custody Account for the	PO Box 32760	15.00% of Service Class
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

BR Mid Cap Value Equity Portfolio
*Lincoln National Life Insurance	1300 S Clinton Street	12.11% of Investor A
Company	Fort Wayne, IN 46802-3506

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	9.49% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	9.32% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	42.09% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	6.55% of Investor C
New York, NY 10001

*Mercer Trust Company TTEE FBO	One Investors Way	17.50% of Institutional
Abbot Labs SRP	Norwood, MA 02062

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	15.86% of Institutional
Jacksonville, FL 32246-6484

*Charles Schwab & Co. Inc.	101 Montgomery St.	11.87% of Institutional
San Francisco, CA 94104-4122

*NFS LLC FEBO	PO Box 829	8.62% of Institutional
State Street Bank & Trust	Fargo, ND 58107-0829
Trust Operations

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
UBS-FTC FBO: Naugatuck Savings BK R	1200 Harbor Blvd.	66.71% of Service Class
Operations Manager	6th Floor
UBS Fiduciary Trust	Weehawken, NJ 07086

*PFPC	760 Moore Road	9.90% of Service Class
FBO Hilliard Lyons/Capital Directors	King of Prussia, PA 19406

*Prudential Investment Mgts Service	100 Mulberry Street	5.11% of Service Class
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

BR Money Market Portfolio
*Special Custody Account for the	PO Box 32760	42.85% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*Saxon and Co.	PO Box 7780-1888	16.76% of Investor A
Philadelphia, PA 19182

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	8.75% of Investor B
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	5.02% of Investor B
Plaza II 3rd Floor
Jersey City, NJ 07311

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	14.99% of Investor C
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	11.55% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

*Hilliard Lyons	500 W Jefferson St	100.00% of Hilliard
Cash Balance Sweeps	Louisville, KY 40202-2861

*State Street Research & Management Co	PO Box	24.59% of Institutional
Deferred Compensation Plan	Atlanta, GA 30310-3182

*Metropolitan Life Ins CO/SA DC	8515 E Orchard Rd. 2T2	11.58% of Institutional
Greenwood Village, CO 80111

*First Clearing, LLC	2045 Port Bristol	7.16% of Institutional
Newport Beach, CA 92660-5414

*Orchard Trust Co TTEE	8515 E Orchard Rd. 2T2	5.74% of Institutional
Employee Benefits Clients	Greenwood Village, CO 80111

*PFPC	760 Moore Road	82.47% of Service Class
FBO Hilliard Lyons/Capital	King of Prussia, PA 19406

BR Municipal Money Market Portfolio
*Special Custody Account for the	PO Box 32760	85.89% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*Hilliard Lyons	500 W Jefferson St	100.00% of Hilliard
Cash Balance Sweeps	Louisville, KY 40202-2861

Michael MacElhiney	325 E 80th Apt 3G	32.11% of Institutional
New York, NY 10021-0645

D Lisle Swanson	10 Belfry Ter	26.92% of Institutional
Lexington, MA 02421-4931

David B Sayles Exec	305 S Barry Ave	16.24% of Institutional
Donald Sayles Estate	Mamaroneck, NY 10543-4202

David B Sayles Exec	305 S Barry Ave	16.22% of Institutional
Mamaroneck, NY 10543-4202

*PFPC	760 Moore Road	99.91% of Service Class
FBO Hilliard Lyons/Capital	King of Prussia, PA 19406

BR NC Municipal Money Market Portfolio
*PFPC Trust Co CUST FBO	9288 Tenaya Way	25.81% of Investor A
R/O of Janine L Smith Janine L Smith	Kelseyville, CA 95451-9644

John S Curtiss	1416 Elmsford Ln	21.71% of Investor A
Matthews, NC 28105-7212

Deborah Ann Curtiss TRST	1416 Elmsford Ln	19.88% of Investor A
Melvin August Block and	Matthews, NC 28105-7212
Marcia Jean Block
Life Insurance Trust

Joanne Floch	4478 Moratock Ln	22.87% of Investor A
Clemmons, NC 27012-7712

*PFPC Trust Co CUST FBO	6125 Sherman Ter	5.41% of Investor A
Cust for the IRA of Joseph Stephens	Sebring, FL 33876-6498

BR NJ Municipal Money Market Portfolio
*Special Custody Account for the	PO Box 32760	98.87% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

Yingchu Ni	235 Fountayne Ln	71.44% of Institutional
Lawrenceville, NJ 08648-2681

Jeffrey J Wolfanger and	5 Tartan Ct	26.56% of Institutional
Susan K Wolfanger JT TEN WROS	Andover, NJ 07821-3516

Jay Schwartz	99 Eileen Dr	92.69% of Service Class
Cedar Grove, NJ 07009-1349

BR OH Municipal Money Market Portfolio
*Special Custody Account for the	PO Box 32760	99.39% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
Mark J Busher &	777 Arborrun Drive	100% of Institutional
Collette M Busher JTWROS	Cincinnati, OH 45233

BR PA Municipal Money Market Portfolio
*Special Custody Account for the	PO Box 32760	98.99% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*Special Custody Account for the
Exclusive Benefit of Customers	PO Box 32760	94.96% of Institutional
Omnibus Account	Louisville, KY 40232-2760

Lonnie W Klein	717 Arlington Rd	99.50% of Service Class
FBO Wilets Children Living Trust	Narberth, PA 19072-1502

BR Science & Technology Opportunities Portfolio
*Merrill Lynch Pierce Fenner	4800 E Deer Lake Drive 3rd Floor	66.46% of Investor A
Jacksonville, FL 32246-6484

*Special Custody Account for the	PO Box 32760	5.10% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	70.91% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	69.21% of Investor C
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	69.08% of Institutional
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	88.94% of Class R
Jacksonville, FL 32246-6484

*MG Trust Company Cust	700 17th Street	5.90% of Class R
FBO Summit Software 401k Plan	Suite 300
Denver, CO 80202

*NFSC FEBO #AAW-324698	774 West Drive	23.42% of Service Class
State Street Bank & Trust TTEE	Memphis, TN 38112
McDonald Kuhn Profit Sharing Plan
FBO William A Lucchesi

*First Clearing, LLC	385 H Kaelepulu Dr.	15.84% of Service Class
Mark Van Allsburg &	Kailua, HI 69734-3316
Esther Van Allsburg JTWROS

*Raymond James & Assoc Inc	880 Carillon Pkwy	14.01% of Service Class
FBO Frederick L Baker IRA R/O	ST Petersburg, FL 33716

*E Trade Clearing LLC	PO Box 989030	8.08% of Service Class
West Sacramento, CA 95798-9030

*E Trade Clearing LLC	PO Box 1542	6.66% of Service Class
Merrifield, VA 22116-1542

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*Special Custody Account for the	PO Box 32760	5.87% of Service Class
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*Pershing LLC	P.O. Box 2052	5.23% of Service Class
Jersey City, NJ 07303-9998

BR Small Cap Core Equity Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	8.79% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	40.33% of Investor B
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	46.25% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	6.73% of Investor C
New York, NY 10001

*Saxon and Co.	PO Box 7780-1888	19.47% of Institutional
Philadelphia, PA 19182

*BlackRock Funds Inc LLC	100 Bellevue Parkway	13.45% of Institutional
Growth Prepared Portfolio	Wilmington, DE 19809

*BlackRock Funds Inc LLC	100 Bellevue Parkway	11.86% of Institutional
Moderate Prepared Portfolio	Wilmington, DE 19809

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	9.43% of Institutional
Jacksonville, FL 32246-6484

*BlackRock Funds Inc LLC	100 Bellevue Parkway	8.30% of Institutional
Aggressive Growth Prepared Portfolio	Wilmington, DE 19809

*Mercer Trust Co. TTEE	One Investors Way	6.96% of Institutional
FBO Arch Coal Employee Thrift Plan	Norwood, MA 02062-0000

*NFS LLC FEBO	13912 N Easy Par Pl	25.08% of Service Class
FMT CO CUST IRA Rollover	Marana, AZ 85653
FBO Paul J Stonich

*Charles Schwab & Co. Inc.	101 Montgomery St.	6.14% of Service Class
San Francisco, CA 94104-4122

*NFL LLC FEBO	89 Summit Ave 2nd Floor	5.92% of Service Class
Andreas M Stenbeck Stonebrook Partners	Summit, NJ 07901

BR Small Cap Growth Equity Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	15.13% of Investor A
Jacksonville, FL 32246-6484

*Charles Schwab & Co. Inc.	101 Montgomery St.	6.97% of Investor A
San Francisco, CA 94104-4122

*Saxon and Co.	PO Box 7780-1888	5.45% of Investor A
Philadelphia, PA 19182

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	34.96% of Investor B
Jacksonville, FL 32246-6484

*Special Custody Account for the	PO Box 32760	13.85% of Investor B
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	42.71% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	9.91% of Investor C
New York, NY 10001

*Charles Schwab & Co. Inc.	101 Montgomery St.	11.17% of Institutional
San Francisco, CA 94104-4122

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	10.92% of Institutional
Jacksonville, FL 32246-6484

*KPMG Peat Marwick	One Wall Street	9.97% of Institutional
Retirement Plans Master Trust	New York, NY 10286
c/o Bank of New York Trustee

*Saxon and Co.	PO Box 7780-1888	8.00% of Institutional
Philadelphia, PA 19182

*Mori & Co.	911 Main St. Ste 201	5.10% of Institutional
Kansas City, MO 64105

*The Vanguard Group	100 Vanguard Blvd	5.10% of Institutional
ATTN OUTSIDE FUNDS K 14	Malvern, PA 19355

*Saxon and Co.	PO Box 7780-1888	34.53% of Service Class
Philadelphia, PA 19182

*The Vanguard Group	100 Vanguard Blvd	32.85% of Service Class
ATTN OUTSIDE FUNDS K 14	Malvern, PA 19355

*Prudential Investment Mgts Service	100 Mulberry Street	5.93% of Service Class
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

BR Small/Mid Cap Growth Portfolio
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	12.78% of Investor A
Jacksonville, FL 32246-6484

*Lincoln National Life Insurance	1300 S Clinton Street	8.52% of Investor A
Company	Fort Wayne, IN 46802-3506

*Hartford Life Ins. Co. Separate Account	PO Box 2999	7.71% of Investor A
Hartford, CT 06104

*Orchard Trust Company TTEE	8515 East Orchard Rd 2T2	7.57% of Investor A
Employee Benefits Clients	Greenwood Village, CO 80111

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	17.09% of Investor B
Jacksonville, FL 32246-6484

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	5.31% of Investor B
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	34.11% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	15.65% of Investor C
New York, NY 10001

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	64.89% of Institutional
Jacksonville, FL 32246-6484

*AST Capital Trust of DE as TTEE FBO	PO Box 52129	14.57% of Institutional
Lindquist & Vennum PLLP PSRP&T	Phoenix, AZ 85072

*T Rowe Price Retirement Plan	4515 Painters Mill Road	6.27% of Institutional
Services	Owings Mills, MD 21117-4903

*NFS LLC	100 Magellan Way (KW1C)	6.06% of Institutional
FIIOC as Agent for	Covington, KY 41015-0000
Qualified Employee Benefit
Plans (401K) FINOPS-IC Funds

*Hartford Life Ins. Co. Separate	PO Box 2999	47.63% of Class R
Hartford, CT 06104

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	45.04% of Class R
Jacksonville, FL 32246-6484

*MG Trust Company Cust	700 17th Street	7.07% of Class R
FBO Econet Inc	Suite 300
Denver, CO 80202

BR Small Cap Value Equity Portfolio
*Special Custody Account for the	PO Box 32760	34.99% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*Saxon and Co.	PO Box 7780-1888	16.91% of Investor A
Philadelphia, PA 19182

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	7.69% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	18.81% of Investor B
Jacksonville, FL 32246-6484

*Special Custody Account for the	PO Box 32760	14.77% of Investor B
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	52.43% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	9.01% of Investor C
New York, NY 10001

*Saxon and Co.	PO Box 7780-1888	83.70% of Institutional
Philadelphia, PA 19182

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	10.14% of Institutional
Jacksonville, FL 32246-6484

Scott Colcombe	104 Alyson Drive	69.92% of BlackRock
McMurray, PA 15317-0000

Maria P Hand	1410 Buck Hill Dr	20.38% of BlackRock
Southampton, PA 18966-4622

Andrew Blair June Alt JTWROS	203 Rockwood Rd	5.20% of BlackRock
Wilmington, DE 19802

*Saxon and Co.	PO Box 7780-1888	48.70% of Service Class
Philadelphia, PA 19182

*Prudential Investment Mgts Service	100 Mulberry Street	27.29% of Service Class
FBO Mutual Fund Clients	3 Gateway Center Floor 11
Mail Stop NJ 05-11-20
Newark, NJ 07102

*PFPC	760 Moore Road	10.95% of Service Class
FBO Hilliard Lyons/Capital	King of Prussia, PA 19406

BR US Opportunities Portfolio
*Charles Schwab & Co. Inc.	101 Montgomery Street	10.99% of Investor A
San Francisco, CA 94104-4122

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	6.29% of Investor A
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	17.75% of Investor B
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	12.81% of Investor B
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	8.16% of Investor B
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	34.22% of Investor C
Jacksonville, FL 32246-6484

*CitiGroup Global Markets Inc.	333 West 34th Street 3rd Floor	22.85% of Investor C
New York, NY 10001

*Morgan Stanley & Co.	Harborside Financial Center	6.89% of Investor C
Plaza II 3rd Floor
Jersey City, NJ 07311

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	17.52% of Institutional
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	15.25% of Institutional
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	11.49% of Institutional
Jacksonville, FL 32246-6484

*	Record holders that do not beneficially hold the shares.

Name	Address	Percentage and Class
*MLPF&S	4800 E Deer Lake Drive 3rd Floor	8.74% of Institutional
Jacksonville, FL 32246-6484

*MLPF&S	4800 E Deer Lake Drive 3rd Floor	5.13% of Institutional
Jacksonville, FL 32246-6484

*Morgan Stanley & Co.	Harborside Financial Center	91.80% of Service Class
Plaza II 3rd Floor
Jersey City, NJ 07311

BR U.S. Treasury Money Market Portfolio
*Special Custody Account for the	PO Box 32760	81.66% of Investor A
Exclusive Benefit of Customers	Louisville, KY 40232-2760
Omnibus Account

*Saxon and Co.	PO Box 7780-1888	6.82% of Investor A
Philadelphia, PA 19182

Amy J Engel and	238 E 32nd St	79.58% of Institutional
Michael B Citron JTWROS	New York, NY 10016-6306

Esther K Nakao	5657 Burning Tree Drive	8.81% of Institutional
La Canada, CA 91011

*Lower Providence Rod &	PO Box 7070	22.51% of Service Class
Gun Club Inc	Audobon, PA 19407-7070

Robert Fredricksen	192 New Jersey Ave	14.53% of Service Class
Bergenfield, NJ 07621-1457

*River Cliff Hall CO OP CORP	PO Box 2030	14.14% of Service Class
Cliffside Park, NJ 07010-6030

*735 Apartment Corp	PO Box 627	9.19% of Service Class
C/O Ricka Realty Corp	Palisades Park, NJ 07650-0627

Walter K Mueller	226 W Passaic Ave	5.86% of Service Class
Bloomfield, NJ 07003-5541

Eugene Amirante and	21 Oakley Way	5.72% of Service Class
Edith Amirante JT TEN	Wayne, NJ 07470-3014

BR VA Municipal Money Market Portfolio
NONE

*	Record holders that do not beneficially hold the shares.

SAI-BRF-0109

BLACKROCK FUNDSSM
PART C
OTHER INFORMATION

Item 23. Exhibits

     (1) Articles of Incorporation

     (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

     (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

     (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

     (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996.

     (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

     (2) By-laws

     (a) Amended and Restated Code of Regulations of the Registrant, effective as of December 3, 2008.

     (3) Instruments Defining Rights of Security Holders

     (a) Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998; Article II of Registrant’s Code of Regulations is incorporated herein by reference.

     (4) Investment Advisory Contracts

     (a) Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to existing Portfolios except Strategic Portfolio I and Index Equity Portfolio incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

     (b) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Institutional Management Corporation with respect to the Money Market Portfolios incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

     (c) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International, Ltd. with respect to the International Opportunities Portfolio incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

     (d) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Asset Allocation and Global Opportunities Portfolios incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

     (e) Form of Addendum to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to the Conservative Prepared, Moderate Prepared, Growth Prepared and Aggressive Growth Prepared Portfolios incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2006.

     (5) Underwriting Contracts

     (a) Form of Distribution Agreement between Registrant and BlackRock Investments, Inc. dated as of October 1, 2008.

     (b) Form of Cooperation Agreement among the Registrant, BlackRock Advisors, LLC. and UBS AG is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

     (6) Bonus or Profit Sharing Contracts

     None.

     (7) Custodian Agreements

     (a) Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

     (b) Reserved

     (c) Reserved

     (d) Reserved.

     (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

     (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on January 27, 1998.

     (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

     (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

     (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 28, 1997.

     (8) Other Material Contracts

     (a) Amended and Restated Administration Agreement dated February 10, 2004 among Registrant, BlackRock Advisors, LLC and PFPC Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

     (b) Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

     (c) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on April 29, 1998.

     (d) Form of Expense Limitation Agreement dated as of January 28, 2004 by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

     (e) Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2005.

     (f) Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006.

     (g) Form of Termination, Replacement and Restatement Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of BlackRock Global Growth Fund, Inc. (File No. 333-32899), filed on December 17, 2007.

     (h) Form of Termination, Replacement and Restatement Agreement between the Registrant and syndicate of banks dated as of November 19, 2008, relating to the Credit Agreement dated as of November 17, 2007 is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 20 to the Registrant Statement in Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File 33-47875), filed on December 22, 2008.

     (9) Legal Opinion

     (a) None

     (10) Other Opinions

     (a) Consent of Deloitte & Touche LLP.

     (11) Omitted Financial Statements

     (a) None

     (12) Initial Capital Agreements

     (a) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2, L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1, L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3, B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3, M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1, S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4, F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4, T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4, KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on February 13, 1998.

     (b) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on August 7, 1998.

     (c) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class NN-3 is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 11, 1999.

     (d) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes A-7 and C-7 is incorporated herein by reference to Exhibit 12(d) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on August 6, 1999.

     (e) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes OO-1, OO-2, OO-3, OO-4 and OO-5 is incorporated herein by reference to Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on May 10, 2000.

     (f) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Classes PP-1, PP-2, PP-3, PP-4 and PP-5, QQ-1, QQ-2, QQ-3, QQ-4, QQ-5 and U-6 is incorporated herein by reference to Exhibit 12(f) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on June 6, 2000.

     (g) Form of Purchase Agreement between Registrant and Registrant’s distributor relating to Class RR-3 is incorporated herein by reference to Exhibit 12(g) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2000.

     (h) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes SS-1, SS-2, SS-3, SS-4 and SS-5 is incorporated herein by reference to Exhibit 12(h) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

     (i) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes TT-1, TT-2, TT-3, TT-4, TT-5 and TT-6 is incorporated herein by reference to Exhibit 12(i) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2000.

     (j) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class UU-1, UU-2, UU-3, UU-4 and UU-5 is incorporated herein by reference to Exhibit 12(j) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2001.

     (k) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class H-6 is incorporated herein by reference to Exhibit 12(k) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2002.

     (l) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class JJ-6 is incorporated herein by reference to Exhibit 12(l) of Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2002.

     (m) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes G-6, O-6 and X-6 is incorporated herein by reference to Exhibit 12(m) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on November 27, 2002.

     (n) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes VV-1, VV-2, VV-3, VV-6, WW-1, WW-2, WW-3, and WW-6 is incorporated herein by reference to Exhibit 12(n) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed on February 11, 2004.

     (o) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class P-6 is incorporated herein by reference to Exhibit 12(o) of Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A filed on April 8, 2004.

     (p) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class W-6 is incorporated herein by reference to Exhibit 12(p) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed on May 18, 2004.

     (q) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes XX-1, XX-2, XX-3, XX-4, XX-5, XX-6, YY-1, YY-2, YY-3, YY-4, YY-5 and YY-6 is incorporated herein by reference to Exhibit 12(q) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed on June 18, 2004.

     (r) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes ZZ-1, ZZ-2, ZZ-3, ZZ-4 and ZZ-5 is incorporated herein by reference to Exhibit 12(r) of Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2004.

     (s) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Class X-1 is incorporated herein by reference to Exhibit 12(s) of Post-Effective Amendment No. 85 to Registrant Registration statement on Form N-1A filed on October 27, 2004.

     (t) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes AAA-6, BBB-1, BBB-2, BBB-3, BBB-4, BBB-5, CCC-1, CCC-2, CCC-3, CCC-4, CCC-5, EEE-1, EEE-2, EEE-3, EEE-4, EEE-5, EEE-6, EEE-8, FFF-1, FFF-2, FFF-3, FFF-4, FFF-5, GGG-1, GGG-2, GGG-3, GGG-4 and GGG-5 is incorporated herein by reference to Exhibit 12(t) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed on November 3, 2004.

     (u) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes HHH-1, HHH-2, HHH-3, HHH-4, HHH-5 and HHH-6 is incorporated herein by reference to Exhibit 12(u) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2004.

     (v) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes III-1, III-2, III-3, III-4 and III-5 is incorporated herein by reference to Exhibit 12(v) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

     (w) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes JJJ-2, JJJ-3, JJJ-6 and JJJ-13 is incorporated herein by reference to Exhibit 12(w) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2006.

     (x) Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to shares of Classes X-3, R-8, R-9, X-9, MM-9, R-10, R-11, X-11, MM-11, R-12 and R shares of certain Portfolios is incorporated herein by reference to Exhibit 12(x) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

    (13) Rule 12b-1 Plan

     (a) Form of Distribution and Service Plan for Institutional, Service, Investor A, Investor B, Investor C, Hilliard Lyons, R and BlackRock Shares dated October 1, 2008.

     (14) Rule 18f-3 Plan

     (a) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on September 19, 2006.

     (15) Reserved

     (16) Codes of Ethics

     (a) Code of Ethics of BlackRock Funds is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A filed on January 27, 2006.

     (b) Code of Ethics of BlackRock Advisors, LLC to be filed by Amendment.

     (c) Code of Ethics of BlackRock, Inc. is incorporated herein by reference to Exhibit 16(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 1, 2007.

     (d) Code of Ethics of BlackRock Investments, Inc. to be filed by Amendment.

     (99) Power of Attorney

     (a) Power of Attorney of David O. Beim, Ronald W. Forbes, Dr. Matina Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr. Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish, Frederick W. Winter, Richard S. Davis and Henry Gabbay dated November 1, 2007 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2008.

Item 24. Persons Controlled by or under Common Control with the Fund.

Unless indicated otherwise, ownership is at 100% and each entity is organized under the laws of Delaware.

The Fund is controlled by PNC Bank, National Association, a national bank organized under the laws of the United States. All of the capital stock of PNC Bank, National Association is owned by PNC Bancorp, Inc., the capital stock of which is owned by The PNC Financial Services Group, Inc., a publicly held bank holding company organized in Pennsylvania.

PNC Bank, National Association controls the following entities: 499 Holding, Inc. (organized in New Jersey), Bancshares Realty Co., TRI Capital Company, Inc., Continental/Van Louhr, Inc., Deerfield Corp. (organized in New Jersey), Land Holding Corp. of PA (organized in Pennsylvania), Land Holding, Inc., Midland Loan Services, Inc., NE Investment Inc., Parkway Sussex Inc., PNC Affordable Housing, Inc., PNC Community Partners, Inc., PNC Bank Capital Securities, LLC, PNC Commercial Management, Inc., PNC Bank International, PNC Investment Holdings, Inc., PNC BL Holding Inc., PNC Brokerage Corp. (organized in Pennsylvania), PNC Community Development Corp. (organized in Kentucky), PNC Insurance Services (Kentucky), Inc. (organized in Kentucky), PNC Institutional Capital Trust A, PNC Leasing, LLC, PNC Vehicle Leasing, LLC, PNC Title Holding Company, LLC, PNC Reinsurance Corp. (organized in Vermont), Thornhurst Corp., Spectra Services Corporation (organized in Ohio).

PNC Bank, National Association controls 50% of the voting securities of Billing Zone, LLC.

Midland Loan Services, Inc. controls the following entities: MLS Investments, Inc., Ridge Acquisition, L.P., Midland Realty Acceptance Corp., PNC Mortgage Acceptance Corp., Financial Support Services, Inc., First Financial, LP, Midland Commercial Financing Corp. and MDS Servicing Corp.

PNC Leasing, LLC controls the following entities: Gallatin Generation, LLC, Johnsonville Generation, LLC, Madison Power 2000, LLC, NSI Air, LLC and PNC Capital Leasing, LLC.

PNC Mortgage Securities Corp. controls PNC Mortgage Funding Corp.

PNC Mortgage Corp. of America controls PNC Mortgage Partners Corp. PNC Investment Holdings, Inc. controls PNC Asset Management, Inc.

PNC Asset Management, Inc. controls BlackRock, Inc., which directly and indirectly controls the following entities: BlackRock Advisors LLC, BlackRock Overseas Investment Corp. (an Edge Act bank), BlackRock Japan Holdings, Inc. (organized in Japan), BlackRock International, Ltd. (organized in Scotland), BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock Investments, Inc., BlackRock Funding, Inc., BlackRock Asia Limited, BlackRock Financial Management, Inc., BlackRock (Japan), Inc., Anthracite Securitization Corp. and Risk Monitors, Inc.

BlackRock Japan Holdings, Inc. and BlackRock International, Ltd. control 50% of the voting securities of Nomura BlackRock Asset Management Co., Ltd., an entity organized under the laws of Japan.

BlackRock Financial Management, Inc. controls 28% of the voting securities of Trepp, LLC, which is organized under the laws of the state of New York.

Item 25. Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated by reference herein as Exhibit 7(a), Section 12 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 8(c) and Section 9 of the Administration Agreement incorporated by reference herein as Exhibit 8(a). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26. Business and Other Connections of Investment Advisers

     (a) BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

     (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BIMC”). The information required by this Item 26 about officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

     (c) BlackRock Financial Management, Inc. (“BFM”). BFM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

     (d) BlackRock International Limited (formerly BlackRock International, Ltd. and prior to that CastleInternational Asset Management Limited) (“BIL”). The information required by this Item 26 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 27. Principal Underwriters

     (a) BlackRock Investments, Inc. (“BII”) acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant:

BlackRock Balanced Capital Fund, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Short-Term Bond Series, Inc.
BlackRock Bond Allocation Target Shares	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Value Opportunities Fund, Inc.
BlackRock California Municipal Series Trust	BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend Fund	BlackRock World Income Fund, Inc.
BlackRock EuroFund	CMA Government Securities Fund
BlackRock Financial Institutions Series Trust	CMA Money Fund
BlackRock Focus Growth Fund, Inc.	CMA Multi-State Municipal Series Trust
BlackRock Focus Value Fund, Inc	CMA Tax-Exempt Fund
BlackRock Fundamental Growth Fund, Inc.	CMA Treasury Fund
BlackRock Funds	FDP Series, Inc.
BlackRock Funds II	Global Financial Services Master LLC
BlackRock Global Allocation Fund, Inc.	Managed Account Series
BlackRock Global Dynamic Equity Fund	Master Bond LLC
BlackRock Global Emerging Markets Fund, Inc.	Master Focus Growth LLC
BlackRock Global Financial Services Fund, Inc.	Master Government Securities LLC
BlackRock Global Growth Fund., Inc.	Master Institutional Money Market LLC
BlackRock Global SmallCap Fund, Inc.	Master Large Cap Series LLC
BlackRock Global Value Fund, Inc.	Master Money LLC
BlackRock Healthcare Fund, Inc.	Master Tax-Exempt LLC
BlackRock Index Funds, Inc.	Master Treasury LLC
BlackRock International Value Trust	Master Value Opportunities LLC
BlackRock Large Cap Series Funds, Inc.	Merrill Lynch Funds for Institutions Series
BlackRock Latin America Fund, Inc.	Merrill Lynch Ready Assets Trust
BlackRock Liquidity Funds	Merrill Lynch Retirement Series Trust
BlackRock Master LLC	Merrill Lynch U.S.A. Government Reserves
BlackRock Mid Cap Value Opportunities Series, Inc.	Merrill Lynch U.S. Treasury Money Fund
BlackRock Multi-State Municipal Series Trust	Quantitative Master Series LLC
BlackRock Municipal Bond Fund, Inc.	Short-Term Master LLC
BlackRock Municipal Series Trust	WCMA Government Securities Fund
BlackRock Natural Resources Trust	WCMA Money Fund
BlackRock Pacific Fund, Inc.	WCMA Tax-Exempt Fund
BlackRock Principal Protected Trust	WCMA Treasury Fund
BlackRock Series Fund, Inc.

     BII also acts as the principal underwriter for each of the following closed-end registered investment companies:

BlackRock Multi-Strategy Hedge Advantage	BlackRock Senior Floating Rate Fund II, Inc.
BlackRock Multi-Strategy Hedge Opportunities LLC	Master Senior Floating Rate LLC
BlackRock Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of BII. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

	Position(s) and Office(s)	Position(s) and Office(s)
Name	with BII	with Registrant

Laurence Fink	Chairman and Director	None
Barbara Novick	Chief Executive Officer	None
John Moran	President and Managing Director	None

Anne Ackerley	Managing Director	Vice President
Donald Burke	Managing Director	President, Chief
Executive Officer
Robert Connolly	General Counsel, Secretary and Managing Director	None
Paul Greenberg	Treasurer, Chief Financial Officer and Managing Director	None
Francis Porcelli	Managing Director	None
Steven Hurwitz	Chief Compliance Officer, Assistant Secretary and Director	None
John Blevins	Assistant Secretary and Director	None
Robert Kapito	Director	None
Daniel Waltcher	Director	None

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

     (a) Registrant, 100 Bellevue Parkway, Wilmington, Delaware 19809.

    (b) BlackRock Investments, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

     (c) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

     (d) BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

     (e) BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its functions as investment adviser and sub-adviser).

     (f) BlackRock International Limited, 40 Torphichen Street, Edinburgh, Scotland, EH3 8JB (records relating to its functions as investment sub-adviser).

     (g) PNC Global Investment Servicing (U.S.) Inc., (formerly PFPC Inc.), 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as custodian, co-administrator, transfer agent and dividend disbursing agent).

     (h) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

     (i) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian)

     (j) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

     (k) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (Registrant’s declaration of trust, code of regulations and minute books).

Item 29. Management Services

     None.

Item 30. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 28 day of January, 2009.

BLACKROCK FUNDS (Registrant)

By:	/s/ DONALD C. BURKE Donald C. Burke President and Chief Executive Officer (Principal Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ DONALD C. BURKE	President and Chief Executive Officer	January 28, 2009
(Principal Executive Officer)
(Donald C. Burke)

/s/ NEAL J. ANDREWS	Chief Financial Officer	January 28, 2009
(Principal Financial and Accounting
(Neal J. Andrews)	Officer)

/s/ *David O. Beim	Trustee

(David O. Beim)

/s/ *Ronald W. Forbes	Trustee

(Ronald W. Forbes)

/s/ *Dr. Matina Horner	Trustee

(Dr. Matina Horner)

/s/ *Rodney D. Johnson	Trustee

(Rodney D. Johnson)

/s/ *Herbert I. London	Trustee

(Herbert I. London)

/s/ *Cynthia A. Montgomery	Trustee

(Cynthia A. Montgomery)

/s/ *Joseph P. Platt, Jr.	Trustee

(Joseph P. Platt, Jr.)

/s/ *Robert C. Robb, Jr.	Trustee

(Robert C. Robb, Jr.)

/s/ *Toby Rosenblatt	Trustee

(Toby Rosenblatt)

/s/ *Kenneth L. Urish	Trustee

(Kenneth L. Urish)

/s/ *Frederick W. Winter	Trustee

(Frederick W. Winter)

/s/ *Richard S. Davis	Trustee

(Richard S. Davis)

/s/ *Henry Gabbay	Trustee

(Henry Gabbay)

*By: /s/ Donald C. Burke

(Donald C. Burke, Attorney-in-Fact)

C-10

EXHIBIT INDEX

Exhibit No.	Description

2 (a)	Amended and Restated Code of Regulations of the Registrant, dated as of December 3, 2008.
5 (a)	Form of Distribution Agreement between Registrant and BlackRock Investments, Inc. dated as of October 1, 2008.
10 (a)	Consent of Deloitte & Touche LLP
13 (a)	Form of Distribution and Service Plan for Institutional, Service, Investor A, Investor B, Investor C, Hilliard Lyons, and BlackRock Shares dated October 1, 2008.